AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 6, 2007


                                            REGISTRATION STATEMENT NO. 333-65922

                                                                       811-09413
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 10



                                       AND


                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 22



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                           (Exact name of Registrant)


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT

                               (Name of Depositor)


                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06199

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.

                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET


                                BOSTON, MA 02116
                  (Name and Address of Agent Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.



[X] on April 30, 2007 pursuant to paragraph (b) of Rule 485.



[ ]            days after filing pursuant to paragraph (a)(1) of Rule 485.



[ ] on            pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   VINTAGE 3(SM) VARIABLE ANNUITY PROSPECTUS:


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This prospectus describes VINTAGE 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 30, 2007 are:








AMERICAN FUNDS INSURANCE SERIES -- CLASS 2         Dreman Small-Cap Value Portfolio -- Class A
  American Funds Global Growth Fund                Harris Oakmark International
  American Funds Growth Fund                          Portfolio -- Class A
  American Funds Growth -- Income Fund             Janus Forty Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lazard Mid-Cap Portfolio -- Class B
  VIP Contrafund(R) Portfolio -- Service           Lord Abbett Growth and Income
     Class                                            Portfolio -- Class B
  VIP Mid Cap Portfolio -- Service Class 2         Lord Abbett Mid-Cap Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class B
  TRUST -- CLASS 2                                 Met/AIM Capital Appreciation
  Franklin Income Securities Fund                     Portfolio -- Class A
  Templeton Developing Markets Securities          Met/AIM Small Cap Growth Portfolio -- Class
     Fund                                             A
  Templeton Foreign Securities Fund                MFS(R) Value Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Neuberger Berman Real Estate
  Mid Cap Growth Portfolio                            Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          PIMCO Inflation Protected Bond
  Legg Mason Partners Variable Aggressive             Portfolio -- Class A
     Growth Portfolio -- Class I                   Pioneer Fund Portfolio -- Class A
  Legg Mason Partners Variable Appreciation        Pioneer Strategic Income Portfolio -- Class
     Portfolio -- Class I                             A
  Legg Mason Partners Variable Capital and         Third Avenue Small Cap Value
     Income Portfolio -- Class II                     Portfolio -- Class B
  Legg Mason Partners Variable Equity Index      METROPOLITAN SERIES FUND, INC.
     Portfolio -- Class II                         BlackRock Aggressive Growth
  Legg Mason Partners Variable Fundamental            Portfolio -- Class D
     Value Portfolio -- Class I                    BlackRock Bond Income Portfolio -- Class E
  Legg Mason Partners Variable Investors           Capital Guardian U.S. Equity
     Portfolio -- Class I                             Portfolio -- Class A
  Legg Mason Partners Variable Large Cap           FI Large Cap Portfolio -- Class A
     Growth Portfolio -- Class I                   FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Mid Cap Core        MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class I                          Oppenheimer Global Equity
  Legg Mason Partners Variable Multiple               Portfolio -- Class B
     Discipline Portfolio -- All Cap Growth      PIMCO VARIABLE INSURANCE
     and Value                                     TRUST -- ADMINISTRATIVE CLASS
  Legg Mason Partners Variable Multiple            Total Return Portfolio
     Discipline Portfolio -- Global All Cap
     Growth and Value                            METROPOLITAN SERIES FUND, INC. -- ASSET
  Legg Mason Partners Variable Multiple            ALLOCATION PORTFOLIOS -- CLASS B
     Discipline Portfolio -- Large Cap Growth      MetLife Conservative Allocation Portfolio
     and Value                                     MetLife Conservative to Moderate Allocation
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio
  Legg Mason Partners Variable Adjustable          MetLife Moderate Allocation Portfolio
     Rate Income Portfolio                         MetLife Moderate to Aggressive Allocation
  Legg Mason Partners Variable High Income            Portfolio
     Portfolio                                     MetLife Aggressive Allocation Portfolio
  Legg Mason Partners Variable Money Market
     Portfolio
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class
     E







-------


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



The Contract is no longer offered to new purchasers.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      8
Condensed Financial Information.........     13
The Annuity Contract....................     13
  Contract Owner Inquiries..............     14
  Purchase Payments.....................     14
  Accumulation Units....................     14
  The Variable Funding Options..........     15
The Fixed Account.......................     20
Charges and Deductions..................     20
  General...............................     20
  Withdrawal Charge.....................     21
  Free Withdrawal Allowance.............     21
  Transfer Charge.......................     22
  Administrative Charges................     22
  Mortality and Expense Risk Charge.....     22
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     22
  Enhanced Stepped-Up Provision Charge..     22
  Variable Liquidity Benefit Charge.....     22
  Variable Funding Option Expenses......     23
  Premium Tax...........................     23
  Changes in Taxes Based upon Premium or
     Value..............................     23
Transfers...............................     23
Market Timing/Excessive Trading.........     23
  Dollar Cost Averaging.................     25
Access to Your Money....................     26
  Systematic Withdrawals................     26
  Loans.................................     27
Ownership Provisions....................     27
  Types of Ownership....................     27
     Contract Owner.....................     27
     Beneficiary........................     27
     Annuitant..........................     28
Death Benefit...........................     28
  Death Proceeds before the Maturity
     Date...............................     28
  Enhanced Stepped-Up Provision.........     29
  Payment of Proceeds...................     29
  Spousal Contract Continuation.........     31
  Beneficiary Contract Continuance......     31
  Planned Death Benefit.................     32
  Death Proceeds after the Maturity
     Date...............................     32
Living Benefits.........................     33
  Guaranteed Minimum Withdrawal
     Benefit............................     33
The Annuity Period......................     38
Maturity Date...........................     38
  Allocation of Annuity.................     39
  Variable Annuity......................     39
  Fixed Annuity.........................     39
Payment Options.........................     40
  Election of Options...................     40
  Annuity Options.......................     40
  Variable Liquidity Benefit............     40
Miscellaneous Contract Provisions.......     41
  Right to Return.......................     41
  Termination...........................     41
  Required Reports......................     41
  Suspension of Payments................     41
The Separate Accounts...................     41
  Performance Information...............     42
Federal Tax Considerations..............     43
  General Taxation of Annuities.........     43
  Types of Contracts: Qualified and Non-
     qualified..........................     44
  Qualified Annuity Contracts...........     44
  Taxation of Qualified Annuity
     Contracts..........................     44
  Mandatory Distributions for Qualified
     Plans..............................     44
  Individual Retirement Annuities.......     45
  Roth IRAs.............................     45
  TSAs (ERISA and non-ERISA)............     46
  Non-qualified Annuity Contracts.......     47
  Diversification Requirements for
     Variable Annuities.................     49
  Ownership of the Investments..........     49
  Taxation of Death Benefit Proceeds....     49
  Other Tax Considerations..............     49
  Treatment of Charges for Optional
     Benefits...........................     49
  Puerto Rico Tax Considerations........     50
  Non-Resident Aliens...................     50
  Tax Credits and Deductions............     50
Other Information.......................     50
  The Insurance Companies...............     50
  Financial Statements..................     51
  Distribution of Variable Annuity
     Contracts..........................     51
  Conformity with State and Federal
     Laws...............................     53
  Voting Rights.........................     53
  Restrictions on Financial
     Transactions.......................     53
  Legal Proceedings.....................     53
Appendix A: Condensed Financial
  Information for MetLife of CT Separate
  Account Nine..........................    A-1
Appendix B: Condensed Financial
  Information for MetLife of CT Separate
  Account Ten...........................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Contents of the Statement of
  Additional Information................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                           VINTAGE 3 VARIABLE ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine "); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is no longer offered to new purchasers. However, you may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.




CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to them in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)





TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)





VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                1 years               6%
         1 years                2 years               5%
         2 years                3 years               4%
        3 + years                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                1 years               6%
         1 years                2 years               5%
         2 years                3 years               4%
        3 + years                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:



Mortality and Expense Risk Charge...........................................    1.70%(5)
Administrative Expense Charge...............................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED....    1.85%
Optional E.S.P. Charge......................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.............    2.05%
Optional GMWB I Charge (maximum upon reset).................................    1.00%(6)
Optional GMWB II Charge (maximum upon reset)................................    1.00%(6)
Optional GMWB III Charge....................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...........    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED.......    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED......    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.....    2.30%


---------

(5) We are waiving the Mortality and Expense charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbet Growth and Income Portfolio of the Met Investors Series Trust, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio of the Metropolitan Series Fund, Inc., an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio of the Met Investors Series Trust.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES





                                                                       MINIMUM        MAXIMUM
                                                                     -----------    -----------


TOTAL ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Underlying Fund assets,
  including management fees, distribution and/or service fees
  (12b-1) fees, and other expenses)..............................        .48%          1.72%

UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)




                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2...................     0.55%        0.25%       0.03%     0.83%           --         0.83%
  American Funds Growth Fund -- Class
     2.................................     0.32%        0.25%       0.02%     0.59%           --         0.59%
  American Funds Growth-Income
     Fund -- Class 2...................     0.27%        0.25%       0.01%     0.53%           --         0.53%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Contrafund(R)
     Portfolio -- Service Class........     0.57%        0.10%       0.09%     0.76%           --         0.76%
  VIP Mid Cap Portfolio -- Service
     Class 2...........................     0.57%        0.25%       0.11%     0.93%           --         0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Income Securities
     Fund -- Class 2...................     0.46%        0.25%       0.01%     0.72%           --         0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund -- Class 2+.......     0.48%        0.25%       0.29%     1.02%         0.01%        1.01%(1)
  Templeton Developing Markets
     Securities Fund -- Class 2........     1.23%        0.25%       0.24%     1.72%           --         1.72%
  Templeton Foreign Securities
     Fund -- Class 2...................     0.63%        0.25%       0.15%     1.03%         0.03%        1.00%(1)
JANUS ASPEN SERIES
  Mid Cap Growth Portfolio -- Service
     Shares............................     0.64%        0.25%       0.06%     0.95%           --         0.95%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Appreciation Portfolio -- Class
     I.................................     0.70%          --        0.02%     0.72%           --         0.72%(2)
  Legg Mason Partners Variable Capital
     and Income Portfolio -- Class II..     0.75%        0.25%       0.06%     1.06%         0.11%        0.95%(3)
  Legg Mason Partners Variable Dividend
     Strategy Portfolio+++.............     0.65%          --        0.24%     0.89%           --         0.89%
  Legg Mason Partners Variable Equity
     Index Portfolio -- Class II.......     0.31%        0.25%       0.03%     0.59%           --         0.59%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I..............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Investors Portfolio -- Class I....     0.65%          --        0.07%     0.72%           --         0.72%
  Legg Mason Partners Variable Large
     Cap Growth Portfolio -- Class
     I++...............................     0.75%          --        0.04%     0.79%           --         0.79%
  Legg Mason Partners Variable Mid Cap
     Core Portfolio -- Class I++.......     0.75%          --        0.07%     0.82%           --         0.82%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap
     Growth and Value..................     0.75%        0.25%       0.05%     1.05%           --         1.05%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All
     Cap Growth and Value..............     0.75%        0.25%       0.09%     1.09%           --         1.09%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap
     Growth and Value..................     0.75%        0.25%       0.21%     1.21%           --         1.21%
  Legg Mason Partners Variable Small
     Cap Growth Portfolio -- Class I+..     0.75%          --        0.21%     0.96%           --         0.96%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.......................     0.55%        0.25%       0.22%     1.02%           --         1.02%
  Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio+........................     0.65%          --        0.08%     0.73%           --         0.73%
  Legg Mason Partners Variable High
     Income Portfolio++................     0.60%          --        0.06%     0.66%           --         0.66%
  Legg Mason Partners Variable Money
     Market Portfolio++................     0.45%          --        0.03%     0.48%           --         0.48%
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core
     Portfolio -- Class E..............     0.63%        0.15%       0.22%     1.00%           --         1.00%(4)(5)(6)
  Dreman Small-Cap Value
     Portfolio -- Class A..............     0.82%          --        0.37%     1.19%         0.09%        1.10%(4)(7)(8)

                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------

  Harris Oakmark International
     Portfolio -- Class A..............     0.78%          --        0.13%     0.91%           --         0.91%(4)
  Janus Forty Portfolio -- Class A.....     0.65%          --        0.06%     0.71%           --         0.71%(4)(8)
  Lazard Mid-Cap Portfolio -- Class B..     0.70%        0.25%       0.06%     1.01%           --         1.01%(4)
  Lord Abbett Growth and Income
     Portfolio -- Class B..............     0.50%        0.25%       0.03%     0.78%           --         0.78%(4)
  Lord Abbett Mid-Cap Value
     Portfolio -- Class B..............     0.68%        0.25%       0.07%     1.00%           --         1.00%(4)
  Met/AIM Capital Appreciation
     Portfolio -- Class A++............     0.77%          --        0.09%     0.86%           --         0.86%(4)(5)(8)(9)
  Met/AIM Small Cap Growth
     Portfolio -- Class A..............     0.87%          --        0.06%     0.93%           --         0.93%(4)(5)
  MFS(R) Research International
     Portfolio -- Class B+.............     0.72%        0.25%       0.14%     1.11%           --         1.11%(4)
  MFS(R) Value Portfolio -- Class A....     0.73%          --        0.23%     0.96%           --         0.96%(4)(5)(8)
  Neuberger Berman Real Estate
     Portfolio -- Class A..............     0.64%          --        0.04%     0.68%           --         0.68%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A..............     0.50%          --        0.05%     0.55%           --         0.55%(4)
  Pioneer Fund Portfolio -- Class A....     0.75%          --        0.30%     1.05%         0.05%        1.00%(4)(7)(8)
  Pioneer Strategic Income
     Portfolio -- Class A++............     0.70%          --        0.12%     0.82%           --         0.82%(4)(5)(8)(9)
  Third Avenue Small Cap Value
     Portfolio -- Class B..............     0.74%        0.25%       0.04%     1.03%           --         1.03%(4)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D..............     0.72%        0.10%       0.06%     0.88%           --         0.88%(10)
  BlackRock Bond Income
     Portfolio -- Class E..............     0.39%        0.15%       0.07%     0.61%         0.01%        0.60%(10)(11)
  Capital Guardian U.S. Equity
     Portfolio -- Class A..............     0.66%          --        0.06%     0.72%           --         0.72%(10)
  FI Large Cap Portfolio -- Class A....     0.78%          --        0.06%     0.84%           --         0.84%(10)
  FI Value Leaders Portfolio -- Class
     D.................................     0.64%        0.10%       0.07%     0.81%           --         0.81%(10)
  MFS(R) Total Return
     Portfolio -- Class F..............     0.53%        0.20%       0.05%     0.78%           --         0.78%(10)(12)
  Oppenheimer Global Equity
     Portfolio -- Class B..............     0.53%        0.25%       0.09%     0.87%           --         0.87%(10)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.............     0.60%        0.25%       0.08%     0.93%           --         0.93%(10)
PIMCO VARIABLE INSURANCE TRUST
  Total Return
     Portfolio -- Administrative
     Class.............................     0.25%          --        0.40%     0.65%           --         0.65%
VAN KAMPEN LIFE INVESTMENT TRUST  Van
  Kampen LIT Strategic Growth
  Portfolio -- Class I+................     0.70%          --        0.08%     0.78%           --         0.78%






                                                                                                                   NET TOTAL
                                                                                                                     ANNUAL
                                                                                                                   OPERATING
                                                 DISTRIBUTION              TOTAL    CONTRACTUAL FEE  NET TOTAL      EXPENSES
                                                    AND/OR                 ANNUAL        WAIVER        ANNUAL      INCLUDING
                                     MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE  OPERATING  UNDERLYING FUND
UNDERLYING FUND:                         FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   EXPENSES*     EXPENSES*
----------------                     ----------  ------------  --------  ---------  ---------------  ---------  ---------------


METROPOLITAN SERIES FUND,
  INC. -- ASSET ALLOCATION
  PORTFOLIOS
  MetLife Aggressive Allocation
     Portfolio -- Class B..........     0.10%        0.25%       0.07%     0.42%         0.07%         0.35%     1.10%(10)(13)
  MetLife Conservative Allocation
     Portfolio -- Class B..........     0.10%        0.25%       0.09%     0.44%         0.09%         0.35%     0.96%(10)(13)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class
     B.............................     0.10%        0.25%       0.02%     0.37%         0.02%         0.35%     1.00%(10)(13)
  MetLife Moderate Allocation
     Portfolio -- Class B..........     0.10%        0.25%       0.01%     0.36%         0.01%         0.35%     1.05%(10)(13)
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class
     B.............................     0.10%        0.25%       0.01%     0.36%         0.01%         0.35%     1.10%(10)(13)



--------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (4) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.

NOTES


(1) Other Expenses include 0.01% for the Franklin Small-Mid Cap Growth Securities Fund and 0.03% for the Templeton Foreign Securities Fund of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).


(2) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(3) Management has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Operating Expenses to 0.95% until May 1, 2008.


(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.


(6) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of Class A shares of the Portfolio.


(7) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees to 1.10% for Dreman Small-Cap Value Portfolio and 1.00% for Pioneer Fund Portfolio.


(8) Other expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.


(9) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.


(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(13) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.


This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                                 IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                        END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                          ----------------------------------------------  ----------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS
--------------                            ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $1082       $1788       $2415       $4838       $482        $1448       $2415
Underlying Fund with Minimum Total
Annual Operating Expenses...............       959        1428        1832        3760        359         1088        1832

                                              IF
                                           CONTRACT
                                            IS NOT
                                            SURREN-
                                           DERED OR
                                          ANNUITIZED
                                           AT END OF
                                            PERIOD
                                             SHOWN
                                          ----------
FUNDING OPTION                             10 YEARS
--------------                            ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $4838
Underlying Fund with Minimum Total
Annual Operating Expenses...............      3760





                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Vintage 3 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.




The Contract is no longer offered to new purchasers.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS




You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.



We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")



We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.




PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:






             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class    appreciation.                      Company
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Income Securities       Seeks to maximize income while     Franklin Advisers, Inc.
     Fund -- Class 2               maintaining prospects for capital
                                   appreciation.
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund -- Class 2+
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Mid Cap Growth                   Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
     Capital and Income            combination of income and long-    LLC
     Portfolio -- Class I          term capital appreciation).        Subadviser: ClearBridge Advisors,
                                                                      LLC and Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
     Dividend Strategy Portfolio+  principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.      LLC
     Opportunity Portfolio                                            Subadviser: Brandywine Global
                                                                      Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital, with growth of current    LLC
     I                             income as a secondary objective.   Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Mid Cap Core                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value                                                        LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Global All Cap                                      Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Large Cap                                           Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth Portfolio+   capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     Diversified Strategic Income                                     LLC
     Portfolio -- Class I+                                            Subadviser: Western Asset
                                                                      Management Company
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company and Western
                                                                      Asset Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory, LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors,
                                                                      LLC
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: Dreman Value
                                                                      Management L.L.C.
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class B          capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory, LLC
     Portfolio -- Class B          and current income without         Subadviser: Lord, Abbett & Co.
                                   excessive fluctuations in the      LLC
                                   market value.
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory, LLC
     Portfolio -- Class B          through investment, primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser:  A I M Capital
                                                                      Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class A          capital.                           Subadviser:  A I M Capital
                                                                      Management, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory, LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory, LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: Subadviser: BlackRock
                                                                      Advisors, Inc.
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class E          primarily from investing in        Subadviser: Subadviser: BlackRock
                                   fixed-income securities.           Advisors, Inc.
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Subadviser: Capital
                                                                      Guardian Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth       Seeks long-term growth of          Putnam Investment Management, LLC
     Fund -- Class IB+             capital.
VAN KAMPEN LIFE INVESTMENT TRUST
  Strategic Growth                 Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class I+



---------

+ Not available under all Contracts. Availability depends on Contract issue date.



Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


We may offer our Fixed Account as a funding option. Please see Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative and


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value and


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:




     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
        3+ years                                      0%




For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:



     (a)  any Purchase Payment to which no withdrawal charge applies, then



     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then



     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d)  any Contract earnings



Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.



We will not deduct a withdrawal charge if Purchase Payments are distributed:



     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)



     -    if a lifetime annuity payout has begun



     -    under the Managed Distribution Program or



     - if you elect Annuity Payments for a fixed period of at least five years





FREE WITHDRAWAL ALLOWANCE





Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the first Valuation Date of any given Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:



     (1)  from the distribution of death proceeds;



     (2)  after an annuity payout has begun; or


     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.


We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equal to 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.



VARIABLE LIQUIDITY BENEFIT CHARGE





If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.





We will assess the charge as a percentage of the total benefit received as follows:




   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
        3+ years                                      0%




Please refer to Payment Options for a description of this benefit.



ENHANCED STEPPED-UP PROVISION CHARGE



If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.





GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE





If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Dreman Small-Cap Value

Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series Portfolios ("American Funds Portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.



You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.



For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.


SYSTEMATIC WITHDRAWALS



Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.



LOANS



Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.



                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------



TYPES OF OWNERSHIP



CONTRACT OWNER



The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.



You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.



If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.



Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.



BENEFICIARY



You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.



Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT



The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.



Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:



     -    the death benefit will not be payable upon the Annuitant's death



     -    the Contingent Annuitant becomes the Annuitant



     -    all other rights and benefits will continue in effect



When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.



If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.



                                  DEATH BENEFIT

--------------------------------------------------------------------------------



Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date"). The death benefit is reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted.



Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."



DEATH PROCEEDS BEFORE THE MATURITY DATE



ANNUAL STEP-UP DEATH BENEFIT





--------------------------------------------------------------------------------------
The death benefit will be the
greatest of:                        -  the Contract Value on the Death Report Date
                                    -  the total Purchase Payments less the total
                                       amount of any withdrawals made under this
                                       Contract; or
                                    -  the Step-Up Value, if any, as described below
--------------------------------------------------------------------------------------




STEP-UP VALUE. A Step-Up Value will be established on each Contract Date anniversary that occurs on or before the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.



PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the step-up value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:



           50,000 x (10,000/55,000) = $9,090



Your new Step-Up Value would be 50,000-9,090, or $40,910.



The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:



           50,000 x (10,000/30,000) = $16,666



Your new Step-Up Value would be 50,000-16,666, or $33,334.



ENHANCED STEPPED-UP PROVISION ("E.S.P.")



THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.



The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:



IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or



IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.



THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.



THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.



For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:



           50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be 50,000-9,090 = $40,910.



The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:



           50,000 x (10,000/30,000) = $16,666



Your new modified Purchase Payment would be 50,000-16,666 = $33,334.



PAYMENT OF PROCEEDS



We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS




---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or,     The beneficiary elects to      Yes
IS THE ANNUITANT)             if none, to the surviving      continue the Contract rather
                              joint owner.                   than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or,     The spouse elects to           Yes
THE ANNUITANT)                if none, to the surviving      continue the Contract.
                              joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive the
                                                             distribution.

                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                UNLESS. . .                 APPLY*
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------




                               QUALIFIED CONTRACTS




---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                UNLESS. . .                 APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.



SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)



Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.



If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.



Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)



If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.



The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:



     -    transfer ownership



     -    take a loan



     -    make additional Purchase Payments.



The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.



PLANNED DEATH BENEFIT



You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:



     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or



     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.



You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.



DEATH PROCEEDS AFTER THE MATURITY DATE



If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------


GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III;" we may refer to any one of these as GMWB. The availability of each rider is shown below.



--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------



You may elect a GMWB rider only at the time of your initial purchase of the Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------



                          WITHDRAWAL EXAMPLE FOR GMWB I



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect the reset RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.



--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------



MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.


TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.



COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------





                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------


MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected, and any living benefit rider is terminated.




Unless you elect otherwise, the Maturity Date will be the Annuitant's 95(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.


On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.


ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate

Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of your Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), OR 408, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a


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10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.




                                OTHER INFORMATION

--------------------------------------------------------------------------------


Vintage 3 Annuity is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.





MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc.("NASD").





MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.





We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the funds' shares in connection with the Contract.





The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.





These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.





The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain
affiliates, the amount of this   additional cash compensation is based primarily
on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.





Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.078             13,938

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)..........................................  2006        1.034            1.085                 --
                                                     2005        0.997            1.034             78,144
                                                     2004        0.960            0.997            119,229
                                                     2003        0.782            0.960            137,323
                                                     2002        1.142            0.782             12,403
                                                     2001        1.000            1.142                 --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (6/02).................................  2006        1.143            1.194                 --
                                                     2005        1.113            1.143            433,246
                                                     2004        1.019            1.113            206,918
                                                     2003        0.786            1.019            134,576
                                                     2002        1.000            0.786             70,619

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02).................................  2006        1.166            1.138                 --
                                                     2005        1.034            1.166             95,999
                                                     2004        0.973            1.034             75,694
                                                     2003        0.803            0.973             40,191
                                                     2002        1.183            0.803              4,743
                                                     2001        1.000            1.183                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/02)...........................................  2006        1.649            1.950          1,493,191
                                                     2005        1.473            1.649          1,392,866
                                                     2004        1.322            1.473            689,281
                                                     2003        0.995            1.322            338,279
                                                     2002        1.188            0.995            108,035
                                                     2001        1.000            1.188                 --

  American Funds Growth Subaccount (Class 2)
  (12/01)..........................................  2006        1.553            1.681          5,177,418
                                                     2005        1.362            1.553          5,108,335
                                                     2004        1.233            1.362          3,022,506
                                                     2003        0.918            1.233          1,910,413
                                                     2002        1.238            0.918            519,111
                                                     2001        1.000            1.238              5,663

  American Funds Growth-Income Subaccount (Class 2)
  (12/01)..........................................  2006        1.341            1.517          5,407,103
                                                     2005        1.291            1.341          5,384,780
                                                     2004        1.191            1.291          3,748,375
                                                     2003        0.916            1.191          2,541,469
                                                     2002        1.143            0.916            825,826
                                                     2001        1.000            1.143              6,095

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.297            1.282                 --
                                                     2005        1.117            1.297             69,464
                                                     2004        0.952            1.117             10,285
                                                     2003        0.777            0.952              5,296
                                                     2002        1.000            0.777              6,000

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.703            2.217                 --
                                                     2005        1.618            1.703            444,721
                                                     2004        1.255            1.618            282,289
                                                     2003        0.953            1.255            261,390
                                                     2002        1.000            0.953            110,495

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.415                 --
                                                     2005        1.204            1.302            230,497
                                                     2004        1.074            1.204             45,466
                                                     2003        1.000            1.074                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.299            1.447                 --
                                                     2005        1.202            1.299            372,761
                                                     2004        1.067            1.202             73,290
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.032            1.198          1,064,996
                                                     2005        1.000            1.032            360,823

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/02)......................  2006        1.303            1.391            850,852
                                                     2005        1.267            1.303            828,548
                                                     2004        1.158            1.267            703,458
                                                     2003        0.859            1.158            247,570
                                                     2002        1.228            0.859             73,361
                                                     2001        1.000            1.228                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.242            1.443                 --
                                                     2005        1.144            1.242          1,920,497
                                                     2004        1.035            1.144            911,365
                                                     2003        0.842            1.035            482,403
                                                     2002        1.000            0.842            112,568

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.211            2.780            631,126
                                                     2005        1.767            2.211            453,826
                                                     2004        1.444            1.767             74,045
                                                     2003        1.000            1.444              6,032

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/02).................................  2006        1.481            1.766          1,728,859
                                                     2005        1.369            1.481          1,323,471
                                                     2004        1.177            1.369            672,403
                                                     2003        0.907            1.177            254,384
                                                     2002        1.134            0.907            136,180
                                                     2001        1.000            1.134                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.246            1.490                 --
                                                     2005        1.166            1.246            699,854
                                                     2004        1.024            1.166            204,395
                                                     2003        0.789            1.024             96,803
                                                     2002        1.000            0.789             58,188

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (4/02)...................................  2006        1.406            1.564             42,968
                                                     2005        1.279            1.406            122,864
                                                     2004        1.081            1.279            131,294
                                                     2003        0.817            1.081            131,035
                                                     2002        1.158            0.817             43,642
                                                     2001        1.000            1.158                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.534            1.717                 --
                                                     2005        1.502            1.534            386,440
                                                     2004        1.332            1.502            112,428
                                                     2003        1.000            1.332            101,266

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (9/02)........  2006        0.988            1.144            271,923
                                                     2005        1.008            0.988            274,180
                                                     2004        0.993            1.008            129,017
                                                     2003        0.819            0.993             60,101
                                                     2002        1.128            0.819             13,026
                                                     2001        1.000            1.128                 --

  LMPIS Premier Selections All Cap Growth
  Subaccount (4/02)................................  2006        1.196            1.260             31,675
                                                     2005        1.146            1.196             44,833
                                                     2004        1.135            1.146             46,001
                                                     2003        0.861            1.135             33,703
                                                     2002        1.198            0.861             24,619
                                                     2001        1.000            1.198                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (6/02)...........................................  2006        1.445            1.601            353,505
                                                     2005        1.403            1.445            342,386
                                                     2004        1.236            1.403            292,379
                                                     2003        0.887            1.236            145,645
                                                     2002        1.215            0.887             36,890
                                                     2001        1.000            1.215                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)......  2006        1.229            1.426          1,234,613
                                                     2005        1.204            1.229          1,548,293
                                                     2004        1.132            1.204          1,643,520
                                                     2003        0.829            1.132          1,213,718
                                                     2002        1.127            0.829            482,311
                                                     2001        1.000            1.127              6,229

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (2/02).....  2006        1.261            1.463            754,904
                                                     2005        1.205            1.261          1,014,142
                                                     2004        1.112            1.205          1,069,597
                                                     2003        0.856            1.112            738,841
                                                     2002        1.134            0.856            316,814
                                                     2001        1.000            1.134                 --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.369            1.515            371,640
                                                     2005        1.329            1.369            467,037
                                                     2004        1.176            1.329            436,895
                                                     2003        0.805            1.176            267,896
                                                     2002        1.255            0.805             20,161
                                                     2001        1.000            1.255                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02)...........  2006        1.231            1.387          2,270,939
                                                     2005        1.202            1.231          2,791,436
                                                     2004        1.125            1.202          2,527,277
                                                     2003        0.920            1.125          2,308,725
                                                     2002        1.137            0.920            523,480
                                                     2001        1.000            1.137                 --

  LMPVPII Diversified Strategic Income Subaccount
  (3/02)...........................................  2006        1.205            1.247          1,229,206
                                                     2005        1.197            1.205          1,763,130
                                                     2004        1.142            1.197          1,620,778
                                                     2003        1.041            1.142            729,132
                                                     2002        1.012            1.041            144,253
                                                     2001        1.000            1.012                 --

  LMPVPII Equity Index Subaccount (Class II)
  (6/02)...........................................  2006        1.208            1.365          1,568,652
                                                     2005        1.180            1.208          2,001,890
                                                     2004        1.091            1.180          1,576,990
                                                     2003        0.870            1.091          1,068,257
                                                     2002        1.141            0.870            208,514
                                                     2001        1.000            1.141                 --

  LMPVPII Fundamental Value Subaccount (2/02)......  2006        1.347            1.545          1,993,242
                                                     2005        1.310            1.347          2,282,236
                                                     2004        1.233            1.310          2,104,693
                                                     2003        0.906            1.233          1,683,561
                                                     2002        1.173            0.906            528,533
                                                     2001        1.000            1.173                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.996            1.018            365,576
                                                     2005        0.991            0.996            337,114
                                                     2004        0.998            0.991             90,836
                                                     2003        1.000            0.998              2,550

  LMPVPIII Aggressive Growth Subaccount (12/01)....  2006        1.253            1.338          3,452,678
                                                     2005        1.143            1.253          3,688,212
                                                     2004        1.059            1.143          3,272,963
                                                     2003        0.802            1.059          2,216,985
                                                     2002        1.213            0.802            741,620
                                                     2001        1.000            1.213              5,724

  LMPVPIII High Income Subaccount (3/02)...........  2006        1.347            1.468          1,706,172
                                                     2005        1.337            1.347          1,752,598
                                                     2004        1.234            1.337          1,653,614
                                                     2003        0.985            1.234          1,341,664
                                                     2002        1.037            0.985            201,900
                                                     2001        1.000            1.037                 --

  LMPVPIII International All Cap Growth Subaccount
  (8/02)...........................................  2006        1.354            1.673             19,396
                                                     2005        1.234            1.354             28,486
                                                     2004        1.067            1.234             29,358
                                                     2003        0.853            1.067             29,538
                                                     2002        1.169            0.853             11,018
                                                     2001        1.000            1.169                 --

  LMPVPIII Large Cap Growth Subaccount (2/02)......  2006        1.286            1.321          1,186,381
                                                     2005        1.245            1.286          1,397,017
                                                     2004        1.264            1.245          1,352,456
                                                     2003        0.872            1.264          1,110,282
                                                     2002        1.181            0.872            384,417
                                                     2001        1.000            1.181                 --

  LMPVPIII Large Cap Value Subaccount (2/02).......  2006        1.147            1.331            133,822
                                                     2005        1.097            1.147            133,892
                                                     2004        1.010            1.097            177,762
                                                     2003        0.806            1.010            188,000
                                                     2002        1.101            0.806            170,168
                                                     2001        1.000            1.101                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (2/02)..........  2006        1.437            1.620            485,121
                                                     2005        1.352            1.437            576,586
                                                     2004        1.247            1.352            654,161
                                                     2003        0.979            1.247            544,924
                                                     2002        1.233            0.979            270,753
                                                     2001        1.000            1.233                 --

  LMPVPIII Money Market Subaccount (4/02)..........  2006        0.982            1.009          2,117,552
                                                     2005        0.973            0.982          2,876,757
                                                     2004        0.983            0.973          3,211,212
                                                     2003        0.995            0.983          2,901,484
                                                     2002        1.000            0.995          2,395,570
                                                     2001        1.000            1.000                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.480            1.651          3,067,305
                                                     2005        1.432            1.480          2,931,737
                                                     2004        1.368            1.432          1,902,696
                                                     2003        1.060            1.368          1,000,414
                                                     2002        1.000            1.060            228,011

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.310            1.421          5,801,545
                                                     2005        1.280            1.310          6,959,628
                                                     2004        1.242            1.280          4,117,282
                                                     2003        1.037            1.242          1,860,167
                                                     2002        1.000            1.037            367,255

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.569            1.774            970,821
                                                     2005        1.500            1.569          1,001,500
                                                     2004        1.386            1.500            388,786
                                                     2003        1.073            1.386            193,380
                                                     2002        1.000            1.073             27,934

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.441            1.588            745,667
                                                     2005        1.417            1.441            941,155
                                                     2004        1.353            1.417            596,551
                                                     2003        1.068            1.353            416,126
                                                     2002        1.000            1.068             43,322

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.391            1.601            472,960
                                                     2005        1.372            1.391            516,959
                                                     2004        1.241            1.372            439,996
                                                     2003        1.000            1.241              9,795

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.625            1.790            788,623
                                                     2005        1.529            1.625            891,248
                                                     2004        1.256            1.529            337,639
                                                     2003        1.000            1.256            171,217

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.336            1.412            254,579

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.271            1.353             63,505

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.492            1.641            503,697

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.312             72,557

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.074          2,526,375

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.070             30,882

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.359            1.340            168,317

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.281            1.269              9,703

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.262            1.393            611,218

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.218            662,239

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.460            1.567            132,280

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.092            1.147              8,605

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.160          1,268,342

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.027          1,422,559

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.885            0.862            388,262

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.041            1.079          3,066,464

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.143            1.173            302,512

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.212            1.227            360,693

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.428            1.462          1,798,073

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059              5,308

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.041            215,648

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.047             93,358

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053             83,637

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058            123,201

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.311            1.399          3,994,432

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.049          1,352,414

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067             76,994

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.119            1.107          3,283,429
                                                     2005        1.117            1.119          2,555,183
                                                     2004        1.045            1.117            974,468
                                                     2003        1.000            1.045            233,173

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)....................................  2006        1.146            1.169          9,603,831
                                                     2005        1.140            1.146         12,289,203
                                                     2004        1.107            1.140         11,093,565
                                                     2003        1.074            1.107         10,441,947
                                                     2002        1.003            1.074          3,411,930
                                                     2001        1.000            1.003                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)...........................................  2006        1.228            1.339             27,572
                                                     2005        1.167            1.228             33,342
                                                     2004        1.105            1.167            111,087
                                                     2003        0.853            1.105            111,092
                                                     2002        1.233            0.853             39,946
                                                     2001        1.000            1.233                 --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).......................................  2006        1.458            1.828            136,687
                                                     2005        1.323            1.458            188,294
                                                     2004        1.160            1.323            191,672
                                                     2003        0.919            1.160            186,378
                                                     2002        1.138            0.919             63,610
                                                     2001        1.000            1.138                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02)...........................................  2006        1.874            2.157            367,368
                                                     2005        1.783            1.874            418,626
                                                     2004        1.439            1.783            396,956
                                                     2003        0.980            1.439            376,864
                                                     2002        1.221            0.980            182,271
                                                     2001        1.000            1.221                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02)...........................................  2006        1.277            1.359                 --
                                                     2005        1.196            1.277            190,318
                                                     2004        1.144            1.196            375,673
                                                     2003        0.901            1.144            277,176
                                                     2002        1.206            0.901             89,349
                                                     2001        1.000            1.206                 --

  Travelers Equity Income Subaccount (5/02)........  2006        1.360            1.428                 --
                                                     2005        1.326            1.360          2,433,988
                                                     2004        1.229            1.326          2,231,165
                                                     2003        0.955            1.229          1,497,940
                                                     2002        1.130            0.955            132,792
                                                     2001        1.000            1.130                 --

  Travelers Large Cap Subaccount (6/02)............  2006        1.177            1.212                 --
                                                     2005        1.103            1.177            305,074
                                                     2004        1.055            1.103            587,004
                                                     2003        0.862            1.055            525,495
                                                     2002        1.138            0.862             71,115
                                                     2001        1.000            1.138                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.108            1.177                 --
                                                     2005        1.000            1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.019            1.022                 --
                                                     2005        1.007            1.019             25,289

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.053            1.090                 --
                                                     2005        1.008            1.053             49,057

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.086            1.132                 --
                                                     2005        1.000            1.086             44,275

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.030            1.049                 --
                                                     2005        1.000            1.030              4,434

  Travelers Managed Income Subaccount (3/02).......  2006        1.052            1.041                 --
                                                     2005        1.057            1.052          3,723,014
                                                     2004        1.047            1.057          3,291,375
                                                     2003        0.984            1.047          2,134,736
                                                     2002        0.981            0.984            483,229
                                                     2001        1.000            0.981                 --

  Travelers Mercury Large Cap Core Subaccount
  (8/02)...........................................  2006        1.259            1.336                 --
                                                     2005        1.145            1.259            382,840
                                                     2004        1.006            1.145            528,392
                                                     2003        0.846            1.006            438,531
                                                     2002        1.151            0.846             27,272
                                                     2001        1.000            1.151                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        0.837            0.885                 --
                                                     2005        0.827            0.837            363,071
                                                     2004        0.738            0.827            197,288
                                                     2003        0.549            0.738             79,566
                                                     2002        1.000            0.549              6,056

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.271            1.311                 --
                                                     2005        1.258            1.271          5,187,440
                                                     2004        1.150            1.258          4,470,787
                                                     2003        1.005            1.150          3,403,681
                                                     2002        1.081            1.005            458,806
                                                     2001        1.000            1.081                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.169            1.262                 --
                                                     2005        1.119            1.169            425,726
                                                     2004        1.000            1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.300            1.492                 --
                                                     2005        1.209            1.300            476,199
                                                     2004        1.064            1.209            377,856
                                                     2003        0.843            1.064             45,040
                                                     2002        1.000            0.843              7,884

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.377            1.460                 --
                                                     2005        1.324            1.377            109,545
                                                     2004        1.213            1.324             68,258
                                                     2003        1.000            1.213             14,955

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.038            1.092                 --
                                                     2005        1.036            1.038              2,664

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.122                 --
                                                     2005        1.092            1.112          1,908,893
                                                     2004        1.000            1.092            828,053

  Travelers Strategic Equity Subaccount (4/02).....  2006        1.056            1.101                 --
                                                     2005        1.054            1.056            229,625
                                                     2004        0.974            1.054            192,976
                                                     2003        0.749            0.974            137,627
                                                     2002        1.148            0.749             83,170
                                                     2001        1.000            1.148                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.113            1.281                 --
                                                     2005        1.027            1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.109            1.271                 --
                                                     2005        1.000            1.109             15,029

  Travelers Van Kampen Enterprise Subaccount
  (1/00)...........................................  2006        1.102            1.143                 --
                                                     2005        1.041            1.102            258,617
                                                     2004        1.021            1.041            124,503
                                                     2003        0.828            1.021             78,814
                                                     2002        1.194            0.828                 --
                                                     2001        1.000            1.194                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/02)........................................  2006        1.046            1.056            103,007
                                                     2005        0.987            1.046            126,788
                                                     2004        0.940            0.987             96,939
                                                     2003        0.752            0.940             68,581
                                                     2002        1.134            0.752             28,027
                                                     2001        1.000            1.134                 --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (5/02)...........................................  2006        1.628            1.784          2,391,367
                                                     2005        1.419            1.628          2,046,688
                                                     2004        1.254            1.419          1,366,552
                                                     2003        0.995            1.254            855,032
                                                     2002        1.119            0.995            157,173
                                                     2001        1.000            1.119                 --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.643            1.813          1,974,513
                                                     2005        1.418            1.643          1,993,749
                                                     2004        1.159            1.418          1,597,208
                                                     2003        0.854            1.159          1,203,368
                                                     2002        1.000            0.854            289,347






                         SEPARATE ACCOUNT CHARGES 2.55%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)..........................................  2006        1.080            1.131               --
                                                     2005        1.049            1.080               --
                                                     2004        1.000            1.049               --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (6/02).................................  2006        1.101            1.147               --
                                                     2005        1.080            1.101               --
                                                     2004        1.000            1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02).................................  2006        1.184            1.146               --
                                                     2005        1.057            1.184               --
                                                     2004        1.000            1.057               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/02)...........................................  2006        1.237            1.452           14,393
                                                     2005        1.112            1.237           13,476
                                                     2004        1.000            1.112               --

  American Funds Growth Subaccount (Class 2)
  (12/01)..........................................  2006        1.229            1.320          389,169
                                                     2005        1.085            1.229          299,256
                                                     2004        1.000            1.085           33,273

  American Funds Growth-Income Subaccount (Class 2)
  (12/01)..........................................  2006        1.097            1.233          386,348
                                                     2005        1.064            1.097          325,048
                                                     2004        1.000            1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.346            1.328               --
                                                     2005        1.168            1.346               --
                                                     2004        1.000            1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.344            1.738               --
                                                     2005        1.286            1.344           13,433
                                                     2004        1.000            1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.198            1.299               --
                                                     2005        1.116            1.198            1,287
                                                     2004        1.000            1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.200            1.334               --
                                                     2005        1.118            1.200           89,941
                                                     2004        1.000            1.118               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.027            1.184           16,826
                                                     2005        1.000            1.027            5,741

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/02)......................  2006        1.107            1.173           19,904
                                                     2005        1.084            1.107           19,784
                                                     2004        1.000            1.084            9,872

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.184            1.367               --
                                                     2005        1.099            1.184           50,654
                                                     2004        1.000            1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.566            1.955               --
                                                     2005        1.260            1.566               --
                                                     2004        1.000            1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/02).................................  2006        1.240            1.468           43,616
                                                     2005        1.155            1.240           30,423
                                                     2004        1.000            1.155               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.187            1.409               --
                                                     2005        1.118            1.187           83,827
                                                     2004        1.000            1.118               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (4/02)...................................  2006        1.233            1.362               --
                                                     2005        1.129            1.233               --
                                                     2004        1.000            1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.140            1.269               --
                                                     2005        1.125            1.140            3,786
                                                     2004        1.000            1.125               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (9/02)........  2006        0.987            1.135               --
                                                     2005        1.015            0.987               --
                                                     2004        1.000            1.015               --

  LMPIS Premier Selections All Cap Growth
  Subaccount (4/02)................................  2006        1.062            1.112               --
                                                     2005        1.025            1.062               --
                                                     2004        1.000            1.025               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (6/02)...........................................  2006        1.194            1.314            2,986
                                                     2005        1.168            1.194            2,962
                                                     2004        1.000            1.168               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)......  2006        1.071            1.233               --
                                                     2005        1.056            1.071               --
                                                     2004        1.000            1.056               --

  LMPVPI Investors Subaccount (Class I) (2/02).....  2006        1.120            1.291           15,002
                                                     2005        1.078            1.120           15,002
                                                     2004        1.000            1.078               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.191            1.309               --
                                                     2005        1.165            1.191               --
                                                     2004        1.000            1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (2/02)...........  2006        1.073            1.201           49,720
                                                     2005        1.055            1.073           49,206
                                                     2004        1.000            1.055           33,887

  LMPVPII Diversified Strategic Income Subaccount
  (3/02)...........................................  2006        1.069            1.098               --
                                                     2005        1.069            1.069               --
                                                     2004        1.000            1.069               --

  LMPVPII Equity Index Subaccount (Class II)
  (6/02)...........................................  2006        1.086            1.219               --
                                                     2005        1.069            1.086               --
                                                     2004        1.000            1.069               --

  LMPVPII Fundamental Value Subaccount (2/02)......  2006        1.079            1.229              725
                                                     2005        1.057            1.079              728
                                                     2004        1.000            1.057               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.995            1.009              728
                                                     2005        0.997            0.995              731
                                                     2004        1.000            0.997               --

  LMPVPIII Aggressive Growth Subaccount (12/01)....  2006        1.159            1.229            9,883
                                                     2005        1.065            1.159            9,552
                                                     2004        1.000            1.065               --

  LMPVPIII High Income Subaccount (3/02)...........  2006        1.084            1.172           13,287
                                                     2005        1.083            1.084           12,550
                                                     2004        1.000            1.083               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII International All Cap Growth Subaccount
  (8/02)...........................................  2006        1.257            1.542               --
                                                     2005        1.154            1.257               --
                                                     2004        1.000            1.154               --

  LMPVPIII Large Cap Growth Subaccount (2/02)......  2006        1.014            1.034           12,949
                                                     2005        0.989            1.014           12,501
                                                     2004        1.000            0.989               --

  LMPVPIII Large Cap Value Subaccount (2/02).......  2006        1.121            1.293               --
                                                     2005        1.080            1.121               --
                                                     2004        1.000            1.080               --

  LMPVPIII Mid Cap Core Subaccount (2/02)..........  2006        1.154            1.292           18,302
                                                     2005        1.093            1.154           19,256
                                                     2004        1.000            1.093            9,888

  LMPVPIII Money Market Subaccount (4/02)..........  2006        0.995            1.014              732
                                                     2005        0.992            0.995              734
                                                     2004        1.000            0.992               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.065            1.179          445,074
                                                     2005        1.038            1.065          376,920
                                                     2004        1.000            1.038           26,690

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.047            1.128           52,797
                                                     2005        1.030            1.047           52,916
                                                     2004        1.000            1.030               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.107            1.243          464,735
                                                     2005        1.065            1.107          406,369
                                                     2004        1.000            1.065          103,866

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.041            1.140           20,815
                                                     2005        1.032            1.041           20,662
                                                     2004        1.000            1.032           10,329

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.106            1.264           21,522
                                                     2005        1.098            1.106           21,268
                                                     2004        1.000            1.098               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.223            1.338           89,182
                                                     2005        1.159            1.223           84,335
                                                     2004        1.000            1.159               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.298            1.366               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.263            1.337              725

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.398            1.531               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.328            1.353               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.069           21,799

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.065               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.185            1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.272            1.255               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.258            1.381           19,879

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.212           15,382

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.193            1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.085            1.134               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.022          239,180

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.136            1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.003            1.034            4,099

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.126            1.150               --

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.140            1.148            3,342

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.174            1.197            5,624

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.043               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.053               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.131            1.201          194,812

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.044          115,370

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.061            1.042          284,449
                                                     2005        1.066            1.061          234,345
                                                     2004        1.000            1.066               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)....................................  2006        1.042            1.055          374,477
                                                     2005        1.043            1.042          357,636
                                                     2004        1.000            1.043           56,684

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)...........................................  2006        1.114            1.206               --
                                                     2005        1.066            1.114               --
                                                     2004        1.000            1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).......................................  2006        1.266            1.577               --
                                                     2005        1.158            1.266               --
                                                     2004        1.000            1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02)...........................................  2006        1.243            1.422            2,758
                                                     2005        1.192            1.243            2,876
                                                     2004        1.000            1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02)...........................................  2006        1.117            1.185               --
                                                     2005        1.053            1.117               --
                                                     2004        1.000            1.053               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (5/02)........  2006        1.121            1.174               --
                                                     2005        1.101            1.121           18,454
                                                     2004        1.000            1.101               --

  Travelers Large Cap Subaccount (6/02)............  2006        1.110            1.140               --
                                                     2005        1.047            1.110               --
                                                     2004        1.000            1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.103            1.169               --
                                                     2005        1.000            1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.015            1.015               --
                                                     2005        1.006            1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.049            1.083               --
                                                     2005        1.007            1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.081            1.124               --
                                                     2005        1.000            1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.026            1.043               --
                                                     2005        1.000            1.026               --

  Travelers Managed Income Subaccount (3/02).......  2006        1.016            1.003               --
                                                     2005        1.028            1.016            4,104
                                                     2004        1.000            1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (8/02)...........................................  2006        1.227            1.298               --
                                                     2005        1.123            1.227               --
                                                     2004        1.000            1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        1.077            1.136               --
                                                     2005        1.072            1.077               --
                                                     2004        1.000            1.072               --

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.099            1.131               --
                                                     2005        1.095            1.099          186,486
                                                     2004        1.000            1.095               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.168            1.258               --
                                                     2005        1.125            1.168           27,601
                                                     2004        1.000            1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.221            1.398               --
                                                     2005        1.144            1.221               --
                                                     2004        1.000            1.144               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.128            1.193               --
                                                     2005        1.092            1.128               --
                                                     2004        1.000            1.092               --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.034            1.085               --
                                                     2005        1.035            1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.122               --
                                                     2005        1.103            1.114          159,981
                                                     2004        1.000            1.103               --

  Travelers Strategic Equity Subaccount (4/02).....  2006        1.091            1.135               --
                                                     2005        1.097            1.091            2,635
                                                     2004        1.000            1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.109            1.272               --
                                                     2005        1.026            1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.104            1.263               --
                                                     2005        1.000            1.104              728

  Travelers Van Kampen Enterprise Subaccount
  (1/00)...........................................  2006        1.088            1.126               --
                                                     2005        1.035            1.088               --
                                                     2004        1.000            1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/02)........................................  2006        1.113            1.116               --
                                                     2005        1.058            1.113               --
                                                     2004        1.000            1.058               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (5/02)...........................................  2006        1.260            1.371          120,320
                                                     2005        1.106            1.260           37,790
                                                     2004        1.000            1.106               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.410            1.546          118,656
                                                     2005        1.226            1.410          117,119
                                                     2004        1.000            1.226               --




---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.




Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.078            204,822

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)..........................................  2006        1.034            1.085                 --
                                                     2005        0.997            1.034            306,578
                                                     2004        0.960            0.997            445,049
                                                     2003        0.782            0.960            443,311
                                                     2002        1.142            0.782            326,594
                                                     2001        1.000            1.142             72,644

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.143            1.194                 --
                                                     2005        1.113            1.143          1,135,267
                                                     2004        1.019            1.113          1,187,584
                                                     2003        0.786            1.019          1,180,761
                                                     2002        1.000            0.786            442,063

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)................................  2006        1.166            1.138                 --
                                                     2005        1.034            1.166            244,221
                                                     2004        0.973            1.034            458,633
                                                     2003        0.803            0.973            483,364
                                                     2002        1.183            0.803            440,010
                                                     2001        1.000            1.183             25,673

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)..........................................  2006        1.649            1.950          1,779,732
                                                     2005        1.473            1.649          1,914,049
                                                     2004        1.322            1.473          1,965,953
                                                     2003        0.995            1.322          1,577,762
                                                     2002        1.188            0.995            579,448
                                                     2001        1.000            1.188             53,009

  American Funds Growth Subaccount (Class 2)
  (10/01)..........................................  2006        1.553            1.681          6,204,083
                                                     2005        1.362            1.553          6,908,813
                                                     2004        1.233            1.362          7,498,271
                                                     2003        0.918            1.233          6,289,036
                                                     2002        1.238            0.918          2,672,503
                                                     2001        1.000            1.238            328,550

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)..........................................  2006        1.341            1.517          5,744,650
                                                     2005        1.291            1.341          6,617,005
                                                     2004        1.191            1.291          7,869,519
                                                     2003        0.916            1.191          6,886,746
                                                     2002        1.143            0.916          3,517,428
                                                     2001        1.000            1.143            483,056

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.297            1.282                 --
                                                     2005        1.117            1.297            200,941
                                                     2004        0.952            1.117            274,552
                                                     2003        0.777            0.952            276,632
                                                     2002        0.877            0.777            223,435

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.703            2.217                 --
                                                     2005        1.618            1.703            399,140
                                                     2004        1.255            1.618            534,356
                                                     2003        0.953            1.255            420,706
                                                     2002        1.046            0.953            169,208

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.415                 --
                                                     2005        1.204            1.302             60,422
                                                     2004        1.074            1.204             34,482
                                                     2003        1.000            1.074              5,122

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.299            1.447                 --
                                                     2005        1.202            1.299            117,915
                                                     2004        1.067            1.202             26,373
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.032            1.198            364,879
                                                     2005        0.984            1.032            156,613

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).....................  2006        1.303            1.391            506,857
                                                     2005        1.267            1.303            683,312
                                                     2004        1.158            1.267            909,411
                                                     2003        0.859            1.158            907,594
                                                     2002        1.228            0.859            479,572
                                                     2001        1.000            1.228             19,240

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.242            1.443                 --
                                                     2005        1.144            1.242          1,734,260
                                                     2004        1.035            1.144          1,999,529
                                                     2003        0.842            1.035          1,608,369
                                                     2002        1.000            0.842            719,789

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.211            2.780            643,439
                                                     2005        1.767            2.211            838,387
                                                     2004        1.444            1.767            538,483
                                                     2003        1.000            1.444             73,437

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)................................  2006        1.481            1.766          1,658,197
                                                     2005        1.369            1.481          2,258,919
                                                     2004        1.177            1.369          1,963,706
                                                     2003        0.907            1.177          1,293,188
                                                     2002        1.134            0.907            589,742
                                                     2001        1.000            1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.246            1.490                 --
                                                     2005        1.166            1.246            439,470
                                                     2004        1.024            1.166            662,918
                                                     2003        0.789            1.024            314,762
                                                     2002        0.831            0.789            130,925

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)..................................  2006        1.406            1.564             47,185
                                                     2005        1.279            1.406             90,671
                                                     2004        1.081            1.279            158,448
                                                     2003        0.817            1.081            160,435
                                                     2002        1.158            0.817            125,487
                                                     2001        1.000            1.158             17,376

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.534            1.717                 --
                                                     2005        1.502            1.534            237,592
                                                     2004        1.332            1.502            247,135
                                                     2003        1.000            1.332             80,414

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (10/01).......  2006        0.988            1.144            188,433
                                                     2005        1.008            0.988            275,476
                                                     2004        0.993            1.008            282,385
                                                     2003        0.819            0.993            237,783
                                                     2002        1.128            0.819             29,741
                                                     2001        1.000            1.128             29,747

  LMPIS Premier Selections All Cap Growth
  Subaccount (12/01)...............................  2006        1.196            1.260            637,797
                                                     2005        1.146            1.196            774,217
                                                     2004        1.135            1.146            819,997
                                                     2003        0.861            1.135            822,579
                                                     2002        1.198            0.861            536,721
                                                     2001        1.000            1.198              1,868

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (11/01)..........................................  2006        1.445            1.601            201,255
                                                     2005        1.403            1.445            629,540
                                                     2004        1.236            1.403            853,139
                                                     2003        0.887            1.236            793,268
                                                     2002        1.215            0.887            191,027
                                                     2001        1.000            1.215             20,517

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)......  2006        1.229            1.426          1,799,672
                                                     2005        1.204            1.229          2,575,093
                                                     2004        1.132            1.204          3,132,904
                                                     2003        0.829            1.132          2,830,329
                                                     2002        1.127            0.829          1,972,141
                                                     2001        1.000            1.127            277,708

  LMPVPI Investors Subaccount (Class I) (10/01)....  2006        1.261            1.463            702,579
                                                     2005        1.205            1.261          1,173,271
                                                     2004        1.112            1.205          1,380,340
                                                     2003        0.856            1.112            997,741
                                                     2002        1.134            0.856            806,373
                                                     2001        1.000            1.134             76,156

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)..........................................  2006        1.369            1.515            502,492
                                                     2005        1.329            1.369            983,324
                                                     2004        1.176            1.329          1,076,083
                                                     2003        0.805            1.176          1,094,670
                                                     2002        1.255            0.805            354,038
                                                     2001        1.000            1.255              3,283

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/01)..........  2006        1.231            1.387          1,992,976
                                                     2005        1.202            1.231          2,572,298
                                                     2004        1.125            1.202          3,204,167
                                                     2003        0.920            1.125          3,133,227
                                                     2002        1.137            0.920          1,845,981
                                                     2001        1.000            1.137            203,714

  LMPVPII Diversified Strategic Income Subaccount
  (10/01)..........................................  2006        1.205            1.247            937,830
                                                     2005        1.197            1.205          1,348,770
                                                     2004        1.142            1.197          1,817,440
                                                     2003        1.041            1.142          1,747,167
                                                     2002        1.012            1.041            662,115
                                                     2001        1.000            1.012            523,138

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)..........................................  2006        1.208            1.365          1,061,629
                                                     2005        1.180            1.208          1,239,450
                                                     2004        1.091            1.180          2,117,905
                                                     2003        0.870            1.091          2,036,010
                                                     2002        1.141            0.870            903,725
                                                     2001        1.000            1.141             46,322

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (10/01).....  2006        1.347            1.545          3,111,458
                                                     2005        1.310            1.347          4,177,163
                                                     2004        1.233            1.310          5,355,555
                                                     2003        0.906            1.233          4,860,962
                                                     2002        1.173            0.906          3,156,979
                                                     2001        1.000            1.173            387,824

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.996            1.018            273,132
                                                     2005        0.991            0.996            453,573
                                                     2004        0.998            0.991            429,944
                                                     2003        1.000            0.998            109,660

  LMPVPIII Aggressive Growth Subaccount (10/01)....  2006        1.253            1.338          3,808,697
                                                     2005        1.143            1.253          4,973,640
                                                     2004        1.059            1.143          6,336,022
                                                     2003        0.802            1.059          6,029,951
                                                     2002        1.213            0.802          3,744,111
                                                     2001        1.000            1.213            395,035

  LMPVPIII High Income Subaccount (10/01)..........  2006        1.347            1.468          1,610,010
                                                     2005        1.337            1.347          2,011,733
                                                     2004        1.234            1.337          2,626,527
                                                     2003        0.985            1.234          2,202,057
                                                     2002        1.037            0.985            807,357
                                                     2001        1.000            1.037             54,303

  LMPVPIII International All Cap Growth Subaccount
  (11/01)..........................................  2006        1.354            1.673            271,219
                                                     2005        1.234            1.354            410,909
                                                     2004        1.067            1.234            311,483
                                                     2003        0.853            1.067            329,999
                                                     2002        1.169            0.853          2,340,496
                                                     2001        1.000            1.169                 --

  LMPVPIII Large Cap Growth Subaccount (10/01).....  2006        1.286            1.321          1,174,253
                                                     2005        1.245            1.286          1,588,431
                                                     2004        1.264            1.245          1,826,099
                                                     2003        0.872            1.264          2,146,063
                                                     2002        1.181            0.872            959,386
                                                     2001        1.000            1.181            220,733

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Value Subaccount (11/01)......  2006        1.147            1.331            873,689
                                                     2005        1.097            1.147          1,029,899
                                                     2004        1.010            1.097          1,389,777
                                                     2003        0.806            1.010          1,356,296
                                                     2002        1.101            0.806          1,102,306
                                                     2001        1.000            1.101            140,595

  LMPVPIII Mid Cap Core Subaccount (10/01).........  2006        1.437            1.620            878,058
                                                     2005        1.352            1.437          1,184,951
                                                     2004        1.247            1.352          1,428,209
                                                     2003        0.979            1.247          1,440,600
                                                     2002        1.233            0.979            736,476
                                                     2001        1.000            1.233            106,957

  LMPVPIII Money Market Subaccount (10/01).........  2006        0.982            1.009          1,422,165
                                                     2005        0.973            0.982          2,976,424
                                                     2004        0.983            0.973          2,990,206
                                                     2003        0.995            0.983          7,405,805
                                                     2002        1.000            0.995          8,019,286
                                                     2001        1.000            1.000          4,696,068

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.480            1.651          3,651,682
                                                     2005        1.432            1.480          5,606,393
                                                     2004        1.368            1.432          6,521,502
                                                     2003        1.060            1.368          5,312,500
                                                     2002        1.000            1.060            964,512

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.310            1.421          4,535,797
                                                     2005        1.280            1.310          6,280,057
                                                     2004        1.242            1.280          6,827,909
                                                     2003        1.037            1.242          5,886,565
                                                     2002        1.000            1.037            849,098

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.569            1.774          2,048,912
                                                     2005        1.500            1.569          2,589,383
                                                     2004        1.386            1.500          2,421,419
                                                     2003        1.073            1.386            374,914
                                                     2002        1.000            1.073             74,562

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.441            1.588            334,926
                                                     2005        1.417            1.441            442,064
                                                     2004        1.353            1.417            491,432
                                                     2003        1.068            1.353            261,444
                                                     2002        1.000            1.068             54,967

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.391            1.601            353,400
                                                     2005        1.372            1.391            395,149
                                                     2004        1.241            1.372            374,495
                                                     2003        1.000            1.241            244,664

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.625            1.790            540,138
                                                     2005        1.529            1.625            961,887
                                                     2004        1.256            1.529            710,264
                                                     2003        1.000            1.256            316,447

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.336            1.412            178,351

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.271            1.353                 --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.492            1.641            427,771

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.312             98,813

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.074          2,513,839

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.070              9,137

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.359            1.340            369,237

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.281            1.269              1,699

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.262            1.393            113,433

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.218            687,855

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.460            1.567             13,451

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.092            1.147                168

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.160            939,707

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.027            536,318

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.885            0.862            762,364

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.041            1.079          1,714,633

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.143            1.173            153,803

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.212            1.227          1,173,634

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.428            1.462          1,625,768

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059             76,739

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.041            129,591

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.047              3,377

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053             54,976

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058          3,744,117

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.311            1.399          6,782,019

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.049            703,434

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067            298,379

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.119            1.107          1,144,215
                                                     2005        1.117            1.119          1,495,964
                                                     2004        1.045            1.117          2,231,285
                                                     2003        1.000            1.045          1,039,141

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)...................................  2006        1.146            1.169          7,635,347
                                                     2005        1.140            1.146         10,573,072
                                                     2004        1.107            1.140         14,158,270
                                                     2003        1.074            1.107         14,489,686
                                                     2002        1.003            1.074          8,698,076
                                                     2001        1.000            1.003            284,980

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)..........................................  2006        1.228            1.339             58,001
                                                     2005        1.167            1.228             84,952
                                                     2004        1.105            1.167            165,358
                                                     2003        0.853            1.105            176,949
                                                     2002        1.233            0.853            126,575
                                                     2001        1.000            1.233             19,152

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)......................................  2006        1.458            1.828            502,241
                                                     2005        1.323            1.458            375,153
                                                     2004        1.160            1.323            516,700
                                                     2003        0.919            1.160            603,425
                                                     2002        1.138            0.919            285,369
                                                     2001        1.000            1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)..........................................  2006        1.874            2.157            619,859
                                                     2005        1.783            1.874            844,247
                                                     2004        1.439            1.783          1,134,138
                                                     2003        0.980            1.439          1,081,087
                                                     2002        1.221            0.980            712,422
                                                     2001        1.000            1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)..........................................  2006        1.277            1.359                 --
                                                     2005        1.196            1.277            434,982
                                                     2004        1.144            1.196            595,498
                                                     2003        0.901            1.144            327,479
                                                     2002        1.206            0.901             82,566
                                                     2001        1.000            1.206              3,553

  Travelers Equity Income Subaccount (11/01).......  2006        1.360            1.428                 --
                                                     2005        1.326            1.360          2,251,835
                                                     2004        1.229            1.326          2,433,328
                                                     2003        0.955            1.229          1,969,032
                                                     2002        1.130            0.955            718,818
                                                     2001        1.000            1.130             27,813

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (10/01)...........  2006        1.177            1.212                 --
                                                     2005        1.103            1.177          1,103,383
                                                     2004        1.055            1.103            915,748
                                                     2003        0.862            1.055            794,841
                                                     2002        1.138            0.862            226,191
                                                     2001        1.000            1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.108            1.177                 --
                                                     2005        1.045            1.108                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.019            1.022                 --
                                                     2005        1.000            1.019             86,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.053            1.090                 --
                                                     2005        1.000            1.053             78,054

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.086            1.132                 --
                                                     2005        1.017            1.086          3,561,326

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.030            1.049                 --
                                                     2005        1.011            1.030                 --

  Travelers Managed Income Subaccount (10/01)......  2006        1.052            1.041                 --
                                                     2005        1.057            1.052          2,208,312
                                                     2004        1.047            1.057          3,414,689
                                                     2003        0.984            1.047          4,096,730
                                                     2002        0.981            0.984          2,197,709
                                                     2001        1.000            0.981             86,039

  Travelers Mercury Large Cap Core Subaccount
  (12/01)..........................................  2006        1.259            1.336                 --
                                                     2005        1.145            1.259            194,233
                                                     2004        1.006            1.145            273,915
                                                     2003        0.846            1.006            172,694
                                                     2002        1.151            0.846            159,360
                                                     2001        1.000            1.151                614

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        0.837            0.885                 --
                                                     2005        0.827            0.837          1,016,433
                                                     2004        0.738            0.827            768,481
                                                     2003        0.549            0.738            783,843
                                                     2002        0.626            0.549            222,429

  Travelers MFS(R) Total Return Subaccount
  (10/01)..........................................  2006        1.271            1.311                 --
                                                     2005        1.258            1.271          9,648,193
                                                     2004        1.150            1.258         10,625,367
                                                     2003        1.005            1.150          9,375,765
                                                     2002        1.081            1.005          4,154,038
                                                     2001        1.000            1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.169            1.262                 --
                                                     2005        1.119            1.169            108,277
                                                     2004        0.972            1.119                 --

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.300            1.492                 --
                                                     2005        1.209            1.300            424,780
                                                     2004        1.064            1.209            404,686
                                                     2003        0.843            1.064            261,140
                                                     2002        0.845            0.843             35,971

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.377            1.460                 --
                                                     2005        1.324            1.377             25,462
                                                     2004        1.213            1.324             30,145
                                                     2003        1.000            1.213             22,941

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.038            1.092                 --
                                                     2005        1.000            1.038                209

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.122                 --
                                                     2005        1.092            1.112            176,162
                                                     2004        0.983            1.092              7,354

  Travelers Strategic Equity Subaccount (11/01)....  2006        1.056            1.101                 --
                                                     2005        1.054            1.056            738,970
                                                     2004        0.974            1.054            840,779
                                                     2003        0.749            0.974            875,861
                                                     2002        1.148            0.749            654,693
                                                     2001        1.000            1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.113            1.281                 --
                                                     2005        1.000            1.113                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.109            1.271                 --
                                                     2005        1.005            1.109                 --

  Travelers Van Kampen Enterprise Subaccount
  (11/01)..........................................  2006        1.102            1.143                 --
                                                     2005        1.041            1.102            216,442
                                                     2004        1.021            1.041            216,807
                                                     2003        0.828            1.021             65,519
                                                     2002        1.194            0.828             50,164
                                                     2001        1.000            1.194                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).......................................  2006        1.046            1.056             41,037
                                                     2005        0.987            1.046            220,369
                                                     2004        0.940            0.987            331,269
                                                     2003        0.752            0.940            350,888
                                                     2002        1.134            0.752            217,610
                                                     2001        1.000            1.134             81,986

Variable Insurance Products Fund
  VIP Contrafund< Subaccount (Service Class)
  (10/01)..........................................  2006        1.628            1.784            962,622
                                                     2005        1.419            1.628          1,117,054
                                                     2004        1.254            1.419            871,719
                                                     2003        0.995            1.254            733,222
                                                     2002        1.119            0.995            494,365
                                                     2001        1.000            1.119             61,062

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.643            1.813          1,263,253
                                                     2005        1.418            1.643          1,771,018
                                                     2004        1.159            1.418          1,933,959
                                                     2003        0.854            1.159          1,521,044
                                                     2002        1.000            0.854            558,775






                         SEPARATE ACCOUNT CHARGES 2.55%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.073               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)..........................................  2006        1.080            1.131               --
                                                     2005        1.049            1.080               --
                                                     2004        1.000            1.049               --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.101            1.147               --
                                                     2005        1.080            1.101           20,275
                                                     2004        1.000            1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)................................  2006        1.184            1.146               --
                                                     2005        1.057            1.184               --
                                                     2004        1.000            1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)..........................................  2006        1.237            1.452           13,901
                                                     2005        1.112            1.237               --
                                                     2004        1.000            1.112               --

  American Funds Growth Subaccount (Class 2)
  (10/01)..........................................  2006        1.229            1.320          110,364
                                                     2005        1.085            1.229          111,863
                                                     2004        1.000            1.085              758

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)..........................................  2006        1.097            1.233           44,828
                                                     2005        1.064            1.097           20,129
                                                     2004        1.000            1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.346            1.328               --
                                                     2005        1.168            1.346               --
                                                     2004        1.000            1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.344            1.738               --
                                                     2005        1.286            1.344               --
                                                     2004        1.000            1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.198            1.299               --
                                                     2005        1.116            1.198               --
                                                     2004        1.000            1.116               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.200            1.334               --
                                                     2005        1.118            1.200            7,071
                                                     2004        1.000            1.118              740

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.027            1.184               --
                                                     2005        0.984            1.027               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).....................  2006        1.107            1.173              552
                                                     2005        1.084            1.107              554
                                                     2004        1.000            1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.184            1.367               --
                                                     2005        1.099            1.184           12,050
                                                     2004        1.000            1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.566            1.955            9,036
                                                     2005        1.260            1.566           10,108
                                                     2004        1.000            1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)................................  2006        1.240            1.468           98,345
                                                     2005        1.155            1.240          106,151
                                                     2004        1.000            1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.187            1.409               --
                                                     2005        1.118            1.187           59,083
                                                     2004        1.000            1.118               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)..................................  2006        1.233            1.362               --
                                                     2005        1.129            1.233               --
                                                     2004        1.000            1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.140            1.269               --
                                                     2005        1.125            1.140           85,885
                                                     2004        1.000            1.125           64,090

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (10/01).......  2006        0.987            1.135               --
                                                     2005        1.015            0.987               --
                                                     2004        1.000            1.015               --

  LMPIS Premier Selections All Cap Growth
  Subaccount (12/01)...............................  2006        1.062            1.112               --
                                                     2005        1.025            1.062               --
                                                     2004        1.000            1.025               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (11/01)..........................................  2006        1.194            1.314               --
                                                     2005        1.168            1.194               --
                                                     2004        1.000            1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)......  2006        1.071            1.233               --
                                                     2005        1.056            1.071               --
                                                     2004        1.000            1.056               --

  LMPVPI Investors Subaccount (Class I) (10/01)....  2006        1.120            1.291               --
                                                     2005        1.078            1.120               --
                                                     2004        1.000            1.078               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)..........................................  2006        1.191            1.309               --
                                                     2005        1.165            1.191               --
                                                     2004        1.000            1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/01)..........  2006        1.073            1.201               --
                                                     2005        1.055            1.073               --
                                                     2004        1.000            1.055               --

  LMPVPII Diversified Strategic Income Subaccount
  (10/01)..........................................  2006        1.069            1.098               --
                                                     2005        1.069            1.069               --
                                                     2004        1.000            1.069               --

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)..........................................  2006        1.086            1.219               --
                                                     2005        1.069            1.086               --
                                                     2004        1.000            1.069               --

  LMPVPII Fundamental Value Subaccount (10/01).....  2006        1.079            1.229               --
                                                     2005        1.057            1.079               --
                                                     2004        1.000            1.057               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.995            1.009               --
                                                     2005        0.997            0.995               --
                                                     2004        1.000            0.997               --

  LMPVPIII Aggressive Growth Subaccount (10/01)....  2006        1.159            1.229               --
                                                     2005        1.065            1.159               --
                                                     2004        1.000            1.065               --

  LMPVPIII High Income Subaccount (10/01)..........  2006        1.084            1.172               --
                                                     2005        1.083            1.084               --
                                                     2004        1.000            1.083               --

  LMPVPIII International All Cap Growth Subaccount
  (11/01)..........................................  2006        1.257            1.542               --
                                                     2005        1.154            1.257               --
                                                     2004        1.000            1.154               --

  LMPVPIII Large Cap Growth Subaccount (10/01).....  2006        1.014            1.034               --
                                                     2005        0.989            1.014               --
                                                     2004        1.000            0.989               --

  LMPVPIII Large Cap Value Subaccount (11/01)......  2006        1.121            1.293               --
                                                     2005        1.080            1.121               --
                                                     2004        1.000            1.080               --

  LMPVPIII Mid Cap Core Subaccount (10/01).........  2006        1.154            1.292               --
                                                     2005        1.093            1.154               --
                                                     2004        1.000            1.093               --

  LMPVPIII Money Market Subaccount (10/01).........  2006        0.995            1.014               --
                                                     2005        0.992            0.995               --
                                                     2004        1.000            0.992               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.065            1.179          103,493
                                                     2005        1.038            1.065          101,872
                                                     2004        1.000            1.038               --

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.047            1.128               --
                                                     2005        1.030            1.047               --
                                                     2004        1.000            1.030               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.107            1.243               --
                                                     2005        1.065            1.107               --
                                                     2004        1.000            1.065               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.041            1.140               --
                                                     2005        1.032            1.041               --
                                                     2004        1.000            1.032               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.106            1.264               --
                                                     2005        1.098            1.106            7,639
                                                     2004        1.000            1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.223            1.338           76,096
                                                     2005        1.159            1.223           77,371
                                                     2004        1.000            1.159           63,332

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.298            1.366           64,367

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.263            1.337               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.398            1.531               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.328            1.353               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.069           43,746

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.065               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.185            1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.272            1.255               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.258            1.381           57,453

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.212               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.193            1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.085            1.134               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.155               --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.022          116,093

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.136            1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.003            1.034               --

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.126            1.150               --

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.140            1.148               --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.174            1.197               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.043               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.053          224,275

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.131            1.201           48,342

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.044           36,993

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.061            1.042           69,629
                                                     2005        1.066            1.061           64,499
                                                     2004        1.000            1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)...................................  2006        1.042            1.055              288
                                                     2005        1.043            1.042              261
                                                     2004        1.000            1.043              249

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)..........................................  2006        1.114            1.206               --
                                                     2005        1.066            1.114               --
                                                     2004        1.000            1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)......................................  2006        1.266            1.577               --
                                                     2005        1.158            1.266               --
                                                     2004        1.000            1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)..........................................  2006        1.243            1.422           12,587
                                                     2005        1.192            1.243           16,915
                                                     2004        1.000            1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)..........................................  2006        1.117            1.185               --
                                                     2005        1.053            1.117               --
                                                     2004        1.000            1.053               --

  Travelers Equity Income Subaccount (11/01).......  2006        1.121            1.174               --
                                                     2005        1.101            1.121               --
                                                     2004        1.000            1.101               --

  Travelers Large Cap Subaccount (10/01)...........  2006        1.110            1.140               --
                                                     2005        1.047            1.110               --
                                                     2004        1.000            1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.103            1.169               --
                                                     2005        1.044            1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.015            1.015               --
                                                     2005        1.000            1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.049            1.083               --
                                                     2005        1.000            1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.081            1.124               --
                                                     2005        1.017            1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.026            1.043               --
                                                     2005        1.010            1.026               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Income Subaccount (10/01)......  2006        1.016            1.003               --
                                                     2005        1.028            1.016               --
                                                     2004        1.000            1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)..........................................  2006        1.227            1.298               --
                                                     2005        1.123            1.227           79,209
                                                     2004        1.000            1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        1.077            1.136               --
                                                     2005        1.072            1.077               --
                                                     2004        1.000            1.072               --

  Travelers MFS(R) Total Return Subaccount
  (10/01)..........................................  2006        1.099            1.131               --
                                                     2005        1.095            1.099           82,443
                                                     2004        1.000            1.095              983

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.168            1.258               --
                                                     2005        1.125            1.168               --
                                                     2004        1.000            1.125               --

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.221            1.398               --
                                                     2005        1.144            1.221               --
                                                     2004        1.000            1.144               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.128            1.193               --
                                                     2005        1.092            1.128               --
                                                     2004        1.000            1.092               --

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.034            1.085               --
                                                     2005        1.000            1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.122               --
                                                     2005        1.103            1.114               --
                                                     2004        1.000            1.103               --

  Travelers Strategic Equity Subaccount (11/01)....  2006        1.091            1.135               --
                                                     2005        1.097            1.091               --
                                                     2004        1.000            1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.109            1.272               --
                                                     2005        1.000            1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.104            1.263               --
                                                     2005        1.004            1.104               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                     MAN-     DISTRIBUTION                        TOTAL
                                                     AGE-        AND/OR                           ANNUAL
                                                     MENT       SERVICE           OTHER         OPERATING
UNDERLYING FUND:                                      FEE     (12b-1) FEES       EXPENSES        EXPENSES
----------------                                     ----  -----------------  -------------  ---------------
                                                      NET
                                                     TOT-
                                                      AL
                                                     ANN-
                                                      UAL
                                                     OPE-
                                                     RAT-
                  CONTRACTUAL FEE                     ING
                       WAIVER                        EXP-
                   AND/OR EXPENSE                    ENS-
                   REIMBURSEMENT                      ES*
---------------------------------------------------  ----


  Travelers Van Kampen Enterprise Subaccount
  (11/01)..........................................  2006        1.088            1.126               --
                                                     2005        1.035            1.088               --
                                                     2004        1.000            1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).......................................  2006        1.113            1.116               --
                                                     2005        1.058            1.113               --
                                                     2004        1.000            1.058               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (10/01)..........................................  2006        1.260            1.371               --
                                                     2005        1.106            1.260               --
                                                     2004        1.000            1.106               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.410            1.546           26,678
                                                     2005        1.226            1.410           46,585
                                                     2004        1.000            1.226           19,636




---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:


Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each Underlying Fund and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES



                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio -- Class II
     Growth and Value Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation                     Janus Forty Portfolio -- Class A
     Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable International     Legg Mason Partners Variable International
     All Cap Growth Portfolio                       All Cap Opportunity Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INSURANCE TRUST
  Emerging Growth Portfolio                      Strategic Growth Portfolio




UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Dividend        Legg Mason Partners Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                 INC.
  Legg Mason Partners Variable Premier         Legg Mason Partners Variable Aggressive
     Selections All Cap                          Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap         Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Portfolio                               Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Diversified     Legg Mason Partners Variable Diversified
     Strategic Income Portfolio                     Strategic Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Equity Index    Legg Mason Partners Variable Equity Index
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio                                Value Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable      Legg Mason Partners Variable Adjustable Rate
     Rate Income Portfolio                          Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio                               Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable International   Legg Mason Partners Variable International
     All Cap Opportunity Portfolio                  All Cap Opportunity Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income     Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio                               Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Mid Cap Core    Legg Mason Partners Variable Mid Cap Core
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Money Market    Legg Mason Partners Variable Money Market
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Capital and     Legg Mason Partners Variable Capital and
     Income Portfolio                               Income Portfolio
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap Growth       Discipline Portfolio -- Large Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All Cap         Discipline Portfolio -- Global All Cap
     Growth and Value                               Growth and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
                                                 INC.
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Opportunities Portfolio                 Portfolio -- Class I
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A   Lazard Mid-Cap Portfolio -- Class B




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   MET INVESTORS SERIES TRUST
  AIM V.I. Capital Appreciation                Met/AIM Capital Appreciation
     Fund -- Series I                               Portfolio -- Class A
LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                  Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income         Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Mid Cap Value             Lord Abbett Mid-Cap Value Portfolio -- Class
     Portfolio -- Class VC                          B
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
Mercury Large-Cap Core Portfolio               BlackRock Large-Cap Core Portfolio
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative      PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity               MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB   Third Avenue Small Cap Value
                                                    Portfolio -- Class B




UNDERLYING FUND SHARE CLASS EXCHANGE


The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.






      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class  BlackRock Large-Cap Core Portfolio -- Class E
     A

                                   APPENDIX D

--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.


Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS


You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.


Name: -------------------------------------------------

Address: ----------------------------------------------


CHECK BOX:


[ ] MIC-Book-04-08-81-82-83

[ ] MLAC-Book-04-08-81-82-83

               PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY PROSPECTUS:


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This prospectus describes PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 30, 2007 are:








AMERICAN FUNDS INSURANCE SERIES -- CLASS 2         Lazard Mid-Cap Portfolio -- Class B
  American Funds Global Growth Fund                Legg Mason Partners Managed Assets
  American Funds Growth Fund                          Portfolio -- Class A
  American Funds Growth-Income Fund                Lord Abbett Bond Debenture
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL           Portfolio -- Class A
  SHARES                                           Lord Abbett Growth and Income
  Dreyfus Variable Investment                         Portfolio -- Class B
     Fund -- Appreciation Portfolio                Lord Abbett Mid-Cap Value
  Dreyfus Variable Investment                         Portfolio -- Class B
     Fund -- Developing Leaders Portfolio          Met/AIM Capital Appreciation
FIDELITY(R) VARIABLE INSURANCE                        Portfolio -- Class A
  PRODUCTS -- SERVICE CLASS 2                      Met/AIM Small Cap Growth Portfolio -- Class
  VIP Contrafund(R) Portfolio                         A
  VIP Mid Cap Portfolio                            MFS(R) Value Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Neuberger Berman Real Estate
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Developing Markets Securities          PIMCO Inflation Protected Bond
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                Pioneer Fund Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Strategic Income Portfolio -- Class
  Global Technology Portfolio                         A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Third Avenue Small Cap Value
  Legg Mason Partners Variable Aggressive             Portfolio -- Class B
     Growth Portfolio -- Class I                 METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Appreciation        BlackRock Aggressive Growth
     Portfolio -- Class I                             Portfolio -- Class D
  Legg Mason Partners Variable Equity Index        BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class II                         BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Fundamental         FI Large Cap Portfolio -- Class A
     Value Portfolio -- Class I                    FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Investors           MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class I                          Oppenheimer Global Equity
  Legg Mason Partners Variable Large Cap              Portfolio -- Class B
     Growth Portfolio -- Class I                   Western Asset Management U.S. Government
  Legg Mason Partners Variable Small Cap              Portfolio -- Class A
     Growth Portfolio -- Class I                 PIMCO VARIABLE INSURANCE
  Legg Mason Partners Variable Social              TRUST -- ADMINISTRATIVE CLASS
     Awareness Portfolio                           Total Return Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST        VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Legg Mason Partners Variable Adjustable          Comstock Portfolio
     Rate Income Portfolio
MET INVESTORS SERIES TRUST                       METROPOLITAN SERIES FUND, INC. -- ASSET
  Batterymarch Mid-Cap Stock                       ALLOCATION PORTFOLIOS -- CLASS B
     Portfolio -- Class A                          MetLife Aggressive Allocation Portfolio
  BlackRock High Yield Portfolio -- Class A        MetLife Conservative Allocation Portfolio
  BlackRock Large-Cap Core Portfolio -- Class      MetLife Conservative to Moderate Allocation
     E                                                Portfolio
  Dreman Small-Cap Value Portfolio -Class A        MetLife Moderate Allocation Portfolio
  Harris Oakmark International                     MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio
  Janus Forty Portfolio -- Class A





Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



The Contract, certain Contract features and/or some of the funding options may not be available in all states.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-874-1225 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      8
Condensed Financial Information.........     13
The Annuity Contract....................     13
  Contract Owner Inquiries..............     14
  Purchase Payments.....................     14
  Accumulation Units....................     15
  The Variable Funding Options..........     15
The Fixed Account.......................     20
Charges and Deductions..................     20
  General...............................     20
  Withdrawal Charge.....................     21
  Free Withdrawal Allowance.............     21
  Transfer Charge.......................     21
  Administrative Charges................     21
  Mortality and Expense Risk Charge.....     22
  Variable Liquidity Benefit Charge.....     22
  Enhanced Stepped-Up Provision Charge..     22
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     22
  Variable Funding Option Expenses......     22
  Premium Tax...........................     23
  Changes in Taxes Based upon Premium or
     Value..............................     23
Transfers...............................     23
  Market Timing/Excessive Trading.......     23
  Dollar Cost Averaging.................     25
Access to Your Money....................     26
  Systematic Withdrawals................     26
Ownership Provisions....................     27
  Types of Ownership....................     27
     Contract Owner.....................     27
     Beneficiary........................     27
     Annuitant..........................     27
Death Benefit...........................     28
  Death Proceeds before the Maturity
     Date...............................     28
  Enhanced Stepped-Up Provision.........     28
  Payment of Proceeds...................     29
  Spousal Contract Continuance..........     31
  Beneficiary Contract Continuance......     31
  Planned Death Benefit.................     32
  Death Proceeds after Maturity Date....     32
Living Benefits.........................     32
  Guaranteed Minimum Withdrawal
     Benefit............................     32
The Annuity Period......................     38
  Maturity Date.........................     38
  Allocation of Annuity.................     38
  Variable Annuity......................     38
  Fixed Annuity.........................     39
Payment Options.........................     39
  Election of Options...................     39
  Annuity Options.......................     39
  Variable Liquidity Benefit............     40
Miscellaneous Contract Provisions.......     40
  Right to Return.......................     40
  Termination...........................     40
  Required Reports......................     40
  Suspension of Payments................     41
The Separate Accounts...................     41
  Performance Information...............     41
Federal Tax Considerations..............     42
  General Taxation of Annuities.........     42
  Types of Contracts: Qualified and Non-
     qualified..........................     43
  Qualified Annuity Contracts...........     43
     Taxation of Qualified Annuity
       Contracts........................     43
     Mandatory Distributions for
       Qualified Plans..................     43
     Individual Retirement Annuities....     44
     Roth IRAs..........................     45
     TSAs (ERISA and non-ERISA).........     45
  Non-qualified Annuity Contracts.......     47
  Diversification Requirements for
     Variable Annuities.................     48
     Ownership of the Investments.......     48
     Taxation of Death Benefit
       Proceeds.........................     48
  Other Tax Considerations..............     48
     Treatment of Charges for Optional
       Benefits.........................     48
     Puerto Rico Tax Considerations.....     49
     Non-Resident Aliens................     49
     Tax Credits and Deductions.........     49
Other Information.......................     50
  The Insurance Companies...............     50
  Financial Statements..................     50
  Distribution of Variable Annuity
     Contracts..........................     50
  Conformity with State and Federal
     Laws...............................     52
  Voting Rights.........................     52
  Restrictions on Financial
     Transactions.......................     52
  Legal Proceedings.....................     52
Appendix A: Condensed Financial
  Information: MetLife of CT Separate
  Account Nine for Variable Annuities...    A-1
Appendix B: Condensed Financial
  Information: MetLife of CT Separate
  Account Ten for Variable Annuities....    B-1
Appendix C: Additional Information
  Regarding Underlying Funds:...........    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Contents of the Statement of
  Additional Information................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                     PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.


You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.



The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.



You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to them in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)





TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)





VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                1 years               6%
         1 years                2 years               5%
         2 years                3 years               4%
        3 + years                                     0%


---------
(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                1 years               6%
         1 years                2 years               5%
         2 years                3 years               4%
        3 + years                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:





Mortality and Expense Risk Charge...........................................    1.70%(5)
Administrative Expense Charge...............................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED....    1.85%
Optional E.S.P. Charge......................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.............    2.05%
Optional GMWB I Charge (maximum upon reset).................................    1.00%(6)
Optional GMWB II Charge (maximum upon reset)................................    1.00%(6)
Optional GMWB III Charge....................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED............    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...........    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED.......    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED......    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.....    2.30%



---------

(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio of the Metropolitan Series Fund, Inc., an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio of the Met Investors Series Trust, and an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-874-1225.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...........................................................   0.38%     1.72%

UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)






                                                     DISTRIBUTION                  TOTAL      CONTRACTUAL FEE        NET TOTAL
                                                        AND/OR                     ANNUAL          WAIVER             ANNUAL
                                       MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                           FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES*
----------------                      ------------  --------------  ----------  -----------  -----------------  ------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2................      0.55%          0.25%         0.03%       0.83%             --         0.83%
  American Funds Growth
     Fund -- Class 2................      0.32%          0.25%         0.02%       0.59%             --         0.59%
  American Funds Growth-Income
     Fund -- Class 2................      0.27%          0.25%         0.01%       0.53%             --         0.53%
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment
     Fund -- Appreciation
     Portfolio -- Initial Shares....      0.75%            --          0.07%       0.82%             --         0.82%
  Dreyfus Variable Investment
     Fund -- Developing Leaders
     Portfolio -- Initial Shares....      0.75%            --          0.07%       0.82%             --         0.82%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)
     Portfolio -- Service Class 2...      0.57%          0.25%         0.09%       0.91%             --         0.91%
  VIP Dynamic Capital Appreciation
     Portfolio -- Service Class 2+..      0.56%          0.25%         0.24%       1.05%             --         1.05%
  VIP Mid Cap Portfolio -- Service
     Class 2........................      0.57%          0.25%         0.11%       0.93%             --         0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Templeton Developing Markets
     Securities Fund -- Class 2.....      1.23%          0.25%         0.24%       1.72%             --         1.72%
  Templeton Foreign Securities
     Fund -- Class 2................      0.63%          0.25%         0.18%       1.06%           0.03%        1.03%(1)
JANUS ASPEN SERIES
  Global Life Sciences
     Portfolio -- Service Shares+...      0.64%          0.25%         0.46%       1.35%             --         1.35%
  Global Technology
     Portfolio -- Service Shares....      0.64%          0.25%         0.21%       1.10%             --         1.10%(2)(14)
  Worldwide Growth
     Portfolio -- Service Shares+...      0.60%          0.25%         0.05%       0.90%             --         0.90%(2)
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++.........      0.75%            --          0.02%       0.77%             --         0.77%
  Legg Mason Partners Variable
     Appreciation Portfolio -- Class
     I..............................      0.70%            --          0.02%       0.72%             --         0.72%(3)
  Legg Mason Partners Variable
     Equity Index Portfolio -- Class
     II.............................      0.31%          0.25%         0.03%       0.59%             --         0.59%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I...........      0.75%            --          0.02%       0.77%             --         0.77%
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I..............................      0.65%            --          0.07%       0.72%             --         0.72%
  Legg Mason Partners Variable Large
     Cap Growth Portfolio -- Class
     I++............................      0.75%            --          0.04%       0.79%             --         0.79%
  Legg Mason Partners Variable Small
     Cap Growth Portfolio -- Class
     I..............................      0.75%            --          0.21%       0.96%             --         0.96%
  Legg Mason Partners Variable
     Social Awareness Portfolio++...      0.66%            --          0.12%       0.78%             --         0.78%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++....................      0.55%          0.25%         0.22%       1.02%             --         1.02%
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock
     Portfolio -- Class A...........      0.70%            --          0.11%       0.81%             --         0.81%(4)(15)
  BlackRock High Yield
     Portfolio -- Class A...........      0.60%            --          0.32%       0.92%             --         0.92%(4)(5)(15)
  BlackRock Large-Cap Core
     Portfolio -- Class E...........      0.63%          0.15%         0.22%       1.00%             --         1.00%(4)(5)(6)(15)
  Dreman Small-Cap Value
     Portfolio -- Class A...........      0.82%            --          0.37%       1.19%           0.09%        1.10%(4)(7)(15)
  Harris Oakmark International
     Portfolio -- Class A...........      0.78%            --          0.13%       0.91%             --         0.91%(4)(15)
  Janus Forty Portfolio -- Class A..      0.65%            --          0.06%       0.71%             --         0.71%(4)(15)
  Lazard Mid-Cap Portfolio -- Class
     B..............................      0.70%          0.25%         0.06%       1.01%             --         1.01%(4)(15)
  Legg Mason Partners Managed Assets
     Portfolio -- Class A...........      0.50%            --          0.11%       0.61%             --         0.61%(4)(15)
  Lord Abbett Bond Debenture
     Portfolio -- Class A...........      0.50%            --          0.04%       0.54%             --         0.54%(4)

                                                     DISTRIBUTION                  TOTAL      CONTRACTUAL FEE        NET TOTAL
                                                        AND/OR                     ANNUAL          WAIVER             ANNUAL
                                       MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                           FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT         EXPENSES*
----------------                      ------------  --------------  ----------  -----------  -----------------  ------------------

  Lord Abbett Growth and Income
     Portfolio -- Class B...........      0.50%          0.25%         0.03%       0.78%             --         0.78%(4)
  Lord Abbett Mid-Cap Value
     Portfolio -- Class B...........      0.68%          0.25%         0.07%       1.00%             --         1.00%(4)
  Met/AIM Capital Appreciation
     Portfolio -- Class A++.........      0.77%            --          0.09%       0.86%             --         0.86%(4)(5)(8)(15)
  Met/AIM Small Cap Growth
     Portfolio -- Class A...........      0.87%            --          0.06%       0.93%             --         0.93%(4)(5)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A++.........      1.04%            --          0.29%       1.33%           0.03%        1.30%(4)(7)(9)
  MFS(R) Research International
     Portfolio -- Class B+..........      0.72%          0.25%         0.14%       1.11%             --         1.11%(4)
  MFS(R) Value Portfolio -- Class
     A..............................      0.73%            --          0.23%       0.96%             --         0.96%(4)(5)(15)
  Neuberger Berman Real Estate
     Portfolio -- Class A...........      0.64%            --          0.04%       0.68%             --         0.68%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A...........      0.50%            --          0.05%       0.55%             --         0.55%(4)
  Pioneer Fund Portfolio -- Class
     A..............................      0.75%            --          0.30%       1.05%           0.05%        1.00%(4)(7)(15)
  Pioneer Strategic Income
     Portfolio -- Class A++.........      0.70%            --          0.12%       0.82%             --         0.82%(4)(5)(8)(15)
  Third Avenue Small Cap Value
     Portfolio -- Class B...........      0.74%          0.25%         0.04%       1.03%             --         1.03%(4)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D...........      0.72%          0.10%         0.06%       0.88%             --         0.88%
  BlackRock Bond Income
     Portfolio -- Class A...........      0.39%            --          0.07%       0.46%           0.01%        0.45%(10)
  BlackRock Money Market
     Portfolio -- Class A...........      0.34%            --          0.04%       0.38%           0.01%        0.37%(11)
  Capital Guardian U.S. Equity
     Portfolio -- Class A++.........      0.66%            --          0.06%       0.72%             --         0.72%
  FI Large Cap Portfolio -- Class
     A..............................      0.78%            --          0.06%       0.54%             --         0.84%(12)
  FI Value Leaders
     Portfolio -- Class D...........      0.64%          0.10%         0.07%       0.81%             --         0.81%
  MFS(R) Total Return
     Portfolio -- Class F...........      0.53%          0.20%         0.05%       0.78%             --         0.78%(12)
  Oppenheimer Global Equity
     Portfolio -- Class B...........      0.53%          0.25%         0.09%       0.87%             --         0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+..........      0.60%          0.25%         0.08%       0.93%             --         0.93%
  Western Asset Management U.S.
     Government Portfolio -- Class
     A..............................      0.50%            --          0.07%       0.57%             --         0.57%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street
     Fund(R)/VA -- Service
     Shares++.......................      0.66%          0.25%         0.01%       0.92%             --         0.92%
PIMCO VARIABLE INSURANCE TRUST
  Total Return
     Portfolio -- Administrative
     Class..........................      0.25%            --          0.40%       0.65%             --         0.65%
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth
     Fund -- Class IB Shares+.......      0.70%          0.25%         0.55%       1.50%             --         1.50%
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II....      0.56%          0.25%         0.03%       0.84%             --         0.84%
  Enterprise Portfolio -- Class
     II+............................      0.50%          0.25%         0.18%       0.93%             --         0.93%






                                                                                                                 NET TOTAL ANNUAL
                                              DISTRIBUTION               TOTAL    CONTRACTUAL FEE   NET TOTAL   OPERATING EXPENSES
                                                 AND/OR                  ANNUAL        WAIVER         ANNUAL         INCLUDING
                                 MANAGEMENT      SERVICE       OTHER   OPERATING   AND/OR EXPENSE   OPERATING     UNDERLYING FUND
UNDERLYING FUND:                     FEE      (12b-1) FEES   EXPENSES   EXPENSES   REIMBURSEMENT    EXPENSES*        EXPENSES*
----------------                 ----------  --------------  --------  ---------  ---------------  -----------  ------------------


METROPOLITAN SERIES FUND,
  INC. -- ASSET ALLOCATION
  PORTFOLIOS
  MetLife Aggressive Allocation
     Portfolio -- Class B......     0.10%         0.25%        0.07%     0.42%         0.07%          0.35%          1.10%(13)
  MetLife Conservative
     Allocation
     Portfolio -- Class B......     0.10%         0.25%        0.09%     0.44%         0.09%          0.35%          0.96%(13)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B......     0.10%         0.25%        0.02%     0.37%         0.02%          0.35%          1.00%(13)

                                                                                                                 NET TOTAL ANNUAL
                                              DISTRIBUTION               TOTAL    CONTRACTUAL FEE   NET TOTAL   OPERATING EXPENSES
                                                 AND/OR                  ANNUAL        WAIVER         ANNUAL         INCLUDING
                                 MANAGEMENT      SERVICE       OTHER   OPERATING   AND/OR EXPENSE   OPERATING     UNDERLYING FUND
UNDERLYING FUND:                     FEE      (12b-1) FEES   EXPENSES   EXPENSES   REIMBURSEMENT    EXPENSES*        EXPENSES*
----------------                 ----------  --------------  --------  ---------  ---------------  -----------  ------------------

  MetLife Moderate Allocation
     Portfolio -- Class B......     0.10%         0.25%        0.01%     0.36%         0.01%          0.35%          1.05%(13)
  MetLife Moderate to
     Aggressive Allocation
     Portfolio -- Class B......     0.10%         0.25%        0.01%     0.36%         0.01%          0.35%          1.10%(13)



---------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Closed to new investment except under dollar cost averaging and rebalancing programs in existence at the time of closing.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.



NOTES


(1) Other Expenses include 0.03% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).


(2) The Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable of up to 0.15%, assuming constant assets. The management fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


(3) Other expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.


(6) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.


(7) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees, to 1.10% for Dreman Small-Cap Value Portfolio, 1.30% for MFS(R) Emerging Markets Equity Portfolio and 1.00% for Pioneer Fund Portfolio.


(8) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(9) The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.


(10) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.


(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.


(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(13) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Strategy Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)


(14) Other expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio increased during the preceding fiscal year.


(15) Other expenses have been restated to reflect the current Met Investors Series Trust fee schedule as if that schedule had applied to the Portfolio for the entire fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit
(GMWB) applies.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).



                                                IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:                 ANNUITIZED AT END OF PERIOD SHOWN:
                                            ----------------------------------------    ----------------------------------------
FUNDING OPTION                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                              ------    -------    -------    --------    ------    -------    -------    --------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $1083     $1789      $2416       $4840      $483      $1449      $2416       $4840
Underlying Fund with Minimum Total
Annual Operating Expenses...............       950      1399       1784        3668       350       1059       1784        3668





                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Portfolio Architect 3 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------------    -----------------------------------------------


Annual Step-Up Death Benefit                                                   Age 80
Enhanced Stepped-Up Provision (E.S.P.)                                         Age 75



Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-874-1225.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")





We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.




PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-874-1225 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment      Seeks long-term capital growth     The Dreyfus Corporation
     Fund -- Appreciation          consistent with the preservation   Subadviser: Fayez Sarofim & Co.
     Portfolio -- Initial Shares   of capital.  Its secondary goal
                                   is current income.
  Dreyfus Variable Investment      Seeks capital growth.              The Dreyfus Corporation
     Fund -- Developing Leaders
     Portfolio -- Initial Shares
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class 2  appreciation.                      Company
  VIP Dynamic Capital              Seeks capital appreciation.        Fidelity Management & Research
     Appreciation                                                     Company
     Portfolio -- Service Class
     2+
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Global Life Sciences             Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares+  capital.
  Global Technology                Seeks capital appreciation; no     Janus Capital Management LLC
     Portfolio -- Service Shares   consideration is given to income.
  Worldwide Growth                 Seeks long-term growth of capital  Janus Capital Management LLC
     Portfolio -- Service Shares+  in a manner consistent with the preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge,
                                                                      Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge,
                                                                      Advisors, LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge,
                                                                      Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I                             secondary objective.               Subadviser: ClearBridge,
                                                                      Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge,
                                                                      Advisors, LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge,
                                                                      Advisors, LLC
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Social Awareness Portfolio    appreciation and retention of net  LLC
                                   investment income.                 Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock       Seeks growth of capital.           Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: Batterymarch
                                                                      Financial Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  BlackRock High Yield             Seeks to maximize total return,    Met Investors Advisory LLC
     Portfolio -- Class A          consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Financial
                                                                      Management, Inc.
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class B          capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory LLC
     Assets Portfolio -- Class A                                      Subadvisers: Batterymarch
                                                                      Financial Management, Inc.
                                                                      Western Asset Management Company,
                                                                      ClearBridge Advisors, LLC and
                                                                      Legg Mason Global Asset
                                                                      Allocation, LLC
  Lord Abbett Bond Debenture       Seeks high current income and the  Met Investors Advisory LLC
     Portfolio -- Class A          opportunity for capital            Subadviser: Lord Abbett & Co. LLC
                                   appreciation to produce a high
                                   total return.
  Lord Abbett Growth and Income    Seeks growth of capital and        Met Investors Advisory LLC
     Portfolio -- Class B          current income without excessive   Subadviser: Lord Abbett & Co. LLC
                                   fluctuations in the market value.
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory LLC
     Portfolio -- Class B          through investments primarily in   Subadviser: Lord Abbett & Co. LLC
                                   equity securities which are
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: A I M Advisors, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory LLC
     Portfolio -- Class A          capital.                           Subadviser: A I M Advisors, Inc.
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory LLC
     A                             capital growth.                    Subadviser: Pioneer Investments
                                                                      Investment Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investments
                                                                      Investment Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Financial
                                                                      Management, Inc.
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class A          primarily from investing in        Subadviser: BlackRock Financial
                                   fixed-income securities.           Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Financial
                                   preservation of capital.           Management, Inc.
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A+         capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company, Inc.
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company, Inc.
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative to          Seeks high level of current        MetLife Advisers, LLC
     Moderate Allocation           income, with growth of capital as
     Portfolio -- Class B          a secondary objective.
  MetLife Conservative Allocation  Seeks high total return in the     MetLife Advisers, LLC
     Portfolio -- Class B          form of income and growth of
                                   capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS
  Oppenheimer Main Street          Seeks high total return (which     OppenheimerFunds, Inc.
     Fund(R)/VA -- Service         includes growth in the value of
     Shares++                      its shares as well as current
                                   income) from equity and debt
                                   securities.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth       Seeks long-term growth of          Putnam Investment Management, LLC
     Fund -- Class IB Shares+      capital.
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II   Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
  Enterprise Portfolio -- Class    Seeks capital appreciation         Van Kampen Asset Management
     II+                           through investments in securities
                                   believed by the portfolio's
                                   investment adviser to have above-
                                   average potential for capital
                                   appreciation.



---------

+ Not available under all Contracts. Availability depends on Contract issue date.



++ Closed to new investment except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


We may offer our Fixed Account as a funding option. Please see Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative and


     -    other costs of doing business

Risks we assume include:


     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established



     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:




     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
        3+ years                                      0%




For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:



     (a)  any Purchase Payment to which no withdrawal charge applies, then



     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then



     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d)  any Contract earnings.



Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.



We will not deduct a withdrawal charge if Purchase Payments are distributed:



     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)



     -    if a lifetime annuity payout has begun



     -    under the Managed Distribution Program or



     - if you elect Annuity Payments for a fixed period of at least five years




FREE WITHDRAWAL ALLOWANCE




Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the first Valuation Date of any given Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge

(i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:



     (1)  from the distribution of death proceeds;



     (2)  after an annuity payout has begun; or



     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.



We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equal to 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.



VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.



We will assess the charge as a percentage of the total benefit received as follows:




 YEARS SINCE INITIAL PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
        3+ years                                      0%




Please refer to Payment Options for a description of this benefit.


ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.




VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Dreyfus Variable Investment Fund -- Developing Leaders Portfolio, Dreman Small-Cap Value Portfolio, Global Technology Portfolio, Harris Oakmark International Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio , Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Worldwide Growth Portfolio, and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time.

For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying

Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.



You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.



For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.




SYSTEMATIC WITHDRAWALS





Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.




                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.


BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT


The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.



Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT



--------------------------------------------------------------------------------------
The death benefit will be the
greatest of, less any
applicable premium tax and
outstanding loans:                  -  the Contract Value on the Death Report Date
                                    -  the total Purchase Payments less the total
                                       amount of any withdrawals made under this
                                       Contract; or
                                    -  the Step-Up Value, if any, as described below
--------------------------------------------------------------------------------------


STEP-UP VALUE A Step-Up Value will be established on each Contract Date anniversary which occurs on or prior to the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the death benefit value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           50,000 X (10,000/55,000) = $9,090

Your new Step-Up Value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           50,000 X (10,000/30,000) = $16,666

Your new Step-Up Value would be $50,000 -- $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary(ies), or if    The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or if    The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies), or if    The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             receive the proceeds or to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive a distribution.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS     The beneficiary(ies), or if                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the Contract Owner.                                  Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary(ies), or if    The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies), or if    The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             receive the proceeds or to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.



SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.



Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:


     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or


     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.


You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------





GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")





For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III" ; we may refer to any one of these as GMWB. The availability of each rider is shown below.




                            GMWB I                      GMWB II                      GMWB III
NAME OF RIDER:   ---------------------------  ---------------------------  ---------------------------


ALSO CALLED:              Principal                    Principal                    Principal
                          Guarantee                    Guarantee                 Guarantee Value
AVAILABILITY:         Not available for          Available on or after        Available on or after
                     purchase on or after          March 21, 2005 if            March 21, 2005 if
                    March 21, 2005, unless              approved                     approved
                   GMWB II is not approved           in your state                in your state
                        in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.



ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.



The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:




-----------------------------------------------------------------------------------
                                       GMWB I          GMWB II          GMWB III
-----------------------------------------------------------------------------------
If you make your first               5% of RBB        5% of RBB        5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
-----------------------------------------------------------------------------------
If you make your first               10% of RBB       10% of RBB       5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
-----------------------------------------------------------------------------------




ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.



We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.



WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.



However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:



IF YOU SELECT GMWB II OR GMWB III:



     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



IF YOU PURCHASED GMWB I:



     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.



WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:



                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III




--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------




                          WITHDRAWAL EXAMPLE FOR GMWB I




--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:



          -    a qualified retirement plan (Code Section 401),



          -    a tax-sheltered annuity (Code Section 403(b)),



          -    an individual retirement account (Code Sections 408(a)),



          -    an individual retirement annuity (Code Section 408(b)), or



          -    a qualified deferred compensation plan (Code Section 457).



          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).



     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;



     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or



     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB

          Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.



          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.



Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.



If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.



Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.



INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)



We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.



If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.



GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------




MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.



Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.



TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:



     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



     - The total annual payment amount will equal the AWB and will never exceed your RBB, and



     - We will no longer accept subsequent Purchase Payments into the Contract.



If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.



Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.



COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III



The following chart may help you decide which version of GMWB is best for you.




--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------



MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once your Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.


On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.


ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."


At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other qualified annuity.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of your Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.



All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------




The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has not been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), OR 408, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



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ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 591/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company are continuously offered.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the funds' shares in connection with the Contract.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of the vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.078             13,938

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)..........................................  2006        1.034            1.085                 --
                                                     2005        0.997            1.034             78,144
                                                     2004        0.960            0.997            119,229
                                                     2003        0.782            0.960            137,323
                                                     2002        1.142            0.782             12,403
                                                     2001        1.000            1.142                 --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02).................................  2006        1.166            1.138                 --
                                                     2005        1.034            1.166             95,999
                                                     2004        0.973            1.034             75,694
                                                     2003        0.803            0.973             40,191
                                                     2002        1.183            0.803              4,743
                                                     2001        1.000            1.183                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.649            1.950          1,493,191
                                                     2005        1.473            1.649          1,392,866
                                                     2004        1.322            1.473            689,281
                                                     2003        0.995            1.322            338,279
                                                     2002        1.188            0.995            108,035
                                                     2001        1.000            1.188                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.553            1.681          5,177,418
                                                     2005        1.362            1.553          5,108,335
                                                     2004        1.233            1.362          3,022,506
                                                     2003        0.918            1.233          1,910,413
                                                     2002        1.238            0.918            519,111
                                                     2001        1.000            1.238              5,663

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.341            1.517          5,407,103
                                                     2005        1.291            1.341          5,384,780
                                                     2004        1.191            1.291          3,748,375
                                                     2003        0.916            1.191          2,541,469
                                                     2002        1.143            0.916            825,826
                                                     2001        1.000            1.143              6,095

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.297            1.282                 --
                                                     2005        1.117            1.297             69,464
                                                     2004        0.952            1.117             10,285
                                                     2003        0.777            0.952              5,296
                                                     2002        1.000            0.777              6,000

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02)...........................................  2006        1.730            2.251              6,630
                                                     2005        1.377            1.730              9,238
                                                     2004        1.123            1.377             10,858
                                                     2003        0.801            1.123              9,290
                                                     2002        1.000            0.801              1,000

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.703            2.217                 --
                                                     2005        1.618            1.703            444,721
                                                     2004        1.255            1.618            282,289
                                                     2003        0.953            1.255            261,390
                                                     2002        1.000            0.953            110,495

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02)...................................  2006        1.005            1.149             75,380
                                                     2005        0.981            1.005            136,376
                                                     2004        0.951            0.981            157,298
                                                     2003        0.799            0.951            147,390
                                                     2002        1.000            0.799             27,841

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (3/02)..........................  2006        1.104            1.124             59,575
                                                     2005        1.063            1.104             72,545
                                                     2004        0.972            1.063             68,322
                                                     2003        0.752            0.972             47,049
                                                     2002        1.000            0.752             13,673

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.415                 --
                                                     2005        1.204            1.302            230,497
                                                     2004        1.074            1.204             45,466
                                                     2003        1.000            1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.299            1.447                 --
                                                     2005        1.202            1.299            372,761
                                                     2004        1.067            1.202             73,290
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.242            1.443                 --
                                                     2005        1.144            1.242          1,920,497
                                                     2004        1.035            1.144            911,365
                                                     2003        0.842            1.035            482,403
                                                     2002        1.000            0.842            112,568

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.211            2.780            631,126
                                                     2005        1.767            2.211            453,826
                                                     2004        1.444            1.767             74,045
                                                     2003        1.000            1.444              6,032

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.481            1.766          1,728,859
                                                     2005        1.369            1.481          1,323,471
                                                     2004        1.177            1.369            672,403
                                                     2003        0.907            1.177            254,384
                                                     2002        1.134            0.907            136,180
                                                     2001        1.000            1.134                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/02).................................  2006        1.246            1.490                 --
                                                     2005        1.166            1.246            699,854
                                                     2004        1.024            1.166            204,395
                                                     2003        0.789            1.024             96,803
                                                     2002        1.000            0.789             58,188

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.061            1.084                 --
                                                     2005        1.067            1.061                706
                                                     2004        1.000            1.067             37,259

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)...........................................  2006        1.144            1.181                 --
                                                     2005        1.082            1.144            785,415
                                                     2004        1.018            1.082          1,043,236
                                                     2003        0.912            1.018            936,861
                                                     2002        1.000            0.912             75,931

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)..........................  2006        1.125            1.174              8,818
                                                     2005        1.020            1.125             12,486
                                                     2004        0.910            1.020             12,839
                                                     2003        0.734            0.910             10,786
                                                     2002        1.000            0.734              1,969

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)...................................  2006        0.970            1.026             38,836
                                                     2005        0.885            0.970             35,248
                                                     2004        0.897            0.885             26,300
                                                     2003        0.624            0.897             73,480
                                                     2002        1.000            0.624             73,481

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02)...................................  2006        0.955            1.105             29,200
                                                     2005        0.921            0.955             30,274
                                                     2004        0.898            0.921             33,578
                                                     2003        0.739            0.898             12,190
                                                     2002        1.000            0.739              3,000

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.534            1.717                 --
                                                     2005        1.502            1.534            386,440
                                                     2004        1.332            1.502            112,428
                                                     2003        1.000            1.332            101,266

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)......  2006        1.229            1.426          1,234,613
                                                     2005        1.204            1.229          1,548,293
                                                     2004        1.132            1.204          1,643,520
                                                     2003        0.829            1.132          1,213,718
                                                     2002        1.127            0.829            482,311
                                                     2001        1.000            1.127              6,229

  LMPVPI Investors Subaccount (Class I) (2/02).....  2006        1.261            1.463            754,904
                                                     2005        1.205            1.261          1,014,142
                                                     2004        1.112            1.205          1,069,597
                                                     2003        0.856            1.112            738,841
                                                     2002        1.134            0.856            316,814
                                                     2001        1.000            1.134                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02)...........................................  2006        1.154            1.180              6,540
                                                     2005        1.117            1.154             38,363
                                                     2004        1.132            1.117             38,402
                                                     2003        0.798            1.132             31,304
                                                     2002        1.000            0.798             15,441

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.369            1.515            371,640
                                                     2005        1.329            1.369            467,037
                                                     2004        1.176            1.329            436,895
                                                     2003        0.805            1.176            267,896
                                                     2002        1.255            0.805             20,161
                                                     2001        1.000            1.255                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00)...........................................  2006        1.200            1.309             12,351
                                                     2005        1.113            1.200             12,355
                                                     2004        1.039            1.113             12,359
                                                     2003        0.755            1.039              9,531
                                                     2002        1.000            0.755                 --

  LMPVPII Equity Index Subaccount (Class II)
  (6/02)...........................................  2006        1.208            1.365          1,568,652
                                                     2005        1.180            1.208          2,001,890
                                                     2004        1.091            1.180          1,576,990
                                                     2003        0.870            1.091          1,068,257
                                                     2002        1.141            0.870            208,514
                                                     2001        1.000            1.141                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Growth and Income Subaccount (Class I)
  (1/00)...........................................  2006        1.103            1.218             28,512
                                                     2005        1.085            1.103            110,014
                                                     2004        1.019            1.085            115,405
                                                     2003        0.798            1.019            118,746
                                                     2002        1.000            0.798                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.996            1.018            365,576
                                                     2005        0.991            0.996            337,114
                                                     2004        0.998            0.991             90,836
                                                     2003        1.000            0.998              2,550

  LMPVPIII Social Awareness Stock Subaccount
  (5/04)...........................................  2006        1.107            1.170                 --
                                                     2005        1.080            1.107                 --
                                                     2004        1.000            1.080                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.391            1.601            472,960
                                                     2005        1.372            1.391            516,959
                                                     2004        1.241            1.372            439,996
                                                     2003        1.000            1.241              9,795

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.625            1.790            788,623
                                                     2005        1.529            1.625            891,248
                                                     2004        1.256            1.529            337,639
                                                     2003        1.000            1.256            171,217

Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.096            1.130                 --
                                                     2005        1.075            1.096                 --
                                                     2004        1.000            1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.434            1.363            119,361

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.331            1.401            121,821

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.336            1.412            254,579

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.271            1.353             63,505

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.492            1.641            503,697

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.312             72,557

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.130            1.192                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.270            1.329            330,209

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.076            556,202

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.070             30,882

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.359            1.340            168,317

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.281            1.269              9,703

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.262            1.393            611,218

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.218            662,239

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.460            1.567            132,280

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.092            1.147              8,605

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.160          1,268,342

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.027          1,422,559

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.885            0.862            388,262

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.110            1.151            186,368

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.995            1.016            684,798
                                                     2006        1.000            0.995            884,269

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.212            1.227            360,693

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.428            1.462          1,798,073

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059              5,308

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.041            215,648

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.047             93,358

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053             83,637

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058            123,201

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.311            1.399          3,994,432

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.049          1,352,414

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067             76,994

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.084            1.150                753

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.035            1.069                 --

Money Market Portfolio
  Money Market Subaccount (3/02)...................  2006        0.987            0.995                 --
                                                     2005        0.977            0.987            697,307
                                                     2004        0.986            0.977            810,036
                                                     2003        0.996            0.986            146,533
                                                     2002        1.000            0.996            503,034

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04)...................................  2006        1.111            1.329                 --
                                                     2005        1.071            1.111              4,459
                                                     2004        1.000            1.071              4,344

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.119            1.107          3,283,429
                                                     2005        1.117            1.119          2,555,183
                                                     2004        1.045            1.117            974,468
                                                     2003        1.000            1.045            233,173

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)....................................  2006        1.146            1.169          9,603,831
                                                     2005        1.140            1.146         12,289,203
                                                     2004        1.107            1.140         11,093,565
                                                     2003        1.074            1.107         10,441,947
                                                     2002        1.003            1.074          3,411,930
                                                     2001        1.000            1.003                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)...........................................  2006        1.228            1.339             27,572
                                                     2005        1.167            1.228             33,342
                                                     2004        1.105            1.167            111,087
                                                     2003        0.853            1.105            111,092
                                                     2002        1.233            0.853             39,946
                                                     2001        1.000            1.233                 --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).......................................  2006        1.458            1.828            136,687
                                                     2005        1.323            1.458            188,294
                                                     2004        1.160            1.323            191,672
                                                     2003        0.919            1.160            186,378
                                                     2002        1.138            0.919             63,610
                                                     2001        1.000            1.138                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02)...........................................  2006        1.874            2.157            367,368
                                                     2005        1.783            1.874            418,626
                                                     2004        1.439            1.783            396,956
                                                     2003        0.980            1.439            376,864
                                                     2002        1.221            0.980            182,271
                                                     2001        1.000            1.221                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02)...........................................  2006        1.277            1.359                 --
                                                     2005        1.196            1.277            190,318
                                                     2004        1.144            1.196            375,673
                                                     2003        0.901            1.144            277,176
                                                     2002        1.206            0.901             89,349
                                                     2001        1.000            1.206                 --

  Travelers Convertible Securities Subaccount
  (3/02)...........................................  2006        1.193            1.270                 --
                                                     2005        1.211            1.193            874,457
                                                     2004        1.160            1.211          1,867,255
                                                     2003        0.936            1.160          1,506,911
                                                     2002        1.000            0.936             71,159

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)...........................................  2006        1.314            1.434                 --
                                                     2005        1.191            1.314            145,447
                                                     2004        1.042            1.191            154,508
                                                     2003        0.793            1.042             85,024
                                                     2002        1.000            0.793             12,568

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (5/02)........  2006        1.360            1.428                 --
                                                     2005        1.326            1.360          2,433,988
                                                     2004        1.229            1.326          2,231,165
                                                     2003        0.955            1.229          1,497,940
                                                     2002        1.130            0.955            132,792
                                                     2001        1.000            1.130                 --

  Travelers Federated High Yield Subaccount
  (3/02)...........................................  2006        1.300            1.331                 --
                                                     2005        1.291            1.300            144,173
                                                     2004        1.191            1.291            148,509
                                                     2003        0.991            1.191            117,943
                                                     2002        1.000            0.991             35,619

  Travelers Federated Stock Subaccount (3/02)......  2006        1.100            1.138                 --
                                                     2005        1.064            1.100            143,924
                                                     2004        0.980            1.064            186,769
                                                     2003        0.782            0.980            159,882
                                                     2002        1.000            0.782             39,368

  Travelers Large Cap Subaccount (6/02)............  2006        1.177            1.212                 --
                                                     2005        1.103            1.177            305,074
                                                     2004        1.055            1.103            587,004
                                                     2003        0.862            1.055            525,495
                                                     2002        1.138            0.862             71,115
                                                     2001        1.000            1.138                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.108            1.177                 --
                                                     2005        1.000            1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.019            1.022                 --
                                                     2005        1.007            1.019             25,289

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.053            1.090                 --
                                                     2005        1.008            1.053             49,057

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.086            1.132                 --
                                                     2005        1.000            1.086             44,275

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.030            1.049                 --
                                                     2005        1.000            1.030              4,434

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (8/02)...........................................  2006        1.259            1.336                 --
                                                     2005        1.145            1.259            382,840
                                                     2004        1.006            1.145            528,392
                                                     2003        0.846            1.006            438,531
                                                     2002        1.151            0.846             27,272
                                                     2001        1.000            1.151                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        0.837            0.885                 --
                                                     2005        0.827            0.837            363,071
                                                     2004        0.738            0.827            197,288
                                                     2003        0.549            0.738             79,566
                                                     2002        1.000            0.549              6,056

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.271            1.311                 --
                                                     2005        1.258            1.271          5,187,440
                                                     2004        1.150            1.258          4,470,787
                                                     2003        1.005            1.150          3,403,681
                                                     2002        1.081            1.005            458,806
                                                     2001        1.000            1.081                 --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.169            1.262                 --
                                                     2005        1.119            1.169            425,726
                                                     2004        1.000            1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.300            1.492                 --
                                                     2005        1.209            1.300            476,199
                                                     2004        1.064            1.209            377,856
                                                     2003        0.843            1.064             45,040
                                                     2002        1.000            0.843              7,884

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.377            1.460                 --
                                                     2005        1.324            1.377            109,545
                                                     2004        1.213            1.324             68,258
                                                     2003        1.000            1.213             14,955

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.038            1.092                 --
                                                     2005        1.036            1.038              2,664

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.122                 --
                                                     2005        1.092            1.112          1,908,893
                                                     2004        1.000            1.092            828,053

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Quality Bond Subaccount (3/02).........  2006        1.121            1.110                 --
                                                     2005        1.124            1.121            368,729
                                                     2004        1.108            1.124            426,060
                                                     2003        1.055            1.108            631,330
                                                     2002        1.000            1.055            157,635

  Travelers Strategic Equity Subaccount (4/02).....  2006        1.056            1.101                 --
                                                     2005        1.054            1.056            229,625
                                                     2004        0.974            1.054            192,976
                                                     2003        0.749            0.974            137,627
                                                     2002        1.148            0.749             83,170
                                                     2001        1.000            1.148                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.113            1.281                 --
                                                     2005        1.027            1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.109            1.271                 --
                                                     2005        1.000            1.109             15,029

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.075            1.035                 --
                                                     2005        1.049            1.075                 --
                                                     2004        1.000            1.049                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02)...........................................  2006        1.158            1.319            230,533
                                                     2005        1.133            1.158            455,555
                                                     2004        0.983            1.133            360,935
                                                     2003        0.766            0.983            472,048
                                                     2002        1.000            0.766            182,669

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)...........................................  2006        0.963            1.010                 --
                                                     2005        0.909            0.963                 --
                                                     2004        0.893            0.909              2,000
                                                     2003        0.723            0.893              2,000
                                                     2002        1.000            0.723              2,000

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/02)...........................................  2006        1.412            1.545            326,686
                                                     2005        1.233            1.412            507,515
                                                     2004        1.091            1.233            413,003
                                                     2003        0.867            1.091            328,539
                                                     2002        1.000            0.867            101,822

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02).........................  2006        1.247            1.393             19,110
                                                     2005        1.053            1.247             26,031
                                                     2004        1.059            1.053             29,168
                                                     2003        0.863            1.059             13,751
                                                     2002        1.000            0.863              1,000

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.643            1.813          1,974,513
                                                     2005        1.418            1.643          1,993,749
                                                     2004        1.159            1.418          1,597,208
                                                     2003        0.854            1.159          1,203,368
                                                     2002        1.000            0.854            289,347






                         SEPARATE ACCOUNT CHARGES 2.55%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/02)..........................................  2006        1.080            1.131               --
                                                     2005        1.049            1.080               --
                                                     2004        1.000            1.049               --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/02).................................  2006        1.184            1.146               --
                                                     2005        1.057            1.184               --
                                                     2004        1.000            1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.237            1.452           14,393
                                                     2005        1.112            1.237           13,476
                                                     2004        1.000            1.112               --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.229            1.320          389,169
                                                     2005        1.085            1.229          299,256
                                                     2004        1.000            1.085           33,273

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.097            1.233          386,348
                                                     2005        1.064            1.097          325,048
                                                     2004        1.000            1.064               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.346            1.328               --
                                                     2005        1.168            1.346               --
                                                     2004        1.000            1.168               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02)...........................................  2006        1.603            2.071               --
                                                     2005        1.285            1.603               --
                                                     2004        1.000            1.285               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.344            1.738               --
                                                     2005        1.286            1.344           13,433
                                                     2004        1.000            1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02)...................................  2006        1.039            1.180               --
                                                     2005        1.021            1.039               --
                                                     2004        1.000            1.021               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (3/02)..........................  2006        1.127            1.140               --
                                                     2005        1.092            1.127               --
                                                     2004        1.000            1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.198            1.299               --
                                                     2005        1.116            1.198            1,287
                                                     2004        1.000            1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.200            1.334               --
                                                     2005        1.118            1.200           89,941
                                                     2004        1.000            1.118               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.184            1.367               --
                                                     2005        1.099            1.184           50,654
                                                     2004        1.000            1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.566            1.955               --
                                                     2005        1.260            1.566               --
                                                     2004        1.000            1.260               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.240            1.468           43,616
                                                     2005        1.155            1.240           30,423
                                                     2004        1.000            1.155               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/02).................................  2006        1.187            1.409               --
                                                     2005        1.118            1.187           83,827
                                                     2004        1.000            1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.061            1.082               --
                                                     2005        1.075            1.061            7,106
                                                     2004        1.000            1.075               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)...........................................  2006        1.120            1.153               --
                                                     2005        1.067            1.120               --
                                                     2004        1.000            1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)..........................  2006        1.136            1.178               --
                                                     2005        1.038            1.136               --
                                                     2004        1.000            1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)...................................  2006        1.143            1.202               --
                                                     2005        1.051            1.143               --
                                                     2004        1.000            1.051               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02)...................................  2006        1.117            1.285               --
                                                     2005        1.086            1.117               --
                                                     2004        1.000            1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.140            1.269               --
                                                     2005        1.125            1.140            3,786
                                                     2004        1.000            1.125               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (12/01)......  2006        1.071            1.233               --
                                                     2005        1.056            1.071               --
                                                     2004        1.000            1.056               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (2/02).....  2006        1.120            1.291           15,002
                                                     2005        1.078            1.120           15,002
                                                     2004        1.000            1.078               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02)...........................................  2006        1.015            1.031               --
                                                     2005        0.990            1.015               --
                                                     2004        1.000            0.990               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.191            1.309               --
                                                     2005        1.165            1.191               --
                                                     2004        1.000            1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00)...........................................  2006        1.128            1.222           28,805
                                                     2005        1.053            1.128           29,935
                                                     2004        1.000            1.053               --

  LMPVPII Equity Index Subaccount (Class II)
  (6/02)...........................................  2006        1.086            1.219               --
                                                     2005        1.069            1.086               --
                                                     2004        1.000            1.069               --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00)...........................................  2006        1.075            1.178               --
                                                     2005        1.064            1.075               --
                                                     2004        1.000            1.064               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.995            1.009              728
                                                     2005        0.997            0.995              731
                                                     2004        1.000            0.997               --

  LMPVPIII Social Awareness Stock Subaccount
  (5/04)...........................................  2006        1.093            1.148               --
                                                     2005        1.074            1.093               --
                                                     2004        1.000            1.074               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.106            1.264           21,522
                                                     2005        1.098            1.106           21,268
                                                     2004        1.000            1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.223            1.338           89,182
                                                     2005        1.159            1.223           84,335
                                                     2004        1.000            1.159               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.084            1.115               --
                                                     2005        1.070            1.084               --
                                                     2004        1.000            1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.334            1.262               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.101            1.153               --

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.298            1.366               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.263            1.337              725

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.398            1.531               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.328            1.353               --

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.115            1.171               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.082            1.127               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.071           44,716

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.065               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.185            1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.272            1.255               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.258            1.381           19,879

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.212           15,382

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.193            1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.085            1.134               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.022          239,180

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.136            1.102               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.009            1.041               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        1.002            1.018           92,708
                                                     2006        1.000            1.002           67,116

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.140            1.148            3,342

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.174            1.197            5,624

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.043               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.053               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.131            1.201          194,812

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.044          115,370

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.082            1.142            7,751

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.047            1.077               --

Money Market Portfolio
  Money Market Subaccount (3/02)...................  2006        0.996            1.002               --
                                                     2005        0.993            0.996           39,858
                                                     2004        1.000            0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)...................................  2006        1.094            1.302               --
                                                     2005        1.062            1.094               --
                                                     2004        1.000            1.062               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.061            1.042          284,449
                                                     2005        1.066            1.061          234,345
                                                     2004        1.000            1.066               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (2/02)....................................  2006        1.042            1.055          374,477
                                                     2005        1.043            1.042          357,636
                                                     2004        1.000            1.043           56,684

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)...........................................  2006        1.114            1.206               --
                                                     2005        1.066            1.114               --
                                                     2004        1.000            1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/02).......................................  2006        1.266            1.577               --
                                                     2005        1.158            1.266               --
                                                     2004        1.000            1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/02)...........................................  2006        1.243            1.422            2,758
                                                     2005        1.192            1.243            2,876
                                                     2004        1.000            1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/02)...........................................  2006        1.117            1.185               --
                                                     2005        1.053            1.117               --
                                                     2004        1.000            1.053               --

  Travelers Convertible Securities Subaccount
  (3/02)...........................................  2006        1.019            1.082               --
                                                     2005        1.041            1.019               --
                                                     2004        1.000            1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)...........................................  2006        1.225            1.334               --
                                                     2005        1.118            1.225               --
                                                     2004        1.000            1.118               --

  Travelers Equity Income Subaccount (5/02)........  2006        1.121            1.174               --
                                                     2005        1.101            1.121           18,454
                                                     2004        1.000            1.101               --

  Travelers Federated High Yield Subaccount
  (3/02)...........................................  2006        1.077            1.101               --
                                                     2005        1.077            1.077               --
                                                     2004        1.000            1.077               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Federated Stock Subaccount (3/02)......  2006        1.107            1.143               --
                                                     2005        1.078            1.107               --
                                                     2004        1.000            1.078               --

  Travelers Large Cap Subaccount (6/02)............  2006        1.110            1.140               --
                                                     2005        1.047            1.110               --
                                                     2004        1.000            1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.103            1.169               --
                                                     2005        1.000            1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.015            1.015               --
                                                     2005        1.006            1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.049            1.083               --
                                                     2005        1.007            1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.081            1.124               --
                                                     2005        1.000            1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.026            1.043               --
                                                     2005        1.000            1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (8/02)...........................................  2006        1.227            1.298               --
                                                     2005        1.123            1.227               --
                                                     2004        1.000            1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        1.077            1.136               --
                                                     2005        1.072            1.077               --
                                                     2004        1.000            1.072               --

  Travelers MFS(R) Total Return Subaccount (2/02)..  2006        1.099            1.131               --
                                                     2005        1.095            1.099          186,486
                                                     2004        1.000            1.095               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.168            1.258               --
                                                     2005        1.125            1.168           27,601
                                                     2004        1.000            1.125               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.221            1.398               --
                                                     2005        1.144            1.221               --
                                                     2004        1.000            1.144               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.128            1.193               --
                                                     2005        1.092            1.128               --
                                                     2004        1.000            1.092               --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.034            1.085               --
                                                     2005        1.035            1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.122               --
                                                     2005        1.103            1.114          159,981
                                                     2004        1.000            1.103               --

  Travelers Quality Bond Subaccount (3/02).........  2006        1.021            1.009               --
                                                     2005        1.031            1.021               --
                                                     2004        1.000            1.031               --

  Travelers Strategic Equity Subaccount (4/02).....  2006        1.091            1.135               --
                                                     2005        1.097            1.091            2,635
                                                     2004        1.000            1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.109            1.272               --
                                                     2005        1.026            1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.104            1.263               --
                                                     2005        1.000            1.104              728

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.090            1.047               --
                                                     2005        1.071            1.090               --
                                                     2004        1.000            1.071               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02)...........................................  2006        1.147            1.297               --
                                                     2005        1.130            1.147               --
                                                     2004        1.000            1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)...........................................  2006        1.090            1.135               --
                                                     2005        1.036            1.090               --
                                                     2004        1.000            1.036               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/02)...........................................  2006        1.258            1.366           88,123
                                                     2005        1.106            1.258           85,343
                                                     2004        1.000            1.106               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02).........................  2006        1.222            1.356               --
                                                     2005        1.039            1.222               --
                                                     2004        1.000            1.039               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.410            1.546          118,656
                                                     2005        1.226            1.410          117,119
                                                     2004        1.000            1.226               --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.078            204,822

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)..........................................  2006        1.034            1.085                 --
                                                     2005        0.997            1.034            306,578
                                                     2004        0.960            0.997            445,049
                                                     2003        0.782            0.960            443,311
                                                     2002        1.142            0.782            326,594
                                                     2001        1.000            1.142             72,644

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)................................  2006        1.166            1.138                 --
                                                     2005        1.034            1.166            244,221
                                                     2004        0.973            1.034            458,633
                                                     2003        0.803            0.973            483,364
                                                     2002        1.183            0.803            440,010
                                                     2001        1.000            1.183             25,673

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.649            1.950          1,779,732
                                                     2005        1.473            1.649          1,914,049
                                                     2004        1.322            1.473          1,965,953
                                                     2003        0.995            1.322          1,577,762
                                                     2002        1.188            0.995            579,448
                                                     2001        1.000            1.188             53,009

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.553            1.681          6,204,083
                                                     2005        1.362            1.553          6,908,813
                                                     2004        1.233            1.362          7,498,271
                                                     2003        0.918            1.233          6,289,036
                                                     2002        1.238            0.918          2,672,503
                                                     2001        1.000            1.238            328,550

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.341            1.517          5,744,650
                                                     2005        1.291            1.341          6,617,005
                                                     2004        1.191            1.291          7,869,519
                                                     2003        0.916            1.191          6,886,746
                                                     2002        1.143            0.916          3,517,428
                                                     2001        1.000            1.143            483,056

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.297            1.282                 --
                                                     2005        1.117            1.297            200,941
                                                     2004        0.952            1.117            274,552
                                                     2003        0.777            0.952            276,632
                                                     2002        1.000            0.777            223,435

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02)...........................................  2006        1.730            2.251             41,038
                                                     2005        1.377            1.730             49,971
                                                     2004        1.123            1.377            102,493
                                                     2003        0.801            1.123            107,770
                                                     2002        1.000            0.801             50,280

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.703            2.217                 --
                                                     2005        1.618            1.703            399,140
                                                     2004        1.255            1.618            534,356
                                                     2003        0.953            1.255            420,706
                                                     2002        1.000            0.953            169,208

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02)...................................  2006        1.005            1.149            107,652
                                                     2005        0.981            1.005            113,162
                                                     2004        0.951            0.981            113,107
                                                     2003        0.799            0.951            229,583
                                                     2002        1.000            0.799            136,153

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (6/02)..........................  2006        1.104            1.124            480,027
                                                     2005        1.063            1.104            610,789
                                                     2004        0.972            1.063            811,595
                                                     2003        0.752            0.972            795,333
                                                     2002        1.000            0.752            429,565

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.415                 --
                                                     2005        1.204            1.302             60,422
                                                     2004        1.074            1.204             34,482
                                                     2003        1.000            1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.299            1.447                 --
                                                     2005        1.202            1.299            117,915
                                                     2004        1.067            1.202             26,373
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.242            1.443                 --
                                                     2005        1.144            1.242          1,734,260
                                                     2004        1.035            1.144          1,999,529
                                                     2003        0.842            1.035          1,608,369
                                                     2002        1.000            0.842            719,789

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.211            2.780            643,439
                                                     2005        1.767            2.211            838,387
                                                     2004        1.444            1.767            538,483
                                                     2003        1.000            1.444             73,437

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.481            1.766          1,658,197
                                                     2005        1.369            1.481          2,258,919
                                                     2004        1.177            1.369          1,963,706
                                                     2003        0.907            1.177          1,293,188
                                                     2002        1.134            0.907            589,742
                                                     2001        1.000            1.134             29,133

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.246            1.490                 --
                                                     2005        1.166            1.246            439,470
                                                     2004        1.024            1.166            662,918
                                                     2003        0.789            1.024            314,762
                                                     2002        1.000            0.789            130,925

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.061            1.084                 --
                                                     2005        1.067            1.061             55,179
                                                     2004        0.989            1.067                 --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02)...........................................  2006        1.144            1.181                 --
                                                     2005        1.082            1.144            224,786
                                                     2004        1.018            1.082            232,165
                                                     2003        0.912            1.018            226,801
                                                     2002        1.000            0.912            192,627

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)..........................  2006        1.125            1.174             10,923
                                                     2005        1.020            1.125             12,895
                                                     2004        0.910            1.020             13,043
                                                     2003        0.734            0.910             12,999
                                                     2002        1.000            0.734              2,339

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02)...................................  2006        0.970            1.026             14,621
                                                     2005        0.885            0.970             17,017
                                                     2004        0.897            0.885            107,994
                                                     2003        0.624            0.897            111,827
                                                     2002        1.000            0.624              9,994

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02)...................................  2006        0.955            1.105             16,772
                                                     2005        0.921            0.955             37,932
                                                     2004        0.898            0.921             70,179
                                                     2003        0.739            0.898             71,689
                                                     2002        1.000            0.739            102,057

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.534            1.717                 --
                                                     2005        1.502            1.534            237,592
                                                     2004        1.332            1.502            247,135
                                                     2003        1.000            1.332             80,414

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)......  2006        1.229            1.426          1,799,672
                                                     2005        1.204            1.229          2,575,093
                                                     2004        1.132            1.204          3,132,904
                                                     2003        0.829            1.132          2,830,329
                                                     2002        1.127            0.829          1,972,141
                                                     2001        1.000            1.127            277,708

  LMPVPI Investors Subaccount (Class I) (10/01)....  2006        1.261            1.463            702,579
                                                     2005        1.205            1.261          1,173,271
                                                     2004        1.112            1.205          1,380,340
                                                     2003        0.856            1.112            997,741
                                                     2002        1.134            0.856            806,373
                                                     2001        1.000            1.134             76,156

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02)...........................................  2006        1.154            1.180            109,686
                                                     2005        1.117            1.154            153,668
                                                     2004        1.132            1.117            294,225
                                                     2003        0.798            1.132             90,125
                                                     2002        1.000            0.798             14,568

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)..........................................  2006        1.369            1.515            502,492
                                                     2005        1.329            1.369            983,324
                                                     2004        1.176            1.329          1,076,083
                                                     2003        0.805            1.176          1,094,670
                                                     2002        1.255            0.805            354,038
                                                     2001        1.000            1.255              3,283

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00)...........................................  2006        1.200            1.309             55,251
                                                     2005        1.113            1.200             56,448
                                                     2004        1.039            1.113             65,449
                                                     2003        0.755            1.039             48,254
                                                     2002        1.000            0.755              2,659

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)..........................................  2006        1.208            1.365          1,061,629
                                                     2005        1.180            1.208          1,239,450
                                                     2004        1.091            1.180          2,117,905
                                                     2003        0.870            1.091          2,036,010
                                                     2002        1.141            0.870            903,725
                                                     2001        1.000            1.141             46,322

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Growth and Income Subaccount (Class I)
  (9/02)...........................................  2006        1.103            1.218             13,761
                                                     2005        1.085            1.103             17,623
                                                     2004        1.019            1.085             19,509
                                                     2003        0.798            1.019             31,671
                                                     2002        1.000            0.798             16,195

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.996            1.018            273,132
                                                     2005        0.991            0.996            453,573
                                                     2004        0.998            0.991            429,944
                                                     2003        1.000            0.998            109,660

  LMPVPIII Social Awareness Stock Subaccount
  (3/05)...........................................  2006        1.107            1.170                 --
                                                     2005        1.080            1.107                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.391            1.601            353,400
                                                     2005        1.372            1.391            395,149
                                                     2004        1.241            1.372            374,495
                                                     2003        1.000            1.241            244,664

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.625            1.790            540,138
                                                     2005        1.529            1.625            961,887
                                                     2004        1.256            1.529            710,264
                                                     2003        1.000            1.256            316,447

Managed Assets Trust
  Managed Assets Trust (9/04)......................  2006        1.096            1.130                 --
                                                     2005        1.075            1.096                 --
                                                     2004        1.015            1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.434            1.363            231,949

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.331            1.401            218,415

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.336            1.412            178,351

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.271            1.353                 --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.492            1.641            427,771

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.312             98,813

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.130            1.192                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.270            1.329            243,952

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.076            537,046

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.070              9,137

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.359            1.340            369,237

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.281            1.269              1,699

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.262            1.393            113,433

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.218            687,855

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.460            1.567             13,451

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.092            1.147                168

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.160            939,707

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.027            536,318

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.885            0.862            762,364

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.995            1.016            129,414
                                                     2006        1.000            0.995            152,587

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.212            1.227          1,173,634

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.428            1.462          1,625,768

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059             76,739

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.041            129,591

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.047              3,377

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053             54,976

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058          3,744,117

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.311            1.399          6,782,019

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.049            703,434

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067            298,379

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.084            1.150             55,171

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.035            1.069              5,154

Money Market Portfolio
  Money Market Subaccount (5/02)...................  2006        0.987            0.995                 --
                                                     2005        0.977            0.987            150,830
                                                     2004        0.986            0.977            673,304
                                                     2003        0.996            0.986            855,860
                                                     2002        1.000            0.996            802,446

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04)...................................  2006        1.111            1.329                 --
                                                     2005        1.071            1.111                 --
                                                     2004        0.987            1.071                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.119            1.107          1,144,215
                                                     2005        1.117            1.119          1,495,964
                                                     2004        1.045            1.117          2,231,285
                                                     2003        1.000            1.045          1,039,141

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)...................................  2006        1.146            1.169          7,635,347
                                                     2005        1.140            1.146         10,573,072
                                                     2004        1.107            1.140         14,158,270
                                                     2003        1.074            1.107         14,489,686
                                                     2002        1.003            1.074          8,698,076
                                                     2001        1.000            1.003            284,980

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)..........................................  2006        1.228            1.339             58,001
                                                     2005        1.167            1.228             84,952
                                                     2004        1.105            1.167            165,358
                                                     2003        0.853            1.105            176,949
                                                     2002        1.233            0.853            126,575
                                                     2001        1.000            1.233             19,152

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)......................................  2006        1.458            1.828            502,241
                                                     2005        1.323            1.458            375,153
                                                     2004        1.160            1.323            516,700
                                                     2003        0.919            1.160            603,425
                                                     2002        1.138            0.919            285,369
                                                     2001        1.000            1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)..........................................  2006        1.874            2.157            619,859
                                                     2005        1.783            1.874            844,247
                                                     2004        1.439            1.783          1,134,138
                                                     2003        0.980            1.439          1,081,087
                                                     2002        1.221            0.980            712,422
                                                     2001        1.000            1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)..........................................  2006        1.277            1.359                 --
                                                     2005        1.196            1.277            434,982
                                                     2004        1.144            1.196            595,498
                                                     2003        0.901            1.144            327,479
                                                     2002        1.206            0.901             82,566
                                                     2001        1.000            1.206              3,553

  Travelers Convertible Securities Subaccount
  (6/02)...........................................  2006        1.193            1.270                 --
                                                     2005        1.211            1.193            311,252
                                                     2004        1.160            1.211          2,407,328
                                                     2003        0.936            1.160            639,427
                                                     2002        1.000            0.936            170,593

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02)...........................................  2006        1.314            1.434                 --
                                                     2005        1.191            1.314            256,661
                                                     2004        1.042            1.191            266,416
                                                     2003        0.793            1.042            313,401
                                                     2002        1.000            0.793             58,105

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (11/01).......  2006        1.360            1.428                 --
                                                     2005        1.326            1.360          2,251,835
                                                     2004        1.229            1.326          2,433,328
                                                     2003        0.955            1.229          1,969,032
                                                     2002        1.130            0.955            718,818
                                                     2001        1.000            1.130             27,813

  Travelers Federated High Yield Subaccount
  (8/02)...........................................  2006        1.300            1.331                 --
                                                     2005        1.291            1.300            745,362
                                                     2004        1.191            1.291            991,656
                                                     2003        0.991            1.191            960,744
                                                     2002        1.000            0.991             93,591

  Travelers Federated Stock Subaccount (9/02)......  2006        1.100            1.138                 --
                                                     2005        1.064            1.100             77,154
                                                     2004        0.980            1.064             79,394
                                                     2003        0.782            0.980             84,271
                                                     2002        1.000            0.782             17,425

  Travelers Large Cap Subaccount (10/01)...........  2006        1.177            1.212                 --
                                                     2005        1.103            1.177          1,103,383
                                                     2004        1.055            1.103            915,748
                                                     2003        0.862            1.055            794,841
                                                     2002        1.138            0.862            226,191
                                                     2001        1.000            1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.108            1.177                 --
                                                     2005        1.045            1.108                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.019            1.022                 --
                                                     2005        1.000            1.019             86,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.053            1.090                 --
                                                     2005        1.000            1.053             78,054

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.086            1.132                 --
                                                     2005        1.017            1.086          3,561,326

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.030            1.049                 --
                                                     2005        1.011            1.030                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (12/01)..........................................  2006        1.259            1.336                 --
                                                     2005        1.145            1.259            194,233
                                                     2004        1.006            1.145            273,915
                                                     2003        0.846            1.006            172,694
                                                     2002        1.151            0.846            159,360
                                                     2001        1.000            1.151                614

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        0.837            0.885                 --
                                                     2005        0.827            0.837          1,016,433
                                                     2004        0.738            0.827            768,481
                                                     2003        0.549            0.738            783,843
                                                     2002        1.000            0.549            222,429

  Travelers MFS(R) Total Return Subaccount
  (10/01)..........................................  2006        1.271            1.311                 --
                                                     2005        1.258            1.271          9,648,193
                                                     2004        1.150            1.258         10,625,367
                                                     2003        1.005            1.150          9,375,765
                                                     2002        1.081            1.005          4,154,038
                                                     2001        1.000            1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.169            1.262                 --
                                                     2005        1.119            1.169            108,277
                                                     2004        0.972            1.119                 --

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.300            1.492                 --
                                                     2005        1.209            1.300            424,780
                                                     2004        1.064            1.209            404,686
                                                     2003        0.843            1.064            261,140
                                                     2002        1.000            0.843             35,971

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.377            1.460                 --
                                                     2005        1.324            1.377             25,462
                                                     2004        1.213            1.324             30,145
                                                     2003        1.000            1.213             22,941

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.038            1.092                 --
                                                     2005        1.000            1.038                209

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.122                 --
                                                     2005        1.092            1.112            176,162
                                                     2004        0.983            1.092              7,354

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Quality Bond Subaccount (6/02).........  2006        1.121            1.110                 --
                                                     2005        1.124            1.121            760,051
                                                     2004        1.108            1.124          1,333,327
                                                     2003        1.055            1.108          1,212,574
                                                     2002        1.000            1.055            544,484

  Travelers Strategic Equity Subaccount (11/01)....  2006        1.056            1.101                 --
                                                     2005        1.054            1.056            738,970
                                                     2004        0.974            1.054            840,779
                                                     2003        0.749            0.974            875,861
                                                     2002        1.148            0.749            654,693
                                                     2001        1.000            1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.113            1.281                 --
                                                     2005        1.000            1.113                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.109            1.271                 --
                                                     2005        1.005            1.109                 --

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.075            1.035                 --
                                                     2005        1.049            1.075              4,894
                                                     2004        0.984            1.049                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02)...........................................  2006        1.158            1.319            675,931
                                                     2005        1.133            1.158            784,448
                                                     2004        0.983            1.133          1,107,608
                                                     2003        0.766            0.983          1,094,511
                                                     2002        1.000            0.766            665,542

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02)...........................................  2006        0.963            1.010             53,468
                                                     2005        0.909            0.963             66,019
                                                     2004        0.893            0.909             66,034
                                                     2003        0.723            0.893             71,388
                                                     2002        1.000            0.723             78,186

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02)...........................................  2006        1.412            1.545            486,927
                                                     2005        1.233            1.412            537,353
                                                     2004        1.091            1.233            796,095
                                                     2003        0.867            1.091            530,106
                                                     2002        1.000            0.867            290,464

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02).........................  2006        1.247            1.393            171,791
                                                     2005        1.053            1.247            173,750
                                                     2004        1.059            1.053            191,175
                                                     2003        0.863            1.059            189,423
                                                     2002        1.000            0.863            163,295

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.643            1.813          1,263,253
                                                     2005        1.418            1.643          1,771,018
                                                     2004        1.159            1.418          1,933,959
                                                     2003        0.854            1.159          1,521,044
                                                     2002        1.000            0.854            558,775






                         SEPARATE ACCOUNT CHARGES 2.55%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)..........................................  2006        1.080            1.131               --
                                                     2005        1.049            1.080               --
                                                     2004        1.000            1.049               --

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)................................  2006        1.184            1.146               --
                                                     2005        1.057            1.184               --
                                                     2004        1.000            1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.237            1.452           13,901
                                                     2005        1.112            1.237               --
                                                     2004        1.000            1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.229            1.320          110,364
                                                     2005        1.085            1.229          111,863
                                                     2004        1.000            1.085              758

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.097            1.233           44,828
                                                     2005        1.064            1.097           20,129
                                                     2004        1.000            1.064              766

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.346            1.328               --
                                                     2005        1.168            1.346               --
                                                     2004        1.000            1.168               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02)...........................................  2006        1.603            2.071               --
                                                     2005        1.285            1.603               --
                                                     2004        1.000            1.285               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.344            1.738               --
                                                     2005        1.286            1.344               --
                                                     2004        1.000            1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02)...................................  2006        1.039            1.180               --
                                                     2005        1.021            1.039               --
                                                     2004        1.000            1.021               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (6/02)..........................  2006        1.127            1.140           10,895
                                                     2005        1.092            1.127            6,832
                                                     2004        1.000            1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.198            1.299               --
                                                     2005        1.116            1.198               --
                                                     2004        1.000            1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.200            1.334               --
                                                     2005        1.118            1.200            7,071
                                                     2004        1.000            1.118              740

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.184            1.367               --
                                                     2005        1.099            1.184           12,050
                                                     2004        1.000            1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.566            1.955            9,036
                                                     2005        1.260            1.566           10,108
                                                     2004        1.000            1.260           11,772

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.240            1.468           98,345
                                                     2005        1.155            1.240          106,151
                                                     2004        1.000            1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.187            1.409               --
                                                     2005        1.118            1.187           59,083
                                                     2004        1.000            1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.061            1.082               --
                                                     2005        1.075            1.061              257
                                                     2004        1.000            1.075              246

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02)...........................................  2006        1.120            1.153               --
                                                     2005        1.067            1.120               --
                                                     2004        1.000            1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)..........................  2006        1.136            1.178               --
                                                     2005        1.038            1.136               --
                                                     2004        1.000            1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02)...................................  2006        1.143            1.202               --
                                                     2005        1.051            1.143               --
                                                     2004        1.000            1.051               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02)...................................  2006        1.117            1.285               --
                                                     2005        1.086            1.117               --
                                                     2004        1.000            1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.140            1.269               --
                                                     2005        1.125            1.140           85,885
                                                     2004        1.000            1.125           64,090

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)......  2006        1.071            1.233               --
                                                     2005        1.056            1.071               --
                                                     2004        1.000            1.056               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (10/01)....  2006        1.120            1.291               --
                                                     2005        1.078            1.120               --
                                                     2004        1.000            1.078               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02)...........................................  2006        1.015            1.031               --
                                                     2005        0.990            1.015               --
                                                     2004        1.000            0.990               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)..........................................  2006        1.191            1.309               --
                                                     2005        1.165            1.191               --
                                                     2004        1.000            1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00)...........................................  2006        1.128            1.222               --
                                                     2005        1.053            1.128               --
                                                     2004        1.000            1.053               --

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)..........................................  2006        1.086            1.219               --
                                                     2005        1.069            1.086               --
                                                     2004        1.000            1.069               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02)...........................................  2006        1.075            1.178               --
                                                     2005        1.064            1.075               --
                                                     2004        1.000            1.064               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.995            1.009               --
                                                     2005        0.997            0.995               --
                                                     2004        1.000            0.997               --

  LMPVPIII Social Awareness Stock Subaccount
  (3/05)...........................................  2006        1.093            1.148               --
                                                     2005        1.023            1.093               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.106            1.264               --
                                                     2005        1.098            1.106            7,639
                                                     2004        1.000            1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.223            1.338           76,096
                                                     2005        1.159            1.223           77,371
                                                     2004        1.000            1.159           63,332

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Managed Assets Trust
  Managed Assets Trust (9/04)......................  2006        1.084            1.115               --
                                                     2005        1.070            1.084               --
                                                     2004        1.013            1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.334            1.262               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.101            1.153               --

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.298            1.366           64,367

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.263            1.337               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.398            1.531               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.328            1.353               --

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.115            1.171               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.082            1.127               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.071               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.065               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.185            1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.272            1.255               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.258            1.381           57,453

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.212               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.193            1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.085            1.134               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.155               --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.022          116,093

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.136            1.102               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        1.002            1.018          158,944
                                                     2006        1.000            1.002               --

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.140            1.148               --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.174            1.197               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.043               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.053          224,275

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.131            1.201           48,342

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.044           36,993

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.082            1.142              272

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.047            1.077              282

Money Market Portfolio
  Money Market Subaccount (5/02)...................  2006        0.996            1.002               --
                                                     2005        0.993            0.996               --
                                                     2004        1.000            0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04)...................................  2006        1.094            1.302               --
                                                     2005        1.062            1.094               --
                                                     2004        0.981            1.062               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.061            1.042           69,629
                                                     2005        1.066            1.061           64,499
                                                     2004        1.000            1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)...................................  2006        1.042            1.055              288
                                                     2005        1.043            1.042              261
                                                     2004        1.000            1.043              249

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)..........................................  2006        1.114            1.206               --
                                                     2005        1.066            1.114               --
                                                     2004        1.000            1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)......................................  2006        1.266            1.577               --
                                                     2005        1.158            1.266               --
                                                     2004        1.000            1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)..........................................  2006        1.243            1.422           12,587
                                                     2005        1.192            1.243           16,915
                                                     2004        1.000            1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)..........................................  2006        1.117            1.185               --
                                                     2005        1.053            1.117               --
                                                     2004        1.000            1.053               --

  Travelers Convertible Securities Subaccount
  (6/02)...........................................  2006        1.019            1.082               --
                                                     2005        1.041            1.019               --
                                                     2004        1.000            1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02)...........................................  2006        1.225            1.334               --
                                                     2005        1.118            1.225               --
                                                     2004        1.000            1.118               --

  Travelers Equity Income Subaccount (11/01).......  2006        1.121            1.174               --
                                                     2005        1.101            1.121               --
                                                     2004        1.000            1.101               --

  Travelers Federated High Yield Subaccount
  (8/02)...........................................  2006        1.077            1.101               --
                                                     2005        1.077            1.077               --
                                                     2004        1.000            1.077               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Federated Stock Subaccount (9/02)......  2006        1.107            1.143               --
                                                     2005        1.078            1.107               --
                                                     2004        1.000            1.078               --

  Travelers Large Cap Subaccount (10/01)...........  2006        1.110            1.140               --
                                                     2005        1.047            1.110               --
                                                     2004        1.000            1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.103            1.169               --
                                                     2005        1.044            1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.015            1.015               --
                                                     2005        1.000            1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.049            1.083               --
                                                     2005        1.000            1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.081            1.124               --
                                                     2005        1.017            1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.026            1.043               --
                                                     2005        1.010            1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)..........................................  2006        1.227            1.298               --
                                                     2005        1.123            1.227           79,209
                                                     2004        1.000            1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        1.077            1.136               --
                                                     2005        1.072            1.077               --
                                                     2004        1.000            1.072               --

  Travelers MFS(R) Total Return Subaccount
  (10/01)..........................................  2006        1.099            1.131               --
                                                     2005        1.095            1.099           82,443
                                                     2004        1.000            1.095              983

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.168            1.258               --
                                                     2005        1.125            1.168               --
                                                     2004        1.000            1.125               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.221            1.398               --
                                                     2005        1.144            1.221               --
                                                     2004        1.000            1.144               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.128            1.193               --
                                                     2005        1.092            1.128               --
                                                     2004        1.000            1.092               --

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.034            1.085               --
                                                     2005        1.000            1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.122               --
                                                     2005        1.103            1.114               --
                                                     2004        1.000            1.103               --

  Travelers Quality Bond Subaccount (6/02).........  2006        1.021            1.009               --
                                                     2005        1.031            1.021               --
                                                     2004        1.000            1.031               --

  Travelers Strategic Equity Subaccount (11/01)....  2006        1.091            1.135               --
                                                     2005        1.097            1.091               --
                                                     2004        1.000            1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.109            1.272               --
                                                     2005        1.000            1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.104            1.263               --
                                                     2005        1.004            1.104               --

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.090            1.047               --
                                                     2005        1.071            1.090              252
                                                     2004        1.000            1.071              242

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02)...........................................  2006        1.147            1.297           83,915
                                                     2005        1.130            1.147           80,902
                                                     2004        1.000            1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02)...........................................  2006        1.090            1.135               --
                                                     2005        1.036            1.090               --
                                                     2004        1.000            1.036               --

                                 SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02)...........................................  2006        1.258            1.366            9,111
                                                     2005        1.106            1.258           54,738
                                                     2004        1.000            1.106               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02).........................  2006        1.222            1.356               --
                                                     2005        1.039            1.222               --
                                                     2004        1.000            1.039               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.410            1.546           26,678
                                                     2005        1.226            1.410           46,585
                                                     2004        1.000            1.226           19,636






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------





                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each Underlying Fund and, where applicable, the former name and new name of the Trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGES






                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Social          Legg Mason Partners Variable Social Awareness
     Awareness Stock Portfolio                      Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Federated High Yield Portfolio -- Class A    BlackRock High Yield Portfolio -- Class A
  Janus Capital Appreciation                   Janus Forty Portfolio -- Class A
     Portfolio -- Class A
  Mercury Large-Cap Core Portfolio -- Class A  BlackRock Large-Cap Core Portfolio -- Class A





UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap         Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio --  Class I                   Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Portfolio --  Class I                   Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                 INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio --  Class I                   Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Legg Mason Partners Variable Growth and      Legg Mason Partners Variable Appreciation
     Income Portfolio -- Class I                    Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio --  Class I                    Value Portfolio -- Class I
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Equity Index    Legg Mason Partners Variable Equity Index
     Portfolio -- Class II                          Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio                               Portfolio
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio --   Class                    Growth Portfolio -- Class II
  Legg Mason Partners Variable Social          Legg Mason Partners Variable Social Awareness
     Awareness Portfolio                            Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable      Legg Mason Partners Variable Adjustable Rate
     Rate Income Portfolio                          Income Portfolio

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------

METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  Western Asset Management High Yield Bond     BlackRock High Yield Portfolio -- Class A
     Portfolio -- Class A
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A   Lazard Mid-Cap Portfolio -- Class B




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   METROPOLITAN SERIES FUND, INC.
  AIM V.I. Core Equity Fund -- Series I        Capital Guardian U.S. Equity Portfolio --
                                                    Class A
CREDIT SUISSE TRUST                            MET INVESTORS SERIES TRUST
  Credit Suisse Trust Emerging Markets         MFS(R) Emerging Markets Equity Portfolio --
     Portfolio                                      Class A
LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                  Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income         Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
  Lord Abbett Series Mid Cap Value             Lord Abbett Mid-Cap Value Portfolio -- Class
     Portfolio -- Class VC                          B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative      PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity               MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
  Putnam VT Small Cap Value Fund -- Class IB   Third Avenue Small Cap Value
                                                    Portfolio -- Class B




UNDERLYING FUND SHARE CLASS EXCHANGE


The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class  BlackRock Large-Cap Core Portfolio -- Class E
     A



                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.


Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS


You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.


Name: -------------------------------------------------

Address: ----------------------------------------------


CHECK BOX:


[ ] MIC-Book-04-08-81-82-83

[ ] MLAC-Book-04-08-81-82-83

               PORTFOLIO ARCHITECT L VARIABLE ANNUITY PROSPECTUS:


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This prospectus describes PORTFOLIO ARCHITECT L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 30, 2007 are:








AMERICAN FUNDS INSURANCE SERIES -- CLASS 2         Lazard Mid-Cap Portfolio -- Class B
  American Funds Global Growth Fund                Legg Mason Partners Managed Assets
  American Funds Growth Fund                          Portfolio -- Class A
  American Funds Growth-Income Fund                Lord Abbett Bond Debenture
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL           Portfolio -- Class A
  SHARES                                           Lord Abbett Growth and Income
  Dreyfus Variable Investment                         Portfolio -- Class B
     Fund -- Appreciation Portfolio                Lord Abbett Mid-Cap Value
  Dreyfus Variable Investment                         Portfolio -- Class B
     Fund -- Developing Leaders Portfolio          Met/AIM Capital Appreciation
FIDELITY(R) VARIABLE INSURANCE                        Portfolio -- Class A
  PRODUCTS -- SERVICE CLASS 2                      Met/AIM Small Cap Growth Portfolio -- Class
  VIP Contrafund(R) Portfolio                         A
  VIP Mid Cap Portfolio                            MFS(R) Value Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Neuberger Berman Real Estate
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Developing Markets Securities          PIMCO Inflation Protected Bond
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                Pioneer Fund Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Strategic Income Portfolio -- Class
  Global Technology Portfolio                         A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Third Avenue Small Cap Value
  Legg Mason Partners Variable Aggressive             Portfolio -- Class B
     Growth Portfolio -- Class I                 METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Appreciation        BlackRock Aggressive Growth
     Portfolio -- Class I                             Portfolio -- Class D
  Legg Mason Partners Variable Equity Index        BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class II                         BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Fundamental         FI Large Cap Portfolio -- Class A
     Value Portfolio -- Class I                    FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Investors           MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class I                          Oppenheimer Global Equity
  Legg Mason Partners Variable Large Cap              Portfolio -- Class B
     Growth Portfolio -- Class I                   Western Asset Management U.S. Government
  Legg Mason Partners Variable Small Cap              Portfolio -- Class A
     Growth Portfolio -- Class I                 PIMCO VARIABLE INSURANCE
  Legg Mason Partners Variable Social              TRUST -- ADMINISTRATIVE CLASS
     Awareness Portfolio                           Total Return Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST        VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Legg Mason Partners Variable Adjustable          Comstock Portfolio
     Rate Income Portfolio
MET INVESTORS SERIES TRUST                       METROPOLITAN SERIES FUND, INC. -- ASSET
  Batterymarch Mid-Cap Stock                       ALLOCATION PORTFOLIOS -- CLASS B
     Portfolio -- Class A                          MetLife Aggressive Allocation Portfolio
  BlackRock High Yield Portfolio -- Class A        MetLife Conservative Allocation Portfolio
  BlackRock Large-Cap Core Portfolio -- Class      MetLife Conservative to Moderate Allocation
     E                                                Portfolio
  Dreman Small-Cap Value Portfolio -- Class A      MetLife Moderate Allocation Portfolio
  Harris Oakmark International                     MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio
  Janus Forty Portfolio -- Class A





-------


+ Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



The Contract is not available to new purchasers.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-874-1225 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      8
Condensed Financial Information.........     13
The Annuity Contract....................     13
  Contract Owner Inquiries..............     14
  Purchase Payments.....................     14
  Accumulation Units....................     14
  The Variable Funding Options..........     15
The Fixed Account.......................     19
Charges and Deductions..................     19
  General...............................     19
  Withdrawal Charge.....................     20
  Free Withdrawal Allowance.............     21
  Transfer Charge.......................     21
  Administrative Charges................     21
  Mortality and Expense Risk Charge.....     21
  Variable Liquidity Benefit Charge.....     21
  Enhanced Stepped-Up Provision Charge..     22
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     22
  Guaranteed Minimum Accumulation
     Benefit Charge.....................     22
  Variable Funding Option Expenses......     22
  Premium Tax...........................     22
  Changes in Taxes Based upon Premium or
     Value..............................     22
Transfers...............................     22
  Market Timing/Excessive Trading.......     23
  Dollar Cost Averaging.................     25
Access to Your Money....................     25
  Systematic Withdrawals................     26
Ownership Provisions....................     26
  Types of Ownership....................     26
     Contract Owner.....................     26
     Beneficiary........................     27
     Annuitant..........................     27
Death Benefit...........................     27
  Death Proceeds before the Maturity
     Date...............................     27
  Enhanced Stepped-Up Provision.........     30
  Payment of Proceeds...................     30
  Spousal Contract Continuance..........     32
  Beneficiary Contract Continuance......     32
  Planned Death Benefit.................     33
  Death Proceeds after Maturity Date....     33
Living Benefits.........................     33
  Guaranteed Minimum Withdrawal
     Benefit............................     33
  Guaranteed Minimum Accumulation
     Benefit............................     40
The Annuity Period......................     45
  Maturity Date.........................     45
  Allocation of Annuity.................     45
  Variable Annuity......................     46
  Fixed Annuity.........................     46
Payment Options.........................     46
  Election of Options...................     46
  Annuity Options.......................     47
  Variable Liquidity Benefit............     47
Miscellaneous Contract Provisions.......     47
  Right to Return.......................     47
  Termination...........................     48
  Required Reports......................     48
  Suspension of Payments................     48
The Separate Accounts...................     48
  Performance Information...............     49
Federal Tax Considerations..............     49
  General Taxation of Annuities.........     50
  Types of Contracts: Qualified and Non-
     qualified..........................     50
  Qualified Annuity Contracts...........     50
     Taxation of Qualified Annuity
       Contracts........................     51
     Mandatory Distributions for
       Qualified Plans..................     51
     Individual Retirement Annuities....     52
     Roth IRAs..........................     52
     TSAs (ERISA and non-ERISA).........     52
  Non-qualified Annuity Contracts.......     54
     Diversification Requirements for
       Variable Annuities...............     55
     Ownership of the Investments.......     56
     Taxation of Death Benefit
       Proceeds.........................     56
  Other Tax Considerations..............     56
     Treatment of Charges for Optional
       Benefits.........................     56
     Puerto Rico Tax Considerations.....     56
     Non-Resident Aliens................     57
     Tax Credits and Deductions.........     57
Other Information.......................     57
  The Insurance Companies...............     57
  Financial Statements..................     57
  Distribution of Variable Annuity
     Contracts..........................     57
  Conformity with State and Federal
     Laws...............................     59
  Voting Rights.........................     60
  Restrictions on Financial
     Transactions.......................     60
  Legal Proceedings.....................     60
Appendix A: Condensed Financial
  Information for MetLife of CT Separate
  Account Nine..........................    A-1
Appendix B: Condensed Financial
  Information for MetLife of CT Separate
  Account Ten...........................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Contents of the Statement of
  Additional Information................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                     PORTFOLIO ARCHITECT L VARIABLE ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine "); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.



During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is not available to new purchasers. However, you may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.




CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.60% for the Deferred Annual Step-Up, 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after four full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted each business day from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to them in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)





TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)





VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4+ years                                      0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4+ years                                      0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:




                                             DEFERRED ANNUAL STEP UP    ANNUAL STEP-UP DEATH
                                            DEATH BENEFIT "STANDARD"           BENEFIT          ROLL-UP DEATH BENEFIT
                                            ------------------------    --------------------    ---------------------


Mortality and Expense Risk Charge.......            1.60%(5)                  1.70%(5)                 1.90%(5)
Administrative Expense Charge...........            0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH NO OPTIONAL FEATURES SELECTED....            1.75%                     1.85%                    2.05%
Optional E.S.P. Charge..................            0.20%                     0.20%                    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH E.S.P. ONLY SELECTED.............            1.95%                     2.05%                    2.25%
Optional GMAB Charge....................            0.50%                     0.50%                    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH GMAB ONLY SELECTED...............            2.25%                     2.35%                    2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH E.S.P. AND GMAB SELECTED(6)......            2.45%                     2.55%                    2.75%
Optional GMWB I Charge (maximum upon
  reset)................................            1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB II Charge (maximum upon
  reset)................................            1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB III Charge................            0.25%                     0.25%                    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH GMWB I ONLY SELECTED.............            2.75%                     2.85%                    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH GMWB II ONLY SELECTED............            2.75%                     2.85%                    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH GMWB III ONLY SELECTED...........            2.00%                     2.10%                    2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH E.S.P. AND GMWB I SELECTED.......            2.95%                     3.05%                    3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH E.S.P. AND GMWB II SELECTED......            2.95%                     3.05%                    3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
  WITH E.S.P. AND GMWB III SELECTED.....            2.20%                     2.30%                    2.50%



---------

(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc., 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust, an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust an amount equal to the underlying fund expenses there are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio of the Met Investors Series Trust, and an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.

(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-874-1225.





Minimum and Maximum Total Annual Underlying Fund Operating Expenses




                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                 0.38%     1.72%





UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)




                                                                               CONTRACTUAL
                                         DISTRIBUTION               TOTAL          FEE               NET TOTAL
                                            AND/OR                  ANNUAL       WAIVER                ANNUAL
                           MANAGEMENT  SERVICE (12B-1)    OTHER   OPERATING  AND/OR EXPENSE          OPERATING
UNDERLYING FUND:               FEE           FEES       EXPENSES   EXPENSES   REIMBURSEMENT          EXPENSES*
----------------           ----------  ---------------  --------  ---------  --------------  -------------------------


AMERICAN FUNDS INSURANCE
  SERIES
  American Funds Global
     Growth Fund -- Class
     2...................     0.55%         0.25%         0.03%     0.83%           --          0.83%
  American Funds Growth
     Fund -- Class 2.....     0.32%         0.25%         0.02%     0.59%           --          0.59%
  American Funds Growth-
     Income Fund -- Class
     2...................     0.27%         0.25%         0.01%     0.53%           --          0.53%
DREYFUS VARIABLE
  INVESTMENT FUND
  Dreyfus Variable
     Investment
     Fund -- Appreciation
     Portfolio -- Initial
     Shares..............     0.75%           --          0.07%     0.82%           --          0.82%
  Dreyfus Variable
     Investment
     Fund -- Developing
     Leaders
     Portfolio -- Initial
     Shares..............     0.75%           --          0.07%     0.82%           --          0.82%
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS
  VIP Contrafund(R)
     Portfolio -- Service
     Class 2.............     0.57%         0.25%         0.09%     0.91%           --          0.91%
  VIP Dynamic Capital
     Appreciation
     Portfolio -- Service
     Class 2+............     0.56%         0.25%         0.24%     1.05%           --          1.05%
  VIP Mid Cap
     Portfolio -- Service
     Class 2.............     0.57%         0.25%         0.11%     0.93%           --          0.93%
FRANKLIN TEMPLETON
  VARIABLE INSURANCE
  PRODUCTS TRUST
  Templeton Developing
     Markets Securities
     Fund -- Class 2.....     1.23%         0.25%         0.24%     1.72%           --          1.72%
  Templeton Foreign
     Securities
     Fund -- Class 2.....     0.63%         0.25%         0.18%     1.06%         0.03%         1.03%(1)
JANUS ASPEN SERIES
  Global Life Sciences
     Portfolio -- Service
     Shares+.............     0.64%         0.25%         0.46%     1.35%           --          1.35%
  Global Technology
     Portfolio -- Service
     Shares..............     0.64%         0.25%         0.21%     1.10%           --          1.10%(2)(13)
  Worldwide Growth
     Portfolio -- Service
     Shares+.............     0.60%         0.25%         0.05%     0.90%           --          0.90%(2)
LEGG MASON PARTNERS
  VARIABLE EQUITY TRUST
  Legg Mason Partners
     Variable Aggressive
     Growth
     Portfolio -- Class
     I++.................     0.75%           --          0.02%     0.77%           --          0.77%
  Legg Mason Partners
     Variable
     Appreciation
     Portfolio -- Class
     I...................     0.70%           --          0.02%     0.72%           --          0.72%(12)
  Legg Mason Partners
     Variable Equity
     Index
     Portfolio -- Class
     II..................     0.31%         0.25%         0.03%     0.59%           --          0.59%
  Legg Mason Partners
     Variable Fundamental
     Value
     Portfolio -- Class
     I...................     0.75%           --          0.02%     0.77%           --          0.77%
  Legg Mason Partners
     Variable Investors
     Portfolio -- Class
     I...................     0.65%           --          0.07%     0.72%           --          0.72%
  Legg Mason Partners
     Variable Large Cap
     Growth
     Portfolio -- Class
     I++.................     0.75%           --          0.04%     0.79%           --          0.79%
  Legg Mason Partners
     Variable Small Cap
     Growth
     Portfolio -- Class
     I...................     0.75%           --          0.21%     0.96%           --          0.96%
  Legg Mason Partners
     Variable Social
     Awareness
     Portfolio++.........     0.66%           --          0.12%     0.78%           --          0.78%
LEGG MASON PARTNERS
  VARIABLE INCOME TRUST
  Legg Mason Partners
     Variable Adjustable
     Rate Income
     Portfolio++.........     0.55%         0.25%         0.22%     1.02%           --          1.02%

                                                                               CONTRACTUAL
                                         DISTRIBUTION               TOTAL          FEE               NET TOTAL
                                            AND/OR                  ANNUAL       WAIVER                ANNUAL
                           MANAGEMENT  SERVICE (12B-1)    OTHER   OPERATING  AND/OR EXPENSE          OPERATING
UNDERLYING FUND:               FEE           FEES       EXPENSES   EXPENSES   REIMBURSEMENT          EXPENSES*
----------------           ----------  ---------------  --------  ---------  --------------  -------------------------

MET INVESTORS SERIES
  TRUST
  Batterymarch Mid-Cap
     Stock
     Portfolio -- Class
     A...................     0.70%           --          0.11%     0.81%           --          0.81%(3)
  BlackRock High Yield
     Portfolio -- Class
     A...................     0.60%           --          0.32%     0.92%           --          0.92%(3)(4)(14)
  BlackRock Large-Cap
     Core
     Portfolio -- Class
     E...................     0.63%         0.15%         0.22%     1.00%           --          1.00%(3)(4)(11)(14)
  Dreman Small-Cap Value
     Portfolio -- Class
     A...................     0.82%           --          0.37%     1.19%         0.09%         1.10%(3)(5)(14)
  Harris Oakmark
     International
     Portfolio -- Class
     A...................     0.78%           --          0.13%     0.91%           --          0.91%(3)
  Janus Forty
     Portfolio -- Class
     A...................     0.65%           --          0.06%     0.71%           --          0.71%(3)(14)
  Lazard Mid-Cap
     Portfolio -- Class
     B...................     0.70%         0.25%         0.06%     1.01%           --          1.01%(3)
  Legg Mason Partners
     Managed Assets
     Portfolio -- Class
     A...................     0.50%           --          0.11%     0.61%           --          0.61%(3)(14)
  Lord Abbett Bond
     Debenture
     Portfolio -- Class
     A...................     0.50%           --          0.04%     0.54%           --          0.54%(3)
  Lord Abbett Growth and
     Income
     Portfolio -- Class
     B...................     0.50%         0.25%         0.03%     0.78%           --          0.78%(3)
  Lord Abbett Mid-Cap
     Value
     Portfolio -- Class
     B...................     0.68%         0.25%         0.07%     1.00%           --          1.00%(3)
  Met/AIM Capital
     Appreciation
     Portfolio -- Class
     A++.................     0.77%           --          0.09%     0.86%           --          0.86%(3)(4)(6)(14)
  Met/AIM Small Cap
     Growth
     Portfolio -- Class
     A...................     0.87%           --          0.06%     0.93%           --          0.93%(3)(4)
  MFS(R) Research
     International
     Portfolio -- Class
     B+..................     0.72%         0.25%         0.14%     1.11%           --          1.11%(3)
  MFS(R) Value
     Portfolio -- Class
     A...................     0.73%           --          0.23%     0.96%           --          0.96%(3)(4)(14)
  Neuberger Berman Real
     Estate
     Portfolio -- Class
     A...................     0.64%           --          0.04%     0.68%           --          0.68%(3)
  PIMCO Inflation
     Protected Bond
     Portfolio -- Class
     A...................     0.50%           --          0.05%     0.55%           --          0.55%(3)
  Pioneer Fund
     Portfolio -- Class
     A...................     0.75%           --          0.30%     1.05%         0.05%         1.00%(3)(5)(14)
  Pioneer Strategic
     Income
     Portfolio -- Class
     A++.................     0.70%           --          0.12%     0.82%           --          0.82%(3)(4)(6)(14)
  Third Avenue Small Cap
     Value
     Portfolio -- Class
     B...................     0.74%         0.25%         0.04%     1.03%           --          1.03%(3)
METROPOLITAN SERIES FUND,
  INC.
  BlackRock Aggressive
     Growth
     Portfolio -- Class
     D...................     0.72%         0.10%         0.06%     0.88%           --          0.88%
  BlackRock Bond Income
     Portfolio -- Class
     A...................     0.39%           --          0.07%     0.46%         0.01%         0.45%(7)
  BlackRock Money Market
     Portfolio -- Class
     A...................     0.34%           --          0.04%     0.38%         0.01%         0.37%(8)
  FI Large Cap
     Portfolio -- Class
     A...................     0.78%           --          0.06%     0.84%           --          0.84%(9)
  FI Value Leaders
     Portfolio -- Class
     D...................     0.64%         0.10%         0.07%     0.81%           --          0.81%
  MFS(R) Total Return
     Portfolio -- Class
     F...................     0.53%         0.20%         0.05%     0.78%           --          0.78%(9)
  Oppenheimer Global
     Equity
     Portfolio -- Class
     B...................     0.53%         0.25%         0.09%     0.87%           --          0.87%
  T. Rowe Price Large Cap
     Growth
     Portfolio -- Class
     B+..................     0.60%         0.25%         0.08%     0.93%           --          0.93%
  Western Asset
     Management U.S.
     Government
     Portfolio -- Class
     A...................     0.50%           --          0.07%     0.57%           --          0.57%
PIMCO VARIABLE INSURANCE
  TRUST
  Total Return
     Portfolio -- Admi-
     nistrative Class....     0.25%           --          0.40%     0.65%           --          0.65%
VAN KAMPEN LIFE
  INVESTMENT TRUST
  Comstock
     Portfolio -- Class
     II..................     0.56%         0.25%         0.03%     0.84%           --          0.84%
  Enterprise
     Portfolio -- Class
     II+.................     0.50%         0.25%         0.18%     0.93%           --          0.93%








                                                                                                                     NET TOTAL
                                                                                                                       ANNUAL
                                                                                                                     OPERATING
                                                                                         CONTRACTUAL                  EXPENSES
                                                    DISTRIBUTION               TOTAL      FEE WAIVER   NET TOTAL     INCLUDING
                                                       AND/OR                  ANNUAL       AND/OR       ANNUAL      UNDERLYING
                                      MANAGEMENT  SERVICE (12b-1)    OTHER   OPERATING     EXPENSE     OPERATING        FUND
UNDERLYING FUND:                          FEE           FEES       EXPENSES   EXPENSES  REIMBURSEMENT  EXPENSES*     EXPENSES*
----------------                      ----------  ---------------  --------  ---------  -------------  ---------  ---------------


METROPOLITAN SERIES FUND,
  INC. -- ASSET ALLOCATION
  PORTFOLIOS
  MetLife Conservative Allocation
     Portfolio -- Class B...........     0.10%         0.25%         0.09%     0.44%        0.09%        0.35%       0.96%(10)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class
     B..............................     0.10%         0.25%         0.02%     0.37%        0.02%        0.35%       1.00%(10)
  MetLife Moderate Allocation
     Portfolio -- Class B...........     0.10%         0.25%         0.01%     0.36%        0.01%        0.35%       1.05%(10)
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class
     B..............................     0.10%         0.25%         0.01%     0.36%        0.01%        0.35%       1.10%(10)
  MetLife Aggressive Allocation
     Portfolio -- Class B...........     0.10%         0.25%         0.07%     0.42%        0.07%        0.35%       1.10%(10)



---------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all contracts. Availability depends on contract issue date.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.

NOTES





(1) Other Expenses include 0.03% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).



(2) The Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable of up to 0.15%, assuming constant assets. The management fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.



(3) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.



(4) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.



(5) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees, to 1.10% for Dreman Small-Cap Value Portfolio, 1.30% for MFS(R) Emerging Markets Equity Portfolio and 1.00% for Pioneer Fund Portfolio.



(6) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.



(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.



(9) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.



(10) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Strategy Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)



(11) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.



(12) Other expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.



(13) Other expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.



(14) Other expenses have been reduced to reflect the current Met Investors Series Trust fee schedule as if that schedule had applied to the Portfolio for the entire fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example do not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).



                                                                                           IF CONTRACT IS NOT SURRENDERED OR
                                                 IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT THE END OF PERIOD
                                                       END OF PERIOD SHOWN:                             SHOWN:
                                          ----------------------------------------------  ----------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS
--------------                            ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Minimum Total
Annual Operating Expenses...............     $ 969       $1477       $1879       $3849       $369        $1117       $1879
Underlying Fund with Maximum Total
Annual Operating Expenses...............      1102        1864        2504        4996        502         1504        2504

                                              IF
                                           CONTRACT
                                            IS NOT
                                            SURREN-
                                           DERED OR
                                          ANNUITIZED
                                          AT THE END
                                           OF PERIOD
                                            SHOWN:
                                          ----------
FUNDING OPTION                             10 YEARS
--------------                            ----------


Underlying Fund with Minimum Total
Annual Operating Expenses...............     $3849
Underlying Fund with Maximum Total
Annual Operating Expenses...............      4996






                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Portfolio Architect L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-874-1225.


PURCHASE PAYMENTS




You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")



We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the

Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.




PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800 874-1225 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:





             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment      Seeks long-term capital growth     The Dreyfus Corporation
     Fund -- Appreciation          consistent with the preservation   Subadvisor: Fayez Sarofim & Co
     Portfolio -- Initial Shares   of capital.  Its secondary goal
                                   is current income.
  Dreyfus Variable Investment      Seeks capital growth.              The Dreyfus Corporation
     Fund -- Developing Leaders
     Portfolio -- Initial Shares
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class 2  appreciation.                      Company
  VIP Dynamic Capital              Seeks capital appreciation.        Fidelity Management & Research
     Appreciation                                                     Company
     Portfolio -- Service Class
     2+
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Global Life Sciences             Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares+  capital.
  Global Technology                Seeks capital appreciation; no     Janus Capital Management LLC
     Portfolio -- Service Shares   consideration is given to income.
  Worldwide Growth                 Seeks long-term growth of capital  Janus Capital Management LLC
     Portfolio -- Service Shares+  in a manner consistent with the preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I                             secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Social Awareness Portfolio    appreciation and retention of net  LLC
                                   investment income.                 Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock       Seeks growth of capital.           Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: Batterymarch
                                                                      Financial Management, Inc.
  BlackRock High Yield             Seeks to maximize total return,    Met Investors Advisory LLC
     Portfolio -- Class A          consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors
                                                                      LLC
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: Dreman Value
                                                                      Management, LLC
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class B          capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory LLC
     Assets Portfolio -- Class A                                      Subadvisers: Batterymarch
                                                                      Financial Management, Inc.,
                                                                      Western Asset Management Company,
                                                                      ClearBridge Advisors, LLC and
                                                                      Legg Mason Global Asset
                                                                      Allocation, LLC
  Lord Abbett Bond Debenture       Seeks to provide high current      Met Investors Advisory LLC
     Portfolio -- Class A          income and the opportunity for     Subadviser: Lord, Abbett & Co.
                                   capital appreciation to produce a  LLC
                                   high total return.
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory LLC
     Portfolio -- Class B          and current income without         Subadviser: Lord, Abbett & Co.
                                   excessive fluctuations in the      LLC
                                   market value.
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory LLC
     Portfolio -- Class B          through investments, primarily in  Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: A I M Advisors, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory LLC
     Portfolio -- Class A          capital.                           Subadviser: A I M Advisors, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory LLC
     A                             capital growth.                    Subadviser: Pioneer Investments
                                                                      Investment Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investments
                                                                      Investment Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC.
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class A          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC.
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC.
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  MetLife Conservative to          Seeks high level of current        MetLife Advisers, LLC
     Moderate Allocation           income, with growth of capital as
     Portfolio -- Class B          a secondary objective.
  MetLife Conservative Allocation  Seeks high total return in the     MetLife Advisers, LLC
     Portfolio -- Class B          form of income and growth of
                                   capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II   Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
  Enterprise Portfolio -- Class    Seeks capital appreciation         Van Kampen Asset Management
     II+                           through investments in securities
                                   believed by the portfolio's
                                   investment adviser to have above-
                                   average potential for capital
                                   appreciation.




    + Not available under all Contracts. Availability depends on Contract issue date.





Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.




                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts


     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners


     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative and


     -    other costs of doing business

Risks we assume include:


     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established



     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:






     YEARS SINCE PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
------------------------------------------    -----------------
GREATER THAN OR EQUAL TO     BUT LESS THAN
------------------------     -------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4+ years                                      0%




For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:



     (a) any Purchase Payment to which no withdrawal charge applies, then



     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then



     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d) any Contract earnings.



We will not deduct a withdrawal charge if Purchase Payments are distributed:



     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)



     - if a lifetime annuity payout has begun



     - under the Managed Distribution Program, or



     - if you elect Annuity Payments for a fixed period of at least five years.



Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will add the amount of the applicable taxes and charges to your requested withdrawal amount.




FREE WITHDRAWAL ALLOWANCE




Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:



     (1)  from the distribution of death proceeds;



     (2)  after an annuity payout has begun; or



     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.


We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Deferred Annual Step-Up Death Benefit the M&E charge is 1.60% annually. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:




     YEARS SINCE PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
------------------------------------------    -----------------
GREATER THAN OR EQUAL TO     BUT LESS THAN
------------------------     -------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4+ years                                      0%




Please refer to "Payment" Options for a description of this benefit.


ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.



VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Dreyfus Variable Investment Fund -- Developing Leaders Portfolio, Dreman Small-Cap Value Portfolio, Global Technology Portfolio, Harris Oakmark-International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Worldwide Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.


The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.



You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT


The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.



Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.



Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)
(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your Adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ANNUAL STEP-UP DEATH BENEFIT
(ONLY DEATH BENEFIT OPTION AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your Adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT
(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)



--------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below)*;
                                    -  the Step-Up Value, if any, as described below
                                    -  the Roll-Up Death Benefit Value (as described
                                       below)
--------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below) or*
                                    -  the Step-Up Value, if any, as described below,
                                       or
                                    -  the Roll-Up Death Benefit Value (as described
                                       below) on the Annuitant's 80th birthday, plus
                                       any additional Purchase Payments and minus any
                                       partial surrender reductions (as described
                                       below) that occur after the Annuitant's 80th
                                       birthday.
--------------------------------------------------------------------------------------


---------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR DEFERRED ANNUAL STEP-UP DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the fourth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the fourth Contract Date Anniversary, there is no Step-Up Value.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

---------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

           50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

           50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable Partial Surrender Reduction, the Partial Surrender Reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your Contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000-9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
THE ANNUITANT)                                               continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or if   The spouse elects to           Yes
NOT THE ANNUITANT)            none, to the surviving joint   continue the Contract
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.

                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS     The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the Contract Owner.                                  Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.



SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.



Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax adviser before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:


     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or


     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". We may refer to any one of these as GMWB. The availability of each rider is shown below.



--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III


--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.


          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.



--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------



MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.


TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.


Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.


The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE


--------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
--------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $100,000         $100,000      Not Applicable
--------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $115,000         $100,000         $100,000         $85,000          $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $15,000(2)
--------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT


--------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
--------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $120,000      Not Applicable      $100,000         $120,000      Not Applicable      $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $130,000         $10,000          $110,000         $130,000         $10,000          $100,000
--------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT


----------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $115,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL           $105,000               $90,000               $10,000               $8,696                $10,000
----------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $85,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL            $75,000               $88,235               $10,000               $11,765               $11,765
----------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B.

We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.


You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


     - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.



     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Subaccounts that are classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.



                  LEGG MASON PARTNERS VARIABLE INCOME TRUST
                    Legg Mason Partners Variable Adjustable Rate Income
                  Portfolio
                  MET INVESTORS SERIES TRUST
                    Pioneer Strategic Income Portfolio
                    PIMCO Inflation Protected Bond Portfolio
                    BlackRock High Yield Portfolio
                  METROPOLITAN SERIES FUND, INC.
                    BlackRock Money Market Portfolio
                    BlackRock Bond Income Portfolio
                    Western Asset Management U.S. Government Portfolio
                  PIMCO VARIABLE INSURANCE TRUST
                    Total Return Portfolio

GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.


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

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected[, and any living benefit rider is terminated].


You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender

Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.


ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."


At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.




                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of your Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth

IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), OR 408, (INCLUDING IRA OWNERS): While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution

Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides if marketing the funds' shares in connection with the Contract.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.75%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00).................................  2006        0.876            0.855               --
                                                     2005        0.776            0.876            2,359
                                                     2004        0.729            0.776            2,370
                                                     2003        0.601            0.729            2,374
                                                     2002        0.885            0.601               --
                                                     2001        1.000            0.885               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.244            1.472          179,835
                                                     2005        1.110            1.244          189,172
                                                     2004        0.995            1.110           86,407
                                                     2003        0.749            0.995               --
                                                     2002        0.893            0.749               --
                                                     2001        1.000            0.893               --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.097            1.189          338,528
                                                     2005        0.961            1.097          318,044
                                                     2004        0.869            0.961          142,633
                                                     2003        0.647            0.869              939
                                                     2002        0.871            0.647               --
                                                     2001        1.000            0.871               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.127            1.276          419,397
                                                     2005        1.084            1.127          484,514
                                                     2004        0.999            1.084          471,293
                                                     2003        0.768            0.999               --
                                                     2002        0.957            0.768               --
                                                     2001        1.000            0.957               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.302            1.287               --
                                                     2005        1.121            1.302           36,894
                                                     2004        0.954            1.121           20,151
                                                     2003        0.777            0.954           14,371
                                                     2002        1.000            0.777               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.709            2.227               --
                                                     2005        1.623            1.709           82,644
                                                     2004        1.257            1.623           59,655
                                                     2003        0.954            1.257           21,110
                                                     2002        1.000            0.954               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02)...................................  2006        1.009            1.154           59,007
                                                     2005        0.983            1.009           57,547
                                                     2004        0.953            0.983           47,720
                                                     2003        0.800            0.953            9,791
                                                     2002        1.000            0.800               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (3/02)..........................  2006        1.108            1.130           91,096
                                                     2005        1.066            1.108           86,036
                                                     2004        0.974            1.066           43,035
                                                     2003        0.753            0.974               --
                                                     2002        1.000            0.753               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.305            1.419               --
                                                     2005        1.205            1.305           14,627
                                                     2004        1.074            1.205               --
                                                     2003        1.000            1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.451               --
                                                     2005        1.203            1.302            4,729
                                                     2004        1.067            1.203               --
                                                     2003        1.000            1.067               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.246            1.450               --
                                                     2005        1.147            1.246           89,615
                                                     2004        1.036            1.147           60,112
                                                     2003        0.843            1.036               --
                                                     2002        1.000            0.843               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.217            2.791           66,893
                                                     2005        1.770            2.217           60,250
                                                     2004        1.444            1.770           12,110
                                                     2003        1.000            1.444            1,599

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.172            1.398           55,180
                                                     2005        1.082            1.172           17,880
                                                     2004        0.929            1.082               --
                                                     2003        0.715            0.929               --
                                                     2002        0.894            0.715               --
                                                     2001        1.000            0.894               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.251            1.497               --
                                                     2005        1.169            1.251          127,988
                                                     2004        1.026            1.169           71,930
                                                     2003        0.790            1.026               --
                                                     2002        1.000            0.790               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.063            1.086               --
                                                     2005        1.067            1.063           20,761
                                                     2004        1.000            1.067            7,175

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)...........................................  2006        1.148            1.186               --
                                                     2005        1.085            1.148               --
                                                     2004        1.020            1.085               --
                                                     2003        0.913            1.020               --
                                                     2002        1.000            0.913               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)..........................  2006        1.129            1.180               --
                                                     2005        1.023            1.129               --
                                                     2004        0.911            1.023               --
                                                     2003        0.735            0.911               --
                                                     2002        1.000            0.735               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)...................................  2006        0.973            1.031               --
                                                     2005        0.888            0.973               --
                                                     2004        0.898            0.888               --
                                                     2003        0.624            0.898               --
                                                     2002        1.000            0.624               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02)...................................  2006        0.958            1.110           38,894
                                                     2005        0.924            0.958           39,609
                                                     2004        0.899            0.924           26,988
                                                     2003        0.740            0.899           15,086
                                                     2002        1.000            0.740               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.538            1.723               --
                                                     2005        1.505            1.538           35,017
                                                     2004        1.333            1.505           32,700
                                                     2003        1.000            1.333            4,014

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).......  2006        1.029            1.194           76,703
                                                     2005        1.006            1.029           91,691
                                                     2004        0.946            1.006           69,554
                                                     2003        0.692            0.946              867
                                                     2002        0.940            0.692               --
                                                     2001        1.000            0.940               --

  LMPVPI Investors Subaccount (Class I) (1/01).....  2006        1.038            1.206           12,597
                                                     2005        0.991            1.038           12,123
                                                     2004        0.914            0.991           11,028
                                                     2003        0.703            0.914               --
                                                     2002        0.929            0.703               --
                                                     2001        1.000            0.929               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.158            1.186           26,595
                                                     2005        1.120            1.158           72,253
                                                     2004        1.134            1.120           43,196
                                                     2003        0.799            1.134           19,756
                                                     2002        1.000            0.799               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00)...........................................  2006        1.021            1.131           42,497
                                                     2005        0.990            1.021           47,768
                                                     2004        0.875            0.990           19,847
                                                     2003        0.598            0.875            3,414
                                                     2002        0.933            0.598               --
                                                     2001        1.000            0.933               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.205            1.315           20,199
                                                     2005        1.116            1.205           86,829
                                                     2004        1.041            1.116           79,033
                                                     2003        0.756            1.041               --
                                                     2002        1.000            0.756               --

  LMPVPII Equity Index Subaccount (Class II)
  (6/00)...........................................  2006        0.969            1.096          278,413
                                                     2005        0.946            0.969          283,227
                                                     2004        0.873            0.946          169,018
                                                     2003        0.695            0.873           46,366
                                                     2002        0.912            0.695               --
                                                     2001        1.000            0.912               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)...........................................  2006        1.107            1.223            6,353
                                                     2005        1.087            1.107            6,345
                                                     2004        1.021            1.087            6,486
                                                     2003        0.798            1.021            1,109
                                                     2002        1.000            0.798               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.998            1.021           33,871
                                                     2005        0.992            0.998           34,886
                                                     2004        0.998            0.992           12,693
                                                     2003        1.000            0.998               --

  LMPVPIII Social Awareness Stock Subaccount
  (5/04)...........................................  2006        1.109            1.173               --
                                                     2005        1.081            1.109               --
                                                     2004        1.000            1.081            3,000

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.394            1.607           50,360
                                                     2005        1.374            1.394           53,274
                                                     2004        1.242            1.374           31,692
                                                     2003        1.000            1.242            5,319

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.629            1.797           71,200
                                                     2005        1.532            1.629           66,229
                                                     2004        1.257            1.532           49,838
                                                     2003        1.000            1.257            5,215

Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.098            1.132               --
                                                     2005        1.076            1.098           11,212
                                                     2004        1.000            1.076           14,156

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.440            1.370           28,260

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.337            1.408          108,779

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.006            1.064           20,396

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.272            1.355               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.498            1.649           10,133

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.287            1.318           68,089

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.132            1.195          125,482

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.275            1.335           97,371

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.077          106,742

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.071               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        0.998            0.985           13,764

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.271               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.265            1.396           53,563

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.219          147,640

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.464            1.573           17,885

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.093            1.149            3,492

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.124            1.163           37,803

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.028           62,217

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.888            0.866           37,157

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.115            1.157          192,781

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.999            1.020           14,619
                                                     2006        1.000            0.999           14,997

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        0.942            0.954           44,963

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.188            1.218           79,261

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.048           92,679

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053          157,570

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058          116,550

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.186            1.267          224,893

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.050          138,167

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.068            2,049

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.086            1.153           17,449

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.037            1.072            7,319

Money Market Portfolio
  Money Market Subaccount (3/02)...................  2006        0.991            0.999               --
                                                     2005        0.980            0.991           14,838
                                                     2004        0.987            0.980           20,771
                                                     2003        0.997            0.987               --
                                                     2002        1.000            0.997               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)...................................  2006        1.113            1.333               --
                                                     2005        1.071            1.113            4,369
                                                     2004        1.000            1.071            2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.122            1.111          159,557
                                                     2005        1.119            1.122          225,080
                                                     2004        1.045            1.119          230,481
                                                     2003        1.000            1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.195            1.219          190,200
                                                     2005        1.187            1.195          160,259
                                                     2004        1.151            1.187           69,698
                                                     2003        1.115            1.151               --
                                                     2002        1.041            1.115               --
                                                     2001        1.000            1.041               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.153            1.448               --
                                                     2005        1.046            1.153               --
                                                     2004        0.916            1.046               --
                                                     2003        0.725            0.916               --
                                                     2002        0.897            0.725               --
                                                     2001        1.000            0.897               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.585            1.827           53,411
                                                     2005        1.507            1.585           55,446
                                                     2004        1.215            1.507            8,394
                                                     2003        0.826            1.215               --
                                                     2002        1.029            0.826               --
                                                     2001        1.000            1.029               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        0.938            0.998               --
                                                     2005        0.877            0.938           19,283
                                                     2004        0.838            0.877           12,441
                                                     2003        0.660            0.838               --
                                                     2002        0.882            0.660               --
                                                     2001        1.000            0.882               --

  Travelers Convertible Securities Subaccount
  (3/02)...........................................  2006        1.197            1.275               --
                                                     2005        1.214            1.197          210,951
                                                     2004        1.162            1.214          304,688
                                                     2003        0.937            1.162              960
                                                     2002        1.000            0.937               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)...........................................  2006        1.319            1.440               --
                                                     2005        1.194            1.319           27,733
                                                     2004        1.043            1.194           10,427
                                                     2003        0.794            1.043               --
                                                     2002        1.000            0.794               --

  Travelers Equity Income Subaccount (10/00).......  2006        1.132            1.188               --
                                                     2005        1.102            1.132          117,232
                                                     2004        1.021            1.102          217,227
                                                     2003        0.792            1.021            1,123
                                                     2002        0.936            0.792               --
                                                     2001        1.000            0.936               --

  Travelers Federated High Yield Subaccount
  (3/02)...........................................  2006        1.304            1.337               --
                                                     2005        1.294            1.304          110,378
                                                     2004        1.193            1.294           63,731
                                                     2003        0.992            1.193               --
                                                     2002        1.000            0.992               --

  Travelers Federated Stock Subaccount (3/02)......  2006        1.104            1.142               --
                                                     2005        1.066            1.104            4,791
                                                     2004        0.982            1.066          135,468
                                                     2003        0.783            0.982               --
                                                     2002        1.000            0.783               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (6/00)............  2006        0.914            0.942               --
                                                     2005        0.856            0.914           27,487
                                                     2004        0.818            0.856           24,729
                                                     2003        0.668            0.818           24,729
                                                     2002        0.880            0.668               --
                                                     2001        1.000            0.880               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.109            1.178               --
                                                     2005        1.000            1.109               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.020            1.023               --
                                                     2005        1.007            1.020               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.054            1.091               --
                                                     2005        1.008            1.054           24,396

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.087            1.133               --
                                                     2005        1.000            1.087           67,304

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.030            1.050               --
                                                     2005        1.000            1.030            6,911

  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        0.948            1.006               --
                                                     2005        0.861            0.948           24,001
                                                     2004        0.756            0.861            4,740
                                                     2003        0.635            0.756               --
                                                     2002        0.863            0.635               --
                                                     2001        1.000            0.863               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        0.840            0.888               --
                                                     2005        0.829            0.840           36,089
                                                     2004        0.740            0.829           18,766
                                                     2003        0.549            0.740            1,104
                                                     2002        1.000            0.549               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Total Return Subaccount (7/00)..  2006        1.150            1.186               --
                                                     2005        1.137            1.150          280,001
                                                     2004        1.038            1.137          366,021
                                                     2003        0.906            1.038            4,840
                                                     2002        0.973            0.906               --
                                                     2001        1.000            0.973               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.171            1.265               --
                                                     2005        1.120            1.171           40,963
                                                     2004        1.000            1.120           29,551

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.305            1.498               --
                                                     2005        1.212            1.305           14,258
                                                     2004        1.066            1.212               --
                                                     2003        0.843            1.066               --
                                                     2002        1.000            0.843               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.381            1.464               --
                                                     2005        1.326            1.381           18,377
                                                     2004        1.214            1.326           17,677
                                                     2003        1.000            1.214               --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.039            1.093               --
                                                     2005        1.036            1.039            3,410

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.124               --
                                                     2005        1.093            1.114           22,766
                                                     2004        1.000            1.093               --

  Travelers Quality Bond Subaccount (3/02).........  2006        1.126            1.115               --
                                                     2005        1.127            1.126          232,922
                                                     2004        1.110            1.127          213,616
                                                     2003        1.056            1.110               --
                                                     2002        1.000            1.056               --

  Travelers Strategic Equity Subaccount (6/00).....  2006        0.784            0.818               --
                                                     2005        0.782            0.784           19,848
                                                     2004        0.722            0.782           19,856
                                                     2003        0.554            0.722            1,584
                                                     2002        0.849            0.554               --
                                                     2001        1.000            0.849               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.114            1.282               --
                                                     2005        1.027            1.114               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.110            1.272               --
                                                     2005        1.000            1.110               --

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.076            1.037               --
                                                     2005        1.050            1.076           10,989
                                                     2004        1.000            1.050            2,000

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02)...........................................  2006        1.162            1.326           64,191
                                                     2005        1.136            1.162           72,327
                                                     2004        0.985            1.136           37,765
                                                     2003        0.766            0.985               --
                                                     2002        1.000            0.766               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)...........................................  2006        0.967            1.014               --
                                                     2005        0.912            0.967               --
                                                     2004        0.894            0.912               --
                                                     2003        0.724            0.894               --
                                                     2002        1.000            0.724               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/02)...........................................  2006        1.418            1.552          102,556
                                                     2005        1.237            1.418          110,785
                                                     2004        1.093            1.237           64,992
                                                     2003        0.867            1.093               --
                                                     2002        1.000            0.867               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02).........................  2006        1.252            1.400            8,873
                                                     2005        1.055            1.252               --
                                                     2004        1.061            1.055               --
                                                     2003        0.864            1.061               --
                                                     2002        1.000            0.864               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.650            1.822          142,333
                                                     2005        1.422            1.650          164,487
                                                     2004        1.161            1.422          102,705
                                                     2003        0.855            1.161              710
                                                     2002        1.000            0.855               --

                         SEPARATE ACCOUNT CHARGES 2.75%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00).................................  2006        1.180            1.141               --
                                                     2005        1.056            1.180               --
                                                     2004        1.000            1.056               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.233            1.444               --
                                                     2005        1.111            1.233               --
                                                     2004        1.000            1.111               --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.225            1.313               --
                                                     2005        1.083            1.225               --
                                                     2004        1.000            1.083               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.094            1.226            3,613
                                                     2005        1.063            1.094            3,617
                                                     2004        1.000            1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.342            1.323               --
                                                     2005        1.167            1.342           21,166
                                                     2004        1.000            1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.340            1.729               --
                                                     2005        1.285            1.340           10,634
                                                     2004        1.000            1.285               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02)...................................  2006        1.036            1.174           10,171
                                                     2005        1.020            1.036           10,171
                                                     2004        1.000            1.020               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (3/02)..........................  2006        1.123            1.134               --
                                                     2005        1.091            1.123               --
                                                     2004        1.000            1.091               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.195            1.294               --
                                                     2005        1.114            1.195            3,401
                                                     2004        1.000            1.114               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.197            1.329               --
                                                     2005        1.117            1.197               --
                                                     2004        1.000            1.117               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.181            1.360               --
                                                     2005        1.098            1.181               --
                                                     2004        1.000            1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.561            1.945            7,876
                                                     2005        1.259            1.561            7,876
                                                     2004        1.000            1.259               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.236            1.461            9,241
                                                     2005        1.154            1.236            9,241
                                                     2004        1.000            1.154               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.183            1.402               --
                                                     2005        1.117            1.183               --
                                                     2004        1.000            1.117               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.058            1.078               --
                                                     2005        1.073            1.058               --
                                                     2004        1.000            1.073               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)...........................................  2006        1.117            1.149               --
                                                     2005        1.066            1.117               --
                                                     2004        1.000            1.066               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)..........................  2006        1.133            1.172               --
                                                     2005        1.036            1.133               --
                                                     2004        1.000            1.036               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)...................................  2006        1.140            1.196               --
                                                     2005        1.050            1.140               --
                                                     2004        1.000            1.050               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/02)...................................  2006        1.114            1.278               --
                                                     2005        1.085            1.114               --
                                                     2004        1.000            1.085               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.137            1.263               --
                                                     2005        1.123            1.137               --
                                                     2004        1.000            1.123               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).......  2006        1.068            1.227               --
                                                     2005        1.055            1.068               --
                                                     2004        1.000            1.055               --

  LMPVPI Investors Subaccount (Class I) (1/01).....  2006        1.116            1.285               --
                                                     2005        1.077            1.116               --
                                                     2004        1.000            1.077               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.012            1.026               --
                                                     2005        0.988            1.012               --
                                                     2004        1.000            0.988               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00)...........................................  2006        1.187            1.303            8,856
                                                     2005        1.163            1.187            8,856
                                                     2004        1.000            1.163               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.125            1.215               --
                                                     2005        1.052            1.125               --
                                                     2004        1.000            1.052               --

  LMPVPII Equity Index Subaccount (Class II)
  (6/00)...........................................  2006        1.083            1.213               --
                                                     2005        1.067            1.083               --
                                                     2004        1.000            1.067               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)...........................................  2006        1.072            1.172               --
                                                     2005        1.063            1.072               --
                                                     2004        1.000            1.063               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.992            1.004               --
                                                     2005        0.996            0.992               --
                                                     2004        1.000            0.996               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Social Awareness Stock Subaccount
  (5/04)...........................................  2006        1.090            1.142               --
                                                     2005        1.073            1.090               --
                                                     2004        1.000            1.073               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.102            1.258               --
                                                     2005        1.097            1.102               --
                                                     2004        1.000            1.097               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.219            1.332            3,255
                                                     2005        1.158            1.219            3,259
                                                     2004        1.000            1.158               --

Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.080            1.110               --
                                                     2005        1.069            1.080               --
                                                     2004        1.000            1.069               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.329            1.256               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.097            1.147               --

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.293            1.359               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.260            1.333               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.393            1.523               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.323            1.346           21,166

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.110            1.165               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.078            1.121               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *...............................  2006        1.001            1.069               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.064               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.181            1.158           25,212

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.270            1.251               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.253            1.374               --

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.211           15,298

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.189            1.269               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.083            1.131               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.118            1.149               --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.021               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.132            1.097               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.005            1.036               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.998            1.013           12,844
                                                     2006        1.000            0.998           12,874

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.136            1.142               --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.170            1.191               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.052               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.041               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.046               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.051               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.126            1.195               --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.043            4,413

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.061               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.078            1.136               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.043            1.071               --

Money Market Portfolio
  Money Market Subaccount (3/02)...................  2006        0.993            0.998               --
                                                     2005        0.992            0.993           12,874
                                                     2004        1.000            0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)...................................  2006        1.091            1.296               --
                                                     2005        1.060            1.091               --
                                                     2004        1.000            1.060               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.058            1.036            3,156
                                                     2005        1.065            1.058            3,160
                                                     2004        1.000            1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.039            1.049               --
                                                     2005        1.042            1.039               --
                                                     2004        1.000            1.042               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.263            1.569               --
                                                     2005        1.157            1.263               --
                                                     2004        1.000            1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.240            1.415               --
                                                     2005        1.190            1.240               --
                                                     2004        1.000            1.190               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        1.113            1.181               --
                                                     2005        1.052            1.113           25,212
                                                     2004        1.000            1.052               --

  Travelers Convertible Securities Subaccount
  (3/02)...........................................  2006        1.016            1.078               --
                                                     2005        1.040            1.016               --
                                                     2004        1.000            1.040               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)...........................................  2006        1.221            1.329               --
                                                     2005        1.116            1.221               --
                                                     2004        1.000            1.116               --

  Travelers Equity Income Subaccount (10/00).......  2006        1.118            1.170               --
                                                     2005        1.100            1.118               --
                                                     2004        1.000            1.100               --

  Travelers Federated High Yield Subaccount
  (3/02)...........................................  2006        1.074            1.097               --
                                                     2005        1.076            1.074               --
                                                     2004        1.000            1.076               --

  Travelers Federated Stock Subaccount (3/02)......  2006        1.104            1.138               --
                                                     2005        1.077            1.104               --
                                                     2004        1.000            1.077               --

  Travelers Large Cap Subaccount (6/00)............  2006        1.106            1.136               --
                                                     2005        1.046            1.106               --
                                                     2004        1.000            1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.102            1.167               --
                                                     2005        1.000            1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.014            1.013               --
                                                     2005        1.006            1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.047            1.081               --
                                                     2005        1.007            1.047               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.080            1.122               --
                                                     2005        1.000            1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.025            1.041               --
                                                     2005        1.000            1.025               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        1.223            1.293               --
                                                     2005        1.122            1.223               --
                                                     2004        1.000            1.122               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        1.074            1.132               --
                                                     2005        1.071            1.074               --
                                                     2004        1.000            1.071               --

  Travelers MFS(R) Total Return Subaccount (7/00)..  2006        1.095            1.126               --
                                                     2005        1.093            1.095               --
                                                     2004        1.000            1.093               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.164            1.253               --
                                                     2005        1.124            1.164               --
                                                     2004        1.000            1.124               --

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.217            1.393               --
                                                     2005        1.143            1.217               --
                                                     2004        1.000            1.143               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.125            1.189               --
                                                     2005        1.091            1.125               --
                                                     2004        1.000            1.091               --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.033            1.083               --
                                                     2005        1.035            1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.111            1.118               --
                                                     2005        1.101            1.111               --
                                                     2004        1.000            1.101               --

  Travelers Quality Bond Subaccount (3/02).........  2006        1.018            1.005               --
                                                     2005        1.029            1.018               --
                                                     2004        1.000            1.029               --

  Travelers Strategic Equity Subaccount (6/00).....  2006        1.087            1.130               --
                                                     2005        1.095            1.087               --
                                                     2004        1.000            1.095               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.107            1.270               --
                                                     2005        1.026            1.107               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.103            1.260               --
                                                     2005        1.000            1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.086            1.043               --
                                                     2005        1.070            1.086               --
                                                     2004        1.000            1.070               --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02)...........................................  2006        1.143            1.291            3,422
                                                     2005        1.129            1.143            3,427
                                                     2004        1.000            1.129               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)...........................................  2006        1.087            1.129               --
                                                     2005        1.035            1.087               --
                                                     2004        1.000            1.035               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/02)...........................................  2006        1.254            1.359               --
                                                     2005        1.105            1.254               --
                                                     2004        1.000            1.105               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02).........................  2006        1.218            1.349               --
                                                     2005        1.038            1.218               --
                                                     2004        1.000            1.038               --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.406            1.538               --
                                                     2005        1.224            1.406               --
                                                     2004        1.000            1.224               --





-------


* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.75%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)................................  2006        0.876            0.855               --
                                                     2005        0.776            0.876               --
                                                     2004        0.729            0.776               --
                                                     2003        0.601            0.729               --
                                                     2002        0.885            0.601               --
                                                     2001        1.000            0.885               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.244            1.472          319,977
                                                     2005        1.110            1.244          262,928
                                                     2004        0.995            1.110          193,859
                                                     2003        0.749            0.995           44,490
                                                     2002        0.893            0.749           28,091
                                                     2001        1.000            0.893           24,696

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.097            1.189          766,911
                                                     2005        0.961            1.097          649,471
                                                     2004        0.869            0.961          573,303
                                                     2003        0.647            0.869          282,266
                                                     2002        0.871            0.647          273,031
                                                     2001        1.000            0.871          140,369

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.127            1.276          726,723
                                                     2005        1.084            1.127          629,208
                                                     2004        0.999            1.084          592,766
                                                     2003        0.768            0.999          346,058
                                                     2002        0.957            0.768          234,659
                                                     2001        1.000            0.957          115,327

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.302            1.287               --
                                                     2005        1.121            1.302           57,366
                                                     2004        0.954            1.121           46,565
                                                     2003        0.777            0.954               --
                                                     2002        0.877            0.777               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.709            2.227               --
                                                     2005        1.623            1.709           87,314
                                                     2004        1.257            1.623           24,865
                                                     2003        0.954            1.257               --
                                                     2002        1.047            0.954               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02)...................................  2006        1.009            1.154           25,667
                                                     2005        0.983            1.009           25,668
                                                     2004        0.953            0.983           25,669
                                                     2003        0.800            0.953               --
                                                     2002        0.838            0.800               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (6/02)..........................  2006        1.108            1.130          154,731
                                                     2005        1.066            1.108          154,337
                                                     2004        0.974            1.066          140,472
                                                     2003        0.753            0.974               --
                                                     2002        0.935            0.753               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.305            1.419               --
                                                     2005        1.205            1.305           11,937
                                                     2004        1.074            1.205              692
                                                     2003        1.000            1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.451               --
                                                     2005        1.203            1.302            5,851
                                                     2004        1.067            1.203            5,851
                                                     2003        1.000            1.067               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.246            1.450               --
                                                     2005        1.147            1.246           87,293
                                                     2004        1.036            1.147           51,019
                                                     2003        0.843            1.036               --
                                                     2002        0.999            0.843               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.217            2.791           23,412
                                                     2005        1.770            2.217           26,621
                                                     2004        1.444            1.770            2,155
                                                     2003        1.000            1.444               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.172            1.398           76,084
                                                     2005        1.082            1.172           61,169
                                                     2004        0.929            1.082           77,269
                                                     2003        0.715            0.929           77,269
                                                     2002        0.894            0.715           77,269
                                                     2001        1.000            0.894          142,176

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.251            1.497               --
                                                     2005        1.169            1.251          248,697
                                                     2004        1.026            1.169          179,247
                                                     2003        0.790            1.026           34,635
                                                     2002        0.831            0.790               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.063            1.086               --
                                                     2005        1.067            1.063           13,265
                                                     2004        0.989            1.067            6,226

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02)...........................................  2006        1.148            1.186               --
                                                     2005        1.085            1.148            2,461
                                                     2004        1.020            1.085            2,464
                                                     2003        0.913            1.020               --
                                                     2002        0.923            0.913               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)..........................  2006        1.129            1.180               --
                                                     2005        1.023            1.129               --
                                                     2004        0.911            1.023               --
                                                     2003        0.735            0.911               --
                                                     2002        0.774            0.735               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02)...................................  2006        0.973            1.031               --
                                                     2005        0.888            0.973               --
                                                     2004        0.898            0.888               --
                                                     2003        0.624            0.898               --
                                                     2002        0.657            0.624               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02)...................................  2006        0.958            1.110               --
                                                     2005        0.924            0.958               --
                                                     2004        0.899            0.924               --
                                                     2003        0.740            0.899               --
                                                     2002        0.747            0.740               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.538            1.723               --
                                                     2005        1.505            1.538           16,559
                                                     2004        1.333            1.505            4,699
                                                     2003        1.000            1.333               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)......  2006        1.029            1.194          144,656
                                                     2005        1.006            1.029          144,661
                                                     2004        0.946            1.006          173,299
                                                     2003        0.692            0.946           96,506
                                                     2002        0.940            0.692           99,440
                                                     2001        1.000            0.940           95,599

  LMPVPI Investors Subaccount (Class I) (11/99)....  2006        1.038            1.206          241,979
                                                     2005        0.991            1.038          264,206
                                                     2004        0.914            0.991          249,886
                                                     2003        0.703            0.914          178,682
                                                     2002        0.929            0.703          180,225
                                                     2001        1.000            0.929          180,225

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02)...........................................  2006        1.158            1.186            6,427
                                                     2005        1.120            1.158           30,148
                                                     2004        1.134            1.120           30,151
                                                     2003        0.799            1.134               --
                                                     2002        0.756            0.799               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)..........................................  2006        1.021            1.131          155,837
                                                     2005        0.990            1.021          124,171
                                                     2004        0.875            0.990          117,830
                                                     2003        0.598            0.875           84,031
                                                     2002        0.933            0.598           15,870
                                                     2001        1.000            0.933               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)..........................................  2006        1.205            1.315           91,839
                                                     2005        1.116            1.205           38,952
                                                     2004        1.041            1.116           33,080
                                                     2003        0.756            1.041               --
                                                     2002        0.778            0.756               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)..........................................  2006        0.969            1.096           94,023
                                                     2005        0.946            0.969           85,338
                                                     2004        0.873            0.946           70,424
                                                     2003        0.695            0.873               --
                                                     2002        0.912            0.695               --
                                                     2001        1.000            0.912               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02)...........................................  2006        1.107            1.223               --
                                                     2005        1.087            1.107               --
                                                     2004        1.021            1.087               --
                                                     2003        0.798            1.021               --
                                                     2002        0.760            0.798               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.998            1.021          111,373
                                                     2005        0.992            0.998          110,118
                                                     2004        0.998            0.992          139,310
                                                     2003        1.000            0.998               --

  LMPVPIII Social Awareness Stock Subaccount
  (3/05)...........................................  2006        1.109            1.173               --
                                                     2005        1.081            1.109               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.394            1.607           19,905
                                                     2005        1.374            1.394           19,911
                                                     2004        1.242            1.374           19,918
                                                     2003        1.000            1.242               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.629            1.797          111,335
                                                     2005        1.532            1.629           68,305
                                                     2004        1.257            1.532           57,869
                                                     2003        1.000            1.257               --

Managed Assets Trust
  Managed Assets Trust (9/04)......................  2006        1.098            1.132               --
                                                     2005        1.076            1.098           12,888
                                                     2004        1.015            1.076               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.440            1.370          155,645

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.337            1.408           75,215

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.006            1.064            1,233

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.272            1.355            5,990

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.498            1.649           49,842

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.287            1.318           35,393

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.132            1.195           12,888

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.275            1.335          137,370

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.077          127,475

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.071               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        0.998            0.985            7,353

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.271            2,995

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.265            1.396           34,331

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.219          200,336

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.464            1.573           22,195

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.093            1.149               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.124            1.163           26,726

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.028           88,609

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.888            0.866           65,489

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.999            1.020           38,028
                                                     2006        1.000            0.999           38,099

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        0.942            0.954          129,022

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.188            1.218          107,602

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.048               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058           54,455

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.186            1.267          400,864

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.050          442,117

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.068               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.086            1.153           13,254

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.037            1.072            4,212

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (5/02)...................  2006        0.991            0.999               --
                                                     2005        0.980            0.991           38,099
                                                     2004        0.987            0.980           33,673
                                                     2003        0.997            0.987               --
                                                     2002        0.999            0.997               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04)...................................  2006        1.113            1.333               --
                                                     2005        1.071            1.113           49,877
                                                     2004        0.987            1.071               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.122            1.111          122,140
                                                     2005        1.119            1.122          119,102
                                                     2004        1.045            1.119           53,989
                                                     2003        1.000            1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.195            1.219          644,563
                                                     2005        1.187            1.195          507,386
                                                     2004        1.151            1.187          473,378
                                                     2003        1.115            1.151          311,064
                                                     2002        1.041            1.115          172,708
                                                     2001        1.000            1.041           68,142

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.153            1.448          153,053
                                                     2005        1.046            1.153          153,053
                                                     2004        0.916            1.046          140,081
                                                     2003        0.725            0.916           97,804
                                                     2002        0.897            0.725          102,304
                                                     2001        1.000            0.897           16,745

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.585            1.827           63,500
                                                     2005        1.507            1.585           63,741
                                                     2004        1.215            1.507           50,198
                                                     2003        0.826            1.215           16,949
                                                     2002        1.029            0.826            3,058
                                                     2001        1.000            1.029               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01)...........................................  2006        0.938            0.998               --
                                                     2005        0.877            0.938            7,374
                                                     2004        0.838            0.877            7,395
                                                     2003        0.660            0.838            7,409
                                                     2002        0.882            0.660            2,329
                                                     2001        1.000            0.882               --

  Travelers Convertible Securities Subaccount
  (6/02)...........................................  2006        1.197            1.275               --
                                                     2005        1.214            1.197          137,370
                                                     2004        1.162            1.214          201,884
                                                     2003        0.937            1.162               --
                                                     2002        0.975            0.937               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02)...........................................  2006        1.319            1.440               --
                                                     2005        1.194            1.319          164,934
                                                     2004        1.043            1.194          138,810
                                                     2003        0.794            1.043               --
                                                     2002        0.882            0.794               --

  Travelers Equity Income Subaccount (11/99).......  2006        1.132            1.188               --
                                                     2005        1.102            1.132          123,450
                                                     2004        1.021            1.102          130,364
                                                     2003        0.792            1.021           30,906
                                                     2002        0.936            0.792           14,899
                                                     2001        1.000            0.936               --

  Travelers Federated High Yield Subaccount
  (8/02)...........................................  2006        1.304            1.337               --
                                                     2005        1.294            1.304           33,403
                                                     2004        1.193            1.294           28,155
                                                     2003        0.992            1.193               --
                                                     2002        0.941            0.992               --

  Travelers Federated Stock Subaccount (9/02)......  2006        1.104            1.142               --
                                                     2005        1.066            1.104            1,305
                                                     2004        0.982            1.066            1,306
                                                     2003        0.783            0.982               --
                                                     2002        0.788            0.783               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (11/99)...........  2006        0.914            0.942               --
                                                     2005        0.856            0.914           82,606
                                                     2004        0.818            0.856           66,923
                                                     2003        0.668            0.818            4,899
                                                     2002        0.880            0.668               --
                                                     2001        1.000            0.880               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.109            1.178               --
                                                     2005        1.045            1.109               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.020            1.023               --
                                                     2005        1.000            1.020               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.054            1.091               --
                                                     2005        1.000            1.054               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.087            1.133               --
                                                     2005        1.017            1.087           48,151

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.030            1.050               --
                                                     2005        1.011            1.030               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)..........................................  2006        0.948            1.006               --
                                                     2005        0.861            0.948            1,237
                                                     2004        0.756            0.861            1,294
                                                     2003        0.635            0.756               --
                                                     2002        0.863            0.635               --
                                                     2001        1.000            0.863               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        0.840            0.888               --
                                                     2005        0.829            0.840           68,041
                                                     2004        0.740            0.829           58,073
                                                     2003        0.549            0.740               --
                                                     2002        0.626            0.549               --

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Total Return Subaccount
  (11/99)..........................................  2006        1.150            1.186               --
                                                     2005        1.137            1.150          399,510
                                                     2004        1.038            1.137          406,698
                                                     2003        0.906            1.038           30,718
                                                     2002        0.973            0.906           23,468
                                                     2001        1.000            0.973           19,775

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.171            1.265               --
                                                     2005        1.120            1.171           21,492
                                                     2004        0.972            1.120           21,044

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.305            1.498               --
                                                     2005        1.212            1.305           49,849
                                                     2004        1.066            1.212           37,016
                                                     2003        0.843            1.066               --
                                                     2002        0.845            0.843               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.381            1.464               --
                                                     2005        1.326            1.381           22,198
                                                     2004        1.214            1.326           16,831
                                                     2003        1.000            1.214               --

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.039            1.093               --
                                                     2005        1.000            1.039               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.124               --
                                                     2005        1.093            1.114           18,943
                                                     2004        0.983            1.093            2,053

  Travelers Quality Bond Subaccount (6/02).........  2006        1.126            1.115               --
                                                     2005        1.127            1.126          250,416
                                                     2004        1.110            1.127          243,251
                                                     2003        1.056            1.110           56,643
                                                     2002        1.015            1.056               --

  Travelers Strategic Equity Subaccount (11/99)....  2006        0.784            0.818               --
                                                     2005        0.782            0.784           19,256
                                                     2004        0.722            0.782           51,790
                                                     2003        0.554            0.722           51,790
                                                     2002        0.849            0.554           51,790
                                                     2001        1.000            0.849           51,817

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.114            1.282               --
                                                     2005        1.000            1.114            2,967

                                 SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.110            1.272               --
                                                     2005        1.005            1.110            5,889

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.076            1.037               --
                                                     2005        1.050            1.076            4,226
                                                     2004        0.984            1.050            4,241

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02)...........................................  2006        1.162            1.326           33,354
                                                     2005        1.136            1.162           39,335
                                                     2004        0.985            1.136           29,215
                                                     2003        0.766            0.985               --
                                                     2002        0.907            0.766               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02)...........................................  2006        0.967            1.014               --
                                                     2005        0.912            0.967               --
                                                     2004        0.894            0.912               --
                                                     2003        0.724            0.894               --
                                                     2002        0.789            0.724               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02)...........................................  2006        1.418            1.552          327,244
                                                     2005        1.237            1.418          138,818
                                                     2004        1.093            1.237          120,389
                                                     2003        0.867            1.093               --
                                                     2002        0.985            0.867               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02).........................  2006        1.252            1.400           18,747
                                                     2005        1.055            1.252               --
                                                     2004        1.061            1.055               --
                                                     2003        0.864            1.061               --
                                                     2002        0.778            0.864               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.650            1.822           97,117
                                                     2005        1.422            1.650           95,919
                                                     2004        1.161            1.422           80,189
                                                     2003        0.855            1.161           29,607
                                                     2002        0.993            0.855            4,541

                         SEPARATE ACCOUNT CHARGES 2.75%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)................................  2006        1.180            1.141              --
                                                     2005        1.056            1.180              --
                                                     2004        1.000            1.056              --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.233            1.444              --
                                                     2005        1.111            1.233              --
                                                     2004        1.000            1.111              --

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.225            1.313              --
                                                     2005        1.083            1.225              --
                                                     2004        1.000            1.083              --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.094            1.226              --
                                                     2005        1.063            1.094              --
                                                     2004        1.000            1.063              --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.342            1.323              --
                                                     2005        1.167            1.342              --
                                                     2004        1.000            1.167              --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.340            1.729              --
                                                     2005        1.285            1.340              --
                                                     2004        1.000            1.285              --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02)...................................  2006        1.036            1.174              --
                                                     2005        1.020            1.036              --
                                                     2004        1.000            1.020              --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (6/02)..........................  2006        1.123            1.134              --
                                                     2005        1.091            1.123              --
                                                     2004        1.000            1.091              --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.195            1.294              --
                                                     2005        1.114            1.195              --
                                                     2004        1.000            1.114              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.197            1.329              --
                                                     2005        1.117            1.197              --
                                                     2004        1.000            1.117              --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.181            1.360              --
                                                     2005        1.098            1.181              --
                                                     2004        1.000            1.098              --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.561            1.945              --
                                                     2005        1.259            1.561              --
                                                     2004        1.000            1.259              --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.236            1.461              --
                                                     2005        1.154            1.236              --
                                                     2004        1.000            1.154              --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.183            1.402              --
                                                     2005        1.117            1.183              --
                                                     2004        1.000            1.117              --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.058            1.078              --
                                                     2005        1.073            1.058              --
                                                     2004        1.000            1.073              --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02)...........................................  2006        1.117            1.149              --
                                                     2005        1.066            1.117              --
                                                     2004        1.000            1.066              --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)..........................  2006        1.133            1.172              --
                                                     2005        1.036            1.133              --
                                                     2004        1.000            1.036              --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02)...................................  2006        1.140            1.196              --
                                                     2005        1.050            1.140              --
                                                     2004        1.000            1.050              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02)...................................  2006        1.114            1.278              --
                                                     2005        1.085            1.114              --
                                                     2004        1.000            1.085              --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.137            1.263              --
                                                     2005        1.123            1.137              --
                                                     2004        1.000            1.123              --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)......  2006        1.068            1.227              --
                                                     2005        1.055            1.068              --
                                                     2004        1.000            1.055              --

  LMPVPI Investors Subaccount (Class I) (11/99)....  2006        1.116            1.285              --
                                                     2005        1.077            1.116              --
                                                     2004        1.000            1.077              --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02)...........................................  2006        1.012            1.026              --
                                                     2005        0.988            1.012              --
                                                     2004        1.000            0.988              --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)..........................................  2006        1.187            1.303              --
                                                     2005        1.163            1.187              --
                                                     2004        1.000            1.163              --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)..........................................  2006        1.125            1.215              --
                                                     2005        1.052            1.125              --
                                                     2004        1.000            1.052              --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)..........................................  2006        1.083            1.213              --
                                                     2005        1.067            1.083              --
                                                     2004        1.000            1.067              --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02)...........................................  2006        1.072            1.172              --
                                                     2005        1.063            1.072              --
                                                     2004        1.000            1.063              --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.992            1.004              --
                                                     2005        0.996            0.992              --
                                                     2004        1.000            0.996              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Social Awareness Stock Subaccount
  (3/05)...........................................  2006        1.090            1.142              --
                                                     2005        1.073            1.090              --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.102            1.258              --
                                                     2005        1.097            1.102              --
                                                     2004        1.000            1.097              --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.219            1.332              --
                                                     2005        1.158            1.219              --
                                                     2004        1.000            1.158              --

Managed Assets Trust
  Managed Assets Trust (9/04)......................  2006        1.080            1.110              --
                                                     2005        1.069            1.080              --
                                                     2004        1.012            1.069              --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.329            1.256              --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.097            1.147              --

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.293            1.359              --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.260            1.333              --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.393            1.523              --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.323            1.346              --

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.110            1.165              --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.078            1.121              --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.069              --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.064              --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.181            1.158              --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.270            1.251              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.253            1.374              --

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.211              --

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.189            1.269              --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.083            1.131              --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.118            1.149              --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.021              --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.132            1.097              --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.998            1.013           5,333
                                                     2006        1.000            0.998           5,333

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.136            1.142              --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.170            1.191              --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.052              --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.035              --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.041              --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.046              --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.051              --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.126            1.195              --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.043              --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.061              --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.078            1.136              --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.043            1.071              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (5/02)...................  2006        0.993            0.998              --
                                                     2005        0.992            0.993           5,333
                                                     2004        1.000            0.992              --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04)...................................  2006        1.091            1.296              --
                                                     2005        1.060            1.091              --
                                                     2004        0.980            1.060              --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.058            1.036              --
                                                     2005        1.065            1.058              --
                                                     2004        1.000            1.065              --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.039            1.049              --
                                                     2005        1.042            1.039              --
                                                     2004        1.000            1.042              --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.263            1.569              --
                                                     2005        1.157            1.263              --
                                                     2004        1.000            1.157              --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.240            1.415              --
                                                     2005        1.190            1.240              --
                                                     2004        1.000            1.190              --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01)...........................................  2006        1.113            1.181              --
                                                     2005        1.052            1.113              --
                                                     2004        1.000            1.052              --

  Travelers Convertible Securities Subaccount
  (6/02)...........................................  2006        1.016            1.078              --
                                                     2005        1.040            1.016              --
                                                     2004        1.000            1.040              --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02)...........................................  2006        1.221            1.329              --
                                                     2005        1.116            1.221              --
                                                     2004        1.000            1.116              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (11/99).......  2006        1.118            1.170              --
                                                     2005        1.100            1.118              --
                                                     2004        1.000            1.100              --

  Travelers Federated High Yield Subaccount
  (8/02)...........................................  2006        1.074            1.097              --
                                                     2005        1.076            1.074              --
                                                     2004        1.000            1.076              --

  Travelers Federated Stock Subaccount (9/02)......  2006        1.104            1.138              --
                                                     2005        1.077            1.104              --
                                                     2004        1.000            1.077              --

  Travelers Large Cap Subaccount (11/99)...........  2006        1.106            1.136              --
                                                     2005        1.046            1.106              --
                                                     2004        1.000            1.046              --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.102            1.167              --
                                                     2005        1.044            1.102              --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.014            1.013              --
                                                     2005        1.000            1.014              --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.047            1.081              --
                                                     2005        1.000            1.047              --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.080            1.122              --
                                                     2005        1.016            1.080              --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.025            1.041              --
                                                     2005        1.010            1.025              --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)..........................................  2006        1.223            1.293              --
                                                     2005        1.122            1.223              --
                                                     2004        1.000            1.122              --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        1.074            1.132              --
                                                     2005        1.071            1.074              --
                                                     2004        1.000            1.071              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Total Return Subaccount
  (11/99)..........................................  2006        1.095            1.126              --
                                                     2005        1.093            1.095              --
                                                     2004        1.000            1.093              --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.164            1.253              --
                                                     2005        1.124            1.164              --
                                                     2004        1.000            1.124              --

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.217            1.393              --
                                                     2005        1.143            1.217              --
                                                     2004        1.000            1.143              --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.125            1.189              --
                                                     2005        1.091            1.125              --
                                                     2004        1.000            1.091              --

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.033            1.083              --
                                                     2005        1.000            1.033              --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.111            1.118              --
                                                     2005        1.101            1.111              --
                                                     2004        1.000            1.101              --

  Travelers Quality Bond Subaccount (6/02).........  2006        1.018            1.005              --
                                                     2005        1.029            1.018              --
                                                     2004        1.000            1.029              --

  Travelers Strategic Equity Subaccount (11/99)....  2006        1.087            1.130              --
                                                     2005        1.095            1.087              --
                                                     2004        1.000            1.095              --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.107            1.270              --
                                                     2005        1.000            1.107              --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.103            1.260              --
                                                     2005        1.004            1.103              --

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.086            1.043              --
                                                     2005        1.070            1.086              --
                                                     2004        1.000            1.070              --

                                 SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02)...........................................  2006        1.143            1.291              --
                                                     2005        1.129            1.143              --
                                                     2004        1.000            1.129              --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02)...........................................  2006        1.087            1.129              --
                                                     2005        1.035            1.087              --
                                                     2004        1.000            1.035              --

Variable Insurance Products Fund
  VIP Contrafund< Subaccount (Service Class 2)
  (6/02)...........................................  2006        1.254            1.359              --
                                                     2005        1.105            1.254              --
                                                     2004        1.000            1.105              --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02).........................  2006        1.218            1.349              --
                                                     2005        1.038            1.218              --
                                                     2004        1.000            1.038              --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.406            1.538              --
                                                     2005        1.224            1.406              --
                                                     2004        1.000            1.224              --





-------


* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------


                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS





Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES




                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Social            Legg Mason Partners Variable Social
     Awareness Stock Portfolio                      Awareness Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Federated High Yield Portfolio -- Class A      BlackRock High Yield Portfolio -- Class A
  Janus Capital Appreciation                     Janus Forty Portfolio -- Class A
     Portfolio -- Class A
  Mercury Large-Cap Core Portfolio -- Class A    BlackRock Large-Cap Core
                                                    Portfolio -- Class A




UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds and/or reorganized into a new trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap           Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Large Cap         Legg Mason Partners Variable Large Cap
     Growth Portfolio -- Class I                    Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors         Legg Mason Partners Variable Investors
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Small Cap         Legg Mason Partners Variable Small Cap
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                 INC.
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Legg Mason Partners Variable Growth and        Legg Mason Partners Variable Appreciation
     Income Portfolio -- Class I                    Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental       Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I                     Value Portfolio -- Class I
  Legg Mason Partners Variable Appreciation      Legg Mason Partners Variable Appreciation
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Equity Index      Legg Mason Partners Variable Equity Index
     Portfolio -- Class II                          Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap         Legg Mason Partners Variable Large Cap
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
  Legg Mason Partners Variable Social            Legg Mason Partners Variable Social
     Awareness Portfolio                            Awareness Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable        Legg Mason Partners Variable Adjustable
     Rate Income Portfolio                          Rate Income Portfolio

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------

METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  Western Asset Management High Yield Bond       BlackRock High Yield Portfolio -- Class A
     Portfolio -- Class A
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A     Lazard Mid-Cap Portfolio -- Class B




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


CREDIT SUISSE TRUST                            MET INVESTORS SERIES TRUST
  Credit Suisse Trust Emerging Markets           MFS(R) Emerging Markets Equity
     Portfolio                                      Portfolio -- Class A
LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                    Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income           Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
  Lord Abbett Series Mid Cap Value               Lord Abbett Mid-Cap Value
     Portfolio -- Class VC                          Portfolio -- Class B
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Mercury Large-Cap Core Portfolio               BlackRock Large-Cap Core Portfolio
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative        PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity                 MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
  Putnam VT Small Cap Value Fund -- Class IB     Third Avenue Small Cap Value
                                                    Portfolio -- Class B




UNDERLYING FUND SHARE CLASS EXCHANGE


The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.




      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class    BlackRock Large-Cap Core
     A                                              Portfolio -- Class E

                                   APPENDIX D

--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.


Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS


You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:

[ ] MIC-Book-04-08-81-82-83

[ ] MLAC-Book-04-08-81-82-83

                   VINTAGE L(SM) VARIABLE ANNUITY PROSPECTUS:


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This prospectus describes VINTAGE L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 30, 2007 are:








AMERICAN FUNDS INSURANCE SERIES -- CLASS 2       MET INVESTORS SERIES TRUST
  American Funds Global Growth Fund                BlackRock Large-Cap Core Portfolio -- Class
  American Funds Growth Fund                          E
  American Funds Growth-Income Fund                Dreman Small-Cap Value Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Harris Oakmark International
  VIP Contrafund(R) Portfolio -- Service              Portfolio -- Class A
     Class                                         Janus Forty Portfolio -- Class A
  VIP Mid Cap Portfolio -- Service Class 2         Lazard Mid-Cap Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Lord Abbett Growth and Income
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  Lord Abbett Mid-Cap Value
  Templeton Developing Markets Securities             Portfolio -- Class B
     Fund                                          Met/AIM Capital Appreciation
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Met/AIM Small Cap Growth Portfolio -- Class
  Mid Cap Growth Portfolio                            A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          MFS(R) Value Portfolio -- Class A
  Legg Mason Partners Variable Aggressive          Neuberger Berman Real Estate
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Appreciation        PIMCO Inflation Protected Bond
     Portfolio -- Class I                             Portfolio -- Class A
  Legg Mason Partners Variable Capital and         Pioneer Fund Portfolio -- Class A
     Income Portfolio -- Class II                  Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Equity Index           A
     Portfolio -- Class II                         Third Avenue Small Cap Value
  Legg Mason Partners Variable Fundamental            Portfolio -- Class B
     Value Portfolio -- Class I                  METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Investors           BlackRock Aggressive Growth
     Portfolio -- Class I                             Portfolio -- Class D
  Legg Mason Partners Variable Large Cap           BlackRock Bond Income Portfolio -- Class E
     Growth Portfolio -- Class I                   Capital Guardian U.S. Equity
  Legg Mason Partners Variable Mid Cap Core           Portfolio -- Class A
     Portfolio -- Class I                          FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Multiple            FI Value Leaders Portfolio -- Class D
     Discipline Portfolio -- All Cap Growth        MFS(R) Total Return Portfolio -- Class F
     and Value                                     Oppenheimer Global Equity
  Legg Mason Partners Variable Multiple               Portfolio -- Class B
     Discipline Portfolio -- Global All Cap      PIMCO VARIABLE INSURANCE
     Growth and Value                              TRUST -- ADMINISTRATIVE CLASS
  Legg Mason Partners Variable Multiple            Total Return Portfolio
     Discipline Portfolio -- Large Cap Growth
     and Value                                   METROPOLITAN SERIES FUND, INC. -- ASSET
LEGG MASON PARTNERS VARIABLE INCOME TRUST          ALLOCATION PORTFOLIOS -- CLASS B
  Legg Mason Partners Variable Adjustable          MetLife Conservative Allocation Portfolio
     Rate Income Portfolio                         MetLife Conservative to Moderate Allocation
  Legg Mason Partners Variable High Income            Portfolio
     Portfolio                                     MetLife Moderate Allocation Portfolio
  Legg Mason Partners Variable Money Market        MetLife Moderate to Aggressive Allocation
     Portfolio                                        Portfolio
                                                   MetLife Aggressive Allocation Portfolio





--------


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



Contract is no longer offered to new purchasers.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website
(http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      8
Condensed Financial Information.........     13
The Annuity Contract....................     13
  Contract Owner Inquiries..............     14
  Purchase Payments.....................     14
  Accumulation Units....................     14
  The Variable Funding Options..........     15
The Fixed Account.......................     19
Charges and Deductions..................     19
  General...............................     19
  Withdrawal Charge.....................     20
  Free Withdrawal Allowance.............     21
  Transfer Charge.......................     21
  Administrative Charges................     21
  Mortality and Expense Risk Charge.....     21
  Variable Liquidity Benefit Charge.....     22
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     22
  Guaranteed Minimum Accumulation
     Benefit Charge.....................     22
  Enhanced Stepped-Up Provision Charge..     22
  Variable Funding Option Expenses......     22
  Premium Tax...........................     22
  Changes in Taxes Based upon Premium or
     Value..............................     22
Transfers...............................     23
  Market Timing/Excessive Trading.......     23
  Dollar Cost Averaging.................     25
Access to Your Money....................     26
  Systematic Withdrawals................     26
Ownership Provisions....................     27
  Types of Ownership....................     27
     Contract Owner.....................     27
     Beneficiary........................     27
     Annuitant..........................     27
Death Benefit...........................     28
  Death Proceeds before the Maturity
     Date...............................     28
  Enhanced Stepped-Up Provision.........     29
  Payment of Proceeds...................     30
  Spousal Contract Continuance..........     32
  Beneficiary Contract Continuance......     32
  Planned Death Benefit.................     33
  Death Proceeds after the Maturity
     Date...............................     33
Living Benefits.........................     33
  Guaranteed Minimum Withdrawal
     Benefit............................     33
  Guaranteed Minimum Accumulation
     Benefit............................     40
The Annuity Period......................     45
  Maturity Date.........................     45
  Allocation of Annuity.................     46
  Variable Annuity......................     46
  Fixed Annuity.........................     46
Payment Options.........................     47
  Election of Options...................     47
  Annuity Options.......................     47
  Variable Liquidity Benefit............     47
Miscellaneous Contract Provisions.......     48
  Right to Return.......................     48
  Termination...........................     48
  Required Reports......................     48
  Suspension of Payments................     48
The Separate Accounts...................     48
  Performance Information...............     49
  Federal Tax Considerations............     50
  General Taxation of Annuities.........     50
  Types of Contracts: Qualified and Non-
     qualified..........................     51
  Qualified Annuity Contracts...........     51
     Taxation of Qualified Annuity
       Contracts........................     51
     Mandatory Distributions for
       Qualified Plans..................     51
     Individual Retirement Annuities....     52
     Roth IRAs..........................     52
     TSAs (ERISA and non-ERISA).........     53
  Non-qualified Annuity Contracts.......     54
     Diversification Requirements for
       Variable Annuities...............     56
     Ownership of the Investments.......     56
     Taxation of Death Benefit
       Proceeds.........................     56
  Other Tax Considerations..............     56
     Treatment of Charges for Optional
       Benefits.........................     56
     Puerto Rico Tax Considerations.....     57
     Non-Resident Aliens................     57
     Tax Credits and Deductions.........     57
Other Information.......................     57
  The Insurance Companies...............     57
  MetLife Insurance Company of
     Connecticut........................
  MetLife Life and Annuity Company of
     Connecticut........................
  Financial Statements..................     58
  Distribution of Variable Annuity
     Contracts..........................     58
  Voting Rights.........................     60
  Restrictions on Financial
     Transactions.......................     60
  Legal Proceedings.....................     60
Appendix A: Condensed Financial
  Information for MetLife of CT Separate
  Account Nine..........................    A-1
Appendix B: Condensed Financial
  Information for MetLife of CT Separate
  Account Ten...........................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Contents of the Statement of
  Additional Information................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b) or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                           VINTAGE L VARIABLE ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.





Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is no longer offered to new purchasers. However, you may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.




CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70% for the Annual Step-Up Benefit or 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to them in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)





TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)





VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4 +years                                      0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4 + years                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                            ANNUAL STEP-UP DEATH
                                                                   BENEFIT          ROLL-UP DEATH BENEFIT
                                                            --------------------    ---------------------


Mortality and Expense Risk ("M&E") Charge...............          1.70%(5)                 1.90%(5)
Administrative Expense Charge...........................          0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................          1.85%                    2.05%
Optional E.S.P. Charge..................................          0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................          2.00%                    2.20%
Optional GMAB Charge....................................          0.50%                    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED(6)...........................................          2.35%                    2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED.........................................          2.50%                    2.70%
Optional GMWB I Charge (maximum upon reset).............          1.00%(7)                 1.00%(7)
Optional GMWB II Charge (maximum upon reset)............          1.00%(7)                 1.00%(7)
Optional GMWB III Charge................................          0.25%                    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................          2.85%                    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................          2.85%                    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................          2.10%                    2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................          3.00%                    3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................          3.00%                    3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................          2.25%                    2.45%


---------

(5) We are waiving the M&E charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust, and an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio of the Metropolitan Series Fund, Inc.

(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                         MINIMUM      MAXIMUM
                                                                       ---------    ---------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and
other expenses)....................................................       .48%        1.72%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2...................     0.55%        0.25%       0.03%     0.83%           --         0.83%
  American Funds Growth Fund - Class
     2.................................     0.32%        0.25%       0.02%     0.59%           --         0.59%
  American Funds Growth-Income
     Fund -- Class 2...................     0.27%        0.25%       0.01%     0.53%           --         0.53%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Contrafund(R)
     Portfolio -- Service Class........     0.57%        0.10%       0.09%     0.76%           --         0.76%
  VIP Mid Cap Portfolio -- Service
     Class 2...........................     0.57%        0.25%       0.11%     0.93%           --         0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Income Securities
     Fund -- Class 2...................     0.46%        0.25%       0.01%     0.72%           --         0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund -- Class 2+.......     0.48%        0.25%       0.29%     1.02%         0.01%        1.01%(1)
  Templeton Developing Markets
     Securities Fund -- Class 2........     1.23%        0.25%       0.24%     1.72%           --         1.72%
  Templeton Foreign Securities
     Fund -- Class 2...................     0.63%        0.25%       0.15%     1.03%         0.03%        1.00%(1)
JANUS ASPEN SERIES
  Mid Cap Growth Portfolio -- Service
     Shares............................     0.64%        0.25%       0.06%     0.95%           --         0.95%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Appreciation Portfolio -- Class
     I.................................     0.70%          --        0.02%     0.72%           --         0.72%(2)
  Legg Mason Partners Variable Capital
     and Income Portfolio -- Class II..     0.75%        0.25%       0.06%     1.06%         0.11%        0.95%(3)
  Legg Mason Partners Variable Dividend
     Strategy Portfolio+++.............     0.65%          --        0.24%     0.89%           --         0.89%
  Legg Mason Partners Variable Equity
     Index Portfolio -- Class II.......     0.31%        0.25%       0.03%     0.59%           --         0.59%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I..............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Investors Portfolio -- Class I....     0.65%          --        0.07%     0.72%           --         0.72%
  Legg Mason Partners Variable Large
     Cap Growth Portfolio -- Class
     I++...............................     0.75%          --        0.04%     0.79%           --         0.79%
  Legg Mason Partners Variable Mid Cap
     Core Portfolio -- Class I++.......     0.75%          --        0.07%     0.82%           --         0.82%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap
     Growth and Value..................     0.75%        0.25%       0.05%     1.05%           --         1.05%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All
     Cap Growth and Value..............     0.75%        0.25%       0.09%     1.09%           --         1.09%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap
     Growth and Value..................     0.75%        0.25%       0.21%     1.21%           --         1.21%
  Legg Mason Partners Variable Small
     Cap Growth Portfolio -- Class I+..     0.75%          --        0.21%     0.96%           --         0.96%

                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------

LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.......................     0.55%        0.25%       0.22%     1.02%           --         1.02%
  Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio+........................     0.65%          --        0.08%     0.73%           --         0.73%
  Legg Mason Partners Variable High
     Income Portfolio++................     0.60%          --        0.06%     0.66%           --         0.66%
  Legg Mason Partners Variable Money
     Market Portfolio++................     0.45%          --        0.03%     0.48%           --         0.48%
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core
     Portfolio -- Class E..............     0.63%        0.15%       0.22%     1.00%           --         1.00%(4)(5)(6)
  Dreman Small-Cap Value
     Portfolio -- Class A..............     0.82%          --        0.37%     1.19%         0.09%        1.10%(4)(7)(8)
  Harris Oakmark International
     Portfolio -- Class A..............     0.78%          --        0.13%     0.91%           --         0.91%(4)
  Janus Forty Portfolio -- Class A.....     0.65%          --        0.06%     0.71%           --         0.71%(4)(8)
  Lazard Mid-Cap Portfolio -- Class B..     0.70%        0.25%       0.06%     1.01%           --         1.01%(4)
  Lord Abbett Growth and Income
     Portfolio -- Class B..............     0.50%        0.25%       0.03%     0.78%           --         0.78%(4)
  Lord Abbett Mid-Cap Value
     Portfolio -- Class B..............     0.68%        0.25%       0.07%     1.00%           --         1.00%(4)
  Met/AIM Capital Appreciation
     Portfolio -- Class A++............     0.77%          --        0.09%     0.86%           --         0.86%(4)(5)(8)(9)
  Met/AIM Small Cap Growth
     Portfolio -- Class A..............     0.87%          --        0.06%     0.93%           --         0.93%(4)(5)
  MFS(R) Research International
     Portfolio -- Class B+.............     0.72%        0.25%       0.14%     1.11%           --         1.11%(4)
  MFS(R) Value Portfolio -- Class A....     0.73%          --        0.23%     0.96%           --         0.96%(4)(5)(8)
  Neuberger Berman Real Estate
     Portfolio -- Class A..............     0.64%          --        0.04%     0.68%           --         0.68%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A..............     0.50%          --        0.05%     0.55%           --         0.55%(4)
  Pioneer Fund Portfolio -- Class A....     0.75%          --        0.30%     1.05%         0.05%        1.00%(4)(7)(8)
  Pioneer Strategic Income
     Portfolio -- Class A++............     0.70%          --        0.12%     0.82%           --         0.82%(4)(5)(8)(9)
  Third Avenue Small Cap Value
     Portfolio -- Class B..............     0.74%        0.25%       0.04%     1.03%           --         1.03%(4)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D..............     0.72%        0.10%       0.06%     0.88%           --         0.88%(10)
  BlackRock Bond Income
     Portfolio -- Class E..............     0.39%        0.15%       0.07%     0.61%         0.01%        0.60%(10)(11)
  Capital Guardian U.S. Equity
     Portfolio -- Class A..............     0.66%          --        0.06%     0.72%           --         0.72%(10)
  FI Large Cap Portfolio -- Class A....     0.78%          --        0.06%     0.84%           --         0.84%(10)
  FI Value Leaders Portfolio -- Class
     D.................................     0.64%        0.10%       0.07%     0.81%           --         0.81%(10)
  MFS(R) Total Return
     Portfolio -- Class F..............     0.53%        0.20%       0.05%     0.78%           --         0.78%(10)(12)
  Oppenheimer Global Equity
     Portfolio -- Class B..............     0.53%        0.25%       0.09%     0.87%           --         0.87%(10)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.............     0.60%        0.25%       0.08%     0.93%           --         0.93%(10)
PIMCO VARIABLE INSURANCE TRUST
  Total Return
     Portfolio -- Administrative
     Class.............................     0.25%          --        0.40%     0.65%           --         0.65%
VAN KAMPEN LIFE INVESTMENT TRUST  Van
  Kampen LIT Strategic Growth
  Portfolio -- Class I+................     0.70%          --        0.08%     0.78%           --         0.78%








                                                                                                               NET TOTAL ANNUAL
                                  DISTRIBUTION                 TOTAL    CONTRACTUAL FEE                       OPERATING EXPENSES
                                     AND/OR                   ANNUAL         WAIVER                                INCLUDING
                      MANAGEMENT     SERVICE       OTHER     OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL     UNDERLYING FUND
UNDERLYING FUND:          FEE     (12b-1) FEES   EXPENSES    EXPENSES    REIMBURSEMENT   OPERATING EXPENSES*       EXPENSES*
----------------      ----------  ------------  ----------  ----------  ---------------  -------------------  ------------------


METROPOLITAN SERIES
  FUND,
  INC. -- ASSET
  ALLOCATION
  PORTFOLIOS
  MetLife
     Conservative
     Allocation
     Portfolio -- C-
     lass B.........     0.10%        0.25%        0.09%       0.44%         0.09%              0.35%            0.96%(10)(13)
  MetLife
     Conservative to
     Moderate
     Allocation
     Portfolio -- -
     Class B........     0.10%        0.25%        0.02%       0.37%         0.02%              0.35%            1.00%(10)(13)

                                  DISTRIBUTION                 TOTAL    CONTRACTUAL FEE
                                     AND/OR                   ANNUAL         WAIVER
                      MANAGEMENT     SERVICE       OTHER     OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:          FEE     (12b-1) FEES   EXPENSES    EXPENSES    REIMBURSEMENT   OPERATING EXPENSES*
----------------      ----------  ------------  ----------  ----------  ---------------  -------------------

  MetLife Moderate
     Allocation
     Portfolio -- C-
     lass B.........     0.10%        0.25%        0.01%       0.36%         0.01%              0.35%            1.05%(10)(13)
  MetLife Moderate
     to Aggressive
     Allocation
     Portfolio -- -
     Class B........     0.10%        0.25%        0.01%       0.36%         0.01%              0.35%            1.10%(10)(13)
  MetLife Aggressive
     Allocation
     Portfolio -
     Class B........     0.10%        0.25%        0.07%       0.42%         0.07%              0.35%            1.10%(10)(13)



--------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (4) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.



NOTES


(1) Other Expenses include 0.01% for the Franklin Small-Mid Cap Growth Securities Fund and 0.03% for the Templeton Foreign Securities Fund of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).


(2) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(3) Management has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Operating Expenses to 0.95% until May 1, 2008.


(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.


(6) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of Class A shares of the Portfolio.


(7) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees to 1.10% for Dreman Small-Cap Value Portfolio and 1.00% for Pioneer Fund Portfolio.


(8) Other expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.


(9) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.


(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(13) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.


The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.


EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                                 IF CONTRACT IS SURRENDERED AT THE
                                                       END OF PERIOD SHOWN:
                                          ----------------------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------                            ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $1097       $1851       $2483       $4958
Underlying Fund with Minimum Total
Annual Operating Expenses...............       974        1493        1905        3898

                                                 IF CONTRACT IS NOT SURRENDERED OR
                                                ANNUITIZED AT END OF PERIOD SHOWN:
                                          ----------------------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------                            ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $497        $1491       $2483       $4958
Underlying Fund with Minimum Total
Annual Operating Expenses...............      374         1133        1905        3898





                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Vintage L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is no longer offered to new purchasers.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS




You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")



We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the

Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.




PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:





             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class    appreciation.                      Company
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Income Securities       Seeks to maximize income while     Franklin Advisers, Inc.
     Fund -- Class 2               maintaining prospects for capital
                                   appreciation.
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund -- Class 2+
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Mid Cap Growth                   Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks a balance between long-term  Legg Mason Partners Fund Advisor,
     Capital and Income            growth of capital and principal    LLC
     Portfolio -- Class II         preservation.                      Subadviser: ClearBridge Advisors,
                                                                      LLC and Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
     Dividend Strategy Portfolio+  principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital, with growth of current    LLC
     I                             income as a secondary objective.   Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth Portfolio    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Mid Cap Core                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value                                                        LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Global All Cap                                      Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Large Cap                                           Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I+                                            Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     Diversified Strategic Income                                     LLC
     Portfolio -- Class I+                                            Subadviser: Western Asset
                                                                      Management Company
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company and Western
                                                                      Asset Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory, LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors,
                                                                      LLC
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: Dreman Value
                                                                      Management L.L.C.
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class B          capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory, LLC
     Portfolio -- Class B          and current income without         Subadviser: Lord, Abbett & Co.
                                   excessive fluctuations in the      LLC
                                   market value.
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory, LLC
     Portfolio -- Class B          through investments, primarily in  Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser:  A I M Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class A          capital.                           Subadviser:  A I M Capital
                                                                      Management, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory, LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory, LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital. appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      Inc.
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class E          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           Inc.
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
VAN KAMPEN LIFE INVESTMENT TRUST
  Strategic Growth                 Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class I+






+ Not available under all Contracts. Availability depends on Contract issue date.





Certain Variable Funding Options have been subject to a merger, substitution or name change. Please see "Appendix C -- Additional Information Regarding the Underlying Funds" for more information.





                                  FIXED ACCOUNT

--------------------------------------------------------------------------------



We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners


     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative and



     -    other costs of doing business


Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.





WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:




            YEARS SINCE PURCHASE
                PAYMENT MADE
--------------------------------------------      WITHDRAWAL
  GREATER THAN OR EQUAL TO     BUT LESS THAN        CHARGE
--------------------------     -------------    --------------


          0 years                  1 year             6%
          1 year                  2 years             5%
          2 years                 3 years             4%
          3 years                 4 years             3%
         4+ years                                     0%




For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:



     (a)  any Purchase Payment to which no withdrawal charge applies, then



     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then



     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d)  any Contract earnings.



We will not deduct a withdrawal charge if Purchase Payments are distributed:



     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     -    if a lifetime annuity payout has begun



     -    under the Managed Distribution Program or



     - if you elect Annuity Payments for a fixed period of at least five years



Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.




FREE WITHDRAWAL ALLOWANCE




Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:



     (1)  from the distribution of death proceeds;



     (2)  after an annuity payout has begun; or


     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.



We will assess the charge as a percentage of the total benefit received as follows:




   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4 + years                                     0%




Please refer to Payment Options for a description of this benefit.



ENHANCED STEPPED-UP PROVISION CHARGE



If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.



VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Dreman Small-Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract

Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.



You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.



For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.


Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.


Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT



--------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below);*
                                    -  the Step-Up Value, if any, as described below
                                    -  the Roll-Up Death Benefit Value (as described
                                       below)
--------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below) or*
                                    -  the Step-Up Value, if any, as described below,
                                       or
                                    -  the Roll-Up Death Benefit Value (as described
                                       below) on the Annuitant's 80(th) birthday,
                                       plus any additional Purchase Payments and
                                       minus any partial surrender reductions (as
                                       described below) that occur after the
                                       Annuitant's 80(th) birthday.
--------------------------------------------------------------------------------------


---------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

---------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

           50,000 X (10,000/55,000) = $9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

           50,000 X (10,000/30,000) = $16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000-9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or,     The beneficiary elects to      Yes
IS THE ANNUITANT)             if none, to the surviving      continue the Contract rather
                              joint owner.                   than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or,     The spouse elects to           Yes
THE ANNUITANT)                if none, to the surviving      continue the Contract.
                              joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive the
                                                             distribution.

                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.



SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.


If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:


     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or


     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.


You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III;" we may refer to any one of these as GMWB. The availability of each rider is shown below.



--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3(rd)
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III


--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.


          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.



--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------



MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.


TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.


Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.


Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.


The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE



--------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
--------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $100,000         $100,000      Not Applicable
--------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $115,000         $100,000         $100,000         $85,000          $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $15,000(2)
--------------------------------------------------------------------------------------------------------------------




(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.


(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.


  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT



--------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
--------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $120,000      Not Applicable      $100,000         $120,000      Not Applicable      $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $130,000         $10,000          $110,000         $130,000         $10,000          $100,000
--------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.


      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT



----------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $115,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL           $105,000               $90,000               $10,000               $8,696                $10,000
----------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $85,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL            $75,000               $88,235               $10,000               $11,765               $11,765
----------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in

Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.


You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


     - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.



     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.




                CLASS B SUBACCOUNTS/UNDERLYING FUNDS
--------------------------------------------------------------------


  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Franklin Income Securities Fund
  LEGG MASON PARTNERS VARIABLE INCOME TRUST
     Legg Mason Partners Variable Adjustable Rate Income Portfolio
     Legg Mason Partners Variable High Income Portfolio
     Legg Mason Partners Variable Money Market Portfolio
  MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio
     PIMCO Inflation Protected Bond Portfolio
  METROPOLITAN SERIES FUND, INC.
     BlackRock Bond Income Portfolio
  PIMCO VARIABLE INSURANCE TRUST
     Total Return Portfolio



GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS


     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.


     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected, and any living benefit rider is terminated.


You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.


On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.


ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before this option.



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.




                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate

Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of your Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.



All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.


Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

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                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------




The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



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


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-up Provision, as well as all living benefits such as GMAB and GMWB if available in your Contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), OR 408 (INCLUDING IRA OWNERS): While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10%


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


penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------


Vintage L is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the funds' shares in connection with the Contract.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.




CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.143            1.194                 --
                                                     2005        1.113            1.143            433,246
                                                     2004        1.019            1.113            206,918
                                                     2003        0.786            1.019            134,576
                                                     2002        1.000            0.786             70,619

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00).................................  2006        1.166            1.138                 --
                                                     2005        1.034            1.166             95,999
                                                     2004        0.973            1.034             75,694
                                                     2003        0.803            0.973             40,191
                                                     2002        1.183            0.803              4,743
                                                     2001        1.000            1.183                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.649            1.950          1,493,191
                                                     2005        1.473            1.649          1,392,866
                                                     2004        1.322            1.473            689,281
                                                     2003        0.995            1.322            338,279
                                                     2002        1.188            0.995            108,035
                                                     2001        1.000            1.188                 --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.553            1.681          5,177,418
                                                     2005        1.362            1.553          5,108,335
                                                     2004        1.233            1.362          3,022,506
                                                     2003        0.918            1.233          1,910,413
                                                     2002        1.238            0.918            519,111
                                                     2001        1.000            1.238              5,663

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.341            1.517          5,407,103
                                                     2005        1.291            1.341          5,384,780
                                                     2004        1.191            1.291          3,748,375
                                                     2003        0.916            1.191          2,541,469
                                                     2002        1.143            0.916            825,826
                                                     2001        1.000            1.143              6,095

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.297            1.282                 --
                                                     2005        1.117            1.297             69,464
                                                     2004        0.952            1.117             10,285
                                                     2003        0.777            0.952              5,296
                                                     2002        1.000            0.777              6,000

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.703            2.217                 --
                                                     2005        1.618            1.703            444,721
                                                     2004        1.255            1.618            282,289
                                                     2003        0.953            1.255            261,390
                                                     2002        1.000            0.953            110,495

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.415                 --
                                                     2005        1.204            1.302            230,497
                                                     2004        1.074            1.204             45,466
                                                     2003        1.000            1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.299            1.447                 --
                                                     2005        1.202            1.299            372,761
                                                     2004        1.067            1.202             73,290
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.032            1.198          1,064,996
                                                     2005        1.000            1.032            360,823

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)......................  2006        1.303            1.391            850,852
                                                     2005        1.267            1.303            828,548
                                                     2004        1.158            1.267            703,458
                                                     2003        0.859            1.158            247,570
                                                     2002        1.228            0.859             73,361
                                                     2001        1.000            1.228                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.242            1.443                 --
                                                     2005        1.144            1.242          1,920,497
                                                     2004        1.035            1.144            911,365
                                                     2003        0.842            1.035            482,403
                                                     2002        1.000            0.842            112,568

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.211            2.780            631,126
                                                     2005        1.767            2.211            453,826
                                                     2004        1.444            1.767             74,045
                                                     2003        1.000            1.444              6,032

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.481            1.766          1,728,859
                                                     2005        1.369            1.481          1,323,471
                                                     2004        1.177            1.369            672,403
                                                     2003        0.907            1.177            254,384
                                                     2002        1.134            0.907            136,180
                                                     2001        1.000            1.134                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.246            1.490                 --
                                                     2005        1.166            1.246            699,854
                                                     2004        1.024            1.166            204,395
                                                     2003        0.789            1.024             96,803
                                                     2002        1.000            0.789             58,188

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.406            1.564             42,968
                                                     2005        1.279            1.406            122,864
                                                     2004        1.081            1.279            131,294
                                                     2003        0.817            1.081            131,035
                                                     2002        1.158            0.817             43,642
                                                     2001        1.000            1.158                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.534            1.717                 --
                                                     2005        1.502            1.534            386,440
                                                     2004        1.332            1.502            112,428
                                                     2003        1.000            1.332            101,266

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.988            1.144            271,923
                                                     2005        1.008            0.988            274,180
                                                     2004        0.993            1.008            129,017
                                                     2003        0.819            0.993             60,101
                                                     2002        1.128            0.819             13,026
                                                     2001        1.000            1.128                 --

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        1.196            1.260             31,675
                                                     2005        1.146            1.196             44,833
                                                     2004        1.135            1.146             46,001
                                                     2003        0.861            1.135             33,703
                                                     2002        1.198            0.861             24,619
                                                     2001        1.000            1.198                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.445            1.601            353,505
                                                     2005        1.403            1.445            342,386
                                                     2004        1.236            1.403            292,379
                                                     2003        0.887            1.236            145,645
                                                     2002        1.215            0.887             36,890
                                                     2001        1.000            1.215                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).......  2006        1.229            1.426          1,234,613
                                                     2005        1.204            1.229          1,548,293
                                                     2004        1.132            1.204          1,643,520
                                                     2003        0.829            1.132          1,213,718
                                                     2002        1.127            0.829            482,311
                                                     2001        1.000            1.127              6,229

  LMPVPI Investors Subaccount (Class I) (1/01).....  2006        1.261            1.463            754,904
                                                     2005        1.205            1.261          1,014,142
                                                     2004        1.112            1.205          1,069,597
                                                     2003        0.856            1.112            738,841
                                                     2002        1.134            0.856            316,814
                                                     2001        1.000            1.134                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00)...........................................  2006        1.369            1.515            371,640
                                                     2005        1.329            1.369            467,037
                                                     2004        1.176            1.329            436,895
                                                     2003        0.805            1.176            267,896
                                                     2002        1.255            0.805             20,161
                                                     2001        1.000            1.255                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00)...........  2006        1.231            1.387          2,270,939
                                                     2005        1.202            1.231          2,791,436
                                                     2004        1.125            1.202          2,527,277
                                                     2003        0.920            1.125          2,308,725
                                                     2002        1.137            0.920            523,480
                                                     2001        1.000            1.137                 --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00)...........................................  2006        1.205            1.247          1,229,206
                                                     2005        1.197            1.205          1,763,130
                                                     2004        1.142            1.197          1,620,778
                                                     2003        1.041            1.142            729,132
                                                     2002        1.012            1.041            144,253
                                                     2001        1.000            1.012                 --

  LMPVPII Equity Index Subaccount (Class II)
  (6/00)...........................................  2006        1.208            1.365          1,568,652
                                                     2005        1.180            1.208          2,001,890
                                                     2004        1.091            1.180          1,576,990
                                                     2003        0.870            1.091          1,068,257
                                                     2002        1.141            0.870            208,514
                                                     2001        1.000            1.141                 --

  LMPVPII Fundamental Value Subaccount (6/00)......  2006        1.347            1.545          1,993,242
                                                     2005        1.310            1.347          2,282,236
                                                     2004        1.233            1.310          2,104,693
                                                     2003        0.906            1.233          1,683,561
                                                     2002        1.173            0.906            528,533
                                                     2001        1.000            1.173                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.996            1.018            365,576
                                                     2005        0.991            0.996            337,114
                                                     2004        0.998            0.991             90,836
                                                     2003        1.000            0.998              2,550

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (3/00).....  2006        1.253            1.338          3,452,678
                                                     2005        1.143            1.253          3,688,212
                                                     2004        1.059            1.143          3,272,963
                                                     2003        0.802            1.059          2,216,985
                                                     2002        1.213            0.802            741,620
                                                     2001        1.000            1.213              5,724

  LMPVPIII High Income Subaccount (8/00)...........  2006        1.347            1.468          1,706,172
                                                     2005        1.337            1.347          1,752,598
                                                     2004        1.234            1.337          1,653,614
                                                     2003        0.985            1.234          1,341,664
                                                     2002        1.037            0.985            201,900
                                                     2001        1.000            1.037                 --

  LMPVPIII Large Cap Growth Subaccount (2/00)......  2006        1.286            1.321          1,186,381
                                                     2005        1.245            1.286          1,397,017
                                                     2004        1.264            1.245          1,352,456
                                                     2003        0.872            1.264          1,110,282
                                                     2002        1.181            0.872            384,417
                                                     2001        1.000            1.181                 --

  LMPVPIII Mid Cap Core Subaccount (4/00)..........  2006        1.437            1.620            485,121
                                                     2005        1.352            1.437            576,586
                                                     2004        1.247            1.352            654,161
                                                     2003        0.979            1.247            544,924
                                                     2002        1.233            0.979            270,753
                                                     2001        1.000            1.233                 --

  LMPVPIII Money Market Subaccount (2/00)..........  2006        0.982            1.009          2,117,552
                                                     2005        0.973            0.982          2,876,757
                                                     2004        0.983            0.973          3,211,212
                                                     2003        0.995            0.983          2,901,484
                                                     2002        1.000            0.995          2,395,570
                                                     2001        1.000            1.000                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.480            1.651          3,067,305
                                                     2005        1.432            1.480          2,931,737
                                                     2004        1.368            1.432          1,902,696
                                                     2003        1.060            1.368          1,000,414
                                                     2002        1.000            1.060            228,011

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.310            1.421          5,801,545
                                                     2005        1.280            1.310          6,959,628
                                                     2004        1.242            1.280          4,117,282
                                                     2003        1.037            1.242          1,860,167
                                                     2002        1.000            1.037            367,255

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.569            1.774            970,821
                                                     2005        1.500            1.569          1,001,500
                                                     2004        1.386            1.500            388,786
                                                     2003        1.073            1.386            193,380
                                                     2002        1.000            1.073             27,934

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.441            1.588            745,667
                                                     2005        1.417            1.441            941,155
                                                     2004        1.353            1.417            596,551
                                                     2003        1.068            1.353            416,126
                                                     2002        1.000            1.068             43,322

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.391            1.601            472,960
                                                     2005        1.372            1.391            516,959
                                                     2004        1.241            1.372            439,996
                                                     2003        1.000            1.241              9,795

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.625            1.790            788,623
                                                     2005        1.529            1.625            891,248
                                                     2004        1.256            1.529            337,639
                                                     2003        1.000            1.256            171,217

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.336            1.412            254,579

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.271            1.353             63,505

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.492            1.641            503,697

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.312             72,557

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.074          2,526,375

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.070             30,882

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.359            1.340            168,317

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.281            1.269              9,703

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.262            1.393            611,218

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.218            662,239

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.460            1.567            132,280

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.092            1.147              8,605

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.160          1,268,342

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.027          1,422,559

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.885            0.862            388,262

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.041            1.079          3,066,464

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.143            1.173            302,512

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.212            1.227            360,693

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.428            1.462          1,798,073

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059              5,308

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.041            215,648

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.047             93,358

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053             83,637

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058            123,201

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.311            1.399          3,994,432

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.049          1,352,414

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067             76,994

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.119            1.107          3,283,429
                                                     2005        1.117            1.119          2,555,183
                                                     2004        1.045            1.117            974,468
                                                     2003        1.000            1.045            233,173

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.146            1.169          9,603,831
                                                     2005        1.140            1.146         12,289,203
                                                     2004        1.107            1.140         11,093,565
                                                     2003        1.074            1.107         10,441,947
                                                     2002        1.003            1.074          3,411,930
                                                     2001        1.000            1.003                 --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.458            1.828            136,687
                                                     2005        1.323            1.458            188,294
                                                     2004        1.160            1.323            191,672
                                                     2003        0.919            1.160            186,378
                                                     2002        1.138            0.919             63,610
                                                     2001        1.000            1.138                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.874            2.157            367,368
                                                     2005        1.783            1.874            418,626
                                                     2004        1.439            1.783            396,956
                                                     2003        0.980            1.439            376,864
                                                     2002        1.221            0.980            182,271
                                                     2001        1.000            1.221                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        1.277            1.359                 --
                                                     2005        1.196            1.277            190,318
                                                     2004        1.144            1.196            375,673
                                                     2003        0.901            1.144            277,176
                                                     2002        1.206            0.901             89,349
                                                     2001        1.000            1.206                 --

  Travelers Equity Income Subaccount (10/00).......  2006        1.360            1.428                 --
                                                     2005        1.326            1.360          2,433,988
                                                     2004        1.229            1.326          2,231,165
                                                     2003        0.955            1.229          1,497,940
                                                     2002        1.130            0.955            132,792
                                                     2001        1.000            1.130                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (6/00)............  2006        1.177            1.212                 --
                                                     2005        1.103            1.177            305,074
                                                     2004        1.055            1.103            587,004
                                                     2003        0.862            1.055            525,495
                                                     2002        1.138            0.862             71,115
                                                     2001        1.000            1.138                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.108            1.177                 --
                                                     2005        1.000            1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.019            1.022                 --
                                                     2005        1.007            1.019             25,289

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.053            1.090                 --
                                                     2005        1.008            1.053             49,057

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.086            1.132                 --
                                                     2005        1.000            1.086             44,275

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.030            1.049                 --
                                                     2005        1.000            1.030              4,434

  Travelers Managed Income Subaccount (7/00).......  2006        1.052            1.041                 --
                                                     2005        1.057            1.052          3,723,014
                                                     2004        1.047            1.057          3,291,375
                                                     2003        0.984            1.047          2,134,736
                                                     2002        0.981            0.984            483,229
                                                     2001        1.000            0.981                 --

  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        1.259            1.336                 --
                                                     2005        1.145            1.259            382,840
                                                     2004        1.006            1.145            528,392
                                                     2003        0.846            1.006            438,531
                                                     2002        1.151            0.846             27,272
                                                     2001        1.000            1.151                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        0.837            0.885                 --
                                                     2005        0.827            0.837            363,071
                                                     2004        0.738            0.827            197,288
                                                     2003        0.549            0.738             79,566
                                                     2002        1.000            0.549              6,056

  Travelers MFS(R) Total Return Subaccount (7/00)..  2006        1.271            1.311                 --
                                                     2005        1.258            1.271          5,187,440
                                                     2004        1.150            1.258          4,470,787
                                                     2003        1.005            1.150          3,403,681
                                                     2002        1.081            1.005            458,806
                                                     2001        1.000            1.081                 --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.169            1.262                 --
                                                     2005        1.119            1.169            425,726
                                                     2004        1.000            1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.300            1.492                 --
                                                     2005        1.209            1.300            476,199
                                                     2004        1.064            1.209            377,856
                                                     2003        0.843            1.064             45,040
                                                     2002        1.000            0.843              7,884

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.377            1.460                 --
                                                     2005        1.324            1.377            109,545
                                                     2004        1.213            1.324             68,258
                                                     2003        1.000            1.213             14,955

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.038            1.092                 --
                                                     2005        1.036            1.038              2,664

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.122                 --
                                                     2005        1.092            1.112          1,908,893
                                                     2004        1.000            1.092            828,053

  Travelers Strategic Equity Subaccount (6/00).....  2006        1.056            1.101                 --
                                                     2005        1.054            1.056            229,625
                                                     2004        0.974            1.054            192,976
                                                     2003        0.749            0.974            137,627
                                                     2002        1.148            0.749             83,170
                                                     2001        1.000            1.148                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.113            1.281                 --
                                                     2005        1.027            1.113              8,406

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.109            1.271                 --
                                                     2005        1.000            1.109             15,029

  Travelers Van Kampen Enterprise Subaccount
  (4/00)...........................................  2006        1.102            1.143                 --
                                                     2005        1.041            1.102            258,617
                                                     2004        1.021            1.041            124,503
                                                     2003        0.828            1.021             78,814
                                                     2002        1.194            0.828                 --
                                                     2001        1.000            1.194                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)........................................  2006        1.046            1.056            103,007
                                                     2005        0.987            1.046            126,788
                                                     2004        0.940            0.987             96,939
                                                     2003        0.752            0.940             68,581
                                                     2002        1.134            0.752             28,027
                                                     2001        1.000            1.134                 --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (5/00)...........................................  2006        1.628            1.784          2,391,367
                                                     2005        1.419            1.628          2,046,688
                                                     2004        1.254            1.419          1,366,552
                                                     2003        0.995            1.254            855,032
                                                     2002        1.119            0.995            157,173
                                                     2001        1.000            1.119                 --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.643            1.813          1,974,513
                                                     2005        1.418            1.643          1,993,749
                                                     2004        1.159            1.418          1,597,208
                                                     2003        0.854            1.159          1,203,368
                                                     2002        1.000            0.854            289,347






                         SEPARATE ACCOUNT CHARGES 2.70%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.099            1.144               --
                                                     2005        1.079            1.099               --
                                                     2004        1.000            1.079               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00).................................  2006        1.181            1.142               --
                                                     2005        1.056            1.181               --
                                                     2004        1.000            1.056               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.234            1.446            8,568
                                                     2005        1.111            1.234            4,830
                                                     2004        1.000            1.111               --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.226            1.315           27,779
                                                     2005        1.084            1.226           14,444
                                                     2004        1.000            1.084               --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.095            1.228           34,469
                                                     2005        1.063            1.095           28,099
                                                     2004        1.000            1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.343            1.324               --
                                                     2005        1.167            1.343               --
                                                     2004        1.000            1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.341            1.731               --
                                                     2005        1.285            1.341               --
                                                     2004        1.000            1.285               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.196            1.296               --
                                                     2005        1.115            1.196            4,422
                                                     2004        1.000            1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.197            1.330               --
                                                     2005        1.117            1.197           28,051
                                                     2004        1.000            1.117               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.026            1.181            6,694
                                                     2005        1.000            1.026               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)......................  2006        1.105            1.169               --
                                                     2005        1.083            1.105               --
                                                     2004        1.000            1.083               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.182            1.362               --
                                                     2005        1.098            1.182               --
                                                     2004        1.000            1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.562            1.948            3,379
                                                     2005        1.259            1.562            1,944
                                                     2004        1.000            1.259               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.237            1.463            8,544
                                                     2005        1.154            1.237            4,762
                                                     2004        1.000            1.154               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.184            1.404               --
                                                     2005        1.117            1.184               --
                                                     2004        1.000            1.117               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.230            1.356               --
                                                     2005        1.128            1.230               --
                                                     2004        1.000            1.128               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.138            1.265               --
                                                     2005        1.124            1.138               --
                                                     2004        1.000            1.124               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.985            1.131               --
                                                     2005        1.014            0.985               --
                                                     2004        1.000            1.014               --

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        1.060            1.107               --
                                                     2005        1.024            1.060               --
                                                     2004        1.000            1.024               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.192            1.309               --
                                                     2005        1.167            1.192               --
                                                     2004        1.000            1.167               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).......  2006        1.069            1.229               --
                                                     2005        1.055            1.069               --
                                                     2004        1.000            1.055               --

  LMPVPI Investors Subaccount (Class I) (1/01).....  2006        1.117            1.286               --
                                                     2005        1.077            1.117               --
                                                     2004        1.000            1.077               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00)...........................................  2006        1.188            1.304               --
                                                     2005        1.164            1.188               --
                                                     2004        1.000            1.164               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00)...........  2006        1.071            1.196           31,256
                                                     2005        1.055            1.071           31,278
                                                     2004        1.000            1.055               --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00)...........................................  2006        1.066            1.094               --
                                                     2005        1.068            1.066               --
                                                     2004        1.000            1.068               --

  LMPVPII Equity Index Subaccount (Class II)
  (6/00)...........................................  2006        1.084            1.214               --
                                                     2005        1.068            1.084               --
                                                     2004        1.000            1.068               --

  LMPVPII Fundamental Value Subaccount (6/00)......  2006        1.077            1.224            5,857
                                                     2005        1.056            1.077            5,857
                                                     2004        1.000            1.056               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.992            1.006            6,317
                                                     2005        0.996            0.992            6,323
                                                     2004        1.000            0.996               --

  LMPVPIII Aggressive Growth Subaccount (3/00).....  2006        1.156            1.225           64,934
                                                     2005        1.064            1.156           71,280
                                                     2004        1.000            1.064               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII High Income Subaccount (8/00)...........  2006        1.081            1.168            6,766
                                                     2005        1.083            1.081               --
                                                     2004        1.000            1.083               --

  LMPVPIII Large Cap Growth Subaccount (2/00)......  2006        1.012            1.031               --
                                                     2005        0.988            1.012               --
                                                     2004        1.000            0.988               --

  LMPVPIII Mid Cap Core Subaccount (4/00)..........  2006        1.152            1.287            8,675
                                                     2005        1.092            1.152            8,686
                                                     2004        1.000            1.092               --

  LMPVPIII Money Market Subaccount (2/00)..........  2006        0.992            1.011           23,134
                                                     2005        0.992            0.992           23,155
                                                     2004        1.000            0.992               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.062            1.175               --
                                                     2005        1.037            1.062               --
                                                     2004        1.000            1.037               --

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.044            1.123           85,331
                                                     2005        1.029            1.044          146,523
                                                     2004        1.000            1.029               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.104            1.238               --
                                                     2005        1.065            1.104               --
                                                     2004        1.000            1.065               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.039            1.136               --
                                                     2005        1.031            1.039               --
                                                     2004        1.000            1.031               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.103            1.259               --
                                                     2005        1.098            1.103               --
                                                     2004        1.000            1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.220            1.333           17,867
                                                     2005        1.158            1.220           13,558
                                                     2004        1.000            1.158               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.295            1.361               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.261            1.334               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.395            1.525            5,306

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.324            1.347               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.068               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.064            7,446

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.182            1.159           61,850

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.271            1.252               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.254            1.376           40,201

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.211               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.190            1.270               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.083            1.132               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.119            1.150           16,724

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.021           53,969

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.133            1.098            4,738

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.000            1.030          149,570

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.123            1.146               --

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.137            1.144               --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.171            1.193               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.052               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.035               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.042               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.047           94,815

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.052               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.127            1.196          144,761

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.043            5,495

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.059            1.038           20,676
                                                     2005        1.065            1.059           12,485
                                                     2004        1.000            1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.039            1.051           27,845
                                                     2005        1.042            1.039           22,918
                                                     2004        1.000            1.042               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.264            1.571               --
                                                     2005        1.157            1.264               --
                                                     2004        1.000            1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.241            1.417            5,626
                                                     2005        1.191            1.241               --
                                                     2004        1.000            1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        1.114            1.182               --
                                                     2005        1.053            1.114           68,471
                                                     2004        1.000            1.053               --

  Travelers Equity Income Subaccount (10/00).......  2006        1.119            1.171               --
                                                     2005        1.100            1.119               --
                                                     2004        1.000            1.100               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (6/00)............  2006        1.107            1.137               --
                                                     2005        1.046            1.107               --
                                                     2004        1.000            1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.102            1.168               --
                                                     2005        1.000            1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.014            1.014               --
                                                     2005        1.006            1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.048            1.081               --
                                                     2005        1.007            1.048          117,297

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.080            1.123               --
                                                     2005        1.000            1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.025            1.041               --
                                                     2005        1.000            1.025               --

  Travelers Managed Income Subaccount (7/00).......  2006        1.013            1.000               --
                                                     2005        1.027            1.013          163,216
                                                     2004        1.000            1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        1.224            1.295               --
                                                     2005        1.122            1.224               --
                                                     2004        1.000            1.122               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        1.075            1.133               --
                                                     2005        1.071            1.075            4,744
                                                     2004        1.000            1.071               --

  Travelers MFS(R) Total Return Subaccount (7/00)..  2006        1.096            1.127               --
                                                     2005        1.094            1.096          157,897
                                                     2004        1.000            1.094               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.165            1.254               --
                                                     2005        1.124            1.165           22,336
                                                     2004        1.000            1.124               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.218            1.395               --
                                                     2005        1.143            1.218               --
                                                     2004        1.000            1.143               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.126            1.190               --
                                                     2005        1.091            1.126               --
                                                     2004        1.000            1.091               --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.033            1.083               --
                                                     2005        1.035            1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.119               --
                                                     2005        1.102            1.112           16,285
                                                     2004        1.000            1.102               --

  Travelers Strategic Equity Subaccount (6/00).....  2006        1.088            1.131               --
                                                     2005        1.096            1.088               --
                                                     2004        1.000            1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.108            1.271               --
                                                     2005        1.026            1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.103            1.261               --
                                                     2005        1.000            1.103               --

  Travelers Van Kampen Enterprise Subaccount
  (4/00)...........................................  2006        1.086            1.123               --
                                                     2005        1.034            1.086               --
                                                     2004        1.000            1.034               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)........................................  2006        1.110            1.112               --
                                                     2005        1.057            1.110               --
                                                     2004        1.000            1.057               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (5/00)...........................................  2006        1.257            1.366            5,742
                                                     2005        1.105            1.257               --
                                                     2004        1.000            1.105               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.407            1.540           10,348
                                                     2005        1.225            1.407            2,809
                                                     2004        1.000            1.225               --




--------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.143            1.194                 --
                                                     2005        1.113            1.143          1,135,267
                                                     2004        1.019            1.113          1,187,584
                                                     2003        0.786            1.019          1,180,761
                                                     2002        0.980            0.786            442,063

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)................................  2006        1.166            1.138                 --
                                                     2005        1.034            1.166            244,221
                                                     2004        0.973            1.034            458,633
                                                     2003        0.803            0.973            483,364
                                                     2002        1.183            0.803            440,010
                                                     2001        1.000            1.183             25,673

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.649            1.950          1,779,732
                                                     2005        1.473            1.649          1,914,049
                                                     2004        1.322            1.473          1,965,953
                                                     2003        0.995            1.322          1,577,762
                                                     2002        1.188            0.995            579,448
                                                     2001        1.000            1.188             53,009

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.553            1.681          6,204,083
                                                     2005        1.362            1.553          6,908,813
                                                     2004        1.233            1.362          7,498,271
                                                     2003        0.918            1.233          6,289,036
                                                     2002        1.238            0.918          2,672,503
                                                     2001        1.000            1.238            328,550

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.341            1.517          5,744,650
                                                     2005        1.291            1.341          6,617,005
                                                     2004        1.191            1.291          7,869,519
                                                     2003        0.916            1.191          6,886,746
                                                     2002        1.143            0.916          3,517,428
                                                     2001        1.000            1.143            483,056

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.297            1.282                 --
                                                     2005        1.117            1.297            200,941
                                                     2004        0.952            1.117            274,552
                                                     2003        0.777            0.952            276,632
                                                     2002        0.877            0.777            223,435

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.703            2.217                 --
                                                     2005        1.618            1.703            399,140
                                                     2004        1.255            1.618            534,356
                                                     2003        0.953            1.255            420,706
                                                     2002        1.046            0.953            169,208

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.302            1.415                 --
                                                     2005        1.204            1.302             60,422
                                                     2004        1.074            1.204             34,482
                                                     2003        1.000            1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.299            1.447                 --
                                                     2005        1.202            1.299            117,915
                                                     2004        1.067            1.202             26,373
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.032            1.198            364,879
                                                     2005        0.984            1.032            156,613

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).....................  2006        1.303            1.391            506,857
                                                     2005        1.267            1.303            683,312
                                                     2004        1.158            1.267            909,411
                                                     2003        0.859            1.158            907,594
                                                     2002        1.228            0.859            479,572
                                                     2001        1.000            1.228             19,240

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.242            1.443                 --
                                                     2005        1.144            1.242          1,734,260
                                                     2004        1.035            1.144          1,999,529
                                                     2003        0.842            1.035          1,608,369
                                                     2002        0.999            0.842            719,789

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.211            2.780            643,439
                                                     2005        1.767            2.211            838,387
                                                     2004        1.444            1.767            538,483
                                                     2003        1.000            1.444             73,437

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.481            1.766          1,658,197
                                                     2005        1.369            1.481          2,258,919
                                                     2004        1.177            1.369          1,963,706
                                                     2003        0.907            1.177          1,293,188
                                                     2002        1.134            0.907            589,742
                                                     2001        1.000            1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.246            1.490                 --
                                                     2005        1.166            1.246            439,470
                                                     2004        1.024            1.166            662,918
                                                     2003        0.789            1.024            314,762
                                                     2002        0.831            0.789            130,925

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.406            1.564             47,185
                                                     2005        1.279            1.406             90,671
                                                     2004        1.081            1.279            158,448
                                                     2003        0.817            1.081            160,435
                                                     2002        1.158            0.817            125,487
                                                     2001        1.000            1.158             17,376

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.534            1.717                 --
                                                     2005        1.502            1.534            237,592
                                                     2004        1.332            1.502            247,135
                                                     2003        1.000            1.332             80,414

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.988            1.144            188,433
                                                     2005        1.008            0.988            275,476
                                                     2004        0.993            1.008            282,385
                                                     2003        0.819            0.993            237,783
                                                     2002        1.128            0.819             29,741
                                                     2001        1.000            1.128             29,747

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        1.196            1.260            637,797
                                                     2005        1.146            1.196            774,217
                                                     2004        1.135            1.146            819,997
                                                     2003        0.861            1.135            822,579
                                                     2002        1.198            0.861            536,721
                                                     2001        1.000            1.198              1,868

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.445            1.601            201,255
                                                     2005        1.403            1.445            629,540
                                                     2004        1.236            1.403            853,139
                                                     2003        0.887            1.236            793,268
                                                     2002        1.215            0.887            191,027
                                                     2001        1.000            1.215             20,517

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)......  2006        1.229            1.426          1,799,672
                                                     2005        1.204            1.229          2,575,093
                                                     2004        1.132            1.204          3,132,904
                                                     2003        0.829            1.132          2,830,329
                                                     2002        1.127            0.829          1,972,141
                                                     2001        1.000            1.127            277,708

  LMPVPI Investors Subaccount (Class I) (11/99)....  2006        1.261            1.463            702,579
                                                     2005        1.205            1.261          1,173,271
                                                     2004        1.112            1.205          1,380,340
                                                     2003        0.856            1.112            997,741
                                                     2002        1.134            0.856            806,373
                                                     2001        1.000            1.134             76,156

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)..........................................  2006        1.369            1.515            502,492
                                                     2005        1.329            1.369            983,324
                                                     2004        1.176            1.329          1,076,083
                                                     2003        0.805            1.176          1,094,670
                                                     2002        1.255            0.805            354,038
                                                     2001        1.000            1.255              3,283

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)..........  2006        1.231            1.387          1,992,976
                                                     2005        1.202            1.231          2,572,298
                                                     2004        1.125            1.202          3,204,167
                                                     2003        0.920            1.125          3,133,227
                                                     2002        1.137            0.920          1,845,981
                                                     2001        1.000            1.137            203,714

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)..........................................  2006        1.205            1.247            937,830
                                                     2005        1.197            1.205          1,348,770
                                                     2004        1.142            1.197          1,817,440
                                                     2003        1.041            1.142          1,747,167
                                                     2002        1.012            1.041            662,115
                                                     2001        1.000            1.012            523,138

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)..........................................  2006        1.208            1.365          1,061,629
                                                     2005        1.180            1.208          1,239,450
                                                     2004        1.091            1.180          2,117,905
                                                     2003        0.870            1.091          2,036,010
                                                     2002        1.141            0.870            903,725
                                                     2001        1.000            1.141             46,322

  LMPVPII Fundamental Value Subaccount (12/99).....  2006        1.347            1.545          3,111,458
                                                     2005        1.310            1.347          4,177,163
                                                     2004        1.233            1.310          5,355,555
                                                     2003        0.906            1.233          4,860,962
                                                     2002        1.173            0.906          3,156,979
                                                     2001        1.000            1.173            387,824

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.996            1.018            273,132
                                                     2005        0.991            0.996            453,573
                                                     2004        0.998            0.991            429,944
                                                     2003        1.000            0.998            109,660

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (11/99)....  2006        1.253            1.338          3,808,697
                                                     2005        1.143            1.253          4,973,640
                                                     2004        1.059            1.143          6,336,022
                                                     2003        0.802            1.059          6,029,951
                                                     2002        1.213            0.802          3,744,111
                                                     2001        1.000            1.213            395,035

  LMPVPIII High Income Subaccount (11/99)..........  2006        1.347            1.468          1,610,010
                                                     2005        1.337            1.347          2,011,733
                                                     2004        1.234            1.337          2,626,527
                                                     2003        0.985            1.234          2,202,057
                                                     2002        1.037            0.985            807,357
                                                     2001        1.000            1.037             54,303

  LMPVPIII Large Cap Growth Subaccount (11/99).....  2006        1.286            1.321          1,174,253
                                                     2005        1.245            1.286          1,588,431
                                                     2004        1.264            1.245          1,826,099
                                                     2003        0.872            1.264          2,146,063
                                                     2002        1.181            0.872            959,386
                                                     2001        1.000            1.181            220,733

  LMPVPIII Mid Cap Core Subaccount (11/99).........  2006        1.437            1.620            878,058
                                                     2005        1.352            1.437          1,184,951
                                                     2004        1.247            1.352          1,428,209
                                                     2003        0.979            1.247          1,440,600
                                                     2002        1.233            0.979            736,476
                                                     2001        1.000            1.233            106,957

  LMPVPIII Money Market Subaccount (11/99).........  2006        0.982            1.009          1,422,165
                                                     2005        0.973            0.982          2,976,424
                                                     2004        0.983            0.973          2,990,206
                                                     2003        0.995            0.983          7,405,805
                                                     2002        1.000            0.995          8,019,286
                                                     2001        1.000            1.000          4,696,068

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.480            1.651          3,651,682
                                                     2005        1.432            1.480          5,606,393
                                                     2004        1.368            1.432          6,521,502
                                                     2003        1.060            1.368          5,312,500
                                                     2002        1.000            1.060            964,512

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.310            1.421          4,535,797
                                                     2005        1.280            1.310          6,280,057
                                                     2004        1.242            1.280          6,827,909
                                                     2003        1.037            1.242          5,886,565
                                                     2002        1.000            1.037            849,098

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.569            1.774          2,048,912
                                                     2005        1.500            1.569          2,589,383
                                                     2004        1.386            1.500          2,421,419
                                                     2003        1.073            1.386            374,914
                                                     2002        1.000            1.073             74,562

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.441            1.588            334,926
                                                     2005        1.417            1.441            442,064
                                                     2004        1.353            1.417            491,432
                                                     2003        1.068            1.353            261,444
                                                     2002        1.000            1.068             54,967

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.391            1.601            353,400
                                                     2005        1.372            1.391            395,149
                                                     2004        1.241            1.372            374,495
                                                     2003        1.000            1.241            244,664

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.625            1.790            540,138
                                                     2005        1.529            1.625            961,887
                                                     2004        1.256            1.529            710,264
                                                     2003        1.000            1.256            316,447

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.336            1.412            178,351

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.271            1.353                 --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.492            1.641            427,771

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.282            1.312             98,813

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.074          2,513,839

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.070              9,137

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.359            1.340            369,237

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.281            1.269              1,699

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.262            1.393            113,433

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.218            687,855

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.460            1.567             13,451

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.092            1.147                168

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.122            1.160            939,707

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.027            536,318

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.885            0.862            762,364

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.041            1.079          1,714,633

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.143            1.173            153,803

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.212            1.227          1,173,634

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.428            1.462          1,625,768

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.059             76,739

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.041            129,591

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.047              3,377

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053             54,976

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.058          3,744,117

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.311            1.399          6,782,019

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.049            703,434

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.067            298,379

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.119            1.107          1,144,215
                                                     2005        1.117            1.119          1,495,964
                                                     2004        1.045            1.117          2,231,285
                                                     2003        1.000            1.045          1,039,141

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.146            1.169          7,635,347
                                                     2005        1.140            1.146         10,573,072
                                                     2004        1.107            1.140         14,158,270
                                                     2003        1.074            1.107         14,489,686
                                                     2002        1.003            1.074          8,698,076
                                                     2001        1.000            1.003            284,980

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.458            1.828            502,241
                                                     2005        1.323            1.458            375,153
                                                     2004        1.160            1.323            516,700
                                                     2003        0.919            1.160            603,425
                                                     2002        1.138            0.919            285,369
                                                     2001        1.000            1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.874            2.157            619,859
                                                     2005        1.783            1.874            844,247
                                                     2004        1.439            1.783          1,134,138
                                                     2003        0.980            1.439          1,081,087
                                                     2002        1.221            0.980            712,422
                                                     2001        1.000            1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01)...........................................  2006        1.277            1.359                 --
                                                     2005        1.196            1.277            434,982
                                                     2004        1.144            1.196            595,498
                                                     2003        0.901            1.144            327,479
                                                     2002        1.206            0.901             82,566
                                                     2001        1.000            1.206              3,553

  Travelers Equity Income Subaccount (11/99).......  2006        1.360            1.428                 --
                                                     2005        1.326            1.360          2,251,835
                                                     2004        1.229            1.326          2,433,328
                                                     2003        0.955            1.229          1,969,032
                                                     2002        1.130            0.955            718,818
                                                     2001        1.000            1.130             27,813

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (11/99)...........  2006        1.177            1.212                 --
                                                     2005        1.103            1.177          1,103,383
                                                     2004        1.055            1.103            915,748
                                                     2003        0.862            1.055            794,841
                                                     2002        1.138            0.862            226,191
                                                     2001        1.000            1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.108            1.177                 --
                                                     2005        1.045            1.108                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.019            1.022                 --
                                                     2005        1.000            1.019             86,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.053            1.090                 --
                                                     2005        1.000            1.053             78,054

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.086            1.132                 --
                                                     2005        1.017            1.086          3,561,326

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.030            1.049                 --
                                                     2005        1.011            1.030                 --

  Travelers Managed Income Subaccount (11/99)......  2006        1.052            1.041                 --
                                                     2005        1.057            1.052          2,208,312
                                                     2004        1.047            1.057          3,414,689
                                                     2003        0.984            1.047          4,096,730
                                                     2002        0.981            0.984          2,197,709
                                                     2001        1.000            0.981             86,039

  Travelers Mercury Large Cap Core Subaccount
  (11/99)..........................................  2006        1.259            1.336                 --
                                                     2005        1.145            1.259            194,233
                                                     2004        1.006            1.145            273,915
                                                     2003        0.846            1.006            172,694
                                                     2002        1.151            0.846            159,360
                                                     2001        1.000            1.151                614

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        0.837            0.885                 --
                                                     2005        0.827            0.837          1,016,433
                                                     2004        0.738            0.827            768,481
                                                     2003        0.549            0.738            783,843
                                                     2002        0.626            0.549            222,429

  Travelers MFS(R) Total Return Subaccount
  (11/99)..........................................  2006        1.271            1.311                 --
                                                     2005        1.258            1.271          9,648,193
                                                     2004        1.150            1.258         10,625,367
                                                     2003        1.005            1.150          9,375,765
                                                     2002        1.081            1.005          4,154,038
                                                     2001        1.000            1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.169            1.262                 --
                                                     2005        1.119            1.169            108,277
                                                     2004        0.972            1.119                 --

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.300            1.492                 --
                                                     2005        1.209            1.300            424,780
                                                     2004        1.064            1.209            404,686
                                                     2003        0.843            1.064            261,140
                                                     2002        0.845            0.843             35,971

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.377            1.460                 --
                                                     2005        1.324            1.377             25,462
                                                     2004        1.213            1.324             30,145
                                                     2003        1.000            1.213             22,941

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.038            1.092                 --
                                                     2005        1.000            1.038                209

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.122                 --
                                                     2005        1.092            1.112            176,162
                                                     2004        0.983            1.092              7,354

  Travelers Strategic Equity Subaccount (11/99)....  2006        1.056            1.101                 --
                                                     2005        1.054            1.056            738,970
                                                     2004        0.974            1.054            840,779
                                                     2003        0.749            0.974            875,861
                                                     2002        1.148            0.749            654,693
                                                     2001        1.000            1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.113            1.281                 --
                                                     2005        1.000            1.113                 --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.109            1.271                 --
                                                     2005        1.005            1.109                 --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)..........................................  2006        1.102            1.143                 --
                                                     2005        1.041            1.102            216,442
                                                     2004        1.021            1.041            216,807
                                                     2003        0.828            1.021             65,519
                                                     2002        1.194            0.828             50,164
                                                     2001        1.000            1.194                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).......................................  2006        1.046            1.056             41,037
                                                     2005        0.987            1.046            220,369
                                                     2004        0.940            0.987            331,269
                                                     2003        0.752            0.940            350,888
                                                     2002        1.134            0.752            217,610
                                                     2001        1.000            1.134             81,986

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)..........................................  2006        1.628            1.784            962,622
                                                     2005        1.419            1.628          1,117,054
                                                     2004        1.254            1.419            871,719
                                                     2003        0.995            1.254            733,222
                                                     2002        1.119            0.995            494,365
                                                     2001        1.000            1.119             61,062

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.643            1.813          1,263,253
                                                     2005        1.418            1.643          1,771,018
                                                     2004        1.159            1.418          1,933,959
                                                     2003        0.854            1.159          1,521,044
                                                     2002        0.993            0.854            558,775






                         SEPARATE ACCOUNT CHARGES 2.70%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.099            1.144               --
                                                     2005        1.079            1.099               --
                                                     2004        1.000            1.079               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)................................  2006        1.181            1.142               --
                                                     2005        1.056            1.181               --
                                                     2004        1.000            1.056               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.234            1.446               --
                                                     2005        1.111            1.234               --
                                                     2004        1.000            1.111               --

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.226            1.315            2,612
                                                     2005        1.084            1.226            2,617
                                                     2004        1.000            1.084               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.095            1.228            2,808
                                                     2005        1.063            1.095            2,813
                                                     2004        1.000            1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.343            1.324               --
                                                     2005        1.167            1.343               --
                                                     2004        1.000            1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.341            1.731               --
                                                     2005        1.285            1.341               --
                                                     2004        1.000            1.285               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.196            1.296               --
                                                     2005        1.115            1.196               --
                                                     2004        1.000            1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.197            1.330               --
                                                     2005        1.117            1.197               --
                                                     2004        1.000            1.117               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.026            1.181               --
                                                     2005        0.984            1.026               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).....................  2006        1.105            1.169               --
                                                     2005        1.083            1.105               --
                                                     2004        1.000            1.083               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.182            1.362               --
                                                     2005        1.098            1.182            2,646
                                                     2004        1.000            1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.562            1.948            1,065
                                                     2005        1.259            1.562            1,067
                                                     2004        1.000            1.259               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.237            1.463               --
                                                     2005        1.154            1.237               --
                                                     2004        1.000            1.154               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.184            1.404               --
                                                     2005        1.117            1.184               --
                                                     2004        1.000            1.117               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.230            1.356               --
                                                     2005        1.128            1.230               --
                                                     2004        1.000            1.128               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.138            1.265               --
                                                     2005        1.124            1.138               --
                                                     2004        1.000            1.124               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.985            1.131               --
                                                     2005        1.014            0.985               --
                                                     2004        1.000            1.014               --

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        1.060            1.107               --
                                                     2005        1.024            1.060               --
                                                     2004        1.000            1.024               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.192            1.309               --
                                                     2005        1.167            1.192               --
                                                     2004        1.000            1.167               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)......  2006        1.069            1.229               --
                                                     2005        1.055            1.069               --
                                                     2004        1.000            1.055               --

  LMPVPI Investors Subaccount (Class I) (11/99)....  2006        1.117            1.286               --
                                                     2005        1.077            1.117               --
                                                     2004        1.000            1.077               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)..........................................  2006        1.188            1.304               --
                                                     2005        1.164            1.188               --
                                                     2004        1.000            1.164               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)..........  2006        1.071            1.196               --
                                                     2005        1.055            1.071               --
                                                     2004        1.000            1.055               --

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)..........................................  2006        1.066            1.094               --
                                                     2005        1.068            1.066               --
                                                     2004        1.000            1.068               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)..........................................  2006        1.084            1.214               --
                                                     2005        1.068            1.084               --
                                                     2004        1.000            1.068               --

  LMPVPII Fundamental Value Subaccount (12/99).....  2006        1.077            1.224               --
                                                     2005        1.056            1.077               --
                                                     2004        1.000            1.056               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.992            1.006               --
                                                     2005        0.996            0.992               --
                                                     2004        1.000            0.996               --

  LMPVPIII Aggressive Growth Subaccount (11/99)....  2006        1.156            1.225               --
                                                     2005        1.064            1.156               --
                                                     2004        1.000            1.064               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII High Income Subaccount (11/99)..........  2006        1.081            1.168               --
                                                     2005        1.083            1.081               --
                                                     2004        1.000            1.083               --

  LMPVPIII Large Cap Growth Subaccount (11/99).....  2006        1.012            1.031               --
                                                     2005        0.988            1.012               --
                                                     2004        1.000            0.988               --

  LMPVPIII Mid Cap Core Subaccount (11/99).........  2006        1.152            1.287               --
                                                     2005        1.092            1.152               --
                                                     2004        1.000            1.092               --

  LMPVPIII Money Market Subaccount (11/99).........  2006        0.992            1.011               --
                                                     2005        0.992            0.992               --
                                                     2004        1.000            0.992               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.062            1.175           41,632
                                                     2005        1.037            1.062           41,632
                                                     2004        1.000            1.037               --

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.044            1.123           45,241
                                                     2005        1.029            1.044           45,241
                                                     2004        1.000            1.029               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.104            1.238               --
                                                     2005        1.065            1.104               --
                                                     2004        1.000            1.065               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.039            1.136               --
                                                     2005        1.031            1.039               --
                                                     2004        1.000            1.031               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.103            1.259               --
                                                     2005        1.098            1.103               --
                                                     2004        1.000            1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.220            1.333              878
                                                     2005        1.158            1.220              880
                                                     2004        1.000            1.158               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.295            1.361               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.261            1.334               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.395            1.525               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.324            1.347               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.068            3,325

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.064               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.182            1.159               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.271            1.252               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.254            1.376               --

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.211               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.190            1.270               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.083            1.132               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.119            1.150               --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.021               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.133            1.098            1,153

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.000            1.030               --

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.123            1.146               --

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.137            1.144               --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.171            1.193               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.052               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.035               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.042               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.052               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.127            1.196               --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.043               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.059            1.038               --
                                                     2005        1.065            1.059               --
                                                     2004        1.000            1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.039            1.051            2,141
                                                     2005        1.042            1.039            2,145
                                                     2004        1.000            1.042               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.264            1.571               --
                                                     2005        1.157            1.264               --
                                                     2004        1.000            1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.241            1.417               --
                                                     2005        1.191            1.241               --
                                                     2004        1.000            1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01)...........................................  2006        1.114            1.182               --
                                                     2005        1.053            1.114               --
                                                     2004        1.000            1.053               --

  Travelers Equity Income Subaccount (11/99).......  2006        1.119            1.171               --
                                                     2005        1.100            1.119               --
                                                     2004        1.000            1.100               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Large Cap Subaccount (11/99)...........  2006        1.107            1.137               --
                                                     2005        1.046            1.107               --
                                                     2004        1.000            1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.102            1.168               --
                                                     2005        1.044            1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.014            1.014               --
                                                     2005        1.000            1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.048            1.081               --
                                                     2005        1.000            1.048               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.080            1.123               --
                                                     2005        1.016            1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.025            1.041               --
                                                     2005        1.010            1.025               --

  Travelers Managed Income Subaccount (11/99)......  2006        1.013            1.000               --
                                                     2005        1.027            1.013               --
                                                     2004        1.000            1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)..........................................  2006        1.224            1.295               --
                                                     2005        1.122            1.224               --
                                                     2004        1.000            1.122               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        1.075            1.133               --
                                                     2005        1.071            1.075            1,155
                                                     2004        1.000            1.071               --

  Travelers MFS(R) Total Return Subaccount
  (11/99)..........................................  2006        1.096            1.127               --
                                                     2005        1.094            1.096               --
                                                     2004        1.000            1.094               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.165            1.254               --
                                                     2005        1.124            1.165               --
                                                     2004        1.000            1.124               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.218            1.395               --
                                                     2005        1.143            1.218               --
                                                     2004        1.000            1.143               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.126            1.190               --
                                                     2005        1.091            1.126               --
                                                     2004        1.000            1.091               --

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.033            1.083               --
                                                     2005        1.000            1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.112            1.119               --
                                                     2005        1.102            1.112               --
                                                     2004        1.000            1.102               --

  Travelers Strategic Equity Subaccount (11/99)....  2006        1.088            1.131               --
                                                     2005        1.096            1.088               --
                                                     2004        1.000            1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.108            1.271               --
                                                     2005        1.000            1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.103            1.261               --
                                                     2005        1.004            1.103               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)..........................................  2006        1.086            1.123               --
                                                     2005        1.034            1.086               --
                                                     2004        1.000            1.034               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).......................................  2006        1.110            1.112               --
                                                     2005        1.057            1.110               --
                                                     2004        1.000            1.057               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)..........................................  2006        1.257            1.366               --
                                                     2005        1.105            1.257               --
                                                     2004        1.000            1.105               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.407            1.540               --
                                                     2005        1.225            1.407               --
                                                     2004        1.000            1.225               --

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.





Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each Underlying Fund and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.




ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

UNDERLYING FUND NAME CHANGES



                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio -- Class II
     Growth and Value Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation                     Janus Forty Portfolio -- Class A
     Portfolio -- Class A
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Mercury Large-Cap Core Portfolio               BlackRock Large-Cap Core Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio                      Strategic Growth Portfolio




UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Dividend          Legg Mason Partners Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                 INC.
  Legg Mason Partners Variable Premier           Legg Mason Partners Variable Aggressive
     Selections All Cap Growth Portfolio            Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap           Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors         Legg Mason Partners Variable Investors
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Small Cap         Legg Mason Partners Variable Small Cap
     Growth Portfolio                               Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation      Legg Mason Partners Variable Appreciation
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Diversified       Legg Mason Partners Variable Diversified
     Strategic Income Portfolio                     Strategic Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Equity Index      Legg Mason Partners Variable Equity Index
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental       Legg Mason Partners Variable Fundamental
     Value Portfolio                                Value Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable        Legg Mason Partners Variable Adjustable
     Rate Income Portfolio                          Rate Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio                               Growth Portfolio

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income       Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap         Legg Mason Partners Variable Large Cap
     Growth Portfolio                               Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Mid Cap Core      Legg Mason Partners Variable Mid Cap Core
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Money Market      Legg Mason Partners Variable Money Market
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Capital and       Legg Mason Partners Variable Capital and
     Income Portfolio                               Income Portfolio
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap Growth       Discipline Portfolio -- Large Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All Cap         Discipline Portfolio -- Global All Cap
     Growth and Value                               Growth and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
                                                 INC.
  Legg Mason Partners Variable Small Cap         Legg Mason Partners Variable Small Cap
     Growth Opportunities Portfolio                 Growth Portfolio -- Class I
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A     Lazard Mid-Cap Portfolio -- Class B




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                    Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income           Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Mid Cap Value               Lord Abbett Mid-Cap Value
     Portfolio -- Class VC                          Portfolio -- Class B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative        PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity                 MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB     Third Avenue Small Cap Value
                                                    Portfolio -- Class B




UNDERLYING FUND SHARE CLASS EXCHANGE


The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.




      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------

MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core                       BlackRock Large-Cap Core
  Portfolio -- Class A                           Portfolio -- Class E





                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.


Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS


You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm

                     Condensed Financial Information

                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.


Name: -------------------------------------------------

Address: ----------------------------------------------


CHECK BOX:


[ ] MIC-Book-04-08-81-82-83

[ ] MLAC-Book-04-08-81-82-83

            PIONEER ANNUISTAR FLEX (SM) VARIABLE ANNUITY PROSPECTUS:


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES





This prospectus describes PIONEER ANNUISTAR FLEX VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."





You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 30, 2007 are:







AIM VARIABLE INSURANCE FUNDS -- SERIES II          Pioneer Emerging Markets VCT Portfolio
  AIM V.I. Mid Cap Core Equity Fund                Pioneer Equity Income VCT Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Equity Opportunity VCT Portfolio
  TRUST -- CLASS 2                                 Pioneer Fund VCT Portfolio
  Franklin Rising Dividends Securities Fund        Pioneer Global High Yield VCT Portfolio
  Franklin Small-Mid Cap Growth Securities         Pioneer Growth Shares VCT Portfolio
     Fund                                          Pioneer High Yield VCT Portfolio
  Templeton Foreign Securities Fund                Pioneer Ibbotson Aggressive Allocation VCT
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio
  Legg Mason Partners Variable Aggressive          Pioneer Ibbotson Growth Allocation VCT
     Growth Portfolio -- Class II                     Portfolio
  Legg Mason Partners Variable Capital and         Pioneer Ibbotson Moderate Allocation VCT
     Income Portfolio -- Class II                     Portfolio
  Legg Mason Partners Variable Fundamental         Pioneer International Value VCT Portfolio
     Value Portfolio -- Class I                    Pioneer Mid Cap Value VCT Portfolio
MET INVESTORS SERIES TRUST -- CLASS B              Pioneer Oak Ridge Large Cap Growth VCT
  Met/AIM Capital Appreciation                        Portfolio
     Portfolio -- Class E                          Pioneer Real Estate Shares VCT Portfolio
  MFS(R) Research International                    Pioneer Small and Mid Cap Growth VCT
     Portfolio -- Class B                             Portfolio
  Oppenheimer Capital Appreciation                 Pioneer Small Cap Value VCT Portfolio
     Portfolio -- Class B                          Pioneer Strategic Income VCT Portfolio
METROPOLITAN SERIES FUND, INC.                     Pioneer Value VCT Portfolio
  BlackRock Money Market Portfolio -- Class A
  MFS(R) Total Return -- Class B
  Oppenheimer Global Equity
     Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer America Income VCT Portfolio
  Pioneer Cullen Value VCT Portfolio







-------


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see Appendix C -- "Additional Information Regarding The Underlying Funds" for more information.





The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.





NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      8
Condensed Financial Information.........     12
The Annuity Contract....................     12
  Contract Owner Inquiries..............     13
  Purchase Payments.....................     13
  Accumulation Units....................     14
  The Variable Funding Options..........     14
Fixed Account...........................     18
Charges and Deductions..................     18
  General...............................     18
  Withdrawal Charge.....................     19
  Free Withdrawal Allowance.............     19
  Transfer Charge.......................     20
  Administrative Charges................     20
  Mortality and Expense Risk Charge.....     20
  Variable Liquidity Benefit Charge.....     20
  Enhanced Stepped-Up Provision Charge..     21
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     21
  Guaranteed Minimum Accumulation
     Benefit Charge.....................     21
  Variable Funding Option Expenses......     21
  Premium Tax...........................     21
  Changes in Taxes Based upon Premium or
     Value..............................     21
Transfers...............................     21
  Market Timing/Excessive Trading.......     22
  Dollar Cost Averaging.................     23
Access to Your Money....................     25
  Systematic Withdrawals................     25
Ownership Provisions....................     26
  Types of Ownership....................     26
     Contract Owner.....................     26
     Beneficiary........................     26
     Annuitant..........................     26
Death Benefit...........................     27
  Death Proceeds before the Maturity
     Date...............................     27
  Enhanced Stepped-Up Provision.........     29
  Payment of Proceeds...................     30
  Spousal Contract Continuance..........     31
  Beneficiary Contract Continuance......     32
  Planned Death Benefit.................     32
  Death Proceeds after Maturity Date....     32
Living Benefits.........................     33
  Guaranteed Minimum Withdrawal
     Benefit............................     33
  Guaranteed Minimum Accumulation
     Benefit............................     48
The Annuity Period......................     54
  Maturity Date.........................     54
  Allocation of Annuity.................     54
  Variable Annuity......................     54
  Fixed Annuity.........................     55
Payment Options.........................     55
  Election of Options...................     55
  Annuity Options.......................     55
  Variable Liquidity Benefit............     56
Miscellaneous Contract Provisions.......     56
  Right to Return.......................     56
  Termination...........................     56
  Required Reports......................     56
  Suspension of Payments................     57
The Separate Accounts...................     57
  Performance Information...............     57
Federal Tax Considerations..............     58
  General Taxation of Annuities.........     58
  Types of Contracts: Qualified and Non-
     qualified..........................     59
  Qualified Annuity Contracts...........     59
  Mandatory Distributions for Qualified
     Plans..............................     59
  Individual Retirement Annuities.......     60
  TSAs (ERISA and NON-ERISA)............     61
  Roth IRA's............................     62
  Non-qualified Annuity Contracts.......     63
  Diversification Requirements for
     Variable Annuities.................     64
  Ownership of the Investments..........     64
  Taxation of Death Benefit Proceeds....     64
  Other Tax Considerations..............     64
  Puerto Rico Tax Considerations........     65
  Non-Resident Aliens...................     65
  Tax Credits and Deduction.............     65
Other Information.......................     66
  The Insurance Companies...............     66
  Financial Statements..................     66
  Distribution of Variable Annuity
     Contracts..........................     66
  Conformity with State and Federal
     Laws...............................     68
  Voting Rights.........................     68
  Restrictions on Financial
     Transactions.......................     68
  Legal Proceedings.....................     68
Appendix A: Condensed Financial
  Information for MetLife Insurance
  Company of CT Separate Account Nine...    A-1
Appendix B: Condensed Financial
  Information for MetLife Life and
  Annuity Company of CT Separate Account
  Ten...................................    B-1
Appendix C: Additional Information
  Regarding The Underlying Funds........    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Contents of the Statement of
  Additional Information................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.




HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 96199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408 or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                     PIONEER ANNUISTAR FLEX VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine "); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. For Contracts issued in New York, a waiver of the withdrawal change may apply to all Annuity Payments.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Fixed Account is currently not available. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) 408(A) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


The Contract is not available for purchase if Owner or Annuitant is age 81 or older. The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.



If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally 4:00 pm, Eastern time) on the day we receive a Written Request for a refund.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after four full years. If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are four GMWB rider options. The current charge for GMWB I, II and III, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


The fourth GMWB rider is the Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life") rider. If you elect the GMWB for Life rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%.


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE"). For an additional charge, we will guarantee a fixed level if income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)





TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)





VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
-------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
------------------------     --------------    -----------------


         0 years                 1 year                6%
         1 year                  2 years               5%
         2 years                 3 years               4%
         3 years                 4 years               3%
        4+ years                                       0%


---------
(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
------------------------     --------------    -----------------


         0 years                 1 year                6%
         1 year                  2 years               5%
         2 years                 3 years               4%
         3 years                 4 years               3%
        4 +years                                       0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense ("M&E") risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge

(maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:




                                                           STANDARD DEATH BENEFIT    ENHANCED DEATH BENEFIT
                                                           ----------------------    ----------------------


Mortality and Expense Risk Charge(*)...................           1.70%                     1.90%
Administrative Expense Charge..........................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED....................................           1.85%                     2.05%
Optional E.S.P. Charge.................................           0.20%                     0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.............................................           2.05%                     2.25%
Optional GMAB Charge...................................           0.50%                     0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED.............................................           2.35%                     2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5).....................................           2.55%                     2.75%
Optional GMWB I Charge (maximum upon reset)............           1.00%(6)                  1.00%(6)
Optional GMWB II Charge (maximum upon reset)...........           1.00%(6)                  1.00%(6)
Optional GMWB III Charge...............................           0.25%                     0.25%
Optional GMWB for Life (Single Life Option) Charge
  (maximum upon reset).................................           1.50%(6)                  1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge
  (maximum upon reset).................................           1.50%(6)                  1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.............................................           2.85%                     3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.............................................           2.85%                     3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED........................................           2.10%                     2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR
  LIFE (SINGLE LIFE OPTION) ONLY SELECTED..............           3.35%                     3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR
  LIFE (JOINT LIFE OPTION) ONLY SELECTED...............           3.35%                     3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED......................................           3.05%                     3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED.....................................           3.05%                     3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED....................................           2.30%                     2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB FOR LIFE (SINGLE LIFE OPTION) SELECTED..........           3.55%                     3.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB FOR LIFE (JOINT LIFE OPTION) SELECTED...........           3.55%                     3.75%



---------
(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:

*     We are waiving the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Met/AIM Capital Appreciation Portfolio -- Class E.



-------------------------------------------------------------------------------------------
                     GMWB RIDER                                   CURRENT CHARGE
-------------------------------------------------------------------------------------------
GMWB I                                                                0.40%
-------------------------------------------------------------------------------------------
GMWB II                                                               0.50%
-------------------------------------------------------------------------------------------
GMWB for Life (Single Life Option)                                    0.65%
-------------------------------------------------------------------------------------------
GMWB for Life (Joint Life Option)                                     0.80%
-------------------------------------------------------------------------------------------

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-547-3793.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
expenses).............................................................    0.38%    12.50%






UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)






                                                        DISTRIBUTION              TOTAL    CONTRACTUAL FEE     NET TOTAL
                                                           AND/OR                 ANNUAL        WAIVER           ANNUAL
                                            MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*
----------------                            ----------  ------------  --------  ---------  ---------------  ---------------


AIM VARIABLE INSURANCE FUNDS -- SERIES II
  AIM V.I. Mid Cap Core Equity Fund.......     0.72%        0.25%       0.34%      1.31%           --       1.31%(1)
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
  Franklin Rising Dividends Securities
     Fund.................................     0.60%        0.25%       0.03%      0.88%         0.01%      0.87%(1)(2)
  Franklin Small-Mid Cap Growth Securities
     Fund.................................     0.48%        0.25%       0.30%      1.03%         0.01%      1.02%(1)(2)
  Templeton Foreign Securities Fund.......     0.63%        0.25%       0.18%      1.06%         0.03%      1.03%(1)(2)
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class II++.......     0.75%        0.25%       0.02%      1.02%           --       1.02%(3)(4)
  Legg Mason Partners Variable Capital and
     Income Portfolio -- Class II.........     0.75%        0.25%       0.06%      1.06%         0.11%      0.95%(4)
  Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I...........     0.75%          --        0.02%      0.77%         0.00%      0.77%
MET INVESTORS SERIES TRUST(5)
  Met/AIM Capital Appreciation                                                                              1.01%(6)(7)(8-
     Portfolio -- Class E.................     0.77%        0.15%       0.09%      1.01%           --          ) (9)
  MFS(R) Research International
     Portfolio -- Class B.................     0.72%        0.25%       0.14%      1.11%           --       1.11%
  Oppenheimer Capital Appreciation
     Portfolio -- Class B.................     0.57%        0.25%       0.05%      0.87%           --       0.87%(7)
METROPOLITAN SERIES FUND, INC.(10)
  BlackRock Money Market
     Portfolio --  Class A................     0.34%          --        0.04%      0.38%         0.01%      0.37%(11)
  MFS(R) Total Return Portfolio -- Class
     B....................................     0.53%        0.25%       0.05%      0.83%           --       0.83%(12)
  Oppenheimer Global Equity
     Portfolio -- Class B.................     0.53%        0.25%       0.09%      0.87%           --       0.87%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS
  II
  Pioneer America Income VCT Portfolio....     0.50%        0.25%       0.16%      0.91%           --       0.91%
  Pioneer Cullen Value VCT Portfolio......     0.70%        0.25%       0.73%      1.68%         0.68%      1.00%(13)
  Pioneer Emerging Markets VCT Portfolio..     1.15%        0.25%       0.35%      1.75%           --       1.75%
  Pioneer Equity Income VCT Portfolio.....     0.65%        0.25%       0.04%      0.94%           --       0.94%
  Pioneer Equity Opportunity VCT
     Portfolio............................     0.75%        0.25%      11.50%     12.50%        11.25%      1.25%(14)
  Pioneer Fund VCT Portfolio..............     0.65%        0.25%       0.05%      0.95%           --       0.95%
  Pioneer Global High Yield VCT
     Portfolio............................     0.65%        0.25%       1.32%      2.22%         1.22%      1.00%(13)
  Pioneer Growth Shares VCT Portfolio.....     0.70%        0.25%       0.38%      1.33%           --       1.33%
  Pioneer High Yield VCT Portfolio........     0.65%        0.25%       0.09%      0.99%           --       0.99%
  Pioneer International Value VCT
     Portfolio............................     0.85%        0.25%       0.59%      1.69%           --       1.69%
  Pioneer Mid Cap Value VCT Portfolio.....     0.65%        0.25%       0.06%      0.96%           --       0.96%
  Pioneer Oak Ridge Large Cap Growth VCT
     Portfolio............................     0.75%        0.25%       0.37%      1.37%         0.42%      0.95%(15)
  Pioneer Real Estate Shares VCT
     Portfolio............................     0.80%        0.25%       0.11%      1.16%           --       1.16%
  Pioneer Small and Mid Cap Growth VCT
     Portfolio............................     0.75%        0.25%       1.36%      2.36%         1.36%      1.00%(13)

                                                        DISTRIBUTION              TOTAL    CONTRACTUAL FEE     NET TOTAL
                                                           AND/OR                 ANNUAL        WAIVER           ANNUAL
                                            MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*
----------------                            ----------  ------------  --------  ---------  ---------------  ---------------

  Pioneer Small Cap Value VCT Portfolio...     0.75%        0.25%       0.33%      1.33%           --       1.33%(16)
  Pioneer Strategic Income VCT Portfolio..     0.65%        0.25%       0.17%      1.07%           --       1.07%
  Pioneer Value VCT Portfolio.............     0.70%        0.25%       0.17%      1.12%           --       1.12%






                                                                                                                   NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                   OPERATING
                                                                                                                   EXPENSES
                                                  DISTRIBUTION              TOTAL    CONTRACTUAL FEE  NET TOTAL    INCLUDING
                                                     AND/OR                 ANNUAL        WAIVER        ANNUAL    UNDERLYING
                                      MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE  OPERATING      FUND
UNDERLYING FUND:                          FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   EXPENSES*    EXPENSES
----------------                      ----------  ------------  --------  ---------  ---------------  ---------  ------------


PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Ibbotson Aggressive
     Allocation VCT Portfolio.......     0.17%        0.25%       0.98%     1.40%         0.66%       0.74%(18)    1.59%(17)
  Pioneer Ibbotson Growth Allocation
     VCT Portfolio..................     0.17%        0.25%       0.11%     0.53%         0.15%       0.38%(18)    1.18%(17)
  Pioneer Ibbotson Moderate
     Allocation VCT Portfolio.......     0.17%        0.25%       0.18%     0.60%         0.21%       0.39%(18)    1.15%(17)



---------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.


(1) Other Expenses include "Acquired Fund Fees and Expenses" which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year, in the amount of 0.02% for AIM V.I. Mid Cap Core Equity Fund, 0.01% for Franklin Rising Dividends Securities Fund and Franklin Small-Mid Cap Growth Securities Fund, and 0.03% for Templeton Foreign Securities Fund.


(2) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fee and expenses are due to those of the acquired fund. This reduction is required by the Trust's Board of Trustees and an exemptive order of the Securities and Exchange Commission ("SEC").


(3) Other expenses have been estimated based on expenses incurred by Class I shares because no Class II shares were outstanding on October 31, 2006.


(4) Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.95% for Class II until May 1, 2008.


(5) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(6) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.


(7) The Management Fee has been restated to reflect an amended management fee schedule, as if the agreement had been in effect during the previous fiscal year.


(8) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.


(9) The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.355% for the next $500 million.


(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(13) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce expenses to 1.00%.


(14) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce expenses to 1.25%.


(15) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce expenses to 0.95%.


(16) Other expenses include fees and expenses of 0.12% incurred indirectly by the Fund as a result of its investment in other investment companies (each, an Acquired Fund).

(17) In addition to the operating expenses, the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. The actual indirect expenses incurred by a shareholder will vary based upon the Portfolio's actual allocation of its assets and the actual expenses of the underlying funds. The average expense ratio of underlying funds is estimated to be 0.85% for the Pioneer Ibbotson Aggressive Allocation VCT Portfolio, 0.80% for the Pioneer Ibbotson Growth Allocation Portfolio, and 0.76% for the Pioneer Ibbotson Moderate Allocation Portfolio, in each case based upon (i) Ibbotson's initial target allocation of the Portfolio's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The total operating expenses of the Portfolio, including the estimated average expense ratio of the underlying funds, before any applicable fee waiver or expense limitation, are 2.25% for Pioneer Ibbotson Aggressive Allocation Portfolio, 1.33% for the Pioneer Ibbotson Growth Allocation Portfolio, and 1.36% for the Pioneer Ibbotson Moderate Allocation Portfolio.


(18) The expenses in the table, other than "Estimated average expense ratio of underlying funds," reflect the expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce expenses, other than "Estimated average expense ratio of underlying funds," to 0.74% for Pioneer Ibbotson Aggressive Allocation VCT Portfolio, 0.38% for Pioneer Ibbotson Growth Allocation VCT Portfolio, and 0.39% for Pioneer Ibbotson Moderate Allocation VCT Portfolio of the average daily net assets. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder.




EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit for Life rider (assuming the maximum 1.50% charge applies in all Contract Years).



                                         IF CONTRACT IS SURRENDERED AT THE END OF        IF CONTRACT IS NOT SURRENDERED OR
                                                       PERIOD SHOWN:                 ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                         ----------------------------------------    ----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                           ------    -------    -------    --------    ------    -------    -------    --------


Underlying Fund with Minimum Total
Annual Operating Expenses............    $1,019     $1,623     $2,116      $4,286      $419     $1,263     $2,116      $4,286
Underlying Fund with Maximum Total
Annual Operating Expenses............    $2,157     $4,585     $6,387     $10,136    $1,557     $4,225     $6,387     $10,136

FUNDING OPTION
--------------


Underlying Fund with Minimum Total
Annual Operating Expenses............
Underlying Fund with Maximum Total
Annual Operating Expenses............




                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Pioneer Annuistar Flex Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.


We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available funding option.





The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.



                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
------------------------------------------------------    -----------------------------------------------


Annual Step Up Death Benefit                                                     80
Roll Up Death Benefit                                                            75
Enhanced Stepped-Up Provision (E.S.P.)                                           75



Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.




Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-547-3793.

PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Where permitted by law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Currently, the Fixed Account is not available.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled (See "Access To Your Money").





We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.





PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for the certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.





Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-866-547-3793 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AIM VARIABLE INSURANCE
  FUNDS -- SERIES II
  AIM V.I. Mid Cap Core Equity     Seeks long-term growth of          A I M Advisors, Inc.
     Fund                          capital.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Rising Dividends        Seeks long-term capital            Franklin Advisory Services, LLC
     Securities Fund               appreciation, with preservation
                                   of capital as an important
                                   consideration.
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund                                                             Subadvisor: Franklin Templeton
                                                                      Investment Management Limited
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC
     Portfolio -- Class II                                            Subadviser: ClearBridge Advisors,
                                                                      LLC,
  Legg Mason Partners Variable     Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
     Capital and Income            combination of income and long     LLC
     Portfolio -- Class II         term capital appreciation).        Subadvisers: ClearBridge
                                                                      Advisors, LLC and Western Asset
                                                                      Management Company
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
MET INVESTORS SERIES TRUST
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class E                                             Subadviser: A I M Capital
                                                                      Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class B                                             Subadviser: Massachusetts
                                                                      Financial Services Company
  Oppenheimer Capital              Seeks capital appreciation.        Met Investors Advisory LLC
     Appreciation                                                     Subadviser: OppenheimerFunds,
     Portfolio -- Class B                                             Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio --  Class A         income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class B          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company

  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer America Income VCT       Seeks as high a level of current   Pioneer Investment Management,
     Portfolio                     income as is consistent with       Inc.
                                   preservation of capital.
  Pioneer Cullen Value VCT         Seeks capital appreciation, with   Pioneer Investment Management,
     Portfolio                     current income as a secondary      Inc.
                                   objective.                         Subadviser: Cullen Capital
                                                                      Management, Inc.
  Pioneer Emerging Markets VCT     Seeks long-term growth of          Pioneer Investment Management,
     Portfolio                     capital.                           Inc.
  Pioneer Equity Income VCT        Seeks current income and long-     Pioneer Investment Management,
     Portfolio                     term growth of capital from a      Inc.
                                   portfolio consisting primarily of
                                   income producing equity
                                   securities of U.S. corporations.
  Pioneer Equity Opportunity VCT   Seeks long-term capital growth.    Pioneer Investment Management,
     Portfolio                     As a secondary objective, the      Inc.
                                   portfolio may seek income.
  Pioneer Fund VCT Portfolio       Seeks reasonable income and        Pioneer Investment Management,
                                   capital growth.                    Inc.
  Pioneer Global High Yield VCT    Seeks to maximize total return     Pioneer Investment Management,
     Portfolio                     through a combination of income    Inc.
                                   and capital appreciation.
  Pioneer Growth Shares VCT        Seeks appreciation of capital.     Pioneer Investment Management,
     Portfolio                                                        Inc.
  Pioneer High Yield VCT           Seeks to maximize total return     Pioneer Investment Management,
     Portfolio                     through a combination of income    Inc.
                                   and capital appreciation.
  Pioneer Ibbotson Aggressive      Seeks long-term capital growth.    Pioneer Investment Management,
     Allocation VCT Portfolio                                         Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
  Pioneer Ibbotson Growth          Seeks long-term capital growth     Pioneer Investment Management,
     Allocation VCT Portfolio      and current income.                Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
  Pioneer Ibbotson Moderate        Seeks long-term capital growth     Pioneer Investment Management,
     Allocation VCT Portfolio      and current income.                Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
  Pioneer International Value VCT  Seeks long-term capital growth.    Pioneer Investment Management,
     Portfolio                                                        Inc.
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by      Pioneer Investment Management,
     Portfolio                     investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Pioneer Oak Ridge Large Cap      Seeks capital appreciation.        Pioneer Investment Management,
     Growth VCT Portfolio                                             Inc.
                                                                      Subadviser: Oak Ridge
                                                                      Investments, LLC
  Pioneer Real Estate Shares VCT   Seeks long-term growth of          Pioneer Investment Management,
     Portfolio                     capital. Current income is the     Inc.
                                   portfolio's secondary investment   Subadviser: AEW Management and
                                   objective.                         Advisors, L.P.
  Pioneer Small and Mid Cap        Seeks long term capital growth.    Pioneer Investment Management,
     Growth VCT Portfolio                                             Inc.
                                                                      Subadviser: L. Roy Papp &
                                                                      Associates, LLP
  Pioneer Small Cap Value VCT      Seeks capital growth by investing  Pioneer Investment Management,
     Portfolio                     in a diversified portfolio of      Inc.
                                   securities consisting primarily
                                   of common stocks.
  Pioneer Strategic Income VCT     Seeks a high level of current      Pioneer Investment Management,
     Portfolio                     income.                            Inc.
  Pioneer Value VCT Portfolio      Seeks reasonable income and        Pioneer Investment Management,
                                   capital growth.                    Inc.



                                  FIXED ACCOUNT

--------------------------------------------------------------------------------




Currently, the Fixed Account is not available as a funding option. Please refer to your Contract and Appendix D for more information.





                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts


     -    the death benefit paid on the death of the Contract Owner, Annuitant,


     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     -    administration of the annuity options available under the Contracts


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.




WITHDRAWAL CHARGE



We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:




         YEARS SINCE PURCHASE PAYMENT MADE            WITHDRAWAL CHARGE
--------------------------------------------------    -----------------
  GREATER THAN OR EQUAL TO         BUT LESS THAN


           0 years                    3 years                 8%
           3 years                    4 years                 7%
           4 years                    5 years                 6%
           5 years                    6 years                 5%
           6 years                    7 years                 4%
           7 years                    8 years                 3%
           8 years                    9 years                 2%
          9+ years                                            0%




For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:



     (a)  any Purchase Payment to which no withdrawal charge applies, then



     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then



     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d)  any Contract earnings



Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.



We will not deduct a withdrawal charge if Purchase Payments are distributed:



     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or



     -    under the Managed Distribution Program





FREE WITHDRAWAL ALLOWANCE





Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro rata basis from amounts allocated to the Variable Funding Options. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:



     (1)  from the distribution of death proceeds;



     (2)  after an annuity payout has begun; or


     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is equal to 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is equal to 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.



VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.



We will assess the charge as a percentage of the total benefit received as follows:




   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                 1 year               6%
         1 year                 2 years               5%
         2 years                3 years               4%
         3 years                4 years               3%
        4+ years                                      0%




Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE



If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "LIVING
BENEFITS -- Guaranteed Minimum Withdrawal Benefit for Life"). The charge will never exceed 1.50%. The charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination").


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.



VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available funding option.



Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Global High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer Small and Mid Cap Growth VCT Portfolio, Pioneer Small Cap Value VCT Portfolio and Pioneer Strategic Income VCT Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.





In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.



You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the Fixed Account and/or the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Contract Owners check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT


The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.



Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.



Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------



Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").



There are age restrictions on certain death benefits (see The Annuity Contract section).



Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."



DEATH PROCEEDS BEFORE THE MATURITY DATE



ANNUAL STEP-UP DEATH BENEFIT



We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:



     (1)  the Contract Value on the Death Report Date



     (2)  your Adjusted Purchase Payment (see below) or*



     (3)  the Step-Up Value (if any, as described below)



ROLL-UP DEATH BENEFIT





--------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 - the Contract Value on the Death Report Date;
                                    - your adjusted Purchase Payment (see below);*
                                    - the Step-Up Value, if any, as described below
                                    - the Roll-Up Death Benefit Value (as described
                                      below)
--------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            - the Contract Value on the Death Report Date;
                                    - your adjusted Purchase Payment (see below) or*
                                    - the Step-Up Value, if any, as described below,
                                      or the Roll-Up Death Benefit Value (as
                                      described below) on the Annuitant's 80th
                                      birthday, plus any additional Purchase Payments
                                      and minus any partial surrender reductions (as
                                      described below) that occur after the
                                      Annuitant's 80th birthday.
--------------------------------------------------------------------------------------




* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider. If you purchased the GMWB for Life (Living Income Guarantee) rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life (Living Income Guarantee) rider is added to your Contract.



ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.



STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)



The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.



ROLL-UP DEATH BENEFIT VALUE(+)



On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:



     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary



     b)   is any Purchase Payment made during the previous Contract Year



     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.



On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:



     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary



     b) is any Purchase Payment made since the previous Contract Date anniversary



     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary



The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).



** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee) or GMWB for Life (Living Income Guarantee) rider.



+ May not be available in all states. Please check with your registered representative.



PARTIAL SURRENDER REDUCTIONS.



ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.



For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:



           50,0000 x (10,000/55,000) = $9,090



Your new Adjusted Purchase Payment would be 50,000 - 9,090, or $40, 910.



The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:



           50,0000 x (10,000/30,000) = $16,666



Your new Adjusted Purchase Payment would be 50,000 - 16,666, or $33,334.



STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.


For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,0000 x (10,000/55,000) = $9,090

Your new Step-Up Value would be 50,000 - 9,090, or $40, 910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,0000 x (10,000/30,000) = $16,666



Your new Step-Up Value would be 50,000 - 16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")


THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE. THIS PROVISION MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE.


The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:


IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or



IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.



THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.



THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.


For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


           50,000 x (10,000/30,000) = $16,666



Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary(ies), or if    Unless the beneficiary         Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          elects to continue the
OWNER)                        Owner's estate.                Contract rather than receive
                                                             the distribution
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    Unless the beneficiary         Yes
(WITH NO JOINT OWNER)         none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or if    Unless the beneficiary         Yes
IS THE ANNUITANT)             none, to the surviving joint   elects to continue the
                              owner.                         Contract rather than receive
                                                             a distribution
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     Unless the spouse elects to    Yes
NOT THE ANNUITANT)                                           continue the Contract
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies), or if    Unless the spouse elects to    Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    Unless the beneficiary         Yes
CONTRACT OWNER)               none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             a distribution. But, if
                                                             there is a Contingent
                                                             Annuitant, then the
                                                             Contingent Annuitant becomes
                                                             the Annuitant and the
                                                             Contract continues in effect
                                                             (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE         See death of ''owner who is                                   Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS     The beneficiary(ies), or if                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the Contract Owner.                                  Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*

---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary(ies), or if    Unless the beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             a distribution
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



-------

     * Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.




SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.



Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.


Please note that spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:


     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or


     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers four different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The four GMWB riders described in this prospectus are called "GMWB I", "GMWB II", "GMWB III" , and "GMWB for Life" (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.



--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee    Principal Guarantee 5/10    Principal Guarantee 5
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------



You may elect a GMWB or GMWB for Life rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III


--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.



--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------



MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.



Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.



TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------


GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")


SUMMARY OF BENEFITS. At the time you purchase the Contract, for an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:


     - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;

     -    Can be purchased for you alone or with your spouse;

     -    Can accommodate tax-qualified distributions from your Contract;

     - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

     - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;

     - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.

Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect the GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect the GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.


In written materials other than this prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this prospectus.



SINGLE LIFE OPTION OR JOINT LIFE OPTION. The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.


The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.


REMAINING BENEFIT BASE ("RBB"). The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."


Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.


Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.



LIFETIME WITHDRAWAL BENEFIT ("LWB"). The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.


The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.


--------------------------------------------------------------------------------------------
                                                        MAXIMUM AGE TO BE ELIGIBLE TO
                                                                 RECEIVE LWB
--------------------------------------------------------------------------------------------
Single Life Option                                              59 1/2 years
--------------------------------------------------------------------------------------------
Joint Life Option                                                 65 years
--------------------------------------------------------------------------------------------


Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:


-------------------------------------------------------------------------------------
SINGLE LIFE OPTION                                                             LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 5(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 5(th) anniversary, but
  before the 10(th) anniversary:                                            6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 10(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------
JOINT LIFE OPTION                                                              LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 8(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 8(th) anniversary, but
  before the 15th anniversary:                                              6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 15(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------


You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).


ADDITIONAL PREMIUM. Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.



Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in any reset of the RBB. (See the "Reset" section below.)



WITHDRAWALS. When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.


WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


                               WITHDRAWAL EXAMPLE



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                LWB (5%)          VALUE            RBB                LWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL
AND AFTER THE
FIRST GMWB
ANNIVERSARY    $110,000        $110,000               $5,500          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION         N/A         (110,000 x           (5,500 x (1-         N/A         (100,000 x            (5,000 X(1-
                           10,000/110,000) =    100,000/ 110,000) =              10,000/90,000) =      88,889/100,000) =
                                10,000                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000=10,000)                                       (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000        $100,000               $5,000          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------




RESET. On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.


You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.


GUARANTEED PRINCIPAL OPTION. If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.


The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

     a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

          We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

     b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.


Only Purchase Payments credited within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.



REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS. If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you while the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.



You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "Fee Table" for the charges associated with these Variable Funding Options.




                               PERMITTED VARIABLE FUNDING OPTIONS
                    --------------------------------------------------------


                          LEGG MASON PARTNERS VARIABLE EQUITY
                            TRUST -- CLASS II
                            Legg Mason Partners Variable Capital and
                               Income Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer America Income VCT Portfolio
                            Pioneer Global High Yield VCT Portfolio
                            Pioneer High Yield VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio
                            Pioneer Strategic Income VCT Portfolio



We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may make additions to or deletions from the list of permitted Variable Funding Options.


GMWB FOR LIFE CHARGE. The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase to the charge applicable to current Contract purchases at the time of reset, but it will never exceed 1.50%.



-----------------------------------------------------------------------------------------
                                                                           CURRENT CHARGE
-----------------------------------------------------------------------------------------
GMWB for Life (Single Life Option)                                              0.65%
-----------------------------------------------------------------------------------------
GMWB for Life (Joint Life Option)                                               0.80%
-----------------------------------------------------------------------------------------



ANNUAL WITHDRAWAL BENEFIT ("AWB"). If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.


The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.


TAX-QUALIFIED DISTRIBUTION PROGRAMS. Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



     1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
          Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;



     2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;


     3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or


     4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:


YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.


You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.

TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:


     - you make a full withdrawal of your Contract Value (outside the Program);


     -    you apply all of your Contract Value to an Annuity Option;

     - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

     - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

     - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

     -    you opt to take the Guaranteed Principal Option; or

     -    you terminate your Contract.

Charges for the rider cease upon termination.

OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:

     - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.

EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).

However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

     a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

     b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

     c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

     d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider, such as the GMWB for Life rider.

CONTRACT CONTINUATION BY THE BENEFICIARY. Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.


Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.


CONTRACT VALUE REDUCES TO ZERO. If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our Home Office.


If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

     4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code
          Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.


Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.


BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.


Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE


--------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
--------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $100,000         $100,000      Not Applicable
--------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $115,000         $100,000         $100,000         $85,000          $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $15,000(2)
--------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.


  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT



--------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
--------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $120,000      Not Applicable      $100,000         $120,000      Not Applicable      $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $130,000         $10,000          $110,000         $130,000         $10,000          $100,000
--------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.


      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT



----------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $115,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL           $105,000               $90,000               $10,000               $8,696                $10,000
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $85,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL            $75,000               $88,235               $10,000               $11,765               $11,765
----------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.


We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.


You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.



     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.




                                      CLASS B SUBACCOUNTS/
                                        UNDERLYING FUNDS
                    --------------------------------------------------------


                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer America Income VCT Portfolio
                            Pioneer Global High Yield VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio
                            Pioneer Strategic Income VCT Portfolio



GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.


GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE


Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.



Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected, and any living benefit rider is terminated.


ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. (See, "Variable Liquidity Benefit")



Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.



Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Consult a tax advisor before electing this option.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."


At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.




                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine ") and MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"), respectively. References to "Separate Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of your Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.



All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.


Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


You are responsible for determining whether your purchase of the Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan of arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.




TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.




MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they

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attain age 70 1/2 or the year of retirement (except for participants who are 5%
or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or contracts you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Death Benefit, as well as all living benefits such as GMAB and GMWB) must be added to the Contract value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.





NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), or 457 and IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008, and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



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TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) OF THE CODE, WHICH PROVIDES CERTAIN TAX BENEFITS TO ELIGIBLE EMPLOYEES OF PUBLIC SCHOOL SYSTEMS AND ORGANIZATIONS THAT ARE TAX EXEMPT UNDER sec.501(C)(3) OF THE CODE.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(b) PLANS. Effective January 1, 2006, employees that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as Purchase Payments to a Section 403(b) Contract under the following conditions:



     1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     2. In accordance with our administrative procedure, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions tot he Contract.



     5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     6. If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate an living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



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     7.   We may refuse to accept contributions made as rollovers and trustee-
          to-trustee transfers, unless we are finished with a breakdown as between participant contributions and earnings at the time of the contribution.





Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits, in that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a prescribed term.



Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


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Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:


     -    a non-taxable return of your Purchase Payment; or


     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



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PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the certain benefits or the charges for the certain benefits such as guaranteed death benefits (including the Enhanced Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for Non-Annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.



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We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


GUARANTEED MINIMUM WITHDRAWAL BENEFITS



If you have purchased the Guaranteed Minimum Withdrawal Benefit or the Guaranteed Minimum Withdrawal Benefit for Life or Lifetime, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and either the Remaining Benefit Basis is paid out in fixed installments or the Annual Withdrawal Benefit or Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



The Company reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

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                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC, MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



MetLife registered representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.


The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)......................................  2006        1.148            1.195           330,864
                                                     2005        1.077            1.148           311,523
                                                     2004        1.032            1.077           184,576
                                                     2003        1.000            1.032                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series
  II) (11/03)......................................  2006        1.225            1.335            79,282
                                                     2005        1.163            1.225            63,045
                                                     2004        1.043            1.163            50,867
                                                     2003        1.000            1.043                --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).....................  2006        1.143            1.314           641,662
                                                     2005        1.125            1.143           613,332
                                                     2004        1.033            1.125           283,469
                                                     2003        1.000            1.033                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)......................  2006        1.303            1.391           850,852
                                                     2005        1.267            1.303           828,548
                                                     2004        1.158            1.267           703,458
                                                     2003        0.859            1.158           247,570
                                                     2002        1.228            0.859            73,361
                                                     2001        1.000            1.228                --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.481            1.766         1,728,859
                                                     2005        1.369            1.481         1,323,471
                                                     2004        1.177            1.369           672,403
                                                     2003        0.907            1.177           254,384
                                                     2002        1.134            0.907           136,180
                                                     2001        1.000            1.134                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)......  2006        1.067            1.235             1,635
                                                     2005        1.000            1.067               587

  LMPVPI Total Return Subaccount (Class II)
  (11/03)..........................................  2006        1.118            1.232           125,665
                                                     2005        1.106            1.118            95,435
                                                     2004        1.038            1.106            21,743
                                                     2003        1.000            1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)..........................................  2006        1.215            1.320           441,678
                                                     2005        1.128            1.215           373,581
                                                     2004        1.057            1.128           232,001
                                                     2003        1.000            1.057                --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70).................................  2006        1.000            1.006           678,929

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)...........................................  2006        0.995            1.016           684,798

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70)........................................  2006        0.996            1.050           901,519

Money Market Portfolio
  Money Market Subaccount (3/02)...................  2006        0.987            0.995                --
                                                     2005        0.977            0.987           697,307
                                                     2004        0.986            0.977           810,036
                                                     2003        0.996            0.986           146,533
                                                     2002        1.000            0.996           503,034

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.134            1.184                --
                                                     2005        1.101            1.134           483,869
                                                     2004        1.052            1.101           345,115
                                                     2003        1.000            1.052                --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.412            1.536                --
                                                     2005        1.261            1.412           514,105
                                                     2004        1.080            1.261           255,642
                                                     2003        1.000            1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.013            1.026           617,000
                                                     2005        1.014            1.013           482,425
                                                     2004        1.002            1.014           339,787
                                                     2003        1.000            1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04)...........................................  2006        0.993            1.114                --
                                                     2005        0.999            0.993               462
                                                     2004        1.000            0.999                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.080            1.146                --
                                                     2005        1.061            1.080           218,844
                                                     2004        1.033            1.061           126,383
                                                     2003        1.000            1.033                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05)...........................................  2006        1.099            1.264           217,890
                                                     2005        1.000            1.099            95,526

  Pioneer Emerging Markets VCT Subaccount (Class
  II) (11/03)......................................  2006        1.771            2.356            57,847
                                                     2005        1.311            1.771            32,531
                                                     2004        1.125            1.311             5,170
                                                     2003        1.000            1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.255            1.505           463,220
                                                     2005        1.212            1.255           456,853
                                                     2004        1.064            1.212           213,388
                                                     2003        1.000            1.064                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).......................................  2006        0.999            1.170            23,906
                                                     2005        1.000            0.999             1,630

  Pioneer Europe VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.344            1.703                --
                                                     2005        1.270            1.344            20,166
                                                     2004        1.094            1.270             7,246
                                                     2003        1.000            1.094                --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Pioneer Fund VCT Subaccount (Class II) (11/03)...  2006        1.193            1.362           101,861
                                                     2005        1.147            1.193            35,851
                                                     2004        1.053            1.147            34,036
                                                     2003        1.000            1.053                --

  Pioneer Global High Yield VCT Subaccount (Class
  II) (4/05).......................................  2006        1.045            1.149           251,359
                                                     2005        1.000            1.045           233,120

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.089            1.166            43,990
                                                     2005        1.075            1.089            26,122
                                                     2004        1.030            1.075            26,797
                                                     2003        1.000            1.030                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.082            1.150           706,552
                                                     2005        1.084            1.082           674,991
                                                     2004        1.025            1.084           431,399
                                                     2003        1.000            1.025                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).....................  2006        1.086            1.220           177,282
                                                     2005        1.000            1.086            16,812

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)................................  2006        1.070            1.184            22,987
                                                     2005        1.000            1.070                --

  Pioneer Ibbotson Moderate Allocation VCT
  Subaccount (Class II) (7/05).....................  2006        1.049            1.139           371,092
                                                     2005        1.003            1.049                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)......................................  2006        1.437            1.729           204,235
                                                     2005        1.270            1.437           148,345
                                                     2004        1.093            1.270           121,874
                                                     2003        1.000            1.093                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.328            1.464           555,176
                                                     2005        1.257            1.328           440,871
                                                     2004        1.051            1.257           203,225
                                                     2003        1.000            1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)................................  2006        1.161            1.171           197,033
                                                     2005        1.093            1.161           164,716
                                                     2004        1.000            1.093            10,877

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)......................................  2006        1.565            2.097           129,321
                                                     2005        1.388            1.565            98,701
                                                     2004        1.044            1.388            50,021
                                                     2003        1.000            1.044                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)................................  2006        1.100            1.164            61,428
                                                     2005        1.071            1.100            17,942
                                                     2004        1.000            1.071            11,558

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.363            1.528           110,482
                                                     2005        1.250            1.363           134,394
                                                     2004        1.062            1.250             8,762
                                                     2003        1.000            1.062                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.152            1.222                --
                                                     2005        1.154            1.152            14,718
                                                     2004        1.038            1.154             5,951
                                                     2003        1.000            1.038                --

  Pioneer Strategic Income VCT Subaccount (Class
  II) (11/03)......................................  2006        1.112            1.159           803,517
                                                     2005        1.105            1.112           678,216
                                                     2004        1.024            1.105           177,857
                                                     2003        1.000            1.024                --

  Pioneer Value VCT Subaccount (Class II) (11/03)..  2006        1.193            1.347           111,519
                                                     2005        1.161            1.193           111,712
                                                     2004        1.062            1.161            92,827
                                                     2003        1.000            1.062                --






                         SEPARATE ACCOUNT CHARGES 3.05%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)......................................  2006        1.000            0.984             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series
  II) (11/03)......................................  2006        1.000            1.034             --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).....................  2006        1.000            1.105             --

                                 SEPARATE ACCOUNT CHARGES 3.05% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)......................  2006        1.000            0.992             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.000            1.132             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)......  2006        1.000            1.100             --

  LMPVPI Total Return Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.066             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.023             --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70).................................  2006        1.000            0.998             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)...........................................  2006        1.003            1.016             --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70)........................................  2006        0.996            1.041             --

Money Market Portfolio
  Money Market Subaccount (3/02)...................  2006        1.000            1.003             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.000            1.004             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.000            1.033             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.003             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04)...........................................  2006        1.000            1.082             --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.029             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05)...........................................  2006        1.000            1.098             --

  Pioneer Emerging Markets VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.179             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.148             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).......................................  2006        1.000            1.105             --

                                 SEPARATE ACCOUNT CHARGES 3.05% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Pioneer Europe VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.188             --

  Pioneer Fund VCT Subaccount (Class II) (11/03)...  2006        1.000            1.098             --

  Pioneer Global High Yield VCT Subaccount (Class
  II) (4/05).......................................  2006        1.000            1.072             --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.052             --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.042             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).....................  2006        1.000            1.068             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)................................  2006        1.000            1.058             --

  Pioneer Ibbotson Moderate Allocation VCT
  Subaccount (Class II) (7/05).....................  2006        1.000            1.047             --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.120             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.062             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)................................  2006        1.000            0.981             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.243             --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)................................  2006        1.000            1.002             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.034             --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            0.985             --

  Pioneer Strategic Income VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.027             --

  Pioneer Value VCT Subaccount (Class II) (11/03)..  2006        1.000            1.079             --






The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.85%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)......................................  2006        1.148            1.195            78,792
                                                     2005        1.077            1.148            77,021
                                                     2004        1.032            1.077            47,287
                                                     2003        1.000            1.032                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series
  II) (11/03)......................................  2006        1.225            1.335            19,687
                                                     2005        1.163            1.225            21,026
                                                     2004        1.043            1.163            15,653
                                                     2003        1.000            1.043                --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).....................  2006        1.143            1.314            94,322
                                                     2005        1.125            1.143           100,659
                                                     2004        1.033            1.125            46,550
                                                     2003        1.000            1.033                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).....................  2006        1.303            1.391           506,857
                                                     2005        1.267            1.303           683,312
                                                     2004        1.158            1.267           909,411
                                                     2003        0.859            1.158           907,594
                                                     2002        1.228            0.859           479,572
                                                     2001        1.000            1.228            19,240

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.481            1.766         1,658,197
                                                     2005        1.369            1.481         2,258,919
                                                     2004        1.177            1.369         1,963,706
                                                     2003        0.907            1.177         1,293,188
                                                     2002        1.134            0.907           589,742
                                                     2001        1.000            1.134            29,133

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)......  2006        1.067            1.235                --
                                                     2005        1.026            1.067                --

  LMPVPI Total Return Subaccount (Class II)
  (12/03)..........................................  2006        1.118            1.232            99,926
                                                     2005        1.106            1.118            53,918
                                                     2004        1.038            1.106            47,717
                                                     2003        1.000            1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)..........................................  2006        1.215            1.320            42,355
                                                     2005        1.128            1.215            58,534
                                                     2004        1.057            1.128            36,753
                                                     2003        1.000            1.057                --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70).................................  2006        1.000            1.006            14,279

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)...........................................  2006        0.995            1.016           129,414

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70)........................................  2006        0.996            1.050           103,508

Money Market Portfolio
  Money Market Subaccount (5/02)...................  2006        0.987            0.995                --
                                                     2005        0.977            0.987           150,830
                                                     2004        0.986            0.977           673,304
                                                     2003        0.996            0.986           855,860
                                                     2002        0.999            0.996           802,446

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.134            1.184                --
                                                     2005        1.101            1.134             6,481
                                                     2004        1.052            1.101               257
                                                     2003        1.000            1.052                --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.412            1.536                --
                                                     2005        1.261            1.412            66,606
                                                     2004        1.080            1.261            34,230
                                                     2003        1.000            1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.013            1.026            99,446
                                                     2005        1.014            1.013            98,883
                                                     2004        1.002            1.014           104,018
                                                     2003        1.000            1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70)...........................................  2006        0.993            1.114                --
                                                     2005        0.999            0.993                --
                                                     2004        1.000            0.999                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.080            1.146                --
                                                     2005        1.061            1.080            26,998
                                                     2004        1.033            1.061             9,421
                                                     2003        1.000            1.033                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05)...........................................  2006        1.099            1.264            10,023
                                                     2005        0.990            1.099                --

  Pioneer Emerging Markets VCT Subaccount (Class
  II) (11/03)......................................  2006        1.771            2.356            11,081
                                                     2005        1.311            1.771             2,693
                                                     2004        1.125            1.311             2,258
                                                     2003        1.000            1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.255            1.505           110,198
                                                     2005        1.212            1.255           112,338
                                                     2004        1.064            1.212            46,366
                                                     2003        1.000            1.064                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).......................................  2006        0.999            1.170                --
                                                     2005        1.000            0.999                --

  Pioneer Europe VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.344            1.703                --
                                                     2005        1.270            1.344            14,289
                                                     2004        1.094            1.270            14,289
                                                     2003        1.000            1.094                --

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Pioneer Fund VCT Subaccount (Class II) (12/03)...  2006        1.193            1.362            56,789
                                                     2005        1.147            1.193            67,099
                                                     2004        1.053            1.147            60,415
                                                     2003        1.000            1.053                --

  Pioneer Global High Yield VCT Subaccount (Class
  II) (6/05).......................................  2006        1.045            1.149            16,128
                                                     2005        1.011            1.045             4,870

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.089            1.166            19,657
                                                     2005        1.075            1.089                --
                                                     2004        1.030            1.075                --
                                                     2003        1.000            1.030                --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)..........................................  2006        1.082            1.150           342,433
                                                     2005        1.084            1.082           360,478
                                                     2004        1.025            1.084           234,397
                                                     2003        1.000            1.025                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).....................  2006        1.086            1.220            94,245
                                                     2005        1.057            1.086                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)................................  2006        1.070            1.184           138,318
                                                     2005        1.036            1.070                --

  Pioneer Ibbotson Moderate Allocation VCT
  Subaccount (Class II) (6/05).....................  2006        1.049            1.139           397,472
                                                     2005        1.000            1.049            50,495

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)......................................  2006        1.437            1.729            22,128
                                                     2005        1.270            1.437                --
                                                     2004        1.093            1.270                --
                                                     2003        1.000            1.093                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.328            1.464            33,791
                                                     2005        1.257            1.328            46,642
                                                     2004        1.051            1.257            10,917
                                                     2003        1.000            1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)................................  2006        1.161            1.171           117,220
                                                     2005        1.093            1.161           115,364
                                                     2004        1.039            1.093            17,469

                                 SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)......................................  2006        1.565            2.097            62,651
                                                     2005        1.388            1.565            61,693
                                                     2004        1.044            1.388            26,252
                                                     2003        1.000            1.044                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)................................  2006        1.100            1.164            41,056
                                                     2005        1.071            1.100            40,971
                                                     2004        1.041            1.071                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.363            1.528            45,065
                                                     2005        1.250            1.363            30,867
                                                     2004        1.062            1.250             4,495
                                                     2003        1.000            1.062                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.152            1.222                --
                                                     2005        1.154            1.152            24,585
                                                     2004        1.038            1.154             8,427
                                                     2003        1.000            1.038                --

  Pioneer Strategic Income VCT Subaccount (Class
  II) (11/03)......................................  2006        1.112            1.159           219,076
                                                     2005        1.105            1.112           210,034
                                                     2004        1.024            1.105           122,491
                                                     2003        1.000            1.024                --

  Pioneer Value VCT Subaccount (Class II) (11/03)..  2006        1.193            1.347            15,485
                                                     2005        1.161            1.193            15,707
                                                     2004        1.062            1.161            19,453
                                                     2003        1.000            1.062                --






                         SEPARATE ACCOUNT CHARGES 3.05%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)......................................  2006        1.000            0.984             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series
  II) (11/03)......................................  2006        1.000            1.034             --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).....................  2006        1.000            1.105             --

                                 SEPARATE ACCOUNT CHARGES 3.05% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).....................  2006        1.000            0.992             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.000            1.132             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)......  2006        1.000            1.100             --

  LMPVPI Total Return Subaccount (Class II)
  (12/03)..........................................  2006        1.000            1.066             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)..........................................  2006        1.000            1.023             --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70).................................  2006        1.000            0.998             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)...........................................  2006        1.003            1.016             --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70)........................................  2006        0.996            1.041             --

Money Market Portfolio
  Money Market Subaccount (5/02)...................  2006        1.000            1.003             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.000            1.004             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03).........................  2006        1.000            1.033             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.003             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70)...........................................  2006        1.000            1.082             --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.029             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05)...........................................  2006        1.000            1.098             --

  Pioneer Emerging Markets VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.179             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.148             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).......................................  2006        1.000            1.105             --

                                 SEPARATE ACCOUNT CHARGES 3.05% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Pioneer Europe VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.188             --

  Pioneer Fund VCT Subaccount (Class II) (12/03)...  2006        1.000            1.098             --

  Pioneer Global High Yield VCT Subaccount (Class
  II) (6/05).......................................  2006        1.000            1.072             --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.052             --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)..........................................  2006        1.000            1.042             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).....................  2006        1.000            1.068             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)................................  2006        1.000            1.058             --

  Pioneer Ibbotson Moderate Allocation VCT
  Subaccount (Class II) (6/05).....................  2006        1.000            1.047             --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.120             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.062             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)................................  2006        1.000            0.981             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.243             --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)................................  2006        1.000            1.002             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            1.034             --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)..........................................  2006        1.000            0.985             --

  Pioneer Strategic Income VCT Subaccount (Class
  II) (11/03)......................................  2006        1.000            1.027             --

  Pioneer Value VCT Subaccount (Class II) (11/03)..  2006        1.000            1.079             --






The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

                                 APPENDIX C --

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

--------------------------------------------------------------------------------






Certain Variable Funding Options have been subject to a merger, substitution or other change. The chart below identifies the former name and the new name for each of these Underlying Funds and where applicable, the former name and the new name of the trust of which the Underlying Fund is part.




UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds, and/or were reorganized into a new trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap           Legg Mason Partners Variable Fundamental
     Portfolio -- Class II                          Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  INC.
  Legg Mason Partners Variable Total Return      Legg Mason Partners Variable Multiple
     Portfolio -- Class II                          Discipline Portfolio -- Balanced All Cap
                                                    Growth and Value Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                               INC.
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class II                   Growth Portfolio -- Class II
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer AmPac Growth VCT Portfolio -- Class    Pioneer Oak Ridge Large Cap Growth VCT
     II                                             Portfolio -- Class II
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Balanced VCT Portfolio -- Class II     Pioneer Ibbotson Moderate Allocation VCT
                                                    Portfolio -- Class II
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Europe VCT Portfolio -- Class II       Pioneer International Value VCT
                                                    Portfolio -- Class II

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental       Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I                     Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class II                   Growth Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio -- Class II
     Growth and Value Portfolio -- Class II




UNDERLYING FUND SUBSTITUTION


The following new Underlying Fund was substituted for the former Underlying
Fund.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   MET INVESTORS SERIES TRUST
  AIM V.I. Capital Appreciation                  Met/AIM Capital Appreciation
     Fund -- Series II                              Portfolio -- Class E

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------


                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.


Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.


Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS


You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.



Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm

                     Condensed Financial Information

                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.


Name: -------------------------------------------------

Address: ----------------------------------------------


CHECK BOX:


[ ] MIC-Book-04-08-81-82-83

[ ] MLAC-Book-04-08-81-82-83

                                    VINTAGE 3



                              PORTFOLIO ARCHITECT 3


                              PORTFOLIO ARCHITECT L



                                    VINTAGE L



                             PIONEER ANNUISTAR FLEX



                       STATEMENT OF ADDITIONAL INFORMATION



                                 APRIL 30, 2007



                                      DATED



                                       FOR



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



                                    ISSUED BY



                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 30, 2007. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS





          THE INSURANCE COMPANY........................................................       2
          PRINCIPAL UNDERWRITER........................................................       2
          DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT............................       2
          VALUATION OF ASSETS..........................................................       4
          FEDERAL TAX CONSIDERATIONS...................................................       5
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................       9
          CONDENSED FINANCIAL INFORMATION..............................................      10
          FINANCIAL STATEMENTS.........................................................       1

                              THE INSURANCE COMPANY


MetLife Life and Annuity Company of Connecticut (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account Ten for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC")* serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.




                            UNDERWRITING COMMISSIONS



                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                            COMPANY*                        DISTRIBUTOR*
--------------------------------  --------------------------------  --------------------------------


2006............................            $ 62,664,479                           $0

2005............................            $ 90,942,874                           $0

2004............................            $104,087,148                           $0




*Effective as of October 20, 2006, the former principal underwriter for the Separate Accounts and the Contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2006 ranged from $2,289 to $5,893,669. The amount of commissions paid to selected broker-dealer firms during 2006 ranged from $650,170 to $26,200,094. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2006 ranged from $652,459 to $32,093,763.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



Citicorp Investment Services




Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.
Tower Square Securities, Inc.



There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:


        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1


Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.


AUV Change = Current AUV -- Prior AUV.


Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS



The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.



NONQUALIFIED ANNUITY CONTRACTS



Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).



If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.



Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.



In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $45,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2007 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.



ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.



QUALIFIED PENSION AND PROFIT-SHARING PLANS



Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.



Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.



The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2007 is $45,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2007. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.



Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.



SECTION 403(B) PLANS



Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2007).



Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.



FEDERAL INCOME TAX WITHHOLDING



The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:



1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES



There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:



(a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or



(b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or



(c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or



(d) the distribution is a hardship distribution.



A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.



2.  OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)



To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



3.  PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR)



The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.



Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of MetLife of CT Separate Account Ten for Variable Annuities (formerly, The Travelers Separate Account Ten for Variable Annuities) and the consolidated financial statements of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations) as of December 31, 2006 and 2005 (SUCCESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the financial statement schedules as of December 31, 2006, and 2005 (SUCCESSOR), and for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and schedules of MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) for the year ended December 31, 2004 have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                    VINTAGE 3 CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.077            59,545

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.025          1.075                --
                                                       2005      0.991          1.025           205,665
                                                       2004      0.956          0.991           326,881
                                                       2003      0.780          0.956           329,058
                                                       2002      1.142          0.780           360,945
                                                       2001      1.000          1.142            71,942

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.135          1.184                --
                                                       2005      1.107          1.135           191,901
                                                       2004      1.016          1.107           193,936
                                                       2003      0.785          1.016           182,023
                                                       2002      1.000          0.785           102,137

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           345,897
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2006      1.635          1.929           819,719
                                                       2005      1.463          1.635           935,404
                                                       2004      1.316          1.463         1,024,798
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2006      1.540          1.663         2,696,326
                                                       2005      1.353          1.540         3,020,263
                                                       2004      1.227          1.353         3,308,359
                                                       2003      0.916          1.227         2,615,035
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2006      1.330          1.501         3,256,196
                                                       2005      1.282          1.330         4,072,523
                                                       2004      1.186          1.282         4,515,478
                                                       2003      0.914          1.186         4,287,113
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      0.876          0.775            13,963

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.046          0.952           254,096

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            14,965
                                                       2004      1.067          1.199            14,965
                                                       2003      1.000          1.067                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.031          1.194            50,080
                                                       2005      0.984          1.031                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2006      1.292          1.376           174,864
                                                       2005      1.259          1.292           125,936
                                                       2004      1.153          1.259           171,589
                                                       2003      0.857          1.153           155,747
                                                       2002      1.227          0.857           175,953
                                                       2001      1.000          1.227             1,300

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           492,496
                                                       2004      1.031          1.138           486,766
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.199          2.760            82,643
                                                       2005      1.761          2.199            41,387
                                                       2004      1.442          1.761            34,887
                                                       2003      1.000          1.442            22,887

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2006      1.469          1.747           742,987
                                                       2005      1.361          1.469           810,097
                                                       2004      1.172          1.361           886,919
                                                       2003      0.904          1.172           503,783
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           139,787
                                                       2004      1.020          1.160            70,887
                                                       2003      0.788          1.020            27,006
                                                       2002      0.830          0.788            17,719

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)....................................  2006      1.394          1.548             1,658
                                                       2005      1.270          1.394             1,665
                                                       2004      1.076          1.270            40,908
                                                       2003      0.815          1.076            41,944
                                                       2002      1.158          0.815            38,099
                                                       2001      1.000          1.158            28,104

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            16,382
                                                       2004      1.330          1.497             6,366
                                                       2003      1.000          1.330             4,618

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (10/01).........  2006      0.979          1.132            40,671
                                                       2005      1.001          0.979            40,671
                                                       2004      0.989          1.001           109,047
                                                       2003      0.817          0.989           111,489
                                                       2002      1.127          0.817            40,123
                                                       2001      1.000          1.127                --

  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2006      1.186          1.247            91,056
                                                       2005      1.139          1.186           104,096
                                                       2004      1.130          1.139           110,268
                                                       2003      0.859          1.130            94,650
                                                       2002      1.197          0.859            85,309
                                                       2001      1.000          1.197               917

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (11/01)............................................  2006      1.432          1.584            35,797
                                                       2005      1.394          1.432            45,408
                                                       2004      1.231          1.394            78,805
                                                       2003      0.885          1.231            78,918
                                                       2002      1.215          0.885            77,835
                                                       2001      1.000          1.215                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2006      1.219          1.411           532,481
                                                       2005      1.196          1.219           679,420
                                                       2004      1.127          1.196           840,635
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

  LMPVPI Investors Subaccount (Class I) (10/01)......  2006      1.250          1.448           410,082
                                                       2005      1.197          1.250           503,864
                                                       2004      1.107          1.197           545,432
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2006      1.357          1.499           167,807
                                                       2005      1.320          1.357           187,911
                                                       2004      1.171          1.320           249,354
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/01)............  2006      1.220          1.372         1,144,167
                                                       2005      1.194          1.220         1,309,180
                                                       2004      1.120          1.194         1,589,270
                                                       2003      0.918          1.120         1,269,264
                                                       2002      1.136          0.918           996,324
                                                       2001      1.000          1.136           237,326

  LMPVPII Diversified Strategic Income Subaccount
  (10/01)............................................  2006      1.195          1.234           284,342
                                                       2005      1.189          1.195           595,922
                                                       2004      1.137          1.189           677,014
                                                       2003      1.039          1.137           641,867
                                                       2002      1.011          1.039           308,520
                                                       2001      1.000          1.011            32,007

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)............................................  2006      1.198          1.351           214,203
                                                       2005      1.173          1.198           401,863
                                                       2004      1.086          1.173           474,749
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

  LMPVPII Fundamental Value Subaccount (10/01).......  2006      1.336          1.529           848,514
                                                       2005      1.301          1.336         1,288,808
                                                       2004      1.227          1.301         1,688,943
                                                       2003      0.904          1.227         1,862,138
                                                       2002      1.172          0.904         1,831,590
                                                       2001      1.000          1.172           423,086

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.991          1.011             8,782
                                                       2005      0.989          0.991             8,759
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

  LMPVPIII Aggressive Growth Subaccount (10/01)......  2006      1.242          1.324         1,887,735
                                                       2005      1.136          1.242         2,286,488
                                                       2004      1.054          1.136         2,791,114
                                                       2003      0.800          1.054         2,170,608
                                                       2002      1.212          0.800         2,025,793
                                                       2001      1.000          1.212           522,726

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII High Income Subaccount (10/01)............  2006      1.336          1.452           441,922
                                                       2005      1.329          1.336           505,818
                                                       2004      1.228          1.329           808,876
                                                       2003      0.983          1.228           750,091
                                                       2002      1.037          0.983           446,090
                                                       2001      1.000          1.037            29,916

  LMPVPIII International All Cap Growth Subaccount
  (11/01)............................................  2006      1.342          1.655             7,360
                                                       2005      1.226          1.342             3,856
                                                       2004      1.062          1.226             3,856
                                                       2003      0.850          1.062            12,092
                                                       2002      1.168          0.850             6,583
                                                       2001      1.000          1.168             1,076

  LMPVPIII Large Cap Growth Subaccount (10/01).......  2006      1.275          1.307           493,630
                                                       2005      1.237          1.275           604,781
                                                       2004      1.258          1.237           714,870
                                                       2003      0.870          1.258           566,137
                                                       2002      1.181          0.870           518,804
                                                       2001      1.000          1.181            61,317

  LMPVPIII Large Cap Value Subaccount (11/01)........  2006      1.137          1.317           160,971
                                                       2005      1.090          1.137           265,411
                                                       2004      1.005          1.090           291,380
                                                       2003      0.804          1.005           357,237
                                                       2002      1.101          0.804           435,549
                                                       2001      1.000          1.101           171,941

  LMPVPIII Mid Cap Core Subaccount (10/01)...........  2006      1.425          1.603           295,700
                                                       2005      1.343          1.425           388,860
                                                       2004      1.241          1.343           503,915
                                                       2003      0.976          1.241           546,831
                                                       2002      1.232          0.976           485,483
                                                       2001      1.000          1.232            97,391

  LMPVPIII Money Market Subaccount (10/01)...........  2006      0.974          0.998           116,244
                                                       2005      0.967          0.974           204,477
                                                       2004      0.978          0.967           499,541
                                                       2003      0.992          0.978         1,139,300
                                                       2002      1.000          0.992         1,669,540
                                                       2001      1.000          1.000           207,523

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.470          1.637           880,300
                                                       2005      1.426          1.470         1,339,162
                                                       2004      1.365          1.426         1,369,104
                                                       2003      1.060          1.365         1,487,421
                                                       2002      1.000          1.060           156,519

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.301          1.409         1,090,736
                                                       2005      1.274          1.301         1,334,895
                                                       2004      1.238          1.274         1,507,174
                                                       2003      1.037          1.238         1,222,514
                                                       2002      1.000          1.037           220,092

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.559          1.759           284,039
                                                       2005      1.493          1.559           290,312
                                                       2004      1.382          1.493           313,379
                                                       2003      1.073          1.382           269,336
                                                       2002      1.000          1.073           155,053

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.432          1.575           144,381
                                                       2005      1.411          1.432           155,585
                                                       2004      1.349          1.411           102,417
                                                       2003      1.068          1.349            54,230
                                                       2002      1.000          1.068            13,418

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.383          1.589           997,101
                                                       2005      1.368          1.383         1,032,878
                                                       2004      1.239          1.368         1,022,255
                                                       2003      1.000          1.239           136,043

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.616          1.777           722,058
                                                       2005      1.524          1.616           770,368
                                                       2004      1.254          1.524           681,732
                                                       2003      1.000          1.254           241,207

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.324          1.398           194,032

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.348                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.480          1.626           401,066

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.272          1.300            48,840

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.073           476,532

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069            22,304

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.346          1.326            10,530

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.265                --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.257          1.385            38,618

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216           463,464

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.451          1.556            49,808

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.117          1.154            49,260

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026            92,023

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      0.877          0.854           249,302

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.032          1.068           479,730

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.132          1.160                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.415          1.447           416,557

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051           277,823

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056                --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.299          1.385         2,183,298

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.048           209,841

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066           242,475

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.113          1.099           296,640
                                                       2005      1.113          1.113           334,031
                                                       2004      1.043          1.113           366,107
                                                       2003      1.000          1.043           162,740

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2006      1.137          1.156         3,174,353
                                                       2005      1.132          1.137         3,743,613
                                                       2004      1.102          1.132         5,138,114
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2006      1.218          1.325             8,375
                                                       2005      1.159          1.218             8,375
                                                       2004      1.100          1.159           155,269
                                                       2003      0.850          1.100           172,684
                                                       2002      1.233          0.850            67,678
                                                       2001      1.000          1.233                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2006      1.858          2.135           238,183
                                                       2005      1.771          1.858           308,379
                                                       2004      1.433          1.771           400,281
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Equity Income Subaccount (11/01).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           528,779
                                                       2004      1.224          1.317           611,967
                                                       2003      0.952          1.224           607,249
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Large Cap Subaccount (10/01).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.175                --
                                                       2005      1.045          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.017          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.047                --
                                                       2005      1.011          1.029                --

  Travelers Managed Income Subaccount (10/01)........  2006      1.043          1.032                --
                                                       2005      1.050          1.043           642,511
                                                       2004      1.042          1.050           997,824
                                                       2003      0.981          1.042         1,082,482
                                                       2002      0.980          0.981           969,658
                                                       2001      1.000          0.980           126,164

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           223,030
                                                       2004      1.002          1.137           248,325
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      0.830          0.877                --
                                                       2005      0.822          0.830           279,928
                                                       2004      0.736          0.822            33,092
                                                       2003      0.548          0.736            29,675
                                                       2002      0.625          0.548             4,683

  Travelers MFS Total Return Subaccount (10/01)......  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,554,221
                                                       2004      1.144          1.250         2,980,414
                                                       2003      1.002          1.144         2,969,160
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS Value Subaccount (5/04)..............  2006      1.165          1.257                --
                                                       2005      1.117          1.165            28,462
                                                       2004      0.972          1.117            14,572

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           467,418
                                                       2004      1.060          1.202           421,402
                                                       2003      0.842          1.060           377,074
                                                       2002      0.844          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370             7,103
                                                       2004      1.212          1.319             3,681
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108            67,722
                                                       2004      0.982          1.091             7,038

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.005          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/01)............................................  2006      1.092          1.132                --
                                                       2005      1.034          1.092            33,146
                                                       2004      1.016          1.034            98,222
                                                       2003      0.826          1.016           101,564
                                                       2002      1.193          0.826           105,425
                                                       2001      1.000          1.193            46,933

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).........................................  2006      1.037          1.045            96,126
                                                       2005      0.981          1.037           144,555
                                                       2004      0.935          0.981           200,083
                                                       2003      0.750          0.935           194,819
                                                       2002      1.134          0.750           156,956
                                                       2001      1.000          1.134            69,805

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (10/01)..  2006      1.614          1.765           305,489
                                                       2005      1.410          1.614           325,328
                                                       2004      1.248          1.410           357,392
                                                       2003      0.992          1.248           287,237
                                                       2002      1.118          0.992           223,681
                                                       2001      1.000          1.118            74,817

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.631          1.796           391,565
                                                       2005      1.411          1.631           355,930
                                                       2004      1.155          1.411           314,692
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547





                         SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.076               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.191          1.249               --
                                                       2005      1.152          1.191               --
                                                       2004      1.112          1.152               --
                                                       2003      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304               --
                                                       2005      1.220          1.249           24,523
                                                       2004      1.120          1.220            4,812
                                                       2003      1.000          1.120               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2006      1.474          1.738          206,289
                                                       2005      1.319          1.474          178,975
                                                       2004      1.187          1.319           99,580
                                                       2003      1.000          1.187           75,501

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2006      1.440          1.554          394,098
                                                       2005      1.266          1.440          390,697
                                                       2004      1.149          1.266          222,148
                                                       2003      1.000          1.149           87,646

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2006      1.284          1.449          242,898
                                                       2005      1.239          1.284          226,936
                                                       2004      1.147          1.239          125,019
                                                       2003      1.000          1.147           87,906

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551           73,784
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295           12,858
                                                       2004      1.074          1.201               --
                                                       2003      0.996          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439               --
                                                       2005      1.199          1.293           19,763
                                                       2004      1.067          1.199               --
                                                       2003      1.016          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.031          1.193           69,555
                                                       2005      0.984          1.031           70,308

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2006      1.336          1.422          122,413
                                                       2005      1.302          1.336           95,391
                                                       2004      1.192          1.302           73,991
                                                       2003      1.000          1.192           72,821

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334          122,543
                                                       2004      1.117          1.232            8,209
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.924          2.414           11,817
                                                       2005      1.542          1.924           12,852
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2006      1.472          1.750           87,893
                                                       2005      1.364          1.472           60,925
                                                       2004      1.175          1.364               --
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)....................................  2006      1.478          1.639              193
                                                       2005      1.347          1.478               --
                                                       2004      1.142          1.347               --
                                                       2003      1.000          1.142               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344           62,492
                                                       2004      1.173          1.320               --
                                                       2003      1.000          1.173               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (10/01).........  2006      1.090          1.258           21,440
                                                       2005      1.115          1.090           21,979
                                                       2004      1.101          1.115           57,419
                                                       2003      1.000          1.101               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2006      1.207          1.269               --
                                                       2005      1.160          1.207               --
                                                       2004      1.151          1.160               --
                                                       2003      1.000          1.151               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (11/01)............................................  2006      1.436          1.587            2,100
                                                       2005      1.397          1.436            1,912
                                                       2004      1.234          1.397            1,478
                                                       2003      1.000          1.234            1,397

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2006      1.264          1.462               --
                                                       2005      1.241          1.264           37,563
                                                       2004      1.170          1.241           37,563
                                                       2003      1.000          1.170               --

  LMPVPI Investors Subaccount (Class I) (10/01)......  2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2006      1.432          1.581           11,063
                                                       2005      1.394          1.432           11,063
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/01)............  2006      1.218          1.369           26,682
                                                       2005      1.192          1.218           26,682
                                                       2004      1.119          1.192           26,682
                                                       2003      1.000          1.119               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (10/01)............................................  2006      1.110          1.145           13,020
                                                       2005      1.105          1.110           13,020
                                                       2004      1.057          1.105            9,845
                                                       2003      1.000          1.057               --

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)............................................  2006      1.245          1.403            3,933
                                                       2005      1.219          1.245            3,933
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVPII Fundamental Value Subaccount (10/01).......  2006      1.271          1.453           40,560
                                                       2005      1.238          1.271           41,533
                                                       2004      1.169          1.238           25,340
                                                       2003      1.000          1.169            2,903

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.990          1.010           35,282
                                                       2005      0.988          0.990           33,655
                                                       2004      0.997          0.988           31,864
                                                       2003      1.000          0.997            2,406

  LMPVPIII Aggressive Growth Subaccount (10/01)......  2006      1.337          1.424           95,681
                                                       2005      1.223          1.337           64,036
                                                       2004      1.136          1.223           54,911
                                                       2003      1.000          1.136               --

  LMPVPIII High Income Subaccount (10/01)............  2006      1.197          1.301           57,888
                                                       2005      1.191          1.197           57,438
                                                       2004      1.101          1.191           43,116
                                                       2003      1.000          1.101            2,546

  LMPVPIII International All Cap Growth Subaccount
  (11/01)............................................  2006      1.482          1.826               --
                                                       2005      1.354          1.482               --
                                                       2004      1.173          1.354               --
                                                       2003      1.000          1.173               --

  LMPVPIII Large Cap Growth Subaccount (10/01).......  2006      1.183          1.212           12,773
                                                       2005      1.148          1.183           12,773
                                                       2004      1.169          1.148           46,877
                                                       2003      1.000          1.169               --

  LMPVPIII Large Cap Value Subaccount (11/01)........  2006      1.296          1.501               --
                                                       2005      1.242          1.296               --
                                                       2004      1.147          1.242               --
                                                       2003      1.000          1.147               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (10/01)...........  2006      1.328          1.494           22,751
                                                       2005      1.252          1.328           23,642
                                                       2004      1.158          1.252           23,009
                                                       2003      1.000          1.158               --

  LMPVPIII Money Market Subaccount (10/01)...........  2006      0.989          1.013           72,872
                                                       2005      0.982          0.989           78,034
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.215          1.352          443,644
                                                       2005      1.179          1.215          526,827
                                                       2004      1.129          1.179          838,573
                                                       2003      1.000          1.129          120,387

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.143          1.237          626,159
                                                       2005      1.120          1.143          371,853
                                                       2004      1.089          1.120          186,971
                                                       2003      1.000          1.089            1,107

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.284          1.449           71,149
                                                       2005      1.231          1.284          102,069
                                                       2004      1.140          1.231          121,998
                                                       2003      1.000          1.140               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.189          1.308           49,911
                                                       2005      1.173          1.189           54,027
                                                       2004      1.122          1.173          193,059
                                                       2003      1.000          1.122               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.272          1.461           95,093
                                                       2005      1.258          1.272          102,438
                                                       2004      1.140          1.258               --
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.488          1.635           81,354
                                                       2005      1.404          1.488           85,822
                                                       2004      1.156          1.404           25,827
                                                       2003      1.000          1.156               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.438          1.518               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.268          1.347               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.615          1.774           60,876

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.532          1.565           68,066

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.072          196,128

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.264               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.256          1.384           92,720

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.089          1.142               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.116          1.153            7,102

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025           86,232

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.017          1.052            6,810

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.256          1.287               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.308          1.337               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.223          1.303          256,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047           18,153

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.099           34,618
                                                       2005      1.115          1.115           36,177
                                                       2004      1.046          1.115           24,973
                                                       2003      1.000          1.046            4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2006      1.056          1.073          356,978
                                                       2005      1.052          1.056          359,661
                                                       2004      1.024          1.052          191,473
                                                       2003      1.000          1.024           10,207

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2006      1.246          1.355               --
                                                       2005      1.186          1.246               --
                                                       2004      1.126          1.186               --
                                                       2003      1.000          1.126               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2006      1.601          1.839           13,289
                                                       2005      1.528          1.601           13,871
                                                       2004      1.236          1.528            1,314
                                                       2003      1.000          1.236            1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246               --
                                                       2004      1.132          1.218               --
                                                       2003      1.000          1.132               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (10/01).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.106          1.174               --
                                                       2005      1.045          1.106               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129               --
                                                       2005      1.017          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.047               --
                                                       2005      1.011          1.028               --

  Travelers Managed Income Subaccount (10/01)........  2006      1.029          1.017               --
                                                       2005      1.036          1.029            6,810
                                                       2004      1.029          1.036            5,115
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS Total Return Subaccount (10/01)......  2006      1.187          1.223               --
                                                       2005      1.177          1.187          262,473
                                                       2004      1.078          1.177          104,798
                                                       2003      1.000          1.078           81,699

  Travelers MFS Value Subaccount (5/04)..............  2006      1.164          1.256               --
                                                       2005      1.117          1.164           97,398
                                                       2004      0.972          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408           63,679
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273           24,893
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116               --
                                                       2005      1.091          1.107            7,102
                                                       2004      0.982          1.091               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268               --
                                                       2005      1.005          1.107               --

  Travelers Van Kampen Enterprise Subaccount
  (11/01)............................................  2006      1.212          1.256               --
                                                       2005      1.148          1.212           20,157
                                                       2004      1.128          1.148               --
                                                       2003      1.000          1.128               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).........................................  2006      1.236          1.244            3,855
                                                       2005      1.169          1.236            3,267
                                                       2004      1.115          1.169            3,336
                                                       2003      1.000          1.115            2,893

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (10/01)..  2006      1.474          1.611           96,234
                                                       2005      1.288          1.474          105,425
                                                       2004      1.141          1.288               --
                                                       2003      1.000          1.141               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.690          1.860           17,859
                                                       2005      1.462          1.690           20,828
                                                       2004      1.198          1.462            4,757
                                                       2003      1.000          1.198               --





                         SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.075             27,764

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.258          1.319                 --
                                                       2005      1.218          1.258             27,570
                                                       2004      1.178          1.218             33,748
                                                       2003      0.963          1.178             26,411
                                                       2002      1.000          0.963                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.380          1.440                 --
                                                       2005      1.349          1.380          1,344,238
                                                       2004      1.241          1.349          1,236,732
                                                       2003      0.960          1.241            854,793
                                                       2002      1.000          0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360            468,337
                                                       2004      1.143          1.211            459,945
                                                       2003      0.948          1.143            168,663
                                                       2002      1.000          0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2006      1.612          1.898          5,800,969
                                                       2005      1.445          1.612          6,040,065
                                                       2004      1.302          1.445          5,306,790
                                                       2003      0.984          1.302          2,711,712
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2006      1.606          1.730         18,281,097
                                                       2005      1.413          1.606         20,721,963
                                                       2004      1.285          1.413         18,572,237
                                                       2003      0.960          1.285         10,866,088
                                                       2002      1.000          0.960                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2006      1.404          1.582         20,782,470
                                                       2005      1.357          1.404         24,301,428
                                                       2004      1.257          1.357         22,621,936
                                                       2003      0.971          1.257         13,557,952
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            178,408
                                                       2004      1.183          1.382             70,171
                                                       2003      0.968          1.183             62,961
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773            636,759
                                                       2004      1.317          1.692            544,495
                                                       2003      1.005          1.317            376,157
                                                       2002      1.000          1.005                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291            526,467
                                                       2004      1.073          1.199            434,954
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289            593,796
                                                       2004      1.067          1.197            372,299
                                                       2003      1.000          1.067             10,036

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.030          1.190            882,488
                                                       2005      0.984          1.030            535,471

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2006      1.452          1.543          2,136,420
                                                       2005      1.417          1.452          2,752,422
                                                       2004      1.300          1.417          2,926,013
                                                       2003      0.969          1.300          2,045,532
                                                       2002      1.000          0.969                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448          6,323,482
                                                       2004      1.217          1.340          5,186,994
                                                       2003      0.994          1.217          3,312,164
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.188          2.740            975,031
                                                       2005      1.756          2.188          1,150,213
                                                       2004      1.440          1.756            862,804
                                                       2003      1.000          1.440            368,517

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2006      1.596          1.895          3,846,907
                                                       2005      1.481          1.596          4,394,621
                                                       2004      1.278          1.481          3,889,690
                                                       2003      0.989          1.278          2,193,501
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524            923,889
                                                       2004      1.262          1.431            431,766
                                                       2003      0.976          1.262             87,223
                                                       2002      1.000          0.976                 --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)....................................  2006      1.671          1.851            256,336
                                                       2005      1.525          1.671            325,878
                                                       2004      1.295          1.525            302,452
                                                       2003      0.983          1.295            210,735
                                                       2002      1.000          0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517            808,709
                                                       2004      1.328          1.492            733,265
                                                       2003      1.000          1.328            316,143

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (10/01).........  2006      1.147          1.323            769,482
                                                       2005      1.175          1.147            958,647
                                                       2004      1.163          1.175          1,090,467
                                                       2003      0.963          1.163            803,964
                                                       2002      1.000          0.963                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2006      1.318          1.383            433,647
                                                       2005      1.268          1.318            415,196
                                                       2004      1.260          1.268            418,070
                                                       2003      0.960          1.260            343,672
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (11/01)............................................  2006      1.568          1.731            642,308
                                                       2005      1.529          1.568          1,925,628
                                                       2004      1.353          1.529          1,431,235
                                                       2003      0.974          1.353          1,932,845
                                                       2002      1.000          0.974                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2006      1.406          1.624          1,686,838
                                                       2005      1.382          1.406          2,300,359
                                                       2004      1.305          1.382          3,268,365
                                                       2003      0.960          1.305          1,724,848
                                                       2002      1.000          0.960                 --

  LMPVPI Investors Subaccount (Class I) (10/01)......  2006      1.394          1.612          1,272,625
                                                       2005      1.338          1.394          2,512,286
                                                       2004      1.240          1.338          2,820,016
                                                       2003      0.958          1.240          1,330,720
                                                       2002      1.000          0.958                 --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2006      1.630          1.797          1,035,131
                                                       2005      1.589          1.630          2,239,133
                                                       2004      1.412          1.589          1,763,283
                                                       2003      0.970          1.412            943,187
                                                       2002      1.000          0.970                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/01)............  2006      1.290          1.448          4,498,552
                                                       2005      1.265          1.290          5,498,706
                                                       2004      1.190          1.265          5,459,813
                                                       2003      0.977          1.190          3,761,358
                                                       2002      1.000          0.977                 --

  LMPVPII Diversified Strategic Income Subaccount
  (10/01)............................................  2006      1.155          1.190          2,077,266
                                                       2005      1.152          1.155          2,949,751
                                                       2004      1.103          1.152          3,285,089
                                                       2003      1.010          1.103          2,322,848
                                                       2002      1.000          1.010                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II)
  (10/01)............................................  2006      1.327          1.493          2,504,987
                                                       2005      1.302          1.327          3,053,694
                                                       2004      1.208          1.302          2,973,725
                                                       2003      0.967          1.208          2,335,616
                                                       2002      1.000          0.967                 --

  LMPVPII Fundamental Value Subaccount (10/01).......  2006      1.419          1.621          5,899,451
                                                       2005      1.385          1.419          7,877,497
                                                       2004      1.309          1.385          7,968,858
                                                       2003      0.966          1.309          5,155,503
                                                       2002      1.000          0.966                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.987          1.005          1,820,690
                                                       2005      0.986          0.987          2,056,662
                                                       2004      0.997          0.986          1,044,555
                                                       2003      1.000          0.997            143,635

  LMPVPIII Aggressive Growth Subaccount (10/01)......  2006      1.467          1.561         10,877,430
                                                       2005      1.344          1.467         14,276,616
                                                       2004      1.250          1.344         13,826,694
                                                       2003      0.951          1.250          8,499,681
                                                       2002      1.000          0.951                 --

  LMPVPIII High Income Subaccount (10/01)............  2006      1.361          1.476          4,612,855
                                                       2005      1.356          1.361          6,386,240
                                                       2004      1.256          1.356          7,788,209
                                                       2003      1.007          1.256          6,592,357
                                                       2002      1.000          1.007                 --

  LMPVPIII International All Cap Growth Subaccount
  (11/01)............................................  2006      1.546          1.903             96,922
                                                       2005      1.416          1.546            147,388
                                                       2004      1.228          1.416            135,869
                                                       2003      0.986          1.228             94,348
                                                       2002      1.000          0.986                 --

  LMPVPIII Large Cap Growth Subaccount (10/01).......  2006      1.378          1.409          4,426,285
                                                       2005      1.339          1.378          5,680,350
                                                       2004      1.365          1.339          6,645,934
                                                       2003      0.946          1.365          5,833,245
                                                       2002      1.000          0.946                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Large Cap Value Subaccount (11/01)........  2006      1.362          1.575             80,692
                                                       2005      1.308          1.362            175,335
                                                       2004      1.209          1.308            191,036
                                                       2003      0.969          1.209            190,901
                                                       2002      1.000          0.969                 --

  LMPVPIII Mid Cap Core Subaccount (10/01)...........  2006      1.417          1.591          2,036,725
                                                       2005      1.338          1.417          2,346,996
                                                       2004      1.239          1.338          2,431,535
                                                       2003      0.977          1.239          1,359,130
                                                       2002      1.000          0.977                 --

  LMPVPIII Money Market Subaccount (10/01)...........  2006      0.975          0.998          4,229,317
                                                       2005      0.970          0.975          4,465,139
                                                       2004      0.984          0.970          4,211,420
                                                       2003      0.999          0.984          1,823,049
                                                       2002      1.000          0.999                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.337          1.485         32,001,511
                                                       2005      1.299          1.337         43,926,576
                                                       2004      1.245          1.299         46,071,792
                                                       2003      0.969          1.245         27,451,413
                                                       2002      1.000          0.969                 --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.222          1.320         22,674,396
                                                       2005      1.199          1.222         33,731,401
                                                       2004      1.168          1.199         36,358,325
                                                       2003      0.979          1.168         21,544,810
                                                       2002      1.000          0.979                 --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.390          1.566          6,002,840
                                                       2005      1.335          1.390          6,579,990
                                                       2004      1.238          1.335          6,146,467
                                                       2003      0.962          1.238          2,247,747
                                                       2002      1.000          0.962                 --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.282          1.407          2,933,449
                                                       2005      1.266          1.282          3,977,421
                                                       2004      1.213          1.266          4,007,483
                                                       2003      0.961          1.213          2,004,819
                                                       2002      1.000          0.961                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.376          1.578          3,575,243
                                                       2005      1.363          1.376          4,573,722
                                                       2004      1.237          1.363          4,464,326
                                                       2003      1.000          1.237          2,342,808

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.608          1.764          3,681,763
                                                       2005      1.519          1.608          4,969,282
                                                       2004      1.252          1.519          4,181,113
                                                       2003      1.000          1.252          1,952,789

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.516          1.599            283,349

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.344            107,778

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.749          1.919          1,801,813

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.577          1.610            104,121

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.071          8,273,012

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067            123,714

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.438          1.414            360,810

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.276          1.261              5,594

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.252          1.378            710,817

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215          1,398,702

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.443          1.544            364,214

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.113          1.148            556,648

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024          2,029,520

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.549          1.506            542,114

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.059          1.095          3,074,482

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.316          1.347            123,841

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.341          1.353            795,413

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.414          1.445          2,607,180

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056            434,518

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038            139,506

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045             83,828

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050          2,101,220

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055          1,022,330

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.269          1.351         11,708,739

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046          2,505,959

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064            762,350

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.091          3,655,869
                                                       2005      1.110          1.108          5,187,938
                                                       2004      1.042          1.110          4,627,736
                                                       2003      1.000          1.042          2,203,110

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2006      1.067          1.084         14,104,668
                                                       2005      1.066          1.067         18,327,374
                                                       2004      1.039          1.066         16,972,145
                                                       2003      1.012          1.039         11,776,640
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2006      1.364          1.481             23,399
                                                       2005      1.301          1.364             23,720
                                                       2004      1.237          1.301             24,067
                                                       2003      0.958          1.237              4,520
                                                       2002      1.000          0.958                 --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2006      1.557          1.945            613,728
                                                       2005      1.420          1.557            684,925
                                                       2004      1.249          1.420            694,523
                                                       2003      0.994          1.249            639,013
                                                       2002      1.000          0.994                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2006      1.846          2.117            919,366
                                                       2005      1.764          1.846          1,216,084
                                                       2004      1.429          1.764          1,053,707
                                                       2003      0.977          1.429            798,826
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            426,620
                                                       2004      1.222          1.273            440,506
                                                       2003      0.967          1.222            259,207
                                                       2002      1.000          0.967                 --

  Travelers Equity Income Subaccount (11/01).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          3,382,218
                                                       2004      1.229          1.320          3,622,957
                                                       2003      0.958          1.229          2,689,774
                                                       2002      1.000          0.958                 --

  Travelers Large Cap Subaccount (10/01).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304            657,890
                                                       2004      1.178          1.227            684,784
                                                       2003      0.966          1.178            533,101
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.045          1.105            155,229

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,072,581

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.017          1.083            340,812

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.045                 --
                                                       2005      1.010          1.028                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Income Subaccount (10/01)........  2006      1.072          1.059                 --
                                                       2005      1.081          1.072          3,736,527
                                                       2004      1.075          1.081          4,402,977
                                                       2003      1.014          1.075          3,045,120
                                                       2002      1.000          1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            361,918
                                                       2004      1.153          1.306            402,434
                                                       2003      0.973          1.153            231,169
                                                       2002      1.000          0.973                 --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.467          1.549                 --
                                                       2005      1.456          1.467            655,157
                                                       2004      1.305          1.456            309,694
                                                       2003      0.974          1.305            225,887
                                                       2002      1.000          0.974                 --

  Travelers MFS Total Return Subaccount (10/01)......  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         14,704,878
                                                       2004      1.123          1.224         13,582,482
                                                       2003      0.986          1.123          8,894,291
                                                       2002      1.000          0.986                 --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.162          1.252                 --
                                                       2005      1.116          1.162            648,332
                                                       2004      0.972          1.116             53,025

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          1,911,295
                                                       2004      1.259          1.425          1,619,278
                                                       2003      1.001          1.259            577,731
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            402,347
                                                       2004      1.210          1.315            411,090
                                                       2003      1.000          1.210            181,376

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104            385,841
                                                       2004      0.982          1.089             89,761

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (11/01)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            471,329
                                                       2004      1.256          1.354            494,070
                                                       2003      0.969          1.256            432,677
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             12,357

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.005          1.106              4,691

  Travelers Van Kampen Enterprise Subaccount
  (11/01)............................................  2006      1.270          1.316                 --
                                                       2005      1.205          1.270            115,076
                                                       2004      1.186          1.205            112,791
                                                       2003      0.966          1.186            100,752
                                                       2002      1.000          0.966                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).........................................  2006      1.319          1.327            451,467
                                                       2005      1.250          1.319            507,517
                                                       2004      1.195          1.250            506,602
                                                       2003      0.959          1.195            456,247
                                                       2002      1.000          0.959                 --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (10/01)..  2006      1.603          1.749          2,570,198
                                                       2005      1.403          1.603          2,800,005
                                                       2004      1.244          1.403          2,137,831
                                                       2003      0.991          1.244          1,545,964
                                                       2002      1.000          0.991                 --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.875          2.061          3,138,337
                                                       2005      1.625          1.875          3,596,046
                                                       2004      1.333          1.625          3,135,990
                                                       2003      0.986          1.333          1,911,507
                                                       2002      1.000          0.986                 --





                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.075               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.039          1.089               --
                                                       2005      1.000          1.039               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.008          1.051               --
                                                       2005      1.000          1.008               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2006      1.143          1.231           12,974
                                                       2005      1.000          1.143           12,637

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.029          1.189               --
                                                       2005      0.984          1.029               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           12,249

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)....................................  2006      1.103          1.221               --
                                                       2005      1.000          1.103               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (10/01).........  2006      0.978          1.127               --
                                                       2005      1.000          0.978               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2006      1.042          1.093               --
                                                       2005      1.000          1.042               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (11/01)............................................  2006      1.074          1.185               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Investors Subaccount (Class I) (10/01)......  2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/01)............  2006      1.013          1.136               --
                                                       2005      1.000          1.013               --

  LMPVPII Diversified Strategic Income Subaccount
  (10/01)............................................  2006      0.994          1.024               --
                                                       2005      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II)
  (10/01)............................................  2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVPII Fundamental Value Subaccount (10/01).......  2006      1.038          1.185               --
                                                       2005      1.000          1.038               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVPIII Aggressive Growth Subaccount (10/01)......  2006      1.107          1.177               --
                                                       2005      1.000          1.107               --

  LMPVPIII High Income Subaccount (10/01)............  2006      0.996          1.081               --
                                                       2005      1.000          0.996               --

  LMPVPIII International All Cap Growth Subaccount
  (11/01)............................................  2006      1.086          1.336               --
                                                       2005      1.000          1.086               --

  LMPVPIII Large Cap Growth Subaccount (10/01).......  2006      1.054          1.077               --
                                                       2005      1.000          1.054               --

  LMPVPIII Large Cap Value Subaccount (11/01)........  2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVPIII Mid Cap Core Subaccount (10/01)...........  2006      1.068          1.199               --
                                                       2005      1.000          1.068               --

  LMPVPIII Money Market Subaccount (10/01)...........  2006      1.005          1.028               --
                                                       2005      1.000          1.005               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.042          1.157               --
                                                       2005      1.000          1.042               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.028          1.110               --
                                                       2005      1.000          1.028               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.052          1.185               --
                                                       2005      1.000          1.052               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.017          1.116               --
                                                       2005      1.000          1.017               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.153          1.215               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.223          1.341               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.150          1.174               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.071           14,098

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.260               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.115          1.226               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           15,393

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      0.976          1.008               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.108          1.134               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054           76,274

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.038          1.104           28,254

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2006      0.998          1.012               --
                                                       2005      1.000          0.998               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2006      1.066          1.157               --
                                                       2005      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.172               --
                                                       2005      1.045          1.105               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.017          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027               --

  Travelers Managed Income Subaccount (10/01)........  2006      0.987          0.976               --
                                                       2005      1.000          0.987               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS Total Return Subaccount (10/01)......  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS Value Subaccount (5/04)..............  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.005          1.106               --

  Travelers Van Kampen Enterprise Subaccount
  (11/01)............................................  2006      1.070          1.108               --
                                                       2005      1.000          1.070               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).........................................  2006      1.073          1.079               --
                                                       2005      1.000          1.073               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (10/01)..  2006      1.132          1.234            5,986
                                                       2005      1.000          1.132            5,986

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.138          1.250               --
                                                       2005      1.000          1.138               --





                         SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.074               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.184          1.241               --
                                                       2005      1.148          1.184               --
                                                       2004      1.111          1.148               --
                                                       2003      1.000          1.111               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.242          1.295               --
                                                       2005      1.215          1.242           15,481
                                                       2004      1.119          1.215               --
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.296          1.258               --
                                                       2005      1.155          1.296               --
                                                       2004      1.092          1.155               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2006      1.465          1.724          170,686
                                                       2005      1.315          1.465          138,800
                                                       2004      1.186          1.315            4,145
                                                       2003      1.000          1.186               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2006      1.432          1.541          756,627
                                                       2005      1.261          1.432          614,002
                                                       2004      1.148          1.261           23,636
                                                       2003      1.000          1.148               --

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2006      1.277          1.437          647,499
                                                       2005      1.235          1.277          511,616
                                                       2004      1.145          1.235            6,576
                                                       2003      1.000          1.145               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.541          1.522               --
                                                       2005      1.335          1.541            2,675
                                                       2004      1.143          1.335               --
                                                       2003      1.000          1.143               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.534          1.987               --
                                                       2005      1.465          1.534           25,992
                                                       2004      1.142          1.465               --
                                                       2003      1.000          1.142               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398               --
                                                       2005      1.197          1.289           13,773
                                                       2004      1.073          1.197               --
                                                       2003      0.996          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430               --
                                                       2005      1.195          1.286           71,362
                                                       2004      1.066          1.195            4,448
                                                       2003      1.016          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.029          1.188           33,118
                                                       2005      0.984          1.029           10,894

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2006      1.328          1.410            7,611
                                                       2005      1.297          1.328            7,574
                                                       2004      1.191          1.297            2,012
                                                       2003      1.000          1.191               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534               --
                                                       2005      1.228          1.326          130,228
                                                       2004      1.116          1.228               --
                                                       2003      1.000          1.116               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.913          2.393           49,845
                                                       2005      1.537          1.913           47,524
                                                       2004      1.261          1.537            2,013
                                                       2003      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2006      1.463          1.736          221,873
                                                       2005      1.359          1.463          234,426
                                                       2004      1.174          1.359            2,118
                                                       2003      1.000          1.174               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.398          1.663               --
                                                       2005      1.315          1.398           38,096
                                                       2004      1.160          1.315               --
                                                       2003      1.000          1.160               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)....................................  2006      1.469          1.626            5,354
                                                       2005      1.342          1.469            5,354
                                                       2004      1.140          1.342               --
                                                       2003      1.000          1.140               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490               --
                                                       2005      1.315          1.336           53,321
                                                       2004      1.172          1.315               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (10/01).........  2006      1.083          1.248           16,417
                                                       2005      1.111          1.083           33,951
                                                       2004      1.100          1.111           18,420
                                                       2003      1.000          1.100               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2006      1.200          1.258               --
                                                       2005      1.156          1.200               --
                                                       2004      1.150          1.156               --
                                                       2003      1.000          1.150               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (11/01)............................................  2006      1.427          1.574            3,743
                                                       2005      1.393          1.427            9,431
                                                       2004      1.233          1.393               --
                                                       2003      1.000          1.233               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2006      1.257          1.450               --
                                                       2005      1.236          1.257               --
                                                       2004      1.169          1.236               --
                                                       2003      1.000          1.169               --

  LMPVPI Investors Subaccount (Class I) (10/01)......  2006      1.285          1.485          132,038
                                                       2005      1.235          1.285          131,791
                                                       2004      1.146          1.235               --
                                                       2003      1.000          1.146               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2006      1.423          1.568            2,545
                                                       2005      1.389          1.423            2,675
                                                       2004      1.235          1.389               --
                                                       2003      1.000          1.235               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/01)............  2006      1.211          1.358          314,558
                                                       2005      1.188          1.211          327,014
                                                       2004      1.118          1.188           32,527
                                                       2003      1.000          1.118               --

  LMPVPII Diversified Strategic Income Subaccount
  (10/01)............................................  2006      1.103          1.136            3,078
                                                       2005      1.101          1.103           31,859
                                                       2004      1.056          1.101            2,754
                                                       2003      1.000          1.056               --

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)............................................  2006      1.237          1.392               --
                                                       2005      1.215          1.237               --
                                                       2004      1.129          1.215               --
                                                       2003      1.000          1.129               --

  LMPVPII Fundamental Value Subaccount (10/01).......  2006      1.263          1.441           34,287
                                                       2005      1.234          1.263          101,643
                                                       2004      1.167          1.234           34,333
                                                       2003      1.000          1.167               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.985          1.001           38,704
                                                       2005      0.985          0.985           38,446
                                                       2004      0.997          0.985           21,345
                                                       2003      1.000          0.997               --

  LMPVPIII Aggressive Growth Subaccount (10/01)......  2006      1.329          1.412          459,914
                                                       2005      1.219          1.329          495,738
                                                       2004      1.135          1.219           19,728
                                                       2003      1.000          1.135               --

  LMPVPIII High Income Subaccount (10/01)............  2006      1.190          1.290          333,905
                                                       2005      1.187          1.190          216,001
                                                       2004      1.100          1.187               --
                                                       2003      1.000          1.100               --

  LMPVPIII International All Cap Growth Subaccount
  (11/01)............................................  2006      1.473          1.811               --
                                                       2005      1.350          1.473               --
                                                       2004      1.172          1.350               --
                                                       2003      1.000          1.172               --

  LMPVPIII Large Cap Growth Subaccount (10/01).......  2006      1.176          1.202          118,204
                                                       2005      1.144          1.176           64,894
                                                       2004      1.167          1.144           17,873
                                                       2003      1.000          1.167               --

  LMPVPIII Large Cap Value Subaccount (11/01)........  2006      1.288          1.488               --
                                                       2005      1.238          1.288               --
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

  LMPVPIII Mid Cap Core Subaccount (10/01)...........  2006      1.321          1.481          110,834
                                                       2005      1.248          1.321           95,001
                                                       2004      1.157          1.248               --
                                                       2003      1.000          1.157               --

  LMPVPIII Money Market Subaccount (10/01)...........  2006      0.983          1.004          578,691
                                                       2005      0.978          0.983           19,548
                                                       2004      0.993          0.978               --
                                                       2003      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.208          1.340          309,389
                                                       2005      1.174          1.208          309,581
                                                       2004      1.128          1.174           32,596
                                                       2003      1.000          1.128               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.136          1.227          184,184
                                                       2005      1.116          1.136          127,298
                                                       2004      1.088          1.116               --
                                                       2003      1.000          1.088               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.276          1.436          351,744
                                                       2005      1.226          1.276          339,461
                                                       2004      1.139          1.226               --
                                                       2003      1.000          1.139               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.182          1.297           15,551
                                                       2005      1.169          1.182           15,551
                                                       2004      1.121          1.169               --
                                                       2003      1.000          1.121               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.264          1.448           72,012
                                                       2005      1.253          1.264           64,314
                                                       2004      1.139          1.253           17,389
                                                       2003      1.000          1.139               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.479          1.621          143,409
                                                       2005      1.399          1.479          164,595
                                                       2004      1.155          1.399            4,197
                                                       2003      1.000          1.155               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.428          1.505               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.265          1.342           13,100

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.604          1.759           12,575

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.522          1.552           44,328

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.070          409,818

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.333          1.310               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.259            8,483

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.250          1.374           43,929

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           43,448

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.339          1.433               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.138           29,175

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.111          1.145           25,393

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024          264,792

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.339          1.301           36,177

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.010          1.043           27,122

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.247          1.276              956

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.274          1.285           42,841

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.299          1.326           23,323

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055           14,474

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044           47,233

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.049          211,972

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054          105,935

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.215          1.292          374,296

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046           81,878

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.090           65,739
                                                       2005      1.111          1.108           61,897
                                                       2004      1.045          1.111            9,080
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2006      1.049          1.064          646,122
                                                       2005      1.048          1.049          500,643
                                                       2004      1.023          1.048           14,843
                                                       2003      1.000          1.023               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2006      1.238          1.343               --
                                                       2005      1.182          1.238               --
                                                       2004      1.125          1.182               --
                                                       2003      1.000          1.125               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2006      1.467          1.830               --
                                                       2005      1.338          1.467               --
                                                       2004      1.179          1.338               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2006      1.592          1.824           42,921
                                                       2005      1.523          1.592           43,597
                                                       2004      1.235          1.523               --
                                                       2003      1.000          1.235               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.255          1.333               --
                                                       2005      1.181          1.255               --
                                                       2004      1.135          1.181               --
                                                       2003      1.000          1.135               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.239          1.299               --
                                                       2005      1.214          1.239           97,181
                                                       2004      1.131          1.214            2,409
                                                       2003      1.000          1.131               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.240          1.274               --
                                                       2005      1.168          1.240            3,548
                                                       2004      1.122          1.168            2,527
                                                       2003      1.000          1.122               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.171               --
                                                       2005      1.044          1.104               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050          196,583

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126               --
                                                       2005      1.017          1.083           70,772

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027           37,182

  Travelers Managed Income Subaccount (10/01)........  2006      1.023          1.010               --
                                                       2005      1.033          1.023           25,576
                                                       2004      1.028          1.033           23,953
                                                       2003      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.349          1.428               --
                                                       2005      1.232          1.349               --
                                                       2004      1.088          1.232               --
                                                       2003      1.000          1.088               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.269          1.339               --
                                                       2005      1.260          1.269           33,475
                                                       2004      1.131          1.260               --
                                                       2003      1.000          1.131               --

  Travelers MFS Total Return Subaccount (10/01)......  2006      1.180          1.215               --
                                                       2005      1.173          1.180          164,360
                                                       2004      1.077          1.173               --
                                                       2003      1.000          1.077               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.160          1.250               --
                                                       2005      1.115          1.160           49,291
                                                       2004      0.972          1.115              233

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.400          1.604               --
                                                       2005      1.308          1.400            8,503
                                                       2004      1.157          1.308               --
                                                       2003      1.000          1.157               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339               --
                                                       2005      1.222          1.265               --
                                                       2004      1.126          1.222               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035           29,181

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111               --
                                                       2005      1.089          1.102           44,273
                                                       2004      0.982          1.089               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.197          1.246               --
                                                       2005      1.201          1.197               --
                                                       2004      1.115          1.201               --
                                                       2003      1.000          1.115               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110            8,486

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265               --
                                                       2005      1.005          1.106           13,105

  Travelers Van Kampen Enterprise Subaccount
  (11/01)............................................  2006      1.205          1.247               --
                                                       2005      1.144          1.205              327
                                                       2004      1.127          1.144               --
                                                       2003      1.000          1.127               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).........................................  2006      1.228          1.234               --
                                                       2005      1.165          1.228               --
                                                       2004      1.114          1.165               --
                                                       2003      1.000          1.114               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (10/01)..  2006      1.466          1.598          223,301
                                                       2005      1.284          1.466          226,642
                                                       2004      1.140          1.284               --
                                                       2003      1.000          1.140               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.680          1.844           45,846
                                                       2005      1.457          1.680           48,387
                                                       2004      1.197          1.457               --
                                                       2003      1.000          1.197               --

                         SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.074            19,132

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.251          1.310                --
                                                       2005      1.213          1.251            24,538
                                                       2004      1.175          1.213            24,538
                                                       2003      0.963          1.175            19,935
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.372          1.430                --
                                                       2005      1.344          1.372           108,963
                                                       2004      1.238          1.344           114,276
                                                       2003      0.960          1.238            88,029
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2006      1.602          1.882           767,614
                                                       2005      1.439          1.602           810,358
                                                       2004      1.299          1.439           821,906
                                                       2003      0.984          1.299           579,425
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2006      1.596          1.717         2,486,964
                                                       2005      1.408          1.596         2,678,858
                                                       2004      1.282          1.408         2,649,329
                                                       2003      0.960          1.282         1,571,576
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2006      1.396          1.569         2,413,076
                                                       2005      1.352          1.396         3,051,032
                                                       2004      1.255          1.352         3,175,477
                                                       2003      0.971          1.255         2,119,583
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           152,076
                                                       2004      1.314          1.685           154,464
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           240,849
                                                       2004      1.073          1.196           236,985
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           210,512
                                                       2004      1.066          1.194           203,476
                                                       2003      1.000          1.066               240

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.028          1.186            81,467
                                                       2005      0.984          1.028            20,402

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2006      1.443          1.530           385,685
                                                       2005      1.411          1.443           380,206
                                                       2004      1.297          1.411           385,792
                                                       2003      0.968          1.297           328,001
                                                       2002      1.000          0.968                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           685,220
                                                       2004      1.214          1.334           650,674
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.176          2.720           141,038
                                                       2005      1.750          2.176           148,890
                                                       2004      1.438          1.750           111,684
                                                       2003      1.000          1.438            44,071

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2006      1.586          1.880           616,998
                                                       2005      1.475          1.586           606,826
                                                       2004      1.275          1.475           576,751
                                                       2003      0.988          1.275           252,135
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514            80,525
                                                       2004      1.259          1.425            25,772
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)....................................  2006      1.661          1.837            57,234
                                                       2005      1.519          1.661            74,724
                                                       2004      1.292          1.519            74,724
                                                       2003      0.983          1.292            61,684
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           208,887
                                                       2004      1.326          1.487           243,815
                                                       2003      1.000          1.326            85,338

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (10/01).........  2006      1.140          1.312            17,582
                                                       2005      1.170          1.140            33,405
                                                       2004      1.160          1.170            24,985
                                                       2003      0.963          1.160            20,788
                                                       2002      1.000          0.963                --

  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2006      1.310          1.372           164,233
                                                       2005      1.262          1.310           170,251
                                                       2004      1.258          1.262           170,523
                                                       2003      0.960          1.258           127,274
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (11/01)............................................  2006      1.559          1.717            59,358
                                                       2005      1.523          1.559            61,604
                                                       2004      1.350          1.523            66,918
                                                       2003      0.974          1.350            66,935
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2006      1.397          1.611           120,568
                                                       2005      1.376          1.397           199,161
                                                       2004      1.302          1.376           206,538
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

  LMPVPI Investors Subaccount (Class I) (10/01)......  2006      1.386          1.599           166,778
                                                       2005      1.333          1.386           192,594
                                                       2004      1.238          1.333           201,989
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2006      1.620          1.783            64,859
                                                       2005      1.583          1.620           138,098
                                                       2004      1.409          1.583           194,919
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/01)............  2006      1.283          1.437           441,213
                                                       2005      1.260          1.283           603,538
                                                       2004      1.187          1.260           569,244
                                                       2003      0.977          1.187           501,351
                                                       2002      1.000          0.977                --

  LMPVPII Diversified Strategic Income Subaccount
  (10/01)............................................  2006      1.148          1.181           127,382
                                                       2005      1.147          1.148           358,071
                                                       2004      1.101          1.147           358,207
                                                       2003      1.010          1.101           256,584
                                                       2002      1.000          1.010                --

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)............................................  2006      1.319          1.481            80,310
                                                       2005      1.296          1.319            94,634
                                                       2004      1.205          1.296            86,299
                                                       2003      0.967          1.205            65,914
                                                       2002      1.000          0.967                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (10/01).......  2006      1.410          1.608           549,366
                                                       2005      1.379          1.410           774,686
                                                       2004      1.306          1.379           802,112
                                                       2003      0.965          1.306           799,789
                                                       2002      1.000          0.965                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.982          0.998           235,963
                                                       2005      0.983          0.982           272,087
                                                       2004      0.996          0.983           302,874
                                                       2003      1.000          0.996            47,603

  LMPVPIII Aggressive Growth Subaccount (10/01)......  2006      1.459          1.549           493,160
                                                       2005      1.339          1.459           729,215
                                                       2004      1.248          1.339           755,310
                                                       2003      0.951          1.248           826,554
                                                       2002      1.000          0.951                --

  LMPVPIII High Income Subaccount (10/01)............  2006      1.352          1.465           387,108
                                                       2005      1.351          1.352           595,783
                                                       2004      1.253          1.351           594,031
                                                       2003      1.007          1.253           579,482
                                                       2002      1.000          1.007                --

  LMPVPIII International All Cap Growth Subaccount
  (11/01)............................................  2006      1.537          1.888             4,097
                                                       2005      1.410          1.537            16,587
                                                       2004      1.226          1.410            17,488
                                                       2003      0.985          1.226            14,449
                                                       2002      1.000          0.985                --

  LMPVPIII Large Cap Growth Subaccount (10/01).......  2006      1.370          1.398           270,336
                                                       2005      1.334          1.370           414,951
                                                       2004      1.362          1.334           450,163
                                                       2003      0.946          1.362           394,331
                                                       2002      1.000          0.946                --

  LMPVPIII Large Cap Value Subaccount (11/01)........  2006      1.354          1.562            10,808
                                                       2005      1.302          1.354            10,808
                                                       2004      1.206          1.302            10,808
                                                       2003      0.969          1.206            10,808
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (10/01)...........  2006      1.408          1.578           242,827
                                                       2005      1.332          1.408           309,128
                                                       2004      1.236          1.332           382,768
                                                       2003      0.976          1.236           311,907
                                                       2002      1.000          0.976                --

  LMPVPIII Money Market Subaccount (10/01)...........  2006      0.969          0.990            66,380
                                                       2005      0.966          0.969           404,247
                                                       2004      0.982          0.966           451,070
                                                       2003      0.999          0.982           611,970
                                                       2002      1.000          0.999                --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.328          1.473         2,370,104
                                                       2005      1.293          1.328         3,298,723
                                                       2004      1.243          1.293         3,172,663
                                                       2003      0.969          1.243         1,911,734
                                                       2002      1.000          0.969                --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.215          1.310         1,424,589
                                                       2005      1.194          1.215         2,241,267
                                                       2004      1.165          1.194         2,807,996
                                                       2003      0.979          1.165         1,583,911
                                                       2002      1.000          0.979                --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.382          1.554           129,518
                                                       2005      1.329          1.382           403,854
                                                       2004      1.235          1.329           105,353
                                                       2003      0.962          1.235            57,917
                                                       2002      1.000          0.962                --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.274          1.396           254,913
                                                       2005      1.261          1.274           285,715
                                                       2004      1.210          1.261           190,222
                                                       2003      0.961          1.210            95,903
                                                       2002      1.000          0.961                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.369          1.566           431,779
                                                       2005      1.358          1.369           547,969
                                                       2004      1.236          1.358           590,460
                                                       2003      1.000          1.236           321,133

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.599          1.751           451,481
                                                       2005      1.514          1.599           554,292
                                                       2004      1.251          1.514           527,627
                                                       2003      1.000          1.251           204,552

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.506          1.586            60,552

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.264          1.339            43,013

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.737          1.903           152,141

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.567          1.597            62,572

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.070           967,168

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.428          1.403            21,137

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.274          1.257            42,794

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.248          1.371           103,063

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213           172,182

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.434          1.533            70,779

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.109          1.142            95,308

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023           666,001

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.539          1.494            32,432

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.052          1.086           844,477

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.307          1.336            39,617

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.405          1.433           304,154

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053           134,994

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.261          1.340           830,941

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045           476,534

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063             5,309

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.102          1.083           351,341
                                                       2005      1.106          1.102           625,434
                                                       2004      1.041          1.106           602,161
                                                       2003      1.000          1.041           397,814

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2006      1.061          1.075         1,812,990
                                                       2005      1.061          1.061         2,382,012
                                                       2004      1.037          1.061         2,364,335
                                                       2003      1.012          1.037         1,779,865
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2006      1.356          1.469                --
                                                       2005      1.295          1.356                --
                                                       2004      1.234          1.295                --
                                                       2003      0.958          1.234                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345            89,524
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           283,797
                                                       2004      1.226          1.315           312,955
                                                       2003      0.958          1.226           228,153
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.170                --
                                                       2005      1.044          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.017          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.044                --
                                                       2005      1.010          1.027                --

  Travelers Managed Income Subaccount (10/01)........  2006      1.065          1.052                --
                                                       2005      1.077          1.065           933,401
                                                       2004      1.073          1.077           953,896
                                                       2003      1.014          1.073           888,204
                                                       2002      1.000          1.014                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           117,889
                                                       2004      1.150          1.301           126,310
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.458          1.539                --
                                                       2005      1.450          1.458            34,070
                                                       2004      1.302          1.450            15,948
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS Total Return Subaccount (10/01)......  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,484,978
                                                       2004      1.121          1.219         1,534,701
                                                       2003      0.986          1.121         1,669,877
                                                       2002      1.000          0.986                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.158          1.248                --
                                                       2005      1.114          1.158            31,530
                                                       2004      0.972          1.114             8,026

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           117,114
                                                       2004      1.256          1.419            68,612
                                                       2003      1.001          1.256            42,730
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           111,025
                                                       2004      1.208          1.310           109,780
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           128,571
                                                       2004      0.982          1.088            24,688

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.004          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/01)............................................  2006      1.263          1.307                --
                                                       2005      1.200          1.263            14,916
                                                       2004      1.184          1.200            11,065
                                                       2003      0.966          1.184            12,206
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).........................................  2006      1.311          1.316           126,265
                                                       2005      1.245          1.311           135,330
                                                       2004      1.192          1.245           143,021
                                                       2003      0.959          1.192           139,962
                                                       2002      1.000          0.959                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (10/01)..  2006      1.594          1.735           382,926
                                                       2005      1.397          1.594           390,681
                                                       2004      1.242          1.397           326,764
                                                       2003      0.991          1.242           213,718
                                                       2002      1.000          0.991                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.864          2.044           571,869
                                                       2005      1.618          1.864           558,275
                                                       2004      1.330          1.618           480,220
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --




---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

              PORTFOLIO ARCHITECT 3 CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.077            59,545

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.025          1.075                --
                                                       2005      0.991          1.025           205,665
                                                       2004      0.956          0.991           326,881
                                                       2003      0.780          0.956           329,058
                                                       2002      1.142          0.780           360,945
                                                       2001      1.000          1.142            71,942

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           345,897
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.635          1.929           819,719
                                                       2005      1.463          1.635           935,404
                                                       2004      1.316          1.463         1,024,798
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.540          1.663         2,696,326
                                                       2005      1.353          1.540         3,020,263
                                                       2004      1.227          1.353         3,308,359
                                                       2003      0.916          1.227         2,615,035
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.330          1.501         3,256,196
                                                       2005      1.282          1.330         4,072,523
                                                       2004      1.186          1.282         4,515,478
                                                       2003      0.914          1.186         4,287,113
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02).............................................  2006      1.717          2.230             3,768
                                                       2005      1.370          1.717             3,768
                                                       2004      1.119          1.370             3,768
                                                       2003      0.799          1.119             3,768
                                                       2002      1.000          0.799             3,768

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      0.997          1.138            22,888
                                                       2005      0.975          0.997            40,547
                                                       2004      0.948          0.975            40,791
                                                       2003      0.798          0.948            48,092
                                                       2002      1.000          0.798                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.096          1.114            62,792
                                                       2005      1.057          1.096           104,511
                                                       2004      0.969          1.057           104,238
                                                       2003      0.751          0.969            87,565
                                                       2002      1.000          0.751            30,660

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            14,965
                                                       2004      1.067          1.199            14,965
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           492,496
                                                       2004      1.031          1.138           486,766
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.199          2.760            82,643
                                                       2005      1.761          2.199            41,387
                                                       2004      1.442          1.761            34,887
                                                       2003      1.000          1.442            22,887

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.469          1.747           742,987
                                                       2005      1.361          1.469           810,097
                                                       2004      1.172          1.361           886,919
                                                       2003      0.904          1.172           503,783
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           139,787
                                                       2004      1.020          1.160            70,887
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080                --
                                                       2005      1.065          1.057                --
                                                       2004      0.988          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.135          1.171                --
                                                       2005      1.076          1.135             2,009
                                                       2004      1.015          1.076            11,325
                                                       2003      0.911          1.015            12,720
                                                       2002      1.000          0.911             4,844

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.117          1.163                --
                                                       2005      1.015          1.117                --
                                                       2004      0.907          1.015                --
                                                       2003      0.733          0.907                --
                                                       2002      1.000          0.733                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      0.962          1.017            27,384
                                                       2005      0.880          0.962            37,943
                                                       2004      0.894          0.880            37,960
                                                       2003      0.623          0.894            36,011
                                                       2002      1.000          0.623                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      0.947          1.095            18,390
                                                       2005      0.916          0.947            18,393
                                                       2004      0.894          0.916            18,396
                                                       2003      0.738          0.894            17,668
                                                       2002      1.000          0.738            17,318

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            16,382
                                                       2004      1.330          1.497             6,366
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2006      1.219          1.411           532,481
                                                       2005      1.196          1.219           679,420
                                                       2004      1.127          1.196           840,635
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

  LMPVPI Investors Subaccount (Class I) (10/01)......  2006      1.250          1.448           410,082
                                                       2005      1.197          1.250           503,864
                                                       2004      1.107          1.197           545,432
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.145          1.169            26,832
                                                       2005      1.111          1.145            25,564
                                                       2004      1.128          1.111            25,077
                                                       2003      0.797          1.128            24,323
                                                       2002      1.000          0.797             4,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2006      1.357          1.499           167,807
                                                       2005      1.320          1.357           187,911
                                                       2004      1.171          1.320           249,354
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2006      1.192          1.297               192
                                                       2005      1.107          1.192             5,241
                                                       2004      1.035          1.107             5,464
                                                       2003      0.754          1.035             5,467
                                                       2002      1.000          0.754                --

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)............................................  2006      1.198          1.351           214,203
                                                       2005      1.173          1.198           401,863
                                                       2004      1.086          1.173           474,749
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.095          1.206             4,227
                                                       2005      1.079          1.095             4,232
                                                       2004      1.016          1.079             4,237
                                                       2003      0.797          1.016             2,931
                                                       2002      1.000          0.797                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.991          1.011             8,782
                                                       2005      0.989          0.991             8,759
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.103          1.164                --
                                                       2005      1.078          1.103                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.383          1.589           997,101
                                                       2005      1.368          1.383         1,032,878
                                                       2004      1.239          1.368         1,022,255
                                                       2003      1.000          1.239           136,043

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.616          1.777           722,058
                                                       2005      1.524          1.616           770,368
                                                       2004      1.254          1.524           681,732
                                                       2003      1.000          1.254           241,207

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092                --
                                                       2004      1.014          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.423          1.350           132,174

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.321          1.388           207,211

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.324          1.398           194,032

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.348                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.480          1.626           401,066

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.272          1.300            48,840

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.125          1.186                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.260          1.316           155,315

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.074           224,507

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069            22,304

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.346          1.326            10,530

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.265                --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.257          1.385            38,618

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216           463,464

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.451          1.556            49,808

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.117          1.154            49,260

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026            92,023

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      0.877          0.854           249,302

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.987          1.006           511,478

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.201          1.214           208,263

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.415          1.447           416,557

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051           277,823

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056                --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.299          1.385         2,183,298

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.048           209,841

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066           242,475

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.080          1.143                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.031          1.064               733

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      1.000          0.995           187,176

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.108          1.323                --
                                                       2005      1.069          1.108             2,792
                                                       2004      0.986          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.113          1.099           296,640
                                                       2005      1.113          1.113           334,031
                                                       2004      1.043          1.113           366,107
                                                       2003      1.000          1.043           162,740

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2006      1.137          1.156         3,174,353
                                                       2005      1.132          1.137         3,743,613
                                                       2004      1.102          1.132         5,138,114
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2006      1.218          1.325             8,375
                                                       2005      1.159          1.218             8,375
                                                       2004      1.100          1.159           155,269
                                                       2003      0.850          1.100           172,684
                                                       2002      1.233          0.850            67,678
                                                       2001      1.000          1.233                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2006      1.858          2.135           238,183
                                                       2005      1.771          1.858           308,379
                                                       2004      1.433          1.771           400,281
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.184          1.260                --
                                                       2005      1.204          1.184           159,648
                                                       2004      1.156          1.204           127,245
                                                       2003      0.935          1.156           108,925
                                                       2002      1.000          0.935            26,056

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.304          1.423                --
                                                       2005      1.184          1.304           144,007
                                                       2004      1.038          1.184           142,087
                                                       2003      0.792          1.038           112,878
                                                       2002      1.000          0.792            53,735

  Travelers Equity Income Subaccount (11/01).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           528,779
                                                       2004      1.224          1.317           611,967
                                                       2003      0.952          1.224           607,249
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.290          1.321                --
                                                       2005      1.284          1.290           246,383
                                                       2004      1.187          1.284           221,187
                                                       2003      0.990          1.187           218,017
                                                       2002      1.000          0.990            87,108

  Travelers Federated Stock Subaccount (9/02)........  2006      1.091          1.128                --
                                                       2005      1.058          1.091               550
                                                       2004      0.977          1.058               551
                                                       2003      0.781          0.977               553
                                                       2002      1.000          0.781                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.175                --
                                                       2005      1.045          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.017          1.085                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.047                --
                                                       2005      1.011          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           223,030
                                                       2004      1.002          1.137           248,325
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      0.830          0.877                --
                                                       2005      0.822          0.830           279,928
                                                       2004      0.736          0.822            33,092
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

  Travelers MFS Total Return Subaccount (10/01)......  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,554,221
                                                       2004      1.144          1.250         2,980,414
                                                       2003      1.002          1.144         2,969,160
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS Value Subaccount (5/04)..............  2006      1.165          1.257                --
                                                       2005      1.117          1.165            28,462
                                                       2004      0.972          1.117            14,572

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           467,418
                                                       2004      1.060          1.202           421,402
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370             7,103
                                                       2004      1.212          1.319             3,681
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108            67,722
                                                       2004      0.982          1.091             7,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (6/02)...........  2006      1.113          1.101                --
                                                       2005      1.118          1.113            72,091
                                                       2004      1.104          1.118            69,611
                                                       2003      1.054          1.104            74,097
                                                       2002      1.000          1.054            20,923

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.005          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031                --
                                                       2005      1.048          1.071               687
                                                       2004      0.984          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.149          1.307           318,105
                                                       2005      1.127          1.149           406,718
                                                       2004      0.979          1.127           367,381
                                                       2003      0.764          0.979           277,386
                                                       2002      1.000          0.764            94,785

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      0.956          1.000             2,074
                                                       2005      0.904          0.956             2,096
                                                       2004      0.889          0.904             1,002
                                                       2003      0.722          0.889               899
                                                       2002      1.000          0.722                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.402          1.530            49,696
                                                       2005      1.226          1.402           148,325
                                                       2004      1.087          1.226           173,596
                                                       2003      0.865          1.087           167,866
                                                       2002      1.000          0.865            98,257

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.238          1.380                --
                                                       2005      1.047          1.238                --
                                                       2004      1.055          1.047                --
                                                       2003      0.862          1.055                --
                                                       2002      1.000          0.862                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.631          1.796           391,565
                                                       2005      1.411          1.631           355,930
                                                       2004      1.155          1.411           314,692
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547





                         SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.076               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.191          1.249               --
                                                       2005      1.152          1.191               --
                                                       2004      1.112          1.152               --
                                                       2003      1.000          1.112               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.474          1.738          206,289
                                                       2005      1.319          1.474          178,975
                                                       2004      1.187          1.319           99,580
                                                       2003      1.000          1.187           75,501

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.440          1.554          394,098
                                                       2005      1.266          1.440          390,697
                                                       2004      1.149          1.266          222,148
                                                       2003      1.000          1.149           87,646

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.284          1.449          242,898
                                                       2005      1.239          1.284          226,936
                                                       2004      1.147          1.239          125,019
                                                       2003      1.000          1.147           87,906

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551           73,784
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02).............................................  2006      1.875          2.433               --
                                                       2005      1.496          1.875               --
                                                       2004      1.223          1.496               --
                                                       2003      1.000          1.223               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.169          1.334               --
                                                       2005      1.144          1.169               --
                                                       2004      1.112          1.144               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.297          1.318               --
                                                       2005      1.252          1.297               --
                                                       2004      1.148          1.252               --
                                                       2003      1.000          1.148               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295           12,858
                                                       2004      1.074          1.201               --
                                                       2003      0.996          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439               --
                                                       2005      1.199          1.293           19,763
                                                       2004      1.067          1.199               --
                                                       2003      1.016          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334          122,543
                                                       2004      1.117          1.232            8,209
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.924          2.414           11,817
                                                       2005      1.542          1.924           12,852
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.472          1.750           87,893
                                                       2005      1.364          1.472           60,925
                                                       2004      1.175          1.364               --
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078               --
                                                       2005      1.065          1.057               --
                                                       2004      0.988          1.065               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.204          1.241               --
                                                       2005      1.142          1.204               --
                                                       2004      1.077          1.142               --
                                                       2003      1.000          1.077               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.374          1.431               --
                                                       2005      1.249          1.374               --
                                                       2004      1.117          1.249               --
                                                       2003      1.000          1.117               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.290          1.362               --
                                                       2005      1.181          1.290               --
                                                       2004      1.199          1.181               --
                                                       2003      1.000          1.199               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.208          1.395               --
                                                       2005      1.168          1.208               --
                                                       2004      1.141          1.168               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344           62,492
                                                       2004      1.173          1.320               --
                                                       2003      1.000          1.173               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2006      1.264          1.462               --
                                                       2005      1.241          1.264           37,563
                                                       2004      1.170          1.241           37,563
                                                       2003      1.000          1.170               --

  LMPVPI Investors Subaccount (Class I) (10/01)......  2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.179          1.203               --
                                                       2005      1.144          1.179               --
                                                       2004      1.162          1.144               --
                                                       2003      1.000          1.162               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2006      1.432          1.581           11,063
                                                       2005      1.394          1.432           11,063
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2006      1.316          1.432               --
                                                       2005      1.223          1.316               --
                                                       2004      1.145          1.223               --
                                                       2003      1.000          1.145               --

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)............................................  2006      1.245          1.403            3,933
                                                       2005      1.219          1.245            3,933
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.212          1.334               --
                                                       2005      1.194          1.212               --
                                                       2004      1.125          1.194               --
                                                       2003      1.000          1.125               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.990          1.010           35,282
                                                       2005      0.988          0.990           33,655
                                                       2004      0.997          0.988           31,864
                                                       2003      1.000          0.997            2,406

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.102          1.162               --
                                                       2005      1.028          1.102               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.272          1.461           95,093
                                                       2005      1.258          1.272          102,438
                                                       2004      1.140          1.258               --
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.488          1.635           81,354
                                                       2005      1.404          1.488           85,822
                                                       2004      1.156          1.404           25,827
                                                       2003      1.000          1.156               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.091          1.124               --
                                                       2005      1.073          1.091               --
                                                       2004      1.014          1.073               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.604          1.523               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.212          1.273               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.438          1.518               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.268          1.347               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.615          1.774           60,876

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.532          1.565           68,066

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.124          1.184               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.201          1.254               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.074               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.264               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.256          1.384           92,720

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.089          1.142               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.116          1.153            7,102

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025           86,232

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.348          1.312               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.998          1.017               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.308          1.337               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.223          1.303          256,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047           18,153

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.065               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.078          1.142               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.030          1.062               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.107          1.321               --
                                                       2005      1.069          1.107               --
                                                       2004      0.986          1.069               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.099           34,618
                                                       2005      1.115          1.115           36,177
                                                       2004      1.046          1.115           24,973
                                                       2003      1.000          1.046            4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2006      1.056          1.073          356,978
                                                       2005      1.052          1.056          359,661
                                                       2004      1.024          1.052          191,473
                                                       2003      1.000          1.024           10,207

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2006      1.246          1.355               --
                                                       2005      1.186          1.246               --
                                                       2004      1.126          1.186               --
                                                       2003      1.000          1.126               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2006      1.601          1.839           13,289
                                                       2005      1.528          1.601           13,871
                                                       2004      1.236          1.528            1,314
                                                       2003      1.000          1.236            1,436

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.128          1.201               --
                                                       2005      1.148          1.128               --
                                                       2004      1.103          1.148               --
                                                       2003      1.000          1.103               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.471          1.604               --
                                                       2005      1.336          1.471               --
                                                       2004      1.172          1.336               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246               --
                                                       2004      1.132          1.218               --
                                                       2003      1.000          1.132               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.184          1.212               --
                                                       2005      1.179          1.184               --
                                                       2004      1.091          1.179               --
                                                       2003      1.000          1.091               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.280          1.323               --
                                                       2005      1.241          1.280               --
                                                       2004      1.146          1.241               --
                                                       2003      1.000          1.146               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.106          1.174               --
                                                       2005      1.045          1.106               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087               --
                                                       2005      1.000          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129               --
                                                       2005      1.017          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.047               --
                                                       2005      1.011          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS Total Return Subaccount (10/01)......  2006      1.187          1.223               --
                                                       2005      1.177          1.187          262,473
                                                       2004      1.078          1.177          104,798
                                                       2003      1.000          1.078           81,699

  Travelers MFS Value Subaccount (5/04)..............  2006      1.164          1.256               --
                                                       2005      1.117          1.164           97,398
                                                       2004      0.972          1.117               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408           63,679
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273           24,893
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116               --
                                                       2005      1.091          1.107            7,102
                                                       2004      0.982          1.091               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (6/02)...........  2006      1.031          1.020               --
                                                       2005      1.036          1.031               --
                                                       2004      1.024          1.036               --
                                                       2003      1.000          1.024               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268               --
                                                       2005      1.005          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030               --
                                                       2005      1.047          1.070               --
                                                       2004      0.984          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.332          1.513               --
                                                       2005      1.306          1.332               --
                                                       2004      1.136          1.306               --
                                                       2003      1.000          1.136               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.216          1.271               --
                                                       2005      1.151          1.216               --
                                                       2004      1.133          1.151               --
                                                       2003      1.000          1.133               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.469          1.603               --
                                                       2005      1.286          1.469               --
                                                       2004      1.141          1.286               --
                                                       2003      1.000          1.141               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.295          1.444               --
                                                       2005      1.096          1.295               --
                                                       2004      1.105          1.096               --
                                                       2003      1.000          1.105               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.690          1.860           17,859
                                                       2005      1.462          1.690           20,828
                                                       2004      1.198          1.462            4,757
                                                       2003      1.000          1.198               --

                         SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.075             27,764

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.258          1.319                 --
                                                       2005      1.218          1.258             27,570
                                                       2004      1.178          1.218             33,748
                                                       2003      0.963          1.178             26,411
                                                       2002      1.000          0.963                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360            468,337
                                                       2004      1.143          1.211            459,945
                                                       2003      0.948          1.143            168,663
                                                       2002      1.000          0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.612          1.898          5,800,969
                                                       2005      1.445          1.612          6,040,065
                                                       2004      1.302          1.445          5,306,790
                                                       2003      0.984          1.302          2,711,712
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.606          1.730         18,281,097
                                                       2005      1.413          1.606         20,721,963
                                                       2004      1.285          1.413         18,572,237
                                                       2003      0.960          1.285         10,866,088
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.404          1.582         20,782,470
                                                       2005      1.357          1.404         24,301,428
                                                       2004      1.257          1.357         22,621,936
                                                       2003      0.971          1.257         13,557,952
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            178,408
                                                       2004      1.183          1.382             70,171
                                                       2003      0.968          1.183             62,961
                                                       2002      1.000          0.968                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02).............................................  2006      2.096          2.716                 --
                                                       2005      1.676          2.096                 --
                                                       2004      1.372          1.676                 --
                                                       2003      0.981          1.372                 --
                                                       2002      1.000          0.981                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773            636,759
                                                       2004      1.317          1.692            544,495
                                                       2003      1.005          1.317            376,157
                                                       2002      1.000          1.005                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.206          1.373            236,722
                                                       2005      1.181          1.206            238,225
                                                       2004      1.150          1.181            213,398
                                                       2003      0.971          1.150            136,435
                                                       2002      1.000          0.971                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.416          1.437            189,330
                                                       2005      1.369          1.416            271,418
                                                       2004      1.257          1.369            286,185
                                                       2003      0.976          1.257            230,557
                                                       2002      1.000          0.976                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291            526,467
                                                       2004      1.073          1.199            434,954
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289            593,796
                                                       2004      1.067          1.197            372,299
                                                       2003      1.000          1.067             10,036

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448          6,323,482
                                                       2004      1.217          1.340          5,186,994
                                                       2003      0.994          1.217          3,312,164
                                                       2002      1.000          0.994                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.188          2.740            975,031
                                                       2005      1.756          2.188          1,150,213
                                                       2004      1.440          1.756            862,804
                                                       2003      1.000          1.440            368,517

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.596          1.895          3,846,907
                                                       2005      1.481          1.596          4,394,621
                                                       2004      1.278          1.481          3,889,690
                                                       2003      0.989          1.278          2,193,501
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524            923,889
                                                       2004      1.262          1.431            431,766
                                                       2003      0.976          1.262             87,223
                                                       2002      1.000          0.976                 --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.054          1.075                 --
                                                       2005      1.064          1.054             42,050
                                                       2004      0.988          1.064             12,906

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.232          1.270                 --
                                                       2005      1.170          1.232            891,629
                                                       2004      1.105          1.170            876,533
                                                       2003      0.994          1.105            675,884
                                                       2002      1.000          0.994                 --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.496          1.555             23,329
                                                       2005      1.362          1.496             28,557
                                                       2004      1.219          1.362             30,040
                                                       2003      0.988          1.219             34,672
                                                       2002      1.000          0.988                 --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.450          1.529             32,153
                                                       2005      1.330          1.450             39,928
                                                       2004      1.352          1.330             40,404
                                                       2003      0.944          1.352             31,662
                                                       2002      1.000          0.944                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.250          1.441             81,883
                                                       2005      1.211          1.250            130,363
                                                       2004      1.185          1.211            127,226
                                                       2003      0.980          1.185            190,179
                                                       2002      1.000          0.980                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517            808,709
                                                       2004      1.328          1.492            733,265
                                                       2003      1.000          1.328            316,143

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2006      1.406          1.624          1,686,838
                                                       2005      1.382          1.406          2,300,359
                                                       2004      1.305          1.382          3,268,365
                                                       2003      0.960          1.305          1,724,848
                                                       2002      1.000          0.960                 --

  LMPVPI Investors Subaccount (Class I) (10/01)......  2006      1.394          1.612          1,272,625
                                                       2005      1.338          1.394          2,512,286
                                                       2004      1.240          1.338          2,820,016
                                                       2003      0.958          1.240          1,330,720
                                                       2002      1.000          0.958                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.373          1.399             59,877
                                                       2005      1.334          1.373             65,743
                                                       2004      1.358          1.334             71,782
                                                       2003      0.961          1.358             45,068
                                                       2002      1.000          0.961                 --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2006      1.630          1.797          1,035,131
                                                       2005      1.589          1.630          2,239,133
                                                       2004      1.412          1.589          1,763,283
                                                       2003      0.970          1.412            943,187
                                                       2002      1.000          0.970                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2006      1.491          1.619            161,416
                                                       2005      1.387          1.491            267,952
                                                       2004      1.300          1.387            271,976
                                                       2003      0.949          1.300            214,408
                                                       2002      1.000          0.949                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II)
  (10/01)............................................  2006      1.327          1.493          2,504,987
                                                       2005      1.302          1.327          3,053,694
                                                       2004      1.208          1.302          2,973,725
                                                       2003      0.967          1.208          2,335,616
                                                       2002      1.000          0.967                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.322          1.453             14,423
                                                       2005      1.304          1.322             34,816
                                                       2004      1.231          1.304             34,097
                                                       2003      0.967          1.231             33,306
                                                       2002      1.000          0.967                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.987          1.005          1,820,690
                                                       2005      0.986          0.987          2,056,662
                                                       2004      0.997          0.986          1,044,555
                                                       2003      1.000          0.997            143,635

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.099          1.158                 --
                                                       2005      1.077          1.099                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.376          1.578          3,575,243
                                                       2005      1.363          1.376          4,573,722
                                                       2004      1.237          1.363          4,464,326
                                                       2003      1.000          1.237          2,342,808

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.608          1.764          3,681,763
                                                       2005      1.519          1.608          4,969,282
                                                       2004      1.252          1.519          4,181,113
                                                       2003      1.000          1.252          1,952,789

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.089          1.121                 --
                                                       2005      1.072          1.089             80,473
                                                       2004      1.013          1.072             10,160

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.743          1.652            171,686

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.330          1.395            462,119

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.516          1.599            283,349

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.344            107,778

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.749          1.919          1,801,813

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.577          1.610            104,121

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.121          1.179                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.333          1.391            968,182

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.073            858,794

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067            123,714

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.438          1.414            360,810

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.276          1.261              5,594

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.252          1.378            710,817

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215          1,398,702

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.443          1.544            364,214

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.113          1.148            556,648

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024          2,029,520

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.549          1.506            542,114

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.985          1.003            619,409

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.341          1.353            795,413

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.414          1.445          2,607,180

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056            434,518

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038            139,506

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045             83,828

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050          2,101,220

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055          1,022,330

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.269          1.351         11,708,739

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046          2,505,959

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064            762,350

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.075          1.137             81,829

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.027          1.058             14,106

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            511,337
                                                       2004      0.985          0.973            508,529
                                                       2003      0.999          0.985            536,126
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.104          1.317                 --
                                                       2005      1.068          1.104                 --
                                                       2004      0.985          1.068                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.091          3,655,869
                                                       2005      1.110          1.108          5,187,938
                                                       2004      1.042          1.110          4,627,736
                                                       2003      1.000          1.042          2,203,110

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2006      1.067          1.084         14,104,668
                                                       2005      1.066          1.067         18,327,374
                                                       2004      1.039          1.066         16,972,145
                                                       2003      1.012          1.039         11,776,640
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2006      1.364          1.481             23,399
                                                       2005      1.301          1.364             23,720
                                                       2004      1.237          1.301             24,067
                                                       2003      0.958          1.237              4,520
                                                       2002      1.000          0.958                 --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2006      1.557          1.945            613,728
                                                       2005      1.420          1.557            684,925
                                                       2004      1.249          1.420            694,523
                                                       2003      0.994          1.249            639,013
                                                       2002      1.000          0.994                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2006      1.846          2.117            919,366
                                                       2005      1.764          1.846          1,216,084
                                                       2004      1.429          1.764          1,053,707
                                                       2003      0.977          1.429            798,826
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            426,620
                                                       2004      1.222          1.273            440,506
                                                       2003      0.967          1.222            259,207
                                                       2002      1.000          0.967                 --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.253          1.333                 --
                                                       2005      1.277          1.253          1,162,266
                                                       2004      1.229          1.277          1,178,613
                                                       2003      0.995          1.229            509,953
                                                       2002      1.000          0.995                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.599          1.743                 --
                                                       2005      1.455          1.599            194,384
                                                       2004      1.278          1.455            189,558
                                                       2003      0.977          1.278            155,088
                                                       2002      1.000          0.977                 --

  Travelers Equity Income Subaccount (11/01).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          3,382,218
                                                       2004      1.229          1.320          3,622,957
                                                       2003      0.958          1.229          2,689,774
                                                       2002      1.000          0.958                 --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.300          1.330                 --
                                                       2005      1.296          1.300            665,216
                                                       2004      1.201          1.296            613,457
                                                       2003      1.003          1.201            390,190
                                                       2002      1.000          1.003                 --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.358          1.403                 --
                                                       2005      1.318          1.358             46,011
                                                       2004      1.220          1.318             42,623
                                                       2003      0.978          1.220             12,504
                                                       2002      1.000          0.978                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (10/01).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304            657,890
                                                       2004      1.178          1.227            684,784
                                                       2003      0.966          1.178            533,101
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.045          1.105            155,229

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,072,581

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.017          1.083            340,812

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.045                 --
                                                       2005      1.010          1.028                 --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            361,918
                                                       2004      1.153          1.306            402,434
                                                       2003      0.973          1.153            231,169
                                                       2002      1.000          0.973                 --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.467          1.549                 --
                                                       2005      1.456          1.467            655,157
                                                       2004      1.305          1.456            309,694
                                                       2003      0.974          1.305            225,887
                                                       2002      1.000          0.974                 --

  Travelers MFS Total Return Subaccount (10/01)......  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         14,704,878
                                                       2004      1.123          1.224         13,582,482
                                                       2003      0.986          1.123          8,894,291
                                                       2002      1.000          0.986                 --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.162          1.252                 --
                                                       2005      1.116          1.162            648,332
                                                       2004      0.972          1.116             53,025

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          1,911,295
                                                       2004      1.259          1.425          1,619,278
                                                       2003      1.001          1.259            577,731
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            402,347
                                                       2004      1.210          1.315            411,090
                                                       2003      1.000          1.210            181,376

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104            385,841
                                                       2004      0.982          1.089             89,761

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.064          1.052                 --
                                                       2005      1.071          1.064            798,681
                                                       2004      1.061          1.071            831,527
                                                       2003      1.014          1.061            399,571
                                                       2002      1.000          1.014                 --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            471,329
                                                       2004      1.256          1.354            494,070
                                                       2003      0.969          1.256            432,677
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             12,357

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.005          1.106              4,691

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.027                 --
                                                       2005      1.046          1.068              8,428
                                                       2004      0.984          1.046                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.456          1.652          1,229,886
                                                       2005      1.431          1.456          1,584,482
                                                       2004      1.246          1.431          1,602,089
                                                       2003      0.974          1.246            914,064
                                                       2002      1.000          0.974                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.271          1.327             30,854
                                                       2005      1.205          1.271             38,060
                                                       2004      1.187          1.205             28,691
                                                       2003      0.966          1.187             13,154
                                                       2002      1.000          0.966                 --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.595          1.738          1,129,737
                                                       2005      1.398          1.595          1,074,568
                                                       2004      1.242          1.398            914,280
                                                       2003      0.991          1.242            597,035
                                                       2002      1.000          0.991                 --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.361          1.514             65,581
                                                       2005      1.153          1.361            100,320
                                                       2004      1.164          1.153             25,701
                                                       2003      0.953          1.164             24,304
                                                       2002      1.000          0.953                 --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.875          2.061          3,138,337
                                                       2005      1.625          1.875          3,596,046
                                                       2004      1.333          1.625          3,135,990
                                                       2003      0.986          1.333          1,911,507
                                                       2002      1.000          0.986                 --





                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.039          1.089               --
                                                       2005      1.000          1.039               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.143          1.231           12,974
                                                       2005      1.000          1.143           12,637

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02).............................................  2006      1.218          1.578               --
                                                       2005      1.000          1.218               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.006          1.145               --
                                                       2005      1.000          1.006               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.057          1.072               --
                                                       2005      1.000          1.057               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           12,249

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.986          1.006               --
                                                       2005      1.000          0.986               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.058          1.090               --
                                                       2005      1.000          1.058               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.130          1.174               --
                                                       2005      1.000          1.130               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.122          1.182               --
                                                       2005      1.000          1.122               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.039          1.198               --
                                                       2005      1.000          1.039               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Investors Subaccount (Class I) (10/01)......  2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.054          1.073               --
                                                       2005      1.000          1.054               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2006      1.089          1.182               --
                                                       2005      1.000          1.089               --

  LMPVPII Equity Index Subaccount (Class II)
  (10/01)............................................  2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.026          1.127               --
                                                       2005      1.000          1.026               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.043          1.098               --
                                                       2005      0.974          1.043               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.017          1.046               --
                                                       2005      1.000          1.017               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.190          1.128               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.020          1.070               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.153          1.215               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.223          1.341               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.150          1.174               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.046          1.101               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.060          1.105               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.260               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.115          1.226               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           15,393

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.104          1.182               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.103          1.072               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.012          1.030               --
                                                       2006      1.000          1.012               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054           76,274

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.038          1.104           28,254

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.006          1.064               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      0.959          0.987               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.040          1.240               --
                                                       2005      1.000          1.040               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2006      0.998          1.012               --
                                                       2005      1.000          0.998               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2006      1.066          1.157               --
                                                       2005      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      0.996          1.060               --
                                                       2005      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.093          1.190               --
                                                       2005      1.000          1.093               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      0.997          1.020               --
                                                       2005      1.000          0.997               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.029          1.063               --
                                                       2005      1.000          1.029               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.172               --
                                                       2005      1.045          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.017          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS Total Return Subaccount (10/01)......  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS Value Subaccount (5/04)..............  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Quality Bond Subaccount (6/02)...........  2006      0.989          0.978               --
                                                       2005      1.000          0.989               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.005          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      0.997          0.959               --
                                                       2005      1.000          0.997               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.028          1.166            9,140
                                                       2005      1.000          1.028            9,354

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.071          1.117               --
                                                       2005      1.000          1.071               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.130          1.231           12,991
                                                       2005      1.000          1.130           12,773

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.176          1.308               --
                                                       2005      1.000          1.176               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.138          1.250               --
                                                       2005      1.000          1.138               --





                         SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.074               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.184          1.241               --
                                                       2005      1.148          1.184               --
                                                       2004      1.111          1.148               --
                                                       2003      1.000          1.111               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.296          1.258               --
                                                       2005      1.155          1.296               --
                                                       2004      1.092          1.155               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.465          1.724          170,686
                                                       2005      1.315          1.465          138,800
                                                       2004      1.186          1.315            4,145
                                                       2003      1.000          1.186               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.432          1.541          756,627
                                                       2005      1.261          1.432          614,002
                                                       2004      1.148          1.261           23,636
                                                       2003      1.000          1.148               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.277          1.437          647,499
                                                       2005      1.235          1.277          511,616
                                                       2004      1.145          1.235            6,576
                                                       2003      1.000          1.145               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.541          1.522               --
                                                       2005      1.335          1.541            2,675
                                                       2004      1.143          1.335               --
                                                       2003      1.000          1.143               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02).............................................  2006      1.864          2.413               --
                                                       2005      1.491          1.864               --
                                                       2004      1.222          1.491               --
                                                       2003      1.000          1.222               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.534          1.987               --
                                                       2005      1.465          1.534           25,992
                                                       2004      1.142          1.465               --
                                                       2003      1.000          1.142               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.162          1.322               --
                                                       2005      1.140          1.162               --
                                                       2004      1.111          1.140               --
                                                       2003      1.000          1.111               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.289          1.307               --
                                                       2005      1.247          1.289               --
                                                       2004      1.147          1.247               --
                                                       2003      1.000          1.147               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398               --
                                                       2005      1.197          1.289           13,773
                                                       2004      1.073          1.197               --
                                                       2003      0.996          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430               --
                                                       2005      1.195          1.286           71,362
                                                       2004      1.066          1.195            4,448
                                                       2003      1.016          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534               --
                                                       2005      1.228          1.326          130,228
                                                       2004      1.116          1.228               --
                                                       2003      1.000          1.116               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.913          2.393           49,845
                                                       2005      1.537          1.913           47,524
                                                       2004      1.261          1.537            2,013
                                                       2003      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.463          1.736          221,873
                                                       2005      1.359          1.463          234,426
                                                       2004      1.174          1.359            2,118
                                                       2003      1.000          1.174               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.398          1.663               --
                                                       2005      1.315          1.398           38,096
                                                       2004      1.160          1.315               --
                                                       2003      1.000          1.160               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073               --
                                                       2005      1.063          1.052            1,653
                                                       2004      0.988          1.063               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.196          1.233               --
                                                       2005      1.138          1.196               --
                                                       2004      1.075          1.138               --
                                                       2003      1.000          1.075               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.366          1.419               --
                                                       2005      1.245          1.366               --
                                                       2004      1.116          1.245               --
                                                       2003      1.000          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.282          1.351               --
                                                       2005      1.177          1.282               --
                                                       2004      1.198          1.177               --
                                                       2003      1.000          1.198               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.201          1.383               --
                                                       2005      1.164          1.201               --
                                                       2004      1.140          1.164               --
                                                       2003      1.000          1.140               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490               --
                                                       2005      1.315          1.336           53,321
                                                       2004      1.172          1.315               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2006      1.257          1.450               --
                                                       2005      1.236          1.257               --
                                                       2004      1.169          1.236               --
                                                       2003      1.000          1.169               --

  LMPVPI Investors Subaccount (Class I) (10/01)......  2006      1.285          1.485          132,038
                                                       2005      1.235          1.285          131,791
                                                       2004      1.146          1.235               --
                                                       2003      1.000          1.146               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.172          1.193               --
                                                       2005      1.140          1.172               --
                                                       2004      1.161          1.140               --
                                                       2003      1.000          1.161               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2006      1.423          1.568            2,545
                                                       2005      1.389          1.423            2,675
                                                       2004      1.235          1.389               --
                                                       2003      1.000          1.235               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2006      1.308          1.419            7,719
                                                       2005      1.219          1.308            7,740
                                                       2004      1.144          1.219               --
                                                       2003      1.000          1.144               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II)
  (10/01)............................................  2006      1.237          1.392               --
                                                       2005      1.215          1.237               --
                                                       2004      1.129          1.215               --
                                                       2003      1.000          1.129               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.204          1.322               --
                                                       2005      1.190          1.204               --
                                                       2004      1.124          1.190               --
                                                       2003      1.000          1.124               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.985          1.001           38,704
                                                       2005      0.985          0.985           38,446
                                                       2004      0.997          0.985           21,345
                                                       2003      1.000          0.997               --

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.098          1.155               --
                                                       2005      1.026          1.098               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.264          1.448           72,012
                                                       2005      1.253          1.264           64,314
                                                       2004      1.139          1.253           17,389
                                                       2003      1.000          1.139               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.479          1.621          143,409
                                                       2005      1.399          1.479          164,595
                                                       2004      1.155          1.399            4,197
                                                       2003      1.000          1.155               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.087          1.119               --
                                                       2005      1.071          1.087               --
                                                       2004      1.013          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.594          1.510               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.204          1.262            6,383

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.428          1.505               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.265          1.342           13,100

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.604          1.759           12,575

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.522          1.552           44,328

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.119          1.176               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.193          1.244            1,329

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.072               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.333          1.310               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.259            8,483

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.250          1.374           43,929

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           43,448

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.339          1.433               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.138           29,175

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.111          1.145           25,393

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024          264,792

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.339          1.301           36,177

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.991          1.009               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.274          1.285           42,841

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.299          1.326           23,323

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055           14,474

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044           47,233

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.049          211,972

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054          105,935

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.215          1.292          374,296

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046           81,878

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.073          1.134            1,742

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.025          1.055               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.985          0.991               --
                                                       2005      0.980          0.985               --
                                                       2004      0.993          0.980               --
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.102          1.313               --
                                                       2005      1.067          1.102               --
                                                       2004      0.985          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.090           65,739
                                                       2005      1.111          1.108           61,897
                                                       2004      1.045          1.111            9,080
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2006      1.049          1.064          646,122
                                                       2005      1.048          1.049          500,643
                                                       2004      1.023          1.048           14,843
                                                       2003      1.000          1.023               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2006      1.238          1.343               --
                                                       2005      1.182          1.238               --
                                                       2004      1.125          1.182               --
                                                       2003      1.000          1.125               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2006      1.467          1.830               --
                                                       2005      1.338          1.467               --
                                                       2004      1.179          1.338               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2006      1.592          1.824           42,921
                                                       2005      1.523          1.592           43,597
                                                       2004      1.235          1.523               --
                                                       2003      1.000          1.235               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.255          1.333               --
                                                       2005      1.181          1.255               --
                                                       2004      1.135          1.181               --
                                                       2003      1.000          1.135               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.122          1.193               --
                                                       2005      1.144          1.122            1,385
                                                       2004      1.102          1.144              225
                                                       2003      1.000          1.102               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.463          1.594               --
                                                       2005      1.332          1.463               --
                                                       2004      1.171          1.332               --
                                                       2003      1.000          1.171               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.239          1.299               --
                                                       2005      1.214          1.239           97,181
                                                       2004      1.131          1.214            2,409
                                                       2003      1.000          1.131               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.177          1.204               --
                                                       2005      1.175          1.177            6,331
                                                       2004      1.090          1.175              219
                                                       2003      1.000          1.090               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.272          1.314               --
                                                       2005      1.236          1.272               --
                                                       2004      1.145          1.236               --
                                                       2003      1.000          1.145               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.240          1.274               --
                                                       2005      1.168          1.240            3,548
                                                       2004      1.122          1.168            2,527
                                                       2003      1.000          1.122               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.171               --
                                                       2005      1.044          1.104               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050          196,583

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126               --
                                                       2005      1.017          1.083           70,772

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027           37,182

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.349          1.428               --
                                                       2005      1.232          1.349               --
                                                       2004      1.088          1.232               --
                                                       2003      1.000          1.088               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.269          1.339               --
                                                       2005      1.260          1.269           33,475
                                                       2004      1.131          1.260               --
                                                       2003      1.000          1.131               --

  Travelers MFS Total Return Subaccount (10/01)......  2006      1.180          1.215               --
                                                       2005      1.173          1.180          164,360
                                                       2004      1.077          1.173               --
                                                       2003      1.000          1.077               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.160          1.250               --
                                                       2005      1.115          1.160           49,291
                                                       2004      0.972          1.115              233

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.400          1.604               --
                                                       2005      1.308          1.400            8,503
                                                       2004      1.157          1.308               --
                                                       2003      1.000          1.157               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339               --
                                                       2005      1.222          1.265               --
                                                       2004      1.126          1.222               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035           29,181

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111               --
                                                       2005      1.089          1.102           44,273
                                                       2004      0.982          1.089               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (6/02)...........  2006      1.025          1.013               --
                                                       2005      1.032          1.025            4,580
                                                       2004      1.023          1.032              743
                                                       2003      1.000          1.023               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.197          1.246               --
                                                       2005      1.201          1.197               --
                                                       2004      1.115          1.201               --
                                                       2003      1.000          1.115               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110            8,486

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265               --
                                                       2005      1.005          1.106           13,105

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025               --
                                                       2005      1.046          1.066               --
                                                       2004      0.984          1.046               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.324          1.501           18,310
                                                       2005      1.302          1.324           18,512
                                                       2004      1.135          1.302               --
                                                       2003      1.000          1.135               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.209          1.261               --
                                                       2005      1.147          1.209               --
                                                       2004      1.131          1.147               --
                                                       2003      1.000          1.131               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.461          1.590           14,635
                                                       2005      1.282          1.461           15,192
                                                       2004      1.140          1.282            6,475
                                                       2003      1.000          1.140               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.288          1.432               --
                                                       2005      1.092          1.288               --
                                                       2004      1.104          1.092               --
                                                       2003      1.000          1.104               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.680          1.844           45,846
                                                       2005      1.457          1.680           48,387
                                                       2004      1.197          1.457               --
                                                       2003      1.000          1.197               --

                         SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.074            19,132

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.251          1.310                --
                                                       2005      1.213          1.251            24,538
                                                       2004      1.175          1.213            24,538
                                                       2003      0.963          1.175            19,935
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.602          1.882           767,614
                                                       2005      1.439          1.602           810,358
                                                       2004      1.299          1.439           821,906
                                                       2003      0.984          1.299           579,425
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.596          1.717         2,486,964
                                                       2005      1.408          1.596         2,678,858
                                                       2004      1.282          1.408         2,649,329
                                                       2003      0.960          1.282         1,571,576
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.396          1.569         2,413,076
                                                       2005      1.352          1.396         3,051,032
                                                       2004      1.255          1.352         3,175,477
                                                       2003      0.971          1.255         2,119,583
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02).............................................  2006      2.084          2.695             2,061
                                                       2005      1.669          2.084             2,063
                                                       2004      1.369          1.669             2,065
                                                       2003      0.982          1.369             2,067
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           152,076
                                                       2004      1.314          1.685           154,464
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.198          1.362            23,346
                                                       2005      1.177          1.198            23,701
                                                       2004      1.148          1.177            23,236
                                                       2003      0.971          1.148             2,694
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.407          1.425             3,291
                                                       2005      1.363          1.407             4,907
                                                       2004      1.254          1.363             4,447
                                                       2003      0.976          1.254             3,495
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           240,849
                                                       2004      1.073          1.196           236,985
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           210,512
                                                       2004      1.066          1.194           203,476
                                                       2003      1.000          1.066               240

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           685,220
                                                       2004      1.214          1.334           650,674
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.176          2.720           141,038
                                                       2005      1.750          2.176           148,890
                                                       2004      1.438          1.750           111,684
                                                       2003      1.000          1.438            44,071

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.586          1.880           616,998
                                                       2005      1.475          1.586           606,826
                                                       2004      1.275          1.475           576,751
                                                       2003      0.988          1.275           252,135
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514            80,525
                                                       2004      1.259          1.425            25,772
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.071                --
                                                       2005      1.062          1.050                --
                                                       2004      0.988          1.062            27,383

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.225          1.261                --
                                                       2005      1.166          1.225                --
                                                       2004      1.103          1.166             7,190
                                                       2003      0.994          1.103            27,518
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.487          1.543             1,902
                                                       2005      1.356          1.487             2,629
                                                       2004      1.217          1.356             2,698
                                                       2003      0.988          1.217             2,687
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.442          1.517                --
                                                       2005      1.324          1.442               792
                                                       2004      1.350          1.324               795
                                                       2003      0.944          1.350               664
                                                       2002      1.000          0.944                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.242          1.430            20,377
                                                       2005      1.206          1.242            29,219
                                                       2004      1.182          1.206            28,719
                                                       2003      0.980          1.182            27,591
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           208,887
                                                       2004      1.326          1.487           243,815
                                                       2003      1.000          1.326            85,338

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2006      1.397          1.611           120,568
                                                       2005      1.376          1.397           199,161
                                                       2004      1.302          1.376           206,538
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

  LMPVPI Investors Subaccount (Class I) (10/01)......  2006      1.386          1.599           166,778
                                                       2005      1.333          1.386           192,594
                                                       2004      1.238          1.333           201,989
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.364          1.388             2,156
                                                       2005      1.329          1.364             1,994
                                                       2004      1.355          1.329             1,937
                                                       2003      0.961          1.355             1,697
                                                       2002      1.000          0.961                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2006      1.620          1.783            64,859
                                                       2005      1.583          1.620           138,098
                                                       2004      1.409          1.583           194,919
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2006      1.481          1.606            28,822
                                                       2005      1.381          1.481            27,139
                                                       2004      1.298          1.381            21,740
                                                       2003      0.949          1.298             1,981
                                                       2002      1.000          0.949                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II)
  (10/01)............................................  2006      1.319          1.481            80,310
                                                       2005      1.296          1.319            94,634
                                                       2004      1.205          1.296            86,299
                                                       2003      0.967          1.205            65,914
                                                       2002      1.000          0.967                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.314          1.441             1,236
                                                       2005      1.299          1.314             1,238
                                                       2004      1.228          1.299             1,241
                                                       2003      0.967          1.228               211
                                                       2002      1.000          0.967                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.982          0.998           235,963
                                                       2005      0.983          0.982           272,087
                                                       2004      0.996          0.983           302,874
                                                       2003      1.000          0.996            47,603

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.096          1.152                --
                                                       2005      1.076          1.096                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.369          1.566           431,779
                                                       2005      1.358          1.369           547,969
                                                       2004      1.236          1.358           590,460
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.599          1.751           451,481
                                                       2005      1.514          1.599           554,292
                                                       2004      1.251          1.514           527,627
                                                       2003      1.000          1.251           204,552

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.085          1.116                --
                                                       2005      1.071          1.085                --
                                                       2004      1.013          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.731          1.639            15,526

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.321          1.384            50,094

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.506          1.586            60,552

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.264          1.339            43,013

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.737          1.903           152,141

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.567          1.597            62,572

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.116          1.173                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.324          1.380            50,685

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.072           163,987

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.428          1.403            21,137

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.274          1.257            42,794

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.248          1.371           103,063

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213           172,182

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.434          1.533            70,779

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.109          1.142            95,308

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023           666,001

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.539          1.494            32,432

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.978          0.995           290,105

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.405          1.433           304,154

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053           134,994

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.261          1.340           830,941

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045           476,534

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063             5,309

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.071          1.131                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.023          1.053            35,601

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           234,472
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.100          1.310                --
                                                       2005      1.066          1.100                --
                                                       2004      0.985          1.066                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.102          1.083           351,341
                                                       2005      1.106          1.102           625,434
                                                       2004      1.041          1.106           602,161
                                                       2003      1.000          1.041           397,814

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2006      1.061          1.075         1,812,990
                                                       2005      1.061          1.061         2,382,012
                                                       2004      1.037          1.061         2,364,335
                                                       2003      1.012          1.037         1,779,865
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2006      1.356          1.469                --
                                                       2005      1.295          1.356                --
                                                       2004      1.234          1.295                --
                                                       2003      0.958          1.234                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345            89,524
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.246          1.324                --
                                                       2005      1.272          1.246           153,672
                                                       2004      1.226          1.272           149,871
                                                       2003      0.995          1.226            11,156
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.589          1.731                --
                                                       2005      1.449          1.589            61,319
                                                       2004      1.275          1.449            63,067
                                                       2003      0.977          1.275            55,380
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           283,797
                                                       2004      1.226          1.315           312,955
                                                       2003      0.958          1.226           228,153
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.292          1.321                --
                                                       2005      1.291          1.292            79,508
                                                       2004      1.198          1.291            79,142
                                                       2003      1.003          1.198            22,819
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.350          1.394                --
                                                       2005      1.313          1.350             2,412
                                                       2004      1.217          1.313               981
                                                       2003      0.977          1.217                --
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (10/01).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.170                --
                                                       2005      1.044          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.017          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.044                --
                                                       2005      1.010          1.027                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           117,889
                                                       2004      1.150          1.301           126,310
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.458          1.539                --
                                                       2005      1.450          1.458            34,070
                                                       2004      1.302          1.450            15,948
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS Total Return Subaccount (10/01)......  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,484,978
                                                       2004      1.121          1.219         1,534,701
                                                       2003      0.986          1.121         1,669,877
                                                       2002      1.000          0.986                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.158          1.248                --
                                                       2005      1.114          1.158            31,530
                                                       2004      0.972          1.114             8,026

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           117,114
                                                       2004      1.256          1.419            68,612
                                                       2003      1.001          1.256            42,730
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           111,025
                                                       2004      1.208          1.310           109,780
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           128,571
                                                       2004      0.982          1.088            24,688

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.058          1.045                --
                                                       2005      1.067          1.058            79,108
                                                       2004      1.058          1.067            79,085
                                                       2003      1.014          1.058            13,167
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.004          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.045          1.064            35,764
                                                       2004      0.984          1.045            17,656

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.447          1.639            93,862
                                                       2005      1.425          1.447           193,397
                                                       2004      1.243          1.425           201,061
                                                       2003      0.974          1.243           235,475
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.263          1.316                --
                                                       2005      1.200          1.263                --
                                                       2004      1.185          1.200                --
                                                       2003      0.966          1.185                --
                                                       2002      1.000          0.966                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.585          1.724            52,472
                                                       2005      1.393          1.585            73,312
                                                       2004      1.239          1.393            56,482
                                                       2003      0.991          1.239            17,573
                                                       2002      1.000          0.991                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.352          1.502             8,502
                                                       2005      1.148          1.352                --
                                                       2004      1.162          1.148                --
                                                       2003      0.953          1.162                --
                                                       2002      1.000          0.953                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.864          2.044           571,869
                                                       2005      1.618          1.864           558,275
                                                       2004      1.330          1.618           480,220
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund- merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust- merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust- merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio- merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

              PORTFOLIO ARCHITECT L CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.166          1.138                 --
                                                       2005      1.034          1.166            244,221
                                                       2004      0.973          1.034            458,633
                                                       2003      0.803          0.973            483,364
                                                       2002      1.183          0.803            440,010
                                                       2001      1.000          1.183             25,673

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.649          1.950          1,779,732
                                                       2005      1.473          1.649          1,914,049
                                                       2004      1.322          1.473          1,965,953
                                                       2003      0.995          1.322          1,577,762
                                                       2002      1.188          0.995            579,448
                                                       2001      1.000          1.188             53,009

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.553          1.681          6,204,083
                                                       2005      1.362          1.553          6,908,813
                                                       2004      1.233          1.362          7,498,271
                                                       2003      0.918          1.233          6,289,036
                                                       2002      1.238          0.918          2,672,503
                                                       2001      1.000          1.238            328,550

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.341          1.517          5,744,650
                                                       2005      1.291          1.341          6,617,005
                                                       2004      1.191          1.291          7,869,519
                                                       2003      0.916          1.191          6,886,746
                                                       2002      1.143          0.916          3,517,428
                                                       2001      1.000          1.143            483,056

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.297          1.282                 --
                                                       2005      1.117          1.297            200,941
                                                       2004      0.952          1.117            274,552
                                                       2003      0.777          0.952            276,632
                                                       2002      0.877          0.777            223,435

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.703          2.217                 --
                                                       2005      1.618          1.703            399,140
                                                       2004      1.255          1.618            534,356
                                                       2003      0.953          1.255            420,706
                                                       2002      1.046          0.953            169,208

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.005          1.149            107,652
                                                       2005      0.981          1.005            113,162
                                                       2004      0.951          0.981            113,107
                                                       2003      0.799          0.951            229,583
                                                       2002      0.837          0.799            136,153

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.104          1.124            480,027
                                                       2005      1.063          1.104            610,789
                                                       2004      0.972          1.063            811,595
                                                       2003      0.752          0.972            795,333
                                                       2002      0.934          0.752            429,565

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                 --
                                                       2005      1.204          1.302             60,422
                                                       2004      1.074          1.204             34,482
                                                       2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                 --
                                                       2005      1.202          1.299            117,915
                                                       2004      1.067          1.202             26,373
                                                       2003      1.000          1.067                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.242          1.443                 --
                                                       2005      1.144          1.242          1,734,260
                                                       2004      1.035          1.144          1,999,529
                                                       2003      0.842          1.035          1,608,369
                                                       2002      0.999          0.842            719,789

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.211          2.780            643,439
                                                       2005      1.767          2.211            838,387
                                                       2004      1.444          1.767            538,483
                                                       2003      1.000          1.444             73,437

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.481          1.766          1,658,197
                                                       2005      1.369          1.481          2,258,919
                                                       2004      1.177          1.369          1,963,706
                                                       2003      0.907          1.177          1,293,188
                                                       2002      1.134          0.907            589,742
                                                       2001      1.000          1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.246          1.490                 --
                                                       2005      1.166          1.246            439,470
                                                       2004      1.024          1.166            662,918
                                                       2003      0.789          1.024            314,762
                                                       2002      0.831          0.789            130,925

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.084                 --
                                                       2005      1.067          1.061             55,179
                                                       2004      0.989          1.067                 --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.144          1.181                 --
                                                       2005      1.082          1.144            224,786
                                                       2004      1.018          1.082            232,165
                                                       2003      0.912          1.018            226,801
                                                       2002      0.922          0.912            192,627

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.125          1.174             10,923
                                                       2005      1.020          1.125             12,895
                                                       2004      0.910          1.020             13,043
                                                       2003      0.734          0.910             12,999
                                                       2002      0.773          0.734              2,339

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      0.970          1.026             14,621
                                                       2005      0.885          0.970             17,017
                                                       2004      0.897          0.885            107,994
                                                       2003      0.624          0.897            111,827
                                                       2002      0.657          0.624              9,994

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      0.955          1.105             16,772
                                                       2005      0.921          0.955             37,932
                                                       2004      0.898          0.921             70,179
                                                       2003      0.739          0.898             71,689
                                                       2002      0.746          0.739            102,057

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.534          1.717                 --
                                                       2005      1.502          1.534            237,592
                                                       2004      1.332          1.502            247,135
                                                       2003      1.000          1.332             80,414

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.229          1.426          1,799,672
                                                       2005      1.204          1.229          2,575,093
                                                       2004      1.132          1.204          3,132,904
                                                       2003      0.829          1.132          2,830,329
                                                       2002      1.127          0.829          1,972,141
                                                       2001      1.000          1.127            277,708

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.261          1.463            702,579
                                                       2005      1.205          1.261          1,173,271
                                                       2004      1.112          1.205          1,380,340
                                                       2003      0.856          1.112            997,741
                                                       2002      1.134          0.856            806,373
                                                       2001      1.000          1.134             76,156

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.154          1.180            109,686
                                                       2005      1.117          1.154            153,668
                                                       2004      1.132          1.117            294,225
                                                       2003      0.798          1.132             90,125
                                                       2002      0.755          0.798             14,568

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.369          1.515            502,492
                                                       2005      1.329          1.369            983,324
                                                       2004      1.176          1.329          1,076,083
                                                       2003      0.805          1.176          1,094,670
                                                       2002      1.255          0.805            354,038
                                                       2001      1.000          1.255              3,283

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.200          1.309             55,251
                                                       2005      1.113          1.200             56,448
                                                       2004      1.039          1.113             65,449
                                                       2003      0.755          1.039             48,254
                                                       2002      0.777          0.755              2,659

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.208          1.365          1,061,629
                                                       2005      1.180          1.208          1,239,450
                                                       2004      1.091          1.180          2,117,905
                                                       2003      0.870          1.091          2,036,010
                                                       2002      1.141          0.870            903,725
                                                       2001      1.000          1.141             46,322

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.103          1.218             13,761
                                                       2005      1.085          1.103             17,623
                                                       2004      1.019          1.085             19,509
                                                       2003      0.798          1.019             31,671
                                                       2002      0.760          0.798             16,195

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.996          1.018            273,132
                                                       2005      0.991          0.996            453,573
                                                       2004      0.998          0.991            429,944
                                                       2003      1.000          0.998            109,660

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.107          1.170                 --
                                                       2005      1.080          1.107                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.391          1.601            353,400
                                                       2005      1.372          1.391            395,149
                                                       2004      1.241          1.372            374,495
                                                       2003      1.000          1.241            244,664

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.625          1.790            540,138
                                                       2005      1.529          1.625            961,887
                                                       2004      1.256          1.529            710,264
                                                       2003      1.000          1.256            316,447

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.096          1.130                 --
                                                       2005      1.075          1.096                 --
                                                       2004      1.015          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.434          1.363            231,949

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.331          1.401            218,415

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.336          1.412            178,351

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.271          1.353                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.492          1.641            427,771

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.282          1.312             98,813

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.130          1.192                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.270          1.329            243,952

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.076            537,046

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.070              9,137

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.359          1.340            369,237

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.281          1.269              1,699

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.262          1.393            113,433

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.218            687,855

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.460          1.567             13,451

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.092          1.147                168

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.122          1.160            939,707

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.027            536,318

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      0.885          0.862            762,364

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.995          1.016            129,414

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.212          1.227          1,173,634

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.428          1.462          1,625,768

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.059             76,739

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.041            129,591

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.047              3,377

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.053             54,976

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.058          3,744,117

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.311          1.399          6,782,019

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.049            703,434

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.067            298,379

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.084          1.150             55,171

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.035          1.069              5,154

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.987          0.995                 --
                                                       2005      0.977          0.987            150,830
                                                       2004      0.986          0.977            673,304
                                                       2003      0.996          0.986            855,860
                                                       2002      0.999          0.996            802,446

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.111          1.329                 --
                                                       2005      1.071          1.111                 --
                                                       2004      0.987          1.071                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.119          1.107          1,144,215
                                                       2005      1.117          1.119          1,495,964
                                                       2004      1.045          1.117          2,231,285
                                                       2003      1.000          1.045          1,039,141

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.146          1.169          7,635,347
                                                       2005      1.140          1.146         10,573,072
                                                       2004      1.107          1.140         14,158,270
                                                       2003      1.074          1.107         14,489,686
                                                       2002      1.003          1.074          8,698,076
                                                       2001      1.000          1.003            284,980

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.458          1.828            502,241
                                                       2005      1.323          1.458            375,153
                                                       2004      1.160          1.323            516,700
                                                       2003      0.919          1.160            603,425
                                                       2002      1.138          0.919            285,369
                                                       2001      1.000          1.138             52,475

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.874          2.157            619,859
                                                       2005      1.783          1.874            844,247
                                                       2004      1.439          1.783          1,134,138
                                                       2003      0.980          1.439          1,081,087
                                                       2002      1.221          0.980            712,422
                                                       2001      1.000          1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.277          1.359                 --
                                                       2005      1.196          1.277            434,982
                                                       2004      1.144          1.196            595,498
                                                       2003      0.901          1.144            327,479
                                                       2002      1.206          0.901             82,566
                                                       2001      1.000          1.206              3,553

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.193          1.270                 --
                                                       2005      1.211          1.193            311,252
                                                       2004      1.160          1.211          2,407,328
                                                       2003      0.936          1.160            639,427
                                                       2002      0.975          0.936            170,593

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.314          1.434                 --
                                                       2005      1.191          1.314            256,661
                                                       2004      1.042          1.191            266,416
                                                       2003      0.793          1.042            313,401
                                                       2002      0.882          0.793             58,105

  Travelers Equity Income Subaccount (11/99).........  2006      1.360          1.428                 --
                                                       2005      1.326          1.360          2,251,835
                                                       2004      1.229          1.326          2,433,328
                                                       2003      0.955          1.229          1,969,032
                                                       2002      1.130          0.955            718,818
                                                       2001      1.000          1.130             27,813

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.300          1.331                 --
                                                       2005      1.291          1.300            745,362
                                                       2004      1.191          1.291            991,656
                                                       2003      0.991          1.191            960,744
                                                       2002      0.941          0.991             93,591

  Travelers Federated Stock Subaccount (9/02)........  2006      1.100          1.138                 --
                                                       2005      1.064          1.100             77,154
                                                       2004      0.980          1.064             79,394
                                                       2003      0.782          0.980             84,271
                                                       2002      0.788          0.782             17,425

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (11/99).............  2006      1.177          1.212                 --
                                                       2005      1.103          1.177          1,103,383
                                                       2004      1.055          1.103            915,748
                                                       2003      0.862          1.055            794,841
                                                       2002      1.138          0.862            226,191
                                                       2001      1.000          1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.108          1.177                 --
                                                       2005      1.045          1.108                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.019          1.022                 --
                                                       2005      1.000          1.019             86,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.053          1.090                 --
                                                       2005      1.000          1.053             78,054

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.086          1.132                 --
                                                       2005      1.017          1.086          3,561,326

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.030          1.049                 --
                                                       2005      1.011          1.030                 --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.259          1.336                 --
                                                       2005      1.145          1.259            194,233
                                                       2004      1.006          1.145            273,915
                                                       2003      0.846          1.006            172,694
                                                       2002      1.151          0.846            159,360
                                                       2001      1.000          1.151                614

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      0.837          0.885                 --
                                                       2005      0.827          0.837          1,016,433
                                                       2004      0.738          0.827            768,481
                                                       2003      0.549          0.738            783,843
                                                       2002      0.626          0.549            222,429

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.271          1.311                 --
                                                       2005      1.258          1.271          9,648,193
                                                       2004      1.150          1.258         10,625,367
                                                       2003      1.005          1.150          9,375,765
                                                       2002      1.081          1.005          4,154,038
                                                       2001      1.000          1.081            348,528

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS Value Subaccount (5/04)..............  2006      1.169          1.262                 --
                                                       2005      1.119          1.169            108,277
                                                       2004      0.972          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.300          1.492                 --
                                                       2005      1.209          1.300            424,780
                                                       2004      1.064          1.209            404,686
                                                       2003      0.843          1.064            261,140
                                                       2002      0.845          0.843             35,971

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.377          1.460                 --
                                                       2005      1.324          1.377             25,462
                                                       2004      1.213          1.324             30,145
                                                       2003      1.000          1.213             22,941

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.038          1.092                 --
                                                       2005      1.000          1.038                209

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.112          1.122                 --
                                                       2005      1.092          1.112            176,162
                                                       2004      0.983          1.092              7,354

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.121          1.110                 --
                                                       2005      1.124          1.121            760,051
                                                       2004      1.108          1.124          1,333,327
                                                       2003      1.055          1.108          1,212,574
                                                       2002      1.015          1.055            544,484

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.056          1.101                 --
                                                       2005      1.054          1.056            738,970
                                                       2004      0.974          1.054            840,779
                                                       2003      0.749          0.974            875,861
                                                       2002      1.148          0.749            654,693
                                                       2001      1.000          1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.281                 --
                                                       2005      1.000          1.113                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.271                 --
                                                       2005      1.005          1.109                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.075          1.035                 --
                                                       2005      1.049          1.075              4,894
                                                       2004      0.984          1.049                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.158          1.319            675,931
                                                       2005      1.133          1.158            784,448
                                                       2004      0.983          1.133          1,107,608
                                                       2003      0.766          0.983          1,094,511
                                                       2002      0.907          0.766            665,542

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      0.963          1.010             53,468
                                                       2005      0.909          0.963             66,019
                                                       2004      0.893          0.909             66,034
                                                       2003      0.723          0.893             71,388
                                                       2002      0.788          0.723             78,186

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.412          1.545            486,927
                                                       2005      1.233          1.412            537,353
                                                       2004      1.091          1.233            796,095
                                                       2003      0.867          1.091            530,106
                                                       2002      0.985          0.867            290,464

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.247          1.393            171,791
                                                       2005      1.053          1.247            173,750
                                                       2004      1.059          1.053            191,175
                                                       2003      0.863          1.059            189,423
                                                       2002      0.778          0.863            163,295

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.643          1.813          1,263,253
                                                       2005      1.418          1.643          1,771,018
                                                       2004      1.159          1.418          1,933,959
                                                       2003      0.854          1.159          1,521,044
                                                       2002      0.993          0.854            558,775





                         SEPARATE ACCOUNT CHARGES 1.95%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.372          1.337               --
                                                       2005      1.218          1.372            8,961
                                                       2004      1.147          1.218            8,961
                                                       2003      0.948          1.147            4,728
                                                       2002      1.000          0.948               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.626          1.921            1,393
                                                       2005      1.454          1.626            1,395
                                                       2004      1.306          1.454            8,292
                                                       2003      0.984          1.306               --
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.620          1.752          324,087
                                                       2005      1.422          1.620          312,677
                                                       2004      1.289          1.422          310,343
                                                       2003      0.961          1.289          233,269
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.417          1.601          665,666
                                                       2005      1.365          1.417          612,262
                                                       2004      1.261          1.365          612,287
                                                       2003      0.971          1.261          359,401
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.612          1.593               --
                                                       2005      1.391          1.612               --
                                                       2004      1.186          1.391               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.789          2.328               --
                                                       2005      1.702          1.789           14,515
                                                       2004      1.321          1.702               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.217          1.390               --
                                                       2005      1.189          1.217               --
                                                       2004      1.154          1.189               --
                                                       2003      0.971          1.154               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.429          1.454               --
                                                       2005      1.377          1.429               --
                                                       2004      1.261          1.377               --
                                                       2003      0.976          1.261               --
                                                       2002      1.000          0.976               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.412               --
                                                       2005      1.203          1.299               --
                                                       2004      1.074          1.203               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.444               --
                                                       2005      1.201          1.297               --
                                                       2004      1.067          1.201               --
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.462          1.697               --
                                                       2005      1.348          1.462               --
                                                       2004      1.220          1.348               --
                                                       2003      0.994          1.220           37,934
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.205          2.770           19,976
                                                       2005      1.764          2.205           19,976
                                                       2004      1.443          1.764           14,602
                                                       2003      1.000          1.443               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.610          1.918           42,323
                                                       2005      1.490          1.610           42,325
                                                       2004      1.282          1.490           47,231
                                                       2003      0.989          1.282           45,162
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.537          1.837               --
                                                       2005      1.440          1.537           11,908
                                                       2004      1.265          1.440           11,908
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.059          1.082               --
                                                       2005      1.066          1.059               --
                                                       2004      0.989          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.243          1.283               --
                                                       2005      1.178          1.243               --
                                                       2004      1.109          1.178               --
                                                       2003      0.994          1.109               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.510          1.574               --
                                                       2005      1.370          1.510               --
                                                       2004      1.223          1.370               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.464          1.548               --
                                                       2005      1.338          1.464               --
                                                       2004      1.357          1.338               --
                                                       2003      0.944          1.357               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.261          1.459               --
                                                       2005      1.218          1.261               --
                                                       2004      1.188          1.218               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.529          1.711               --
                                                       2005      1.500          1.529            9,699
                                                       2004      1.331          1.500           24,726
                                                       2003      1.000          1.331           21,288

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.419          1.643           48,307
                                                       2005      1.390          1.419           39,811
                                                       2004      1.309          1.390           39,816
                                                       2003      0.960          1.309           40,379
                                                       2002      1.000          0.960               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.407          1.632            6,098
                                                       2005      1.347          1.407            6,103
                                                       2004      1.244          1.347            6,109
                                                       2003      0.959          1.244            3,053
                                                       2002      1.000          0.959               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.385          1.416               --
                                                       2005      1.342          1.385               --
                                                       2004      1.362          1.342               --
                                                       2003      0.961          1.362               --
                                                       2002      1.000          0.961               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.645          1.819               --
                                                       2005      1.599          1.645               --
                                                       2004      1.416          1.599               --
                                                       2003      0.970          1.416               --
                                                       2002      1.000          0.970               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.504          1.638               --
                                                       2005      1.396          1.504               --
                                                       2004      1.304          1.396               --
                                                       2003      0.949          1.304               --
                                                       2002      1.000          0.949               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.339          1.512          101,227
                                                       2005      1.310          1.339          103,069
                                                       2004      1.211          1.310          105,163
                                                       2003      0.967          1.211          105,766
                                                       2002      1.000          0.967               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.334          1.470               --
                                                       2005      1.312          1.334               --
                                                       2004      1.235          1.312               --
                                                       2003      0.967          1.235               --
                                                       2002      1.000          0.967               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.994          1.015               --
                                                       2005      0.990          0.994               --
                                                       2004      0.998          0.990               --
                                                       2003      1.000          0.998               --

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.105          1.167               --
                                                       2005      1.079          1.105               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.387          1.595               --
                                                       2005      1.370          1.387               --
                                                       2004      1.240          1.370               --
                                                       2003      1.000          1.240               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.620          1.784           30,605
                                                       2005      1.527          1.620           29,794
                                                       2004      1.255          1.527           29,800
                                                       2003      1.000          1.255           29,801

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.094          1.127               --
                                                       2005      1.074          1.094               --
                                                       2004      1.014          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.761          1.672               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.343          1.412               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.532          1.618               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.270          1.350               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.767          1.942           62,759

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.593          1.630               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.127          1.189               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.347          1.408               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.075               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.453          1.432           20,979

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.279          1.267               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.260          1.389               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.217           27,972

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.456          1.562            5,919

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.091          1.145            5,867

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.120          1.157               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026           73,739

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.565          1.524               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.995          1.015           11,640
                                                       2006      1.000          0.995           11,670

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.355          1.370            9,029

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.429          1.462           77,841

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.047               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.057               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.282          1.367          131,683

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.049           19,954

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066           12,241

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.082          1.147               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.033          1.067               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.987          0.995               --
                                                       2005      0.979          0.987           11,670
                                                       2004      0.988          0.979           11,700
                                                       2003      1.000          0.988               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.110          1.326               --
                                                       2005      1.070          1.110               --
                                                       2004      0.987          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.116          1.103           60,291
                                                       2005      1.115          1.116           60,291
                                                       2004      1.044          1.115           60,291
                                                       2003      1.000          1.044           57,878

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.077          1.097          162,284
                                                       2005      1.072          1.077          160,810
                                                       2004      1.042          1.072          179,966
                                                       2003      1.012          1.042          151,979
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.572          1.969           66,294
                                                       2005      1.428          1.572           67,482
                                                       2004      1.253          1.428           72,597
                                                       2003      0.994          1.253           72,597
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.863          2.143           13,974
                                                       2005      1.774          1.863           13,974
                                                       2004      1.433          1.774            8,360
                                                       2003      0.977          1.433            8,360
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.366          1.453               --
                                                       2005      1.281          1.366           20,979
                                                       2004      1.226          1.281           20,979
                                                       2003      0.967          1.226           20,979
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.265          1.347               --
                                                       2005      1.285          1.265               --
                                                       2004      1.233          1.285               --
                                                       2003      0.996          1.233               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.614          1.761               --
                                                       2005      1.464          1.614               --
                                                       2004      1.282          1.464               --
                                                       2003      0.977          1.282               --
                                                       2002      1.000          0.977               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Equity Income Subaccount (11/99).........  2006      1.361          1.429               --
                                                       2005      1.329          1.361           78,736
                                                       2004      1.233          1.329           79,753
                                                       2003      0.958          1.233           75,794
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.311          1.343               --
                                                       2005      1.304          1.311               --
                                                       2004      1.205          1.304               --
                                                       2003      1.003          1.205               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.370          1.417               --
                                                       2005      1.327          1.370               --
                                                       2004      1.224          1.327               --
                                                       2003      0.978          1.224               --
                                                       2002      1.000          0.978               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.316          1.355               --
                                                       2005      1.235          1.316               --
                                                       2004      1.182          1.235               --
                                                       2003      0.967          1.182               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.176               --
                                                       2005      1.045          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.089               --
                                                       2005      1.000          1.052               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.131               --
                                                       2005      1.017          1.085               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.048               --
                                                       2005      1.011          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.444          1.532               --
                                                       2005      1.314          1.444               --
                                                       2004      1.156          1.314               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.481          1.565               --
                                                       2005      1.465          1.481               --
                                                       2004      1.309          1.465               --
                                                       2003      0.974          1.309               --
                                                       2002      1.000          0.974               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.243          1.282               --
                                                       2005      1.231          1.243          134,864
                                                       2004      1.127          1.231          143,268
                                                       2003      0.986          1.127          291,870
                                                       2002      1.000          0.986               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.167          1.260               --
                                                       2005      1.118          1.167               --
                                                       2004      0.972          1.118           22,795

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.540          1.767               --
                                                       2005      1.433          1.540           63,875
                                                       2004      1.263          1.433           70,505
                                                       2003      1.001          1.263           67,375
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.373          1.456               --
                                                       2005      1.321          1.373            5,924
                                                       2004      1.212          1.321            5,930
                                                       2003      1.000          1.212            6,531

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.091               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.110          1.120               --
                                                       2005      1.092          1.110               --
                                                       2004      0.983          1.092               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.074          1.063               --
                                                       2005      1.078          1.074            8,248
                                                       2004      1.064          1.078            8,276
                                                       2003      1.014          1.064               --
                                                       2002      1.000          1.014               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (11/99)......  2006      1.363          1.421               --
                                                       2005      1.362          1.363            8,608
                                                       2004      1.260          1.362            8,608
                                                       2003      0.969          1.260            8,608
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.279               --
                                                       2005      1.000          1.113               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270               --
                                                       2005      1.005          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.033               --
                                                       2005      1.049          1.073               --
                                                       2004      0.984          1.049               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.470          1.673               --
                                                       2005      1.439          1.470               --
                                                       2004      1.250          1.439               --
                                                       2003      0.974          1.250               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.282          1.343               --
                                                       2005      1.212          1.282               --
                                                       2004      1.191          1.212               --
                                                       2003      0.966          1.191               --
                                                       2002      1.000          0.966               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.610          1.759               --
                                                       2005      1.407          1.610               --
                                                       2004      1.246          1.407               --
                                                       2003      0.991          1.246               --
                                                       2002      1.000          0.991               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.373          1.533               --
                                                       2005      1.160          1.373               --
                                                       2004      1.168          1.160               --
                                                       2003      0.953          1.168               --
                                                       2002      1.000          0.953               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.892          2.086           51,864
                                                       2005      1.635          1.892           48,157
                                                       2004      1.337          1.635           22,724
                                                       2003      0.986          1.337           21,215
                                                       2002      1.000          0.986               --





                         SEPARATE ACCOUNT CHARGES 2.00%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.624          1.917           47,031
                                                       2005      1.452          1.624           47,188
                                                       2004      1.305          1.452           26,165
                                                       2003      0.984          1.305           19,446
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.618          1.748           90,031
                                                       2005      1.420          1.618           82,075
                                                       2004      1.288          1.420           61,511
                                                       2003      0.961          1.288           44,303
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.415          1.598           99,018
                                                       2005      1.364          1.415           90,275
                                                       2004      1.261          1.364           83,688
                                                       2003      0.971          1.261           44,174
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610               --
                                                       2004      1.186          1.389               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787              696
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.215          1.387               --
                                                       2005      1.187          1.215               --
                                                       2004      1.153          1.187               --
                                                       2003      0.971          1.153               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.427          1.451               --
                                                       2005      1.375          1.427               --
                                                       2004      1.260          1.375               --
                                                       2003      0.976          1.260               --
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298           31,491
                                                       2004      1.074          1.202               --
                                                       2003      0.996          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295               --
                                                       2004      1.067          1.200               --
                                                       2003      1.016          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459               --
                                                       2004      1.220          1.347               --
                                                       2003      0.994          1.220           13,197
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.202          2.765            5,840
                                                       2005      1.763          2.202            5,840
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442           10,805

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.608          1.914           31,820
                                                       2005      1.489          1.608           31,827
                                                       2004      1.281          1.489           29,138
                                                       2003      0.989          1.281           42,256
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535           10,334
                                                       2004      1.265          1.438            3,214
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.058          1.081               --
                                                       2005      1.066          1.058               --
                                                       2004      0.988          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.242          1.281               --
                                                       2005      1.176          1.242               --
                                                       2004      1.108          1.176               --
                                                       2003      0.994          1.108               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.507          1.571               --
                                                       2005      1.369          1.507               --
                                                       2004      1.223          1.369               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.462          1.545            6,357
                                                       2005      1.337          1.462            7,625
                                                       2004      1.356          1.337               --
                                                       2003      0.944          1.356               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.259          1.456               --
                                                       2005      1.217          1.259               --
                                                       2004      1.188          1.217               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527            5,128
                                                       2004      1.330          1.498            3,083
                                                       2003      1.018          1.330               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.417          1.640            2,252
                                                       2005      1.389          1.417            2,252
                                                       2004      1.308          1.389            2,252
                                                       2003      0.960          1.308            2,252
                                                       2002      1.000          0.960               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.405          1.628               --
                                                       2005      1.345          1.405               --
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.383          1.413               --
                                                       2005      1.341          1.383               --
                                                       2004      1.361          1.341               --
                                                       2003      0.961          1.361               --
                                                       2002      1.000          0.961               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.642          1.815              292
                                                       2005      1.597          1.642              293
                                                       2004      1.415          1.597              294
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.502          1.635            6,287
                                                       2005      1.394          1.502            7,097
                                                       2004      1.304          1.394               --
                                                       2003      0.949          1.304               --
                                                       2002      1.000          0.949               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.337          1.509            1,318
                                                       2005      1.308          1.337            1,322
                                                       2004      1.211          1.308            1,326
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.332          1.467               --
                                                       2005      1.311          1.332               --
                                                       2004      1.234          1.311               --
                                                       2003      0.967          1.234               --
                                                       2002      1.000          0.967               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.993          1.013            6,368
                                                       2005      0.989          0.993            6,368
                                                       2004      0.998          0.989            6,368
                                                       2003      1.000          0.998               --

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.104          1.165               --
                                                       2005      1.029          1.104               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.385          1.592           32,547
                                                       2005      1.369          1.385           32,552
                                                       2004      1.239          1.369           17,462
                                                       2003      1.021          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.618          1.780           21,899
                                                       2005      1.525          1.618           21,903
                                                       2004      1.255          1.525           12,982
                                                       2003      1.012          1.255               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.093          1.126               --
                                                       2005      1.074          1.093               --
                                                       2004      1.014          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.758          1.669               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.341          1.410           14,826

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.529          1.615               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.349               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.764          1.938           17,825

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.591          1.626               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.126          1.187               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.344          1.405               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.075               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.450          1.429            5,199

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.279          1.266               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.259          1.387           22,548

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.217            1,337

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.090          1.144               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.119          1.156               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026            8,715

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.562          1.521            9,397

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.993          1.013               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.352          1.367           23,737

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.426          1.459           63,705

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040           38,308

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.052              982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.057           53,336

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.280          1.365           91,702

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.048           57,178

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.081          1.145               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.032          1.065               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.109          1.325               --
                                                       2005      1.070          1.109               --
                                                       2004      0.986          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.101            6,817
                                                       2005      1.114          1.115            5,990
                                                       2004      1.044          1.114            5,900
                                                       2003      1.002          1.044            5,270

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.076          1.095           47,696
                                                       2005      1.071          1.076           42,703
                                                       2004      1.042          1.071           17,777
                                                       2003      1.012          1.042           77,212
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.860          2.138           29,405
                                                       2005      1.773          1.860           29,107
                                                       2004      1.433          1.773           27,512
                                                       2003      0.977          1.433           19,985
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364            5,199
                                                       2004      1.226          1.279            5,199
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.263          1.344               --
                                                       2005      1.284          1.263               --
                                                       2004      1.232          1.284               --
                                                       2003      0.996          1.232               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.611          1.758               --
                                                       2005      1.462          1.611               --
                                                       2004      1.281          1.462               --
                                                       2003      0.977          1.281               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359           63,711
                                                       2004      1.232          1.327           63,717
                                                       2003      0.958          1.232           48,026
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.309          1.341               --
                                                       2005      1.303          1.309           14,744
                                                       2004      1.204          1.303               --
                                                       2003      1.003          1.204               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.368          1.415               --
                                                       2005      1.325          1.368               --
                                                       2004      1.223          1.325               --
                                                       2003      0.978          1.223               --
                                                       2002      1.000          0.978               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314               --
                                                       2004      1.181          1.233               --
                                                       2003      0.967          1.181               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.175               --
                                                       2005      1.045          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018           37,600

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088               --
                                                       2005      1.000          1.052              329

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.017          1.085           31,853

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.048               --
                                                       2005      1.011          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.478          1.562               --
                                                       2005      1.463          1.478            7,577
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.242          1.280               --
                                                       2005      1.230          1.242           91,391
                                                       2004      1.126          1.230           79,465
                                                       2003      0.986          1.126           42,779
                                                       2002      1.000          0.986               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.166          1.259               --
                                                       2005      1.118          1.166           16,812
                                                       2004      0.972          1.118               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537           19,548
                                                       2004      1.262          1.432            6,415
                                                       2003      1.001          1.262            6,515
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.022          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109               --
                                                       2004      0.983          1.091               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (6/02)...........  2006      1.073          1.061               --
                                                       2005      1.077          1.073               --
                                                       2004      1.063          1.077               --
                                                       2003      1.014          1.063               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361           22,633
                                                       2004      1.260          1.361           22,637
                                                       2003      0.969          1.260           22,642
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.279               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.005          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.032               --
                                                       2005      1.048          1.072               --
                                                       2004      0.984          1.048               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.467          1.669               --
                                                       2005      1.438          1.467               --
                                                       2004      1.249          1.438               --
                                                       2003      0.974          1.249               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.280          1.340               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.607          1.756               --
                                                       2005      1.406          1.607               --
                                                       2004      1.245          1.406               --
                                                       2003      0.991          1.245               --
                                                       2002      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.371          1.530               --
                                                       2005      1.159          1.371               --
                                                       2004      1.167          1.159               --
                                                       2003      0.953          1.167               --
                                                       2002      1.000          0.953               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.889          2.082           44,932
                                                       2005      1.633          1.889           45,371
                                                       2004      1.336          1.633           43,882
                                                       2003      0.986          1.336           29,069
                                                       2002      1.000          0.986               --





                         SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           345,897
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.635          1.929           819,719
                                                       2005      1.463          1.635           935,404
                                                       2004      1.316          1.463         1,024,798
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.540          1.663         2,696,326
                                                       2005      1.353          1.540         3,020,263
                                                       2004      1.227          1.353         3,308,359
                                                       2003      0.916          1.227         2,615,035
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.330          1.501         3,256,196
                                                       2005      1.282          1.330         4,072,523
                                                       2004      1.186          1.282         4,515,478
                                                       2003      0.914          1.186         4,287,113
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      0.876          0.775            13,963

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.046          0.952           254,096

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      0.997          1.138            22,888
                                                       2005      0.975          0.997            40,547
                                                       2004      0.948          0.975            40,791
                                                       2003      0.798          0.948            48,092
                                                       2002      0.837          0.798                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.096          1.114            62,792
                                                       2005      1.057          1.096           104,511
                                                       2004      0.969          1.057           104,238
                                                       2003      0.751          0.969            87,565
                                                       2002      0.934          0.751            30,660

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            14,965
                                                       2004      1.067          1.199            14,965
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           492,496
                                                       2004      1.031          1.138           486,766
                                                       2003      0.841          1.031           406,480
                                                       2002      0.999          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.199          2.760            82,643
                                                       2005      1.761          2.199            41,387
                                                       2004      1.442          1.761            34,887
                                                       2003      1.000          1.442            22,887

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.469          1.747           742,987
                                                       2005      1.361          1.469           810,097
                                                       2004      1.172          1.361           886,919
                                                       2003      0.904          1.172           503,783
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           139,787
                                                       2004      1.020          1.160            70,887
                                                       2003      0.788          1.020            27,006
                                                       2002      0.830          0.788            17,719

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080                --
                                                       2005      1.065          1.057                --
                                                       2004      0.988          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.135          1.171                --
                                                       2005      1.076          1.135             2,009
                                                       2004      1.015          1.076            11,325
                                                       2003      0.911          1.015            12,720
                                                       2002      0.922          0.911             4,844

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.117          1.163                --
                                                       2005      1.015          1.117                --
                                                       2004      0.907          1.015                --
                                                       2003      0.733          0.907                --
                                                       2002      0.772          0.733                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      0.962          1.017            27,384
                                                       2005      0.880          0.962            37,943
                                                       2004      0.894          0.880            37,960
                                                       2003      0.623          0.894            36,011
                                                       2002      0.656          0.623                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      0.947          1.095            18,390
                                                       2005      0.916          0.947            18,393
                                                       2004      0.894          0.916            18,396
                                                       2003      0.738          0.894            17,668
                                                       2002      0.746          0.738            17,318

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            16,382
                                                       2004      1.330          1.497             6,366
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.219          1.411           532,481
                                                       2005      1.196          1.219           679,420
                                                       2004      1.127          1.196           840,635
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.250          1.448           410,082
                                                       2005      1.197          1.250           503,864
                                                       2004      1.107          1.197           545,432
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.145          1.169            26,832
                                                       2005      1.111          1.145            25,564
                                                       2004      1.128          1.111            25,077
                                                       2003      0.797          1.128            24,323
                                                       2002      0.755          0.797             4,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.357          1.499           167,807
                                                       2005      1.320          1.357           187,911
                                                       2004      1.171          1.320           249,354
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.192          1.297               192
                                                       2005      1.107          1.192             5,241
                                                       2004      1.035          1.107             5,464
                                                       2003      0.754          1.035             5,467
                                                       2002      0.776          0.754                --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.198          1.351           214,203
                                                       2005      1.173          1.198           401,863
                                                       2004      1.086          1.173           474,749
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.095          1.206             4,227
                                                       2005      1.079          1.095             4,232
                                                       2004      1.016          1.079             4,237
                                                       2003      0.797          1.016             2,931
                                                       2002      0.759          0.797                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.991          1.011             8,782
                                                       2005      0.989          0.991             8,759
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.103          1.164                --
                                                       2005      1.078          1.103                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.383          1.589           997,101
                                                       2005      1.368          1.383         1,032,878
                                                       2004      1.239          1.368         1,022,255
                                                       2003      1.000          1.239           136,043

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.616          1.777           722,058
                                                       2005      1.524          1.616           770,368
                                                       2004      1.254          1.524           681,732
                                                       2003      1.000          1.254           241,207

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092                --
                                                       2004      1.014          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.423          1.350           132,174

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.321          1.388           207,211

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.324          1.398           194,032

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.348                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.480          1.626           401,066

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.272          1.300            48,840

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.125          1.186                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.260          1.316           155,315

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.074           224,507

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069            22,304

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.346          1.326            10,530

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.265                --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.257          1.385            38,618

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216           463,464

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.451          1.556            49,808

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.117          1.154            49,260

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026            92,023

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      0.877          0.854           249,302

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.987          1.006           511,478

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.201          1.214           208,263

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.415          1.447           416,557

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051           277,823

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056                --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.299          1.385         2,183,298

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.048           209,841

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066           242,475

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.080          1.143                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.031          1.064               733

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      0.999          0.995           187,176

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.108          1.323                --
                                                       2005      1.069          1.108             2,792
                                                       2004      0.986          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.113          1.099           296,640
                                                       2005      1.113          1.113           334,031
                                                       2004      1.043          1.113           366,107
                                                       2003      1.000          1.043           162,740

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.137          1.156         3,174,353
                                                       2005      1.132          1.137         3,743,613
                                                       2004      1.102          1.132         5,138,114
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.858          2.135           238,183
                                                       2005      1.771          1.858           308,379
                                                       2004      1.433          1.771           400,281
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.184          1.260                --
                                                       2005      1.204          1.184           159,648
                                                       2004      1.156          1.204           127,245
                                                       2003      0.935          1.156           108,925
                                                       2002      0.974          0.935            26,056

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.304          1.423                --
                                                       2005      1.184          1.304           144,007
                                                       2004      1.038          1.184           142,087
                                                       2003      0.792          1.038           112,878
                                                       2002      0.882          0.792            53,735

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Equity Income Subaccount (11/99).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           528,779
                                                       2004      1.224          1.317           611,967
                                                       2003      0.952          1.224           607,249
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.290          1.321                --
                                                       2005      1.284          1.290           246,383
                                                       2004      1.187          1.284           221,187
                                                       2003      0.990          1.187           218,017
                                                       2002      0.940          0.990            87,108

  Travelers Federated Stock Subaccount (9/02)........  2006      1.091          1.128                --
                                                       2005      1.058          1.091               550
                                                       2004      0.977          1.058               551
                                                       2003      0.781          0.977               553
                                                       2002      0.787          0.781                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.175                --
                                                       2005      1.045          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.017          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.047                --
                                                       2005      1.011          1.029                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           223,030
                                                       2004      1.002          1.137           248,325
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      0.830          0.877                --
                                                       2005      0.822          0.830           279,928
                                                       2004      0.736          0.822            33,092
                                                       2003      0.548          0.736            29,675
                                                       2002      0.625          0.548             4,683

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,554,221
                                                       2004      1.144          1.250         2,980,414
                                                       2003      1.002          1.144         2,969,160
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS Value Subaccount (5/04)..............  2006      1.165          1.257                --
                                                       2005      1.117          1.165            28,462
                                                       2004      0.972          1.117            14,572

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           467,418
                                                       2004      1.060          1.202           421,402
                                                       2003      0.842          1.060           377,074
                                                       2002      0.844          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370             7,103
                                                       2004      1.212          1.319             3,681
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108            67,722
                                                       2004      0.982          1.091             7,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (6/02)...........  2006      1.113          1.101                --
                                                       2005      1.118          1.113            72,091
                                                       2004      1.104          1.118            69,611
                                                       2003      1.054          1.104            74,097
                                                       2002      1.014          1.054            20,923

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.005          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031                --
                                                       2005      1.048          1.071               687
                                                       2004      0.984          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.149          1.307           318,105
                                                       2005      1.127          1.149           406,718
                                                       2004      0.979          1.127           367,381
                                                       2003      0.764          0.979           277,386
                                                       2002      0.907          0.764            94,785

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      0.956          1.000             2,074
                                                       2005      0.904          0.956             2,096
                                                       2004      0.889          0.904             1,002
                                                       2003      0.722          0.889               899
                                                       2002      0.788          0.722                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.402          1.530            49,696
                                                       2005      1.226          1.402           148,325
                                                       2004      1.087          1.226           173,596
                                                       2003      0.865          1.087           167,866
                                                       2002      0.985          0.865            98,257

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.238          1.380                --
                                                       2005      1.047          1.238                --
                                                       2004      1.055          1.047                --
                                                       2003      0.862          1.055                --
                                                       2002      0.777          0.862                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.631          1.796           391,565
                                                       2005      1.411          1.631           355,930
                                                       2004      1.155          1.411           314,692
                                                       2003      0.853          1.155           255,006
                                                       2002      0.992          0.853           148,547





                         SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.474          1.738          206,289
                                                       2005      1.319          1.474          178,975
                                                       2004      1.187          1.319           99,580
                                                       2003      1.000          1.187           75,501

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.440          1.554          394,098
                                                       2005      1.266          1.440          390,697
                                                       2004      1.149          1.266          222,148
                                                       2003      1.000          1.149           87,646

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.284          1.449          242,898
                                                       2005      1.239          1.284          226,936
                                                       2004      1.147          1.239          125,019
                                                       2003      1.000          1.147           87,906

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551           73,784
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.169          1.334               --
                                                       2005      1.144          1.169               --
                                                       2004      1.112          1.144               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.297          1.318               --
                                                       2005      1.252          1.297               --
                                                       2004      1.148          1.252               --
                                                       2003      1.000          1.148               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295           12,858
                                                       2004      1.074          1.201               --
                                                       2003      0.996          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439               --
                                                       2005      1.199          1.293           19,763
                                                       2004      1.067          1.199               --
                                                       2003      1.016          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334          122,543
                                                       2004      1.117          1.232            8,209
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.924          2.414           11,817
                                                       2005      1.542          1.924           12,852
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.472          1.750           87,893
                                                       2005      1.364          1.472           60,925
                                                       2004      1.175          1.364               --
                                                       2003      1.000          1.175               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078               --
                                                       2005      1.065          1.057               --
                                                       2004      0.988          1.065               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.204          1.241               --
                                                       2005      1.142          1.204               --
                                                       2004      1.077          1.142               --
                                                       2003      1.000          1.077               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.374          1.431               --
                                                       2005      1.249          1.374               --
                                                       2004      1.117          1.249               --
                                                       2003      1.000          1.117               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.290          1.362               --
                                                       2005      1.181          1.290               --
                                                       2004      1.199          1.181               --
                                                       2003      1.000          1.199               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.208          1.395               --
                                                       2005      1.168          1.208               --
                                                       2004      1.141          1.168               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344           62,492
                                                       2004      1.173          1.320               --
                                                       2003      1.000          1.173               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.264          1.462               --
                                                       2005      1.241          1.264           37,563
                                                       2004      1.170          1.241           37,563
                                                       2003      1.000          1.170               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.179          1.203               --
                                                       2005      1.144          1.179               --
                                                       2004      1.162          1.144               --
                                                       2003      1.000          1.162               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.432          1.581           11,063
                                                       2005      1.394          1.432           11,063
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.316          1.432               --
                                                       2005      1.223          1.316               --
                                                       2004      1.145          1.223               --
                                                       2003      1.000          1.145               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.245          1.403            3,933
                                                       2005      1.219          1.245            3,933
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.212          1.334               --
                                                       2005      1.194          1.212               --
                                                       2004      1.125          1.194               --
                                                       2003      1.000          1.125               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.990          1.010           35,282
                                                       2005      0.988          0.990           33,655
                                                       2004      0.997          0.988           31,864
                                                       2003      1.000          0.997            2,406

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.102          1.162               --
                                                       2005      1.028          1.102               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.272          1.461           95,093
                                                       2005      1.258          1.272          102,438
                                                       2004      1.140          1.258               --
                                                       2003      1.000          1.140               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.488          1.635           81,354
                                                       2005      1.404          1.488           85,822
                                                       2004      1.156          1.404           25,827
                                                       2003      1.000          1.156               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.091          1.124               --
                                                       2005      1.073          1.091               --
                                                       2004      1.014          1.073               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.604          1.523               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.212          1.273               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.438          1.518               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.268          1.347               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.615          1.774           60,876

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.532          1.565           68,066

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.124          1.184               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.201          1.254               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.074               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.264               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.256          1.384           92,720

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.089          1.142               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.116          1.153            7,102

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025           86,232

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.348          1.312               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.998          1.017               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.308          1.337               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.223          1.303          256,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047           18,153

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.065               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.078          1.142               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.030          1.062               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.107          1.321               --
                                                       2005      1.069          1.107               --
                                                       2004      0.986          1.069               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.099           34,618
                                                       2005      1.115          1.115           36,177
                                                       2004      1.046          1.115           24,973
                                                       2003      1.000          1.046            4,700

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.056          1.073          356,978
                                                       2005      1.052          1.056          359,661
                                                       2004      1.024          1.052          191,473
                                                       2003      1.000          1.024           10,207

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.601          1.839           13,289
                                                       2005      1.528          1.601           13,871
                                                       2004      1.236          1.528            1,314
                                                       2003      1.000          1.236            1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.128          1.201               --
                                                       2005      1.148          1.128               --
                                                       2004      1.103          1.148               --
                                                       2003      1.000          1.103               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.471          1.604               --
                                                       2005      1.336          1.471               --
                                                       2004      1.172          1.336               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246               --
                                                       2004      1.132          1.218               --
                                                       2003      1.000          1.132               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.184          1.212               --
                                                       2005      1.179          1.184               --
                                                       2004      1.091          1.179               --
                                                       2003      1.000          1.091               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.280          1.323               --
                                                       2005      1.241          1.280               --
                                                       2004      1.146          1.241               --
                                                       2003      1.000          1.146               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.106          1.174               --
                                                       2005      1.045          1.106               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129               --
                                                       2005      1.017          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.047               --
                                                       2005      1.011          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.187          1.223               --
                                                       2005      1.177          1.187          262,473
                                                       2004      1.078          1.177          104,798
                                                       2003      1.000          1.078           81,699

  Travelers MFS Value Subaccount (5/04)..............  2006      1.164          1.256               --
                                                       2005      1.117          1.164           97,398
                                                       2004      0.972          1.117               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408           63,679
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273           24,893
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116               --
                                                       2005      1.091          1.107            7,102
                                                       2004      0.982          1.091               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.031          1.020               --
                                                       2005      1.036          1.031               --
                                                       2004      1.024          1.036               --
                                                       2003      1.000          1.024               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268               --
                                                       2005      1.005          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030               --
                                                       2005      1.047          1.070               --
                                                       2004      0.984          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.332          1.513               --
                                                       2005      1.306          1.332               --
                                                       2004      1.136          1.306               --
                                                       2003      1.000          1.136               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.216          1.271               --
                                                       2005      1.151          1.216               --
                                                       2004      1.133          1.151               --
                                                       2003      1.000          1.133               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.469          1.603               --
                                                       2005      1.286          1.469               --
                                                       2004      1.141          1.286               --
                                                       2003      1.000          1.141               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.295          1.444               --
                                                       2005      1.096          1.295               --
                                                       2004      1.105          1.096               --
                                                       2003      1.000          1.105               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.690          1.860           17,859
                                                       2005      1.462          1.690           20,828
                                                       2004      1.198          1.462            4,757
                                                       2003      1.000          1.198               --





                         SEPARATE ACCOUNT CHARGES 2.15%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.364          1.326                --
                                                       2005      1.213          1.364            62,770
                                                       2004      1.144          1.213            58,277
                                                       2003      0.948          1.144             1,664
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.616          1.905           495,188
                                                       2005      1.448          1.616           482,005
                                                       2004      1.303          1.448           458,220
                                                       2003      0.984          1.303            36,452
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.611          1.737         1,389,254
                                                       2005      1.416          1.611         1,445,146
                                                       2004      1.286          1.416         1,368,378
                                                       2003      0.960          1.286            70,233
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.409          1.588         1,329,383
                                                       2005      1.360          1.409         1,347,106
                                                       2004      1.259          1.360         1,289,883
                                                       2003      0.971          1.259           144,983
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.602          1.583                --
                                                       2005      1.385          1.602             5,975
                                                       2004      1.184          1.385               769
                                                       2003      0.968          1.184                --
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.779          2.309                --
                                                       2005      1.696          1.779            62,620
                                                       2004      1.319          1.696            58,367
                                                       2003      1.005          1.319             4,827
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.209          1.379            20,372
                                                       2005      1.184          1.209            23,220
                                                       2004      1.151          1.184            22,383
                                                       2003      0.971          1.151             1,366
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.420          1.442            56,376
                                                       2005      1.371          1.420            96,952
                                                       2004      1.258          1.371            86,140
                                                       2003      0.976          1.258            17,946
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.405                --
                                                       2005      1.200          1.294           420,136
                                                       2004      1.073          1.200           361,311
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.437                --
                                                       2005      1.198          1.291           276,788
                                                       2004      1.067          1.198           264,527
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.453          1.683                --
                                                       2005      1.342          1.453           207,118
                                                       2004      1.218          1.342           176,628
                                                       2003      0.994          1.218            60,706
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.193          2.750            95,999
                                                       2005      1.759          2.193           106,758
                                                       2004      1.441          1.759            65,328
                                                       2003      1.000          1.441             7,709

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.601          1.903           101,816
                                                       2005      1.484          1.601           102,005
                                                       2004      1.279          1.484            95,320
                                                       2003      0.989          1.279            18,112
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.528          1.822                --
                                                       2005      1.434          1.528           331,794
                                                       2004      1.263          1.434           286,389
                                                       2003      0.976          1.263            41,590
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.056          1.077                --
                                                       2005      1.065          1.056            27,143
                                                       2004      0.988          1.065            22,173

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.236          1.274                --
                                                       2005      1.173          1.236            17,180
                                                       2004      1.106          1.173            17,183
                                                       2003      0.994          1.106             2,886
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.500          1.562                --
                                                       2005      1.365          1.500                --
                                                       2004      1.221          1.365                --
                                                       2003      0.988          1.221                --
                                                       2002      1.000          0.988                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.455          1.536                --
                                                       2005      1.332          1.455                --
                                                       2004      1.354          1.332                --
                                                       2003      0.944          1.354                --
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.254          1.447             8,023
                                                       2005      1.213          1.254             8,023
                                                       2004      1.186          1.213             8,023
                                                       2003      0.980          1.186                --
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.521          1.699                --
                                                       2005      1.495          1.521           184,983
                                                       2004      1.329          1.495           182,013
                                                       2003      1.000          1.329            13,380

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.410          1.630           119,843
                                                       2005      1.385          1.410            81,352
                                                       2004      1.306          1.385            72,942
                                                       2003      0.960          1.306             2,066
                                                       2002      1.000          0.960                --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.398          1.619           128,372
                                                       2005      1.341          1.398           123,801
                                                       2004      1.241          1.341           114,838
                                                       2003      0.958          1.241             2,898
                                                       2002      1.000          0.958                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.377          1.405            70,596
                                                       2005      1.337          1.377            85,039
                                                       2004      1.359          1.337            71,546
                                                       2003      0.961          1.359               758
                                                       2002      1.000          0.961                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.635          1.804            98,682
                                                       2005      1.592          1.635            92,752
                                                       2004      1.413          1.592            78,737
                                                       2003      0.970          1.413            14,928
                                                       2002      1.000          0.970                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.495          1.625           177,602
                                                       2005      1.390          1.495           170,624
                                                       2004      1.302          1.390           138,918
                                                       2003      0.949          1.302            21,834
                                                       2002      1.000          0.949                --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.331          1.499           331,961
                                                       2005      1.304          1.331           357,933
                                                       2004      1.209          1.304           411,278
                                                       2003      0.967          1.209            48,170
                                                       2002      1.000          0.967                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.326          1.459            10,714
                                                       2005      1.307          1.326            10,347
                                                       2004      1.232          1.307            10,261
                                                       2003      0.967          1.232                --
                                                       2002      1.000          0.967                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.989          1.008           362,079
                                                       2005      0.987          0.989           382,852
                                                       2004      0.997          0.987           334,352
                                                       2003      1.000          0.997            18,897

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.101          1.161                --
                                                       2005      1.078          1.101                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.380          1.584           290,580
                                                       2005      1.365          1.380           258,906
                                                       2004      1.238          1.365           250,029
                                                       2003      1.000          1.238            18,755

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.612          1.771           462,950
                                                       2005      1.522          1.612           602,227
                                                       2004      1.253          1.522           558,676
                                                       2003      1.000          1.253            30,096

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.090          1.123                --
                                                       2005      1.073          1.090             4,902
                                                       2004      1.014          1.073             3,029

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.749          1.659            74,437

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.334          1.401           174,588

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.521          1.605           126,210

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.267          1.346             9,788

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.755          1.926           153,187

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.583          1.617             5,702

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.123          1.183             4,902

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.337          1.396           181,502

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.074           292,920

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068            13,471

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.443          1.420            46,456

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.277          1.263            12,733

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.255          1.382           193,097

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216           127,500

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.447          1.550             7,808

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.115          1.151            87,887

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025           638,744

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.554          1.512            71,483

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.988          1.007           394,101

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.345          1.359            50,523

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.419          1.450           161,893

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.039            28,996

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051           203,900

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055                --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.274          1.356         1,422,795

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047         1,028,643

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.065            77,405

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.077          1.140            27,408

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.029          1.061             9,729

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.981          0.988                --
                                                       2005      0.975          0.981           360,703
                                                       2004      0.986          0.975           347,315
                                                       2003      0.999          0.986           477,541
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.106          1.320                --
                                                       2005      1.068          1.106                 1
                                                       2004      0.986          1.068             2,019

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.110          1.095           231,665
                                                       2005      1.111          1.110           225,093
                                                       2004      1.043          1.111           159,740
                                                       2003      1.000          1.043             6,497

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.071          1.088           555,591
                                                       2005      1.068          1.071           574,292
                                                       2004      1.040          1.068           536,319
                                                       2003      1.012          1.040            52,717
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.562          1.953            73,804
                                                       2005      1.422          1.562            75,118
                                                       2004      1.251          1.422            64,572
                                                       2003      0.994          1.251                --
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.851          2.125           160,645
                                                       2005      1.767          1.851           175,716
                                                       2004      1.431          1.767           162,126
                                                       2003      0.977          1.431            11,692
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.357          1.443                --
                                                       2005      1.275          1.357            46,791
                                                       2004      1.224          1.275            41,960
                                                       2003      0.967          1.224            11,023
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.257          1.337                --
                                                       2005      1.280          1.257           192,791
                                                       2004      1.230          1.280           166,519
                                                       2003      0.995          1.230             5,021
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.604          1.749                --
                                                       2005      1.458          1.604            74,762
                                                       2004      1.279          1.458            77,710
                                                       2003      0.977          1.279            17,863
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.353          1.419                --
                                                       2005      1.323          1.353           175,114
                                                       2004      1.230          1.323           183,922
                                                       2003      0.958          1.230                --
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.304          1.334                --
                                                       2005      1.299          1.304           212,505
                                                       2004      1.202          1.299           199,105
                                                       2003      1.003          1.202            44,036
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.362          1.408                --
                                                       2005      1.321          1.362            23,288
                                                       2004      1.221          1.321             5,911
                                                       2003      0.978          1.221                --
                                                       2002      1.000          0.978                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (11/99).............  2006      1.308          1.345                --
                                                       2005      1.230          1.308            26,320
                                                       2004      1.179          1.230            21,855
                                                       2003      0.967          1.179             2,446
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.106          1.174                --
                                                       2005      1.045          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019                --
                                                       2005      1.000          1.017            28,480

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051           161,755

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.017          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.046                --
                                                       2005      1.011          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.435          1.521                --
                                                       2005      1.309          1.435           128,179
                                                       2004      1.154          1.309           123,977
                                                       2003      0.973          1.154             6,398
                                                       2002      1.000          0.973                --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.472          1.554                --
                                                       2005      1.459          1.472           107,840
                                                       2004      1.306          1.459            74,203
                                                       2003      0.974          1.306             6,590
                                                       2002      1.000          0.974                --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.236          1.274                --
                                                       2005      1.226          1.236         1,399,762
                                                       2004      1.124          1.226         1,265,778
                                                       2003      0.986          1.124           129,554
                                                       2002      1.000          0.986                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.163          1.255                --
                                                       2005      1.117          1.163            98,144
                                                       2004      0.972          1.117            15,762

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.530          1.755                --
                                                       2005      1.428          1.530           155,122
                                                       2004      1.260          1.428           158,573
                                                       2003      1.001          1.260             8,954
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.366          1.447                --
                                                       2005      1.317          1.366             8,038
                                                       2004      1.211          1.317             7,877
                                                       2003      1.000          1.211                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.115                --
                                                       2005      1.090          1.106            63,092
                                                       2004      0.982          1.090            52,796

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.068          1.056                --
                                                       2005      1.073          1.068           151,142
                                                       2004      1.062          1.073           131,231
                                                       2003      1.014          1.062            22,079
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.355          1.411                --
                                                       2005      1.357          1.355            22,596
                                                       2004      1.258          1.357            22,596
                                                       2003      0.969          1.258            18,537
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277                --
                                                       2005      1.000          1.111             5,892

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267                --
                                                       2005      1.005          1.107             5,163

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.029                --
                                                       2005      1.047          1.069             9,729
                                                       2004      0.984          1.047             9,729

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.461          1.659           416,972
                                                       2005      1.433          1.461           428,536
                                                       2004      1.247          1.433           405,923
                                                       2003      0.974          1.247             6,856
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.275          1.332             2,149
                                                       2005      1.207          1.275             2,149
                                                       2004      1.188          1.207             2,149
                                                       2003      0.966          1.188                --
                                                       2002      1.000          0.966                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.600          1.745           365,814
                                                       2005      1.401          1.600           416,672
                                                       2004      1.243          1.401           333,461
                                                       2003      0.991          1.243            36,351
                                                       2002      1.000          0.991                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.365          1.520            21,170
                                                       2005      1.155          1.365            21,772
                                                       2004      1.166          1.155            30,942
                                                       2003      0.953          1.166                --
                                                       2002      1.000          0.953                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.881          2.069           541,294
                                                       2005      1.628          1.881           486,945
                                                       2004      1.334          1.628           479,347
                                                       2003      0.986          1.334            43,499
                                                       2002      1.000          0.986                --





                         SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.301          1.264               --
                                                       2005      1.158          1.301               --
                                                       2004      1.092          1.158               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.471          1.733            9,509
                                                       2005      1.318          1.471            8,186
                                                       2004      1.187          1.318               --
                                                       2003      1.000          1.187               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.437          1.549          189,493
                                                       2005      1.264          1.437          183,683
                                                       2004      1.148          1.264          175,438
                                                       2003      1.000          1.148           37,830

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.281          1.444           88,830
                                                       2005      1.238          1.281           84,261
                                                       2004      1.146          1.238           65,067
                                                       2003      1.000          1.146           38,300

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.547          1.528               --
                                                       2005      1.338          1.547               --
                                                       2004      1.144          1.338               --
                                                       2003      1.000          1.144               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.540          1.998               --
                                                       2005      1.468          1.540               --
                                                       2004      1.142          1.468               --
                                                       2003      1.000          1.142               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.166          1.329               --
                                                       2005      1.142          1.166               --
                                                       2004      1.112          1.142               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.294          1.314               --
                                                       2005      1.250          1.294               --
                                                       2004      1.148          1.250               --
                                                       2003      1.000          1.148               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403               --
                                                       2005      1.199          1.293               --
                                                       2004      1.073          1.199               --
                                                       2003      0.996          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435               --
                                                       2005      1.197          1.290           89,553
                                                       2004      1.067          1.197           89,553
                                                       2003      1.016          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.331          1.541               --
                                                       2005      1.230          1.331            7,100
                                                       2004      1.117          1.230            5,352
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.920          2.406            2,547
                                                       2005      1.540          1.920            2,186
                                                       2004      1.262          1.540            2,186
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.468          1.745          126,622
                                                       2005      1.362          1.468          125,688
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.403          1.672               --
                                                       2005      1.317          1.403               --
                                                       2004      1.161          1.317               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.055          1.076               --
                                                       2005      1.064          1.055               --
                                                       2004      0.988          1.064               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.201          1.238               --
                                                       2005      1.140          1.201               --
                                                       2004      1.076          1.140               --
                                                       2003      1.000          1.076               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.371          1.426               --
                                                       2005      1.247          1.371               --
                                                       2004      1.116          1.247               --
                                                       2003      1.000          1.116               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.287          1.358               --
                                                       2005      1.179          1.287               --
                                                       2004      1.199          1.179               --
                                                       2003      1.000          1.199               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.205          1.390               --
                                                       2005      1.167          1.205               --
                                                       2004      1.141          1.167               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.341          1.497               --
                                                       2005      1.318          1.341               --
                                                       2004      1.172          1.318               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.261          1.457               --
                                                       2005      1.239          1.261               --
                                                       2004      1.169          1.239               --
                                                       2003      1.000          1.169               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.290          1.492               --
                                                       2005      1.238          1.290               --
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.176          1.199               --
                                                       2005      1.142          1.176               --
                                                       2004      1.162          1.142               --
                                                       2003      1.000          1.162               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.428          1.576               --
                                                       2005      1.392          1.428               --
                                                       2004      1.236          1.392               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.313          1.427               --
                                                       2005      1.221          1.313               --
                                                       2004      1.144          1.221               --
                                                       2003      1.000          1.144               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.242          1.399               --
                                                       2005      1.218          1.242               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.209          1.329               --
                                                       2005      1.192          1.209               --
                                                       2004      1.124          1.192               --
                                                       2003      1.000          1.124               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.988          1.006               --
                                                       2005      0.987          0.988               --
                                                       2004      0.997          0.987               --
                                                       2003      1.000          0.997               --

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.100          1.159               --
                                                       2005      1.027          1.100               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.269          1.456          114,321
                                                       2005      1.256          1.269          114,321
                                                       2004      1.140          1.256          114,321
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.484          1.630           49,264
                                                       2005      1.402          1.484           45,463
                                                       2004      1.155          1.402           45,463
                                                       2003      1.000          1.155           32,578

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.089          1.122               --
                                                       2005      1.072          1.089               --
                                                       2004      1.013          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.600          1.518               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.209          1.269               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.434          1.513               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.267          1.345               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.611          1.768            1,466

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.528          1.560               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.122          1.181               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.198          1.250               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.338          1.316               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.277          1.262               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.254          1.380               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215              507

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.345          1.440            1,955

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.088          1.141               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.114          1.149               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025          129,605

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.344          1.307            3,249

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.995          1.014               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.280          1.292               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.304          1.332               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.220          1.299               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.076          1.139               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.028          1.060               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.989          0.995               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.105          1.318               --
                                                       2005      1.068          1.105               --
                                                       2004      0.986          1.068               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.112          1.096               --
                                                       2005      1.114          1.112               --
                                                       2004      1.045          1.114               --
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.053          1.070            4,670
                                                       2005      1.051          1.053            5,007
                                                       2004      1.024          1.051            2,322
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.472          1.839               --
                                                       2005      1.341          1.472               --
                                                       2004      1.180          1.341               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.598          1.833               --
                                                       2005      1.526          1.598               --
                                                       2004      1.236          1.526               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.259          1.338               --
                                                       2005      1.184          1.259               --
                                                       2004      1.136          1.184               --
                                                       2003      1.000          1.136               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.126          1.198               --
                                                       2005      1.147          1.126               --
                                                       2004      1.103          1.147               --
                                                       2003      1.000          1.103               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.468          1.600               --
                                                       2005      1.335          1.468               --
                                                       2004      1.172          1.335               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.243          1.304               --
                                                       2005      1.217          1.243               --
                                                       2004      1.132          1.217               --
                                                       2003      1.000          1.132               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.181          1.209               --
                                                       2005      1.177          1.181               --
                                                       2004      1.090          1.177               --
                                                       2003      1.000          1.090               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.276          1.319               --
                                                       2005      1.239          1.276               --
                                                       2004      1.146          1.239               --
                                                       2003      1.000          1.146               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.244          1.280               --
                                                       2005      1.170          1.244               --
                                                       2004      1.123          1.170               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.173               --
                                                       2005      1.045          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.086               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.128               --
                                                       2005      1.017          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.046               --
                                                       2005      1.011          1.028               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.353          1.434               --
                                                       2005      1.235          1.353               --
                                                       2004      1.089          1.235               --
                                                       2003      1.000          1.089               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.273          1.344               --
                                                       2005      1.263          1.273            3,253
                                                       2004      1.131          1.263               --
                                                       2003      1.000          1.131               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.184          1.220               --
                                                       2005      1.176          1.184               --
                                                       2004      1.078          1.176               --
                                                       2003      1.000          1.078               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.163          1.254               --
                                                       2005      1.116          1.163               --
                                                       2004      0.972          1.116               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.405          1.611               --
                                                       2005      1.311          1.405            1,469
                                                       2004      1.158          1.311               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.270          1.345               --
                                                       2005      1.225          1.270            1,959
                                                       2004      1.126          1.225              164
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114               --
                                                       2005      1.090          1.105               --
                                                       2004      0.982          1.090               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.028          1.017               --
                                                       2005      1.034          1.028               --
                                                       2004      1.024          1.034               --
                                                       2003      1.000          1.024               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.201          1.251               --
                                                       2005      1.203          1.201               --
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277               --
                                                       2005      1.000          1.111               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267               --
                                                       2005      1.005          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.028               --
                                                       2005      1.047          1.068               --
                                                       2004      0.984          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.329          1.508               --
                                                       2005      1.304          1.329               --
                                                       2004      1.136          1.304               --
                                                       2003      1.000          1.136               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.213          1.267               --
                                                       2005      1.150          1.213               --
                                                       2004      1.132          1.150               --
                                                       2003      1.000          1.132               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.466          1.598               --
                                                       2005      1.285          1.466               --
                                                       2004      1.140          1.285               --
                                                       2003      1.000          1.140               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.292          1.439               --
                                                       2005      1.095          1.292               --
                                                       2004      1.105          1.095               --
                                                       2003      1.000          1.105               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.686          1.854              991
                                                       2005      1.460          1.686               --
                                                       2004      1.197          1.460               --
                                                       2003      1.000          1.197               --

                         SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360            468,337
                                                       2004      1.143          1.211            459,945
                                                       2003      0.948          1.143            168,663
                                                       2002      1.000          0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.612          1.898          5,800,969
                                                       2005      1.445          1.612          6,040,065
                                                       2004      1.302          1.445          5,306,790
                                                       2003      0.984          1.302          2,711,712
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.606          1.730         18,281,097
                                                       2005      1.413          1.606         20,721,963
                                                       2004      1.285          1.413         18,572,237
                                                       2003      0.960          1.285         10,866,088
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.404          1.582         20,782,470
                                                       2005      1.357          1.404         24,301,428
                                                       2004      1.257          1.357         22,621,936
                                                       2003      0.971          1.257         13,557,952
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            178,408
                                                       2004      1.183          1.382             70,171
                                                       2003      0.968          1.183             62,961
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773            636,759
                                                       2004      1.317          1.692            544,495
                                                       2003      1.005          1.317            376,157
                                                       2002      1.000          1.005                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.206          1.373            236,722
                                                       2005      1.181          1.206            238,225
                                                       2004      1.150          1.181            213,398
                                                       2003      0.971          1.150            136,435
                                                       2002      1.000          0.971                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.416          1.437            189,330
                                                       2005      1.369          1.416            271,418
                                                       2004      1.257          1.369            286,185
                                                       2003      0.976          1.257            230,557
                                                       2002      1.000          0.976                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291            526,467
                                                       2004      1.073          1.199            434,954
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289            593,796
                                                       2004      1.067          1.197            372,299
                                                       2003      1.000          1.067             10,036

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448          6,323,482
                                                       2004      1.217          1.340          5,186,994
                                                       2003      0.994          1.217          3,312,164
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.188          2.740            975,031
                                                       2005      1.756          2.188          1,150,213
                                                       2004      1.440          1.756            862,804
                                                       2003      1.000          1.440            368,517

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.596          1.895          3,846,907
                                                       2005      1.481          1.596          4,394,621
                                                       2004      1.278          1.481          3,889,690
                                                       2003      0.989          1.278          2,193,501
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524            923,889
                                                       2004      1.262          1.431            431,766
                                                       2003      0.976          1.262             87,223
                                                       2002      1.000          0.976                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.054          1.075                 --
                                                       2005      1.064          1.054             42,050
                                                       2004      0.988          1.064             12,906

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.232          1.270                 --
                                                       2005      1.170          1.232            891,629
                                                       2004      1.105          1.170            876,533
                                                       2003      0.994          1.105            675,884
                                                       2002      1.000          0.994                 --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.496          1.555             23,329
                                                       2005      1.362          1.496             28,557
                                                       2004      1.219          1.362             30,040
                                                       2003      0.988          1.219             34,672
                                                       2002      1.000          0.988                 --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.450          1.529             32,153
                                                       2005      1.330          1.450             39,928
                                                       2004      1.352          1.330             40,404
                                                       2003      0.944          1.352             31,662
                                                       2002      1.000          0.944                 --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.250          1.441             81,883
                                                       2005      1.211          1.250            130,363
                                                       2004      1.185          1.211            127,226
                                                       2003      0.980          1.185            190,179
                                                       2002      1.000          0.980                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517            808,709
                                                       2004      1.328          1.492            733,265
                                                       2003      1.000          1.328            316,143

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.406          1.624          1,686,838
                                                       2005      1.382          1.406          2,300,359
                                                       2004      1.305          1.382          3,268,365
                                                       2003      0.960          1.305          1,724,848
                                                       2002      1.000          0.960                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.394          1.612          1,272,625
                                                       2005      1.338          1.394          2,512,286
                                                       2004      1.240          1.338          2,820,016
                                                       2003      0.958          1.240          1,330,720
                                                       2002      1.000          0.958                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.373          1.399             59,877
                                                       2005      1.334          1.373             65,743
                                                       2004      1.358          1.334             71,782
                                                       2003      0.961          1.358             45,068
                                                       2002      1.000          0.961                 --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.630          1.797          1,035,131
                                                       2005      1.589          1.630          2,239,133
                                                       2004      1.412          1.589          1,763,283
                                                       2003      0.970          1.412            943,187
                                                       2002      1.000          0.970                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.491          1.619            161,416
                                                       2005      1.387          1.491            267,952
                                                       2004      1.300          1.387            271,976
                                                       2003      0.949          1.300            214,408
                                                       2002      1.000          0.949                 --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.327          1.493          2,504,987
                                                       2005      1.302          1.327          3,053,694
                                                       2004      1.208          1.302          2,973,725
                                                       2003      0.967          1.208          2,335,616
                                                       2002      1.000          0.967                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.322          1.453             14,423
                                                       2005      1.304          1.322             34,816
                                                       2004      1.231          1.304             34,097
                                                       2003      0.967          1.231             33,306
                                                       2002      1.000          0.967                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.987          1.005          1,820,690
                                                       2005      0.986          0.987          2,056,662
                                                       2004      0.997          0.986          1,044,555
                                                       2003      1.000          0.997            143,635

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.099          1.158                 --
                                                       2005      1.077          1.099                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.376          1.578          3,575,243
                                                       2005      1.363          1.376          4,573,722
                                                       2004      1.237          1.363          4,464,326
                                                       2003      1.000          1.237          2,342,808

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.608          1.764          3,681,763
                                                       2005      1.519          1.608          4,969,282
                                                       2004      1.252          1.519          4,181,113
                                                       2003      1.000          1.252          1,952,789

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.089          1.121                 --
                                                       2005      1.072          1.089             80,473
                                                       2004      1.013          1.072             10,160

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.743          1.652            171,686

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.330          1.395            462,119

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.516          1.599            283,349

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.344            107,778

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.749          1.919          1,801,813

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.577          1.610            104,121

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.121          1.179                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.333          1.391            968,182

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.073            858,794

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067            123,714

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.438          1.414            360,810

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.276          1.261              5,594

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.252          1.378            710,817

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215          1,398,702

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.443          1.544            364,214

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.113          1.148            556,648

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024          2,029,520

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.549          1.506            542,114

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.985          1.003            619,409

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.341          1.353            795,413

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.414          1.445          2,607,180

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056            434,518

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038            139,506

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045             83,828

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050          2,101,220

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055          1,022,330

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.269          1.351         11,708,739

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046          2,505,959

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064            762,350

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.075          1.137             81,829

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.027          1.058             14,106

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            511,337
                                                       2004      0.985          0.973            508,529
                                                       2003      0.999          0.985            536,126
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.104          1.317                 --
                                                       2005      1.068          1.104                 --
                                                       2004      0.985          1.068                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.091          3,655,869
                                                       2005      1.110          1.108          5,187,938
                                                       2004      1.042          1.110          4,627,736
                                                       2003      1.000          1.042          2,203,110

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.067          1.084         14,104,668
                                                       2005      1.066          1.067         18,327,374
                                                       2004      1.039          1.066         16,972,145
                                                       2003      1.012          1.039         11,776,640
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.557          1.945            613,728
                                                       2005      1.420          1.557            684,925
                                                       2004      1.249          1.420            694,523
                                                       2003      0.994          1.249            639,013
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.846          2.117            919,366
                                                       2005      1.764          1.846          1,216,084
                                                       2004      1.429          1.764          1,053,707
                                                       2003      0.977          1.429            798,826
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            426,620
                                                       2004      1.222          1.273            440,506
                                                       2003      0.967          1.222            259,207
                                                       2002      1.000          0.967                 --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.253          1.333                 --
                                                       2005      1.277          1.253          1,162,266
                                                       2004      1.229          1.277          1,178,613
                                                       2003      0.995          1.229            509,953
                                                       2002      1.000          0.995                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.599          1.743                 --
                                                       2005      1.455          1.599            194,384
                                                       2004      1.278          1.455            189,558
                                                       2003      0.977          1.278            155,088
                                                       2002      1.000          0.977                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Equity Income Subaccount (11/99).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          3,382,218
                                                       2004      1.229          1.320          3,622,957
                                                       2003      0.958          1.229          2,689,774
                                                       2002      1.000          0.958                 --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.300          1.330                 --
                                                       2005      1.296          1.300            665,216
                                                       2004      1.201          1.296            613,457
                                                       2003      1.003          1.201            390,190
                                                       2002      1.000          1.003                 --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.358          1.403                 --
                                                       2005      1.318          1.358             46,011
                                                       2004      1.220          1.318             42,623
                                                       2003      0.978          1.220             12,504
                                                       2002      1.000          0.978                 --

  Travelers Large Cap Subaccount (11/99).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304            657,890
                                                       2004      1.178          1.227            684,784
                                                       2003      0.966          1.178            533,101
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.045          1.105            155,229

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,072,581

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.017          1.083            340,812

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.045                 --
                                                       2005      1.010          1.028                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            361,918
                                                       2004      1.153          1.306            402,434
                                                       2003      0.973          1.153            231,169
                                                       2002      1.000          0.973                 --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.467          1.549                 --
                                                       2005      1.456          1.467            655,157
                                                       2004      1.305          1.456            309,694
                                                       2003      0.974          1.305            225,887
                                                       2002      1.000          0.974                 --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         14,704,878
                                                       2004      1.123          1.224         13,582,482
                                                       2003      0.986          1.123          8,894,291
                                                       2002      1.000          0.986                 --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.162          1.252                 --
                                                       2005      1.116          1.162            648,332
                                                       2004      0.972          1.116             53,025

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          1,911,295
                                                       2004      1.259          1.425          1,619,278
                                                       2003      1.001          1.259            577,731
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            402,347
                                                       2004      1.210          1.315            411,090
                                                       2003      1.000          1.210            181,376

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104            385,841
                                                       2004      0.982          1.089             89,761

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.064          1.052                 --
                                                       2005      1.071          1.064            798,681
                                                       2004      1.061          1.071            831,527
                                                       2003      1.014          1.061            399,571
                                                       2002      1.000          1.014                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (11/99)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            471,329
                                                       2004      1.256          1.354            494,070
                                                       2003      0.969          1.256            432,677
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             12,357

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.005          1.106              4,691

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.027                 --
                                                       2005      1.046          1.068              8,428
                                                       2004      0.984          1.046                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.456          1.652          1,229,886
                                                       2005      1.431          1.456          1,584,482
                                                       2004      1.246          1.431          1,602,089
                                                       2003      0.974          1.246            914,064
                                                       2002      1.000          0.974                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.271          1.327             30,854
                                                       2005      1.205          1.271             38,060
                                                       2004      1.187          1.205             28,691
                                                       2003      0.966          1.187             13,154
                                                       2002      1.000          0.966                 --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.595          1.738          1,129,737
                                                       2005      1.398          1.595          1,074,568
                                                       2004      1.242          1.398            914,280
                                                       2003      0.991          1.242            597,035
                                                       2002      1.000          0.991                 --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.361          1.514             65,581
                                                       2005      1.153          1.361            100,320
                                                       2004      1.164          1.153             25,701
                                                       2003      0.953          1.164             24,304
                                                       2002      1.000          0.953                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.875          2.061          3,138,337
                                                       2005      1.625          1.875          3,596,046
                                                       2004      1.333          1.625          3,135,990
                                                       2003      0.986          1.333          1,911,507
                                                       2002      1.000          0.986                 --





                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.143          1.231           12,974
                                                       2005      1.000          1.143           12,637

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.006          1.145               --
                                                       2005      1.000          1.006               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.057          1.072               --
                                                       2005      1.000          1.057               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           12,249

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.986          1.006               --
                                                       2005      1.000          0.986               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.058          1.090               --
                                                       2005      1.000          1.058               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.130          1.174               --
                                                       2005      1.000          1.130               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.122          1.182               --
                                                       2005      1.000          1.122               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.039          1.198               --
                                                       2005      1.000          1.039               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.054          1.073               --
                                                       2005      1.000          1.054               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.089          1.182               --
                                                       2005      1.000          1.089               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.026          1.127               --
                                                       2005      1.000          1.026               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.043          1.098               --
                                                       2005      0.974          1.043               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.017          1.046               --
                                                       2005      1.000          1.017               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.190          1.128               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.020          1.070               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.153          1.215               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.223          1.341               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.150          1.174               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.046          1.101               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.060          1.105               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.260               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.115          1.226               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           15,393

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.103          1.072               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.012          1.030               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054           76,274

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.038          1.104           28,254

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.006          1.064               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      0.959          0.987               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.040          1.240               --
                                                       2005      1.000          1.040               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      0.998          1.012               --
                                                       2005      1.000          0.998               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      0.996          1.060               --
                                                       2005      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.093          1.190               --
                                                       2005      1.000          1.093               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      0.997          1.020               --
                                                       2005      1.000          0.997               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.029          1.063               --
                                                       2005      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (11/99).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.172               --
                                                       2005      1.045          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.017          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS Value Subaccount (5/04)..............  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Quality Bond Subaccount (6/02)...........  2006      0.989          0.978               --
                                                       2005      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (11/99)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.005          1.106               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      0.997          0.959               --
                                                       2005      1.000          0.997               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.028          1.166            9,140
                                                       2005      1.000          1.028            9,354

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.071          1.117               --
                                                       2005      1.000          1.071               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.130          1.231           12,991
                                                       2005      1.000          1.130           12,773

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.176          1.308               --
                                                       2005      1.000          1.176               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.138          1.250               --
                                                       2005      1.000          1.138               --





                         SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.296          1.258               --
                                                       2005      1.155          1.296               --
                                                       2004      1.092          1.155               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.465          1.724          170,686
                                                       2005      1.315          1.465          138,800
                                                       2004      1.186          1.315            4,145
                                                       2003      1.000          1.186               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.432          1.541          756,627
                                                       2005      1.261          1.432          614,002
                                                       2004      1.148          1.261           23,636
                                                       2003      1.000          1.148               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.277          1.437          647,499
                                                       2005      1.235          1.277          511,616
                                                       2004      1.145          1.235            6,576
                                                       2003      1.000          1.145               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.541          1.522               --
                                                       2005      1.335          1.541            2,675
                                                       2004      1.143          1.335               --
                                                       2003      1.000          1.143               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.534          1.987               --
                                                       2005      1.465          1.534           25,992
                                                       2004      1.142          1.465               --
                                                       2003      1.000          1.142               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.162          1.322               --
                                                       2005      1.140          1.162               --
                                                       2004      1.111          1.140               --
                                                       2003      1.000          1.111               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.289          1.307               --
                                                       2005      1.247          1.289               --
                                                       2004      1.147          1.247               --
                                                       2003      1.000          1.147               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398               --
                                                       2005      1.197          1.289           13,773
                                                       2004      1.073          1.197               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430               --
                                                       2005      1.195          1.286           71,362
                                                       2004      1.066          1.195            4,448
                                                       2003      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534               --
                                                       2005      1.228          1.326          130,228
                                                       2004      1.116          1.228               --
                                                       2003      1.000          1.116               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.913          2.393           49,845
                                                       2005      1.537          1.913           47,524
                                                       2004      1.261          1.537            2,013
                                                       2003      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.463          1.736          221,873
                                                       2005      1.359          1.463          234,426
                                                       2004      1.174          1.359            2,118
                                                       2003      1.000          1.174               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.398          1.663               --
                                                       2005      1.315          1.398           38,096
                                                       2004      1.160          1.315               --
                                                       2003      1.000          1.160               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073               --
                                                       2005      1.063          1.052            1,653
                                                       2004      0.988          1.063               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.196          1.233               --
                                                       2005      1.138          1.196               --
                                                       2004      1.075          1.138               --
                                                       2003      1.000          1.075               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.366          1.419               --
                                                       2005      1.245          1.366               --
                                                       2004      1.116          1.245               --
                                                       2003      1.000          1.116               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.282          1.351               --
                                                       2005      1.177          1.282               --
                                                       2004      1.198          1.177               --
                                                       2003      1.000          1.198               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.201          1.383               --
                                                       2005      1.164          1.201               --
                                                       2004      1.140          1.164               --
                                                       2003      1.000          1.140               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490               --
                                                       2005      1.315          1.336           53,321
                                                       2004      1.172          1.315               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.257          1.450               --
                                                       2005      1.236          1.257               --
                                                       2004      1.169          1.236               --
                                                       2003      1.000          1.169               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.285          1.485          132,038
                                                       2005      1.235          1.285          131,791
                                                       2004      1.146          1.235               --
                                                       2003      1.000          1.146               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.172          1.193               --
                                                       2005      1.140          1.172               --
                                                       2004      1.161          1.140               --
                                                       2003      1.000          1.161               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.423          1.568            2,545
                                                       2005      1.389          1.423            2,675
                                                       2004      1.235          1.389               --
                                                       2003      1.000          1.235               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.308          1.419            7,719
                                                       2005      1.219          1.308            7,740
                                                       2004      1.144          1.219               --
                                                       2003      1.000          1.144               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.237          1.392               --
                                                       2005      1.215          1.237               --
                                                       2004      1.129          1.215               --
                                                       2003      1.000          1.129               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.204          1.322               --
                                                       2005      1.190          1.204               --
                                                       2004      1.124          1.190               --
                                                       2003      1.000          1.124               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.985          1.001           38,704
                                                       2005      0.985          0.985           38,446
                                                       2004      0.997          0.985           21,345
                                                       2003      1.000          0.997               --

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.098          1.155               --
                                                       2005      1.076          1.098               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.264          1.448           72,012
                                                       2005      1.253          1.264           64,314
                                                       2004      1.139          1.253           17,389
                                                       2003      1.000          1.139               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.479          1.621          143,409
                                                       2005      1.399          1.479          164,595
                                                       2004      1.155          1.399            4,197
                                                       2003      1.000          1.155               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.087          1.119               --
                                                       2005      1.071          1.087               --
                                                       2004      1.013          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.594          1.510               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.204          1.262            6,383

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.428          1.505               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.265          1.342           13,100

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.604          1.759           12,575

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.522          1.552           44,328

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.119          1.176               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.193          1.244            1,329

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.072               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.333          1.310               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.259            8,483

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.250          1.374           43,929

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           43,448

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.339          1.433               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.138           29,175

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.111          1.145           25,393

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024          264,792

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.339          1.301           36,177

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.991          1.009               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.274          1.285           42,841

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.299          1.326           23,323

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055           14,474

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044           47,233

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.049          211,972

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054          105,935

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.215          1.292          374,296

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046           81,878

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.073          1.134            1,742

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.025          1.055               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.985          0.991               --
                                                       2005      0.980          0.985               --
                                                       2004      0.993          0.980               --
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.102          1.313               --
                                                       2005      1.067          1.102               --
                                                       2004      0.985          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.090           65,739
                                                       2005      1.111          1.108           61,897
                                                       2004      1.045          1.111            9,080
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.049          1.064          646,122
                                                       2005      1.048          1.049          500,643
                                                       2004      1.023          1.048           14,843
                                                       2003      1.000          1.023               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.467          1.830               --
                                                       2005      1.338          1.467               --
                                                       2004      1.179          1.338               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.592          1.824           42,921
                                                       2005      1.523          1.592           43,597
                                                       2004      1.235          1.523               --
                                                       2003      1.000          1.235               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.255          1.333               --
                                                       2005      1.181          1.255               --
                                                       2004      1.135          1.181               --
                                                       2003      1.000          1.135               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.122          1.193               --
                                                       2005      1.144          1.122            1,385
                                                       2004      1.102          1.144              225
                                                       2003      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.463          1.594               --
                                                       2005      1.332          1.463               --
                                                       2004      1.171          1.332               --
                                                       2003      1.000          1.171               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.239          1.299               --
                                                       2005      1.214          1.239           97,181
                                                       2004      1.131          1.214            2,409
                                                       2003      1.000          1.131               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.177          1.204               --
                                                       2005      1.175          1.177            6,331
                                                       2004      1.090          1.175              219
                                                       2003      1.000          1.090               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.272          1.314               --
                                                       2005      1.236          1.272               --
                                                       2004      1.145          1.236               --
                                                       2003      1.000          1.145               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.240          1.274               --
                                                       2005      1.168          1.240            3,548
                                                       2004      1.122          1.168            2,527
                                                       2003      1.000          1.122               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.171               --
                                                       2005      1.044          1.104               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050          196,583

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126               --
                                                       2005      1.017          1.083           70,772

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027           37,182

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.349          1.428               --
                                                       2005      1.232          1.349               --
                                                       2004      1.088          1.232               --
                                                       2003      1.000          1.088               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.269          1.339               --
                                                       2005      1.260          1.269           33,475
                                                       2004      1.131          1.260               --
                                                       2003      1.000          1.131               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.180          1.215               --
                                                       2005      1.173          1.180          164,360
                                                       2004      1.077          1.173               --
                                                       2003      1.000          1.077               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.160          1.250               --
                                                       2005      1.115          1.160           49,291
                                                       2004      0.972          1.115              233

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.400          1.604               --
                                                       2005      1.308          1.400            8,503
                                                       2004      1.157          1.308               --
                                                       2003      1.000          1.157               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339               --
                                                       2005      1.222          1.265               --
                                                       2004      1.126          1.222               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035           29,181

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111               --
                                                       2005      1.089          1.102           44,273
                                                       2004      0.982          1.089               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.025          1.013               --
                                                       2005      1.032          1.025            4,580
                                                       2004      1.023          1.032              743
                                                       2003      1.000          1.023               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.197          1.246               --
                                                       2005      1.201          1.197               --
                                                       2004      1.115          1.201               --
                                                       2003      1.000          1.115               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110            8,486

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265               --
                                                       2005      1.005          1.106           13,105

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025               --
                                                       2005      1.046          1.066               --
                                                       2004      0.984          1.046               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.324          1.501           18,310
                                                       2005      1.302          1.324           18,512
                                                       2004      1.135          1.302               --
                                                       2003      1.000          1.135               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.209          1.261               --
                                                       2005      1.147          1.209               --
                                                       2004      1.131          1.147               --
                                                       2003      1.000          1.131               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.461          1.590           14,635
                                                       2005      1.282          1.461           15,192
                                                       2004      1.140          1.282            6,475
                                                       2003      1.000          1.140               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.288          1.432               --
                                                       2005      1.092          1.288               --
                                                       2004      1.104          1.092               --
                                                       2003      1.000          1.104               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.680          1.844           45,846
                                                       2005      1.457          1.680           48,387
                                                       2004      1.197          1.457               --
                                                       2003      1.000          1.197               --

                         SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.602          1.882           767,614
                                                       2005      1.439          1.602           810,358
                                                       2004      1.299          1.439           821,906
                                                       2003      0.984          1.299           579,425
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.596          1.717         2,486,964
                                                       2005      1.408          1.596         2,678,858
                                                       2004      1.282          1.408         2,649,329
                                                       2003      0.960          1.282         1,571,576
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.396          1.569         2,413,076
                                                       2005      1.352          1.396         3,051,032
                                                       2004      1.255          1.352         3,175,477
                                                       2003      0.971          1.255         2,119,583
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           152,076
                                                       2004      1.314          1.685           154,464
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.198          1.362            23,346
                                                       2005      1.177          1.198            23,701
                                                       2004      1.148          1.177            23,236
                                                       2003      0.971          1.148             2,694
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.407          1.425             3,291
                                                       2005      1.363          1.407             4,907
                                                       2004      1.254          1.363             4,447
                                                       2003      0.976          1.254             3,495
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           240,849
                                                       2004      1.073          1.196           236,985
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           210,512
                                                       2004      1.066          1.194           203,476
                                                       2003      1.000          1.066               240

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           685,220
                                                       2004      1.214          1.334           650,674
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.176          2.720           141,038
                                                       2005      1.750          2.176           148,890
                                                       2004      1.438          1.750           111,684
                                                       2003      1.000          1.438            44,071

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.586          1.880           616,998
                                                       2005      1.475          1.586           606,826
                                                       2004      1.275          1.475           576,751
                                                       2003      0.988          1.275           252,135
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514            80,525
                                                       2004      1.259          1.425            25,772
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.071                --
                                                       2005      1.062          1.050                --
                                                       2004      0.988          1.062            27,383

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.225          1.261                --
                                                       2005      1.166          1.225                --
                                                       2004      1.103          1.166             7,190
                                                       2003      0.994          1.103            27,518
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.487          1.543             1,902
                                                       2005      1.356          1.487             2,629
                                                       2004      1.217          1.356             2,698
                                                       2003      0.988          1.217             2,687
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.442          1.517                --
                                                       2005      1.324          1.442               792
                                                       2004      1.350          1.324               795
                                                       2003      0.944          1.350               664
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.242          1.430            20,377
                                                       2005      1.206          1.242            29,219
                                                       2004      1.182          1.206            28,719
                                                       2003      0.980          1.182            27,591
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           208,887
                                                       2004      1.326          1.487           243,815
                                                       2003      1.000          1.326            85,338

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.397          1.611           120,568
                                                       2005      1.376          1.397           199,161
                                                       2004      1.302          1.376           206,538
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.386          1.599           166,778
                                                       2005      1.333          1.386           192,594
                                                       2004      1.238          1.333           201,989
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.364          1.388             2,156
                                                       2005      1.329          1.364             1,994
                                                       2004      1.355          1.329             1,937
                                                       2003      0.961          1.355             1,697
                                                       2002      1.000          0.961                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.620          1.783            64,859
                                                       2005      1.583          1.620           138,098
                                                       2004      1.409          1.583           194,919
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.481          1.606            28,822
                                                       2005      1.381          1.481            27,139
                                                       2004      1.298          1.381            21,740
                                                       2003      0.949          1.298             1,981
                                                       2002      1.000          0.949                --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.319          1.481            80,310
                                                       2005      1.296          1.319            94,634
                                                       2004      1.205          1.296            86,299
                                                       2003      0.967          1.205            65,914
                                                       2002      1.000          0.967                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.314          1.441             1,236
                                                       2005      1.299          1.314             1,238
                                                       2004      1.228          1.299             1,241
                                                       2003      0.967          1.228               211
                                                       2002      1.000          0.967                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.982          0.998           235,963
                                                       2005      0.983          0.982           272,087
                                                       2004      0.996          0.983           302,874
                                                       2003      1.000          0.996            47,603

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.096          1.152                --
                                                       2005      1.076          1.096                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.369          1.566           431,779
                                                       2005      1.358          1.369           547,969
                                                       2004      1.236          1.358           590,460
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.599          1.751           451,481
                                                       2005      1.514          1.599           554,292
                                                       2004      1.251          1.514           527,627
                                                       2003      1.000          1.251           204,552

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.085          1.116                --
                                                       2005      1.071          1.085                --
                                                       2004      1.013          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.731          1.639            15,526

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.321          1.384            50,094

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.506          1.586            60,552

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.264          1.339            43,013

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.737          1.903           152,141

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.567          1.597            62,572

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.116          1.173                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.324          1.380            50,685

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.072           163,987

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.428          1.403            21,137

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.274          1.257            42,794

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.248          1.371           103,063

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213           172,182

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.434          1.533            70,779

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.109          1.142            95,308

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023           666,001

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.539          1.494            32,432

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.978          0.995           290,105

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.405          1.433           304,154

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053           134,994

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.261          1.340           830,941

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045           476,534

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063             5,309

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.071          1.131                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.023          1.053            35,601

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           234,472
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.100          1.310                --
                                                       2005      1.066          1.100                --
                                                       2004      0.985          1.066                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.102          1.083           351,341
                                                       2005      1.106          1.102           625,434
                                                       2004      1.041          1.106           602,161
                                                       2003      1.000          1.041           397,814

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.061          1.075         1,812,990
                                                       2005      1.061          1.061         2,382,012
                                                       2004      1.037          1.061         2,364,335
                                                       2003      1.012          1.037         1,779,865
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345            89,524
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.246          1.324                --
                                                       2005      1.272          1.246           153,672
                                                       2004      1.226          1.272           149,871
                                                       2003      0.995          1.226            11,156
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.589          1.731                --
                                                       2005      1.449          1.589            61,319
                                                       2004      1.275          1.449            63,067
                                                       2003      0.977          1.275            55,380
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Equity Income Subaccount (11/99).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           283,797
                                                       2004      1.226          1.315           312,955
                                                       2003      0.958          1.226           228,153
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.292          1.321                --
                                                       2005      1.291          1.292            79,508
                                                       2004      1.198          1.291            79,142
                                                       2003      1.003          1.198            22,819
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.350          1.394                --
                                                       2005      1.313          1.350             2,412
                                                       2004      1.217          1.313               981
                                                       2003      0.977          1.217                --
                                                       2002      1.000          0.977                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.170                --
                                                       2005      1.044          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.017          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.044                --
                                                       2005      1.010          1.027                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           117,889
                                                       2004      1.150          1.301           126,310
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.458          1.539                --
                                                       2005      1.450          1.458            34,070
                                                       2004      1.302          1.450            15,948
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,484,978
                                                       2004      1.121          1.219         1,534,701
                                                       2003      0.986          1.121         1,669,877
                                                       2002      1.000          0.986                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.158          1.248                --
                                                       2005      1.114          1.158            31,530
                                                       2004      0.972          1.114             8,026

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           117,114
                                                       2004      1.256          1.419            68,612
                                                       2003      1.001          1.256            42,730
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           111,025
                                                       2004      1.208          1.310           109,780
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           128,571
                                                       2004      0.982          1.088            24,688

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.058          1.045                --
                                                       2005      1.067          1.058            79,108
                                                       2004      1.058          1.067            79,085
                                                       2003      1.014          1.058            13,167
                                                       2002      1.000          1.014                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (11/99)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.004          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.045          1.064            35,764
                                                       2004      0.984          1.045            17,656

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.447          1.639            93,862
                                                       2005      1.425          1.447           193,397
                                                       2004      1.243          1.425           201,061
                                                       2003      0.974          1.243           235,475
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.263          1.316                --
                                                       2005      1.200          1.263                --
                                                       2004      1.185          1.200                --
                                                       2003      0.966          1.185                --
                                                       2002      1.000          0.966                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.585          1.724            52,472
                                                       2005      1.393          1.585            73,312
                                                       2004      1.239          1.393            56,482
                                                       2003      0.991          1.239            17,573
                                                       2002      1.000          0.991                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.352          1.502             8,502
                                                       2005      1.148          1.352                --
                                                       2004      1.162          1.148                --
                                                       2003      0.953          1.162                --
                                                       2002      1.000          0.953                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.864          2.044           571,869
                                                       2005      1.618          1.864           558,275
                                                       2004      1.330          1.618           480,220
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --





                         SEPARATE ACCOUNT CHARGES 2.50%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.238          1.454               --
                                                       2005      1.112          1.238               --
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.230          1.322          143,380
                                                       2005      1.085          1.230           72,101
                                                       2004      1.000          1.085               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.098          1.234          145,480
                                                       2005      1.064          1.098           77,655
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.040          1.182               --
                                                       2005      1.022          1.040               --
                                                       2004      1.000          1.022               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.128          1.141               --
                                                       2005      1.093          1.128               --
                                                       2004      1.000          1.093               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201               --
                                                       2004      1.000          1.118               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185               --
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.567          1.957               --
                                                       2005      1.260          1.567               --
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.241          1.470               --
                                                       2005      1.155          1.241               --
                                                       2004      1.000          1.155               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188               --
                                                       2004      1.000          1.119               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.062          1.083               --
                                                       2005      1.075          1.062               --
                                                       2004      1.000          1.075               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.121          1.154               --
                                                       2005      1.067          1.121               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.137          1.179               --
                                                       2005      1.038          1.137               --
                                                       2004      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.144          1.203               --
                                                       2005      1.052          1.144               --
                                                       2004      1.000          1.052               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.118          1.286               --
                                                       2005      1.086          1.118               --
                                                       2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.016          1.033               --
                                                       2005      0.990          1.016               --
                                                       2004      1.000          0.990               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.129          1.223               --
                                                       2005      1.053          1.129               --
                                                       2004      1.000          1.053               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.076          1.180               --
                                                       2005      1.064          1.076               --
                                                       2004      1.000          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.995          1.011               --
                                                       2005      0.997          0.995               --
                                                       2004      1.000          0.997               --

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.094          1.149               --
                                                       2005      1.024          1.094               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.106          1.266               --
                                                       2005      1.099          1.106               --
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.224          1.340            5,277
                                                       2005      1.160          1.224            1,955
                                                       2004      1.000          1.160               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.084          1.116               --
                                                       2005      1.071          1.084               --
                                                       2004      1.013          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.335          1.264               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.102          1.154               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.299          1.368               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.263          1.338               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.400          1.533               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.329          1.354               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.116          1.172               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.083          1.129               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.071               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.187          1.165               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.273          1.256               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.259          1.383               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.085          1.135               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.123          1.156               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.137          1.104               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.003          1.019            3,543

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.141          1.150               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.176          1.199               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.132          1.202               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.083          1.144               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.048          1.078               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.997          1.003               --
                                                       2005      0.993          0.997               --
                                                       2004      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.095          1.303               --
                                                       2005      1.062          1.095               --
                                                       2004      0.981          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.062          1.043               --
                                                       2005      1.067          1.062               --
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.043          1.056               --
                                                       2005      1.043          1.043               --
                                                       2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118               --
                                                       2004      1.000          1.054               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.019          1.083               --
                                                       2005      1.042          1.019               --
                                                       2004      1.000          1.042               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.226          1.335               --
                                                       2005      1.118          1.226               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.078          1.102               --
                                                       2005      1.077          1.078               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.108          1.144               --
                                                       2005      1.078          1.108               --
                                                       2004      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (11/99).............  2006      1.111          1.141               --
                                                       2005      1.048          1.111               --
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.103          1.170               --
                                                       2005      1.044          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.125               --
                                                       2005      1.017          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.026          1.043               --
                                                       2005      1.010          1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.099          1.132               --
                                                       2005      1.095          1.099               --
                                                       2004      1.000          1.095               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.169          1.259               --
                                                       2005      1.125          1.169               --
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115               --
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.022          1.009               --
                                                       2005      1.031          1.022               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.092          1.136               --
                                                       2005      1.097          1.092               --
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.273               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.263               --
                                                       2005      1.004          1.105               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.048               --
                                                       2005      1.072          1.090               --
                                                       2004      1.000          1.072               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.148          1.299               --
                                                       2005      1.130          1.148               --
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.091          1.136               --
                                                       2005      1.037          1.091               --
                                                       2004      1.000          1.037               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.259          1.368               --
                                                       2005      1.106          1.259               --
                                                       2004      1.000          1.106               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.223          1.358               --
                                                       2005      1.039          1.223               --
                                                       2004      1.000          1.039               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.411          1.547               --
                                                       2005      1.226          1.411               --
                                                       2004      1.000          1.226               --

                         SEPARATE ACCOUNT CHARGES 2.55%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.237          1.452           13,901
                                                       2005      1.112          1.237               --
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.229          1.320          110,364
                                                       2005      1.085          1.229          111,863
                                                       2004      1.000          1.085              758

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.097          1.233           44,828
                                                       2005      1.064          1.097           20,129
                                                       2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344               --
                                                       2004      1.000          1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.039          1.180               --
                                                       2005      1.021          1.039               --
                                                       2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.127          1.140           10,895
                                                       2005      1.092          1.127            6,832
                                                       2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200            7,071
                                                       2004      1.000          1.118              740

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           12,050
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.240          1.468           98,345
                                                       2005      1.155          1.240          106,151
                                                       2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187           59,083
                                                       2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.082               --
                                                       2005      1.075          1.061              257
                                                       2004      1.000          1.075              246

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.120          1.153               --
                                                       2005      1.067          1.120               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.136          1.178               --
                                                       2005      1.038          1.136               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.143          1.202               --
                                                       2005      1.051          1.143               --
                                                       2004      1.000          1.051               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.117          1.285               --
                                                       2005      1.086          1.117               --
                                                       2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           85,885
                                                       2004      1.000          1.125           64,090

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.120          1.291               --
                                                       2005      1.078          1.120               --
                                                       2004      1.000          1.078               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.015          1.031               --
                                                       2005      0.990          1.015               --
                                                       2004      1.000          0.990               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.128          1.222               --
                                                       2005      1.053          1.128               --
                                                       2004      1.000          1.053               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.075          1.178               --
                                                       2005      1.064          1.075               --
                                                       2004      1.000          1.064               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.995          1.009               --
                                                       2005      0.997          0.995               --
                                                       2004      1.000          0.997               --

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.093          1.148               --
                                                       2005      1.074          1.093               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.106          1.264               --
                                                       2005      1.098          1.106            7,639
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.223          1.338           76,096
                                                       2005      1.159          1.223           77,371
                                                       2004      1.000          1.159           63,332

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.084          1.115               --
                                                       2005      1.070          1.084               --
                                                       2004      1.013          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.334          1.262               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.101          1.153               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.298          1.366           64,367

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.263          1.337               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.398          1.531               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.328          1.353               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.115          1.171               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.082          1.127               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.071               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.185          1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.272          1.255               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.258          1.381           57,453

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.212               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.122          1.155               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.022          116,093

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.136          1.102               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.002          1.018          158,944

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.140          1.148               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.174          1.197               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053          224,275

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.131          1.201           48,342

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.044           36,993

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.082          1.142              272

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.047          1.077              282

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996               --
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.094          1.302               --
                                                       2005      1.062          1.094               --
                                                       2004      0.981          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.061          1.042           69,629
                                                       2005      1.066          1.061           64,499
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.042          1.055              288
                                                       2005      1.043          1.042              261
                                                       2004      1.000          1.043              249

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.243          1.422           12,587
                                                       2005      1.192          1.243           16,915
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.019          1.082               --
                                                       2005      1.041          1.019               --
                                                       2004      1.000          1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.225          1.334               --
                                                       2005      1.118          1.225               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121               --
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.077          1.101               --
                                                       2005      1.077          1.077               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.107          1.143               --
                                                       2005      1.078          1.107               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.103          1.169               --
                                                       2005      1.044          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.017          1.081          456,630

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.026          1.043               --
                                                       2005      1.010          1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.099          1.131               --
                                                       2005      1.095          1.099           82,443
                                                       2004      1.000          1.095              983

  Travelers MFS Value Subaccount (5/04)..............  2006      1.168          1.258               --
                                                       2005      1.125          1.168               --
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114               --
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.021          1.009               --
                                                       2005      1.031          1.021               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091               --
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.004          1.104               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.047               --
                                                       2005      1.071          1.090              252
                                                       2004      1.000          1.071              242

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.147          1.297           83,915
                                                       2005      1.130          1.147           80,902
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.090          1.135               --
                                                       2005      1.036          1.090               --
                                                       2004      1.000          1.036               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.258          1.366            9,111
                                                       2005      1.106          1.258           54,738
                                                       2004      1.000          1.106               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.222          1.356               --
                                                       2005      1.039          1.222               --
                                                       2004      1.000          1.039               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.410          1.546           26,678
                                                       2005      1.226          1.410           46,585
                                                       2004      1.000          1.226           19,636





                         SEPARATE ACCOUNT CHARGES 2.65%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.287          1.245               --
                                                       2005      1.151          1.287               --
                                                       2004      1.090          1.151               --
                                                       2003      1.000          1.090               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.455          1.706            5,809
                                                       2005      1.309          1.455            6,267
                                                       2004      1.185          1.309            6,321
                                                       2003      1.000          1.185               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.421          1.526           34,020
                                                       2005      1.256          1.421           34,084
                                                       2004      1.146          1.256           34,800
                                                       2003      1.000          1.146               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.268          1.422            1,923
                                                       2005      1.230          1.268            1,973
                                                       2004      1.144          1.230            1,983
                                                       2003      1.000          1.144               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.531          1.509               --
                                                       2005      1.330          1.531               --
                                                       2004      1.142          1.330               --
                                                       2003      1.000          1.142               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.523          1.967               --
                                                       2005      1.459          1.523              848
                                                       2004      1.140          1.459              876
                                                       2003      1.000          1.140               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2006      1.154          1.309              458
                                                       2005      1.135          1.154              459
                                                       2004      1.110          1.135              460
                                                       2003      1.000          1.110               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2006      1.280          1.294              434
                                                       2005      1.242          1.280              435
                                                       2004      1.146          1.242              436
                                                       2003      1.000          1.146               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.280          1.388               --
                                                       2005      1.193          1.280           20,657
                                                       2004      1.073          1.193           20,754
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.278          1.419               --
                                                       2005      1.191          1.278            9,381
                                                       2004      1.066          1.191            9,381
                                                       2003      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.317          1.518               --
                                                       2005      1.223          1.317              455
                                                       2004      1.115          1.223              456
                                                       2003      1.000          1.115               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.899          2.369              388
                                                       2005      1.530          1.899              388
                                                       2004      1.260          1.530              390
                                                       2003      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.453          1.718               --
                                                       2005      1.354          1.453               --
                                                       2004      1.173          1.354               --
                                                       2003      1.000          1.173               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.388          1.647               --
                                                       2005      1.309          1.388               --
                                                       2004      1.159          1.309               --
                                                       2003      1.000          1.159               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.047          1.067               --
                                                       2005      1.061          1.047            1,211
                                                       2004      0.988          1.061            1,131

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.188          1.223               --
                                                       2005      1.133          1.188               --
                                                       2004      1.074          1.133               --
                                                       2003      1.000          1.074               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2006      1.356          1.404               --
                                                       2005      1.240          1.356               --
                                                       2004      1.114          1.240               --
                                                       2003      1.000          1.114               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2006      1.273          1.337               --
                                                       2005      1.172          1.273               --
                                                       2004      1.197          1.172               --
                                                       2003      1.000          1.197               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2006      1.192          1.369               --
                                                       2005      1.159          1.192               --
                                                       2004      1.139          1.159               --
                                                       2003      1.000          1.139               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.326          1.475               --
                                                       2005      1.310          1.326               --
                                                       2004      1.170          1.310               --
                                                       2003      1.000          1.170               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.248          1.435               --
                                                       2005      1.231          1.248               --
                                                       2004      1.167          1.231               --
                                                       2003      1.000          1.167               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.276          1.470               --
                                                       2005      1.230          1.276               --
                                                       2004      1.144          1.230               --
                                                       2003      1.000          1.144               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2006      1.163          1.181              438
                                                       2005      1.135          1.163              439
                                                       2004      1.160          1.135              441
                                                       2003      1.000          1.160               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.413          1.552               --
                                                       2005      1.383          1.413               --
                                                       2004      1.234          1.383               --
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2006      1.299          1.405               --
                                                       2005      1.214          1.299               --
                                                       2004      1.142          1.214               --
                                                       2003      1.000          1.142               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.229          1.378               --
                                                       2005      1.210          1.229               --
                                                       2004      1.127          1.210               --
                                                       2003      1.000          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2006      1.196          1.309               --
                                                       2005      1.185          1.196               --
                                                       2004      1.122          1.185               --
                                                       2003      1.000          1.122               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.978          0.991               --
                                                       2005      0.981          0.978               --
                                                       2004      0.996          0.981               --
                                                       2003      1.000          0.996               --

  LMPVPIII Social Awareness Stock Subaccount (3/05)..  2006      1.092          1.145               --
                                                       2005      1.074          1.092               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.255          1.434           21,945
                                                       2005      1.248          1.255           21,945
                                                       2004      1.138          1.248           21,945
                                                       2003      1.000          1.138               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.468          1.605           14,340
                                                       2005      1.393          1.468           14,287
                                                       2004      1.153          1.393           14,458
                                                       2003      1.000          1.153               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.081          1.112               --
                                                       2005      1.069          1.081               --
                                                       2004      1.012          1.069               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.581          1.495              429

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.194          1.250            1,099

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.417          1.490           15,192

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.261          1.335               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.591          1.741               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.509          1.536               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.112          1.167               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.183          1.231            7,764

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.070              636

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.064               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.322          1.297               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.271          1.253               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.243          1.364               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.212            1,312

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.328          1.418               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.084          1.133               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.104          1.136               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.022           13,276

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.328          1.287            7,029

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.983          0.998               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.264          1.272           18,231

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.288          1.312            1,527

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.052               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.205          1.279            9,724

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.044           28,732

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.061               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.067          1.125            1,227

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.019          1.047               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.978          0.983               --
                                                       2005      0.976          0.978               --
                                                       2004      0.992          0.976               --
                                                       2003      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (9/04).....................................  2006      1.097          1.304               --
                                                       2005      1.065          1.097               --
                                                       2004      0.984          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.100          1.079              484
                                                       2005      1.107          1.100              486
                                                       2004      1.043          1.107              487
                                                       2003      1.000          1.043               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.042          1.053           10,797
                                                       2005      1.044          1.042            9,882
                                                       2004      1.022          1.044            9,053
                                                       2003      1.000          1.022               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.456          1.811               --
                                                       2005      1.333          1.456               --
                                                       2004      1.178          1.333               --
                                                       2003      1.000          1.178               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.581          1.806               --
                                                       2005      1.516          1.581               --
                                                       2004      1.233          1.516               --
                                                       2003      1.000          1.233               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.246          1.322               --
                                                       2005      1.176          1.246               --
                                                       2004      1.134          1.176               --
                                                       2003      1.000          1.134               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.114          1.183               --
                                                       2005      1.140          1.114            7,697
                                                       2004      1.101          1.140            6,971
                                                       2003      1.000          1.101               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.452          1.581               --
                                                       2005      1.326          1.452              430
                                                       2004      1.170          1.326              431
                                                       2003      1.000          1.170               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.230          1.288               --
                                                       2005      1.209          1.230            1,493
                                                       2004      1.130          1.209            1,498
                                                       2003      1.000          1.130               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.169          1.194               --
                                                       2005      1.170          1.169            1,087
                                                       2004      1.088          1.170            1,017
                                                       2003      1.000          1.088               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.263          1.303               --
                                                       2005      1.231          1.263               --
                                                       2004      1.144          1.231               --
                                                       2003      1.000          1.144               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.231          1.264               --
                                                       2005      1.163          1.231           18,231
                                                       2004      1.121          1.163           18,231
                                                       2003      1.000          1.121               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.102          1.168               --
                                                       2005      1.044          1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.014          1.014               --
                                                       2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.048          1.082               --
                                                       2005      1.000          1.048               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.080          1.123               --
                                                       2005      1.017          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.025          1.042               --
                                                       2005      1.010          1.025               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.339          1.417               --
                                                       2005      1.227          1.339           15,412
                                                       2004      1.087          1.227           15,953
                                                       2003      1.000          1.087               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.259          1.328               --
                                                       2005      1.255          1.259            6,551
                                                       2004      1.129          1.255               --
                                                       2003      1.000          1.129               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.171          1.205               --
                                                       2005      1.168          1.171            9,725
                                                       2004      1.076          1.168            9,726
                                                       2003      1.000          1.076               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.154          1.243               --
                                                       2005      1.113          1.154               --
                                                       2004      0.972          1.113               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.390          1.591               --
                                                       2005      1.303          1.390               --
                                                       2004      1.156          1.303               --
                                                       2003      1.000          1.156               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.256          1.328               --
                                                       2005      1.217          1.256               --
                                                       2004      1.124          1.217               --
                                                       2003      1.000          1.124               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.033          1.084               --
                                                       2005      1.000          1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.097          1.104               --
                                                       2005      1.087          1.097               --
                                                       2004      0.982          1.087               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.017          1.005               --
                                                       2005      1.028          1.017              503
                                                       2004      1.022          1.028              504
                                                       2003      1.000          1.022               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.188          1.236               --
                                                       2005      1.196          1.188               --
                                                       2004      1.114          1.196               --
                                                       2003      1.000          1.114               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.108          1.271               --
                                                       2005      1.000          1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261               --
                                                       2005      1.004          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.061          1.019               --
                                                       2005      1.044          1.061               --
                                                       2004      0.983          1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2006      1.314          1.486              442
                                                       2005      1.296          1.314              443
                                                       2004      1.134          1.296              445
                                                       2003      1.000          1.134               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2006      1.200          1.248               --
                                                       2005      1.142          1.200               --
                                                       2004      1.130          1.142               --
                                                       2003      1.000          1.130               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (6/02).............................................  2006      1.450          1.574              445
                                                       2005      1.276          1.450              446
                                                       2004      1.138          1.276              447
                                                       2003      1.000          1.138               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2006      1.279          1.417               --
                                                       2005      1.088          1.279               --
                                                       2004      1.103          1.088               --
                                                       2003      1.000          1.103               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.668          1.826            8,524
                                                       2005      1.451          1.668            8,525
                                                       2004      1.195          1.451            8,526
                                                       2003      1.000          1.195               --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                    VINTAGE L CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452               --
                                                       2005      1.356          1.391            3,217
                                                       2004      1.244          1.356            2,863
                                                       2003      0.960          1.244            2,259
                                                       2002      1.000          0.960               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.624          1.917           47,031
                                                       2005      1.452          1.624           47,188
                                                       2004      1.305          1.452           26,165
                                                       2003      0.984          1.305           19,446
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.618          1.748           90,031
                                                       2005      1.420          1.618           82,075
                                                       2004      1.288          1.420           61,511
                                                       2003      0.961          1.288           44,303
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.415          1.598           99,018
                                                       2005      1.364          1.415           90,275
                                                       2004      1.261          1.364           83,688
                                                       2003      0.971          1.261           44,174
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610               --
                                                       2004      1.186          1.389               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787              696
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298           31,491
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295               --
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.031          1.195            1,154
                                                       2005      0.984          1.031              443

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.463          1.558            8,788
                                                       2005      1.424          1.463            8,791
                                                       2004      1.303          1.424            8,794
                                                       2003      0.969          1.303           12,822
                                                       2002      1.000          0.969               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459               --
                                                       2004      1.220          1.347               --
                                                       2003      0.994          1.220           13,197
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.202          2.765            5,840
                                                       2005      1.763          2.202            5,840
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442           10,805

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.608          1.914           31,820
                                                       2005      1.489          1.608           31,827
                                                       2004      1.281          1.489           29,138
                                                       2003      0.989          1.281           42,256
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535           10,334
                                                       2004      1.265          1.438            3,214
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.684          1.870               --
                                                       2005      1.533          1.684               --
                                                       2004      1.298          1.533               --
                                                       2003      0.983          1.298               --
                                                       2002      1.000          0.983               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527            5,128
                                                       2004      1.330          1.498            3,083
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.156          1.336               --
                                                       2005      1.181          1.156               --
                                                       2004      1.166          1.181               --
                                                       2003      0.963          1.166               --
                                                       2002      1.000          0.963               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.328          1.397               --
                                                       2005      1.274          1.328               --
                                                       2004      1.263          1.274               --
                                                       2003      0.960          1.263               --
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.580          1.749           27,505
                                                       2005      1.537          1.580           27,155
                                                       2004      1.356          1.537           27,733
                                                       2003      0.974          1.356           27,696
                                                       2002      1.000          0.974               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.417          1.640            2,252
                                                       2005      1.389          1.417            2,252
                                                       2004      1.308          1.389            2,252
                                                       2003      0.960          1.308            2,252
                                                       2002      1.000          0.960               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.405          1.628               --
                                                       2005      1.345          1.405               --
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.642          1.815              292
                                                       2005      1.597          1.642              293
                                                       2004      1.415          1.597              294
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)............  2006      1.300          1.463           16,197
                                                       2005      1.272          1.300           16,205
                                                       2004      1.193          1.272           11,841
                                                       2003      0.977          1.193               --
                                                       2002      1.000          0.977               --

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)............................................  2006      1.164          1.202               --
                                                       2005      1.158          1.164               --
                                                       2004      1.106          1.158               --
                                                       2003      1.010          1.106               --
                                                       2002      1.000          1.010               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.337          1.509            1,318
                                                       2005      1.308          1.337            1,322
                                                       2004      1.211          1.308            1,326
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVPII Fundamental Value Subaccount (12/99).......  2006      1.430          1.637           18,156
                                                       2005      1.392          1.430           15,258
                                                       2004      1.312          1.392            9,242
                                                       2003      0.966          1.312               --
                                                       2002      1.000          0.966               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.993          1.013            6,368
                                                       2005      0.989          0.993            6,368
                                                       2004      0.998          0.989            6,368
                                                       2003      1.000          0.998               --

  LMPVPIII Aggressive Growth Subaccount (11/99)......  2006      1.479          1.577           38,513
                                                       2005      1.351          1.479           30,150
                                                       2004      1.254          1.351           19,569
                                                       2003      0.951          1.254               --
                                                       2002      1.000          0.951               --

  LMPVPIII High Income Subaccount (11/99)............  2006      1.371          1.491            4,300
                                                       2005      1.363          1.371            4,006
                                                       2004      1.259          1.363            3,212
                                                       2003      1.007          1.259               --
                                                       2002      1.000          1.007               --

  LMPVPIII Large Cap Growth Subaccount (11/99).......  2006      1.388          1.424            9,476
                                                       2005      1.346          1.388            9,487
                                                       2004      1.369          1.346            3,198
                                                       2003      0.946          1.369               --
                                                       2002      1.000          0.946               --

  LMPVPIII Mid Cap Core Subaccount (11/99)...........  2006      1.428          1.607           35,115
                                                       2005      1.345          1.428           35,115
                                                       2004      1.242          1.345           35,115
                                                       2003      0.977          1.242           43,154
                                                       2002      1.000          0.977               --

  LMPVPIII Money Market Subaccount (11/99)...........  2006      0.983          1.008           12,874
                                                       2005      0.975          0.983           12,874
                                                       2004      0.986          0.975           12,874
                                                       2003      1.000          0.986               --
                                                       2002      1.000          1.000               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.347          1.500           96,548
                                                       2005      1.305          1.347           94,832
                                                       2004      1.249          1.305           90,528
                                                       2003      0.969          1.249           55,634
                                                       2002      1.000          0.969               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.231          1.334          106,659
                                                       2005      1.205          1.231          147,890
                                                       2004      1.171          1.205          152,364
                                                       2003      0.979          1.171               --
                                                       2002      1.000          0.979               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.401          1.582           86,136
                                                       2005      1.341          1.401           86,136
                                                       2004      1.241          1.341           66,075
                                                       2003      0.963          1.241           69,345
                                                       2002      1.000          0.963               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.291          1.421           88,545
                                                       2005      1.272          1.291           88,545
                                                       2004      1.216          1.272           88,545
                                                       2003      0.962          1.216           88,545
                                                       2002      1.000          0.962               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.385          1.592           32,547
                                                       2005      1.369          1.385           32,552
                                                       2004      1.239          1.369           17,462
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.618          1.780           21,899
                                                       2005      1.525          1.618           21,903
                                                       2004      1.255          1.525           12,982
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.529          1.615               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.349               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.764          1.938           17,825

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.591          1.626               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.073            5,070

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.450          1.429            5,199

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.279          1.266               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.259          1.387           22,548

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.217            1,337

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.090          1.144               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.119          1.156               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026            8,715

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.562          1.521            9,397

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.068          1.106           10,358

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.327          1.360               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.352          1.367           23,737

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.426          1.459           63,705

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040           38,308

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.052              982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.057           53,336

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.280          1.365           91,702

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.048           57,178

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.101            6,817
                                                       2005      1.114          1.115            5,990
                                                       2004      1.044          1.114            5,900
                                                       2003      1.000          1.044            5,270

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.076          1.095           47,696
                                                       2005      1.071          1.076           42,703
                                                       2004      1.042          1.071           17,777
                                                       2003      1.012          1.042           77,212
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.860          2.138           29,405
                                                       2005      1.773          1.860           29,107
                                                       2004      1.433          1.773           27,512
                                                       2003      0.977          1.433           19,985
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364            5,199
                                                       2004      1.226          1.279            5,199
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359           63,711
                                                       2004      1.232          1.327           63,717
                                                       2003      0.958          1.232           48,026
                                                       2002      1.000          0.958               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314               --
                                                       2004      1.181          1.233               --
                                                       2003      0.967          1.181               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.175               --
                                                       2005      1.045          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018           37,600

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088               --
                                                       2005      1.000          1.052              329

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.017          1.085           31,853

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.048               --
                                                       2005      1.011          1.029               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068               --
                                                       2005      1.087          1.080           10,365
                                                       2004      1.078          1.087            5,947
                                                       2003      1.014          1.078               --
                                                       2002      1.000          1.014               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.478          1.562               --
                                                       2005      1.463          1.478            7,577
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.242          1.280               --
                                                       2005      1.230          1.242           91,391
                                                       2004      1.126          1.230           79,465
                                                       2003      0.986          1.126           42,779
                                                       2002      1.000          0.986               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.166          1.259               --
                                                       2005      1.118          1.166           16,812
                                                       2004      0.972          1.118               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537           19,548
                                                       2004      1.262          1.432            6,415
                                                       2003      1.001          1.262            6,515
                                                       2002      1.000          1.001               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109               --
                                                       2004      0.983          1.091               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361           22,633
                                                       2004      1.260          1.361           22,637
                                                       2003      0.969          1.260           22,642
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.279               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.005          1.108               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2006      1.329          1.340               --
                                                       2005      1.257          1.329               --
                                                       2004      1.198          1.257               --
                                                       2003      0.959          1.198               --
                                                       2002      1.000          0.959               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (11/99)..  2006      1.615          1.767           10,294
                                                       2005      1.410          1.615            9,867
                                                       2004      1.247          1.410            4,963
                                                       2003      0.991          1.247           18,902
                                                       2002      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.889          2.082           44,932
                                                       2005      1.633          1.889           45,371
                                                       2004      1.336          1.633           43,882
                                                       2003      0.986          1.336           29,069
                                                       2002      1.000          0.986               --





                         SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.135          1.184                --
                                                       2005      1.107          1.135           191,901
                                                       2004      1.016          1.107           193,936
                                                       2003      0.785          1.016           182,023
                                                       2002      0.980          0.785           102,137

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           345,897
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.635          1.929           819,719
                                                       2005      1.463          1.635           935,404
                                                       2004      1.316          1.463         1,024,798
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.540          1.663         2,696,326
                                                       2005      1.353          1.540         3,020,263
                                                       2004      1.227          1.353         3,308,359
                                                       2003      0.916          1.227         2,615,035
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.330          1.501         3,256,196
                                                       2005      1.282          1.330         4,072,523
                                                       2004      1.186          1.282         4,515,478
                                                       2003      0.914          1.186         4,287,113
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      0.876          0.775            13,963

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.046          0.952           254,096

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            14,965
                                                       2004      1.067          1.199            14,965
                                                       2003      1.000          1.067                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.031          1.194            50,080
                                                       2005      0.984          1.031                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.292          1.376           174,864
                                                       2005      1.259          1.292           125,936
                                                       2004      1.153          1.259           171,589
                                                       2003      0.857          1.153           155,747
                                                       2002      1.227          0.857           175,953
                                                       2001      1.000          1.227             1,300

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           492,496
                                                       2004      1.031          1.138           486,766
                                                       2003      0.841          1.031           406,480
                                                       2002      0.999          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.199          2.760            82,643
                                                       2005      1.761          2.199            41,387
                                                       2004      1.442          1.761            34,887
                                                       2003      1.000          1.442            22,887

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.469          1.747           742,987
                                                       2005      1.361          1.469           810,097
                                                       2004      1.172          1.361           886,919
                                                       2003      0.904          1.172           503,783
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           139,787
                                                       2004      1.020          1.160            70,887
                                                       2003      0.788          1.020            27,006
                                                       2002      0.830          0.788            17,719

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.394          1.548             1,658
                                                       2005      1.270          1.394             1,665
                                                       2004      1.076          1.270            40,908
                                                       2003      0.815          1.076            41,944
                                                       2002      1.158          0.815            38,099
                                                       2001      1.000          1.158            28,104

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            16,382
                                                       2004      1.330          1.497             6,366
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.979          1.132            40,671
                                                       2005      1.001          0.979            40,671
                                                       2004      0.989          1.001           109,047
                                                       2003      0.817          0.989           111,489
                                                       2002      1.127          0.817            40,123
                                                       2001      1.000          1.127                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.186          1.247            91,056
                                                       2005      1.139          1.186           104,096
                                                       2004      1.130          1.139           110,268
                                                       2003      0.859          1.130            94,650
                                                       2002      1.197          0.859            85,309
                                                       2001      1.000          1.197               917

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.432          1.584            35,797
                                                       2005      1.394          1.432            45,408
                                                       2004      1.231          1.394            78,805
                                                       2003      0.885          1.231            78,918
                                                       2002      1.215          0.885            77,835
                                                       2001      1.000          1.215                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.219          1.411           532,481
                                                       2005      1.196          1.219           679,420
                                                       2004      1.127          1.196           840,635
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.250          1.448           410,082
                                                       2005      1.197          1.250           503,864
                                                       2004      1.107          1.197           545,432
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.357          1.499           167,807
                                                       2005      1.320          1.357           187,911
                                                       2004      1.171          1.320           249,354
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)............  2006      1.220          1.372         1,144,167
                                                       2005      1.194          1.220         1,309,180
                                                       2004      1.120          1.194         1,589,270
                                                       2003      0.918          1.120         1,269,264
                                                       2002      1.136          0.918           996,324
                                                       2001      1.000          1.136           237,326

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (11/99)............................................  2006      1.195          1.234           284,342
                                                       2005      1.189          1.195           595,922
                                                       2004      1.137          1.189           677,014
                                                       2003      1.039          1.137           641,867
                                                       2002      1.011          1.039           308,520
                                                       2001      1.000          1.011            32,007

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.198          1.351           214,203
                                                       2005      1.173          1.198           401,863
                                                       2004      1.086          1.173           474,749
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

  LMPVPII Fundamental Value Subaccount (12/99).......  2006      1.336          1.529           848,514
                                                       2005      1.301          1.336         1,288,808
                                                       2004      1.227          1.301         1,688,943
                                                       2003      0.904          1.227         1,862,138
                                                       2002      1.172          0.904         1,831,590
                                                       2001      1.000          1.172           423,086

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.991          1.011             8,782
                                                       2005      0.989          0.991             8,759
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

  LMPVPIII Aggressive Growth Subaccount (11/99)......  2006      1.242          1.324         1,887,735
                                                       2005      1.136          1.242         2,286,488
                                                       2004      1.054          1.136         2,791,114
                                                       2003      0.800          1.054         2,170,608
                                                       2002      1.212          0.800         2,025,793
                                                       2001      1.000          1.212           522,726

  LMPVPIII High Income Subaccount (11/99)............  2006      1.336          1.452           441,922
                                                       2005      1.329          1.336           505,818
                                                       2004      1.228          1.329           808,876
                                                       2003      0.983          1.228           750,091
                                                       2002      1.037          0.983           446,090
                                                       2001      1.000          1.037            29,916

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Large Cap Growth Subaccount (11/99).......  2006      1.275          1.307           493,630
                                                       2005      1.237          1.275           604,781
                                                       2004      1.258          1.237           714,870
                                                       2003      0.870          1.258           566,137
                                                       2002      1.181          0.870           518,804
                                                       2001      1.000          1.181            61,317

  LMPVPIII Mid Cap Core Subaccount (11/99)...........  2006      1.425          1.603           295,700
                                                       2005      1.343          1.425           388,860
                                                       2004      1.241          1.343           503,915
                                                       2003      0.976          1.241           546,831
                                                       2002      1.232          0.976           485,483
                                                       2001      1.000          1.232            97,391

  LMPVPIII Money Market Subaccount (11/99)...........  2006      0.974          0.998           116,244
                                                       2005      0.967          0.974           204,477
                                                       2004      0.978          0.967           499,541
                                                       2003      0.992          0.978         1,139,300
                                                       2002      1.000          0.992         1,669,540
                                                       2001      1.000          1.000           207,523

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.470          1.637           880,300
                                                       2005      1.426          1.470         1,339,162
                                                       2004      1.365          1.426         1,369,104
                                                       2003      1.060          1.365         1,487,421
                                                       2002      1.000          1.060           156,519

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.301          1.409         1,090,736
                                                       2005      1.274          1.301         1,334,895
                                                       2004      1.238          1.274         1,507,174
                                                       2003      1.037          1.238         1,222,514
                                                       2002      1.000          1.037           220,092

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.559          1.759           284,039
                                                       2005      1.493          1.559           290,312
                                                       2004      1.382          1.493           313,379
                                                       2003      1.073          1.382           269,336
                                                       2002      1.000          1.073           155,053

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.432          1.575           144,381
                                                       2005      1.411          1.432           155,585
                                                       2004      1.349          1.411           102,417
                                                       2003      1.068          1.349            54,230
                                                       2002      1.000          1.068            13,418

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.383          1.589           997,101
                                                       2005      1.368          1.383         1,032,878
                                                       2004      1.239          1.368         1,022,255
                                                       2003      1.000          1.239           136,043

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.616          1.777           722,058
                                                       2005      1.524          1.616           770,368
                                                       2004      1.254          1.524           681,732
                                                       2003      1.000          1.254           241,207

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.324          1.398           194,032

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.348                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.480          1.626           401,066

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.272          1.300            48,840

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.073           476,532

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.069            22,304

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.346          1.326            10,530

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.265                --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.257          1.385            38,618

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216           463,464

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.451          1.556            49,808

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.117          1.154            49,260

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026            92,023

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      0.877          0.854           249,302

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.032          1.068           479,730

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.132          1.160                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.415          1.447           416,557

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051           277,823

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056                --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.299          1.385         2,183,298

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.048           209,841

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066           242,475

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.113          1.099           296,640
                                                       2005      1.113          1.113           334,031
                                                       2004      1.043          1.113           366,107
                                                       2003      1.000          1.043           162,740

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.137          1.156         3,174,353
                                                       2005      1.132          1.137         3,743,613
                                                       2004      1.102          1.132         5,138,114
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.858          2.135           238,183
                                                       2005      1.771          1.858           308,379
                                                       2004      1.433          1.771           400,281
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Equity Income Subaccount (11/99).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           528,779
                                                       2004      1.224          1.317           611,967
                                                       2003      0.952          1.224           607,249
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Large Cap Subaccount (11/99).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.175                --
                                                       2005      1.045          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.017          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.047                --
                                                       2005      1.011          1.029                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.043          1.032                --
                                                       2005      1.050          1.043           642,511
                                                       2004      1.042          1.050           997,824
                                                       2003      0.981          1.042         1,082,482
                                                       2002      0.980          0.981           969,658
                                                       2001      1.000          0.980           126,164

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           223,030
                                                       2004      1.002          1.137           248,325
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      0.830          0.877                --
                                                       2005      0.822          0.830           279,928
                                                       2004      0.736          0.822            33,092
                                                       2003      0.548          0.736            29,675
                                                       2002      0.625          0.548             4,683

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,554,221
                                                       2004      1.144          1.250         2,980,414
                                                       2003      1.002          1.144         2,969,160
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS Value Subaccount (5/04)..............  2006      1.165          1.257                --
                                                       2005      1.117          1.165            28,462
                                                       2004      0.972          1.117            14,572

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           467,418
                                                       2004      1.060          1.202           421,402
                                                       2003      0.842          1.060           377,074
                                                       2002      0.844          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370             7,103
                                                       2004      1.212          1.319             3,681
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108            67,722
                                                       2004      0.982          1.091             7,038

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.005          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.092          1.132                --
                                                       2005      1.034          1.092            33,146
                                                       2004      1.016          1.034            98,222
                                                       2003      0.826          1.016           101,564
                                                       2002      1.193          0.826           105,425
                                                       2001      1.000          1.193            46,933

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2006      1.037          1.045            96,126
                                                       2005      0.981          1.037           144,555
                                                       2004      0.935          0.981           200,083
                                                       2003      0.750          0.935           194,819
                                                       2002      1.134          0.750           156,956
                                                       2001      1.000          1.134            69,805

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (11/99)..  2006      1.614          1.765           305,489
                                                       2005      1.410          1.614           325,328
                                                       2004      1.248          1.410           357,392
                                                       2003      0.992          1.248           287,237
                                                       2002      1.118          0.992           223,681
                                                       2001      1.000          1.118            74,817

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.631          1.796           391,565
                                                       2005      1.411          1.631           355,930
                                                       2004      1.155          1.411           314,692
                                                       2003      0.853          1.155           255,006
                                                       2002      0.992          0.853           148,547





                         SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.246          1.300               --
                                                       2005      1.218          1.246               --
                                                       2004      1.119          1.218               --
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.301          1.264               --
                                                       2005      1.158          1.301               --
                                                       2004      1.092          1.158               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.471          1.733            9,509
                                                       2005      1.318          1.471            8,186
                                                       2004      1.187          1.318               --
                                                       2003      1.000          1.187               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.437          1.549          189,493
                                                       2005      1.264          1.437          183,683
                                                       2004      1.148          1.264          175,438
                                                       2003      1.000          1.148           37,830

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.281          1.444           88,830
                                                       2005      1.238          1.281           84,261
                                                       2004      1.146          1.238           65,067
                                                       2003      1.000          1.146           38,300

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.547          1.528               --
                                                       2005      1.338          1.547               --
                                                       2004      1.144          1.338               --
                                                       2003      1.000          1.144               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.540          1.998               --
                                                       2005      1.468          1.540               --
                                                       2004      1.142          1.468               --
                                                       2003      1.000          1.142               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403               --
                                                       2005      1.199          1.293               --
                                                       2004      1.073          1.199               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435               --
                                                       2005      1.197          1.290           89,553
                                                       2004      1.067          1.197           89,553
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.030          1.191               --
                                                       2005      0.984          1.030               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.332          1.417            8,085
                                                       2005      1.300          1.332            8,089
                                                       2004      1.192          1.300            4,958
                                                       2003      1.000          1.192               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.331          1.541               --
                                                       2005      1.230          1.331            7,100
                                                       2004      1.117          1.230            5,352
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.920          2.406            2,547
                                                       2005      1.540          1.920            2,186
                                                       2004      1.262          1.540            2,186
                                                       2003      1.000          1.262               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.468          1.745          126,622
                                                       2005      1.362          1.468          125,688
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.403          1.672               --
                                                       2005      1.317          1.403               --
                                                       2004      1.161          1.317               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.474          1.634               --
                                                       2005      1.345          1.474               --
                                                       2004      1.141          1.345               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.341          1.497               --
                                                       2005      1.318          1.341               --
                                                       2004      1.172          1.318               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.087          1.254               --
                                                       2005      1.113          1.087               --
                                                       2004      1.101          1.113               --
                                                       2003      1.000          1.101               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.204          1.265               --
                                                       2005      1.158          1.204               --
                                                       2004      1.151          1.158               --
                                                       2003      1.000          1.151               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.432          1.582               --
                                                       2005      1.395          1.432               --
                                                       2004      1.234          1.395               --
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.261          1.457               --
                                                       2005      1.239          1.261               --
                                                       2004      1.169          1.239               --
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.290          1.492               --
                                                       2005      1.238          1.290               --
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.428          1.576               --
                                                       2005      1.392          1.428               --
                                                       2004      1.236          1.392               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)............  2006      1.215          1.364           51,208
                                                       2005      1.191          1.215           49,888
                                                       2004      1.119          1.191           47,432
                                                       2003      1.000          1.119           35,980

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)............................................  2006      1.107          1.142               --
                                                       2005      1.104          1.107               --
                                                       2004      1.057          1.104               --
                                                       2003      1.000          1.057               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.242          1.399               --
                                                       2005      1.218          1.242               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  LMPVPII Fundamental Value Subaccount (12/99).......  2006      1.268          1.448          110,831
                                                       2005      1.237          1.268          110,831
                                                       2004      1.168          1.237          110,831
                                                       2003      1.000          1.168               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.988          1.006               --
                                                       2005      0.987          0.988               --
                                                       2004      0.997          0.987               --
                                                       2003      1.000          0.997               --

  LMPVPIII Aggressive Growth Subaccount (11/99)......  2006      1.334          1.419           42,528
                                                       2005      1.221          1.334           40,605
                                                       2004      1.135          1.221           40,605
                                                       2003      1.000          1.135           32,549

  LMPVPIII High Income Subaccount (11/99)............  2006      1.194          1.296            2,478
                                                       2005      1.189          1.194            2,014
                                                       2004      1.101          1.189              167
                                                       2003      1.000          1.101               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Large Cap Growth Subaccount (11/99).......  2006      1.180          1.208            3,588
                                                       2005      1.147          1.180            3,593
                                                       2004      1.168          1.147               --
                                                       2003      1.000          1.168               --

  LMPVPIII Mid Cap Core Subaccount (11/99)...........  2006      1.325          1.488            6,552
                                                       2005      1.251          1.325            6,147
                                                       2004      1.158          1.251            6,147
                                                       2003      1.000          1.158               --

  LMPVPIII Money Market Subaccount (11/99)...........  2006      0.986          1.009               --
                                                       2005      0.981          0.986               --
                                                       2004      0.994          0.981               --
                                                       2003      1.000          0.994               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.212          1.347            4,184
                                                       2005      1.177          1.212           11,628
                                                       2004      1.128          1.177            7,392
                                                       2003      1.000          1.128               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.140          1.233               --
                                                       2005      1.118          1.140               --
                                                       2004      1.088          1.118               --
                                                       2003      1.000          1.088               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.281          1.444               --
                                                       2005      1.229          1.281               --
                                                       2004      1.140          1.229               --
                                                       2003      1.000          1.140               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.187          1.303               --
                                                       2005      1.171          1.187               --
                                                       2004      1.122          1.171               --
                                                       2003      1.000          1.122               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.269          1.456          114,321
                                                       2005      1.256          1.269          114,321
                                                       2004      1.140          1.256          114,321
                                                       2003      1.000          1.140               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.484          1.630           49,264
                                                       2005      1.402          1.484           45,463
                                                       2004      1.155          1.402           45,463
                                                       2003      1.000          1.155           32,578

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.434          1.513               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.267          1.345               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.615          1.768            1,466

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.528          1.560               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.072           12,045

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.338          1.316               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.277          1.262               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.254          1.380               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215              507

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.345          1.440            1,955

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.088          1.141               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.114          1.149               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025          129,605

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.344          1.307            3,249

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.015          1.049           21,992

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.252          1.282               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.280          1.292               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.304          1.332               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.220          1.299               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.112          1.096               --
                                                       2005      1.114          1.112               --
                                                       2004      1.045          1.114               --
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.053          1.070            4,670
                                                       2005      1.051          1.053            5,007
                                                       2004      1.024          1.051            2,322
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.472          1.839               --
                                                       2005      1.341          1.472               --
                                                       2004      1.180          1.341               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.598          1.833               --
                                                       2005      1.526          1.598               --
                                                       2004      1.236          1.526               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.259          1.338               --
                                                       2005      1.184          1.259               --
                                                       2004      1.136          1.184               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.243          1.304               --
                                                       2005      1.217          1.243               --
                                                       2004      1.132          1.217               --
                                                       2003      1.000          1.132               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (11/99).............  2006      1.244          1.280               --
                                                       2005      1.170          1.244               --
                                                       2004      1.123          1.170               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.173               --
                                                       2005      1.045          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.086               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.128               --
                                                       2005      1.017          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.046               --
                                                       2005      1.011          1.028               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.026          1.015               --
                                                       2005      1.035          1.026           20,698
                                                       2004      1.029          1.035           20,698
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.353          1.434               --
                                                       2005      1.235          1.353               --
                                                       2004      1.089          1.235               --
                                                       2003      1.000          1.089               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.273          1.344               --
                                                       2005      1.263          1.273            3,253
                                                       2004      1.131          1.263               --
                                                       2003      1.000          1.131               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.184          1.220               --
                                                       2005      1.176          1.184               --
                                                       2004      1.078          1.176               --
                                                       2003      1.000          1.078               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.163          1.254               --
                                                       2005      1.116          1.163               --
                                                       2004      0.972          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.405          1.611               --
                                                       2005      1.311          1.405            1,469
                                                       2004      1.158          1.311               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.270          1.345               --
                                                       2005      1.225          1.270            1,959
                                                       2004      1.126          1.225              164
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114               --
                                                       2005      1.090          1.105               --
                                                       2004      0.982          1.090               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.201          1.251               --
                                                       2005      1.203          1.201               --
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277               --
                                                       2005      1.000          1.111               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267               --
                                                       2005      1.005          1.107               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.209          1.252               --
                                                       2005      1.146          1.209               --
                                                       2004      1.128          1.146               --
                                                       2003      1.000          1.128               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2006      1.233          1.240           29,606
                                                       2005      1.167          1.233           29,606
                                                       2004      1.115          1.167           29,606
                                                       2003      1.000          1.115               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (11/99)..  2006      1.471          1.606               --
                                                       2005      1.287          1.471               --
                                                       2004      1.140          1.287               --
                                                       2003      1.000          1.140               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.686          1.854              991
                                                       2005      1.460          1.686               --
                                                       2004      1.197          1.460               --
                                                       2003      1.000          1.197               --





                         SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304               --
                                                       2005      1.220          1.249           24,523
                                                       2004      1.120          1.220            4,812
                                                       2003      1.000          1.120               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.474          1.738          206,289
                                                       2005      1.319          1.474          178,975
                                                       2004      1.187          1.319           99,580
                                                       2003      1.000          1.187           75,501

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.440          1.554          394,098
                                                       2005      1.266          1.440          390,697
                                                       2004      1.149          1.266          222,148
                                                       2003      1.000          1.149           87,646

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.284          1.449          242,898
                                                       2005      1.239          1.284          226,936
                                                       2004      1.147          1.239          125,019
                                                       2003      1.000          1.147           87,906

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551           73,784
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295           12,858
                                                       2004      1.074          1.201               --
                                                       2003      0.996          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439               --
                                                       2005      1.199          1.293           19,763
                                                       2004      1.067          1.199               --
                                                       2003      1.016          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.031          1.193           69,555
                                                       2005      0.984          1.031           70,308

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.336          1.422          122,413
                                                       2005      1.302          1.336           95,391
                                                       2004      1.192          1.302           73,991
                                                       2003      1.000          1.192           72,821

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334          122,543
                                                       2004      1.117          1.232            8,209
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.924          2.414           11,817
                                                       2005      1.542          1.924           12,852
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.472          1.750           87,893
                                                       2005      1.364          1.472           60,925
                                                       2004      1.175          1.364               --
                                                       2003      1.000          1.175               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.478          1.639              193
                                                       2005      1.347          1.478               --
                                                       2004      1.142          1.347               --
                                                       2003      1.000          1.142               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344           62,492
                                                       2004      1.173          1.320               --
                                                       2003      1.000          1.173               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.090          1.258           21,440
                                                       2005      1.115          1.090           21,979
                                                       2004      1.101          1.115           57,419
                                                       2003      1.000          1.101               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.207          1.269               --
                                                       2005      1.160          1.207               --
                                                       2004      1.151          1.160               --
                                                       2003      1.000          1.151               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.436          1.587            2,100
                                                       2005      1.397          1.436            1,912
                                                       2004      1.234          1.397            1,478
                                                       2003      1.000          1.234            1,397

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.264          1.462               --
                                                       2005      1.241          1.264           37,563
                                                       2004      1.170          1.241           37,563
                                                       2003      1.000          1.170               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.432          1.581           11,063
                                                       2005      1.394          1.432           11,063
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)............  2006      1.218          1.369           26,682
                                                       2005      1.192          1.218           26,682
                                                       2004      1.119          1.192           26,682
                                                       2003      1.000          1.119               --

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)............................................  2006      1.110          1.145           13,020
                                                       2005      1.105          1.110           13,020
                                                       2004      1.057          1.105            9,845
                                                       2003      1.000          1.057               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.245          1.403            3,933
                                                       2005      1.219          1.245            3,933
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVPII Fundamental Value Subaccount (12/99).......  2006      1.271          1.453           40,560
                                                       2005      1.238          1.271           41,533
                                                       2004      1.169          1.238           25,340
                                                       2003      1.000          1.169            2,903

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.990          1.010           35,282
                                                       2005      0.988          0.990           33,655
                                                       2004      0.997          0.988           31,864
                                                       2003      1.000          0.997            2,406

  LMPVPIII Aggressive Growth Subaccount (11/99)......  2006      1.337          1.424           95,681
                                                       2005      1.223          1.337           64,036
                                                       2004      1.136          1.223           54,911
                                                       2003      1.000          1.136               --

  LMPVPIII High Income Subaccount (11/99)............  2006      1.197          1.301           57,888
                                                       2005      1.191          1.197           57,438
                                                       2004      1.101          1.191           43,116
                                                       2003      1.000          1.101            2,546

  LMPVPIII Large Cap Growth Subaccount (11/99).......  2006      1.183          1.212           12,773
                                                       2005      1.148          1.183           12,773
                                                       2004      1.169          1.148           46,877
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (11/99)...........  2006      1.328          1.494           22,751
                                                       2005      1.252          1.328           23,642
                                                       2004      1.158          1.252           23,009
                                                       2003      1.000          1.158               --

  LMPVPIII Money Market Subaccount (11/99)...........  2006      0.989          1.013           72,872
                                                       2005      0.982          0.989           78,034
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.215          1.352          443,644
                                                       2005      1.179          1.215          526,827
                                                       2004      1.129          1.179          838,573
                                                       2003      1.000          1.129          120,387

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.143          1.237          626,159
                                                       2005      1.120          1.143          371,853
                                                       2004      1.089          1.120          186,971
                                                       2003      1.000          1.089            1,107

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.284          1.449           71,149
                                                       2005      1.231          1.284          102,069
                                                       2004      1.140          1.231          121,998
                                                       2003      1.000          1.140               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.189          1.308           49,911
                                                       2005      1.173          1.189           54,027
                                                       2004      1.122          1.173          193,059
                                                       2003      1.000          1.122               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.272          1.461           95,093
                                                       2005      1.258          1.272          102,438
                                                       2004      1.140          1.258               --
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.488          1.635           81,354
                                                       2005      1.404          1.488           85,822
                                                       2004      1.156          1.404           25,827
                                                       2003      1.000          1.156               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.438          1.518               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.268          1.347               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.611          1.774           60,876

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.532          1.565           68,066

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.072          196,128

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.278          1.264               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.256          1.384           92,720

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.089          1.142               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.116          1.153            7,102

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025           86,232

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.017          1.052            6,810

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.256          1.287               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.308          1.337               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.223          1.303          256,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047           18,153

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.099           34,618
                                                       2005      1.115          1.115           36,177
                                                       2004      1.046          1.115           24,973
                                                       2003      1.000          1.046            4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.056          1.073          356,978
                                                       2005      1.052          1.056          359,661
                                                       2004      1.024          1.052          191,473
                                                       2003      1.000          1.024           10,207

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.601          1.839           13,289
                                                       2005      1.528          1.601           13,871
                                                       2004      1.236          1.528            1,314
                                                       2003      1.000          1.236            1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246               --
                                                       2004      1.132          1.218               --
                                                       2003      1.000          1.132               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.106          1.174               --
                                                       2005      1.045          1.106               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129               --
                                                       2005      1.017          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.047               --
                                                       2005      1.011          1.028               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017               --
                                                       2005      1.036          1.029            6,810
                                                       2004      1.029          1.036            5,115
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.187          1.223               --
                                                       2005      1.177          1.187          262,473
                                                       2004      1.078          1.177          104,798
                                                       2003      1.000          1.078           81,699

  Travelers MFS Value Subaccount (5/04)..............  2006      1.164          1.256               --
                                                       2005      1.117          1.164           97,398
                                                       2004      0.972          1.117               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408           63,679
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273           24,893
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116               --
                                                       2005      1.091          1.107            7,102
                                                       2004      0.982          1.091               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268               --
                                                       2005      1.005          1.107               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256               --
                                                       2005      1.148          1.212           20,157
                                                       2004      1.128          1.148               --
                                                       2003      1.000          1.128               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2006      1.236          1.244            3,855
                                                       2005      1.169          1.236            3,267
                                                       2004      1.115          1.169            3,336
                                                       2003      1.000          1.115            2,893

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (11/99)..  2006      1.474          1.611           96,234
                                                       2005      1.288          1.474          105,425
                                                       2004      1.141          1.288               --
                                                       2003      1.000          1.141               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.690          1.860           17,859
                                                       2005      1.462          1.690           20,828
                                                       2004      1.198          1.462            4,757
                                                       2003      1.000          1.198               --

                         SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.380          1.440                 --
                                                       2005      1.349          1.380          1,344,238
                                                       2004      1.241          1.349          1,236,732
                                                       2003      0.960          1.241            854,793
                                                       2002      1.000          0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360            468,337
                                                       2004      1.143          1.211            459,945
                                                       2003      0.948          1.143            168,663
                                                       2002      1.000          0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.612          1.898          5,800,969
                                                       2005      1.445          1.612          6,040,065
                                                       2004      1.302          1.445          5,306,790
                                                       2003      0.984          1.302          2,711,712
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.606          1.730         18,281,097
                                                       2005      1.413          1.606         20,721,963
                                                       2004      1.285          1.413         18,572,237
                                                       2003      0.960          1.285         10,866,088
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.404          1.582         20,782,470
                                                       2005      1.357          1.404         24,301,428
                                                       2004      1.257          1.357         22,621,936
                                                       2003      0.971          1.257         13,557,952
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            178,408
                                                       2004      1.183          1.382             70,171
                                                       2003      0.968          1.183             62,961
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773            636,759
                                                       2004      1.317          1.692            544,495
                                                       2003      1.005          1.317            376,157
                                                       2002      1.000          1.005                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291            526,467
                                                       2004      1.073          1.199            434,954
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289            593,796
                                                       2004      1.067          1.197            372,299
                                                       2003      1.000          1.067             10,036

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.030          1.190            882,488
                                                       2005      0.984          1.030            535,471

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.452          1.543          2,136,420
                                                       2005      1.417          1.452          2,752,422
                                                       2004      1.300          1.417          2,926,013
                                                       2003      0.969          1.300          2,045,532
                                                       2002      1.000          0.969                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448          6,323,482
                                                       2004      1.217          1.340          5,186,994
                                                       2003      0.994          1.217          3,312,164
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.188          2.740            975,031
                                                       2005      1.756          2.188          1,150,213
                                                       2004      1.440          1.756            862,804
                                                       2003      1.000          1.440            368,517

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.596          1.895          3,846,907
                                                       2005      1.481          1.596          4,394,621
                                                       2004      1.278          1.481          3,889,690
                                                       2003      0.989          1.278          2,193,501
                                                       2002      1.000          0.989                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524            923,889
                                                       2004      1.262          1.431            431,766
                                                       2003      0.976          1.262             87,223
                                                       2002      1.000          0.976                 --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.671          1.851            256,336
                                                       2005      1.525          1.671            325,878
                                                       2004      1.295          1.525            302,452
                                                       2003      0.983          1.295            210,735
                                                       2002      1.000          0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517            808,709
                                                       2004      1.328          1.492            733,265
                                                       2003      1.000          1.328            316,143

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.147          1.323            769,482
                                                       2005      1.175          1.147            958,647
                                                       2004      1.163          1.175          1,090,467
                                                       2003      0.963          1.163            803,964
                                                       2002      1.000          0.963                 --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.318          1.383            433,647
                                                       2005      1.268          1.318            415,196
                                                       2004      1.260          1.268            418,070
                                                       2003      0.960          1.260            343,672
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.568          1.731            642,308
                                                       2005      1.529          1.568          1,925,628
                                                       2004      1.353          1.529          1,431,235
                                                       2003      0.974          1.353          1,932,845
                                                       2002      1.000          0.974                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.406          1.624          1,686,838
                                                       2005      1.382          1.406          2,300,359
                                                       2004      1.305          1.382          3,268,365
                                                       2003      0.960          1.305          1,724,848
                                                       2002      1.000          0.960                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.394          1.612          1,272,625
                                                       2005      1.338          1.394          2,512,286
                                                       2004      1.240          1.338          2,820,016
                                                       2003      0.958          1.240          1,330,720
                                                       2002      1.000          0.958                 --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.630          1.797          1,035,131
                                                       2005      1.589          1.630          2,239,133
                                                       2004      1.412          1.589          1,763,283
                                                       2003      0.970          1.412            943,187
                                                       2002      1.000          0.970                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)............  2006      1.290          1.448          4,498,552
                                                       2005      1.265          1.290          5,498,706
                                                       2004      1.190          1.265          5,459,813
                                                       2003      0.977          1.190          3,761,358
                                                       2002      1.000          0.977                 --

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)............................................  2006      1.155          1.190          2,077,266
                                                       2005      1.152          1.155          2,949,751
                                                       2004      1.103          1.152          3,285,089
                                                       2003      1.010          1.103          2,322,848
                                                       2002      1.000          1.010                 --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.327          1.493          2,504,987
                                                       2005      1.302          1.327          3,053,694
                                                       2004      1.208          1.302          2,973,725
                                                       2003      0.967          1.208          2,335,616
                                                       2002      1.000          0.967                 --

  LMPVPII Fundamental Value Subaccount (12/99).......  2006      1.419          1.621          5,899,451
                                                       2005      1.385          1.419          7,877,497
                                                       2004      1.309          1.385          7,968,858
                                                       2003      0.966          1.309          5,155,503
                                                       2002      1.000          0.966                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.987          1.005          1,820,690
                                                       2005      0.986          0.987          2,056,662
                                                       2004      0.997          0.986          1,044,555
                                                       2003      1.000          0.997            143,635

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (11/99)......  2006      1.467          1.561         10,877,430
                                                       2005      1.344          1.467         14,276,616
                                                       2004      1.250          1.344         13,826,694
                                                       2003      0.951          1.250          8,499,681
                                                       2002      1.000          0.951                 --

  LMPVPIII High Income Subaccount (11/99)............  2006      1.361          1.476          4,612,855
                                                       2005      1.356          1.361          6,386,240
                                                       2004      1.256          1.356          7,788,209
                                                       2003      1.007          1.256          6,592,357
                                                       2002      1.000          1.007                 --

  LMPVPIII Large Cap Growth Subaccount (11/99).......  2006      1.378          1.409          4,426,285
                                                       2005      1.339          1.378          5,680,350
                                                       2004      1.365          1.339          6,645,934
                                                       2003      0.946          1.365          5,833,245
                                                       2002      1.000          0.946                 --

  LMPVPIII Mid Cap Core Subaccount (11/99)...........  2006      1.417          1.591          2,036,725
                                                       2005      1.338          1.417          2,346,996
                                                       2004      1.239          1.338          2,431,535
                                                       2003      0.977          1.239          1,359,130
                                                       2002      1.000          0.977                 --

  LMPVPIII Money Market Subaccount (11/99)...........  2006      0.975          0.998          4,229,317
                                                       2005      0.970          0.975          4,465,139
                                                       2004      0.984          0.970          4,211,420
                                                       2003      0.999          0.984          1,823,049
                                                       2002      1.000          0.999                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.337          1.485         32,001,511
                                                       2005      1.299          1.337         43,926,576
                                                       2004      1.245          1.299         46,071,792
                                                       2003      0.969          1.245         27,451,413
                                                       2002      1.000          0.969                 --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.222          1.320         22,674,396
                                                       2005      1.199          1.222         33,731,401
                                                       2004      1.168          1.199         36,358,325
                                                       2003      0.979          1.168         21,544,810
                                                       2002      1.000          0.979                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.390          1.566          6,002,840
                                                       2005      1.335          1.390          6,579,990
                                                       2004      1.238          1.335          6,146,467
                                                       2003      0.962          1.238          2,247,747
                                                       2002      1.000          0.962                 --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.282          1.407          2,933,449
                                                       2005      1.266          1.282          3,977,421
                                                       2004      1.213          1.266          4,007,483
                                                       2003      0.961          1.213          2,004,819
                                                       2002      1.000          0.961                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.376          1.578          3,575,243
                                                       2005      1.363          1.376          4,573,722
                                                       2004      1.237          1.363          4,464,326
                                                       2003      1.000          1.237          2,342,808

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.608          1.764          3,681,763
                                                       2005      1.519          1.608          4,969,282
                                                       2004      1.252          1.519          4,181,113
                                                       2003      1.000          1.252          1,952,789

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.516          1.599            283,349

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.344            107,778

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.749          1.919          1,801,813

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.577          1.610            104,121

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.071          8,273,012

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067            123,714

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.438          1.414            360,810

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.276          1.261              5,594

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.252          1.378            710,817

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215          1,398,702

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.443          1.544            364,214

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.113          1.148            556,648

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024          2,029,520

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.549          1.506            542,114

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.059          1.095          3,074,482

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.316          1.347            123,841

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.341          1.353            795,413

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.414          1.445          2,607,180

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056            434,518

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038            139,506

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045             83,828

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050          2,101,220

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055          1,022,330

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.269          1.351         11,708,739

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046          2,505,959

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064            762,350

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.091          3,655,869
                                                       2005      1.110          1.108          5,187,938
                                                       2004      1.042          1.110          4,627,736
                                                       2003      1.000          1.042          2,203,110

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.067          1.084         14,104,668
                                                       2005      1.066          1.067         18,327,374
                                                       2004      1.039          1.066         16,972,145
                                                       2003      1.012          1.039         11,776,640
                                                       2002      1.000          1.012                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.557          1.945            613,728
                                                       2005      1.420          1.557            684,925
                                                       2004      1.249          1.420            694,523
                                                       2003      0.994          1.249            639,013
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.846          2.117            919,366
                                                       2005      1.764          1.846          1,216,084
                                                       2004      1.429          1.764          1,053,707
                                                       2003      0.977          1.429            798,826
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            426,620
                                                       2004      1.222          1.273            440,506
                                                       2003      0.967          1.222            259,207
                                                       2002      1.000          0.967                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          3,382,218
                                                       2004      1.229          1.320          3,622,957
                                                       2003      0.958          1.229          2,689,774
                                                       2002      1.000          0.958                 --

  Travelers Large Cap Subaccount (11/99).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304            657,890
                                                       2004      1.178          1.227            684,784
                                                       2003      0.966          1.178            533,101
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.045          1.105            155,229

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,072,581

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.017          1.083            340,812

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.045                 --
                                                       2005      1.010          1.028                 --

  Travelers Managed Income Subaccount (11/99)........  2006      1.072          1.059                 --
                                                       2005      1.081          1.072          3,736,527
                                                       2004      1.075          1.081          4,402,977
                                                       2003      1.014          1.075          3,045,120
                                                       2002      1.000          1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            361,918
                                                       2004      1.153          1.306            402,434
                                                       2003      0.973          1.153            231,169
                                                       2002      1.000          0.973                 --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.467          1.549                 --
                                                       2005      1.456          1.467            655,157
                                                       2004      1.305          1.456            309,694
                                                       2003      0.974          1.305            225,887
                                                       2002      1.000          0.974                 --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         14,704,878
                                                       2004      1.123          1.224         13,582,482
                                                       2003      0.986          1.123          8,894,291
                                                       2002      1.000          0.986                 --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.162          1.252                 --
                                                       2005      1.116          1.162            648,332
                                                       2004      0.972          1.116             53,025

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          1,911,295
                                                       2004      1.259          1.425          1,619,278
                                                       2003      1.001          1.259            577,731
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            402,347
                                                       2004      1.210          1.315            411,090
                                                       2003      1.000          1.210            181,376

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104            385,841
                                                       2004      0.982          1.089             89,761

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            471,329
                                                       2004      1.256          1.354            494,070
                                                       2003      0.969          1.256            432,677
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             12,357

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.005          1.106              4,691

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.270          1.316                 --
                                                       2005      1.205          1.270            115,076
                                                       2004      1.186          1.205            112,791
                                                       2003      0.966          1.186            100,752
                                                       2002      1.000          0.966                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2006      1.319          1.327            451,467
                                                       2005      1.250          1.319            507,517
                                                       2004      1.195          1.250            506,602
                                                       2003      0.959          1.195            456,247
                                                       2002      1.000          0.959                 --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (11/99)..  2006      1.603          1.749          2,570,198
                                                       2005      1.403          1.603          2,800,005
                                                       2004      1.244          1.403          2,137,831
                                                       2003      0.991          1.244          1,545,964
                                                       2002      1.000          0.991                 --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.875          2.061          3,138,337
                                                       2005      1.625          1.875          3,596,046
                                                       2004      1.333          1.625          3,135,990
                                                       2003      0.986          1.333          1,911,507
                                                       2002      1.000          0.986                 --

                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.008          1.051               --
                                                       2005      1.000          1.008               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.143          1.231           12,974
                                                       2005      1.000          1.143           12,637

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.029          1.189               --
                                                       2005      0.984          1.029               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           12,249

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.103          1.221               --
                                                       2005      1.000          1.103               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.978          1.127               --
                                                       2005      1.000          0.978               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.042          1.093               --
                                                       2005      1.000          1.042               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.074          1.185               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)............  2006      1.013          1.136               --
                                                       2005      1.000          1.013               --

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)............................................  2006      0.994          1.024               --
                                                       2005      1.000          0.994               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (12/99).......  2006      1.038          1.185               --
                                                       2005      1.000          1.038               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVPIII Aggressive Growth Subaccount (11/99)......  2006      1.107          1.177               --
                                                       2005      1.000          1.107               --

  LMPVPIII High Income Subaccount (11/99)............  2006      0.996          1.081               --
                                                       2005      1.000          0.996               --

  LMPVPIII Large Cap Growth Subaccount (11/99).......  2006      1.054          1.077               --
                                                       2005      1.000          1.054               --

  LMPVPIII Mid Cap Core Subaccount (11/99)...........  2006      1.068          1.199               --
                                                       2005      1.000          1.068               --

  LMPVPIII Money Market Subaccount (11/99)...........  2006      1.005          1.028               --
                                                       2005      1.000          1.005               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.042          1.157               --
                                                       2005      1.000          1.042               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.028          1.110               --
                                                       2005      1.000          1.028               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.052          1.185               --
                                                       2005      1.000          1.052               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.017          1.116               --
                                                       2005      1.000          1.017               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.153          1.215               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.223          1.341               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.150          1.174               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.071           14,098

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.260               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.115          1.226               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           15,393

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      0.976          1.008               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.108          1.134               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054           76,274

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.038          1.104           28,254

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      0.998          1.012               --
                                                       2005      1.000          0.998               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.172               --
                                                       2005      1.045          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.017          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Income Subaccount (11/99)........  2006      0.987          0.976               --
                                                       2005      1.000          0.987               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS Value Subaccount (5/04)..............  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.005          1.106               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.070          1.108               --
                                                       2005      1.000          1.070               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2006      1.073          1.079               --
                                                       2005      1.000          1.073               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (11/99)..  2006      1.132          1.234            5,986
                                                       2005      1.000          1.132            5,986

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.138          1.250               --
                                                       2005      1.000          1.138               --





                         SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.242          1.295               --
                                                       2005      1.215          1.242           15,481
                                                       2004      1.119          1.215               --
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.296          1.258               --
                                                       2005      1.155          1.296               --
                                                       2004      1.092          1.155               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.465          1.724          170,686
                                                       2005      1.315          1.465          138,800
                                                       2004      1.186          1.315            4,145
                                                       2003      1.000          1.186               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.432          1.541          756,627
                                                       2005      1.261          1.432          614,002
                                                       2004      1.148          1.261           23,636
                                                       2003      1.000          1.148               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.277          1.437          647,499
                                                       2005      1.235          1.277          511,616
                                                       2004      1.145          1.235            6,576
                                                       2003      1.000          1.145               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.541          1.522               --
                                                       2005      1.335          1.541            2,675
                                                       2004      1.143          1.335               --
                                                       2003      1.000          1.143               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.534          1.987               --
                                                       2005      1.465          1.534           25,992
                                                       2004      1.142          1.465               --
                                                       2003      1.000          1.142               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398               --
                                                       2005      1.197          1.289           13,773
                                                       2004      1.073          1.197               --
                                                       2003      0.996          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430               --
                                                       2005      1.195          1.286           71,362
                                                       2004      1.066          1.195            4,448
                                                       2003      1.016          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.029          1.188           33,118
                                                       2005      0.984          1.029           10,894

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.328          1.410            7,611
                                                       2005      1.297          1.328            7,574
                                                       2004      1.191          1.297            2,012
                                                       2003      1.000          1.191               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534               --
                                                       2005      1.228          1.326          130,228
                                                       2004      1.116          1.228               --
                                                       2003      1.000          1.116               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.913          2.393           49,845
                                                       2005      1.537          1.913           47,524
                                                       2004      1.261          1.537            2,013
                                                       2003      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.463          1.736          221,873
                                                       2005      1.359          1.463          234,426
                                                       2004      1.174          1.359            2,118
                                                       2003      1.000          1.174               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.398          1.663               --
                                                       2005      1.315          1.398           38,096
                                                       2004      1.160          1.315               --
                                                       2003      1.000          1.160               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.469          1.626            5,354
                                                       2005      1.342          1.469            5,354
                                                       2004      1.140          1.342               --
                                                       2003      1.000          1.140               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490               --
                                                       2005      1.315          1.336           53,321
                                                       2004      1.172          1.315               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.083          1.248           16,417
                                                       2005      1.111          1.083           33,951
                                                       2004      1.100          1.111           18,420
                                                       2003      1.000          1.100               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.200          1.258               --
                                                       2005      1.156          1.200               --
                                                       2004      1.150          1.156               --
                                                       2003      1.000          1.150               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.427          1.574            3,743
                                                       2005      1.393          1.427            9,431
                                                       2004      1.233          1.393               --
                                                       2003      1.000          1.233               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.257          1.450               --
                                                       2005      1.236          1.257               --
                                                       2004      1.169          1.236               --
                                                       2003      1.000          1.169               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.285          1.485          132,038
                                                       2005      1.235          1.285          131,791
                                                       2004      1.146          1.235               --
                                                       2003      1.000          1.146               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.423          1.568            2,545
                                                       2005      1.389          1.423            2,675
                                                       2004      1.235          1.389               --
                                                       2003      1.000          1.235               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)............  2006      1.211          1.358          314,558
                                                       2005      1.188          1.211          327,014
                                                       2004      1.118          1.188           32,527
                                                       2003      1.000          1.118               --

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)............................................  2006      1.103          1.136            3,078
                                                       2005      1.101          1.103           31,859
                                                       2004      1.056          1.101            2,754
                                                       2003      1.000          1.056               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.237          1.392               --
                                                       2005      1.215          1.237               --
                                                       2004      1.129          1.215               --
                                                       2003      1.000          1.129               --

  LMPVPII Fundamental Value Subaccount (12/99).......  2006      1.263          1.441           34,287
                                                       2005      1.234          1.263          101,643
                                                       2004      1.167          1.234           34,333
                                                       2003      1.000          1.167               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.985          1.001           38,704
                                                       2005      0.985          0.985           38,446
                                                       2004      0.997          0.985           21,345
                                                       2003      1.000          0.997               --

  LMPVPIII Aggressive Growth Subaccount (11/99)......  2006      1.329          1.412          459,914
                                                       2005      1.219          1.329          495,738
                                                       2004      1.135          1.219           19,728
                                                       2003      1.000          1.135               --

  LMPVPIII High Income Subaccount (11/99)............  2006      1.190          1.290          333,905
                                                       2005      1.187          1.190          216,001
                                                       2004      1.100          1.187               --
                                                       2003      1.000          1.100               --

  LMPVPIII Large Cap Growth Subaccount (11/99).......  2006      1.176          1.202          118,204
                                                       2005      1.144          1.176           64,894
                                                       2004      1.167          1.144           17,873
                                                       2003      1.000          1.167               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (11/99)...........  2006      1.321          1.481          110,834
                                                       2005      1.248          1.321           95,001
                                                       2004      1.157          1.248               --
                                                       2003      1.000          1.157               --

  LMPVPIII Money Market Subaccount (11/99)...........  2006      0.983          1.004          578,691
                                                       2005      0.978          0.983           19,548
                                                       2004      0.993          0.978               --
                                                       2003      1.000          0.993               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.208          1.340          309,389
                                                       2005      1.174          1.208          309,581
                                                       2004      1.128          1.174           32,596
                                                       2003      1.000          1.128               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.136          1.227          184,184
                                                       2005      1.116          1.136          127,298
                                                       2004      1.088          1.116               --
                                                       2003      1.000          1.088               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.276          1.436          351,744
                                                       2005      1.226          1.276          339,461
                                                       2004      1.139          1.226               --
                                                       2003      1.000          1.139               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.182          1.297           15,551
                                                       2005      1.169          1.182           15,551
                                                       2004      1.121          1.169               --
                                                       2003      1.000          1.121               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.264          1.448           72,012
                                                       2005      1.253          1.264           64,314
                                                       2004      1.139          1.253           17,389
                                                       2003      1.000          1.139               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.479          1.621          143,409
                                                       2005      1.399          1.479          164,595
                                                       2004      1.155          1.399            4,197
                                                       2003      1.000          1.155               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.428          1.505               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.265          1.342           13,100

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.604          1.759           12,575

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.522          1.552           44,328

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.070          409,818

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.333          1.310               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.275          1.259            8,483

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.250          1.374           43,929

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           43,448

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.339          1.433               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.087          1.138           29,175

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.111          1.145           25,393

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024          264,792

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.339          1.301           36,177

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.010          1.043           27,122

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.247          1.276              956

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.274          1.285           42,841

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.299          1.326           23,323

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055           14,474

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044           47,233

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.049          211,972

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054          105,935

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.215          1.292          374,296

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046           81,878

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.108          1.090           65,739
                                                       2005      1.111          1.108           61,897
                                                       2004      1.045          1.111            9,080
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.049          1.064          646,122
                                                       2005      1.048          1.049          500,643
                                                       2004      1.023          1.048           14,843
                                                       2003      1.000          1.023               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.467          1.830               --
                                                       2005      1.338          1.467               --
                                                       2004      1.179          1.338               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.592          1.824           42,921
                                                       2005      1.523          1.592           43,597
                                                       2004      1.235          1.523               --
                                                       2003      1.000          1.235               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.255          1.333               --
                                                       2005      1.181          1.255               --
                                                       2004      1.135          1.181               --
                                                       2003      1.000          1.135               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.239          1.299               --
                                                       2005      1.214          1.239           97,181
                                                       2004      1.131          1.214            2,409
                                                       2003      1.000          1.131               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.240          1.274               --
                                                       2005      1.168          1.240            3,548
                                                       2004      1.122          1.168            2,527
                                                       2003      1.000          1.122               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.171               --
                                                       2005      1.044          1.104               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050          196,583

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126               --
                                                       2005      1.017          1.083           70,772

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027           37,182

  Travelers Managed Income Subaccount (11/99)........  2006      1.023          1.010               --
                                                       2005      1.033          1.023           25,576
                                                       2004      1.028          1.033           23,953
                                                       2003      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.349          1.428               --
                                                       2005      1.232          1.349               --
                                                       2004      1.088          1.232               --
                                                       2003      1.000          1.088               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.269          1.339               --
                                                       2005      1.260          1.269           33,475
                                                       2004      1.131          1.260               --
                                                       2003      1.000          1.131               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.180          1.215               --
                                                       2005      1.173          1.180          164,360
                                                       2004      1.077          1.173               --
                                                       2003      1.000          1.077               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.160          1.250               --
                                                       2005      1.115          1.160           49,291
                                                       2004      0.972          1.115              233

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.400          1.604               --
                                                       2005      1.308          1.400            8,503
                                                       2004      1.157          1.308               --
                                                       2003      1.000          1.157               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339               --
                                                       2005      1.222          1.265               --
                                                       2004      1.126          1.222               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035           29,181

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111               --
                                                       2005      1.089          1.102           44,273
                                                       2004      0.982          1.089               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.197          1.246               --
                                                       2005      1.201          1.197               --
                                                       2004      1.115          1.201               --
                                                       2003      1.000          1.115               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110            8,486

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265               --
                                                       2005      1.005          1.106           13,105

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.205          1.247               --
                                                       2005      1.144          1.205              327
                                                       2004      1.127          1.144               --
                                                       2003      1.000          1.127               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2006      1.228          1.234               --
                                                       2005      1.165          1.228               --
                                                       2004      1.114          1.165               --
                                                       2003      1.000          1.114               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (11/99)..  2006      1.466          1.598          223,301
                                                       2005      1.284          1.466          226,642
                                                       2004      1.140          1.284               --
                                                       2003      1.000          1.140               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.680          1.844           45,846
                                                       2005      1.457          1.680           48,387
                                                       2004      1.197          1.457               --
                                                       2003      1.000          1.197               --

                         SEPARATE ACCOUNT CHARGES 2.40%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.240          1.293                --
                                                       2005      1.215          1.240            40,440
                                                       2004      1.119          1.215            35,600
                                                       2003      1.000          1.119             2,538

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.295          1.256                --
                                                       2005      1.155          1.295            54,924
                                                       2004      1.092          1.155            54,931
                                                       2003      1.000          1.092            54,932

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.464          1.721           120,941
                                                       2005      1.314          1.464            98,321
                                                       2004      1.186          1.314            90,750
                                                       2003      1.000          1.186            42,498

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.430          1.539           435,610
                                                       2005      1.260          1.430           390,930
                                                       2004      1.148          1.260           390,357
                                                       2003      1.000          1.148            77,164

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.275          1.434           557,471
                                                       2005      1.234          1.275           600,053
                                                       2004      1.145          1.234           571,443
                                                       2003      1.000          1.145           266,304

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.540          1.519                --
                                                       2005      1.334          1.540                --
                                                       2004      1.143          1.334                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.532          1.984                --
                                                       2005      1.464          1.532             1,439
                                                       2004      1.142          1.464                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396                --
                                                       2005      1.197          1.287             8,983
                                                       2004      1.073          1.197               768
                                                       2003      1.000          1.073                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428                --
                                                       2005      1.195          1.284            31,033
                                                       2004      1.066          1.195            32,246
                                                       2003      1.000          1.066                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.028          1.187                --
                                                       2005      0.984          1.028                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.326          1.407            27,971
                                                       2005      1.296          1.326            32,416
                                                       2004      1.191          1.296            32,427
                                                       2003      1.000          1.191            32,847

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.325          1.531                --
                                                       2005      1.227          1.325            37,224
                                                       2004      1.116          1.227            16,357
                                                       2003      1.000          1.116             2,701

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.911          2.389            14,302
                                                       2005      1.536          1.911            11,241
                                                       2004      1.261          1.536            11,240
                                                       2003      1.000          1.261             9,470

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.461          1.733           179,103
                                                       2005      1.359          1.461           189,204
                                                       2004      1.174          1.359           176,541
                                                       2003      1.000          1.174            90,643

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.396          1.661                --
                                                       2005      1.314          1.396                --
                                                       2004      1.160          1.314                --
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.467          1.623                --
                                                       2005      1.341          1.467                --
                                                       2004      1.140          1.341                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.334          1.487                --
                                                       2005      1.314          1.334             1,669
                                                       2004      1.172          1.314                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.082          1.246            10,686
                                                       2005      1.110          1.082             9,143
                                                       2004      1.100          1.110             1,257
                                                       2003      1.000          1.100                --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.199          1.256                --
                                                       2005      1.155          1.199                --
                                                       2004      1.150          1.155                --
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.425          1.571             4,756
                                                       2005      1.392          1.425                --
                                                       2004      1.233          1.392                --
                                                       2003      1.000          1.233                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.255          1.447             2,477
                                                       2005      1.236          1.255             2,482
                                                       2004      1.168          1.236             2,131
                                                       2003      1.000          1.168             1,623

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.284          1.482            11,756
                                                       2005      1.234          1.284            11,756
                                                       2004      1.146          1.234            11,756
                                                       2003      1.000          1.146            18,100

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.421          1.565            22,532
                                                       2005      1.388          1.421            23,037
                                                       2004      1.235          1.388            19,666
                                                       2003      1.000          1.235                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)............  2006      1.209          1.355           110,612
                                                       2005      1.188          1.209           114,565
                                                       2004      1.118          1.188           115,192
                                                       2003      1.000          1.118            34,635

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (11/99)............................................  2006      1.102          1.134            51,497
                                                       2005      1.100          1.102            59,706
                                                       2004      1.056          1.100            40,885
                                                       2003      1.000          1.056                --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.236          1.389            15,062
                                                       2005      1.214          1.236            52,545
                                                       2004      1.128          1.214            48,222
                                                       2003      1.000          1.128                --

  LMPVPII Fundamental Value Subaccount (12/99).......  2006      1.262          1.439            59,041
                                                       2005      1.233          1.262            59,938
                                                       2004      1.167          1.233            59,018
                                                       2003      1.000          1.167                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.983          1.000             2,300
                                                       2005      0.984          0.983             2,304
                                                       2004      0.996          0.984             2,307
                                                       2003      1.000          0.996                --

  LMPVPIII Aggressive Growth Subaccount (11/99)......  2006      1.327          1.410           165,898
                                                       2005      1.218          1.327           173,492
                                                       2004      1.134          1.218           152,426
                                                       2003      1.000          1.134           115,226

  LMPVPIII High Income Subaccount (11/99)............  2006      1.188          1.287            44,896
                                                       2005      1.186          1.188            57,660
                                                       2004      1.100          1.186            78,890
                                                       2003      1.000          1.100            10,679

  LMPVPIII Large Cap Growth Subaccount (11/99).......  2006      1.175          1.200            89,556
                                                       2005      1.144          1.175            89,687
                                                       2004      1.167          1.144            89,014
                                                       2003      1.000          1.167            78,921

  LMPVPIII Mid Cap Core Subaccount (11/99)...........  2006      1.319          1.478            24,312
                                                       2005      1.247          1.319            30,525
                                                       2004      1.157          1.247            24,204
                                                       2003      1.000          1.157             4,542

  LMPVPIII Money Market Subaccount (11/99)...........  2006      0.981          1.003            27,752
                                                       2005      0.978          0.981            24,545
                                                       2004      0.993          0.978            13,129
                                                       2003      1.000          0.993           355,494

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.206          1.338         1,035,397
                                                       2005      1.174          1.206         1,269,198
                                                       2004      1.127          1.174         1,109,311
                                                       2003      1.000          1.127           275,157

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.135          1.224         1,292,177
                                                       2005      1.115          1.135         1,376,876
                                                       2004      1.088          1.115         1,160,527
                                                       2003      1.000          1.088           159,079

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.275          1.434           849,614
                                                       2005      1.226          1.275           971,438
                                                       2004      1.139          1.226           859,342
                                                       2003      1.000          1.139            86,060

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.181          1.295            38,144
                                                       2005      1.168          1.181            37,480
                                                       2004      1.121          1.168            37,462
                                                       2003      1.000          1.121                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.263          1.446           131,334
                                                       2005      1.253          1.263           132,548
                                                       2004      1.139          1.253           128,993
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.477          1.619            74,977
                                                       2005      1.398          1.477            49,640
                                                       2004      1.154          1.398            31,233
                                                       2003      1.000          1.154            22,683

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.426          1.502                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.264          1.341                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.602          1.756            38,839

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.519          1.549                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.070           104,445

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.331          1.308                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.274          1.258                --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.249          1.373                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214             2,368

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.337          1.430                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.086          1.137                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.110          1.143             4,527

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023            45,462

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.337          1.298                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.009          1.042           220,738

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.246          1.274            33,859

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.273          1.283                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.297          1.323             1,761

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.049                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054                --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.213          1.290           317,969

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045            12,590

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063            70,673

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.107          1.088           243,049
                                                       2005      1.111          1.107           242,471
                                                       2004      1.044          1.111           230,157
                                                       2003      1.000          1.044            27,851

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.048          1.062           239,525
                                                       2005      1.048          1.048           243,708
                                                       2004      1.023          1.048           207,832
                                                       2003      1.000          1.023            55,309

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.465          1.827                --
                                                       2005      1.337          1.465                --
                                                       2004      1.179          1.337                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.590          1.821            45,034
                                                       2005      1.521          1.590            42,115
                                                       2004      1.235          1.521            40,678
                                                       2003      1.000          1.235            40,678

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.253          1.331                --
                                                       2005      1.180          1.253                --
                                                       2004      1.135          1.180                --
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.238          1.297                --
                                                       2005      1.213          1.238             1,766
                                                       2004      1.131          1.213             1,053
                                                       2003      1.000          1.131                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.238          1.273                --
                                                       2005      1.167          1.238                --
                                                       2004      1.122          1.167                --
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.171                --
                                                       2005      1.044          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            36,971

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.126                --
                                                       2005      1.017          1.082                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.044                --
                                                       2005      1.010          1.027                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.021          1.009                --
                                                       2005      1.032          1.021           217,662
                                                       2004      1.028          1.032           224,013
                                                       2003      1.000          1.028            26,182

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.347          1.426                --
                                                       2005      1.231          1.347                --
                                                       2004      1.088          1.231                --
                                                       2003      1.000          1.088                --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.267          1.337                --
                                                       2005      1.259          1.267                --
                                                       2004      1.130          1.259                --
                                                       2003      1.000          1.130                --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.178          1.213                --
                                                       2005      1.172          1.178           340,181
                                                       2004      1.077          1.172           271,246
                                                       2003      1.000          1.077            23,587

  Travelers MFS Value Subaccount (5/04)..............  2006      1.159          1.249                --
                                                       2005      1.115          1.159                --
                                                       2004      0.972          1.115                --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.398          1.602                --
                                                       2005      1.308          1.398            17,470
                                                       2004      1.157          1.308            10,948
                                                       2003      1.000          1.157             8,972

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.264          1.337                --
                                                       2005      1.221          1.264                --
                                                       2004      1.126          1.221                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.086                --
                                                       2005      1.000          1.035                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110                --
                                                       2005      1.088          1.102             4,531
                                                       2004      0.982          1.088                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.196          1.244                --
                                                       2005      1.200          1.196                --
                                                       2004      1.115          1.200                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.274                --
                                                       2005      1.000          1.110                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.004          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.203          1.246                --
                                                       2005      1.143          1.203            34,151
                                                       2004      1.127          1.143            32,748
                                                       2003      1.000          1.127                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2006      1.227          1.232            12,718
                                                       2005      1.164          1.227            13,045
                                                       2004      1.114          1.164             8,789
                                                       2003      1.000          1.114               229

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (11/99)..  2006      1.464          1.595             9,700
                                                       2005      1.283          1.464            21,047
                                                       2004      1.139          1.283            12,533
                                                       2003      1.000          1.139            12,030

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.678          1.841            21,853
                                                       2005      1.456          1.678            21,858
                                                       2004      1.196          1.456            20,420
                                                       2003      1.000          1.196            14,418

                         SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.372          1.430                --
                                                       2005      1.344          1.372           108,963
                                                       2004      1.238          1.344           114,276
                                                       2003      0.960          1.238            88,029
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.602          1.882           767,614
                                                       2005      1.439          1.602           810,358
                                                       2004      1.299          1.439           821,906
                                                       2003      0.984          1.299           579,425
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.596          1.717         2,486,964
                                                       2005      1.408          1.596         2,678,858
                                                       2004      1.282          1.408         2,649,329
                                                       2003      0.960          1.282         1,571,576
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.396          1.569         2,413,076
                                                       2005      1.352          1.396         3,051,032
                                                       2004      1.255          1.352         3,175,477
                                                       2003      0.971          1.255         2,119,583
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           152,076
                                                       2004      1.314          1.685           154,464
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           240,849
                                                       2004      1.073          1.196           236,985
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           210,512
                                                       2004      1.066          1.194           203,476
                                                       2003      1.000          1.066               240

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.028          1.186            81,467
                                                       2005      0.984          1.028            20,402

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.443          1.530           385,685
                                                       2005      1.411          1.443           380,206
                                                       2004      1.297          1.411           385,792
                                                       2003      0.968          1.297           328,001
                                                       2002      1.000          0.968                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           685,220
                                                       2004      1.214          1.334           650,674
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.176          2.720           141,038
                                                       2005      1.750          2.176           148,890
                                                       2004      1.438          1.750           111,684
                                                       2003      1.000          1.438            44,071

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.586          1.880           616,998
                                                       2005      1.475          1.586           606,826
                                                       2004      1.275          1.475           576,751
                                                       2003      0.988          1.275           252,135
                                                       2002      1.000          0.988                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514            80,525
                                                       2004      1.259          1.425            25,772
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.661          1.837            57,234
                                                       2005      1.519          1.661            74,724
                                                       2004      1.292          1.519            74,724
                                                       2003      0.983          1.292            61,684
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           208,887
                                                       2004      1.326          1.487           243,815
                                                       2003      1.000          1.326            85,338

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.140          1.312            17,582
                                                       2005      1.170          1.140            33,405
                                                       2004      1.160          1.170            24,985
                                                       2003      0.963          1.160            20,788
                                                       2002      1.000          0.963                --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.310          1.372           164,233
                                                       2005      1.262          1.310           170,251
                                                       2004      1.258          1.262           170,523
                                                       2003      0.960          1.258           127,274
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.559          1.717            59,358
                                                       2005      1.523          1.559            61,604
                                                       2004      1.350          1.523            66,918
                                                       2003      0.974          1.350            66,935
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.397          1.611           120,568
                                                       2005      1.376          1.397           199,161
                                                       2004      1.302          1.376           206,538
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.386          1.599           166,778
                                                       2005      1.333          1.386           192,594
                                                       2004      1.238          1.333           201,989
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.620          1.783            64,859
                                                       2005      1.583          1.620           138,098
                                                       2004      1.409          1.583           194,919
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)............  2006      1.283          1.437           441,213
                                                       2005      1.260          1.283           603,538
                                                       2004      1.187          1.260           569,244
                                                       2003      0.977          1.187           501,351
                                                       2002      1.000          0.977                --

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)............................................  2006      1.148          1.181           127,382
                                                       2005      1.147          1.148           358,071
                                                       2004      1.101          1.147           358,207
                                                       2003      1.010          1.101           256,584
                                                       2002      1.000          1.010                --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.319          1.481            80,310
                                                       2005      1.296          1.319            94,634
                                                       2004      1.205          1.296            86,299
                                                       2003      0.967          1.205            65,914
                                                       2002      1.000          0.967                --

  LMPVPII Fundamental Value Subaccount (12/99).......  2006      1.410          1.608           549,366
                                                       2005      1.379          1.410           774,686
                                                       2004      1.306          1.379           802,112
                                                       2003      0.965          1.306           799,789
                                                       2002      1.000          0.965                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.982          0.998           235,963
                                                       2005      0.983          0.982           272,087
                                                       2004      0.996          0.983           302,874
                                                       2003      1.000          0.996            47,603

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (11/99)......  2006      1.459          1.549           493,160
                                                       2005      1.339          1.459           729,215
                                                       2004      1.248          1.339           755,310
                                                       2003      0.951          1.248           826,554
                                                       2002      1.000          0.951                --

  LMPVPIII High Income Subaccount (11/99)............  2006      1.352          1.465           387,108
                                                       2005      1.351          1.352           595,783
                                                       2004      1.253          1.351           594,031
                                                       2003      1.007          1.253           579,482
                                                       2002      1.000          1.007                --

  LMPVPIII Large Cap Growth Subaccount (11/99).......  2006      1.370          1.398           270,336
                                                       2005      1.334          1.370           414,951
                                                       2004      1.362          1.334           450,163
                                                       2003      0.946          1.362           394,331
                                                       2002      1.000          0.946                --

  LMPVPIII Mid Cap Core Subaccount (11/99)...........  2006      1.408          1.578           242,827
                                                       2005      1.332          1.408           309,128
                                                       2004      1.236          1.332           382,768
                                                       2003      0.976          1.236           311,907
                                                       2002      1.000          0.976                --

  LMPVPIII Money Market Subaccount (11/99)...........  2006      0.969          0.990            66,380
                                                       2005      0.966          0.969           404,247
                                                       2004      0.982          0.966           451,070
                                                       2003      0.999          0.982           611,970
                                                       2002      1.000          0.999                --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.328          1.473         2,370,104
                                                       2005      1.293          1.328         3,298,723
                                                       2004      1.243          1.293         3,172,663
                                                       2003      0.969          1.243         1,911,734
                                                       2002      1.000          0.969                --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.215          1.310         1,424,589
                                                       2005      1.194          1.215         2,241,267
                                                       2004      1.165          1.194         2,807,996
                                                       2003      0.979          1.165         1,583,911
                                                       2002      1.000          0.979                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.382          1.554           129,518
                                                       2005      1.329          1.382           403,854
                                                       2004      1.235          1.329           105,353
                                                       2003      0.962          1.235            57,917
                                                       2002      1.000          0.962                --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.274          1.396           254,913
                                                       2005      1.261          1.274           285,715
                                                       2004      1.210          1.261           190,222
                                                       2003      0.961          1.210            95,903
                                                       2002      1.000          0.961                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.369          1.566           431,779
                                                       2005      1.358          1.369           547,969
                                                       2004      1.236          1.358           590,460
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.599          1.751           451,481
                                                       2005      1.514          1.599           554,292
                                                       2004      1.251          1.514           527,627
                                                       2003      1.000          1.251           204,552

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.506          1.586            60,552

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.264          1.339            43,013

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.737          1.903           152,141

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.567          1.597            62,572

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.070           967,168

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.428          1.403            21,137

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.274          1.257            42,794

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.248          1.371           103,063

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213           172,182

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.434          1.533            70,779

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.109          1.142            95,308

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023           666,001

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.539          1.494            32,432

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.052          1.086           844,477

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.307          1.336            39,617

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.405          1.433           304,154

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053           134,994

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.261          1.340           830,941

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045           476,534

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063             5,309

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.102          1.083           351,341
                                                       2005      1.106          1.102           625,434
                                                       2004      1.041          1.106           602,161
                                                       2003      1.000          1.041           397,814

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.061          1.075         1,812,990
                                                       2005      1.061          1.061         2,382,012
                                                       2004      1.037          1.061         2,364,335
                                                       2003      1.012          1.037         1,779,865
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345            89,524
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           283,797
                                                       2004      1.226          1.315           312,955
                                                       2003      0.958          1.226           228,153
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.170                --
                                                       2005      1.044          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.017          1.082             6,250

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.044                --
                                                       2005      1.010          1.027                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.065          1.052                --
                                                       2005      1.077          1.065           933,401
                                                       2004      1.073          1.077           953,896
                                                       2003      1.014          1.073           888,204
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           117,889
                                                       2004      1.150          1.301           126,310
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.458          1.539                --
                                                       2005      1.450          1.458            34,070
                                                       2004      1.302          1.450            15,948
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,484,978
                                                       2004      1.121          1.219         1,534,701
                                                       2003      0.986          1.121         1,669,877
                                                       2002      1.000          0.986                --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.158          1.248                --
                                                       2005      1.114          1.158            31,530
                                                       2004      0.972          1.114             8,026

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           117,114
                                                       2004      1.256          1.419            68,612
                                                       2003      1.001          1.256            42,730
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           111,025
                                                       2004      1.208          1.310           109,780
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           128,571
                                                       2004      0.982          1.088            24,688

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.004          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.263          1.307                --
                                                       2005      1.200          1.263            14,916
                                                       2004      1.184          1.200            11,065
                                                       2003      0.966          1.184            12,206
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2006      1.311          1.316           126,265
                                                       2005      1.245          1.311           135,330
                                                       2004      1.192          1.245           143,021
                                                       2003      0.959          1.192           139,962
                                                       2002      1.000          0.959                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (11/99)..  2006      1.594          1.735           382,926
                                                       2005      1.397          1.594           390,681
                                                       2004      1.242          1.397           326,764
                                                       2003      0.991          1.242           213,718
                                                       2002      1.000          0.991                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.864          2.044           571,869
                                                       2005      1.618          1.864           558,275
                                                       2004      1.330          1.618           480,220
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

                         SEPARATE ACCOUNT CHARGES 2.50%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.102          1.148               --
                                                       2005      1.080          1.102               --
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.238          1.454               --
                                                       2005      1.112          1.238               --
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.230          1.322          143,380
                                                       2005      1.085          1.230           72,101
                                                       2004      1.000          1.085               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.098          1.234          145,480
                                                       2005      1.064          1.098           77,655
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201               --
                                                       2004      1.000          1.118               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.028          1.185               --
                                                       2005      0.984          1.028               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.108          1.175               --
                                                       2005      1.084          1.108               --
                                                       2004      1.000          1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185               --
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.567          1.957               --
                                                       2005      1.260          1.567               --
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.241          1.470               --
                                                       2005      1.155          1.241               --
                                                       2004      1.000          1.155               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188               --
                                                       2004      1.000          1.119               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.234          1.363               --
                                                       2005      1.129          1.234               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.988          1.137               --
                                                       2005      1.015          0.988               --
                                                       2004      1.000          1.015               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.063          1.113               --
                                                       2005      1.025          1.063               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.195          1.316               --
                                                       2005      1.168          1.195               --
                                                       2004      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)............  2006      1.074          1.202               --
                                                       2005      1.056          1.074               --
                                                       2004      1.000          1.056               --

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)............................................  2006      1.070          1.100               --
                                                       2005      1.069          1.070               --
                                                       2004      1.000          1.069               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

  LMPVPII Fundamental Value Subaccount (12/99).......  2006      1.080          1.231               --
                                                       2005      1.057          1.080               --
                                                       2004      1.000          1.057               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.995          1.011               --
                                                       2005      0.997          0.995               --
                                                       2004      1.000          0.997               --

  LMPVPIII Aggressive Growth Subaccount (11/99)......  2006      1.160          1.231               --
                                                       2005      1.065          1.160               --
                                                       2004      1.000          1.065               --

  LMPVPIII High Income Subaccount (11/99)............  2006      1.085          1.174           76,867
                                                       2005      1.084          1.085           39,525
                                                       2004      1.000          1.084               --

  LMPVPIII Large Cap Growth Subaccount (11/99).......  2006      1.015          1.036               --
                                                       2005      0.989          1.015               --
                                                       2004      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (11/99)...........  2006      1.155          1.294               --
                                                       2005      1.094          1.155               --
                                                       2004      1.000          1.094               --

  LMPVPIII Money Market Subaccount (11/99)...........  2006      0.995          1.016               --
                                                       2005      0.993          0.995               --
                                                       2004      1.000          0.993               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.065          1.181           13,082
                                                       2005      1.038          1.065            7,442
                                                       2004      1.000          1.038               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.048          1.129               --
                                                       2005      1.030          1.048               --
                                                       2004      1.000          1.030               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.107          1.244               --
                                                       2005      1.066          1.107               --
                                                       2004      1.000          1.066               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.042          1.141               --
                                                       2005      1.032          1.042               --
                                                       2004      1.000          1.032               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.106          1.266               --
                                                       2005      1.099          1.106               --
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.224          1.340            5,277
                                                       2005      1.160          1.224            1,955
                                                       2004      1.000          1.160               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.299          1.368               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.263          1.338               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.400          1.533               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.329          1.354               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.069               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.187          1.165               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.273          1.256               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.259          1.383               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.085          1.135               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.123          1.156               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.004          1.036               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.127          1.152               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.141          1.150               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.176          1.199               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.132          1.202               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.062          1.043               --
                                                       2005      1.067          1.062               --
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.043          1.056               --
                                                       2005      1.043          1.043               --
                                                       2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118               --
                                                       2004      1.000          1.054               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.111          1.141               --
                                                       2005      1.048          1.111               --
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.103          1.170               --
                                                       2005      1.044          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.125               --
                                                       2005      1.017          1.081               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.026          1.043               --
                                                       2005      1.010          1.026               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.016          1.004               --
                                                       2005      1.028          1.016               --
                                                       2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.099          1.132               --
                                                       2005      1.095          1.099               --
                                                       2004      1.000          1.095               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.169          1.259               --
                                                       2005      1.125          1.169               --
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115               --
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.092          1.136               --
                                                       2005      1.097          1.092               --
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.273               --
                                                       2005      1.000          1.109               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.263               --
                                                       2005      1.004          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.089          1.127               --
                                                       2005      1.036          1.089               --
                                                       2004      1.000          1.036               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2006      1.114          1.117               --
                                                       2005      1.058          1.114               --
                                                       2004      1.000          1.058               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (11/99)..  2006      1.261          1.373            5,142
                                                       2005      1.107          1.261            2,007
                                                       2004      1.000          1.107               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.411          1.547               --
                                                       2005      1.226          1.411               --
                                                       2004      1.000          1.226               --





                         SEPARATE ACCOUNT CHARGES 2.55%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.101          1.147               --
                                                       2005      1.080          1.101           20,275
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.237          1.452           13,901
                                                       2005      1.112          1.237               --
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.229          1.320          110,364
                                                       2005      1.085          1.229          111,863
                                                       2004      1.000          1.085              758

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.097          1.233           44,828
                                                       2005      1.064          1.097           20,129
                                                       2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344               --
                                                       2004      1.000          1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200            7,071
                                                       2004      1.000          1.118              740

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.027          1.184               --
                                                       2005      0.984          1.027               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.107          1.173              552
                                                       2005      1.084          1.107              554
                                                       2004      1.000          1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           12,050
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.240          1.468           98,345
                                                       2005      1.155          1.240          106,151
                                                       2004      1.000          1.155           63,377

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187           59,083
                                                       2004      1.000          1.118               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.233          1.362               --
                                                       2005      1.129          1.233               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           85,885
                                                       2004      1.000          1.125           64,090

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      0.987          1.135               --
                                                       2005      1.015          0.987               --
                                                       2004      1.000          1.015               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.062          1.112               --
                                                       2005      1.025          1.062               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.194          1.314               --
                                                       2005      1.168          1.194               --
                                                       2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.120          1.291               --
                                                       2005      1.078          1.120               --
                                                       2004      1.000          1.078               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)............  2006      1.073          1.201               --
                                                       2005      1.055          1.073               --
                                                       2004      1.000          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (11/99)............................................  2006      1.069          1.098               --
                                                       2005      1.069          1.069               --
                                                       2004      1.000          1.069               --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVPII Fundamental Value Subaccount (12/99).......  2006      1.079          1.229               --
                                                       2005      1.057          1.079               --
                                                       2004      1.000          1.057               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.995          1.009               --
                                                       2005      0.997          0.995               --
                                                       2004      1.000          0.997               --

  LMPVPIII Aggressive Growth Subaccount (11/99)......  2006      1.159          1.229               --
                                                       2005      1.065          1.159               --
                                                       2004      1.000          1.065               --

  LMPVPIII High Income Subaccount (11/99)............  2006      1.084          1.172               --
                                                       2005      1.083          1.084               --
                                                       2004      1.000          1.083               --

  LMPVPIII Large Cap Growth Subaccount (11/99).......  2006      1.014          1.034               --
                                                       2005      0.989          1.014               --
                                                       2004      1.000          0.989               --

  LMPVPIII Mid Cap Core Subaccount (11/99)...........  2006      1.154          1.292               --
                                                       2005      1.093          1.154               --
                                                       2004      1.000          1.093               --

  LMPVPIII Money Market Subaccount (11/99)...........  2006      0.995          1.014               --
                                                       2005      0.992          0.995               --
                                                       2004      1.000          0.992               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.065          1.179          103,493
                                                       2005      1.038          1.065          101,872
                                                       2004      1.000          1.038               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.047          1.128               --
                                                       2005      1.030          1.047               --
                                                       2004      1.000          1.030               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.107          1.243               --
                                                       2005      1.065          1.107               --
                                                       2004      1.000          1.065               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.041          1.140               --
                                                       2005      1.032          1.041               --
                                                       2004      1.000          1.032               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.106          1.264               --
                                                       2005      1.098          1.106            7,639
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.223          1.338           76,096
                                                       2005      1.159          1.223           77,371
                                                       2004      1.000          1.159           63,332

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.298          1.366           64,367

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.263          1.337               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.398          1.531               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.328          1.353               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.069           43,746

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.185          1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.272          1.255               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.258          1.381           57,453

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.212               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.122          1.155               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.022          116,093

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.003          1.034               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.126          1.150               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.140          1.148               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.174          1.197               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053          224,275

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.131          1.201           48,342

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.044           36,993

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.061          1.042           69,629
                                                       2005      1.066          1.061           64,499
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.042          1.055              288
                                                       2005      1.043          1.042              261
                                                       2004      1.000          1.043              249

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.243          1.422           12,587
                                                       2005      1.192          1.243           16,915
                                                       2004      1.000          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121               --
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.103          1.169               --
                                                       2005      1.044          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.017          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.026          1.043               --
                                                       2005      1.010          1.026               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.016          1.003               --
                                                       2005      1.028          1.016               --
                                                       2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.099          1.131               --
                                                       2005      1.095          1.099           82,443
                                                       2004      1.000          1.095              983

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS Value Subaccount (5/04)..............  2006      1.168          1.258               --
                                                       2005      1.125          1.168               --
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114               --
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091               --
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.004          1.104               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.088          1.126               --
                                                       2005      1.035          1.088               --
                                                       2004      1.000          1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2006      1.113          1.116               --
                                                       2005      1.058          1.113               --
                                                       2004      1.000          1.058               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (11/99)..  2006      1.260          1.371               --
                                                       2005      1.106          1.260               --
                                                       2004      1.000          1.106               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.410          1.546           26,678
                                                       2005      1.226          1.410           46,585
                                                       2004      1.000          1.226           19,636

                         SEPARATE ACCOUNT CHARGES 2.60%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.234          1.286               --
                                                       2005      1.211          1.234               --
                                                       2004      1.118          1.211               --
                                                       2003      1.000          1.118               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.288          1.247               --
                                                       2005      1.151          1.288               --
                                                       2004      1.091          1.151               --
                                                       2003      1.000          1.091               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.457          1.709          141,805
                                                       2005      1.310          1.457          130,824
                                                       2004      1.185          1.310          132,455
                                                       2003      1.000          1.185           14,783

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2006      1.423          1.528          255,519
                                                       2005      1.257          1.423          231,114
                                                       2004      1.147          1.257          252,460
                                                       2003      1.000          1.147           52,996

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2006      1.269          1.425          289,320
                                                       2005      1.231          1.269          263,272
                                                       2004      1.144          1.231          284,717
                                                       2003      1.000          1.144           90,555

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.532          1.511               --
                                                       2005      1.330          1.532               --
                                                       2004      1.142          1.330               --
                                                       2003      1.000          1.142               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.525          1.971               --
                                                       2005      1.460          1.525               --
                                                       2004      1.141          1.460               --
                                                       2003      1.000          1.141               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.389               --
                                                       2005      1.194          1.282            8,434
                                                       2004      1.073          1.194               --
                                                       2003      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.279          1.421               --
                                                       2005      1.192          1.279               --
                                                       2004      1.066          1.192               --
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.027          1.183               --
                                                       2005      0.984          1.027               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.320          1.398            4,453
                                                       2005      1.293          1.320            4,453
                                                       2004      1.190          1.293            4,453
                                                       2003      1.000          1.190            4,453

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.318          1.521               --
                                                       2005      1.224          1.318           52,376
                                                       2004      1.115          1.224           45,881
                                                       2003      1.000          1.115           24,126

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.902          2.373               --
                                                       2005      1.531          1.902               --
                                                       2004      1.260          1.531               --
                                                       2003      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.454          1.721           18,999
                                                       2005      1.355          1.454           19,080
                                                       2004      1.173          1.355           18,261
                                                       2003      1.000          1.173           13,468

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.390          1.649               --
                                                       2005      1.310          1.390           13,531
                                                       2004      1.159          1.310            1,520
                                                       2003      1.000          1.159               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2006      1.460          1.612               --
                                                       2005      1.337          1.460               --
                                                       2004      1.139          1.337               --
                                                       2003      1.000          1.139               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.328          1.477               --
                                                       2005      1.310          1.328               --
                                                       2004      1.171          1.310               --
                                                       2003      1.000          1.171               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)..........  2006      1.077          1.237            5,373
                                                       2005      1.107          1.077            5,957
                                                       2004      1.099          1.107            2,540
                                                       2003      1.000          1.099               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2006      1.193          1.248               --
                                                       2005      1.152          1.193               --
                                                       2004      1.149          1.152               --
                                                       2003      1.000          1.149               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01).............................................  2006      1.419          1.560            3,347
                                                       2005      1.388          1.419            3,347
                                                       2004      1.232          1.388            3,347
                                                       2003      1.000          1.232            3,347

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2006      1.249          1.438            5,310
                                                       2005      1.232          1.249           39,766
                                                       2004      1.168          1.232           39,766
                                                       2003      1.000          1.168               --

  LMPVPI Investors Subaccount (Class I) (11/99)......  2006      1.278          1.472            2,060
                                                       2005      1.231          1.278            2,063
                                                       2004      1.145          1.231            1,563
                                                       2003      1.000          1.145               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2006      1.415          1.554           12,808
                                                       2005      1.384          1.415           12,808
                                                       2004      1.234          1.384           12,808
                                                       2003      1.000          1.234           12,808

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)............  2006      1.203          1.346           17,066
                                                       2005      1.184          1.203           17,151
                                                       2004      1.117          1.184           17,157
                                                       2003      1.000          1.117           16,356

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (11/99)............................................  2006      1.097          1.126           19,843
                                                       2005      1.097          1.097           20,117
                                                       2004      1.055          1.097           17,356
                                                       2003      1.000          1.055            6,423

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)............................................  2006      1.230          1.380           47,338
                                                       2005      1.211          1.230           47,715
                                                       2004      1.127          1.211           61,266
                                                       2003      1.000          1.127           19,639

  LMPVPII Fundamental Value Subaccount (12/99).......  2006      1.256          1.429           98,450
                                                       2005      1.230          1.256           95,760
                                                       2004      1.166          1.230           97,447
                                                       2003      1.000          1.166           52,593

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.979          0.993           37,291
                                                       2005      0.982          0.979           41,195
                                                       2004      0.996          0.982           63,731
                                                       2003      1.000          0.996           29,937

  LMPVPIII Aggressive Growth Subaccount (11/99)......  2006      1.321          1.400           84,806
                                                       2005      1.214          1.321           81,514
                                                       2004      1.134          1.214           81,543
                                                       2003      1.000          1.134           71,394

  LMPVPIII High Income Subaccount (11/99)............  2006      1.183          1.279           64,537
                                                       2005      1.183          1.183           66,558
                                                       2004      1.099          1.183           67,955
                                                       2003      1.000          1.099            2,317

  LMPVPIII Large Cap Growth Subaccount (11/99).......  2006      1.169          1.192           24,707
                                                       2005      1.140          1.169           24,714
                                                       2004      1.166          1.140           24,720
                                                       2003      1.000          1.166           24,722

  LMPVPIII Mid Cap Core Subaccount (11/99)...........  2006      1.313          1.468               --
                                                       2005      1.244          1.313               --
                                                       2004      1.156          1.244               --
                                                       2003      1.000          1.156               --

  LMPVPIII Money Market Subaccount (11/99)...........  2006      0.977          0.996               --
                                                       2005      0.975          0.977               --
                                                       2004      0.992          0.975               --
                                                       2003      1.000          0.992               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02)...........................  2006      1.200          1.329          472,044
                                                       2005      1.170          1.200          514,269
                                                       2004      1.126          1.170          515,656
                                                       2003      1.000          1.126          148,388

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (10/02).......................  2006      1.130          1.216          454,389
                                                       2005      1.112          1.130          674,818
                                                       2004      1.087          1.112          462,376
                                                       2003      1.000          1.087           83,053

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).......................  2006      1.269          1.424           55,856
                                                       2005      1.222          1.269           58,926
                                                       2004      1.138          1.222           58,675
                                                       2003      1.000          1.138           24,738

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2006      1.175          1.286           23,033
                                                       2005      1.165          1.175           23,449
                                                       2004      1.120          1.165           19,488
                                                       2003      1.000          1.120               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.257          1.436           59,803
                                                       2005      1.249          1.257           60,169
                                                       2004      1.138          1.249           56,426
                                                       2003      1.000          1.138           34,762

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.470          1.608           21,655
                                                       2005      1.394          1.470           21,655
                                                       2004      1.153          1.394           14,386
                                                       2003      1.000          1.153           14,386

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.419          1.492               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.262          1.336               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.593          1.744               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.511          1.539               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.069           73,140

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.324          1.299              785

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.272          1.254            1,778

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.244          1.365               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.212               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.330          1.421            3,409

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.084          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.105          1.137               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.022              958

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.330          1.290               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2006      1.004          1.035               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2006      1.239          1.265               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.266          1.274               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.290          1.314           16,135

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.052            3,143

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.207          1.281          165,048

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.044           32,218

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.102          1.081           24,778
                                                       2005      1.107          1.102           24,778
                                                       2004      1.044          1.107           24,778
                                                       2003      1.000          1.044            8,388

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.043          1.055           66,609
                                                       2005      1.045          1.043           72,764
                                                       2004      1.022          1.045           72,778
                                                       2003      1.000          1.022           18,097

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.458          1.814               --
                                                       2005      1.334          1.458               --
                                                       2004      1.178          1.334               --
                                                       2003      1.000          1.178               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2006      1.582          1.809            4,533
                                                       2005      1.517          1.582            4,533
                                                       2004      1.234          1.517            4,533
                                                       2003      1.000          1.234            4,533

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.247          1.324               --
                                                       2005      1.177          1.247              788
                                                       2004      1.134          1.177              790
                                                       2003      1.000          1.134              791

  Travelers Equity Income Subaccount (11/99).........  2006      1.232          1.290               --
                                                       2005      1.210          1.232           17,027
                                                       2004      1.130          1.210           12,164
                                                       2003      1.000          1.130            3,725

  Travelers Large Cap Subaccount (11/99).............  2006      1.232          1.266               --
                                                       2005      1.164          1.232               --
                                                       2004      1.121          1.164               --
                                                       2003      1.000          1.121               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.103          1.169               --
                                                       2005      1.044          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.014          1.015               --
                                                       2005      1.000          1.014               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.048          1.082               --
                                                       2005      1.000          1.048               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.017          1.081            3,105

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.026          1.042               --
                                                       2005      1.010          1.026               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.017          1.004               --
                                                       2005      1.029          1.017               --
                                                       2004      1.027          1.029               --
                                                       2003      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.341          1.419               --
                                                       2005      1.228          1.341               --
                                                       2004      1.087          1.228               --
                                                       2003      1.000          1.087               --

  Travelers MFS Mid Cap Growth Subaccount (6/02).....  2006      1.261          1.330               --
                                                       2005      1.256          1.261               --
                                                       2004      1.130          1.256               --
                                                       2003      1.000          1.130               --

  Travelers MFS Total Return Subaccount (11/99)......  2006      1.173          1.207               --
                                                       2005      1.169          1.173          165,059
                                                       2004      1.076          1.169          154,091
                                                       2003      1.000          1.076           92,014

  Travelers MFS Value Subaccount (5/04)..............  2006      1.155          1.244               --
                                                       2005      1.113          1.155               --
                                                       2004      0.972          1.113               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.392          1.593               --
                                                       2005      1.304          1.392               --
                                                       2004      1.156          1.304               --
                                                       2003      1.000          1.156               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.258          1.330               --
                                                       2005      1.218          1.258            3,779
                                                       2004      1.125          1.218               --
                                                       2003      1.000          1.125               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.084               --
                                                       2005      1.000          1.034               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.105               --
                                                       2005      1.087          1.098               --
                                                       2004      0.982          1.087               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.190          1.238               --
                                                       2005      1.197          1.190               --
                                                       2004      1.114          1.197            6,418
                                                       2003      1.000          1.114            3,281

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.108          1.272               --
                                                       2005      1.000          1.108            1,971

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.262               --
                                                       2005      1.004          1.104               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.197          1.239               --
                                                       2005      1.140          1.197               --
                                                       2004      1.126          1.140               --
                                                       2003      1.000          1.126               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2006      1.221          1.224           14,111
                                                       2005      1.161          1.221           14,111
                                                       2004      1.113          1.161           14,111
                                                       2003      1.000          1.113           14,111

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (11/99)..  2006      1.457          1.584           47,427
                                                       2005      1.280          1.457           49,768
                                                       2004      1.139          1.280           53,535
                                                       2003      1.000          1.139           23,369

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2006      1.670          1.829            1,214
                                                       2005      1.452          1.670              776
                                                       2004      1.195          1.452               --
                                                       2003      1.000          1.195               --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

             PIONEER ANNUISTAR FLEX CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.144          1.190               --
                                                       2005      1.075          1.144               --
                                                       2004      1.032          1.075               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.221          1.328               --
                                                       2005      1.161          1.221               --
                                                       2004      1.043          1.161               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.139          1.308               --
                                                       2005      1.124          1.139               --
                                                       2004      1.033          1.124               --
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.463          1.558            8,788
                                                       2005      1.424          1.463            8,791
                                                       2004      1.303          1.424            8,794
                                                       2003      0.969          1.303           12,822
                                                       2002      1.000          0.969               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.608          1.914           31,820
                                                       2005      1.489          1.608           31,827
                                                       2004      1.281          1.489           29,138
                                                       2003      0.989          1.281           42,256
                                                       2002      1.000          0.989               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.066          1.232               --
                                                       2005      1.026          1.066               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.114          1.226               --
                                                       2005      1.104          1.114               --
                                                       2004      1.038          1.104               --
                                                       2003      1.028          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.211          1.314               --
                                                       2005      1.126          1.211               --
                                                       2004      1.056          1.126               --
                                                       2003      1.036          1.056               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.005               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.993          1.013               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.049               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.130          1.180               --
                                                       2005      1.100          1.130               --
                                                       2004      1.052          1.100               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.407          1.530               --
                                                       2005      1.259          1.407               --
                                                       2004      1.080          1.259               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.010          1.021               --
                                                       2005      1.012          1.010               --
                                                       2004      1.002          1.012               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.990          1.109               --
                                                       2005      0.998          0.990               --
                                                       2004      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.077          1.141               --
                                                       2005      1.059          1.077               --
                                                       2004      1.033          1.059               --
                                                       2003      1.000          1.033               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.098          1.261               --
                                                       2005      0.990          1.098               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.765          2.345               --
                                                       2005      1.309          1.765               --
                                                       2004      1.125          1.309               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.251          1.498               --
                                                       2005      1.210          1.251               --
                                                       2004      1.064          1.210               --
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.999          1.168               --
                                                       2005      1.000          0.999               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.340          1.695               --
                                                       2005      1.268          1.340               --
                                                       2004      1.094          1.268               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.189          1.356               --
                                                       2005      1.145          1.189               --
                                                       2004      1.053          1.145               --
                                                       2003      1.035          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.044          1.146               --
                                                       2005      1.011          1.044               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.086          1.160               --
                                                       2005      1.073          1.086               --
                                                       2004      1.029          1.073               --
                                                       2003      1.000          1.029               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.079          1.145               --
                                                       2005      1.082          1.079               --
                                                       2004      1.025          1.082               --
                                                       2003      1.021          1.025               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.085          1.217               --
                                                       2005      1.057          1.085               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.069          1.181               --
                                                       2005      1.035          1.069               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.048          1.137               --
                                                       2005      1.000          1.048               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.432          1.721               --
                                                       2005      1.268          1.432               --
                                                       2004      1.093          1.268               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.324          1.457               --
                                                       2005      1.255          1.324               --
                                                       2004      1.051          1.255               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.157          1.166               --
                                                       2005      1.092          1.157               --
                                                       2004      1.039          1.092               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.560          2.087               --
                                                       2005      1.385          1.560               --
                                                       2004      1.044          1.385               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.097          1.159               --
                                                       2005      1.070          1.097               --
                                                       2004      1.041          1.070               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.359          1.521               --
                                                       2005      1.248          1.359               --
                                                       2004      1.062          1.248               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.148          1.217               --
                                                       2005      1.152          1.148               --
                                                       2004      1.038          1.152               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.108          1.154               --
                                                       2005      1.103          1.108               --
                                                       2004      1.024          1.103               --
                                                       2003      1.000          1.024               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.189          1.341               --
                                                       2005      1.159          1.189               --
                                                       2004      1.061          1.159               --
                                                       2003      1.000          1.061               --





                         SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.143          1.188               --
                                                       2005      1.075          1.143               --
                                                       2004      1.032          1.075               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.220          1.326               --
                                                       2005      1.161          1.220               --
                                                       2004      1.043          1.161               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.138          1.306               --
                                                       2005      1.123          1.138           57,642
                                                       2004      1.033          1.123           48,287
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.292          1.376          174,864
                                                       2005      1.259          1.292          125,936
                                                       2004      1.153          1.259          171,589
                                                       2003      0.857          1.153          155,747
                                                       2002      1.227          0.857          175,953
                                                       2001      1.000          1.227            1,300

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.469          1.747          742,987
                                                       2005      1.361          1.469          810,097
                                                       2004      1.172          1.361          886,919
                                                       2003      0.904          1.172          503,783
                                                       2002      1.134          0.904          319,815
                                                       2001      1.000          1.134           47,591

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.066          1.231               --
                                                       2005      1.026          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.113          1.224            8,222
                                                       2005      1.103          1.113               --
                                                       2004      1.038          1.103               --
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.209          1.312               --
                                                       2005      1.126          1.209               --
                                                       2004      1.056          1.126               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.005               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.987          1.006          511,478

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.049           12,714

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.980          0.987               --
                                                       2005      0.972          0.980          120,340
                                                       2004      0.982          0.972          320,499
                                                       2003      0.995          0.982          486,707
                                                       2002      0.999          0.995          187,176

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.129          1.178               --
                                                       2005      1.099          1.129           39,466
                                                       2004      1.052          1.099           33,071
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.406          1.528               --
                                                       2005      1.258          1.406           62,943
                                                       2004      1.080          1.258           53,097
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.009          1.019               --
                                                       2005      1.012          1.009               --
                                                       2004      1.002          1.012               --
                                                       2003      1.000          1.002               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.989          1.108               --
                                                       2005      0.998          0.989               --
                                                       2004      1.000          0.998               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.075          1.139               --
                                                       2005      1.058          1.075               --
                                                       2004      1.033          1.058               --
                                                       2003      1.000          1.033               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.097          1.260               --
                                                       2005      0.990          1.097               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.764          2.341               --
                                                       2005      1.308          1.764               --
                                                       2004      1.125          1.308               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.250          1.496            8,194
                                                       2005      1.209          1.250           62,234
                                                       2004      1.064          1.209           52,241
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.999          1.167               --
                                                       2005      1.000          0.999               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.338          1.693               --
                                                       2005      1.267          1.338               --
                                                       2004      1.094          1.267               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.188          1.354           88,846
                                                       2005      1.144          1.188           67,134
                                                       2004      1.053          1.144           69,628
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.044          1.145               --
                                                       2005      1.011          1.044               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.085          1.158               --
                                                       2005      1.073          1.085               --
                                                       2004      1.029          1.073               --
                                                       2003      1.000          1.029               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.078          1.143           80,812
                                                       2005      1.082          1.078          155,881
                                                       2004      1.024          1.082           94,940
                                                       2003      1.000          1.024               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.085          1.216               --
                                                       2005      1.057          1.085               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.069          1.180          154,095
                                                       2005      1.035          1.069               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.048          1.136           11,667
                                                       2005      1.000          1.048               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.431          1.718               --
                                                       2005      1.268          1.431               --
                                                       2004      1.093          1.268               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.323          1.455           42,170
                                                       2005      1.254          1.323           32,483
                                                       2004      1.051          1.254           33,692
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.156          1.165           12,148
                                                       2005      1.091          1.156          112,288
                                                       2004      1.039          1.091           94,165

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.558          2.084               --
                                                       2005      1.385          1.558               --
                                                       2004      1.044          1.385               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.096          1.158               --
                                                       2005      1.069          1.096               --
                                                       2004      1.041          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.358          1.518           20,533
                                                       2005      1.247          1.358           89,336
                                                       2004      1.062          1.247           16,661
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.147          1.216               --
                                                       2005      1.152          1.147               --
                                                       2004      1.038          1.152               --
                                                       2003      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.107          1.152          203,880
                                                       2005      1.103          1.107           76,461
                                                       2004      1.024          1.103           66,703
                                                       2003      1.000          1.024               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.188          1.339           92,637
                                                       2005      1.158          1.188           92,637
                                                       2004      1.061          1.158           92,637
                                                       2003      1.000          1.061               --





                         SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.142          1.186          161,608
                                                       2005      1.074          1.142               --
                                                       2004      1.032          1.074               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.219          1.324               --
                                                       2005      1.160          1.219               --
                                                       2004      1.043          1.160               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.137          1.304            3,307
                                                       2005      1.122          1.137               --
                                                       2004      1.033          1.122               --
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.336          1.422          122,413
                                                       2005      1.302          1.336           95,391
                                                       2004      1.192          1.302           73,991
                                                       2003      1.000          1.192           72,821

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.472          1.750           87,893
                                                       2005      1.364          1.472           60,925
                                                       2004      1.175          1.364               --
                                                       2003      1.000          1.175               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.065          1.230           49,635
                                                       2005      1.026          1.065               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.112          1.222               --
                                                       2005      1.103          1.112               --
                                                       2004      1.038          1.103               --
                                                       2003      1.028          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.208          1.310               --
                                                       2005      1.125          1.208               --
                                                       2004      1.056          1.125               --
                                                       2003      1.036          1.056               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.005          122,398

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.998          1.017               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.048           19,763

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.128          1.177               --
                                                       2005      1.098          1.128               --
                                                       2004      1.052          1.098               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.404          1.526               --
                                                       2005      1.257          1.404               --
                                                       2004      1.080          1.257               --
                                                       2003      1.000          1.080               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.008          1.018            9,170
                                                       2005      1.011          1.008            6,366
                                                       2004      1.002          1.011               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.988          1.106               --
                                                       2005      0.997          0.988               --
                                                       2004      1.000          0.997               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.074          1.137               --
                                                       2005      1.058          1.074               --
                                                       2004      1.033          1.058               --
                                                       2003      1.000          1.033               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.097          1.258           67,551
                                                       2005      0.990          1.097           64,769

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.762          2.338           11,870
                                                       2005      1.307          1.762            2,877
                                                       2004      1.125          1.307               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.249          1.493           15,147
                                                       2005      1.208          1.249            7,324
                                                       2004      1.064          1.208               --
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.998          1.166               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.337          1.690               --
                                                       2005      1.266          1.337               --
                                                       2004      1.094          1.266               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.186          1.352               --
                                                       2005      1.144          1.186               --
                                                       2004      1.053          1.144               --
                                                       2003      1.035          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.043          1.144               --
                                                       2005      1.011          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.083          1.157               --
                                                       2005      1.072          1.083               --
                                                       2004      1.029          1.072               --
                                                       2003      1.000          1.029               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.077          1.141               --
                                                       2005      1.081          1.077               --
                                                       2004      1.024          1.081               --
                                                       2003      1.021          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.084          1.215           41,788
                                                       2005      1.057          1.084           11,721

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.069          1.179          143,169
                                                       2005      1.035          1.069           61,888

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.048          1.135          179,873
                                                       2005      1.000          1.048           56,479

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.429          1.716           15,705
                                                       2005      1.267          1.429               --
                                                       2004      1.093          1.267               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.321          1.453            6,255
                                                       2005      1.254          1.321           41,713
                                                       2004      1.051          1.254               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.155          1.163           25,221
                                                       2005      1.091          1.155           24,857
                                                       2004      1.039          1.091               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.557          2.080               --
                                                       2005      1.384          1.557               --
                                                       2004      1.044          1.384               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.095          1.156            7,884
                                                       2005      1.069          1.095            7,875
                                                       2004      1.041          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.356          1.516           17,880
                                                       2005      1.247          1.356               --
                                                       2004      1.062          1.247               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.146          1.214               --
                                                       2005      1.151          1.146               --
                                                       2004      1.038          1.151               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.106          1.151            5,935
                                                       2005      1.102          1.106            5,816
                                                       2004      1.024          1.102               --
                                                       2003      1.000          1.024               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.187          1.337           13,932
                                                       2005      1.158          1.187               --
                                                       2004      1.061          1.158               --
                                                       2003      1.000          1.061               --





                         SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.140          1.182               --
                                                       2005      1.073          1.140               --
                                                       2004      1.031          1.073               --
                                                       2003      1.000          1.031               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.216          1.320               --
                                                       2005      1.159          1.216               --
                                                       2004      1.043          1.159               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.134          1.300               --
                                                       2005      1.121          1.134               --
                                                       2004      1.032          1.121               --
                                                       2003      1.000          1.032               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.332          1.417            8,085
                                                       2005      1.300          1.332            8,089
                                                       2004      1.192          1.300            4,958
                                                       2003      1.000          1.192               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.468          1.745          126,622
                                                       2005      1.362          1.468          125,688
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.065          1.228               --
                                                       2005      1.026          1.065               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.110          1.219               --
                                                       2005      1.102          1.110               --
                                                       2004      1.038          1.102               --
                                                       2003      1.028          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.206          1.306               --
                                                       2005      1.124          1.206               --
                                                       2004      1.056          1.124               --
                                                       2003      1.035          1.056               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.004               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.995          1.014               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.047               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.989          0.995               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.126          1.174               --
                                                       2005      1.097          1.126               --
                                                       2004      1.052          1.097               --
                                                       2003      1.000          1.052               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.402          1.523               --
                                                       2005      1.256          1.402               --
                                                       2004      1.080          1.256               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.005          1.015               --
                                                       2005      1.010          1.005               --
                                                       2004      1.002          1.010               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.986          1.103               --
                                                       2005      0.996          0.986               --
                                                       2004      1.000          0.996               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.072          1.134               --
                                                       2005      1.057          1.072               --
                                                       2004      1.033          1.057               --
                                                       2003      1.000          1.033               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.096          1.256               --
                                                       2005      0.990          1.096               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.758          2.331               --
                                                       2005      1.306          1.758               --
                                                       2004      1.125          1.306               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.246          1.489               --
                                                       2005      1.207          1.246               --
                                                       2004      1.063          1.207               --
                                                       2003      1.000          1.063               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.998          1.164               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.334          1.685               --
                                                       2005      1.265          1.334               --
                                                       2004      1.094          1.265               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.184          1.348               --
                                                       2005      1.142          1.184               --
                                                       2004      1.053          1.142               --
                                                       2003      1.035          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.042          1.142               --
                                                       2005      1.011          1.042               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.081          1.153               --
                                                       2005      1.071          1.081               --
                                                       2004      1.029          1.071               --
                                                       2003      1.000          1.029               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.074          1.138               --
                                                       2005      1.080          1.074               --
                                                       2004      1.024          1.080               --
                                                       2003      1.021          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.084          1.213               --
                                                       2005      1.056          1.084               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.068          1.177               --
                                                       2005      1.035          1.068               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.047          1.133               --
                                                       2005      1.000          1.047               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.426          1.711               --
                                                       2005      1.266          1.426               --
                                                       2004      1.092          1.266               --
                                                       2003      1.000          1.092               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.319          1.448               --
                                                       2005      1.252          1.319               --
                                                       2004      1.051          1.252               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.153          1.160               --
                                                       2005      1.090          1.153               --
                                                       2004      1.039          1.090               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.553          2.074               --
                                                       2005      1.382          1.553               --
                                                       2004      1.044          1.382               --
                                                       2003      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.093          1.153               --
                                                       2005      1.068          1.093               --
                                                       2004      1.041          1.068               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.353          1.511               --
                                                       2005      1.245          1.353               --
                                                       2004      1.062          1.245               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.143          1.211               --
                                                       2005      1.150          1.143               --
                                                       2004      1.038          1.150               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.104          1.147               --
                                                       2005      1.101          1.104               --
                                                       2004      1.023          1.101               --
                                                       2003      1.000          1.023               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.184          1.333               --
                                                       2005      1.157          1.184               --
                                                       2004      1.061          1.157               --
                                                       2003      1.000          1.061               --





                         SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.138          1.181           137,064
                                                       2005      1.072          1.138           128,174
                                                       2004      1.031          1.072           102,047
                                                       2003      1.000          1.031                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.215          1.318           213,188
                                                       2005      1.158          1.215           210,076
                                                       2004      1.043          1.158           197,449
                                                       2003      1.000          1.043                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.133          1.298           210,622
                                                       2005      1.120          1.133           250,086
                                                       2004      1.032          1.120           234,857
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.452          1.543         2,136,420
                                                       2005      1.417          1.452         2,752,422
                                                       2004      1.300          1.417         2,926,013
                                                       2003      0.969          1.300         2,045,532
                                                       2002      1.000          0.969                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.596          1.895         3,846,907
                                                       2005      1.481          1.596         4,394,621
                                                       2004      1.278          1.481         3,889,690
                                                       2003      0.989          1.278         2,193,501
                                                       2002      1.000          0.989                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.064          1.227             7,627
                                                       2005      1.026          1.064                --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.108          1.217            15,648
                                                       2005      1.101          1.108             7,940
                                                       2004      1.038          1.101             6,677
                                                       2003      1.000          1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.204          1.304           423,085
                                                       2005      1.123          1.204           451,152
                                                       2004      1.056          1.123           413,843
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.003            72,348

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.985          1.003           619,409

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.047           128,763

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.978          0.985                --
                                                       2005      0.973          0.978           511,337
                                                       2004      0.985          0.973           508,529
                                                       2003      0.999          0.985           536,126
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.124          1.173                --
                                                       2005      1.097          1.124            79,251
                                                       2004      1.052          1.097            77,694
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.400          1.521                --
                                                       2005      1.255          1.400           122,001
                                                       2004      1.080          1.255           119,173
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.004          1.013            92,551
                                                       2005      1.009          1.004            86,816
                                                       2004      1.002          1.009            62,545
                                                       2003      1.000          1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.986          1.102                --
                                                       2005      0.996          0.986                --
                                                       2004      1.000          0.996                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.071          1.132                --
                                                       2005      1.056          1.071            48,884
                                                       2004      1.033          1.056            41,219
                                                       2003      1.000          1.033                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.096          1.255           129,438
                                                       2005      0.990          1.096            63,664

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.756          2.327            55,230
                                                       2005      1.305          1.756            70,264
                                                       2004      1.125          1.305            55,808
                                                       2003      1.000          1.125                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.245          1.487           379,435
                                                       2005      1.207          1.245           411,919
                                                       2004      1.063          1.207           460,930
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.998          1.164                --
                                                       2005      1.000          0.998                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.333          1.683                --
                                                       2005      1.264          1.333                --
                                                       2004      1.094          1.264                --
                                                       2003      1.000          1.094                --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.183          1.346           173,149
                                                       2005      1.142          1.183           219,314
                                                       2004      1.053          1.142           159,016
                                                       2003      1.000          1.053                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.042          1.141            22,388
                                                       2005      1.010          1.042                --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.080          1.151            18,395
                                                       2005      1.070          1.080            18,395
                                                       2004      1.029          1.070            18,395
                                                       2003      1.000          1.029                --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.073          1.136           407,898
                                                       2005      1.079          1.073           409,990
                                                       2004      1.024          1.079           373,187
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.083          1.212                --
                                                       2005      1.056          1.083                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.068          1.176                --
                                                       2005      1.035          1.068                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.047          1.132            51,834
                                                       2005      1.000          1.047                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.425          1.708            26,919
                                                       2005      1.265          1.425            28,450
                                                       2004      1.092          1.265            28,542
                                                       2003      1.000          1.092                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.317          1.446            32,137
                                                       2005      1.251          1.317            53,789
                                                       2004      1.051          1.251            53,670
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.152          1.158            93,483
                                                       2005      1.089          1.152            88,360
                                                       2004      1.039          1.089            65,506

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.552          2.071            19,473
                                                       2005      1.382          1.552            20,596
                                                       2004      1.044          1.382            18,921
                                                       2003      1.000          1.044                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.092          1.151            23,470
                                                       2005      1.068          1.092            23,371
                                                       2004      1.041          1.068            15,375

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.352          1.509            70,949
                                                       2005      1.244          1.352            52,885
                                                       2004      1.062          1.244            51,295
                                                       2003      1.000          1.062                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.142          1.209                --
                                                       2005      1.149          1.142            14,424
                                                       2004      1.038          1.149            14,424
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.102          1.145           542,125
                                                       2005      1.100          1.102           522,073
                                                       2004      1.023          1.100           467,075
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.183          1.331           133,914
                                                       2005      1.156          1.183           127,925
                                                       2004      1.061          1.156            84,245
                                                       2003      1.000          1.061                --

                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.077          1.116           23,199
                                                       2005      1.000          1.077               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.049          1.138               --
                                                       2005      1.000          1.049               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.014          1.160           23,347
                                                       2005      1.000          1.014               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.064          1.226           44,800
                                                       2005      1.026          1.064               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.013          1.111               --
                                                       2005      1.000          1.013               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.087          1.176               --
                                                       2005      1.000          1.087               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.003           19,598

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.012          1.030               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.047               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.039          1.084               --
                                                       2005      1.000          1.039               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.142          1.240               --
                                                       2005      1.000          1.142               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      0.990          0.998               --
                                                       2005      1.000          0.990               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.989          1.105               --
                                                       2005      1.000          0.989               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.012          1.069               --
                                                       2005      1.000          1.012               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.095          1.254               --
                                                       2005      0.990          1.095               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.292          1.711               --
                                                       2005      1.000          1.292               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.026          1.225               --
                                                       2005      1.000          1.026               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.998          1.163               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.037          1.308               --
                                                       2005      1.000          1.037               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.044          1.187               --
                                                       2005      1.000          1.044               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.042          1.140               --
                                                       2005      1.010          1.042               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.019          1.085           43,386
                                                       2005      1.000          1.019               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      0.991          1.049               --
                                                       2005      1.000          0.991               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.083          1.211           23,065
                                                       2005      1.056          1.083               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.067          1.175               --
                                                       2005      1.034          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.047          1.131           59,486
                                                       2005      1.000          1.047               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.123          1.346               --
                                                       2005      1.000          1.123               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.057          1.159               --
                                                       2005      1.000          1.057               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.093          1.098           47,007
                                                       2005      1.000          1.093               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.175          1.568               --
                                                       2005      1.000          1.175               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.014          1.069               --
                                                       2005      1.000          1.014               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.103          1.230               --
                                                       2005      1.000          1.103               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.027          1.087               --
                                                       2005      1.000          1.027               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      0.997          1.035               --
                                                       2005      1.000          0.997               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.022          1.149               --
                                                       2005      1.000          1.022               --





                         SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.136          1.177           21,022
                                                       2005      1.071          1.136               --
                                                       2004      1.031          1.071               --
                                                       2003      1.000          1.031               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.212          1.314            4,252
                                                       2005      1.157          1.212            4,415
                                                       2004      1.043          1.157               --
                                                       2003      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.131          1.294            7,693
                                                       2005      1.119          1.131               --
                                                       2004      1.032          1.119               --
                                                       2003      1.000          1.032               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.328          1.410            7,611
                                                       2005      1.297          1.328            7,574
                                                       2004      1.191          1.297            2,012
                                                       2003      1.000          1.191               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.463          1.736          221,873
                                                       2005      1.359          1.463          234,426
                                                       2004      1.174          1.359            2,118
                                                       2003      1.000          1.174               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.064          1.225               --
                                                       2005      1.026          1.064               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.106          1.213           46,906
                                                       2005      1.100          1.106           14,214
                                                       2004      1.038          1.100               --
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.202          1.300               --
                                                       2005      1.122          1.202               --
                                                       2004      1.056          1.122               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.003               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.991          1.009               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.046           30,811

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.985          0.991               --
                                                       2005      0.980          0.985               --
                                                       2004      0.993          0.980               --
                                                       2003      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.122          1.170               --
                                                       2005      1.095          1.122               --
                                                       2004      1.052          1.095               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.397          1.517               --
                                                       2005      1.254          1.397            4,210
                                                       2004      1.080          1.254               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.002          1.010           11,006
                                                       2005      1.008          1.002            9,921
                                                       2004      1.002          1.008               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.984          1.099               --
                                                       2005      0.995          0.984               --
                                                       2004      1.000          0.995               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.069          1.129               --
                                                       2005      1.055          1.069               --
                                                       2004      1.032          1.055               --
                                                       2003      1.000          1.032               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.095          1.253           21,544
                                                       2005      0.990          1.095               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.753          2.320               --
                                                       2005      1.304          1.753               --
                                                       2004      1.125          1.304               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.242          1.482           18,947
                                                       2005      1.205          1.242           12,600
                                                       2004      1.063          1.205               --
                                                       2003      1.000          1.063               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.998          1.162               --
                                                       2005      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.330          1.677               --
                                                       2005      1.263          1.330               --
                                                       2004      1.094          1.263               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.180          1.341            5,447
                                                       2005      1.141          1.180            5,615
                                                       2004      1.053          1.141            5,691
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.041          1.139           11,577
                                                       2005      1.010          1.041               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.078          1.148               --
                                                       2005      1.069          1.078               --
                                                       2004      1.029          1.069               --
                                                       2003      1.000          1.029               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.071          1.132            2,568
                                                       2005      1.078          1.071            2,498
                                                       2004      1.024          1.078            2,370
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.083          1.210          110,601
                                                       2005      1.056          1.083           71,011

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.067          1.174           89,027
                                                       2005      1.034          1.067               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.046          1.131          173,481
                                                       2005      1.000          1.046           24,236

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.422          1.703           16,218
                                                       2005      1.263          1.422               --
                                                       2004      1.092          1.263               --
                                                       2003      1.000          1.092               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.314          1.442            9,904
                                                       2005      1.250          1.314            3,051
                                                       2004      1.051          1.250            3,167
                                                       2003      1.000          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.150          1.155           46,460
                                                       2005      1.088          1.150           14,664
                                                       2004      1.039          1.088               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.548          2.064           19,241
                                                       2005      1.380          1.548               --
                                                       2004      1.043          1.380               --
                                                       2003      1.000          1.043               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.090          1.148            2,518
                                                       2005      1.067          1.090            2,410
                                                       2004      1.040          1.067            2,434

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.349          1.504               --
                                                       2005      1.243          1.349               --
                                                       2004      1.061          1.243               --
                                                       2003      1.000          1.061               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.140          1.206               --
                                                       2005      1.148          1.140               --
                                                       2004      1.038          1.148               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.100          1.142           68,015
                                                       2005      1.099          1.100           32,419
                                                       2004      1.023          1.099            4,644
                                                       2003      1.000          1.023               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.181          1.327            7,449
                                                       2005      1.155          1.181               --
                                                       2004      1.061          1.155               --
                                                       2003      1.000          1.061               --





                         SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.134          1.173           37,205
                                                       2005      1.070          1.134           35,684
                                                       2004      1.031          1.070           15,272
                                                       2003      1.000          1.031               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.210          1.310           21,357
                                                       2005      1.156          1.210           19,506
                                                       2004      1.043          1.156            9,365
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.128          1.290          405,131
                                                       2005      1.118          1.128          401,415
                                                       2004      1.032          1.118           55,855
                                                       2003      1.000          1.032               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.443          1.530          385,685
                                                       2005      1.411          1.443          380,206
                                                       2004      1.297          1.411          385,792
                                                       2003      0.968          1.297          328,001
                                                       2002      1.000          0.968               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.586          1.880          616,998
                                                       2005      1.475          1.586          606,826
                                                       2004      1.275          1.475          576,751
                                                       2003      0.988          1.275          252,135
                                                       2002      1.000          0.988               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.063          1.223               --
                                                       2005      1.026          1.063               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.104          1.209           18,061
                                                       2005      1.099          1.104           19,152
                                                       2004      1.038          1.099           19,319
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.199          1.296           92,324
                                                       2005      1.121          1.199           89,726
                                                       2004      1.056          1.121           59,779
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.002               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.978          0.995          290,105

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.046            3,808

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.973          0.978               --
                                                       2005      0.969          0.973          234,472
                                                       2004      0.983          0.969          132,347
                                                       2003      0.999          0.983           11,760
                                                       2002      1.000          0.999               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.120          1.167               --
                                                       2005      1.094          1.120               --
                                                       2004      1.052          1.094               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.394          1.513               --
                                                       2005      1.253          1.394            2,511
                                                       2004      1.080          1.253            2,516
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.007           50,246
                                                       2005      1.007          1.000           52,520
                                                       2004      1.002          1.007           51,071
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.982          1.096               --
                                                       2005      0.994          0.982               --
                                                       2004      1.000          0.994               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.066          1.125               --
                                                       2005      1.054          1.066           12,729
                                                       2004      1.032          1.054           12,729
                                                       2003      1.000          1.032               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.094          1.251               --
                                                       2005      0.990          1.094               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.749          2.313           26,157
                                                       2005      1.302          1.749           31,011
                                                       2004      1.125          1.302           21,567
                                                       2003      1.000          1.125               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.240          1.477               --
                                                       2005      1.204          1.240              993
                                                       2004      1.063          1.204              824
                                                       2003      1.000          1.063               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.997          1.160               --
                                                       2005      1.000          0.997               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.327          1.672               --
                                                       2005      1.261          1.327               --
                                                       2004      1.093          1.261               --
                                                       2003      1.000          1.093               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.178          1.337          100,779
                                                       2005      1.139          1.178           99,321
                                                       2004      1.052          1.139           48,327
                                                       2003      1.000          1.052               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.041          1.137               --
                                                       2005      1.010          1.041               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.075          1.144            2,685
                                                       2005      1.068          1.075            2,690
                                                       2004      1.029          1.068            2,695
                                                       2003      1.000          1.029               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.069          1.129           37,987
                                                       2005      1.077          1.069           36,577
                                                       2004      1.024          1.077           28,103
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.082          1.208               --
                                                       2005      1.056          1.082               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.066          1.173               --
                                                       2005      1.034          1.066               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.046          1.129           12,658
                                                       2005      1.000          1.046               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.419          1.697               --
                                                       2005      1.262          1.419               --
                                                       2004      1.092          1.262               --
                                                       2003      1.000          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.312          1.437           39,299
                                                       2005      1.249          1.312           36,078
                                                       2004      1.051          1.249           12,448
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.148          1.152               --
                                                       2005      1.088          1.148               --
                                                       2004      1.039          1.088               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.545          2.058           13,968
                                                       2005      1.378          1.545           14,074
                                                       2004      1.043          1.378            8,442
                                                       2003      1.000          1.043               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.088          1.145               --
                                                       2005      1.066          1.088               --
                                                       2004      1.040          1.066               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.346          1.500           10,540
                                                       2005      1.242          1.346            8,306
                                                       2004      1.061          1.242            8,306
                                                       2003      1.000          1.061               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.137          1.203               --
                                                       2005      1.146          1.137            2,609
                                                       2004      1.038          1.146            2,614
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.098          1.138           64,692
                                                       2005      1.098          1.098           63,026
                                                       2004      1.023          1.098           30,666
                                                       2003      1.000          1.023               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.178          1.323           55,900
                                                       2005      1.153          1.178           55,469
                                                       2004      1.061          1.153           36,417
                                                       2003      1.000          1.061               --

                         SEPARATE ACCOUNT CHARGES 2.50%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.116          1.155                --
                                                       2005      1.054          1.116                --
                                                       2004      1.000          1.054                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.114          1.206                --
                                                       2005      1.064          1.114                --
                                                       2004      1.000          1.064                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.081          1.235                --
                                                       2005      1.072          1.081                --
                                                       2004      1.000          1.072                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.108          1.175                --
                                                       2005      1.084          1.108                --
                                                       2004      1.000          1.084                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.241          1.470                --
                                                       2005      1.155          1.241                --
                                                       2004      1.000          1.155                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.063          1.222                --
                                                       2005      1.026          1.063                --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.057          1.158           287,499
                                                       2005      1.053          1.057                --
                                                       2004      1.000          1.053                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.125          1.215                --
                                                       2005      1.052          1.125                --
                                                       2004      1.000          1.052                --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.002                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.003          1.019             3,543

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.045                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.997          1.003                --
                                                       2005      0.993          0.997                --
                                                       2004      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.070          1.115                --
                                                       2005      1.046          1.070                --
                                                       2004      1.000          1.046                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.300          1.410                --
                                                       2005      1.168          1.300                --
                                                       2004      1.000          1.168                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.024          1.030                --
                                                       2005      1.032          1.024                --
                                                       2004      1.000          1.032                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.978          1.091                --
                                                       2005      0.991          0.978                --
                                                       2004      1.000          0.991                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.037          1.094                --
                                                       2005      1.025          1.037                --
                                                       2004      1.000          1.025                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.094          1.250                --
                                                       2005      0.990          1.094                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.737          2.296                --
                                                       2005      1.294          1.737                --
                                                       2004      1.000          1.294                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.157          1.378                --
                                                       2005      1.124          1.157                --
                                                       2004      1.000          1.124                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.997          1.160                --
                                                       2005      1.000          0.997                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.237          1.558                --
                                                       2005      1.177          1.237                --
                                                       2004      1.000          1.177                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.126          1.278                --
                                                       2005      1.090          1.126                --
                                                       2004      1.000          1.090                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.040          1.136            22,046
                                                       2005      1.010          1.040                --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.088          1.156                --
                                                       2005      1.080          1.088                --
                                                       2004      1.000          1.080                --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.075          1.135                --
                                                       2005      1.084          1.075                --
                                                       2004      1.000          1.084                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.082          1.207                --
                                                       2005      1.056          1.082                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.066          1.172         1,207,547
                                                       2005      1.034          1.066                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.045          1.128         1,507,233
                                                       2005      1.000          1.045                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.314          1.571                --
                                                       2005      1.169          1.314                --
                                                       2004      1.000          1.169                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.200          1.314                --
                                                       2005      1.143          1.200                --
                                                       2004      1.000          1.143                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.128          1.131                --
                                                       2005      1.069          1.128                --
                                                       2004      1.000          1.069                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.465          1.950                --
                                                       2005      1.307          1.465                --
                                                       2004      1.000          1.307                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.030          1.083                --
                                                       2005      1.010          1.030                --
                                                       2004      1.000          1.010                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.250          1.391                --
                                                       2005      1.153          1.250                --
                                                       2004      1.000          1.153                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.098          1.161                --
                                                       2005      1.107          1.098                --
                                                       2004      1.000          1.107                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.097          1.137            72,763
                                                       2005      1.098          1.097                --
                                                       2004      1.000          1.098                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.108          1.243                --
                                                       2005      1.085          1.108                --
                                                       2004      1.000          1.085                --





                         SEPARATE ACCOUNT CHARGES 2.55%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.115          1.153               --
                                                       2005      1.054          1.115               --
                                                       2004      1.000          1.054               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.113          1.204            4,187
                                                       2005      1.064          1.113               --
                                                       2004      1.000          1.064               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.080          1.233           96,576
                                                       2005      1.071          1.080          102,530
                                                       2004      1.000          1.071               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.107          1.173              552
                                                       2005      1.084          1.107              554
                                                       2004      1.000          1.084               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.240          1.468           98,345
                                                       2005      1.155          1.240          106,151
                                                       2004      1.000          1.155           63,377

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.062          1.221               --
                                                       2005      1.026          1.062               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.056          1.156              857
                                                       2005      1.052          1.056              861
                                                       2004      1.000          1.052               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.124          1.214              568
                                                       2005      1.052          1.124              570
                                                       2004      1.000          1.052               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.001              965

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.002          1.018          158,944

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.045           28,155

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996               --
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.069          1.114               --
                                                       2005      1.046          1.069              866
                                                       2004      1.000          1.046               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.299          1.409               --
                                                       2005      1.168          1.299           21,864
                                                       2004      1.000          1.168               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.023          1.029               --
                                                       2005      1.032          1.023               --
                                                       2004      1.000          1.032               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.978          1.090               --
                                                       2005      0.991          0.978               --
                                                       2004      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.036          1.092               --
                                                       2005      1.025          1.036              879
                                                       2004      1.000          1.025               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.093          1.249               --
                                                       2005      0.990          1.093               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.736          2.293               --
                                                       2005      1.294          1.736               --
                                                       2004      1.000          1.294               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.156          1.377           90,154
                                                       2005      1.124          1.156           92,428
                                                       2004      1.000          1.124               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.997          1.159               --
                                                       2005      1.000          0.997               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.236          1.556               --
                                                       2005      1.176          1.236               --
                                                       2004      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.125          1.276               --
                                                       2005      1.089          1.125               --
                                                       2004      1.000          1.089               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.040          1.136               --
                                                       2005      1.010          1.040               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.087          1.155              549
                                                       2005      1.080          1.087              552
                                                       2004      1.000          1.080               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.074          1.134           24,568
                                                       2005      1.084          1.074           24,990
                                                       2004      1.000          1.084               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.081          1.206           91,483
                                                       2005      1.056          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.066          1.171           26,667
                                                       2005      1.034          1.066               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.045          1.127           83,286
                                                       2005      1.000          1.045           38,446

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.313          1.569            3,428
                                                       2005      1.169          1.313               --
                                                       2004      1.000          1.169               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.199          1.312           87,295
                                                       2005      1.142          1.199           89,189
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.128          1.130            4,277
                                                       2005      1.069          1.128               --
                                                       2004      1.000          1.069               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.463          1.947           35,471
                                                       2005      1.307          1.463           38,134
                                                       2004      1.000          1.307               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.029          1.082               --
                                                       2005      1.009          1.029               --
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.249          1.389           20,868
                                                       2005      1.153          1.249           22,146
                                                       2004      1.000          1.153               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.097          1.160               --
                                                       2005      1.107          1.097               --
                                                       2004      1.000          1.107               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.096          1.135           28,450
                                                       2005      1.097          1.096           24,296
                                                       2004      1.000          1.097               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.107          1.242           46,886
                                                       2005      1.085          1.107           48,119
                                                       2004      1.000          1.085               --

                         SEPARATE ACCOUNT CHARGES 2.65%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.129          1.166               --
                                                       2005      1.068          1.129               --
                                                       2004      1.031          1.068               --
                                                       2003      1.000          1.031               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.205          1.302               --
                                                       2005      1.153          1.205               --
                                                       2004      1.042          1.153               --
                                                       2003      1.000          1.042               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.124          1.282               --
                                                       2005      1.116          1.124               --
                                                       2004      1.032          1.116               --
                                                       2003      1.000          1.032               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.318          1.395               --
                                                       2005      1.292          1.318               --
                                                       2004      1.190          1.292               --
                                                       2003      1.000          1.190               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.453          1.718               --
                                                       2005      1.354          1.453               --
                                                       2004      1.173          1.354               --
                                                       2003      1.000          1.173               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.062          1.219               --
                                                       2005      1.026          1.062               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.099          1.202           62,500
                                                       2005      1.096          1.099               --
                                                       2004      1.037          1.096               --
                                                       2003      1.000          1.037               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.194          1.288               --
                                                       2005      1.118          1.194               --
                                                       2004      1.056          1.118               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.001               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.983          0.998               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.044               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.978          0.983               --
                                                       2005      0.976          0.978               --
                                                       2004      0.992          0.976               --
                                                       2003      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.115          1.161               --
                                                       2005      1.092          1.115               --
                                                       2004      1.052          1.092               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.388          1.506               --
                                                       2005      1.250          1.388               --
                                                       2004      1.080          1.250               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      0.996          1.001            7,748
                                                       2005      1.005          0.996               --
                                                       2004      1.001          1.005               --
                                                       2003      1.000          1.001               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.978          1.089               --
                                                       2005      0.993          0.978               --
                                                       2004      1.000          0.993               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.062          1.118               --
                                                       2005      1.051          1.062               --
                                                       2004      1.032          1.051               --
                                                       2003      1.000          1.032               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.092          1.246               --
                                                       2005      0.990          1.092               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.742          2.298               --
                                                       2005      1.299          1.742               --
                                                       2004      1.124          1.299               --
                                                       2003      1.000          1.124               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.234          1.468               --
                                                       2005      1.201          1.234               --
                                                       2004      1.063          1.201               --
                                                       2003      1.000          1.063               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.996          1.157               --
                                                       2005      1.000          0.996               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.322          1.662               --
                                                       2005      1.259          1.322               --
                                                       2004      1.093          1.259               --
                                                       2003      1.000          1.093               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.173          1.329               --
                                                       2005      1.137          1.173               --
                                                       2004      1.052          1.137               --
                                                       2003      1.000          1.052               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.039          1.134            5,170
                                                       2005      1.010          1.039               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.071          1.137               --
                                                       2005      1.066          1.071               --
                                                       2004      1.029          1.066               --
                                                       2003      1.000          1.029               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.064          1.122               --
                                                       2005      1.075          1.064               --
                                                       2004      1.024          1.075               --
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.081          1.204               --
                                                       2005      1.056          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.065          1.169          101,790
                                                       2005      1.034          1.065               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.045          1.125          974,268
                                                       2005      1.000          1.045               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.413          1.687               --
                                                       2005      1.259          1.413               --
                                                       2004      1.092          1.259               --
                                                       2003      1.000          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.306          1.428               --
                                                       2005      1.246          1.306               --
                                                       2004      1.051          1.246               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.144          1.145               --
                                                       2005      1.086          1.144               --
                                                       2004      1.038          1.086               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.539          2.045               --
                                                       2005      1.375          1.539               --
                                                       2004      1.043          1.375               --
                                                       2003      1.000          1.043               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.084          1.139               --
                                                       2005      1.064          1.084               --
                                                       2004      1.040          1.064               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.341          1.490               --
                                                       2005      1.239          1.341               --
                                                       2004      1.061          1.239               --
                                                       2003      1.000          1.061               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.132          1.197               --
                                                       2005      1.144          1.132               --
                                                       2004      1.038          1.144               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.093          1.131           46,466
                                                       2005      1.095          1.093               --
                                                       2004      1.023          1.095               --
                                                       2003      1.000          1.023               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.173          1.314               --
                                                       2005      1.151          1.173               --
                                                       2004      1.061          1.151               --
                                                       2003      1.000          1.061               --

                         SEPARATE ACCOUNT CHARGES 2.70%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.113          1.149               --
                                                       2005      1.053          1.113               --
                                                       2004      1.000          1.053               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.110          1.199               --
                                                       2005      1.063          1.110               --
                                                       2004      1.000          1.063               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.078          1.229               --
                                                       2005      1.070          1.078               --
                                                       2004      1.000          1.070               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.105          1.169               --
                                                       2005      1.083          1.105               --
                                                       2004      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.237          1.463               --
                                                       2005      1.154          1.237               --
                                                       2004      1.000          1.154               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.061          1.218               --
                                                       2005      1.026          1.061               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.054          1.152               --
                                                       2005      1.052          1.054               --
                                                       2004      1.000          1.052               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.122          1.209               --
                                                       2005      1.051          1.122               --
                                                       2004      1.000          1.051               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.000               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.999          1.014               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.994          0.999               --
                                                       2005      0.992          0.994               --
                                                       2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.067          1.111               --
                                                       2005      1.045          1.067               --
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.296          1.405               --
                                                       2005      1.167          1.296               --
                                                       2004      1.000          1.167               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.021          1.025               --
                                                       2005      1.031          1.021               --
                                                       2004      1.000          1.031               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.975          1.086               --
                                                       2005      0.990          0.975               --
                                                       2004      1.000          0.990               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.034          1.088               --
                                                       2005      1.024          1.034               --
                                                       2004      1.000          1.024               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.092          1.245               --
                                                       2005      0.990          1.092               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.732          2.285               --
                                                       2005      1.293          1.732               --
                                                       2004      1.000          1.293               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.153          1.371               --
                                                       2005      1.123          1.153               --
                                                       2004      1.000          1.123               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.996          1.156               --
                                                       2005      1.000          0.996               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.234          1.551               --
                                                       2005      1.175          1.234               --
                                                       2004      1.000          1.175               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.122          1.271               --
                                                       2005      1.088          1.122               --
                                                       2004      1.000          1.088               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.039          1.133              605
                                                       2005      1.010          1.039               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.084          1.151               --
                                                       2005      1.079          1.084               --
                                                       2004      1.000          1.079               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.072          1.130               --
                                                       2005      1.083          1.072               --
                                                       2004      1.000          1.083               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.080          1.203               --
                                                       2005      1.055          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.065          1.168          116,451
                                                       2005      1.033          1.065               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.044          1.124            5,477
                                                       2005      1.000          1.044               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.310          1.563               --
                                                       2005      1.168          1.310               --
                                                       2004      1.000          1.168               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.196          1.307               --
                                                       2005      1.142          1.196               --
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.125          1.126               --
                                                       2005      1.068          1.125               --
                                                       2004      1.000          1.068               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.460          1.940               --
                                                       2005      1.306          1.460               --
                                                       2004      1.000          1.306               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.027          1.078               --
                                                       2005      1.009          1.027               --
                                                       2004      1.000          1.009               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.246          1.384               --
                                                       2005      1.152          1.246               --
                                                       2004      1.000          1.152               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.094          1.157               --
                                                       2005      1.106          1.094               --
                                                       2004      1.000          1.106               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.094          1.131               --
                                                       2005      1.096          1.094               --
                                                       2004      1.000          1.096               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.105          1.237               --
                                                       2005      1.084          1.105               --
                                                       2004      1.000          1.084               --





                         SEPARATE ACCOUNT CHARGES 2.75%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.112          1.147               --
                                                       2005      1.052          1.112               --
                                                       2004      1.000          1.052               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.109          1.198               --
                                                       2005      1.063          1.109               --
                                                       2004      1.000          1.063               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.077          1.227               --
                                                       2005      1.070          1.077               --
                                                       2004      1.000          1.070               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.104          1.167            1,686
                                                       2005      1.083          1.104            1,686
                                                       2004      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.236          1.461               --
                                                       2005      1.154          1.236               --
                                                       2004      1.000          1.154               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.061          1.217            1,716
                                                       2005      1.025          1.061            1,716

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.053          1.150               --
                                                       2005      1.051          1.053               --
                                                       2004      1.000          1.051               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.121          1.208               --
                                                       2005      1.050          1.121               --
                                                       2004      1.000          1.050               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          1.000               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      0.998          1.013            5,333

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.044               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.993          0.998               --
                                                       2005      0.992          0.993            5,333
                                                       2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.066          1.110               --
                                                       2005      1.045          1.066               --
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.295          1.404               --
                                                       2005      1.166          1.295               --
                                                       2004      1.000          1.166               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.020          1.024            8,535
                                                       2005      1.030          1.020            8,535
                                                       2004      1.000          1.030               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.975          1.084               --
                                                       2005      0.990          0.975               --
                                                       2004      1.000          0.990               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.033          1.087               --
                                                       2005      1.024          1.033               --
                                                       2004      1.000          1.024               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.092          1.244            1,708
                                                       2005      0.990          1.092            1,708

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.731          2.282            1,311
                                                       2005      1.293          1.731            1,311
                                                       2004      1.000          1.293               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.153          1.370               --
                                                       2005      1.123          1.153               --
                                                       2004      1.000          1.123               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      0.996          1.156               --
                                                       2005      1.000          0.996               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.233          1.549               --
                                                       2005      1.175          1.233               --
                                                       2004      1.000          1.175               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.121          1.270               --
                                                       2005      1.088          1.121               --
                                                       2004      1.000          1.088               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.039          1.132            8,716
                                                       2005      1.010          1.039            8,716

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.083          1.149               --
                                                       2005      1.079          1.083               --
                                                       2004      1.000          1.079               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.071          1.128               --
                                                       2005      1.083          1.071               --
                                                       2004      1.000          1.083               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.080          1.203               --
                                                       2005      1.055          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.065          1.167           42,258
                                                       2005      1.033          1.065           35,696

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.044          1.124           29,135
                                                       2005      1.000          1.044           24,183

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.309          1.561            1,584
                                                       2005      1.168          1.309            1,584
                                                       2004      1.000          1.168               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.195          1.306            1,489
                                                       2005      1.141          1.195            1,489
                                                       2004      1.000          1.141               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.124          1.124            1,664
                                                       2005      1.068          1.124            1,664
                                                       2004      1.000          1.068               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.459          1.937               --
                                                       2005      1.305          1.459               --
                                                       2004      1.000          1.305               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.026          1.077               --
                                                       2005      1.008          1.026               --
                                                       2004      1.000          1.008               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.245          1.382               --
                                                       2005      1.151          1.245               --
                                                       2004      1.000          1.151               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.093          1.156               --
                                                       2005      1.106          1.093               --
                                                       2004      1.000          1.106               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.093          1.130            8,066
                                                       2005      1.096          1.093            8,066
                                                       2004      1.000          1.096               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.104          1.236               --
                                                       2005      1.084          1.104               --
                                                       2004      1.000          1.084               --





                         SEPARATE ACCOUNT CHARGES 2.85%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.000          0.986               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.000          1.134               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.000          1.102               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.000          1.068               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.000          1.024               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          0.999               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.004          1.018               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.030               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.181               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.151               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      1.000          1.107               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.000          1.100               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.000          1.074               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.054               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.000          1.044               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.000          1.060          206,206

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.000          1.049            9,563

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.000          1.122               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.000          0.983               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.000          1.004               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.000          1.081               --





                         SEPARATE ACCOUNT CHARGES 2.90%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2006      1.000          0.985               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2006      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2006      1.000          1.133               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2006      1.000          1.102               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2006      1.000          1.067               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2006      1.000          1.024               --

Met Investors Series Trust
  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2006      1.000          0.999               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2006      1.004          1.017               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.030               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.180               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.150               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2006      1.000          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2006      1.000          1.099               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2006      1.000          1.073               --

  Pioneer Growth Shares VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.054               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2006      1.000          1.043               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2006      1.000          1.060          119,036

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2006      1.000          1.049               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2006      1.000          1.121               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2006      1.000          0.982               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2006      1.000          1.003               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2006      1.000          1.080               --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

ANNUAL REPORT
December 31, 2006

                       MetLife of CT Separate Account Ten
                             for Variable Annuities
                                       of
                 MetLife Life and Annuity Company of Connecticut

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife of CT Separate Account Ten for Variable Annuities and the Board of Directors of MetLife Life and Annuity Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife of CT Separate Account Ten for Variable Annuities (formerly, The Travelers Separate Account Ten for Variable Annuities) (the "Separate Account") of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) ("MLAC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MLAC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants

Tampa, Florida
March 19, 2007

                                   APPENDIX A

AIM V.I. Capital Appreciation Subaccount (Series II)
AIM V.I. Core Equity Subaccount (Series I)
AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Premier Equity Subaccount (Series I)
AllianceBernstein Growth and Income Subaccount (Class B) AllianceBernstein Large-Cap Growth Subaccount (Class B)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Capital Appreciation Fund
Credit Suisse Trust Emerging Markets Subaccount
Delaware VIP REIT Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
FAMVS Mercury Global Allocation V.I. Subaccount (Class III)
FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
FTVIPT Templeton Growth Securities Subaccount (Class 2)
High Yield Bond Trust
Janus Aspen Balanced Subaccount (Service Shares)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
Lazard Retirement Small Cap Subaccount
LMPIS Dividend Strategy Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPI Investors Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPI Small Cap Growth Subaccount (Class I)
LMPVPI Total Return Subaccount (Class II)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPII Appreciation Subaccount
LMPVPII Diversified Strategic Income Subaccount
LMPVPII Equity Index Subaccount (Class II)
LMPVPII Fundamental Value Subaccount
LMPVPII Growth and Income Subaccount (Class I)
LMPVPIII Adjustable Rate Income Subaccount
LMPVPIII Aggressive Growth Subaccount
LMPVPIII High Income Subaccount
LMPVPIII International All Cap Growth Subaccount
LMPVPIII Large Cap Growth Subaccount
LMPVPIII Large Cap Value Subaccount
LMPVPIII Mid Cap Core Subaccount
LMPVPIII Money Market Subaccount
LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
Managed Assets Trust
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Capital Appreciation Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS(R) Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
Money Market Portfolio
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFS(R) Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
MSF Western Asset Management U.S. Government Subaccount (Class A) Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) Oppenheimer Global Securities Subaccount/VA (Service Shares)
Oppenheimer Main Street/VA Subaccount ( Service Shares)
PIMCO VIT Real Return Subaccount (Administrative Class)
PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Balanced VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Europe VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)

Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer Growth Shares VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Small Company VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT Discovery Growth Subaccount (Class IB)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)
Travelers AIM Capital Appreciation Subaccount
Travelers Convertible Securities Subaccount
Travelers Disciplined Mid Cap Stock Subaccount
Travelers Equity Income Subaccount
Travelers Federated High Yield Subaccount
Travelers Federated Stock Subaccount
Travelers Large Cap Subaccount
Travelers Managed Allocation Series: Aggressive Subaccount
Travelers Managed Allocation Series: Conservative Subaccount
Travelers Managed Allocation Series: Moderate Subaccount
Travelers Managed Allocation Series: Moderate-Aggressive Subaccount Travelers Managed Allocation Series: Moderate-Conservative Subaccount Travelers Managed Income Subaccount
Travelers Mercury Large Cap Core Subaccount
Travelers MFS(R) Mid Cap Growth Subaccount
Travelers MFS(R) Total Return Subaccount
Travelers MFS(R) Value Subaccount
Travelers Mondrian International Stock Subaccount
Travelers Pioneer Fund Subaccount
Travelers Pioneer Mid Cap Value Subaccount
Travelers Pioneer Strategic Income Subaccount
Travelers Quality Bond Subaccount
Travelers Strategic Equity Subaccount
Travelers Style Focus Series: Small Cap Growth Subaccount
Travelers Style Focus Series: Small Cap Value Subaccount
Travelers U.S. Government Securities Subaccount
Travelers Van Kampen Enterprise Subaccount
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)
VIP Contrafund(R) Subaccount (Service Class 2)
VIP Contrafund(R) Subaccount (Service Class)
VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
VIP Mid Cap Subaccount (Service Class 2)

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2006

                                             AIM V.I. Capital      AIM V.I.     AIM V.I. Mid Cap    American Funds
                                               Appreciation      Core Equity       Core Equity       Global Growth
                                                Subaccount        Subaccount       Subaccount         Subaccount
                                                (Series II)       (Series I)       (Series II)         (Class 2)
                                             ----------------    -----------    ----------------    --------------
Assets:
   Investments at market value...........    $        541,988    $   792,715    $        345,911    $   42,139,684
                                             ----------------    -----------    ----------------    --------------
         Total Assets....................             541,988        792,715             345,911        42,139,684
                                             ----------------    -----------    ----------------    --------------
Liabilities:
   Payables:
      Insurance charges..................                  59             66                  39             3,803
      Administrative fees................                   5              7                   3               346
   Due to MetLife Life and Annuity
      Company of Connecticut.............                  --             --                  --                --
                                             ----------------    -----------    ----------------    --------------
         Total Liabilities...............                  64             73                  42             4,149
                                             ----------------    -----------    ----------------    --------------
Net Assets:                                  $        541,924    $   792,642    $        345,869    $   42,135,535
                                             ================    ===========    ================    ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                       American Funds   American Funds                            Dreyfus VIF
                                           Growth        Growth-Income    Credit Suisse Trust     Appreciation
                                         Subaccount       Subaccount       Emerging Markets        Subaccount
                                          (Class 2)        (Class 2)          Subaccount        (Initial Shares)
                                       --------------   --------------    -------------------   ----------------
Assets:
  Investments at market value ......   $  104,983,515   $  106,691,405    $           106,334   $        564,949
                                       --------------   --------------    -------------------   ----------------
      Total Assets .................      104,983,515      106,691,405                106,334            564,949
                                       --------------   --------------    -------------------   ----------------
Liabilities:
  Payables:
    Insurance charges ..............            9,971           10,048                     10                 61
    Administrative fees ............              863              877                      1                  5
  Due to MetLife Life and Annuity
    Company of Connecticut .........               --               --                     50                 --
                                       --------------   --------------    -------------------   ----------------
      Total Liabilities ............           10,834           10,975                     11                 66
                                       --------------   --------------    -------------------   ----------------
Net Assets:                            $  104,972,681   $  106,680,430    $           106,323   $        564,883
                                       ==============   ==============    ===================   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                         FTVIPT  Franklin   FTVIPT  Franklin
   Dreyfus VIF        FTVIPT Franklin    Rising Dividends    Small-Mid Cap        FTVIPT Templeton       FTVIPT Templeton
Developing Leaders   Income Securities      Securities      Growth Securities    Developing Markets     Foreign Securities
    Subaccount          Subaccount          Subaccount         Subaccount       Securities Subaccount       Subaccount
 (Initial Shares)        (Class 2)           (Class 2)          (Class 2)             (Class 2)             (Class 2)
------------------   -----------------   ----------------   -----------------   ---------------------   ------------------
$        1,155,504   $       3,413,188   $      1,080,268   $      10,122,754   $           9,120,347   $       24,895,926
------------------   -----------------   ----------------   -----------------   ---------------------   ------------------
         1,155,504           3,413,188          1,080,268          10,122,754               9,120,347           24,895,926
------------------   -----------------   ----------------   -----------------   ---------------------   ------------------

               115                 321                129                 952                     868                2,367
                10                  29                  9                  83                      75                  205

                --                  --                 --                  --                      --                   --
------------------   -----------------   ----------------   -----------------   ---------------------   ------------------
               125                 350                138               1,035                     943                2,572
------------------   -----------------   ----------------   -----------------   ---------------------   ------------------
$        1,155,379   $       3,412,838   $      1,080,130   $      10,121,719   $           9,119,404   $       24,893,354
==================   =================   ================   =================   =====================   ==================

    The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                       Janus Aspen Global      Janus Aspen        Janus Aspen        Janus Aspen
                                         Life Sciences      Global Technology    Mid Cap Growth    Worldwide Growth
                                           Subaccount           Subaccount         Subaccount         Subaccount
                                        (Service Shares)     (Service Shares)   (Service Shares)   (Service Shares)
                                       ------------------   -----------------   ----------------   ----------------
Assets:
  Investments at market value ......   $           52,047   $         101,840   $      3,119,162   $        197,455
                                       ------------------   -----------------   ----------------   ----------------
      Total Assets .................               52,047             101,840          3,119,162            197,455
                                       ------------------   -----------------   ----------------   ----------------
Liabilities:
  Payables:
    Insurance charges ..............                    6                  11                247                 22
    Administrative fees ............                   --                  --                 26                  2
  Due to MetLife Life and Annuity
    Company of Connecticut .........                   --                  --                 --                 --
                                       ------------------   -----------------   ----------------   ----------------
      Total Liabilities ............                    6                  11                273                 24
                                       ------------------   -----------------   ----------------   ----------------
Net Assets:                            $           52,041   $         101,829   $      3,118,889   $        197,431
                                       ==================   =================   ================   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

      LMPIS           LMPIS Premier        LMPVPV Small Cap     LMPVPI All Cap   LMPVPI All Cap   LMPVPI Investors
Dividend Strategy   Selections All Cap   Growth Opportunities     Subaccount       Subaccount        Subaccount
    Subaccount      Growth Subaccount          Subaccount          (Class I)       (Class II)        (Class I)
-----------------   ------------------   --------------------   --------------   --------------   ----------------
$       2,090,032   $        2,705,751   $          3,117,779   $   14,438,787   $      127,400   $     10,538,895
-----------------   ------------------   --------------------   --------------   --------------   ----------------
        2,090,032            2,705,751              3,117,779       14,438,787          127,400         10,538,895
-----------------   ------------------   --------------------   --------------   --------------   ----------------

              211                  256                    302            1,250               14                941
               17                   22                     26              118                1                 87

               --                   --                     --               --               --                 --
-----------------   ------------------   --------------------   --------------   --------------   ----------------
              228                  278                    328            1,368               15              1,028
-----------------   ------------------   --------------------   --------------   --------------   ----------------
$       2,089,804   $        2,705,473   $          3,117,451   $   14,437,419   $      127,385   $     10,537,867
=================   ==================   ====================   ==============   ==============   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                 LMPVPI             LMPVPI           LMPVPI           LMPVPII
                                            Large Cap Growth   Small Cap Growth   Total Return   Aggressive Growth
                                               Subaccount         Subaccount       Subaccount        Subaccount
                                                (Class I)          (Class I)       (Class II)        (Class I)
                                            ----------------   ----------------   ------------   -----------------
Assets:
  Investments at market value............   $        354,928   $      5,376,943   $    639,857   $         810,766
                                            ----------------   ----------------   ------------   -----------------
      Total Assets.......................            354,928          5,376,943        639,857             810,766
                                            ----------------   ----------------   ------------   -----------------
Liabilities:
  Payables:
    Insurance charges....................                 37                514             78                  87
    Administrative fees..................                  3                 44              5                   7
  Due to MetLife Life and Annuity
    Company of Connecticut...............                 --                 --             --                  --
                                            ----------------   ----------------   ------------   -----------------
      Total Liabilities..................                 40                558             83                  94
                                            ----------------   ----------------   ------------   -----------------
Net Assets:                                 $        354,888   $      5,376,385   $    639,774   $         810,672
                                            ================   ================   ============   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

     LMPVPII                           LMPVPII          LMPVPII                                LMPVPII
Aggressive Growth     LMPVPII        Diversified      Equity Index        LMPVPII        Growth and Income
    Subaccount      Appreciation   Strategic Income    Subaccount    Fundamental Value       Subaccount
    (Class II)       Subaccount       Subaccount       (Class II)       Subaccount           (Class I)
-----------------   ------------   ----------------   ------------   -----------------   -----------------
$         728,123   $ 30,362,645   $     12,610,759   $ 13,807,754   $      41,275,234   $          60,214
-----------------   ------------   ----------------   ------------   -----------------   -----------------
          728,123     30,362,645         12,610,759     13,807,754          41,275,234              60,214
-----------------   ------------   ----------------   ------------   -----------------   -----------------

               84          2,732              1,084          1,253               3,643                   6
                6            250                104            113                 339                   1

               --             --                 --             --                  --                  --
-----------------   ------------   ----------------   ------------   -----------------   -----------------
               90          2,982              1,188          1,366               3,982                   7
-----------------   ------------   ----------------   ------------   -----------------   -----------------
$         728,033   $ 30,359,663   $     12,609,571   $ 13,806,388   $      41,271,252   $          60,207
=================   ============   ================   ============   =================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                              LMPVPIII                                            LMPVPIII
                                             Adjustable         LMPVPIII          LMPVPIII      International
                                            Rate Income    Aggressive Growth    High Income    All Cap Growth
                                             Subaccount       Subaccount        Subaccount       Subaccount
                                            ------------   -----------------    ------------   --------------
Assets:
  Investments at market value............   $  4,113,031   $      62,040,247   $  20,537,704   $    2,788,611
                                            ------------   -----------------   -------------   --------------
      Total Assets.......................      4,113,031          62,040,247      20,537,704        2,788,611
                                            ------------   -----------------   -------------   --------------
Liabilities:
  Payables:
    Insurance charges....................            423               5,589           1,965              209
    Administrative fees..................             33                 510             169               23
  Due to MetLife Life and Annuity
    Company of Connecticut...............             --                  --              --               --
                                            ------------   -----------------   -------------   --------------
      Total Liabilities..................            456               6,099           2,134              232
                                            ------------   -----------------   -------------   --------------
Net Assets:                                 $  4,112,575   $      62,034,148   $ 20, 535,570   $    2,788,379
                                            ============   =================   =============   ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                            LMPVPIV             LMPVPIV Multiple
    LMPVPIII           LMPVPIII         LMPVPIII         LMPVPIII      Multiple Discipline   Discipline Subaccount-
Large Cap Growth   Large Cap Value    Mid Cap Core     Money Market    Subaccount-All Cap       Balanced All Cap
   Subaccount        Subaccount        Subaccount       Subaccount      Growth and Value        Growth and Value
----------------   ---------------   --------------   --------------   -------------------  -----------------------
$     22,030,722   $     7,998,632   $   14,947,824   $   14,865,502   $        93,647,486   $           65,919,573
----------------   ---------------   --------------   --------------   -------------------   ----------------------
      22,030,722         7,998,632       14,947,824       14,865,502            93,647,486               65,919,573
----------------   ---------------   --------------   --------------   -------------------   ----------------------

           1,954               601            1,312            1,355                 9,726                    6,806
             181                66              123              125                   769                      542
              --                --               --               --                    --                       --
----------------   ---------------   --------------   --------------   -------------------   ----------------------
           2,135               667            1,435            1,480                10,495                    7,348
----------------   ---------------   --------------   --------------   -------------------   ----------------------
$     22,028,587   $     7,997,965   $   14,946,389   $   14,864,022   $        93,636,991   $           65,912,225
================   ===============   ==============   ==============   ===================   ======================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                 LMPVPIV               LMPVPIV         Lord Abbett
                                           Multiple Discipline   Multiple Discipline    Growth and     Lord Abbett
                                               Subaccount-           Subaccount-          Income      Mid-Cap Value
                                              Global All Cap           Large Cap        Subaccount     Subaccount
                                             Growth and Value      Growth and Value     (Class VC)     (Class VC)
                                           -------------------   -------------------   ------------   -------------
Assets:
   Investments at market value..........   $        23,791,868   $         9,319,928   $ 12,356,830   $  16,406,979
                                           -------------------   -------------------   ------------   -------------
         Total Assets...................            23,791,868             9,319,928     12,356,830      16,406,979
                                           -------------------   -------------------   ------------   -------------
Liabilities:
   Payables:
      Insurance charges.................                 2,438                   954          1,303           1,677
      Administrative fees...............                   195                    77            102             135
   Due to MetLife Life and Annuity
      Company of Connecticut............                    --                    --             30              20
                                           -------------------   -------------------   ------------   -------------
         Total Liabilities..............                 2,633                 1,031          1,435           1,832
                                           -------------------   -------------------   ------------   -------------
Net Assets:                                $        23,789,235   $         9,318,897   $ 12,355,395   $  16,405,147
                                           ===================   ===================   ============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

    MIST                                                              MIST Harris        MIST
 Batterymarch   MIST BlackRock    MIST BlackRock     MIST Dreman        Oakmark      Janus Capital
Mid-Cap Stock     High Yield      Large-Cap Core   Small-Cap Value   International   Appreciation
  Subaccount      Subaccount        Subaccount        Subaccount       Subaccount      Subaccount
  (Class A)        (Class A)        (Class A)         (Class A)        (Class A)       (Class A)
-------------   --------------   ---------------   ---------------   -------------   -------------
$   1,141,235   $    1,688,622   $     3,068,132   $       478,509   $   8,866,175   $     933,493
-------------   --------------   ---------------   ---------------   -------------   -------------
    1,141,235        1,688,622         3,068,132           478,509       8,866,175         933,493
-------------   --------------   ---------------   ---------------   -------------   -------------

          116              180               267                48             861              93
            9               14                25                 4              73               8

           --               --                --                --              --              --
-------------   --------------   ---------------   ---------------   -------------   -------------
          125              194               292                52             934             101
-------------   --------------   ---------------   ---------------   -------------   -------------
$   1,141,110   $    1,688,428   $     3,067,840   $       478,457   $   8,865,241   $     933,392
=============   ==============   ===============   ===============   =============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                            MIST Legg Mason    MIST Lord Abbett   MIST Lord Abbett    MIST Lord Abbett
                                            Partners Managed    Bond Debenture    Growth and Income    Mid-Cap Value
                                           Assets Subaccount      Subaccount         Subaccount          Subaccount
                                               (Class A)           (Class A)          (Class B)           (Class B)
                                           -----------------   ----------------   -----------------   ----------------
Assets:
   Investments at market value..........   $          21,201   $      2,393,359   $      24,646,278   $        346,157
                                           -----------------   ----------------   -----------------   ----------------
         Total Assets...................              21,201          2,393,359          24,646,278            346,157
                                           -----------------   ----------------   -----------------   ----------------
Liabilities:
   Payables:
      Insurance charges.................                   2                260               2,463                 32
      Administrative fees...............                  --                 20                 202                  3
   Due to MetLife Life and Annuity
      Company of Connecticut............                  --                 --                  --                 --
                                           -----------------   ----------------   -----------------   ----------------
         Total Liabilities..............                   2                280               2,665                 35
                                           -----------------   ----------------   -----------------   ----------------
Net Assets:                                $          21,199   $      2,393,079   $      24,643,613   $        346,122
                                           =================   ================   =================   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

    MIST Met/AIM         MIST Met/AIM                           MIST Neuberger       MIST Oppenheimer
Capital Appreciation   Small Cap Growth   MIST MFS(R) Value   Berman Real Estate   Capital Appreciation     MIST Pioneer
    Subaccount           Subaccount          Subaccount           Subaccount            Subaccount        Fund Subaccount
      (Class A)            (Class A)          (Class A)            (Class A)             (Class B)           (Class A)
--------------------   ----------------   -----------------   ------------------   --------------------   ---------------
$          4,068,542   $        105,166   $       3,880,722   $        4,335,852   $            230,545   $     1,647,026
--------------------   ----------------   -----------------   ------------------   --------------------   ---------------
           4,068,542            105,166           3,880,722            4,335,852                230,545         1,647,026
--------------------   ----------------   -----------------   ------------------   --------------------   ---------------

                 323                 12                 369                  449                     25               161
                  33                  1                  32                   35                      2                13

                  --                 --                  --                   --                     --                --
--------------------   ----------------   -----------------   ------------------   --------------------   ---------------
                 356                 13                 401                  484                     27               174
--------------------   ----------------   -----------------   ------------------   --------------------   ---------------
$          4,068,186   $        105,153   $       3,880,321   $        4,335,368   $            230,518   $     1,646,852
====================   ================   =================   ==================   ====================   ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                             MIST Pioneer     MIST Pioneer     MIST Third Avenue     MSF BlackRock
                                            Mid-Cap Value   Strategic Income    Small Cap Value    Aggressive Growth
                                             Subaccount        Subaccount         Subaccount          Subaccount
                                              (Class A)         (Class A)          (Class B)           (Class D)
                                            -------------   ----------------   -----------------   -----------------
Assets:
   Investments at market value...........   $     162,786   $      3,465,917   $       6,807,201   $       5,078,478
                                            -------------   ----------------   -----------------   -----------------
         Total Assets....................         162,786          3,465,917           6,807,201           5,078,478
                                            -------------   ----------------   -----------------   -----------------
Liabilities:
   Payables:
      Insurance charges..................              17                319                 707                 424
      Administrative fees................               1                 28                  56                  42
   Due to MetLife Life and Annuity
      Company of Connecticut.............              --                 --                  --                  --
                                            -------------   ----------------   -----------------   -----------------
         Total Liabilities...............              18                347                 763                 466
                                            -------------   ----------------   -----------------   -----------------
Net Assets:                                 $     162,768   $      3,465,570   $       6,806,438   $       5,078,012
                                            =============   ================   =================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

MSF BlackRock   MSF BlackRock   MSF BlackRock       MSF Capital           MSF FI        MSF FI Value
 Bond Income     Bond Income    Money Market    Guardian U.S. Equity     Large Cap        Leader
 Subaccount      Subaccount      Subaccount         Subaccount          Subaccount      Subaccount
 (Class A)        (Class E)       (Class A)          (Class A)           (Class A)       (Class D)
-------------   -------------   -------------   --------------------   -------------   -------------
$   2,396,722   $  14,434,494   $   2,174,029   $          2,151,232   $  11,510,646   $  14,011,694
-------------   -------------   -------------   --------------------   -------------   -------------
    2,396,722      14,434,494       2,174,029              2,151,232      11,510,646      14,011,694
-------------   -------------   -------------   --------------------   -------------   -------------

          253           1,335             244                    168             910           1,299
           20             119              18                     18              95             115

           --              --              --                     --              --          15,000
-------------   -------------   -------------   --------------------   -------------   -------------
          273           1,454             262                    186           1,005           1,414
-------------   -------------   -------------   --------------------   -------------   -------------
$   2,396,449   $  14,433,040   $   2,173,767   $          2,151,046   $  11,509,641   $  14,010,280
=============   =============   =============   ====================   =============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                    MSF MetLife        MSF MetLife        MSF MetLife
                                                 MSF MetLife        Conservative     Conservative to       Moderate
                                            Aggressive Allocation    Allocation    Moderate Allocation    Allocation
                                                 Subaccount          Subaccount        Subaccount         Subaccount
                                                  (Class B)           (Class B)         (Class B)          (Class B)
                                            ---------------------   ------------   -------------------   -------------
Assets:
   Investments at market value...........   $             976,313   $    379,903   $           564,718   $   4,101,861
                                            ---------------------   ------------   -------------------   -------------
         Total Assets....................                 976,313        379,903               564,718       4,101,861
                                            ---------------------   ------------   -------------------   -------------
Liabilities:
   Payables:
      Insurance charges..................                      99             39                    69             440
      Administrative fees................                       8              3                     5              34
   Due to MetLife Life and Annuity
      Company of Connecticut.............                      --             --                    --              --
                                            ---------------------   ------------   -------------------   -------------
         Total Liabilities...............                     107             42                    74             474
                                            ---------------------   ------------   -------------------   -------------
Net Assets:                                 $             976,206   $    379,861   $           564,644   $   4,101,387
                                            =====================   ============   ===================   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

     MSF MetLife                                                                 MSF Western Asset   MSF Western Asset
     Moderate to        MSF MFS(R) Total   MSF Oppenheimer   MSF T. Rowe Price    Management High     Management U.S.
Aggressive Allocation        Return         Global Equity     Large Cap Growth      Yield Bond          Government
     Subaccount            Subaccount        Subaccount         Subaccount          Subaccount          Subaccount
      (Class B)            (Class F)          (Class B)          (Class B)           (Class A)           (Class A)
---------------------   ----------------   ---------------   -----------------   -----------------   -----------------
$           6,450,057   $     61,565,979   $     7,964,565   $       6,722,584   $         206,706   $          73,832
---------------------   ----------------   ---------------   -----------------   -----------------   -----------------
            6,450,057         61,565,979         7,964,565           6,722,584             206,706              73,832
---------------------   ----------------   ---------------   -----------------   -----------------   -----------------

                  634              5,714               800                 517                  22                   8
                   53                506                66                  56                   2                   1

                   --                 40                --                  --                  --                  --
---------------------   ----------------   ---------------   -----------------   -----------------   -----------------
                  687              6,260               866                 573                  24                   9
---------------------   ----------------   ---------------   -----------------   -----------------   -----------------
$           6,449,370   $     61,559,719   $     7,963,699   $       6,722,011   $         206,682   $          73,823
=====================   ================   ===============   =================   =================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                             Pioneer America   Pioneer Cullen
                                               PIMCO VIT Real           PIMCO VIT Total         Income VCT        Value VCT
                                              Return Subaccount        Return Subaccount        Subaccount       Subaccount
                                           (Administrative Class)   (Administrative Class)      (Class II)       (Class II)
                                           ----------------------   ----------------------   ---------------   --------------
Assets:
   Investments at market value..........   $           12,326,570   $           55,495,704   $       283,272   $      289,261
                                           ----------------------   ----------------------   ---------------   --------------
         Total Assets...................               12,326,570               55,495,704           283,272          289,261
                                           ----------------------   ----------------------   ---------------   --------------
Liabilities:
   Payables:
      Insurance charges.................                    1,194                    5,272                31               33
      Administrative fees...............                      102                      456                 2                2
   Due to MetLife Life and Annuity
      Company of Connecticut............                       --                       --                --               --
                                           ----------------------   ----------------------   ---------------   --------------
         Total Liabilities..............                    1,296                    5,748                33               35
                                           ----------------------   ----------------------   ---------------   --------------
Net Assets:                                $           12,325,274   $           55,489,956   $       283,239   $      289,226
                                           ======================   ======================   ===============   ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

Pioneer Emerging   Pioneer Equity                      Pioneer Global High   Pioneer Growth
  Markets VCT        Income VCT     Pioneer Fund VCT        Yield VCT          Shares VCT      Pioneer High Yield
   Subaccount        Subaccount        Subaccount           Subaccount         Subaccount       VCT Subaccount
   (Class II)        (Class II)        (Class II)           (Class II)         (Class II)         (Class II)
----------------   --------------   ----------------   -------------------   --------------   -------------------
$        245,879   $      917,008   $        572,753   $            98,743   $       94,876   $         1,023,098
----------------   --------------   ----------------   -------------------   --------------   -------------------
         245,879          917,008            572,753                98,743           94,876             1,023,098
----------------   --------------   ----------------   -------------------   --------------   -------------------

              28              104                 64                    12               10                   109
               2                8                  5                     1                1                     9

              --               --                 --                    --               --                    --
----------------   --------------   ----------------   -------------------   --------------   -------------------
              30              112                 69                    13               11                   118
----------------   --------------   ----------------   -------------------   --------------   -------------------
$        245,849   $      916,896   $        572,684   $            98,730   $       94,865   $         1,022,980
================   ==============   ================   ===================   ==============   ===================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                  Pioneer               Pioneer              Pioneer           Pioneer
                                            Ibbotson Aggressive     Ibbotson Growth     Ibbotson Moderate   International
                                                  Allocation          Allocation           Allocation         Value VCT
                                               VCT Subaccount       VCT Subaccount        VCT Subaccount      Subaccount
                                                 (Class II)           (Class II)            (Class II)        (Class II)
                                            -------------------   -------------------   -----------------   -------------
Assets:
  Investments at market value............   $           437,908   $         3,050,290   $       3,946,021   $     146,656
                                            -------------------   -------------------   -----------------   -------------
      Total Assets.......................               437,908             3,050,290           3,946,021         146,656
                                            -------------------   -------------------   -----------------   -------------
Liabilities:
  Payables:
    Insurance charges....................                    50                   345                 494              16
    Administrative fees..................                     4                    22                  33               1
  Due to MetLife Life and Annuity
    Company of Connecticut...............                    --               335,701                  --              --
                                            -------------------   -------------------   -----------------   -------------
      Total Liabilities..................                    54               336,068                 527              17
                                            -------------------   -------------------   -----------------   -------------
Net Assets:                                 $           437,854   $         2,714,222   $       3,945,494   $     146,639
                                            ===================   ===================   =================   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                        Pioneer Oak                            Pioneer Small    Pioneer
 Pioneer Mid Cap          Ridge          Pioneer Real Estate    and Mid Cap     Small Cap   Pioneer Strategic
    Value VCT        Large Cap Growth        Shares VCT          Growth VCT     Value VCT       Income VCT
   Subaccount         VCT Subaccount         Subaccount          Subaccount    Subaccount       Subaccount
   (Class II)           (Class II)           (Class II)          (Class II)    (Class II)       (Class II)
-----------------   ------------------   -------------------   -------------   ----------   -----------------
$         353,640   $          401,005   $           309,228   $      86,836   $  278,991   $       1,444,618
-----------------   ------------------   -------------------   -------------   ----------   -----------------
          353,640              401,005               309,228          86,836      278,991           1,444,618
-----------------   ------------------   -------------------   -------------   ----------   -----------------

               41                   43                    34               9           31                 162
                3                    4                     3              --            2                  12

               --                                         --              --           --                  --
-----------------   ------------------   -------------------   -------------   ----------   -----------------
               44                   47                    37               9           33                 174
-----------------   ------------------   -------------------   -------------   ----------   -----------------
$         353,596   $          400,958   $           309,191   $      86,827   $  278,958   $       1,444,444
=================   ==================   ===================   =============   ==========   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                            Putnam VT
                                                                       Putnam VT          International          Putnam VT
                                             Pioneer Value VCT     Discovery Growth           Equity             Small Cap
                                                Subaccount            Subaccount            Subaccount        Value Subaccount
                                                (Class II)            (Class IB)            (Class IB)           (Class IB)
                                            -------------------   -------------------   -----------------   -------------------
Assets:
  Investments at market value............   $           483,816   $           184,479   $       4,495,207   $         7,989,845
                                            -------------------   -------------------   -----------------   -------------------
      Total Assets.......................               483,816               184,479           4,495,207             7,989,845
                                            -------------------   -------------------   -----------------   -------------------
Liabilities:
  Payables:
    Insurance charges....................                    56                    16                 436                   751
    Administrative fees..................                     4                     2                  37                    66
  Due to MetLife Life and Annuity
    Company of Connecticut...............                    --                    --                  --                    --
                                            -------------------   -------------------   -----------------   -------------------
      Total Liabilities..................                    60                    18                 473                   817
                                            -------------------   -------------------   -----------------   -------------------
Net Assets:                                 $           483,756   $           184,461   $       4,494,734   $         7,989,028
                                            ===================   ===================   =================   ===================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

 Van Kampen LIT       Van Kampen LIT        Van Kampen LIT                                               VIP Dynamic Capital
   Comstock             Enterprise        Strategic Growth      VIP Contrafund(R)    VIP Contrafund(R)      Appreciation
   Subaccount           Subaccount           Subaccount            Subaccount           Subaccount            Subaccount
  (Class II)            (Class II)            (Class I)         (Service Class 2)     (Service Class)     (Service Class 2)
-----------------   ------------------   -------------------   -------------------   -----------------   -------------------
$       4,377,613   $           99,844   $         5,493,400   $         4,081,172   $      16,770,421   $           409,893
-----------------   ------------------   -------------------   -------------------   -----------------   -------------------
        4,377,613               99,844             5,493,400             4,081,172          16,770,421               409,893
-----------------   ------------------   -------------------   -------------------   -----------------   -------------------

              479                   10                   427                   436               1,538                    41
               36                    1                    45                    34                 138                     3

               40                   --                    --                    --                  --                    --
-----------------   ------------------   -------------------   -------------------   -----------------   -------------------
              555                   11                   472                   470               1,676                    44
-----------------   ------------------   -------------------   -------------------   -----------------   -------------------
$       4,377,058   $           99,833   $         5,492,928   $         4,080,702   $      16,768,745   $           409,849
=================   ==================   ===================   ===================   =================   ===================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                                December 31, 2006

                                                                  VIP Mid Cap
                                                                  Subaccount
                                                               (Service Class 2)
                                                               -----------------
Assets:
   Investments at market value ...............................   $ 20,353,205
                                                                 ------------
         Total Assets ........................................     20,353,205
                                                                 ------------
Liabilities:
   Payables:
      Insurance charges ......................................          2,004
      Administrative fees ....................................            167
   Due to MetLife Life and Annuity
      Company of Connecticut .................................             --
                                                                 ------------
         Total Liabilities ...................................          2,171
                                                                 ------------
Net Assets:                                                      $ 20,351,034
                                                                 ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2006

                                                AIM V.I.                     AIM V.I.
                                                Capital        AIM V.I.      Mid Cap        AIM V.I.
                                             Appreciation   Core Equity   Core Equity    Premier Equity
                                              Subaccount     Subaccount    Subaccount      Subaccount
                                              (Series II)    (Series I)    (Series II)     (Series I)
                                             ------------   -----------   ------------   --------------
Investment Income:
   Dividends .............................   $         --   $     4,247   $      2,398   $        8,920
                                             ------------   -----------   ------------   --------------
Expenses:
   Insurance charges .....................          8,023         8,341          6,803            5,393
   Administrative fees ...................            599           825            488              510
                                             ------------   -----------   ------------   --------------
      Total expenses .....................          8,622         9,166          7,291            5,903
                                             ------------   -----------   ------------   --------------
         Net investment income (loss) ...          (8,622)       (4,919)        (4,893)           3,017
                                             ------------   -----------   ------------   --------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution .........             --            --         34,234               --
      Realized gain (loss) on sale of
         investments .....................          2,844         2,698          1,899          232,923
                                             ------------   -----------   ------------   --------------
         Realized gain (loss) ............          2,844         2,698         36,133          232,923
                                             ------------   -----------   ------------   --------------
      Change in unrealized gain (loss)
         on investments ..................         30,048        62,150         (4,255)        (184,050)
                                             ------------   -----------   ------------   --------------
   Net increase (decrease) in net assets
      resulting from operations ..........   $     24,270   $    59,929   $     26,985   $       51,890
                                             ============   ===========   ============   ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS--(Continued)
                      For the year ended December 31, 2006

                                           AllianceBernstein   AllianceBernstein    American Funds
                                           Growth and Income    Large-Cap Growth    Global Growth      American Funds
                                               Subaccount          Subaccount        Subaccount       Growth Subaccount
                                               (Class B)           (Class B)           (Class 2)           (Class 2)
                                           -----------------   -----------------   ----------------   ------------------
Investment Income:
   Dividends ...........................    $             --   $              --   $        335,777   $          806,707
                                           -----------------   -----------------   ----------------   ------------------
Expenses:
   Insurance charges ...................              32,028              32,097            641,197            1,788,082
   Administrative fees .................               2,630               3,441             58,034              154,063
                                           -----------------   -----------------   ----------------   ------------------
      Total expenses ...................              34,658              35,538            699,231            1,942,145
                                           -----------------   -----------------   ----------------   ------------------
         Net investment income (loss) ..             (34,658)            (35,538)          (363,454)          (1,135,438)
                                           -----------------   -----------------   ----------------   ------------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution .......                  --                  --                 --              638,199
      Realized gain (loss) on sale of
         investments ...................           1,291,243          (1,253,937)         1,003,460            3,010,063
                                           -----------------   -----------------   ----------------   ------------------
         Realized gain (loss) ..........           1,291,243          (1,253,937)         1,003,460            3,648,262
                                           -----------------   -----------------   ----------------   ------------------
      Change in unrealized gain (loss)
         on investments ................          (1,027,162)          1,252,703          5,889,605            5,573,900
                                           -----------------   -----------------   ----------------   ------------------

Net increase (decrease) in net assets
   resulting from operations ...........   $         229,423   $         (36,772)  $      6,529,611   $        8,086,724
                                           =================   =================   ================   ==================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS--(Continued)
                      For the year ended December 31, 2006

 American Funds                              Credit Suisse                            Dreyfus VIF         Dreyfus VIF
 Growth-Income                               Trust Emerging       Delaware VIP       Appreciation     Developing Leaders
   Subaccount      Capital Appreciation         Markets         REIT Subaccount       Subaccount          Subaccount
    (Class 2)              Fund               Subaccount       (Standard Class)    (Initial Shares)    (Initial Shares)
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------
$      1,574,759   $                  --   $             503   $          66,516   $          8,491   $            5,476
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------

       1,781,286                   6,519               1,743              20,491             10,741               24,234
         154,386                     516                 150               1,583                812                1,969
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------
       1,935,672                   7,035               1,893              22,074             11,553               26,203
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------
        (360,913)                 (7,035)             (1,390)             44,442             (3,062)             (20,727)
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------

       2,427,106                  44,374               1,237             221,774                 --              113,238

       3,043,076                 190,517              10,751             590,927             11,074               78,674
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------
       5,470,182                 234,891              11,988             812,701             11,074              191,912
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------

       7,672,065                (235,499)             15,252            (629,140)            62,580             (154,209)
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------

$     12,781,334   $              (7,643)  $          25,850   $         228,003   $         70,592   $           16,976
================   =====================   =================   =================   ================   ==================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                               FTVIPT Franklin
                                               FAMVS Mercury        FAMVS Mercury         FTVIPT Franklin     Rising Dividends
                                             Global Allocation    Value Opportunities    Income Securities       Securities
                                              V.I. Subaccount       V.I. Subaccount          Subaccount          Subaccount
                                                (Class III)           (Class III)            (Class 2)            (Class 2)
                                             -----------------    -------------------    -----------------    ----------------
Investment Income:
   Dividends.............................    $              --    $               107    $          86,574    $         10,878
                                             -----------------    -------------------    -----------------    ----------------
Expenses:
   Insurance charges.....................               13,824                 18,990               41,341              22,810
   Administrative fees...................                1,033                  1,518                3,502               1,574
                                             -----------------    -------------------    -----------------    ----------------
      Total expenses.....................               14,857                 20,508               44,843              24,384
                                             -----------------    -------------------    -----------------    ----------------
         Net investment income (loss)....              (14,857)               (20,401)              41,731             (13,506)
                                             -----------------    -------------------    -----------------    ----------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution.........                   --                369,570               11,580               5,149
      Realized gain (loss) on sale of
         investments.....................              407,719             (1,075,143)              52,325              25,458
                                             -----------------    -------------------    -----------------    ----------------
         Realized gain (loss)............              407,719               (705,573)              63,905              30,607
                                             -----------------    -------------------    -----------------    ----------------
      Change in unrealized gain (loss)
         on investments..................             (218,556)             1,053,330              255,278             125,911
                                             -----------------    -------------------    -----------------    ----------------
Net increase (decrease) in net assets
   resulting from operations.............    $         174,306    $           327,356    $         360,914    $        143,012
                                             =================    ===================    =================    ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

 FTVIPT Franklin                           FTVIPT Templeton
  Small-Mid Cap        FTVIPT Mutual      Developing Markets     FTVIPT Templeton      FTVIPT Templeton
Growth Securities    Shares Securities        Securities        Foreign Securities    Growth Securities
    Subaccount           Subaccount           Subaccount            Subaccount            Subaccount       High Yield Bond
    (Class 2)            (Class 2)            (Class 2)             (Class 2)             (Class 2)             Trust
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------
$              --    $              --    $           96,731    $          305,934    $              --    $        10,527
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------

          190,210              125,942               153,562               421,545               28,564                971
           16,670               10,049                13,020                36,165                2,323                 77
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------
          206,880              135,991               166,582               457,710               30,887              1,048
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------
         (206,880)            (135,991)              (69,851)             (151,776)             (30,887)             9,479
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------

               --                   --                    --                    --                   --                839

          460,713            5,597,674               788,654             1,134,371              965,125             (4,952)
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------
          460,713            5,597,674               788,654             1,134,371              965,125             (4,113)
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------

          443,143           (4,095,506)            1,213,341             3,229,165             (539,071)            (2,088)
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------

$         696,976    $       1,366,177    $        1,932,144    $        4,211,760    $         395,167    $         3,278
=================    =================    ==================    ==================    =================    ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               Janus Aspen           Janus Aspen              Janus Aspen          Janus Aspen
                                                 Balanced        Global Life Sciences     Global Technology      Mid Cap Growth
                                                Subaccount            Subaccount              Subaccount           Subaccount
                                             (Service Shares)      (Service Shares)        (Service Shares)     (Service Shares)
                                             ----------------    --------------------    -------------------    ----------------
Investment Income:
   Dividends ............................    $             --    $                 --    $                --    $             --
                                             ----------------    --------------------    -------------------    ----------------
Expenses:
   Insurance charges ....................               9,205                   1,242                  2,260              46,979
   Administrative fees ..................                 683                      92                    172               4,815
                                             ----------------    --------------------    -------------------    ----------------
      Total expenses ....................               9,888                   1,334                  2,432              51,794
                                             ----------------    --------------------    -------------------    ----------------
         Net investment income (loss) ...              (9,888)                 (1,334)                (2,432)            (51,794)
                                             ----------------    --------------------    -------------------    ----------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution ........                  --                      --                     --                  --
      Realized gain (loss) on sale of
         investments ....................             232,842                   4,970                  8,829              51,197
                                             ----------------    --------------------    -------------------    ----------------
         Realized gain (loss) ...........             232,842                   4,970                  8,829              51,197
                                             ----------------    --------------------    -------------------    ----------------
      Change in unrealized gain (loss)
         on investments .................            (180,176)                   (820)                (2,141)            339,522
                                             ----------------    --------------------    -------------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations .........    $         42,778    $              2,816    $             4,256    $        338,925
                                             ================    ====================    ===================    ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   Janus Aspen         Lazard           LMPIS              LMPIS               LMPVPV            LMPVPI
Worldwide Growth     Retirement       Dividend      Premier Selections    Small Cap Growth       All Cap
   Subaccount         Small Cap       Strategy        All Cap Growth        Opportunities      Subaccount
(Service Shares)     Subaccount      Subaccount         Subaccount           Subaccount         (Class I)
----------------    ------------    ------------    ------------------    ----------------    ------------
$          3,396    $         --    $     42,869    $               --    $             --    $    186,173
----------------    ------------    ------------    ------------------    ----------------    ------------

           4,738          55,889          40,423                46,801             112,252         239,868
             342           4,355           3,281                 4,096               9,420          22,476
----------------    ------------    ------------    ------------------    ----------------    ------------
           5,080          60,244          43,704                50,897             121,672         262,344
----------------    ------------    ------------    ------------------    ----------------    ------------
          (1,684)        (60,244)           (835)              (50,897)           (121,672)        (76,171)
----------------    ------------    ------------    ------------------    ----------------    ------------

              --         273,532              --                87,769             207,980         505,765

          18,927         382,731          76,776                71,858             281,925         842,535
----------------    ------------    ------------    ------------------    ----------------    ------------
          18,927         656,263          76,776               159,627             489,905       1,348,300
----------------    ------------    ------------    ------------------    ----------------    ------------

          14,561        (239,416)        242,312                24,179              (7,848)        924,957
----------------    ------------    ------------    ------------------    ----------------    ------------

$         31,804    $    356,603    $    318,253    $          132,909    $        360,385    $  2,197,086
================    ============    ============    ==================    ================    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               LMPVPI          LMPVPI            LMPVPI              LMPVPI
                                               AllCap         Investors     Large Cap Growth   Small Cap Growth
                                             Subaccount      Subaccount        Subaccount          Subaccount
                                             (Class II)       (Class I)         (Class I)          (Class I)
                                            ------------   --------------   ----------------   -----------------
Investment Income:
  Dividends..............................   $      1,273   $      168,425   $             --   $              --
                                            ------------   --------------   ----------------   -----------------
Expenses:
  Insurance charges......................          1,064          205,816              8,650             156,270
  Administrative fees....................             78           18,625                707              13,349
                                            ------------   --------------   ----------------   -----------------
    Total expenses.......................          1,142          224,441              9,357             169,619
                                            ------------   --------------   ----------------   -----------------
      Net investment income (loss).......            131          (56,016)            (9,357)           (169,619)
                                            ------------   --------------   ----------------   -----------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........          4,194          234,183                 --             255,299
    Realized gain (loss) on sale of
      investments........................            958        1,048,071             14,997             716,198
                                            ------------   --------------   ----------------   -----------------
      Realized gain (loss)...............          5,152        1,282,254             14,997             971,497
                                            ------------   --------------   ----------------   -----------------
    Change in unrealized gain (loss)
      on investments.....................          9,616          519,139             (5,062)           (221,122)
                                            ------------   --------------   ----------------   -----------------
  Net increase (decrease) in net assets
    resulting from operations ...........   $     14,899   $    1,745,377   $            578   $         580,756
                                            ============   ==============   ================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    LMPVPI           LMPVPII             LMPVPII                                 LMPVPII             LMPVPII
Total Return    Aggressive Growth   Aggressive Growth       LMPVPII       Diversified Strategic   Equity Index
  Subaccount        Subaccount          Subaccount        Appreciation            Income           Subaccount
  (Class II)        (Class I)           (Class II)         Subaccount           Subaccount         (Class II)
-------------   -----------------   -----------------   ---------------   ---------------------   ------------
$     10,980    $              --   $              --   $       323,197   $             754,569   $    177,099
-------------   -----------------   -----------------   ---------------   ---------------------   ------------

        4,564              17,560              15,359           510,227                 214,273        228,458
          331               1,330               1,101            46,560                  20,120         20,513
-------------   -----------------   -----------------   ---------------   ---------------------   ------------
        4,895              18,890              16,460           556,787                 234,393        248,971
-------------   -----------------   -----------------   ---------------   ---------------------   ------------
        6,085             (18,890)            (16,460)         (233,590)                520,176        (71,872)
-------------   -----------------   -----------------   ---------------   ---------------------   ------------

       11,189                  --                  --           850,134                      --        166,715

          860              50,816              19,889         1,139,372                 (75,099)       382,578
-------------   -----------------   -----------------   ---------------   ---------------------   ------------
       12,049              50,816              19,889         1,989,506                 (75,099)       549,293
-------------   -----------------   -----------------   ---------------   ---------------------   ------------

        7,626              36,538              51,710         1,900,242                  (6,228)     1,185,120
-------------   -----------------   -----------------   ---------------   ---------------------   ------------

$      25,760   $          68,464   $          55,139   $     3,656,158   $             438,849   $  1,662,541
=============   =================   =================   ===============   =====================   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               LMPVPII          LMPVPII         LMPVPIII       LMPVPIII
                                             Fundamental      Growth and       Adjustable     Aggressive
                                                Value      Income Subaccount   Rate Income      Growth
                                              Subaccount       (Class I)       Subaccount     Subaccount
                                             -----------   -----------------   -----------   ------------
Investment Income:
   Dividends..............................   $   637,589   $             229   $   185,956   $         --
                                             -----------   -----------------   -----------   ------------
Expenses:
   Insurance charges......................       694,576               1,633        83,032      1,097,164
   Administrative fees....................        63,891                 123         6,649         98,866
                                             -----------   -----------------   -----------   ------------
      Total expenses......................       758,467               1,756        89,681      1,196,030
                                             -----------   -----------------   -----------   ------------
         Net investment income (loss).....      (120,878)             (1,527)       96,275     (1,196,030)
                                             -----------   -----------------   -----------   ------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution..........     1,623,325                 392            --         66,404
      Realized gain (loss) on sale of
         investments......................     1,362,030               8,352         5,351      2,680,831
                                             -----------   -----------------   -----------   ------------
         Realized gain (loss).............     2,985,355               8,744         5,351      2,747,235
                                             -----------   -----------------   -----------   ------------
      Change in unrealized gain (loss)
         on investments...................     2,921,782                  14       (13,717)     2,667,727
                                             -----------   -----------------   -----------   ------------
   Net increase (decrease) in net assets
      resulting from operations...........   $ 5,786,259   $           7,231   $    87,909   $  4,218,932
                                             ===========   =================   ===========   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                  LMPVPIII
  LMPVPIII     International        LMPVPIII           LMPVPIII        LMPVPIII       LMPVPIII
High Income    All Cap Growth   Large Cap Growth   Large Cap Value   Mid Cap Core   Money Market
 Subaccount      Subaccount        Subaccount        Subaccount       Subaccount     Subaccount
------------   --------------   ----------------   ---------------   ------------   ------------
$  1,562,757   $       55,286   $         33,900   $        95,304   $     80,461   $    695,621
------------   --------------   ----------------   ---------------   ------------   ------------

     390,718           39,136            380,123           110,564        249,467        255,745
      33,453            4,223             35,077            12,047         23,422         23,055
------------   --------------   ----------------   ---------------   ------------   ------------
     424,171           43,359            415,200           122,611        272,889        278,800
------------   --------------   ----------------   ---------------   ------------   ------------
   1,138,586           11,927           (381,300)          (27,307)      (192,428)       416,821
------------   --------------   ----------------   ---------------   ------------   ------------

          --           56,506                 --           140,210      1,836,858             --

     (71,849)         333,180            399,786           201,461        628,695             --
------------   --------------   ----------------   ---------------   ------------   ------------
     (71,849)         389,686            399,786           341,671      2,465,553             --
------------   --------------   ----------------   ---------------   ------------   ------------

     770,314          199,742            456,466           911,985       (405,031)            --
------------   --------------   ----------------   ---------------   ------------   ------------

$  1,837,051   $      601,355   $        474,952   $     1,226,349   $  1,868,094   $    416,821
============   ==============   ================   ===============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                          LMPVPIV               LMPVPIV
                                                                     Multiple Discipline        Multiple             LMPVPIV
                                                    LMPVPIV              Subaccount-           Discipline      Multiple Discipline
                                               Multiple Discipline        Balanced         Subaccount-Global       Subaccount-
                                                Subaccount-All Cap     All Cap Growth       All Cap Growth       Large Cap Growth
                                                Growth and Value          and Value            and Value            and Value
                                               -------------------   -------------------   -----------------   -------------------
Investment Income:
   Dividends................................   $           575,728   $         1,008,965   $         269,018   $            70,173
                                               -------------------   -------------------   -----------------   -------------------
Expenses:
   Insurance charges........................             1,944,285             1,385,957             436,256               184,178
   Administrative fees......................               152,525               109,108              34,895                14,693
                                               -------------------   -------------------   -----------------   -------------------
      Total expenses........................             2,096,810             1,495,065             471,151               198,871
                                               -------------------   -------------------   -----------------   -------------------
         Net investment income (loss).......            (1,521,082)             (486,100)           (202,133)             (128,698)
                                               -------------------   -------------------   -----------------   -------------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution............             4,383,535             1,922,702             598,023               231,167
      Realized gain (loss) on sale of
         investments........................             4,728,744             2,710,260             757,605               284,427
                                               -------------------   -------------------   -----------------   -------------------
         Realized gain (loss)...............             9,112,279             4,632,962           1,355,628               515,594
                                               -------------------   -------------------   -----------------   -------------------
      Change in unrealized gain (loss)
         on investments.....................             2,944,525             1,460,963           1,648,983               502,982
                                               -------------------   -------------------   -----------------   -------------------
   Net increase (decrease) in net assets
      resulting from operations.............   $        10,535,722   $         5,607,825   $       2,802,478   $           889,878
                                               ===================   ===================   =================   ===================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

Lord Abbett
 Growth and      Lord Abbett                     MIST Batterymarch   MIST BlackRock   MIST BlackRock
   Income       Mid-Cap Value                      Mid-Cap Stock       High Yield     Large-Cap Core
 Subaccount      Subaccount     Managed Assets      Subaccount         Subaccount       Subaccount
 (Class VC)      (Class VC)          Trust          (Class A)          (Class A)        (Class A)
------------   --------------   --------------   -----------------   --------------   --------------
$    146,828   $       79,177   $          441   $              --   $           --   $           --
------------   --------------   --------------   -----------------   --------------   --------------

     237,414          320,721              132              14,865           23,186           33,158
      18,319           25,633               11               1,193            1,779            3,094
------------   --------------   --------------   -----------------   --------------   --------------
     255,733          346,354              143              16,058           24,965           36,252
------------   --------------   --------------   -----------------   --------------   --------------
    (108,905)        (267,177)             298             (16,058)         (24,965)         (36,252)
------------   --------------   --------------   -----------------   --------------   --------------

     393,453        1,233,666              599                  --               --               --

     305,337          655,170            1,331             (16,603)           6,387            2,246
------------   --------------   --------------   -----------------   --------------   --------------
     698,790        1,888,836            1,930             (16,603)           6,387            2,246
------------   --------------   --------------   -----------------   --------------   --------------

   1,089,398          (81,363)            (303)            (40,608)         103,322          202,180
------------   --------------   --------------   -----------------   --------------   --------------

$  1,679,283   $    1,540,296   $        1,925   $         (73,269)  $       84,744   $      168,174
============   ==============   ==============   =================   ==============   ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                              MIST Dreman    MIST Harris                            MIST Legg Mason
                                               Small-Cap       Oakmark           MIST Janus        Partners Managed
                                                 Value      International   Capital Appreciation        Assets
                                              Subaccount     Subaccount         Subaccount            Subaccount
                                               (Class A)      (Class A)          (Class A)             (Class A)
                                              -----------   -------------   --------------------   ----------------
Investment Income:
   Dividends..............................    $     2,002   $          --   $                 --   $             --
                                              -----------   -------------   --------------------   ----------------
Expenses:
   Insurance charges......................          3,159          95,491                 13,243                233
   Administrative fees....................            246           8,007                  1,059                 20
                                              -----------   -------------   --------------------   ----------------
      Total expenses.......................         3,405         103,498                 14,302                253
                                              -----------   -------------   --------------------   ----------------
         Net investment income (loss)......        (1,403)       (103,498)               (14,302)              (253)
                                              -----------   -------------   --------------------   ----------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution...........         1,156              --                     --                 --
      Realized gain (loss) on sale of
         investments.......................         4,203          13,381                (12,518)                 3
                                              -----------   -------------   --------------------   ----------------
         Realized gain (loss)..............         5,359          13,381                (12,518)                 3
                                              -----------   -------------   --------------------   ----------------
      Change in unrealized gain (loss)
         on investments....................        32,831         881,906                 37,693              1,356
                                              -----------   -------------   --------------------   ----------------
   Net increase (decrease) in net assets
      resulting from operations............   $    36,787   $     791,789   $            10,873    $          1,106
                                              ===========   =============   ====================   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

 MIST Lord      MIST Lord       MIST Lord     MIST Met/AIM
Abbett Bond   Abbett Growth       Abbett        Capital        MIST Met/AIM     MIST MFS(R)
 Debenture     and Income     Mid-Cap Value   Appreciation   Small Cap Growth      Value
Subaccount     Subaccount      Subaccount      Subaccount       Subaccount      Subaccount
 (Class A)      (Class B)       (Class B)      (Class A)         (Class A)       (Class A)
-----------   -------------   -------------   ------------   ----------------   -----------
$        --   $          --   $          --   $      7,091   $             --   $    45,193
-----------   -------------   -------------   ------------   ----------------   -----------

     35,118         311,349           2,769         39,263              1,204        38,777
      2,643          25,447             224          4,057                 86         3,301
-----------   -------------   -------------   ------------   ----------------   -----------
     37,761         336,796           2,993         43,320              1,290        42,078
-----------   -------------   -------------   ------------   ----------------   -----------
    (37,761)       (336,796)         (2,993)       (36,229)            (1,290)        3,115
-----------   -------------   -------------   ------------   ----------------   -----------

        --               --              --        493,714              1,199       152,016

     16,032          56,857          11,197        (16,509)              (366)       22,782
-----------   -------------   -------------   ------------   ----------------   -----------
     16,032          56,857          11,197        477,205                833       174,798
-----------   -------------   -------------   ------------   ----------------   -----------

    135,881       1,965,891          20,403       (506,139)             4,057       178,067
-----------   -------------   -------------   ------------   ----------------   -----------

$   114,152   $   1,685,952   $      28,607   $    (65,163)  $          3,600   $   355,980
===========   =============   =============   ============   ================   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               MIST Neuberger       MIST Oppenheimer    MIST Pioneer    MIST Pioneer
                                                Berman Real      Capital Appreciation       Fund       Mid-Cap Value
                                             Estate Subaccount        Subaccount         Subaccount      Subaccount
                                                 (Class A)             (Class B)          (Class A)      (Class A)
                                             -----------------   --------------------   ------------   -------------
Investment Income:
  Dividends ..............................   $              --   $                 --   $         --   $         363
                                             -----------------   --------------------   ------------   -------------
Expenses:
  Insurance charges ......................              49,059                  2,249         19,699           2,461
  Administrative fees ....................               3,834                    166          1,631             196
                                             -----------------   --------------------   ------------   -------------
    Total expenses .......................              52,893                  2,415         21,330           2,657
                                             -----------------   --------------------   ------------   -------------
      Net investment income (loss) .......             (52,893)                (2,415)       (21,330)         (2,294)
                                             -----------------   --------------------   ------------   -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ...........                  --                     --             --           2,252
    Realized gain (loss) on sale of
      investments ........................              44,022                 (1,596)         4,911           1,689
                                             -----------------   --------------------   ------------   -------------
      Realized gain (loss) ...............              44,022                 (1,596)         4,911           3,941
                                             -----------------   --------------------   ------------   -------------
    Change in unrealized gain (loss)
      on investments .....................             738,972                 12,213        126,755           8,007
                                             -----------------   --------------------   ------------   -------------
  Net increase (decrease) in net assets
    resulting from operations ............   $         730,101   $              8,202   $    110,336   $       9,654
                                             =================   ====================   ============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

  MIST Pioneer        MIST Third         MSF BlackRock    MSF BlackRock   MSF BlackRock   MSF BlackRock
Strategic Income   Avenue Small Cap       Aggressive       Bond Income     Bond Income     Money Market
   Subaccount      Value Subaccount   Growth Subaccount    Subaccount      Subaccount      Subaccount
    (Class A)          (Class B)           (Class D)        (Class A)       (Class E)       (Class A)
----------------   ----------------   -----------------   -------------   -------------   -------------
$        160,551   $             --   $              --   $          --   $          --   $      84,845
----------------   ----------------   -----------------   -------------   -------------   -------------
          34,576             52,056              54,639          27,037         169,775          35,171
           3,055              4,130               5,378           2,161          15,110           2,610
----------------   ----------------   -----------------   -------------   -------------   -------------
          37,631             56,186              60,017          29,198         184,885          37,781
----------------   ----------------   -----------------   -------------   -------------   -------------
         122,920            (56,186)            (60,017)        (29,198)       (184,885)         47,064
----------------   ----------------   -----------------   -------------   -------------   -------------

              --                 --                  --              --              --              --

           7,008            (17,086)            (70,733)          7,595          45,616              --
----------------   ----------------   -----------------   -------------   -------------   -------------
           7,008            (17,086)            (70,733)          7,595          45,616              --
----------------   ----------------   -----------------   -------------   -------------   -------------

         (25,204)           211,939             (54,438)         93,384         665,429              --
----------------   ----------------   -----------------   -------------   -------------   -------------

$        104,724   $        138,667   $        (185,188)  $      71,781   $     526,160   $      47,064
================   ================   =================   =============   =============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                             MSF Capital
                                               Guardian      MSF FI         MSF FI           MSF MetLife
                                             U.S. Equity   Large Cap    Value Leaders   Aggressive Allocation
                                              Subaccount   Subaccount     Subaccount         Subaccount
                                              (Class A)     (Class A)      (Class D)          (Class B)
                                             -----------   ----------   -------------   ---------------------
Investment Income:
  Dividends ..............................   $        --   $       --   $          --   $                  --
                                             -----------   ----------   -------------   ---------------------
Expenses:
  Insurance charges ......................        20,743      119,036         167,150                  10,564
  Administrative fees ....................         2,199       12,325          14,736                     860
                                             -----------   ----------   -------------   ---------------------
    Total expenses .......................        22,942      131,361         181,886                  11,424
                                             -----------   ----------   -------------   ---------------------
      Net investment income (loss) .......       (22,942)    (131,361)       (181,886)                (11,424)
                                             -----------   ----------   -------------   ---------------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ...........            --           --              --                      --
    Realized gain (loss) on sale of
      investments ........................        (8,159)    (158,415)        (39,304)                  2,807
                                             -----------   ----------   -------------   ---------------------
      Realized gain (loss) ...............        (8,159)    (158,415)        (39,304)                  2,807
                                             -----------   ----------   -------------   ---------------------
    Change in unrealized gain (loss)
      on investments .....................        82,141      290,086         499,036                  57,444
                                             -----------   ----------   -------------   ---------------------
  Net increase (decrease) in net assets
    resulting from operations ............   $    51,040   $      310   $     277,846   $              48,827
                                             ===========   ==========   =============   =====================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                            MSF MetLife                   MSF MetLife
                          Conservative to   MSF MetLife   Moderate to
     MSF MetLife              Moderate        Moderate     Aggressive     MSF MFS(R)   MSF Oppenheimer
Conservative Allocation      Allocation      Allocation    Allocation   Total Return    Global Equity
      Subaccount             Subaccount      Subaccount    Subaccount    Subaccount       Subaccount
       (Class B)             (Class B)       (Class B)     (Class B)      (Class F)       (Class B)
-----------------------   ---------------   -----------   -----------   ------------   ---------------
$                    --   $            --   $        --   $        --   $         --   $            --
-----------------------   ---------------   -----------   -----------   ------------   ---------------

                  4,948             4,376        55,981        73,722        730,410            92,482
                    394               311         4,216         6,177         64,277             7,560
-----------------------   ---------------   -----------   -----------   ------------   ---------------
                  5,342             4,687        60,197        79,899        794,687           100,042
-----------------------   ---------------   -----------   -----------   ------------   ---------------
                 (5,342)           (4,687)      (60,197)      (79,899)      (794,687)         (100,042)
-----------------------   ---------------   -----------   -----------   ------------   ---------------

                     --                --            --            --             --                --

                    594            20,001        32,070         2,982        203,303           (27,183)
-----------------------   ---------------   -----------   -----------   ------------   ---------------
                    594            20,001        32,070         2,982        203,303           (27,183)
-----------------------   ---------------   -----------   -----------   ------------   ---------------

                 19,170             6,384       257,766       426,198      4,583,105           515,442
-----------------------   ---------------   -----------   -----------   ------------   ---------------

$                14,422   $        21,698   $   229,639   $   349,281   $  3,991,721   $       388,217
=======================   ===============   ===========   ===========   ============   ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                             MSF T. Rowe     MSF Western        MSF Western
                                             Price Large   Asset Management   Asset Management
                                              Cap Growth    High Yield Bond    U.S. Government
                                              Subaccount      Subaccount         Subaccount      Money Market
                                              (Class B)       (Class A)          (Class A)        Portfolio
                                             -----------   ----------------   ----------------   ------------
Investment Income:
  Dividends ..............................   $        --   $             --   $             --   $     19,966
                                             -----------   ----------------   ----------------   ------------
Expenses:
  Insurance charges ......................        60,958              2,258                973          9,248
  Administrative fees ....................         6,561                178                 74            700
                                             -----------   ----------------   ----------------   ------------
    Total expenses .......................        67,519              2,436              1,047          9,948
                                             -----------   ----------------   ----------------   ------------
      Net investment income (loss) .......       (67,519)            (2,436)            (1,047)        10,018
                                             -----------   ----------------   ----------------   ------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ...........            --                 --                 --             --
    Realized gain (loss) on sale of
      investments ........................         3,140                319                 25             --
                                             -----------   ----------------   ----------------   ------------
      Realized gain (loss) ...............         3,140                319                 25             --
                                             -----------   ----------------   ----------------   ------------
    Change in unrealized gain (loss)
      on investments .....................       512,998             12,623              3,177             --
                                             -----------   ----------------   ----------------   ------------
  Net increase (decrease) in net assets
    resulting from operations ............   $   448,619   $         10,506   $          2,155   $     10,018
                                             ===========   ================   ================   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

  Oppenheimer
    Capital           Oppenheimer         Oppenheimer             PIMCO VIT               PIMCO VIT          Pioneer America
  Appreciation     Global Securities     Main Street/VA          Real Return             Total Return           Income VCT
 Subaccount/VA       Subaccount/VA         Subaccount             Subaccount              Subaccount            Subaccount
(Service Shares)    (Service Shares)    (Service Shares)   (Administrative Class)   (Administrative Class)      (Class II)
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------
$            286   $           3,495    $            591   $              576,291   $            2,615,775   $        12,327
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------

             971               2,650                 318                  244,450                1,039,885             5,567
              72                 200                  30                   20,508                   89,040               417
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------
           1,043               2,850                 348                  264,958                1,128,925             5,984
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------
            (757)                645                 243                  311,333                1,486,850             6,343
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------

              --              21,647                  --                  328,204                  298,302                --

          19,917              90,721               5,805                  (53,483)                (221,772)           (2,827)
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------
          19,917             112,368               5,805                  274,721                   76,530            (2,827)
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------

         (12,504)            (78,328)            (2,754)                 (760,282)                (539,275)             (712)
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------

$          6,656   $          34,685    $          3,294   $             (174,228)  $            1,024,105   $         2,804
================   =================    ================   ======================   ======================   ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                Pioneer Cullen   Pioneer Emerging   Pioneer Equity
                                             Pioneer Balanced     Value VCT        Markets VCT        Income VCT
                                              VCT Subaccount      Subaccount        Subaccount        Subaccount
                                                (Class II)        (Class II)        (Class II)        (Class II)
                                             ----------------   --------------   ----------------   --------------
Investment Income:
  Dividends ..............................   $          4,193   $          315   $            605   $       20,509
                                             ----------------   --------------   ----------------   --------------
Expenses:
  Insurance charges ......................              3,951            4,105              4,355           18,222
  Administrative fees ....................                270              300                307            1,326
                                             ----------------   --------------   ----------------   --------------
    Total expenses .......................              4,221            4,405              4,662           19,548
                                             ----------------   --------------   ----------------   --------------
      Net investment income (loss) .......                (28)          (4,090)            (4,057)             961
                                             ----------------   --------------   ----------------   --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ...........             29,345               --             15,553           13,777
    Realized gain (loss) on sale of
      investments ........................             (5,884)             499             17,763           27,928
                                             ----------------   --------------   ----------------   --------------
      Realized gain (loss) ...............             23,461              499             33,316           41,705
                                             ----------------   --------------   ----------------   --------------
    Change in unrealized gain (loss)
      on investments .....................             (3,125)          32,448             30,345          114,865
                                             ----------------   --------------   ----------------   --------------
  Net increase (decrease) in net assets
    resulting from operations ............   $         20,308   $       28,857   $         59,604   $      157,531
                                             ================   ==============   ================   ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                   Pioneer Ibbotson
                                  Pioneer Global   Pioneer Growth   Pioneer High      Aggressive
Pioneer Europe    Pioneer Fund      High Yield       Shares VCT      Yield VCT      Allocation VCT
VCT Subaccount   VCT Subaccount   VCT Subaccount     Subaccount      Subaccount       Subaccount
  (Class II)       (Class II)       (Class II)       (Class II)      (Class II)       (Class II)
--------------   --------------   --------------   --------------   ------------   ----------------
$          463   $        6,301   $        3,621   $           --   $     55,686   $            564
--------------   --------------   --------------   --------------   ------------   ----------------

           358           11,860            1,058            1,011         20,410              4,907
            31              867               74               73          1,577                356
--------------   --------------   --------------   --------------   ------------   ----------------
           389           12,727            1,132            1,084         21,987              5,263
--------------   --------------   --------------   --------------   ------------   ----------------
            74           (6,426)           2,489           (1,084)        33,699             (4,699)
--------------   --------------   --------------   --------------   ------------   ----------------

            --               --              487               --         14,316              2,102

         9,684           15,612            1,050            1,142         (9,962)               329
--------------   --------------   --------------   --------------   ------------   ----------------
         9,684           15,612            1,537            1,142          4,354              2,431
--------------   --------------   --------------   --------------   ------------   ----------------

        (4,495)          62,459            1,313            7,286         23,395             44,836
--------------   --------------   --------------   --------------   ------------   ----------------

$        5,263   $       71,645   $        5,339   $        7,344   $     61,448   $         42,568
==============   ==============   ==============   ==============   ============   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                     Pioneer           Pioneer
                                             Pioneer Ibbotson   Ibbotson Moderate   International      Pioneer
                                            Growth Allocation     Allocation VCT      Value VCT     Mid Cap Value
                                              VCT Subaccount        Subaccount        Subaccount    VCT Subaccount
                                                (Class II)          (Class II)        (Class II)      (Class II)
                                            -----------------   -----------------   -------------   --------------
Investment Income:
   Dividends.............................   $           1,358   $           2,623   $         202   $           --
                                            -----------------   -----------------   -------------   --------------
Expenses:
   Insurance charges.....................              18,837              27,769           1,718            8,262
   Administrative fees...................               1,199               1,871             121              588
                                            -----------------   -----------------   -------------   --------------
      Total expenses.....................              20,036              29,640           1,839            8,850
                                            -----------------   -----------------   -------------   --------------
         Net investment income (loss)....             (18,678)            (27,017)         (1,637)          (8,850)
                                            -----------------   -----------------   -------------   --------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution.........               3,597               6,271              --          103,563
      Realized gain (loss) on sale of
         investments.....................                 657               1,723           4,920          (12,762)
                                            -----------------   -----------------   -------------   --------------
         Realized gain (loss)............               4,254               7,994           4,920           90,801
                                            -----------------   -----------------   -------------   --------------
      Change in unrealized gain (loss)
         on investments..................             102,995             169,297          10,384          (50,761)
                                            -----------------   -----------------   -------------   --------------
   Net increase (decrease) in net assets
      resulting from operations..........   $          88,571   $         150,274   $      13,667   $       31,190
                                            =================   =================   =============   ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                       Pioneer
Pioneer Oak Ridge    Real Estate    Pioneer Small and       Pioneer          Pioneer           Pioneer
Large Cap Growth     Shares VCT      Mid Cap Growth     Small Cap Value   Small Company    Strategic Income
 VCT Subaccount      Subaccount      VCT Subaccount      VCT Subaccount   VCT Subaccount    VCT Subaccount
   (Class II)        (Class II)        (Class II)          (Class II)       (Class II)        (Class II)
-----------------   -------------   -----------------   ---------------   --------------   ----------------
$             117   $       6,452   $              --   $             4   $           --   $         56,900
-----------------   -------------   -----------------   ---------------   --------------   ----------------

            7,895           5,412               1,574             4,805              382             22,642
              606             400                 126               359               31              1,662
-----------------   -------------   -----------------   ---------------   --------------   ----------------
            8,501           5,812               1,700             5,164              413             24,304
-----------------   -------------   -----------------   ---------------   --------------   ----------------
           (8,384)            640              (1,700)           (5,160)            (413)            32,596
-----------------   -------------   -----------------   ---------------   --------------   ----------------

            5,370          13,356                  --             7,276            1,765              5,090

           13,767           7,386                 274            18,242            2,393             (3,172)
-----------------   -------------   -----------------   ---------------   --------------   ----------------
           19,137          20,742                 274            25,518            4,158              1,918
-----------------   -------------   -----------------   ---------------   --------------   ----------------

           (7,191)         53,851               6,090            11,589             (874)             8,052
-----------------   -------------   -----------------   ---------------   --------------   ----------------

$           3,562   $      75,233   $           4,664   $        31,947   $        2,871   $         42,566
=================   =============   =================   ===============   ==============   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                               Putnam VT       Putnam VT
                                                               Discovery     International     Putnam VT
                                            Pioneer Value       Growth           Equity      Small Cap Value
                                            VCT Subaccount    Subaccount       Subaccount       Subaccount
                                              (Class II)      (Class IB)       (Class IB)      (Class IB)
                                            --------------   -------------   -------------   ---------------
Investment Income:
   Dividends.............................   $          964   $          --   $      23,542   $        28,466
                                            --------------   -------------   -------------   ---------------
Expenses:
   Insurance charges.....................            9,283           3,128          68,584           146,217
   Administrative fees...................              664             290           5,729            12,659
                                            --------------   -------------   -------------   ---------------
      Total expenses.....................            9,947           3,418          74,313           158,876
                                            --------------   -------------   -------------   ---------------
         Net investment income (loss)....           (8,983)         (3,418)        (50,771)         (130,410)
                                            --------------   -------------   -------------   ---------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution.........           24,028              --              --           871,639
      Realized gain (loss) on sale of
         investments.....................            1,476          25,245         297,767           516,439
                                            --------------   -------------   -------------   ---------------
         Realized gain (loss)............           25,504          25,245         297,767         1,388,078
                                            --------------   -------------   -------------   ---------------
      Change in unrealized gain (loss)
         on investments..................           36,553          (2,847)        602,908           (94,096)
                                            --------------   -------------   -------------   ---------------
   Net increase (decrease) in net assets
      resulting from operations..........   $       53,074   $      18,980   $     849,904   $     1,163,572
                                            ==============   =============   =============   ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

 Travelers      Travelers       Travelers                      Travelers
AIM Capital    Convertible     Disciplined     Travelers       Federated        Travelers
Appreciation    Securities    Mid Cap Stock   Equity Income    High Yield    Federated Stock
 Subaccount     Subaccount      Subaccount      Subaccount     Subaccount       Subaccount
------------   ------------   -------------   -------------   ------------   ---------------
$         --   $     22,189   $       7,138   $     211,596   $    168,844   $         3,132
------------   ------------   -------------   -------------   ------------   ---------------

      20,791         16,625           7,986          87,259         13,593             1,167
       2,127          1,255             635           7,652          1,046                92
------------   ------------   -------------   -------------   ------------   ---------------
      22,918         17,880           8,621          94,911         14,639             1,259
------------   ------------   -------------   -------------   ------------   ---------------
     (22,918)         4,309          (1,483)        116,685        154,205             1,873
------------   ------------   -------------   -------------   ------------   ---------------

      23,220         34,758         212,961       1,615,716             --            25,921

     935,290        148,051         248,498       1,209,209         27,298            12,991
------------   ------------   -------------   -------------   ------------   ---------------
     958,510        182,809         461,459       2,824,925         27,298            38,912
------------   ------------   -------------   -------------   ------------   ---------------

    (660,877)       (25,484)       (346,366)     (2,163,431)      (128,184)          (34,474)
------------   ------------   -------------   -------------   ------------   ---------------

$    274,715   $    161,634   $     113,610   $     778,179   $     53,319   $         6,311
============   ============   =============   =============   ============   ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                            Travelers Managed   Travelers Managed    Travelers Managed
                                             Travelers     Allocation Series:   Allocation Series:   Allocation Series:
                                             Large Cap         Aggressive          Conservative           Moderate
                                             Subaccount        Subaccount           Subaccount           Subaccount
                                            ------------   ------------------   ------------------   ------------------
Investment Income:
   Dividends.............................   $     28,354   $           13,029   $           29,817   $           71,753
                                            ------------   ------------------   ------------------   ------------------
Expenses:
   Insurance charges.....................         31,815                3,951                4,637               15,468
   Administrative fees...................          3,211                  308                  335                1,202
                                            ------------   ------------------   ------------------   ------------------
      Total expenses.....................         35,026                4,259                4,972               16,670
                                            ------------   ------------------   ------------------   ------------------
        Net investment income (loss)....          (6,672)               8,770               24,845               55,083
                                            ------------   ------------------   ------------------   ------------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution.........        346,979              107,288               17,879              194,066
      Realized gain (loss) on sale of
         investments.....................        314,138              (61,098)             (44,043)            (133,822)
                                            ------------   ------------------   ------------------   ------------------
         Realized gain (loss)............        661,117               46,190              (26,164)              60,244
                                            ------------   ------------------   ------------------   ------------------
      Change in unrealized gain (loss)
         on investments..................       (451,173)             (20,458)              (1,511)             (36,423)
                                            ------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from operations..........   $    203,272   $           34,502   $           (2,830)  $           78,904
                                            ============   ==================   ==================   ==================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                        Travelers Managed
  Travelers Managed    Allocation Series:
Allocation Series:          Moderate-          Travelers     Travelers Mercury   Travelers MFS(R)   Travelers MFS(R)
 Moderate-Aggressive      Conservative      Managed Income     Large Cap Core     Mid Cap Growth      Total Return
     Subaccount            Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
--------------------   ------------------   --------------   -----------------   ----------------   ----------------
$            121,448   $            2,176   $      333,447   $           6,763   $             --   $        869,399
--------------------   ------------------   --------------   -----------------   ----------------   ----------------

              31,815                  404           87,954              16,528             30,076            368,967
               2,631                   29            7,813               1,526              2,972             32,415
--------------------   ------------------   --------------   -----------------   ----------------   ----------------
              34,446                  433           95,767              18,054             33,048            401,382
--------------------   ------------------   --------------   -----------------   ----------------   ----------------
              87,002                1,743          237,680             (11,291)           (33,048)           468,017
--------------------   ------------------   --------------   -----------------   ----------------   ----------------

             524,258                3,879               --              98,753            332,464            943,659

            (123,888)              (4,114)      (1,457,058)            290,212            610,732          2,423,854
--------------------   ------------------   --------------   -----------------   ----------------   ----------------
             400,370                 (235)      (1,457,058)            388,965            943,196          3,367,513
--------------------   ------------------   --------------   -----------------   ----------------   ----------------

            (265,421)                (526)       1,056,855            (193,353)          (565,518)        (1,743,876)
--------------------   ------------------   --------------   -----------------   ----------------   ----------------

$            221,951   $              982   $     (162,523)  $         184,321   $        344,630   $      2,091,654
====================   ==================   ==============   =================   ================   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                   Travelers Mondrian                       Travelers Pioneer
                                             Travelers MFS(R)     International Stock   Travelers Pioneer     Mid Cap Value
                                             Value Subaccount         Subaccount         Fund Subaccount       Subaccount
                                            ------------------   --------------------   -----------------   -----------------
Investment Income:
  Dividends..............................   $               --   $            269,089   $          17,184   $               2
                                            ------------------   --------------------   -----------------   -----------------
Expenses:
  Insurance charges......................               15,236                 43,032               9,788                 755
  Administrative fees....................                1,286                  3,498                 805                  56
                                            ------------------   --------------------   -----------------   -----------------
    Total expenses.......................               16,522                 46,530              10,593                 811
                                            ------------------   --------------------   -----------------   -----------------
      Net investment income (loss).......              (16,522)               222,559               6,591                (809)
                                            ------------------   --------------------   -----------------   -----------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........               16,436                302,511                  --                  --
    Realized gain (loss) on sale of
      investments........................              176,794              1,759,917             306,336               7,450
                                            ------------------   --------------------   -----------------   -----------------
      Realized gain (loss)...............              193,230              2,062,428             306,336               7,450
                                            ------------------   --------------------   -----------------   -----------------
    Change in unrealized gain (loss)
      on investments.....................               23,188             (1,289,746)           (217,572)               (834)
                                            ------------------   --------------------   -----------------   -----------------
  Net increase (decrease) in net assets
    resulting from operations............   $          199,896   $            995,241   $          95,355   $           5,807
                                            ==================   ====================   =================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                               Travelers Style      Travelers Style         Travelers
Travelers Pioneer                                                Focus Series:        Focus Series:      U.S. Government
Strategic Income    Travelers Quality   Travelers Strategic    Small Cap Growth     Small Cap Value         Securities
   Subaccount        Bond Subaccount     Equity Subaccount        Subaccount           Subaccount           Subaccount
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------
$              --   $         137,147   $            28,872   $                3   $                6   $           4,352
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------

           11,721              13,557                36,288                  272                  404                 467
            1,018               1,096                 3,869                   20                   29                  33
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------
           12,739              14,653                40,157                  292                  433                 500
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------
          (12,739)            122,494               (11,285)                (289)                (427)              3,852
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------

               --                  --               316,552                1,006                  277               1,059

              802            (174,627)           (2,002,731)               6,350                6,837              (5,376)
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------
              802            (174,627)           (1,686,179)               7,356                7,114              (4,317)
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------

           30,504              28,814             2,040,417               (1,507)                (351)             (2,132)
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------

$          18,567   $         (23,319)  $           342,953   $            5,560   $            6,336   $          (2,597)
=================   =================   ===================   ==================   ==================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                 Van Kampen LIT   Van Kampen LIT    Van Kampen LIT
                                              Travelers Van         Comstock        Enterprise     Strategic Growth
                                             Kampen Enterprise     Subaccount       Subaccount        Subaccount
                                                 Subaccount        (Class II)       (Class II)         (Class I)
                                            ------------------   --------------   --------------   ----------------
Investment Income:
  Dividends..............................   $              768   $       60,213   $          193   $             --
                                            ------------------   --------------   --------------   ----------------
Expenses:
  Insurance charges......................               11,211           89,110            1,969             86,019
  Administrative fees....................                1,192            6,684              156              9,052
                                            ------------------   --------------   --------------   ----------------
    Total expenses.......................               12,403           95,794            2,125             95,071
                                            ------------------   --------------   --------------   ----------------
      Net investment income (loss).......              (11,635)         (35,581)          (1,932)           (95,071)
                                            ------------------   --------------   --------------   ----------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........               62,626          279,949               --                 --
    Realized gain (loss) on sale of
      investments........................           (1,015,106)         197,083           12,517           (444,956)
                                            ------------------   --------------   --------------   ----------------
      Realized gain (loss)...............             (952,480)         477,032           12,517           (444,956)
                                            ------------------   --------------   --------------   ----------------
    Change in unrealized gain (loss)
      on investments.....................            1,057,290          114,419           (5,863)           603,745
                                            ------------------   --------------   --------------   ----------------
  Net increase (decrease) in net assets
    resulting from operations............   $           93,175   $      555,870   $        4,722   $         63,718
                                            ==================   ==============   ==============   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Concluded)
                      For the year ended December 31, 2006

                                                VIP Dynamic
 VIP Contrafund(R)     VIP Contrafund(R)   Capital Appreciation      VIP Mid Cap
    Subaccount            Subaccount           Subaccount             Subaccount
 (Service Class 2)      (Service Class)      (Service Class 2)    (Service Class 2)
-------------------   ------------------   --------------------   -----------------
 $           38,611   $          181,594   $                924   $          37,274
-------------------   ------------------   --------------------   -----------------

             75,719              275,529                  8,481             380,712
              5,766               24,448                    689              31,556
-------------------   ------------------   --------------------   -----------------
             81,485              299,977                  9,170             412,268
-------------------   ------------------   --------------------   -----------------
            (42,874)            (118,383)                (8,246)           (374,994)
-------------------   ------------------   --------------------   -----------------

            327,816            1,344,501                 10,922           2,485,304

            188,793              859,966                 46,232             871,390
-------------------   ------------------   --------------------   -----------------
            516,609            2,204,467                 57,154           3,356,694
-------------------   ------------------   --------------------   -----------------

           (138,587)            (628,558)                (8,391)         (1,015,027)
-------------------   ------------------   --------------------   -----------------
 $          335,148   $        1,457,526   $             40,517   $       1,966,673
===================   ==================   ====================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2006 and 2005

                                              AIM V.I. Capital                                    AIM V.I. Mid Cap
                                          Appreciation Subaccount    AIM V.I. Core Equity          Core Equity
                                                (Series II)          Subaccount (Series I)    Subaccount (Series II)
                                          -----------------------   ----------------------   -----------------------
                                              2006        2005         2006        2005         2006         2005
                                          ----------   ----------   ---------   ----------   ----------   ----------
Operations:
   Net investment income (loss)........   $   (8,622)  $   (5,049)  $  (4,919)  $       --   $   (4,893)  $   (5,410)
   Realized gain (loss)................        2,844          900       2,698           --       36,133       10,089
   Change in unrealized gain (loss)
      on investments...................       30,048       21,344      62,150           --       (4,255)       9,674
                                          ----------   ----------   ---------   ----------   ----------   ----------
      Net increase (decrease) in
         net assets resulting from
         operations....................       24,270       17,195      59,929           --       26,985       14,353
                                          ----------   ----------   ---------   ----------   ----------   ----------
Unit Transactions:
   Participant purchase payments.......      259,957       52,978          --           --       15,090       13,031
   Participant transfers from other
      funding options..................        8,475       47,066     882,302           --        6,879       31,997
   Growth rate intra-fund
      transfers in.....................                        --          --           --           --           --
   Administrative charges..............          (42)         (50)       (146)          --          (34)         (37)
   Contract surrenders.................       (2,823)      (7,964)   (148,302)          --       (7,355)      (3,143)
   Participant transfers to other
      funding options..................      (22,696)      (1,850)         --           --       (5,558)      (4,028)
   Growth rate intra-fund
      transfers out....................           --           --          --           --           --           --
   Other receipts/(payments)...........           --       (9,284)     (1,141)          --           --           --
                                          ----------   ----------   ---------   ----------   ----------   ----------
      Net increase (decrease) in
         net assets resulting from
         unit transactions.............      242,871       80,896     732,713           --        9,022       37,820
                                          ----------   ----------   ---------   ----------   ----------   ----------
      Net increase (decrease) in
         net assets....................      267,141       98,091     792,642           --       36,007       52,173
Net Assets:
   Beginning of year...................      274,783      176,692          --           --      309,862      257,689
                                          ----------   ----------   ---------   ----------   ----------   ----------
   End of year.........................   $  541,924   $  274,783   $ 792,642   $       --   $  345,869   $  309,862
                                          ==========   ==========   =========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                AllianceBernstein           AllianceBernstein            American Funds
 AIM V.I. Premier Equity        Growth and Income           Large-Cap Growth             Global Growth
  Subaccount (Series I)        Subaccount (Class B)        Subaccount (Class B)       Subaccount (Class 2)
------------------------   -------------------------   -------------------------   --------------------------
  2006          2005           2006          2005         2006          2005           2006          2005
----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
$    3,017   $   (11,239)  $   (34,658)  $   (34,784)  $   (35,538)  $  (103,245)  $   (363,454)  $  (364,121)
   232,923        42,550     1,291,243       105,038    (1,253,937)     (404,259)     1,003,460       438,292

  (184,050)        2,849    (1,027,162)       67,643     1,252,703     1,321,518      5,889,605     3,746,005
----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------

    51,890        34,160       229,423       137,897       (36,772)      814,014      6,529,611     3,820,176
----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------

         1           467       219,312       165,084           627        25,673        480,318     1,095,594

       395         1,736       109,655       486,882       129,241       162,976      5,102,214     4,241,928

        --            --            --            --            --            --             --         6,564
        (7)         (155)           (8)         (655)          (32)       (2,000)        (3,582)       (3,390)
  (249,398)     (243,934)     (203,818)     (302,156)     (309,982)     (488,720)    (3,329,749)   (1,836,782)

  (880,407)      (34,375)   (5,533,072)     (124,725)   (6,817,489)     (506,276)    (1,458,267)   (1,776,254)

        --            --            --            --            --            --             --        (6,564)
        --         3,926            24      (115,787)         (656)      (67,014)      (326,625)     (124,804)
----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------

(1,129,416)     (272,335)   (5,407,907)      108,643    (6,998,291)     (875,361)       464,309     1,596,292
----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------

(1,077,526)     (238,175)   (5,178,484)      246,540    (7,035,063)      (61,347)     6,993,920     5,416,468

 1,077,526     1,315,701     5,178,484     4,931,944     7,035,063     7,096,410     35,141,615    29,725,147
----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
$       --   $ 1,077,526   $        --   $ 5,178,484   $        --   $ 7,035,063   $ 42,135,535   $35,141,615
==========   ===========   ===========   ===========   ===========   ===========   ============   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                 American Funds
                                              American Funds Growth               Growth-Income
                                              Subaccount (Class 2)             Subaccount (Class 2)       Capital Appreciation Fund
                                          -----------------------------   -----------------------------   --------------------------
                                               2006            2005           2006            2005           2006          2005
                                          -------------   -------------   -------------   -------------   -----------   -----------
Operations:
   Net investment income (loss)........   $  (1,135,438)  $  (1,077,501)  $    (360,913)  $    (536,059)  $    (7,035)  $   (14,758)
   Realized gain (loss)................       3,648,262         718,075       5,470,182       1,423,074       234,891        35,175
   Change in unrealized gain (loss)
      on investments...................       5,573,900      12,910,809       7,672,065       2,988,898      (235,499)      103,427
                                          -------------   -------------   -------------   -------------   -----------   -----------
      Net increase (decrease) in
         net assets resulting from
         operations....................       8,086,724      12,551,383      12,781,334       3,875,913        (7,643)      123,844
                                          -------------   -------------   -------------   -------------   -----------   -----------
Unit Transactions:
   Participant purchase payments.......         918,249       3,411,245         613,757       3,067,408       112,836       171,706
   Participant transfers from other
      funding options..................      11,433,092       9,561,529       8,995,160       7,836,273       226,581       319,102
   Growth rate intra-fund
      transfers in.....................              --           1,078              --           8,361            --            --
   Administrative charges..............         (10,351)        (10,401)        (11,200)        (12,118)           (4)         (208)
   Contract surrenders.................     (11,542,582)     (4,417,593)    (12,339,126)     (4,463,631)     (122,976)     (116,091)
   Participant transfers to other
      funding options..................      (5,095,958)     (3,228,739)     (3,840,677)     (3,705,850)   (1,200,837)      (30,422)
   Growth rate intra-fund
      transfers out....................              --          (1,078)             --          (8,362)           --            --
   Other receipts/(payments)...........        (422,134)       (698,478)     (1,253,586)       (758,619)           --          (146)
                                          -------------   -------------   -------------   -------------   -----------   -----------
      Net increase (decrease) in net
         assets resulting from unit
         transactions..................      (4,719,684)      4,617,563      (7,835,672)      1,963,462      (984,400)      343,941
                                          -------------   -------------   -------------   -------------   -----------   -----------
      Net increase (decrease) in
         net assets....................       3,367,040      17,168,946       4,945,662       5,839,375      (992,043)      467,785
Net Assets:
   Beginning of year...................     101,605,641      84,436,695     101,734,768      95,895,393       992,043       524,258
                                          -------------   -------------   -------------   -------------   -----------   -----------
   End of year.........................   $ 104,972,681   $ 101,605,641   $ 106,680,430   $ 101,734,768   $        --   $   992,043
                                          =============   =============   =============   =============   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 Credit Suisse Trust        Delaware VIP REIT             Dreyfus VIF           Dreyfus VIF Developing
     Emerging                  Subaccount           Appreciation Subaccount       Leaders Subaccount
 Markets Subaccount         (Standard Class)            (Initial Shares)           (Initial Shares)
---------------------   -------------------------   -----------------------   -------------------------
   2006        2005         2006          2005        2006           2005         2006          2005
---------   ---------   -----------   -----------   ---------   -----------   -----------   -----------
$  (1,390)  $  (1,421)  $    44,442   $    (5,859)  $  (3,062)  $   (10,612)  $   (20,727)  $   (31,410)
   11,988      39,773       812,701       272,251      11,074         2,978       191,912        63,362

   15,252      (7,402)     (629,140)     (140,561)     62,580        18,890      (154,209)       24,890
---------   ---------   -----------   -----------   ---------   -----------   -----------   -----------

   25,850      30,950       228,003       125,831      70,592        11,256        16,976        56,842
---------   ---------   -----------   -----------   ---------   -----------   -----------   -----------

       34          36        70,789       254,701      19,598        32,520         7,656        31,866

    1,081         378       475,107       402,826      11,796        12,530        16,984        18,476

       --          --            --            --          --            --            --            --
      (45)        (42)           --          (553)       (143)         (147)         (231)         (262)
  (17,708)    (83,785)      (66,085)     (136,809)    (42,718)       (7,234)     (284,201)     (100,826)

     (113)       (106)   (3,612,822)     (406,220)    (18,486)       (7,063)      (86,674)     (148,097)

       --          --            --            --          --            --            --            --
       --          --            --       (30,964)         --            --       (11,827)           --
---------   ---------   -----------   -----------   ---------   -----------   -----------   -----------

  (16,751)    (83,519)   (3,133,011)       82,981     (29,953)       30,606      (358,293)     (198,843)
---------   ---------   -----------   -----------   ---------   -----------   -----------   -----------

    9,099     (52,569)   (2,905,008)      208,812      40,639        41,862      (341,317)     (142,001)

   97,224     149,793     2,905,008     2,696,196     524,244       482,382     1,496,696     1,638,697
---------   ---------   -----------   -----------   ---------   -----------   -----------   -----------
$ 106,323   $  97,224   $        --   $ 2,905,008   $ 564,883   $   524,244   $ 1,155,379   $ 1,496,696
=========   =========   ===========   ===========   =========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           FAMVS Mercury Global        FAMVS Mercury Value         FTVIPT Franklin
                                              Allocation V.I.          Opportunities V.I.         Income Securities
                                          Subaccount (Class III)     Subaccount (Class III)     Subaccount (Class 2)
                                        -------------------------   -----------------------   ------------------------
                                            2006         2005          2006         2005         2006         2005
                                        -----------   -----------   ----------   ----------   ----------   -----------
Operations:
  Net investment income (loss) .......  $   (14,857)  $     7,952   $  (20,401)  $  (26,447)  $   41,731   $      (817)
  Realized gain (loss) ...............      407,719        15,916     (705,573)   1,048,866       63,905           244
  Change in unrealized gain (loss)
    on investments ...................     (218,556)      128,776    1,053,330     (809,931)     255,278       (12,621)
                                        -----------   -----------   ----------   ----------   ----------   -----------
    Net increase (decrease) in
      net assets resulting from
      operations .....................      174,306       152,644      327,356      212,488      360,914       (13,194)
                                        -----------   -----------   ----------   ----------   ----------   -----------
Unit Transactions:
  Participant purchase payments ......        2,858       269,108       58,491      173,680      208,212       114,704
  Participant transfers from other
    funding options ..................       49,652       400,382      557,736    1,141,442    3,317,566     1,193,847
  Growth rate intra-fund
    transfers in .....................           --            --           --           --           --            --
  Administrative charges .............          (16)         (150)          --          (89)        (265)          (52)
  Contract surrenders ................      (16,628)      (79,551)     (12,954)     (17,205)    (814,109)      (13,158)
  Participant transfers to other
    funding options ..................   (2,232,983)      (35,860)  (3,672,285)    (207,095)    (825,128)     (116,499)
  Growth rate intra-fund
    transfers out ....................           --            --           --           --           --            --
  Other receipts/(payments) ..........           --       (95,366)          --           --           --            --
                                        -----------   -----------   ----------   ----------   ----------   -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............   (2,197,117)      458,563   (3,069,012)   1,090,733    1,886,276     1,178,842
                                        -----------   -----------   ----------   ----------   ----------   -----------
    Net increase (decrease) in
      net assets .....................   (2,022,811)      611,207   (2,741,656)   1,303,221    2,247,190     1,165,648
Net Assets:
  Beginning of year ..................    2,022,811     1,411,604    2,741,656    1,438,435    1,165,648            --
                                        -----------   -----------   ----------   ----------   ----------   -----------
  End of year ........................  $        --   $ 2,022,811   $       --   $2,741,656   $3,412,838   $ 1,165,648
                                        ===========   ===========   ==========   ==========   ==========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 FTVIPT Franklin Rising     FTVIPT Franklin Small-       FTVIPT Mutual Shares      FTVIPT Templeton Developing
  Dividends Securities    Mid Cap Growth Securities     Securities Subaccount          Markets Securities
  Subaccount (Class 2)       Subaccount (Class 2)              (Class 2)              Subaccount (Class 2)
-----------------------   -------------------------   --------------------------   ---------------------------
   2006         2005          2006          2005          2006           2005          2006          2005
----------   ----------   -----------   -----------   ------------   -----------   ------------   ------------
$  (13,506)  $   (9,426)  $  (206,880)  $  (217,768)  $   (135,991)  $  (202,641)  $    (69,851)  $    (39,819)
    30,607        5,882       460,713       181,627      5,597,674       294,809        788,654         207,114

   125,911       25,792       443,143       323,752     (4,095,506)    1,440,668      1,213,341      1,105,745
----------   ----------   -----------   -----------   ------------   -----------   ------------   ------------

   143,012       22,248       696,976       287,611      1,366,177     1,532,836      1,932,144      1,273,040
----------   ----------   -----------   -----------   ------------   -----------   ------------   ------------

    69,244      512,592        78,955       159,588         54,946     1,014,266        160,952        336,576

    45,550       80,473       374,956       275,427        935,411     3,162,621      2,895,035      3,975,409

        --           --            --            --             --            --             --             --
       (84)         (92)       (1,474)       (1,624)            (9)       (2,138)          (830)          (613)
  (138,033)      (8,947)   (1,351,120)     (606,890)      (391,049)   (1,045,405)    (1,198,073)      (309,989)

   (67,189)      (1,484)   (1,166,689)   (1,302,617)   (21,838,182)     (752,291)    (2,209,542)    (1,509,099)

        --           --            --            --             --            --             --             --
        --       (9,356)      (40,478)     (103,223)       (15,568)     (216,400)           (39)            --
----------   ----------   -----------   -----------   ------------   -----------   ------------   ------------

   (90,512)     573,186    (2,105,850)   (1,579,339)   (21,254,451)    2,160,653       (352,497)     2,492,284
----------   ----------   -----------   -----------   ------------   -----------   ------------   ------------

    52,500      595,434    (1,408,874)   (1,291,728)   (19,888,274)    3,693,489      1,579,647      3,765,324

 1,027,630      432,196    11,530,593    12,822,321     19,888,274    16,194,785      7,539,757      3,774,433
----------   ----------   -----------   -----------   ------------   -----------   ------------   ------------
$1,080,130   $1,027,630   $10,121,719   $11,530,593   $         --   $19,888,274   $  9,119,404   $  7,539,757
==========   ==========   ===========   ===========   ============   ===========   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             FTVIPT Templeton           FTVIPT Templeton
                                            Foreign Securities          Growth Securities
                                           Subaccount (Class 2)       Subaccount (Class 2)     High Yield Bond Trust
                                        -------------------------   ------------------------   ----------------------
                                            2006         2005           2006         2005         2006         2005
                                        -----------   -----------   -----------   ----------   ----------   ---------
Operations:
  Net investment income (loss) .......  $  (151,776)  $  (146,420)  $   (30,887)  $  (32,289)  $    9,479   $  (3,005)
  Realized gain (loss) ...............    1,134,371       273,488       965,125       56,354       (4,113)       (298)
  Change in unrealized gain (loss)
    on investments ...................    3,229,165     1,593,414      (539,071)     240,453       (2,088)      3,327
                                        -----------   -----------   -----------   ----------   ----------   ---------
    Net increase (decrease) in
      net assets resulting from
      operations .....................    4,211,760     1,720,482       395,167      264,518        3,278          24
                                        -----------   -----------   -----------   ----------   ----------   ---------
Unit Transactions:
  Participant purchase payments ......      387,839     1,255,876       153,087      814,241        8,619      61,744
  Participant transfers from other
    funding options ..................    2,939,165     3,158,656       502,913    1,743,463        2,878      64,004
  Growth rate intra-fund
    transfers in .....................           --        10,222            --           --           --          --
  Administrative charges .............       (2,275)       (2,100)           (3)        (494)          --         (23)
  Contract surrenders ................   (3,474,323)   (1,207,006)      (67,907)    (299,577)          --        (950)
  Participant transfers to other
    funding options ..................   (1,243,089)     (777,126)   (5,369,251)    (418,897)    (163,653)    (50,454)
  Growth rate intra-fund
    transfers out ....................           --       (10,222)           --           --           --          --
  Other receipts/(payments)...........     (240,055)     (170,623)           --         (242)          --          --
                                        -----------   -----------   -----------   ----------   ----------   ---------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............   (1,632,738)    2,257,677    (4,781,161)   1,838,494     (152,156)     74,321
                                        -----------   -----------   -----------   ----------   ----------   ---------
    Net increase (decrease) in
      net assets .....................    2,579,022     3,978,159    (4,385,994)   2,103,012     (148,878)     74,345
Net Assets:
  Beginning of year ..................   22,314,332    18,336,173     4,385,994    2,282,982      148,878      74,533
                                        -----------   -----------   -----------   ----------   ----------   ---------
  End of year ........................  $24,893,354   $22,314,332   $        --   $4,385,994   $       --   $ 148,878
                                        ===========   ===========   ===========   ==========   ==========   =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   Janus Aspen Balanced       Janus Aspen Global Life   Janus Aspen Global Technology      Janus Aspen Mid Cap
        Subaccount              Sciences Subaccount              Subaccount                 Growth Subaccount
     (Service Shares)            (Service Shares)             (Service Shares)              (Service Shares)
---------------------------   -----------------------   -----------------------------   ------------------------
    2006           2005          2006         2005          2006            2005            2006         2005
------------   ------------   ----------   ----------   -------------   -------------   -----------   ----------
$     (9,888)  $     (1,137)  $   (1,334)  $   (1,279)  $      (2,432)  $      (2,525)  $   (51,794)  $  (50,615)
     232,842          9,996        4,970          958           8,829           5,109        51,197      (35,281)

    (180,176)        62,917         (820)       5,990          (2,141)          4,953       339,522      386,026
 -----------   ------------  -----------   ----------   -------------  --------------   -----------  -----------

      42,778         71,776        2,816        5,669           4,256           7,537       338,925      300,130
------------   ------------   ----------   ----------   -------------   -------------   -----------   ----------

          --         51,649          284           36           1,234           9,486        10,076      167,061

       1,606         12,378          893           38          25,319             130        83,211       53,069

          --             --           --           --              --              --            --           --
          --           (152)         (38)         (35)            (69)            (71)         (861)        (975)
     (11,578)       (48,180)     (12,525)         (44)        (15,981)         (1,254)     (407,241)    (226,151)

  (1,414,806)        (3,422)        (519)      (2,410)        (36,134)        (76,431)      (93,622)    (146,378)

          --             --           --           --              --              --            --           --
          --        (22,618)          --           --              --              --      (144,559)     (21,691)
------------   ------------   ----------   ----------   -------------   -------------   -----------   ----------

  (1,424,778)       (10,345)     (11,905)      (2,415)        (25,631)        (68,140)     (552,996)    (175,065)
------------   ------------   ----------   ----------   -------------   -------------   -----------   ----------

  (1,382,000)        61,431       (9,089)       3,254         (21,375)        (60,603)     (214,071)     125,065

   1,382,000      1,320,569       61,130       57,876         123,204         183,807     3,332,960    3,207,895
------------   ------------   ----------   ----------   -------------   -------------   -----------   ----------
$         --   $  1,382,000   $   52,041   $   61,130   $     101,829   $     123,204   $ 3,118,889   $3,332,960
============   ============   ==========   ==========   =============   =============   ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        Janus Aspen Worldwide
                                          Growth Subaccount     Lazard Retirement Small Cap   LMPIS Dividend Strategy
                                          (Service Shares)              Subaccount                  Subaccount
                                        ---------------------   ---------------------------   -----------------------
                                           2006        2005         2006           2005          2006         2005
                                        ---------   ---------   ------------   ------------   ----------   ----------
Operations:
  Net investment income (loss) .......  $  (1,684)  $  (2,522)  $    (60,244)  $    (63,722)  $     (835)  $   (2,005)
  Realized gain (loss) ...............     18,927       3,447        656,263        276,487       76,776       29,095
  Change in unrealized gain (loss)
    on investments ...................     14,561       6,949       (239,416)      (144,288)     242,312      (82,373)
                                        ---------   ---------   ------------   ------------   ----------   ----------
    Net increase (decrease) in
      net assets resulting from
      operations .....................     31,804       7,874        356,603         68,477      318,253      (55,283)
                                        ---------   ---------   ------------   ------------   ----------   ----------
Unit Transactions:
  Participant purchase payments ......        100       7,906         80,158        268,095       50,000       61,281
  Participant transfers from other
    funding options ..................         33       3,156        440,170        510,927       16,400       91,614
  Growth rate intra-fund
    transfers in .....................         --          --             --             --           --           --
  Administrative charges .............        (53)        (40)          (484)          (490)        (454)        (480)
  Contract surrenders ................    (53,004)    (11,755)      (259,548)      (182,894)    (218,128)    (117,653)
  Participant transfers to other
    funding options ..................    (24,661)    (24,130)    (3,770,510)      (288,347)    (273,691)    (223,275)
  Growth rate intra-fund
    transfers out ....................         --          --             --             --           --           --
  Other receipts/(payments) ..........    (19,711)         --        (37,302)       (30,043)     (76,754)    (146,693)
                                        ---------   ---------   ------------   ------------   ----------   ----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............    (97,296)    (24,863)    (3,547,516)       277,248     (502,627)    (335,206)
                                        ---------   ---------   ------------   ------------   ----------   ----------
    Net increase (decrease) in
      net assets .....................    (65,492)    (16,989)    (3,190,913)       345,725     (184,374)    (390,489)
Net Assets:
  Beginning of year ..................    262,923     279,912      3,190,913      2,845,188    2,274,178    2,664,667
                                        ---------   ---------   ------------   ------------   ----------   ----------
  End of year ........................  $ 197,431   $ 262,923   $         --   $  3,190,913   $2,089,804   $2,274,178
                                        =========   =========   ============   ============   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

LMPIS Premier Selections
         All Cap            LMPVPV Small Cap Growth          LMPVPI All Cap            LMPVPI All Cap
    Growth Subaccount      Opportunities Subaccount       Subaccount (Class I)      Subaccount (Class II)
------------------------   ------------------------   ---------------------------   ---------------------
   2006          2005          2006         2005          2006           2005          2006        2005
----------   -----------   ----------   -----------   ------------   ------------   ---------   ---------
$  (50,897)  $   (47,967)  $ (121,672)  $  (124,258)  $    (76,171)  $   (168,360)  $     131   $     (16)
   159,627        25,448      489,905       835,184      1,348,300        650,762       5,152           2

    24,179       137,743       (7,848)     (536,594)       924,957       (237,705)      9,616          75
----------   -----------   ----------   -----------   ------------   ------------   ---------   ---------

   132,909       115,224      360,385       174,332      2,197,086        244,697      14,899          61
----------   -----------   ----------   -----------   ------------   ------------   ---------   ---------

    50,000         7,196       45,581       223,242         48,055         96,231     115,700       1,760

    53,084        38,908      300,828     2,836,386        314,113        541,701      25,995          --

        --            --           --            --             --             --          --          --
      (195)         (236)        (515)         (636)        (2,046)        (2,471)         --          --
  (106,459)      (71,841)    (955,864)     (384,859)    (2,297,659)      (870,455)         --          --

  (242,318)      (47,767)  (4,119,312)     (917,993)    (1,158,910)    (3,656,151)    (31,030)         --

        --            --           --            --             --             --          --          --
        --       (37,289)     (17,268)      (37,538)      (146,114)      (122,020)         --          --
----------   -----------   ----------   -----------   ------------   ------------   ---------   ---------

  (245,888)     (111,029)  (4,746,550)    1,718,602     (3,242,561)    (4,013,165)    110,665       1,760
----------   -----------   ----------   -----------   ------------   ------------   ---------   ---------

  (112,979)        4,195   (4,386,165)    1,892,934     (1,045,475)    (3,768,468)    125,564       1,821

 2,818,452     2,814,257    7,503,616     5,610,682     15,482,894     19,251,362       1,821          --
----------   -----------   ----------   -----------   ------------   ------------   ---------   ---------
$2,705,473   $ 2,818,452   $3,117,451   $ 7,503,616   $ 14,437,419   $ 15,482,894   $ 127,385   $   1,821
==========   ===========   ==========   ===========   ============   ============   =========   =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                             LMPVPI Large Cap
                                           LMPVPI Investors Subaccount       Growth Subaccount        LMPVPI Small Cap Growth
                                                   (Class I)                     (Class I)              Subaccount (Class I)
                                          ----------------------------   ------------------------   ---------------------------
                                              2006            2005          2006          2005           2006          2005
                                          ------------   -------------   ----------   -----------   ------------   ------------
Operations:
   Net investment income (loss) .......   $    (56,016)  $     (90,361)  $   (9,357)  $    (9,661)  $   (169,619)  $   (170,056)
   Realized gain (loss) ...............      1,282,254         417,884       14,997         5,117        971,497      1,008,598
   Change in unrealized gain (loss)
     on investments ...................        519,139         278,774       (5,062)       15,014       (221,122)      (586,110)
                                          ------------   -------------   ----------   -----------   ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       operations .....................      1,745,377         606,297          578        10,470        580,756        252,432
                                          ------------   -------------   ----------   -----------   ------------   ------------
Unit Transactions:
   Participant purchase payments ......        144,257         270,794      120,667         7,614         53,681         94,339
   Participant transfers from other
     funding options ..................        134,602       1,735,028       78,448        29,311        143,478      2,737,775
   Growth rate intra-fund
     transfers in .....................             --              --           --            --             --             --
   Administrative charges .............         (1,387)         (1,538)         (85)          (96)        (1,018)        (1,246)
   Contract surrenders ................     (1,675,760)       (518,416)     (27,681)      (23,098)    (1,040,482)      (472,189)
   Participant transfers to other
     funding options ..................     (2,818,594)     (2,570,715)    (269,080)     (156,881)    (4,503,455)      (807,808)
   Growth rate intra-fund
     transfers out ....................             --              --           --            --             --             --
   Other receipts/(payments) ..........       (233,672)       (234,337)          --            --        (14,150)       (19,796)
                                          ------------   -------------   ----------   -----------   ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       unit transactions ..............     (4,450,554)      (,319,184)     (97,731)     (143,150)    (5,361,946)     1,531,075
                                          ------------   -------------   ----------   -----------   ------------   ------------
     Net increase (decrease) in
       net assets .....................     (2,705,177)       (712,887)     (97,153)     (132,680)    (4,781,190)     1,783,507
Net Assets:
   Beginning of year ..................     13,243,044      13,955,931      452,041       584,721     10,157,575      8,374,068
                                          ------------   -------------   ----------   -----------   ------------   ------------
   End of year ........................   $ 10,537,867   $  13,243,044   $  354,888   $   452,041   $  5,376,385   $ 10,157,575
                                          ============   =============   ==========   ===========   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   LMPVPI Total Return     LMPVPII Aggressive Growth   LMPVPII Aggressive Growth        LMPVPII Appreciation
  Subaccount (Class II)       Subaccount (Class I)       Subaccount (Class II)              Subaccount
------------------------   -------------------------   -------------------------   -----------------------------
    2006         2005          2006          2005          2006          2005           2006            2005
-----------   ----------   -----------   -----------   -----------   -----------   -------------   -------------
$     6,085   $     (213)  $   (18,890)  $   (16,608)  $   (16,460)  $   (14,594)  $    (233,590)  $    (308,392)
     12,049          750        50,816         8,308        19,889         2,820       1,989,506         432,093

      7,626        1,200        36,538        68,090        51,710        63,148       1,900,242         641,158
-----------   ----------   -----------   -----------   -----------   -----------   -------------   -------------

     25,760        1,737        68,464        59,790        55,139        51,374       3,656,158         764,859
-----------   ----------   -----------   -----------   -----------   -----------   -------------   -------------

    355,659       22,642        77,760        69,259        43,871        46,589          53,225         679,132

    170,278        2,562        31,623        32,046        17,166        78,230         374,114         783,039

         --           --            --            --            --            --              --          12,107
        (33)         (20)          (93)         (101)          (93)          (79)         (4,051)         (4,393)
    (18,157)      (1,255)     (167,622)      (23,124)      (53,089)       (9,281)     (4,225,244)     (1,844,420)

       (570)        (170)      (35,837)      (17,659)      (57,649)      (17,526)       (839,142)       (997,321)

         --           --            --            --            --            --              --         (12,108)
         --           --            21            --            --            --        (368,425)       (370,989)
-----------   ----------   -----------   -----------   -----------   -----------   -------------   -------------

    507,177       23,759       (94,148)       60,421       (49,794)       97,933      (5,009,523)     (1,754,953)
-----------   ----------   -----------   -----------   -----------   -----------   -------------   -------------

    532,937       25,496       (25,684)      120,211         5,345       149,307      (1,353,365)       (990,094)

    106,837       81,341       836,356       716,145       722,688       573,381      31,713,028      32,703,122
-----------   ----------   -----------   -----------   -----------   -----------   -------------   -------------
$   639,774   $  106,837   $   810,672   $   836,356   $   728,033   $   722,688   $  30,359,663   $  31,713,028
===========   ==========   ===========   ===========   ===========   ===========   =============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            LMPVPII Diversified
                                                 Strategic               LMPVPII Equity Index       LMPVPII Fundamental Value
                                             Income Subaccount           Subaccount (Class II)              Subaccount
                                        ---------------------------  ----------------------------  ---------------------------
                                            2006          2005          2006             2005           2006          2005
                                        ------------  -------------  -------------  -------------  -------------  ------------
Operations:
   Net investment income (loss) ......  $    520,176  $     561,084  $     (71,872) $     (95,150) $    (120,878) $   (385,045)
   Realized gain (loss) ..............       (75,099)        25,223        549,293        301,325      2,985,355     3,232,818
   Change in unrealized gain (loss)
     on investments ..................        (6,228)      (464,710)     1,185,120        105,335      2,921,782    (1,594,444)
                                        ------------  -------------  -------------  -------------  -------------  ------------
     Net increase (decrease) in
       net assets resulting from
       operations ....................       438,849        121,597      1,662,541        311,510      5,786,259     1,253,329
                                        ------------  -------------  -------------  -------------  -------------  ------------
Unit Transactions:
   Participant purchase payments .....         8,645        331,546         60,476        118,952        281,202       547,619
   Participant transfers from other
     funding options .................       125,092        714,897        156,716        699,272      1,010,557     1,835,555
   Growth rate intra-fund
     transfers in ....................            --             --             --             --             --        12,629
   Administrative charges ............        (1,783)        (2,081)        (1,819)        (2,076)        (6,133)       (6,869)
   Contract surrenders ...............    (2,013,913)    (1,468,668)    (1,438,648)    (1,549,647)    (6,864,981)   (3,131,793)
   Participant transfers to other
     funding options .................      (964,427)    (1,330,383)      (445,580)      (991,415)    (2,563,166)   (2,389,307)
   Growth rate intra-fund
     transfers out ...................            --             --             --             --             --       (12,630)
   Other receipts/(payments) .........       (92,884)      (293,080)       (61,785)       (81,086)      (210,132)     (335,910)
                                        ------------  -------------  -------------  -------------  -------------  ------------
     Net increase (decrease) in
       net assets resulting from
       unit transactions .............    (2,939,270)    (2,047,769)    (1,730,640)    (1,806,000)    (8,352,653)   (3,480,706)
                                        ------------  -------------  -------------  -------------  -------------  ------------
     Net increase (decrease) in
       net assets ....................    (2,500,421)    (1,926,172)       (68,099)    (1,494,490)    (2,566,394)   (2,227,377)
Net Assets:
   Beginning of year .................    15,109,992     17,036,164     13,874,487     15,368,977     43,837,646    46,065,023
                                        ------------  -------------  -------------  -------------  -------------  ------------
   End of year .......................  $ 12,609,571  $  15,109,992  $  13,806,388  $  13,874,487  $  41,271,252  $ 43,837,646
                                        ============  =============  =============  =============  =============  ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

LMPVPII Growth and Income    LMPVPIII Adjustable Rate       LMPVPIII Aggressive Growth         LMPVPIII High Income
   Subaccount (Class I)          Income Subaccount                 Subaccount                       Subaccount
-------------------------   ---------------------------   -----------------------------   -----------------------------
   2006         2005            2006           2005           2006            2005             2006            2005
----------   ------------   ------------   ------------   -------------   -------------   -------------   -------------
$   (1,527)  $     (1,461)  $     96,275   $     50,784   $  (1,196,030)  $  (1,155,519)  $   1,138,586   $   1,437,294
     8,744            559          5,351          5,899       2,747,235         724,927         (71,849)         49,460

        14          2,041        (13,717)       (38,241)      2,667,727       6,401,261         770,314      (1,321,639)
----------   ------------   ------------   ------------   -------------   -------------   -------------   -------------

     7,231          1,139         87,909         18,442       4,218,932       5,970,669       1,837,051         165,115
----------   ------------   ------------   ------------   -------------   -------------   -------------   -------------

        --             --         54,623        105,407         389,291       1,081,345          98,572         531,386
     1,270          1,250        545,910      1,867,358       2,987,989       4,306,297       1,114,907       2,453,412

        --             --             --             --              --           8,880              --              --
       (30)           (28)          (481)          (631)         (9,843)        (10,874)         (3,086)         (3,618)
   (33,629)        (2,139)      (352,884)      (274,863)     (9,690,534)     (3,670,762)     (3,453,559)     (1,923,227)

       (72)           (13)    (1,187,122)    (1,451,072)     (3,072,594)     (3,677,861)     (2,661,882)     (4,448,159)

        --             --             --             --              --          (8,880)             --              --
        --             --       (122,253)       (73,282)       (354,231)       (495,445)       (468,728)       (125,550)
----------   ------------   ------------   ------------   -------------   -------------   -------------   -------------

   (32,461)          (930)    (1,062,207)       172,917      (9,749,922)     (2,467,300)     (5,373,776)     (3,515,756)
----------   ------------   ------------   ------------   -------------   -------------   -------------   -------------

   (25,230)           209       (974,298)       191,359      (5,530,990)      3,503,369      (3,536,725)     (3,350,641)

    85,437         85,228      5,086,873      4,895,514      67,565,138      64,061,769      24,072,295      27,422,936
----------   ------------   ------------   ------------   -------------   -------------   -------------   -------------
$   60,207   $     85,437   $  4,112,575   $  5,086,873   $  62,034,148   $  67,565,138   $  20,535,570   $  24,072,295
==========   ============   ============   ============   =============   =============   =============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           LMPVPIII International
                                                   All Cap                 LMPVPIII Large Cap             LMPVPIII Large Cap
                                              Growth Subaccount             Growth Subaccount                 Subaccount
                                         ---------------------------   ----------------------------   ---------------------------
                                             2006           2005           2006            2005           2006           2005
                                         ------------   ------------   ------------   -------------   ------------   ------------
Operations:
   Net investment income (loss) ......   $     11,927   $     (1,843)  $   (381,300)  $    (436,796)  $    (27,307)  $      1,453
   Realized gain (loss) ..............        389,686        126,867        399,786         156,885        341,671         23,803
   Change in unrealized gain (loss)
     on investments ..................        199,742        134,944        456,466       1,061,442        911,985        360,366
                                         ------------   ------------   ------------   -------------   ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       operations ....................        601,355        259,968        474,952         781,531      1,226,349        385,622
                                         ------------   ------------   ------------   -------------   ------------   ------------
Unit Transactions:
   Participant purchase payments .....             --          4,910        160,692         526,537             --            840
   Participant transfers from other
     funding options .................        131,250        346,852        484,022       1,058,006         25,580         21,900
   Growth rate intra-fund
     transfers in ....................             --         13,022             --              --             --             --
   Administrative charges ............           (700)          (780)        (5,086)         (6,023)        (1,235)        (1,408)
   Contract surrenders ...............       (700,760)      (279,100)    (2,805,053)     (1,664,533)    (1,034,886)      (547,623)
   Participant transfers to other
     funding options .................       (181,248)       (96,098)    (1,796,049)     (2,628,069)      (433,390)      (322,010)
   Growth rate intra-fund
     transfers out ...................             --        (13,022)            --              --             --             --
   Other receipts/(payments) .........        (13,852)       (19,464)      (510,499)       (412,311)       (18,066)      (193,479)
                                         ------------   ------------   ------------   -------------   ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       unit transactions .............       (765,310)       (43,680)    (4,471,973)     (3,126,393)    (1,461,997)    (1,041,780)
                                         ------------   ------------   ------------   -------------   ------------   ------------
     Net increase (decrease) in
       net assets ....................       (163,955)       216,288     (3,997,021)     (2,344,862)      (235,648)      (656,158)
Net Assets:
   Beginning of year .................      2,952,334      2,736,046     26,025,608      28,370,470      8,233,613      8,889,771
                                         ------------   ------------   ------------   -------------   ------------   ------------
   End of year .......................   $  2,788,379   $  2,952,334   $ 22,028,587   $  26,025,608   $  7,997,965   $  8,233,613
                                         ============   ============   ============   =============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                  LMPVPIV Multiple Discipline     LMPVPIV Multiple Discipline
    LMPVPIII Mid Cap Core           LMPVPIII Money Market             Subaccount-All Cap          Subaccount-Balanced All Cap
         Subaccount                       Subaccount                   Growth and Value                 Growth and Value
-----------------------------   -----------------------------   ------------------------------   -----------------------------
     2006            2005            2006            2005            2006            2005            2006             2005
-------------   -------------   -------------   -------------   -------------   --------------   -------------   -------------
$    (192,428)  $    (178,629)  $     416,821   $     155,593   $  (1,521,082)  $  ( 1,896,019)  $    (486,100)  $    (745,526)
    2,465,553       1,474,805              --              --       9,112,279        3,743,550       4,632,962       1,680,193

     (405,031)       (328,736)             --              --       2,944,525        1,374,126       1,460,963         744,284
-------------   -------------   -------------   -------------   -------------   --------------   -------------   -------------

    1,868,094         967,440         416,821         155,593      10,535,722        3,221,657       5,607,825       1,678,951
-------------   -------------   -------------   -------------   -------------   --------------   -------------   -------------

       66,379         164,261         896,913         296,199         701,066        2,621,809         269,023       1,529,597

      147,220         214,525      12,717,632      10,171,772         829,175        5,644,564         590,075       5,141,231

           --              --              --              --              --               --              --              --
       (2,383)         (2,768)         (2,675)         (2,652)        (13,789)         (15,289)        (12,487)        (13,998)
   (1,701,947)     (1,072,673)    (11,402,856)     (2,579,207)    (17,874,319)      (4,541,997)    (14,112,372)     (3,454,765)

     (847,397)       (688,076)     (2,943,001)    (10,056,378)     (9,026,961)     (11,815,118)     (5,536,708)     (8,607,766)

           --              --              --              --              --               --              --              --
     (578,011)        (68,700)       (141,086)       (480,577)       (762,196)        (422,806)       (818,160)     (1,244,533)
-------------   -------------   -------------   -------------   -------------   --------------   -------------   -------------

   (2,916,139)     (1,453,431)       (875,073)     (2,650,843)    (26,147,024)      (8,528,837)    (19,620,629)     (6,650,234)
-------------   -------------   -------------   -------------   -------------   --------------   -------------   -------------

   (1,048,045)       (485,991)       (458,252)     (2,495,250)    (15,611,302)      (5,307,180)    (14,012,804)     (4,971,283)

   15,994,434      16,480,425      15,322,274      17,817,524     109,248,293      114,555,473      79,925,029      84,896,312
-------------   -------------   -------------   -------------   -------------   --------------   -------------   -------------
$  14,946,389   $  15,994,434   $  14,864,022   $  15,322,274   $  93,636,991   $  109,248,293   $  65,912,225   $  79,925,029
=============   =============   =============   =============   =============   ==============   =============   =============

    The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         LMPVPIV Multiple Discipline    LMPVPIV Multiple Discipline           Lord Abbett
                                           Subaccount-Global All Cap        Subaccount-Large Cap           Growth and Income
                                               Growth and Value               Growth and Value           Subaccount (Class VC)
                                         ----------------------------   ---------------------------   ---------------------------
                                              2006           2005           2006           2005           2006           2005
                                         -------------   ------------   ------------   ------------   ------------   ------------
Operations:
   Net investment income (loss) ......   $    (202,133)  $   (266,301)  $   (128,698)  $   (156,263)  $   (108,905)  $   (131,487)
   Realized gain (loss) ..............       1,355,628        523,975        515,594        314,365        698,790        805,670
   Change in unrealized gain (loss)
     on investments ..................       1,648,983        733,895        502,982         10,310      1,089,398       (519,852)
                                         -------------   ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       operations ....................       2,802,478        991,569        889,878        168,412      1,679,283        154,331
                                         -------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
   Participant purchase payments .....          76,067      1,395,017         54,745        557,880         96,109        517,654
   Participant transfers from other
     funding options .................       2,213,677      3,369,914        331,153        724,347        787,687      1,167,267
   Growth rate intra-fund
     transfers in ....................              --             --             --             --             --             --
   Administrative charges ............          (2,437)        (2,686)        (1,314)        (1,509)        (1,049)          (907)
   Contract surrenders ...............      (2,880,772)      (466,796)    (1,918,778)      (548,297)    (1,472,573)      (251,543)
   Participant transfers to other
     funding options .................      (1,631,047)    (2,662,955)      (328,402)    (1,086,471)      (736,726)      (572,638)
   Growth rate intra-fund
     transfers out ...................              --             --             --             --             --             --
   Other receipts/(payments) .........         (79,841)          (294)       (21,983)      (241,674)       (80,291)      (197,891)
                                         -------------   ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       unit transactions .............      (2,304,353)     1,632,200     (1,884,579)      (595,724)    (1,406,843)       661,942
                                         -------------   ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in
       net assets ....................         498,125      2,623,769       (994,701)      (427,312)       272,440        816,273
Net Assets:
   Beginning of year .................      23,291,110     20,667,341     10,313,598     10,740,910     12,082,955     11,266,682
                                         -------------   ------------   ------------   ------------   ------------   ------------
   End of year .......................   $  23,789,235   $ 23,291,110   $  9,318,897   $ 10,313,598   $ 12,355,395   $ 12,082,955
                                         =============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                         MIST Batterymarch Mid-Cap
 Lord Abbett Mid-Cap Value                                   Stock Subaccount        MIST BlackRock High Yield
   Subaccount (Class VC)        Managed Assets Trust             (Class A)              Subaccount (Class A)
---------------------------   ------------------------   -------------------------   -------------------------
    2006           2005          2006          2005         2006          2005           2006         2005
------------   ------------   -----------   ----------   -----------   -----------   -----------   -----------
$   (267,177)  $   (253,211)  $       298   $     (502)  $   (16,058)  $        --   $   (24,965)  $        --
   1,888,836      1,196,189         1,930          607       (16,603)           --         6,387            --

     (81,363)       131,001          (303)          70       (40,608)           --       103,322            --
------------   ------------   -----------   ----------   -----------   -----------   -----------   -----------

   1,540,296      1,073,979         1,925          175       (73,269)           --        84,744            --
------------   ------------   -----------   ----------   -----------   -----------   -----------   -----------

     162,514      1,056,377            --        2,000        13,454            --         4,110            --

   1,019,471      4,165,887            --      190,767     1,363,199            --     2,107,658            --

          --             --            --           --            --            --            --            --
      (1,809)        (1,805)           --           --          (227)           --          (284)           --
  (1,894,951)      (623,653)           --           --      (129,181)           --      (127,613)           --

  (2,617,514)      (739,521)     (109,008)    (100,000)      (32,866)           --      (370,159)           --

          --             --            --           --            --            --            --            --
     (62,433)       (43,392)           --           --            --            --       (10,028)           --
------------   ------------   -----------   ----------   -----------   -----------   -----------   -----------

  (3,394,722)     3,813,893      (109,008)      92,767     1,214,379            --     1,603,684            --
------------   ------------   -----------   ----------   -----------   -----------   -----------   -----------

  (1,854,426)     4,887,872      (107,083)      92,942     1,141,110     1,688,428            --

  18,259,573     13,371,701       107,083       14,141            --            --            --            --
------------   ------------   -----------   ----------   -----------   -----------   -----------   -----------
$ 16,405,147   $ 18,259,573   $        --   $  107,083   $ 1,141,110   $        --   $ 1,688,428   $        --
============   ============   ===========   ==========   ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                              MIST BlackRock              MIST Dreman           MIST Harris Oakmark
                                              Large-Cap Core            Small-Cap Value      International Subaccount
                                           Subaccount (Class A)      Subaccount (Class A)           (Class A)
                                         -----------------------   -----------------------   ------------------------
                                            2006          2005        2006         2005          2006         2005
                                         -----------   ---------   ---------   -----------   -----------   ----------
Operations:
   Net investment income (loss) ......   $   (36,252)  $      --   $  (1,403)  $        --   $  (103,498)  $       --
   Realized gain (loss) ..............         2,246          --       5,359            --        13,381           --
   Change in unrealized gain (loss)
     on investments ..................       202,180          --      32,831            --       881,906           --
                                         -----------   ---------   ---------   -----------   -----------   ----------
     Net increase (decrease) in
       net assets resulting from
       operations ....................       168,174          --      36,787            --       791,789           --
                                         -----------   ---------   ---------   -----------   -----------   ----------
Unit Transactions:
   Participant purchase payments .....        20,776          --      20,757            --       132,894           --
   Participant transfers from other
     funding options .................     3,239,780          --     516,657            --     8,761,692           --
   Growth rate intra-fund
     transfers in ....................            --          --          --            --            --           --
   Administrative charges ............          (425)         --         (11)           --          (724)          --
   Contract surrenders ...............      (217,538)         --     (59,253)           --      (620,774)          --
   Participant transfers to other
     funding options .................       (78,011)         --     (36,480)           --      (199,689)          --
   Growth rate intra-fund
     transfers out ...................            --          --          --            --            --           --
   Other receipts/(payments) .........       (64,916)         --          --            --            53           --
                                         -----------   ---------   ---------   -----------   -----------   ----------
     Net increase (decrease) in net
       assets resulting from
       unit transactions .............     2,899,666          --     441,670            --     8,073,452           --
                                         -----------   ---------   ---------   -----------   -----------   ----------
     Net increase (decrease) in net
       assets ........................     3,067,840          --     478,457            --     8,865,241           --
Net Assets:
   Other receipts/(payments) .........            --          --          --            --            --           --
                                         -----------   ---------   ---------   -----------   -----------   ----------
   End of year .......................   $ 3,067,840   $      --   $ 478,457   $        --   $ 8,865,241   $       --
                                         ===========   =========   =========   ===========   ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

        MIST Janus           MIST Legg Mason Partners        MIST Lord Abbett          MIST Lord Abbett
  Capital Appreciation            Managed Assets              Bond Debenture          Growth and Income
   Subaccount (Class A)        Subaccount (Class A)        Subaccount (Class A)      Subaccount (Class B)
-------------------------   --------------------------   -----------------------   ------------------------
   2006           2005         2006          2005            2006         2005          2006         2005
-----------   -----------   ----------   -------------   -----------   ---------   -------------   --------
$   (14,302)  $        --   $     (253)  $          --   $   (37,761)  $      --   $    (336,796)  $     --
    (12,518)           --            3              --        16,032          --          56,857         --

     37,693            --        1,356              --       135,881          --       1,965,891         --
-----------   -----------   ----------   -------------   -----------   ---------   -------------   --------

     10,873            --        1,106              --       114,152          --       1,685,952         --
-----------   -----------   ----------   -------------   -----------   ---------   -------------   --------

      5,795            --           --              --         3,803          --         169,495         --

  1,349,996            --       20,093              --     2,733,139          --      27,722,069         --

         --            --           --              --            --          --              --         --
       (209)           --           --              --          (283)         --          (2,950)        --
   (136,167)           --           --              --      (196,584)         --      (2,966,095)        --

   (296,896)           --           --              --      (261,148)         --      (1,764,640)        --

         --            --           --              --            --          --              --         --
         --            --           --              --            --          --        (200,218)        --
-----------   -----------   ----------   -------------   -----------   ---------   -------------   --------

    922,519            --       20,093              --     2,278,927          --      22,957,661         --
-----------   -----------   ----------   -------------   -----------   ---------   -------------   --------

    933,392            --       21,199              --     2,393,079          --      24,643,613         --

         --            --           --              --            --          --              --         --
-----------   -----------   ----------   -------------   -----------   ---------   -------------   --------
$   933,392   $        --   $   21,199   $          --   $ 2,393,079   $      --   $  24,643,613   $     --
===========   ===========   ==========   =============   ===========   =========   =============   ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            MIST Lord Abbett           MIST Met/AIM               MIST Met/AIM
                                             Mid-Cap Value          Capital Appreciation         Small Cap Growth
                                           Subaccount (Class B)     Subaccount (Class A)       Subaccount (Class A)
                                         -----------------------   ------------------------   ---------------------
                                            2006         2005          2006         2005          2006        2005
                                         ----------   ----------   -----------   ----------   -----------   -------
Operations:
   Net investment income (loss) ......   $   (2,993)  $       --   $   (36,229)  $       --   $    (1,290)  $    --
   Realized gain (loss) ..............       11,197           --       477,205           --           833        --
   Change in unrealized gain (loss)
     on investments ..................       20,403           --      (506,139)          --         4,057        --
                                         ----------   ----------   -----------   ----------   -----------   -------
     Net increase (decrease) in
       net assets resulting from
       operations ....................       28,607           --       (65,163)          --         3,600        --
                                         ----------   ----------   -----------   ----------   -----------   -------
Unit Transactions:
   Participant purchase payments .....        9,620           --         2,155           --        29,420        --
   Participant transfers from other
     funding options .................      445,760           --     4,364,768           --       104,414        --
   Growth rate intra-fund
     transfers in ....................           --           --            --           --            --        --
   Administrative charges ............          (33)          --          (357)          --           (15)       --
   Contract surrenders ...............     (128,559)          --      (182,184)          --       (20,927)       --
   Participant transfers to other
     funding options .................       (9,273)          --       (51,033)          --       (11,339)       --
   Growth rate intra-fund
     transfers out ...................           --           --            --           --            --        --
   Other receipts/(payments) .........           --           --            --           --            --        --
                                         ----------   ----------   -----------   ----------   -----------   -------
     Net increase (decrease) in
       net assets resulting from
       unit transactions .............      317,515           --     4,133,349           --       101,553        --
                                         ----------   ----------   -----------   ----------   -----------   -------
     Net increase (decrease) in
       net assets ....................      346,122           --     4,068,186           --       105,153        --
Net Assets:
   Beginning of year .................           --           --            --           --            --        --
                                         ----------   ----------   -----------   ----------   -----------   -------
   End of year .......................   $  346,122   $       --   $ 4,068,186   $       --   $   105,153   $    --
                                         ==========   ==========   ===========   ==========   ===========   =======

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                    MIST Neuberger             MIST Oppenheimer
     MIST MFS(R) Value            Berman Real Estate         Capital Appreciation          MIST Pioneer Fund
   Subaccount  (Class A)         Subaccount (Class A)        Subaccount (Class B)         Subaccount (Class A)
--------------------------   ---------------------------   ------------------------   ---------------------------
    2006           2005           2006           2005           2006        2005           2006          2005
-------------   ----------   -------------   -----------   ------------   ---------   -------------   -----------
$       3,115   $       --   $     (52,893)  $        --   $     (2,415)  $      --   $     (21,330)  $        --
      174,798           --          44,022            --         (1,596)         --           4,911            --

      178,067           --         738,972            --         12,213          --         126,755            --
-------------   ----------   -------------   -----------   ------------   ---------   -------------   -----------

      355,980           --         730,101            --          8,202          --         110,336            --
-------------   ----------   -------------   -----------   ------------   ---------   -------------   -----------

       28,810           --          27,775            --        131,506          --           6,700            --

    4,242,916           --       4,188,702            --        111,531          --       1,813,987            --

           --           --              --            --             --          --              --            --
         (241)          --            (684)           --            (14)         --            (135)           --
     (479,207)          --        (415,063)           --        (17,101)         --        (209,513)           --

     (267,937)          --        (195,463)           --         (3,606)         --         (42,645)           --

           --           --              --            --             --          --              --            --
           --           --              --            --             --          --         (31,878)           --
-------------   ----------   -------------   -----------   ------------   ---------   -------------   -----------

    3,524,341           --       3,605,267            --        222,316          --       1,536,516            --
-------------   ----------   -------------   -----------   ------------   ---------   -------------   -----------

    3,880,321           --       4,335,368            --        230,518          --       1,646,852            --

           --           --              --            --             --          --              --            --
-------------   ----------   -------------   -----------   ------------   ---------   -------------   -----------
$   3,880,321   $       --   $   4,335,368   $        --   $    230,518   $      --   $   1,646,852   $        --
=============   ==========   =============   ===========   ============   =========   =============   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                     MIST Pioneer           MIST Pioneer        MIST Third Avenue
                                                    Mid-Cap Value         Strategic Income       Small Cap Value
                                                 Subaccount (Class A)   Subaccount (Class A)   Subaccount (Class B)
                                                 --------------------   ---------------------   ---------------------
                                                    2006      2005          2006       2005        2006        2005
                                                 ---------  ---------   -----------  --------   -----------  --------
Operations:
   Net investment income (loss) ..............   $  (2,294) $      --   $   122,920  $     --   $   (56,186) $     --
   Realized gain (loss) ......................       3,941         --         7,008        --       (17,086)       --
   Change in unrealized gain (loss) on
     investments .............................       8,007         --       (25,204)       --       211,939        --
                                                 ---------  ---------   -----------  --------   -----------  --------
     Net increase (decrease) in net assets
        resulting from operations ............       9,654         --       104,724        --       138,667        --
                                                 ---------  ---------   -----------  --------   -----------  --------
Unit Transactions:
   Participant purchase payments .............       1,084         --        25,417        --        34,943        --
   Participant transfers from other funding
     options .................................     243,611         --     4,021,996        --     7,394,947        --
   Growth rate intra-fund transfers in .......          --         --            --        --            --        --
   Administrative charges ....................         (26)        --          (237)       --          (124)       --
   Contract surrenders .......................     (11,928)        --      (372,893)       --      (368,351)       --
   Participant transfers to other funding
     options .................................     (79,627)        --      (298,554)       --      (367,033)       --
   Growth rate intra-fund transfers out ......          --         --            --        --            --        --
   Other receipts/(payments) .................          --         --       (14,883)       --       (26,611)       --
                                                 ---------  ---------   -----------  --------   -----------  --------
     Net increase (decrease) in net assets
       resulting from unit transactions ......     153,114         --     3,360,846        --     6,667,771        --
                                                 ---------  ---------   -----------  --------   -----------  --------
     Net increase (decrease) in net assets....     162,768         --     3,465,570        --     6,806,438        --
Net Assets:
   Beginning of year .........................          --         --            --        --            --        --
                                                 ---------  ---------   -----------  --------   -----------  --------
   End of year ...............................   $ 162,768  $      --   $ 3,465,570  $     --   $ 6,806,438  $     --
                                                 =========  =========   ===========  ========   ===========  ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     MSF BlackRock           MSF BlackRock          MSF BlackRock          MSF BlackRock
   Aggressive Growth          Bond Income            Bond Income           Money Market
  Subaccount (Class D)   Subaccount (Class A)   Subaccount (Class E)   Subaccount (Class A)
 ---------------------   --------------------   --------------------   --------------------
     2006       2005        2006       2005         2006       2005       2006       2005
 -----------  --------   -----------   ------   ------------   -----   -----------  -------
 $   (60,017) $     --   $   (29,198)  $   --   $   (184,885)  $  --   $    47,064  $    --
     (70,733)       --         7,595       --         45,616      --            --       --

     (54,438)       --        93,384       --        665,429      --            --       --
 -----------  --------   -----------   ------   ------------   -----   -----------  -------

    (185,188)       --        71,781       --        526,160      --        47,064       --
 -----------  --------   -----------   ------   ------------   -----   -----------  -------

       6,193        --         4,113       --         65,295      --        21,549       --

   6,184,402        --     2,773,718       --     16,052,959      --     4,645,950       --

          --        --            --       --             --      --            --       --
      (1,476)       --          (386)      --         (2,107)     --          (283)      --
    (329,599)       --      (344,822)      --     (1,786,711)     --    (1,474,886)      --

    (607,934)       --      (107,955)      --       (347,094)     --    (1,065,627)      --

          --        --            --       --             --      --            --       --
      11,614        --            --       --        (75,462)     --            --       --
 -----------  --------   -----------   ------   ------------   -----   -----------  -------

   5,263,200        --     2,324,668       --     13,906,880      --     2,126,703       --
 -----------  --------   -----------   ------   ------------   -----   -----------  -------

   5,078,012        --     2,396,449       --     14,433,040      --     2,173,767       --

          --        --            --       --             --      --            --       --
 -----------  --------   -----------   ------   ------------   -----   -----------  -------
 $ 5,078,012  $     --   $ 2,396,449   $   --   $ 14,433,040   $  --   $ 2,173,767  $    --
 ===========  ========   ===========   ======   ============   =====   ===========  =======

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                  MSF Capital Guardian
                                                       U.S. Equity           MSF FI Large Cap       MSF FI Value Leaders
                                                  Subaccount (Class A)     Subaccount (Class A)     Subaccount (Class D)
                                                 ----------------------   ----------------------   ----------------------
                                                     2006        2005         2006        2005         2006        2005
                                                 -----------  ---------   ------------  --------   ------------  --------
Operations:
   Net investment income (loss) ..............   $   (22,942) $      --   $   (131,361) $     --   $   (181,886) $     --
   Realized gain (loss) ......................        (8,159)        --       (158,415)       --        (39,304)       --
   Change in unrealized gain (loss) on
     investments ............................         82,141         --        290,086        --        499,036        --
                                                 -----------  ---------   ------------  --------   ------------  --------
      Net increase (decrease) in net assets
        resulting from operations ............        51,040         --            310        --        277,846        --
                                                 -----------  ---------   ------------  --------   ------------  --------
Unit Transactions:
   Participant purchase payments .............         8,016         --         29,622        --         48,841        --
   Participant transfers from other funding
     options .................................     2,423,142         --     14,197,357        --     16,026,904        --
   Growth rate intra-fund transfers in .......            --         --             --        --             --        --
   Administrative charges ....................          (546)        --         (2,932)       --         (1,840)       --
   Contract surrenders .......................      (161,188)        --     (1,681,167)       --     (1,362,608)       --
   Participant transfers to other funding
     options .................................      (129,453)        --       (978,747)       --       (759,162)       --
   Growth rate intra-fund transfers out ......            --         --             --        --             --        --
   Other receipts/(payments) .................       (39,965)        --        (54,802)       --       (219,701)       --
                                                 -----------  ---------   ------------  --------   ------------  --------
      Net increase (decrease) in net assets
        resulting from unit transactions .....     2,100,006         --     11,509,331        --     13,732,434        --
                                                 -----------  ---------   ------------  --------   ------------  --------
      Net increase (decrease) in net assets...     2,151,046         --     11,509,641        --     14,010,280        --
Net Assets:
   Beginning of year .........................            --         --             --        --             --        --
                                                 -----------  ---------   ------------  --------   ------------  --------
   End of year ...............................   $ 2,151,046  $      --   $ 11,509,641  $     --   $ 14,010,280  $     --
                                                 ===========  =========   ============  ========   ============  ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      MSF MetLife                  MSF MetLife       MSF MetLife Conservative         MSF MetLife
 Aggressive Allocation     Conservative Allocation    to Moderate Allocation      Moderate Allocation
  Subaccount (Class B)      Subaccount (Class B)       Subaccount (Class B)      Subaccount (Class B)
------------------------   -----------------------   ------------------------   -----------------------
    2006         2005          2006        2005         2006         2005           2006        2005
------------  ----------   -----------  ----------   ----------  ------------   -----------  ----------
$    (11,424) $       --   $    (5,342) $       --   $   (4,687) $         --   $   (60,197) $       --
       2,807          --           594          --       20,001            --        32,070          --

      57,444          --        19,170          --        6,384            --       257,766          --
------------  ----------   -----------  ----------   ----------  ------------   -----------  ----------

      48,827          --        14,422          --       21,698            --       229,639          --
------------  ----------   -----------  ----------   ----------  ------------   -----------  ----------

      84,361          --            --          --           --            --        21,002          --

     950,606          --       407,136          --      918,783            --     4,345,112          --

          --          --            --          --           --            --            --          --
         (14)         --           (27)         --          (10)           --          (175)         --
     (54,374)         --        (3,940)         --     (375,802)           --      (103,333)         --

     (53,200)         --            --          --          (25)           --      (390,882)         --

          --          --            --          --           --            --            --          --
          --          --       (37,730)         --           --            --            24          --
------------  ----------   -----------  ----------   ----------  ------------   -----------  ----------

     927,379          --       365,439          --      542,946            --     3,871,748          --
------------  ----------   -----------  ----------   ----------  ------------   -----------  ----------

     976,206          --       379,861          --      564,644            --     4,101,387          --

          --          --            --          --           --            --            --          --
------------  ----------   -----------  ----------   ----------  ------------   -----------  ----------
 $   976,206  $       --   $   379,861  $       --   $  564,644  $         --   $ 4,101,387  $       --
============  ==========   ===========  ==========   ==========  ============   ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         MSF MetLife Moderate to            MSF MFS(R)               MSF Oppenheimer
                                          Aggressive Allocation            Total Return               Global Equity
                                           Subaccount (Class B)        Subaccount (Class F)       Subaccount (Class B)
                                         -----------------------   --------------------------   ------------------------
                                             2006         2005         2006           2005          2006         2005
                                         -----------   ---------   ------------   -----------   -----------   ----------
Operations:
   Net investment income (loss) ......   $   (79,899)  $      --   $   (794,687)  $        --   $  (100,042)  $       --
   Realized gain (loss) ..............         2,982          --        203,303            --       (27,183)          --
   Change in unrealized gain (loss)
      on investments .................       426,198          --      4,583,105            --       515,442           --
                                         -----------   ---------   ------------   -----------   -----------   ----------
      Net increase (decrease) in
         net assets resulting from
         operations ..................       349,281          --      3,991,721            --       388,217           --
                                         -----------   ---------   ------------   -----------   -----------   ----------
Unit Transactions:
   Participant purchase payments .....        18,215          --        118,746            --        83,606           --
   Participant transfers from other
      funding options ................     6,712,156          --     67,737,154            --     8,435,459           --
   Growth rate intra-fund
      transfers in ...................            --          --             --            --            --           --
   Administrative charges ............           (62)         --         (8,911)           --          (732)          --
   Contract surrenders ...............      (319,553)         --     (7,367,213)           --      (300,045)          --
   Participant transfers to other
      funding options ................      (310,667)         --     (2,357,037)           --      (642,806)          --
   Growth rate intra-fund
      transfers out ..................            --          --             --            --            --           --
   Other receipts/(payments) .........            --          --       (554,741)           --            --           --
                                         -----------   ---------   ------------   -----------   -----------   ----------
      Net increase (decrease) in
         net assets resulting from
         unit transactions ...........     6,100,089          --     57,567,998            --     7,575,482           --
                                         -----------   ---------   ------------   -----------   -----------   ----------
      Net increase (decrease) in
         net assets ..................     6,449,370          --     61,559,719            --     7,963,699           --
Net Assets:
   Beginning of year .................            --          --             --            --            --           --
                                         -----------   ---------   ------------   -----------   -----------   ----------
   End of year .......................   $ 6,449,370   $      --   $ 61,559,719   $        --   $ 7,963,699   $       --
                                         ===========   =========   ============   ===========   ===========   ==========


   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    MSF T. Rowe Price             MSF Western Asset            MSF Western Asset
    Large Cap Growth       Management High Yield Bond   Management U.S. Government
  Subaccount (Class B)        Subaccount (Class A)         Subaccount (Class A)        Money Market Portfolio
------------------------   --------------------------   --------------------------   --------------------------
    2006          2005         2006           2005          2006           2005          2006           2005
-----------    ---------   ------------   -----------   ------------   -----------   ------------   -----------
$   (67,519)   $      --   $     (2,436)  $        --   $     (1,047)  $        --   $     10,018   $    11,336
      3,140           --            319            --             25            --             --            --

    512,998           --         12,623            --          3,177            --             --            --
-----------    ---------   ------------   -----------   ------------   -----------   ------------   -----------

    448,619           --         10,506            --          2,155            --         10,018        11,336
-----------    ---------   ------------   -----------   ------------   -----------   ------------   -----------

      2,763           --         19,964            --             --            --          7,598        74,214

  6,901,381           --        182,974            --         71,869            --        964,510     3,426,118

         --           --             --            --             --            --             --            --
     (1,706)          --            (36)           --            (24)           --             --          (284)
   (373,927)          --         (5,738)           --           (103)           --        (10,978)     (684,518)

   (297,775)          --           (988)           --            (74)           --     (2,375,038)   (3,369,282)

         --           --             --            --             --            --             --            --
     42,656           --             --            --             --            --             --       (29,227)
-----------    ---------   ------------   -----------   ------------   -----------   ------------   -----------

  6,273,392           --        196,176            --         71,668            --     (1,413,908)     (582,979)
-----------    ---------   ------------   -----------   ------------   -----------   ------------   -----------

  6,722,011           --        206,682            --         73,823            --     (1,403,890)     (571,643)

         --           --             --            --             --            --      1,403,890     1,975,533
-----------    ---------   ------------   -----------   ------------   -----------   ------------   -----------
$ 6,722,011   $       --   $    206,682   $        --   $     73,823   $        --   $         --   $ 1,403,890
===========   ==========   ============   ===========   ============   ===========   ============   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             Oppenheimer Capital         Oppenheimer Global      Oppenheimer Main Street/VA
                                         Appreciation Subaccount/VA   Securities Subaccount/VA           Subaccount
                                              (Service Shares)            (Service Shares)            (Service Shares)
                                         --------------------------   ------------------------   --------------------------
                                             2006          2005          2006          2005          2006          2005
                                         -----------   ------------   ----------   -----------   -----------   ------------
Operations:
   Net investment income (loss) ......   $      (757)  $     (1,949)  $      645   $    (4,315)  $       243   $       (452)
   Realized gain (loss) ..............        19,917            127      112,368         1,856         5,805            208
   Change in unrealized gain (loss)
      on investments .................       (12,504)         5,843      (78,328)       42,433        (2,754)         2,636
                                         -----------   ------------   ----------   -----------   -----------   ------------
      Net increase (decrease) in
         net assets resulting from
         operations ..................         6,656          4,021       34,685        39,974         3,294          2,392
                                         -----------   ------------   ----------   -----------   -----------   ------------
Unit Transactions:
   Participant purchase payments .....         8,078          2,500       24,787        53,512            --         30,341
   Participant transfers from other
      funding options ................         1,800         13,591        4,127        46,686           144         31,806
   Growth rate intra-fund
      transfers in ...................            --             --           --            --            --             --
   Administrative charges ............            --             (2)          --           (32)           --             (2)
   Contract surrenders ...............       (46,942)            --      (86,297)       (1,776)           --             --
   Participant transfers to other
      funding options ................      (111,531)            --     (368,396)         (487)      (62,052)        (8,079)
   Growth rate intra-fund
      transfers out ..................            --             --           --            --            --             --
   Other receipts/(payments) .........            --             --           --        (9,488)           (1)            --
                                         -----------   ------------   ----------   -----------   -----------   ------------
      Net increase (decrease) in
         net assets resulting from
         unit transactions ...........      (148,595)        16,089     (425,779)       88,415       (61,909)        54,066
                                         -----------   ------------   ----------   -----------   -----------   ------------
      Net increase (decrease) in
         net assets ..................      (141,939)        20,110     (391,094)      128,389       (58,615)        56,458
Net Assets:
   Beginning of year .................       141,939        121,829      391,094       262,705        58,615          2,157
                                         -----------   ------------   ----------   -----------   -----------   ------------
   End of year .......................   $        --   $    141,939   $       --   $   391,094   $        --   $     58,615
                                         ===========   ============   ==========   ===========   ===========   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

        PIMCO VIT                PIMCO VIT Total Return         Pioneer America            Pioneer
  Real Return Subaccount               Subaccount                 Income VCT              Balanced VCT
  (Administrative Class)         (Administrative Class)     Subaccount (Class II)   Subaccount (Class II)
---------------------------   ---------------------------   ---------------------   ---------------------
    2006           2005           2006           2005          2006        2005        2006        2005
------------   ------------   ------------   ------------   ---------   ---------   ---------    --------
$    311,333   $    121,640   $  1,486,850   $  1,007,037   $   6,343   $   5,703   $     (28)   $   (354)
     274,721        242,527         76,530      1,196,715      (2,827)       (407)     23,461          71

    (760,282)      (321,194)      (539,275)    (1,843,318)       (712)     (6,143)     (3,125)      1,395
------------   ------------   ------------   ------------   ---------   ---------   ---------    --------

    (174,228)        42,973      1,024,105        360,434       2,804        (847)     20,308       1,112
------------   ------------   ------------   ------------   ---------   ---------   ---------    --------

      91,696        390,338        617,456      1,733,642      11,995      68,182     232,219      28,400

   1,219,458      4,284,320      3,708,790      7,697,072      88,871      32,153     172,298         150

          --             --             --             --          --          --          --          --
      (1,159)        (1,210)        (7,228)        (8,217)        (93)        (95)        (25)        (14)
  (1,968,687)    (1,161,227)   (10,343,682)    (7,005,797)     (9,337)     (9,494)     (4,929)       (585)

  (1,861,897)    (2,235,872)    (2,946,792)    (5,330,026)    (75,920)    (25,534)   (515,862)         --

          --             --             --             --          --          --          --          --
      (4,239)       (42,203)      (812,494)      (406,533)         --     (19,458)         --          --
------------   ------------   ------------   ------------   ---------   ---------   ---------    --------

  (2,524,828)     1,234,146     (9,783,950)    (3,319,859)     15,516      45,754    (116,299)     27,951
------------   ------------   ------------   ------------   ---------   ---------   ---------    --------

  (2,699,056)     1,277,119     (8,759,845)    (2,959,425)     18,320      44,907     (95,991)     29,063

  15,024,330     13,747,211     64,249,801     67,209,226     264,919     220,012      95,991      66,928
------------   ------------   ------------   ------------   ---------   ---------   ---------    --------
$ 12,325,274   $ 15,024,330   $ 55,489,956   $ 64,249,801   $ 283,239   $ 264,919   $      --    $ 95,991
============   ============   ============   ============   =========   =========   =========    ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            Pioneer Cullen         Pioneer Emerging        Pioneer Small Cap
                                               Value VCT              Markets VCT              Value VCT
                                         Subaccount (Class II)   Subaccount (Class II)   Subaccount (Class II)
                                         ---------------------   ---------------------   ---------------------
                                            2006        2005        2006        2005        2006        2005
                                         ---------   ---------   ---------   ---------   ---------   ---------
Operations:
   Net investment income (loss) ......   $  (4,090)  $  (1,457)  $  (4,057)  $  (2,802)  $     961   $     (43)
   Realized gain (loss) ..............         499          78      33,316       5,619      41,705       7,281
   Change in unrealized gain (loss)
      on investments .................      32,448      10,487      30,345      47,756     114,865      14,656
                                         ---------   ---------   ---------   ---------   ---------   ---------
      Net increase (decrease) in
         net assets resulting from
         operations ..................      28,857       9,108      59,604      50,573     157,531      21,894
                                         ---------   ---------   ---------   ---------   ---------   ---------
Unit Transactions:
   Participant purchase payments .....      49,589      70,523      28,262      21,426      30,130     197,564
   Participant transfers from other
      funding options ................      68,148      63,038      11,683      42,143      27,094      64,070
   Growth rate intra-fund
      transfers in ...................          --          --          --          --          --          --
   Administrative charges ............          (4)         --         (29)        (19)       (115)        (99)
   Contract surrenders ...............          --          --     (16,882)     (8,113)   (116,041)    (21,071)
   Participant transfers to other
      funding options ................         (33)         --     (26,512)    (20,164)    (46,153)    (74,375)
   Growth rate intra-fund
      transfers out ..................          --          --          --          --          --          --
   Other receipts/(payments) .........          --          --          --          --          --          --
                                         ---------   ---------   ---------   ---------   ---------   ---------
      Net increase (decrease) in
         net assets resulting from
         unit transactions ...........     117,700     133,561      (3,478)     35,273    (105,085)    166,089
                                         ---------   ---------   ---------   ---------   ---------   ---------
      Net increase (decrease) in
         net assets ..................     146,557     142,669      56,126      85,846      52,446     187,983
Net Assets:
   Beginning of year .................     142,669          --     189,723     103,877     864,450     676,467
                                         ---------   ---------   ---------   ---------   ---------   ---------
   End of year .......................   $ 289,226   $ 142,669   $ 245,849   $ 189,723   $ 916,896   $ 864,450
                                         =========   =========   =========   =========   =========   =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                 Pioneer Global High        Pioneer Growth
  Pioneer Europe VCT       Pioneer Fund VCT           Yield VCT               Shares VCT
Subaccount (Class II)   Subaccount (Class II)   Subaccount (Class II)   Subaccount (Class II)
---------------------   ---------------------   ---------------------   ---------------------
   2006        2005        2006        2005        2006        2005       2006         2005
---------    --------   ---------   ---------   ---------    --------   --------     --------
$      74    $   (252)  $  (6,426)  $  (5,130)  $   2,489    $    235   $ (1,084)    $   (381)
    9,684          66      15,612       1,601       1,537           1      1,142           34

   (4,495)      1,245      62,459      23,727       1,313         107      7,286          543
---------    --------   ---------   ---------   ---------    --------   --------     --------

    5,263       1,059      71,645      20,198       5,339         343      7,344          196
---------    --------   ---------   ---------   ---------    --------   --------     --------

       --          --      34,237      41,815      41,319      13,738     60,796          600

    5,575          --      19,114     110,933     147,781          59     34,080           --

       --          --          --          --          --          --         --           --
       --          --         (85)        (96)        (10)         --        (10)          (6)
       --          --     (49,834)     (6,975)     (1,251)         --         --           --

  (30,037)         --     (45,113)     (1,195)   (108,588)         --    (30,703)          --

       --          --          --          --          --          --         --           --
       (2)         --          --     (14,030)         --          --         --           --
---------    --------   ---------   ---------   ---------    --------   --------     --------

  (24,464)         --     (41,681)    130,452      79,251      13,797     64,163          594
---------    --------   ---------   ---------   ---------    --------   --------     --------

  (19,201)      1,059      29,964     150,650      84,590      14,140     71,507          790

   19,201      18,142     542,720     392,070      14,140          --     23,358       22,568
---------    --------   ---------   ---------   ---------    --------   --------     --------
$      --    $ 19,201   $ 572,684   $ 542,720   $  98,730    $ 14,140   $ 94,865     $ 23,358
=========    ========   =========   =========   =========    ========   ========     ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             Pioneer High              Pioneer Ibbotson Aggressive       Pioneer Ibbotson Growth
                                          Yield VCT Subaccount               Allocation VCT                  Allocation VCT
                                               (Class II)                 Subaccount (Class II)           Subaccount (Class II)
                                      ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                      ------------    ------------    ------------    ------------    ------------    ------------
Operations:
   Net investment income (loss) ...   $     33,699    $     29,875    $     (4,699)   $       (737)   $    (18,678)   $       (406)
   Realized gain (loss) ...........          4,354          30,128           2,431               3           4,254               9
   Change in unrealized gain (loss)
      on investments ..............         23,395         (61,499)         44,836           2,545         102,995           3,062
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets resulting from
         operations ...............         61,448          (1,496)         42,568           1,811          88,571           2,665
                                      ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
   Participant purchase payments ..         33,196         178,709         305,675          87,768       2,700,665          64,247
   Participant transfers from other
      funding options .............        247,587         188,669              40              --         187,645          37,244
   Growth rate intra-fund
      transfers in ................             --              --              --              --              --              --
   Administrative charges .........           (204)           (178)             (8)             --             (21)             --
   Contract surrenders ............       (106,916)        (15,973)             --              --         (19,404)             --
   Participant transfers to other
      funding options .............       (278,737)        (75,486)             --              --        (348,580)            (20)
   Growth rate intra-fund
      transfers out ...............             --              --              --              --              --              --
   Other receipts/(payments) ......             --              --              --              --           1,210              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets resulting from
         unit transactions ........       (105,074)        275,741         305,707          87,768       2,521,515         101,471
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets ...............        (43,626)        274,245         348,275          89,579       2,610,086         104,136
Net Assets:
   Beginning of year ..............      1,066,606         792,361          89,579              --         104,136              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
   End of year ....................   $  1,022,980    $  1,066,606    $    437,854    $     89,579    $  2,714,222    $    104,136
                                      ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  Pioneer Ibbotson Moderate                                            Pioneer Mid Cap                Pioneer Oak Ridge
       Allocation VCT            Pioneer International Value              Value VCT                 Large Cap Growth VCT
    Subaccount (Class II)         VCT Subaccount (Class II)         Subaccount (Class II)           Subaccount (Class II)
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2006            2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    (27,017)   $     (1,091)   $     (1,637)   $       (826)   $     (8,850)   $     (5,311)   $     (8,384)   $     (6,406)
       7,994             475           4,920             263          90,801          16,470          19,137             924

     169,297           3,443          10,384           5,419         (50,761)          1,361          (7,191)         33,374
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     150,274           2,827          13,667           4,856          31,190          12,520           3,562          27,892
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,578,454          84,435          31,860           2,510          29,783         206,449          99,025         142,815

   1,058,501         115,663          83,823              --          14,353          60,693           9,319          55,505

          --              --              --              --              --              --              --              --
         (30)             --              (4)             --             (78)            (64)            (11)             (2)
     (44,408)             --              --              --         (36,597)         (4,631)       (120,406)           (621)

        (222)             --         (25,313)           (862)        (75,962)        (26,705)         (3,528)         (5,781)

          --              --              --              --              --              --              --              --
          --              --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,592,295         200,098          90,366           1,648         (68,501)        235,742         (15,601)        191,916
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,742,569         202,925         104,033           6,504         (37,311)        248,262         (12,039)        219,808

     202,925             --           42,606          36,102         390,907         142,645         412,997         193,189
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  3,945,494    $    202,925    $    146,639    $     42,606    $    353,596    $    390,907    $    400,958    $    412,997
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           Pioneer Real Estate              Pioneer Small and               Pioneer Small Cap
                                               Shares VCT                  Mid Cap Growth VCT                   Value VCT
                                          Subaccount (Class II)           Subaccount (Class II)           Subaccount (Class II)
                                      ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                      ------------    ------------    ------------    ------------    ------------    ------------
Operations:
   Net investment income (loss) ...   $        640    $      2,036    $     (1,700)   $     (1,384)   $     (5,160)   $     (3,233)
   Realized gain (loss) ...........         20,742           8,533             274              44          25,518           5,232
   Change in unrealized gain (loss)
      on investments ..............         53,851          10,814           6,090           3,851          11,589           9,557
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets resulting from
         operations ...............         75,233          21,383           4,664           2,511          31,947          11,556
                                      ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
   Participant purchase payments ..         49,708         105,969              --          57,736           8,753          58,109
   Participant transfers from other
      funding options .............         14,618          39,409           1,679           3,383         100,424         108,215
   Growth rate intra-fund
      transfers in ................             --              --              --              --              --              --
   Administrative charges .........            (83)            (61)             (7)             (5)            (29)            (23)
   Contract surrenders ............         (5,282)         (3,048)         (1,311)           (718)         (7,195)         (2,312)
   Participant transfers to other
      funding options .............        (31,030)        (31,829)            (33)            (86)       (128,628)         (2,407)
   Growth rate intra-fund
      transfers out ...............             --              --              --              --              --              --
   Other receipts/(payments) ......             --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets resulting from
         unit transactions ........         27,931         110,440             328          60,310         (26,675)        161,582
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets ...............        103,164         131,823           4,992          62,821           5,272         173,138
Net Assets:
   Beginning of year ..............        206,027          74,204          81,835          19,014         273,686         100,548
                                      ------------    ------------    ------------    ------------    ------------    ------------
   End of year ....................   $    309,191    $    206,027    $     86,827    $     81,835    $    278,958    $    273,686
                                      ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       Pioneer Small                  Pioneer Strategic
       Company VCT                        Income VCT                  Pioneer Value VCT          Putnam VT Discovery Growth
    Subaccount (Class II)           Subaccount (Class II)           Subaccount (Class II)           Subaccount (Class IB)
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2006            2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$       (413)   $       (702)   $     32,596    $     30,640    $     (8,983)   $     (7,252)   $     (3,418)   $     (5,346)
       4,158           2,899           1,918          15,587          25,504           3,025          25,245          56,064

        (874)         (2,238)          8,052         (43,306)         36,553          12,321          (2,847)        (46,108)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       2,871             (41)         42,566           2,921          53,074           8,094          18,980           4,610
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --          18,500         152,137         186,483          33,445          76,289           1,400           1,000

          --              --         435,231         240,176           6,052          67,434           2,236             901

          --              --              --              --              --              --              --              --
          --              (6)           (116)            (98)            (14)            (16)            (58)            (52)
          --              --         (16,510)        (15,732)         (5,399)        (12,211)        (48,256)        (89,454)

     (50,619)             --        (209,280)       (120,560)         (2,140)           (842)        (28,364)         (8,613)

          --              --              --              --              --              --              --              --
          (1)             --              --         (14,309)             --          (9,295)             --        (164,046)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (50,620)         18,494         361,462         275,960          31,944         121,359         (73,042)       (260,264)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (47,749)         18,453         404,028         278,881          85,018         129,453         (54,062)       (255,654)

      47,749          29,296       1,040,416         761,535         398,738         269,285         238,523         494,177
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         --    $     47,749    $  1,444,444    $  1,040,416    $    483,756    $    398,738    $    184,461    $    238,523
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          Putnam VT International          Putnam VT Small Cap
                                             Equity Subaccount               Value Subaccount              Travelers AIM Capital
                                                (Class IB)                      (Class IB)                Appreciation Subaccount
                                       ----------------------------    ----------------------------    ----------------------------
                                           2006            2005            2006            2005            2006            2005
                                       ------------    ------------    ------------    ------------    ------------    ------------
Operations:
   Net investment income (loss) ....   $    (50,771)   $    (15,931)   $   (130,410)   $   (140,789)   $    (22,918)   $    (59,989)
   Realized gain (loss) ............        297,767         128,888       1,388,078         785,142         958,510          56,899
   Change in unrealized gain (loss)
      on investments ...............        602,908         203,158         (94,096)       (223,379)       (660,877)        278,373
                                       ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets resulting from
         operations ................        849,904         316,115       1,163,572         420,974         274,715         275,283
                                       ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
   Participant purchase payments ...          5,070          51,542          63,513         334,213           4,048          56,903
   Participant transfers from other
      funding options ..............        959,103         130,732         452,606       1,195,385           5,166          98,645
   Growth rate intra-fund
      transfers in .................             --              --              --              --              --              --
   Administrative charges ..........           (438)           (401)           (934)           (994)            (13)           (389)
   Contract surrenders .............       (446,043)       (261,141)     (1,245,064)       (761,930)       (144,298)       (428,618)
   Participant transfers to other
      funding options ..............       (295,575)        (96,158)       (910,510)       (624,117)     (4,447,280)       (151,050)
   Growth rate intra-fund
      transfers out ................             --              --              --              --              --              --
   Other receipts/(payments) .......         (2,395)        (38,991)        (20,962)            107              32          (7,961)
                                       ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in net
         assets resulting from unit
         transactions ..............        219,722        (214,417)     (1,661,351)        142,664      (4,582,345)       (432,470)
                                       ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets ................      1,069,626         101,698        (497,779)        563,638      (4,307,630)       (157,187)
Net Assets:
   Beginning of year ...............      3,425,108       3,323,410       8,486,807       7,923,169       4,307,630       4,464,817
                                       ------------    ------------    ------------    ------------    ------------    ------------
   End of year .....................   $  4,494,734    $  3,425,108    $  7,989,028    $  8,486,807    $         --    $  4,307,630
                                       ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    Travelers Convertible       Travelers Disciplined Mid Cap      Travelers Equity Income         Travelers Federated High
    Securities Subaccount             Stock Subaccount                    Subaccount                   Yield Subaccount
----------------------------    -----------------------------    ----------------------------    ----------------------------
    2006            2005            2006             2005            2006            2005            2006            2005
------------    ------------    ------------     ------------    ------------    ------------    ------------    ------------
$      4,309    $        581    $     (1,483)    $    (24,036)   $    116,685    $   (300,662)   $    154,205    $    (57,278)
     182,809         156,236         461,459           30,098       2,824,925         594,855          27,298          15,241

     (25,484)       (215,461)       (346,366)         110,662      (2,163,431)        159,780        (128,184)         54,609
------------    ------------    ------------     ------------    ------------    ------------    ------------    ------------

     161,634         (58,644)        113,610          116,724         778,179         453,973          53,319          12,572
------------    ------------    ------------     ------------    ------------    ------------    ------------    ------------

      16,558          70,304           1,156           43,645          30,404         487,778          60,075         102,010

      25,044       2,320,784              66           34,627         366,329       1,828,080          34,553         111,043

          --              --              --               --              --              --              --              --
          --            (268)             --             (244)            (25)         (2,041)             --            (330)
    (155,970)     (1,343,386)        (29,898)         (28,913)       (689,088)     (2,115,650)       (534,385)       (243,938)

  (2,672,440)     (3,593,768)     (1,356,472)         (26,299)    (16,155,199)       (933,964)     (2,215,685)       (113,855)

          --              --              --               --              --              --              --              --
          --              --              --             (202)       (170,853)       (146,419)             --         (23,009)
------------    ------------    ------------     ------------    ------------    ------------    ------------    ------------

  (2,786,808)     (2,546,334)     (1,385,148)          22,614     (16,618,432)       (882,216)     (2,655,442)       (168,079)
------------    ------------    ------------     ------------    ------------    ------------    ------------    ------------

  (2,625,174)     (2,604,978)     (1,271,538)         139,338     (15,840,253)       (428,243)     (2,602,123)       (155,507)

   2,625,174       5,230,152       1,271,538        1,132,200      15,840,253      16,268,496       2,602,123       2,757,630
------------    ------------    ------------     ------------    ------------    ------------    ------------    ------------
$         --    $  2,625,174    $         --     $  1,271,538    $         --    $ 15,840,253    $         --    $  2,602,123
============    ============    ============     ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                      Travelers Managed
                                           Travelers Federated Stock      Travelers Large Cap         Allocation Series:
                                                    Subaccount                Subaccount            Aggressive Subaccount
                                           -------------------------  --------------------------  --------------------------
                                               2006          2005         2006          2005          2006          2005
                                           ------------  -----------  ------------  ------------  ------------  ------------
Operations:
   Net investment income (loss) ........   $      1,873  $    (3,624) $     (6,672) $    (99,129) $      8,770  $     (3,295)
   Realized gain (loss) ................         38,912          840       661,117         2,766        46,190         3,422
   Change in unrealized gain (loss)
      on investments ...................        (34,474)       8,810      (451,173)      500,004       (20,458)       20,458
                                           ------------  -----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in
         net assets resulting from
         operations ....................          6,311        6,026       203,272       403,641        34,502        20,585
                                           ------------  -----------  ------------  ------------  ------------  ------------
Unit Transactions:
   Participant purchase payments .......          1,011        4,503        39,957        78,236        27,908        74,906
   Participant transfers from other
      funding options ..................          1,490       24,981        74,064       422,198       258,037       419,762
   Growth rate intra-fund
      transfers in .....................             --           --            --            --            --            --
   Administrative charges ..............             --          (62)           (8)       (1,116)           --            --
   Contract surrenders .................           (408)      (1,677)     (290,045)     (357,845)       41,005       (53,957)
   Participant transfers to other
      funding options ..................       (192,715)      (1,170)   (6,541,835)     (170,419)     (822,748)           --
   Growth rate intra-fund
      transfers out ....................             --           --            --            --            --            --
   Other receipts/(payments) ...........             --           --       (35,935)      (58,820)           --            --
                                           ------------  -----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net
         assets resulting from unit
         transactions ..................       (190,622)      26,575    (6,753,802)      (87,766)     (495,798)      440,711
                                           ------------  -----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in
         net assets ....................       (184,311)      32,601    (6,550,530)      315,875      (461,296)      461,296
Net Assets:
   Beginning of year ...................        184,311      151,710     6,550,530     6,234,655       461,296            --
                                           ------------  -----------  ------------  ------------  ------------  ------------
   End of year .........................   $         --  $   184,311  $         --  $  6,550,530  $         --  $    461,296
                                           ============  ===========  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   Travelers Managed            Travelers Managed      Travelers Managed Allocation   Travelers Managed Allocation
   Allocation Series:           Allocation Series:      Series: Moderate-Aggressive  Series: Moderate-Conservative
Conservative Subaccount       Moderate     Subaccount           Subaccount                     Subaccount
-------------------------   -------------------------  ----------------------------  -----------------------------
    2006         2005           2006          2005         2006            2005           2006          2005
------------  -----------   ------------  -----------  -------------  -------------  -------------  --------------
$     24,845  $      (828)  $     55,083  $      (373) $      87,002  $     (25,060) $       1,743  $          (39)
     (26,164)      (1,165)        60,244        1,802        400,370         11,483           (235)             18

      (1,511)       1,511        (36,423)      36,423       (265,421)       265,421           (526)            526
------------  -----------   ------------  -----------  -------------  -------------  -------------  --------------

      (2,830)        (482)        78,904       37,852        221,951        251,844            982             505
------------  -----------   ------------  -----------  -------------  -------------  -------------  --------------

      45,782       38,000        162,215      647,834        167,276        740,783         20,830              --

     374,056      473,263      1,070,344    1,326,276        538,531      4,100,702          8,455          37,750

          --           --             --           --             --             --             --              --
          --           --             --          (50)            --            (30)            --              --
          --           --         (1,418)      (2,033)        (5,704)      (103,613)            --              --

    (777,789)    (150,000)    (3,319,924)          --     (5,900,944)       (10,796)       (68,454)            (68)

          --           --             --           --             --             --             --              --
          --           --             --           --             --             --             --              --
------------  -----------   ------------  -----------  -------------  -------------  -------------  --------------

    (357,951)     361,263     (2,088,783)   1,972,027     (5,200,841)     4,727,046        (39,169)         37,682
------------  -----------   ------------  -----------  -------------  -------------  -------------  --------------

    (360,781)     360,781     (2,009,879)   2,009,879     (4,978,890)     4,978,890        (38,187)         38,187

     360,781           --      2,009,879         --        4,978,890             --         38,187              --
------------  -----------   ------------  -----------  -------------  -------------  -------------  --------------
$         --  $   360,781   $         --  $ 2,009,879  $          --  $   4,978,890  $          --  $       38,187
============  ===========   ============  ===========  =============  =============  =============  ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                           Travelers Mercury           Travelers MFS(R)
                                           Travelers Managed Income         Large Cap Core              Mid Cap Growth
                                                  Subaccount                  Subaccount                  Subaccount
                                          --------------------------  --------------------------  --------------------------
                                              2006          2005          2006          2005          2006         2005
                                          ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net investment income (loss) .......   $    237,680  $    281,396  $    (11,291) $    (53,033) $    (33,048) $    (85,708)
   Realized gain (loss) ...............     (1,457,058)     (172,736)      388,965        (1,336)      943,196        39,425
   Change in unrealized gain (loss)
      on investments ..................      1,056,855      (202,275)     (193,353)      343,723      (565,518)      303,884
                                          ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in
         net assets resulting from
         operations ...................       (162,523)      (93,615)      184,321       289,354       344,630       257,601
                                          ------------  ------------  ------------  ------------  ------------  ------------
Unit Transactions:
   Participant purchase payments ......         31,933       107,674            11       107,836         4,973        77,733
   Participant transfers from other
      funding options .................        296,244       662,644        57,667       114,751        93,518     4,893,837
   Growth rate intra-fund
      transfers in ....................             --            --            --            --            --            --
   Administrative charges .............            (26)       (2,632)           (3)         (421)           (5)       (1,632)
   Contract surrenders ................       (678,292)   (2,291,209)      (40,519)     (295,507)     (180,083)     (254,731)
   Participant transfers to other
      funding options .................    (16,166,072)   (1,644,656)   (3,244,192)      (61,560)   (6,245,447)     (247,572)
   Growth rate intra-fund
      transfers out ...................             --            --            --            --            --            --
   Other receipts/(payments) ..........        (65,229)     (136,097)          (22)      (92,418)        1,994       (37,940)
                                          ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net
         assets resulting from unit
         transactions .................    (16,581,442)   (3,304,276)   (3,227,058)     (227,319)   (6,325,050)    4,429,695
                                          ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in
         net assets ...................    (16,743,965)   (3,397,891)   (3,042,737)       62,035    (5,980,420)    4,687,296
Net Assets:
   Beginning of year ..................     16,743,965    20,141,856     3,042,737     2,980,702     5,980,420     1,293,124
                                          ------------  ------------  ------------  ------------  ------------  ------------
   End of year ........................   $         --  $ 16,743,965  $         --  $  3,042,737  $         --  $  5,980,420
                                          ============  ============  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                            Travelers Mondrian
      Travelers MFS(R)            Travelers MFS(R)           International Stock         Travelers Pioneer Fund
  Total Return Subaccount         Value Subaccount               Subaccount                    Subaccount
---------------------------  -------------------------  ----------------------------  -----------------------------
     2006          2005          2006          2005          2006           2005           2006           2005
-------------  ------------  ------------  -----------  -------------  -------------  -------------  --------------
$     468,017  $    203,650  $    (16,522) $       661  $     222,559  $    (117,881) $       6,591  $      (29,442)
    3,367,513     3,650,862       193,230      101,665      2,062,428         56,674        306,336          19,794

   (1,743,876)   (3,125,910)       23,188      (36,193)    (1,289,746)       531,783       (217,572)         72,125
-------------  ------------  ------------  -----------  -------------  -------------  -------------  --------------

    2,091,654       728,602       199,896       66,133        995,241        470,576         95,355          62,477
-------------  ------------  ------------  -----------  -------------  -------------  -------------  --------------

      341,309     1,621,827        25,347      259,172         38,013        259,752             --          63,200

      296,704     4,649,326       501,655    2,125,327        247,863      1,322,811         80,007         272,923

           --            --            --           --             --             --             --              --
         (119)       (9,895)           (2)        (124)            (2)          (659)            --            (134)
   (2,972,728)   (3,873,715)      (29,164)    (200,569)       (73,513)      (201,904)       (24,022)        (48,736)

  (67,155,539)   (2,807,882)   (2,986,584)    (172,654)    (7,995,348)      (131,967)    (1,713,077)       (115,755)

           --            --            --           --             --             --             --              --
     (291,649)   (1,041,080)           --      (20,768)            --        (30,810)           (17)             --
-------------  ------------  ------------  -----------  -------------  -------------  -------------  --------------

  (69,782,022)   (1,461,419)   (2,488,748)   1,990,384     (7,782,987)     1,217,223     (1,657,109)        171,498
-------------  ------------  ------------  -----------  -------------  -------------  -------------  --------------

  (67,690,368)     (732,817)   (2,288,852)   2,056,517     (6,787,746)     1,687,799     (1,561,754)        233,975

   67,690,368    68,423,185     2,288,852      232,335      6,787,746      5,099,947      1,561,754       1,327,779
-------------  ------------  ------------  -----------  -------------  -------------  -------------  --------------
$          --  $ 67,690,368  $         --  $ 2,288,852  $          --  $   6,787,746  $          --  $    1,561,754
=============  ============  ============  ===========  =============  =============  =============  ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                Travelers Pioneer Mid Cap   Travelers Pioneer Strategic     Travelers Quality Bond
                                                     Value Subaccount           Income Subaccount                 Subaccount
                                                -------------------------   ---------------------------   -------------------------
                                                    2006         2005           2006           2005          2006          2005
                                                -----------   -----------   ------------   ------------   -----------   -----------
Operations:
   Net investment income (loss) .............   $      (809)  $      (495)  $    (12,739)  $     47,515   $   122,494   $   (52,861)
   Realized gain (loss) .....................         7,450         1,276            802          2,643      (174,627)      (20,403)
   Change in unrealized gain (loss)
     on investments .........................          (834)          834         30,504        (22,010)       28,814        61,973
                                                -----------   -----------   ------------   ------------   -----------   -----------
     Net increase (decrease) in
       net assets resulting from
       operations ...........................         5,807         1,615         18,567         28,148       (23,319)      (11,291)
                                                -----------   -----------   ------------   ------------   -----------   -----------
Unit Transactions:
   Participant purchase payments ............         2,647        42,831         31,318        242,076        68,368        70,131
   Participant transfers from other
     funding options ........................        65,710        32,932        564,406      1,751,590        67,305       133,467
   Growth rate intra-fund
     transfers in ...........................            --            --             --             --            --            --
   Administrative charges ...................            --            (2)            (2)          (145)           (8)         (392)
   Contract surrenders ......................          (151)          (41)       (38,215)      (358,586)     (107,739)     (225,065)
   Participant transfers to other
     funding options ........................      (151,348)           --     (2,425,445)       (77,982)   (2,314,030)     (563,917)
   Growth rate intra-fund
     transfers out ..........................            --            --             --             --            --            --
   Other receipts/(payments) ................            --            --             --        (18,834)      (14,090)      (55,907)
                                                -----------   -----------   ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from unit transactions .....       (83,142)       75,720     (1,867,938)     1,538,119    (2,300,194)     (641,683)
                                                -----------   -----------   ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets ..       (77,335)       77,335     (1,849,371)     1,566,267    (2,323,513)     (652,974)
Net Assets:
   Beginning of year ........................        77,335            --      1,849,371        283,104     2,323,513     2,976,487
                                                -----------   -----------   ------------   ------------   -----------   -----------
   End of year ..............................   $        --   $    77,335   $         --   $  1,849,371   $        --   $ 2,323,513
                                                ===========   ===========   ============   ============   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 Travelers Strategic Equity    Travelers Style Focus Series:   Travelers Style Focus Series:   Travelers U.S. Government
       Subaccount               Small Cap Growth Subaccount      Small Cap Value Subaccount      Securities Subaccount
----------------------------   -----------------------------   -----------------------------   -------------------------
     2006           2005          2006            2005             2006            2005            2006          2005
-------------   ------------   -----------   ---------------   -----------    --------------   -----------   -----------
$     (11,285)  $    (77,403)  $      (289)  $          (303)  $      (427)   $          (36)  $     3,852   $    (1,420)
   (1,686,179)      (397,448)        7,356               728         7,114               328        (4,317)          276

    2,040,417        459,025        (1,507)            1,507          (351)              351        (2,132)        2,167
-------------   ------------   -----------   ---------------   -----------    --------------   -----------   -----------

      342,953        (15,826)        5,560             1,932         6,336               643        (2,597)        1,023
-------------   ------------   -----------   ---------------   -----------    --------------   -----------   -----------

       51,433         23,762            --            14,508            --            21,685             2        41,353

        5,728         17,116        15,006            19,448        57,028             9,600         5,948         1,258

           --             --            --                --            --                --            --            --
          (16)        (2,321)           --                --            --                (2)           --           (23)
     (322,016)      (553,589)         (235)               --            --                --           (65)         (185)

   (7,934,972)      (390,291)      (55,509)             (709)      (95,289)               --       (71,557)       (8,508)

           --             --            --                --            --                --            --            --
      (12,780)       (90,566)           (1)               --            (1)               --            --            --
-------------   ------------   -----------   ---------------   -----------    --------------   -----------   -----------

   (8,212,623)      (995,889)      (40,739)           33,247       (38,262)           31,283       (65,672)       33,895
-------------   ------------   -----------   ---------------   -----------    --------------   -----------   -----------
   (7,869,670)    (1,011,715)      (35,179)           35,179       (31,926)           31,926       (68,269)       34,918

    7,869,670      8,881,385        35,179                --        31,926                --        68,269        33,351
-------------   ------------   -----------   ---------------   -----------    --------------   -----------   -----------
$          --   $  7,869,670   $        --   $        35,179   $        --    $       31,926   $        --   $    68,269
=============   ============   ===========   ===============   ===========    ==============   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                  Van Kampen LIT              Van Kampen LIT
                                                   Travelers Van Kampen        Comstock Subaccount        Enterprise Subaccount
                                                  Enterprise Subaccount              (Class II)                 (Class II)
                                                -------------------------   -------------------------   -------------------------
                                                    2006         2005          2006          2005          2006           2005
                                                -----------   -----------   -----------   -----------   -----------   -----------
Operations:
   Net investment income (loss) .............   $   (11,635)  $   (35,775)  $   (35,581)  $   (59,073)  $    (1,932)  $    (1,530)
   Realized gain (loss) .....................      (952,480)     (211,411)      477,032       305,051        12,517           300
   Change in unrealized gain (loss)
     on investments .........................     1,057,290       392,580       114,419      (150,248)       (5,863)        6,791
                                                -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in
       net assets resulting from
       operations ...........................        93,175       145,394       555,870        95,730         4,722         5,561
                                                -----------   -----------   -----------   -----------   -----------   -----------
Unit Transactions:
   Participant purchase payments ............            10        60,351        55,603       369,757            --        13,080
   Participant transfers from other
     funding options ........................         3,676        62,260        91,379       249,066         2,078             7
   Growth rate intra-fund
     transfers in ...........................            --            --            --            --            --            --
   Administrative charges ...................            (2)         (662)         (681)         (731)          (15)          (16)
   Contract surrenders ......................      (143,908)     (185,492)     (832,508)     (504,770)      (23,541)          (45)
   Participant transfers to other
     funding options ........................    (2,389,667)     (130,461)     (254,887)     (228,662)          (98)          (17)
   Growth rate intra-fund
     transfers out ..........................            --            --            --            --            --            --
   Other receipts/(payments) ................           205       (46,475)           --       (81,083)           --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in
       net assets resulting from
       unit transactions ....................    (2,529,686)     (240,479)     (941,094)     (196,423)      (21,576)       13,009
                                                -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in
       net assets ...........................    (2,436,511)      (95,085)     (385,224)     (100,693)      (16,854)       18,570
Net Assets:
   Beginning of year ........................     2,436,511     2,531,596     4,762,282     4,862,975       116,687        98,117
                                                -----------   -----------   -----------   -----------   -----------   -----------
   End of year ..............................   $        --   $ 2,436,511   $ 4,377,058   $ 4,762,282   $    99,833   $   116,687
                                                ===========   ===========   ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 Van Kampen LIT Strategic          VIP Contrafund(R)             VIP Contrafund(R)            VIP Dynamic Capital
        Growth                        Subaccount                    Subaccount              Appreciation Subaccount
   Subaccount (Class I)            (Service Class 2)              (Service Class)              (Service Class 2)
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    (95,071)  $    (84,228)  $    (42,874)  $    (66,901)  $   (118,383)  $   (209,426)  $     (8,246)  $     (6,319)
    (444,956)      (672,178)       516,609        113,185      2,204,467        209,818         57,154          9,125

     603,745      1,115,435       (138,587)       406,791       (628,558)     1,855,582         (8,391)        55,392
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      63,718        359,029        335,148        453,075      1,457,526      1,855,974         40,517         58,198
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       1,580         23,586         97,993        356,780        253,557        893,168         19,841         34,879

      52,571         61,183        568,056        363,541      3,990,658      2,799,321        138,942         55,266

          --             --             --             --             --             --             --             --
      (1,700)        (2,071)          (405)          (397)        (2,171)        (2,015)           (54)           (47)
    (387,372)      (282,676)      (312,781)      (160,080)    (2,953,641)      (808,744)      (112,285)       (19,596)

    (604,330)      (888,430)      (365,745)      (423,419)    (1,187,491)      (639,036)       (59,976)       (12,445)

          --             --             --             --             --             --             --             --
     (80,343)       (64,718)        (7,993)            --        (41,774)       (68,465)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (1,019,594)    (1,153,126)       (20,875)       136,425         59,138      2,174,229        (13,532)        58,057
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (955,876)      (794,097)       314,273        589,500      1,516,664      4,030,203         26,985        116,255

   6,448,804      7,242,901      3,766,429      3,176,929     15,252,081     11,221,878        382,864        266,609
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  5,492,928   $  6,448,804   $  4,080,702   $  3,766,429   $ 16,768,745   $ 15,252,081   $    409,849   $    382,864
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

                                                   VIP Mid Cap Subaccount
                                                     (Service Class 2)
                                                ---------------------------
                                                    2006           2005
                                                ------------   ------------
Operations:
   Net investment income (loss) .............   $   (374,994)  $   (341,818)
   Realized gain (loss) .....................      3,356,694        858,781
   Change in unrealized gain (loss)
     on investments .........................     (1,015,027)     2,025,213
                                                ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       operations ...........................      1,966,673      2,542,176
                                                ------------   ------------
Unit Transactions:
   Participant purchase payments ............        177,445        667,123
   Participant transfers from other
     funding options ........................      3,120,155      4,433,646
   Growth rate intra-fund
     transfers in ...........................             --             --
   Administrative charges ...................         (2,229)        (1,933)
   Contract surrenders ......................     (3,057,830)      (993,584)
   Participant transfers to other
     funding options ........................     (1,502,653)    (2,186,096)
   Growth rate intra-fund
     transfers out ..........................             --             --
   Other receipts/(payments) ................        (96,643)       (73,414)
                                                ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       unit transactions ....................     (1,361,755)     1,845,742
                                                ------------   ------------
     Net increase (decrease) in
       net assets ...........................        604,918      4,387,918
Net Assets:
   Beginning of year ........................     19,746,116     15,358,198
                                                ------------   ------------
   End of year ..............................   $ 20,351,034   $ 19,746,116
                                                ============   ============

   The accompanying notes are an integral part of these financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten") (formerly, The Travelers Separate Account Ten for Variable Annuities) is a separate account of MetLife Life and Annuity Company of Connecticut (the "Company") (formerly, The Travelers Life and Annuity Company), an indirect wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. Separate Account Ten, established on June 18, 1999, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account Ten are Pioneer AnnuiStar Flex Variable Annuity (formerly, Travelers Life & Annuity Pioneer AnnuiStar Flex Variable Annuity), Portfolio Architect 3 Variable Annuity (formerly, Travelers Portfolio Architect 3 Variable Annuity), Portfolio Architect L Variable Annuity (formerly, Travelers Life & Annuity Portfolio Architect L Variable Annuity), Vintage 3 Variable Annuity (formerly, Travelers Vintage 3 Variable Annuity), Vintage II (Series II) Variable Annuity (formerly, Travelers Life and Annuity Vintage II (Series II) Variable Annuity), Vintage II Variable Annuity (formerly, Travelers Vintage II Variable Annuity) and Vintage L Variable Annuity (formerly, Travelers Life & Annuity Vintage L Variable Annuity).

Separate Account Ten is divided into Subaccounts, each of which is treated as an individual separate account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series and funds (with the same name) of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios".

      AIM Variable Insurance Funds
      American Funds Insurance Series
      Credit Suisse Trust
      Dreyfus Variable Investment Fund
      Franklin Templeton Variable Insurance Products Trust
      Janus Aspen Series
      Legg Mason Partners Investment Series
      Legg Mason Partners Variable Portfolios V
      Legg Mason Partners Variable Portfolios I, Inc.
      Legg Mason Partners Variable Portfolios II
      Legg Mason Partners Variable Portfolios III, Inc.
      Legg Mason Partners Variable Portfolios IV
      Lord Abbett Series Fund, Inc.
      Met Investors Series Trust
      Metropolitan Series Fund, Inc.
      PIMCO Variable Insurance Trust
      Pioneer Portfolio
      Putnam Variable Trust
      Van Kampen Life Investment Trust
      Variable Insurance Products Fund

Participant purchase payments applied to Separate Account Ten are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2006 (the share class indicated in parentheses is that of the portfolio in which the Subaccount invests):

      AIM V.I. Capital Appreciation Subaccount (Series II)
      AIM V.I. Core Equity Subaccount (Series I)
      AIM V.I. Mid Cap Core Equity Subaccount (Series II)
      American Funds Global Growth Subaccount (Class 2)
      American Funds Growth Subaccount (Class 2)
      American Funds Growth-Income Subaccount (Class 2)
      Credit Suisse Trust Emerging Markets Subaccount
      Dreyfus VIF Appreciation Subaccount (Initial Shares)
      Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
      FTVIPT Franklin Income Securities Subaccount (Class 2)
      FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
      FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
      Janus Aspen Global Life Sciences Subaccount (Service Shares)
      Janus Aspen Global Technology Subaccount (Service Shares)
      Janus Aspen Mid Cap Growth Subaccount (Service Shares)
      Janus Aspen Worldwide Growth Subaccount (Service Shares)
      LMPIS Dividend Strategy Subaccount
      LMPIS Premier Selections All Cap Growth Subaccount
      LMPVPV Small Cap Growth Opportunities Subaccount
      LMPVPI All Cap Subaccount (Class I)
      LMPVPI All Cap Subaccount (Class II)
      LMPVPI Investors Subaccount (Class I)
      LMPVPI Large Cap Growth Subaccount (Class I)
      LMPVPI Small Cap Growth Subaccount (Class I)
      LMPVPI Total Return Subaccount (Class II)
      LMPVPII Aggressive Growth Subaccount (Class I)
      LMPVPII Aggressive Growth Subaccount (Class II)
      LMPVPII Appreciation Subaccount
      LMPVPII Diversified Strategic Income Subaccount
      LMPVPII Equity Index Subaccount (Class II)
      LMPVPII Fundamental Value Subaccount
      LMPVPII Growth and Income Subaccount (Class I)
      LMPVPIII Adjustable Rate Income Subaccount
      LMPVPIII Aggressive Growth Subaccount
      LMPVPIII High Income Subaccount
      LMPVPIII International All Cap Growth Subaccount
      LMPVPIII Large Cap Growth Subaccount
      LMPVPIII Large Cap Value Subaccount
      LMPVPIII Mid Cap Core Subaccount
      LMPVPIII Money Market Subaccount
      LMPVPIII Social Awareness Stock Subaccount *
      LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
      LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value

      Lord Abbett Growth and Income Subaccount (Class VC)
      Lord Abbett Mid-Cap Value Subaccount (Class VC)
      MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
      MIST BlackRock High Yield Subaccount (Class A)
      MIST BlackRock Large-Cap Core Subaccount (Class A)
      MIST Dreman Small-Cap Value Subaccount (Class A)
      MIST Harris Oakmark International Subaccount (Class A)
      MIST Janus Capital Appreciation Subaccount (Class A)
      MIST Legg Mason Partners Managed Assets Subaccount (Class A)
      MIST Lord Abbett Bond Debenture Subaccount (Class A)
      MIST Lord Abbett Growth and Income Subaccount (Class B)
      MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
      MIST Met/AIM Capital Appreciation Subaccount (Class A)
      MIST Met/AIM Small Cap Growth Subaccount (Class A)
      MIST MFS(R) Value Subaccount (Class A)
      MIST Neuberger Berman Real Estate Subaccount (Class A)
      MIST Oppenheimer Capital Appreciation Subaccount (Class B)
      MIST Pioneer Fund Subaccount (Class A)
      MIST Pioneer Mid-Cap Value Subaccount (Class A)
      MIST Pioneer Strategic Income Subaccount (Class A)
      MIST Third Avenue Small Cap Value Subaccount (Class B)
      MSF BlackRock Aggressive Growth Subaccount (Class D)
      MSF BlackRock Bond Income Subaccount (Class A)
      MSF BlackRock Bond Income Subaccount (Class E)
      MSF BlackRock Money Market Subaccount (Class A)
      MSF Capital Guardian U.S. Equity Subaccount (Class A)
      MSF FI Large Cap Subaccount (Class A)
      MSF FI Value Leaders Subaccount (Class D)
      MSF MetLife Aggressive Allocation Subaccount (Class B)
      MSF MetLife Conservative Allocation Subaccount (Class B)
      MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
      MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS(R) Total Return Subaccount (Class F)
      MSF Oppenheimer Global Equity Subaccount (Class B)
      MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
      MSF Western Asset Management High Yield Bond Subaccount (Class A) MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
      PIMCO VIT Total Return Subaccount (Administrative Class)
      Pioneer America Income VCT Subaccount (Class II)
      Pioneer AmPac Growth VCT Subaccount (Class II) *
      Pioneer Bond VCT Subaccount (Class II) *
      Pioneer Cullen Value VCT Subaccount (Class II)
      Pioneer Emerging Markets VCT Subaccount (Class II)
      Pioneer Equity Income VCT Subaccount (Class II)
      Pioneer Equity Opportunity VCT Subaccount (Class II) *
      Pioneer Fund VCT Subaccount (Class II)
      Pioneer Global High Yield VCT Subaccount (Class II)
      Pioneer Growth Shares VCT Subaccount (Class II)
      Pioneer High Yield VCT Subaccount (Class II)

      Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II) Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer International Value VCT Subaccount (Class II)
      Pioneer Mid Cap Value VCT Subaccount (Class II)
      Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) Pioneer Real Estate Shares VCT Subaccount (Class II)
      Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) Pioneer Small Cap Value VCT Subaccount (Class II)
      Pioneer Strategic Income VCT Subaccount (Class II)
      Pioneer Value VCT Subaccount (Class II)
      Putnam VT Discovery Growth Subaccount (Class IB)
      Putnam VT International Equity Subaccount (Class IB)
      Putnam VT Small Cap Value Subaccount (Class IB)
      Van Kampen LIT Comstock Subaccount (Class II)
      Van Kampen LIT Enterprise Subaccount (Class II)
      Van Kampen LIT Strategic Growth Subaccount (Class I)
      VIP Contrafund(R) Subaccount (Service Class 2)
      VIP Contrafund(R) Subaccount (Service Class)
      VIP Dynamic Capital Appreciation Subaccount (Service Class 2) VIP Mid Cap Subaccount (Service Class 2)

      * No net assets as of December 31, 2006

      The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005:

      For the year ended December 31, 2006:
      -------------------------------------

      Name changes:

      Old Name                                               New Name
      --------                                               --------
      Greenwich Street Appreciation Subaccount               LMPVPII Appreciation Subaccount
      Greenwich Street Diversified Strategic Income          LMPVPII Diversified Strategic Income
         Subaccount                                             Subaccount
      Greenwich Street Equity Index Subaccount               LMPVPII Equity Index Subaccount
      Salomon Brothers Variable Aggressive Growth            LMPVPIII Aggressive Growth Subaccount
         Subaccount
      Salomon Brothers Variable Growth & Income              LMPVPII Growth and Income Subaccount
         Subaccount
      Greenwich Street Fundamental Value Subaccount          LMPVPII Fundamental Value Subaccount
      Salomon Brothers Variable All Cap Subaccount           LMPVPI All Cap Subaccount
      Salomon Brothers Variable Investors Subaccount         LMPVPI Investors Subaccount
      Salomon Brothers Variable Large Cap Growth             LMPVPI Large Cap Growth Subaccount
         Subaccount
      Salomon Brothers Variable Small Cap Growth             LMPVPI Small Cap Growth Subaccount
         Subaccount
      Salomon Brothers Variable Total Return Subaccount      LMPVPI Total Return Subaccount
      Smith Barney Dividend Strategy Subaccount              LMPIS Dividend Strategy Subaccount
      Smith Barney Premier Selections All Cap Growth         LMPIS Premier Selections All Cap Growth
         Subaccount                                             Subaccount
      Multiple Discipline Subaccount - All Cap Growth        LMPVPIV Multiple Discipline Subaccount -
         and Value                                              All Cap Growth and Value

      ---------------------------------------------------

      Name changes: - (Continued)

      Old Name                                               New Name
      --------                                               --------
      Multiple Discipline Subaccount - Balanced All Cap      LMPVPIV Multiple Discipline Subaccount - Balanced
         Growth and Value                                       All Cap Growth and Value
      Multiple Discipline Subaccount - Global All Cap        LMPVPIV Multiple Discipline Subaccount - Global
         Growth and Value                                       All Cap Growth and Value
      Multiple Discipline Subaccount - Large Cap             LMPVPIV Multiple Discipline Subaccount - Large
         Growth and Value                                       Cap Growth and Value
      SB Adjustable Rate Income Subaccount                   LMPVPIII Adjustable Rate Income Subaccount
      Smith Barney Aggressive Growth Subaccount              LMPVPIII Aggressive Growth Subaccount
      Smith Barney High Income Subaccount                    LMPVPIII High Income Subaccount
      Smith Barney International All Cap Growth              LMPVPIII International All Cap Growth Subaccount
         Subaccount
      Smith Barney Large Capitalization Growth               LMPVPIII Large Cap Growth Subaccount
         Subaccount
      Smith Barney Large Cap Value Subaccount                LMPVPIII Large Cap Value Subaccount
      Smith Barney Mid Cap Core Subaccount                   LMPVPIII Mid Cap Core Subaccount
      Smith Barney Money Market Subaccount                   LMPVPIII Money Market Subaccount
      Social Awareness Stock Subaccount                      LMPVPIII Social Awareness Stock Subaccount
      Smith Barney Small Cap Growth Opportunities            LMPVPV Small Cap Growth Opportunities
         Subaccount                                             Subaccount

      Mergers:

      Old Portfolio                                          New Portfolio
      -------------                                          -------------
      AIM V.I. Premier Equity Portfolio (a)                  AIM V.I. Core Equity Portfolio (b)
      Capital Appreciation Fund (a)                          Janus Capital Appreciation Portfolio (b)
      High Yield Bond Trust (a)                              Western Asset Management High Yield
                                                                Bond Portfolio (b)
      Managed Assets Trust (a)                               Legg Mason Partners Managed Assets Portfolio (b)
      Money Market Portfolio (a)                             BlackRock Money Market Portfolio (b)
      Pioneer Small Company VCT Portfolio (a)                Pioneer Small Cap Value Portfolio (b)
      Travelers AIM Capital Appreciation Portfolio (a)       Met/AIM Capital Appreciation Portfolio (b)
      Travelers Convertible Securities Portfolio (a)         Lord Abbett Bond Debenture Portfolio (b)
      Travelers Disciplined Mid Cap Stock Portfolio (a)      Batterymarch Mid-Cap Stock Portfolio (b)
      Travelers Federated High Yield Portfolio (a)           BlackRock High Yield Portfolio (b)
      Travelers Federated Stock Portfolio (a)                Lord Abbett Growth and Income Portfolio (b)
      Travelers Mercury Large Cap Core Portfolio (a)         BlackRock Large-Cap Core Portfolio (b)
      Travelers MFS Value Portfolio (a)                      MFS Value Portfolio (b)
      Travelers Mondrian International Stock Portfolio (a)   Harris Oakmark International Portfolio (b)
      Travelers Pioneer Fund Portfolio (a)                   Pioneer Fund Portfolio (b)
      Travelers Pioneer Mid-Cap Value Portfolio (a)          Pioneer Mid-Cap Value Portfolio (b)
      Travelers Pioneer Strategic Income Portfolio (a)       Pioneer Strategic Income Portfolio (b)
      Travelers Style Focus Small Cap Growth Portfolio (a)   Met/AIM Small Cap Growth Portfolio (b)
      Travelers Style Focus Small Cap Value Portfolio (a)    Dreman Small-Cap Value Portfolio (b)
      Travelers Equity Income Portfolio (a)                  FI Value Leaders Portfolio (b)
      Travelers Large Cap Portfolio (a)                      FI Large Cap Portfolio (b)
      Travelers Managed Allocation Conservative              MetLife Conservative Allocation Portfolio (b)
         Portfolio (a)

      -------------------------------------

      Mergers: - (Continued)

      Old Portfolio                                          New Portfolio
      -------------                                          -------------
      Travelers Managed Allocation Moderate Conservative     MetLife Conservative to Moderate Allocation
         Portfolio (a)                                          Portfolio (b)
      Travelers Managed Allocation Moderate Portfolio (a)    MetLife Moderate Allocation Portfolio (b)
      Travelers Managed Allocation Moderate-Aggressive       MetLife Moderate to Aggressive Allocation
         Portfolio (a)                                          Portfolio (b)
      Travelers Managed Allocation Aggressive                MetLife Aggressive Allocation Portfolio (b)
         Portfolio (a)
      Travelers MFS Mid Cap Growth Portfolio (a)             BlackRock Aggressive Growth Portfolio (b)
      Travelers MFS Total Return Portfolio (a)               MFS Total Return Portfolio (b)
      Travelers Strategic Equity Portfolio (a)               FI Large Cap Portfolio (b)
      Travelers Managed Income Portfolio (a)                 BlackRock Bond Income Portfolio (b)
      Travelers Quality Bond Portfolio (a)                   BlackRock Bond Income Portfolio (b)
      Travelers U.S. Government Securities Portfolio (a)     Western Asset Management U.S. Government
                                                                Portfolio (b)
      Van Kampen Enterprise Portfolio (a)                    Capital Guardian U.S. Equity Portfolio (b)
      Pioneer Europe VCT Portfolio (c)                       Pioneer International Value VCT Portfolio (d)
      Pioneer Balanced VCT Portfolio (c)                     Pioneer Ibbotson Moderate Allocation Portfolio (d)
      Pioneer AmPac Growth VCT Portfolio (c)                 Pioneer Oak Ridge Large Cap Growth VCT
                                                                Portfolio (d)

      (a) For the period January 1, 2006 to April 30, 2006

      (b) For the period May 1, 2006 to December 31, 2006

      (c) For the period January 1, 2006 to December 7, 2006

      (d) For the period December 8, 2006 to December 31, 2006

      Substitutions:

      Old Portfolio                                          New Portfolio
      -------------                                          -------------
      Delaware VIP REIT Portfolio (e)                        Neuberger Berman Real Estate Portfolio (f)
      Janus Aspen Balanced Portfolio (e)                     MFS Total Return Portfolio (f)
      AllianceBernstein Growth and Income Portfolio (e)      Lord Abbett Growth and Income Portfolio (f)
      AllianceBernstein Large Cap Growth Portfolio (e)       T. Rowe Price Large Cap Growth Portfolio (f)
      Mercury Value Opportunities V.I. Portfolio (e)         Third Avenue Small Cap Value Portfolio (f)
      Mercury Global Allocation V.I. Portfolio (e)           Oppenheimer Global Equity Portfolio (f)
      Templeton Mutual Shares Securities Portfolio (e)       Lord Abbett Growth and Income Portfolio (f)
      Templeton Growth Securities Portfolio (e)              Oppenheimer Global Equity Portfolio (f)
      Oppenheimer Capital Appreciation Portfolio (e)         Oppenheimer Capital Appreciation Portfolio (f)
      Oppenheimer Main Street Portfolio (e)                  Lord Abbett Growth and Income Portfolio (f)
      Oppenheimer Global Securities Portfolio (e)            Oppenheimer Global Equity Portfolio (f)
      Lazard Retirement Small Cap Portfolio (g)              Third Avenue Small Cap Value Portfolio (h)

      (e) For the period January 1, 2006 to April 30, 2006

      (f) For the period May 1, 2006 to December 31, 2006

      (g) For the period January 1, 2006 to November 12, 2006

      (h) For the period November 13, 2006 to December 31, 2006

1. BUSINESS -- (Concluded)

      For the year ended December 31, 2005:
      -------------------------------------

      Mergers:

      Old Portfolio                                          New Portfolio
      -------------                                          -------------
      Travelers MFS Emerging Growth Portfolio                Travelers MFS Mid Cap Growth Portfolio

      Additions:

      Franklin Income Securities Subaccount
      Travelers Managed Allocation Aggressive Subaccount
      Travelers Managed Allocation Conservative Subaccount
      Travelers Managed Allocation Moderate Subaccount
      Travelers Managed Allocation Moderate-Aggressive Subaccount Travelers Managed Allocation Moderate-Conservative Subaccount Travelers Pioneer Bond VCT Subaccount
      Travelers Pioneer Cullen Value VCT Subaccount
      Travelers Pioneer Equity Opportunity VCT Subaccount
      Travelers Pioneer Global High Yield VCT Subaccount
      Travelers Pioneer Ibbotson Aggressive Allocation VCT Subaccount Travelers Pioneer Ibbotson Growth Allocation VCT Subaccount Travelers Pioneer Ibbotson Moderate Allocation VCT Subaccount Travelers Pioneer Mid Cap Value Subaccount
      Salomon Brothers Variable All Cap Subaccount
      Travelers Style Focus Small Cap Growth Subaccount
      Travelers Style Focus Small Cap Value Subaccount

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Ten or shares of Separate Account Ten's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for Separate Account Ten product(s) offered by the Company and the prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Separate Account Ten in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair value are recorded in the Statement of Operations.

Security transactions are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

The operations of Separate Account Ten form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code of 1986 (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account Ten. Separate Account Ten is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and/or annuity unit values:

- Mortality and Expense Risks assumed by the Company ("M&E")

- Administrative fees paid for administrative expenses ("ADM")

- Enhanced Stepped-up Provision, if elected by the contract owner ("E.S.P".)

- Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
  ("GMWB")

- Guaranteed Minimum Withdrawal Benefit for Life, if elected by the contract owner ("GMWB L")

- Guaranteed Minimum Accumulation Benefit, if elected by the contract owner ("GMAB")

Below is a table displaying separate account charges with their associated products offered in Separate Account Ten for each funding option. The table displays the following death benefit ("Dth Ben") designations; Standard ("S"), Enhanced ("E"), Annual Step up ("SU"), Deferred Annual Step up ("D"), and Roll up ("R"). In products where there is one death benefit only, the Dth Ben column is blank.

                                                                                      Asset-based Charges
                                                            ------------------------------------------------------------------------
                                                                                          Optional Features
                               Dth                                         -----------------------------------------------   Total
Separate Account Charge (1)    Ben  Product                  M&E    ADM    E.S.P.  GMWB I  GMWB II  GMWB III  GMWB L  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.30%   S   Vintage II (note 2)     1.15%   0.15%                                                    1.30%
Separate Account Charge 1.40%   SU  Vintage II (note 2)     1.25%   0.15%                                                    1.40%
                                S   Vintage II
                                      (Series II) (note 2)  1.25%   0.15%                                                    1.40%

Separate Account Charge 1.50%   S   Vintage II (note 2)     1.15%   0.15%   0.20%                                            1.50%
                                SU  Vintage II
                                      (Series II) (note 2)  1.35%   0.15%                                                    1.50%

Separate Account Charge 1.55%   R   Vintage II (note 2)     1.40%   0.15%                                                    1.55%
                                S   Vintage II (note 2)     1.15%   0.15%                             0.25%                  1.55%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%   0.15%                                            1.55%

Separate Account Charge 1.60%   SU  Vintage II (note 2)     1.25%   0.15%   0.20%                                            1.60%

Separate Account Charge 1.65%   SU  Vintage II (note 2)     1.25%   0.15%                             0.25%                  1.65%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%                             0.25%                  1.65%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%   0.15%                                            1.65%

Separate Account Charge 1.70%   S   Vintage II (note 2)     1.15%   0.15%           0.40%                                    1.70%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%                                                    1.70%

Separate Account Charge 1.75%   D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%                                                    1.75%
                                R   Vintage II (note 2)     1.40%   0.15%   0.20%                                            1.75%
                                S   Vintage II (note 2)     1.15%   0.15%   0.20%                     0.25%                  1.75%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%                             0.25%                  1.75%

Separate Account Charge 1.80%   R   Vintage II (note 2)     1.40%   0.15%                             0.25%                  1.80%
                                S   Vintage II (note 2)     1.15%   0.15%                   0.50%                            1.80%
                                SU  Vintage II (note 2)     1.25%   0.15%           0.40%                                    1.80%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%   0.15%                     0.25%                  1.80%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%           0.40%                                    1.80%

                                                                                      Asset-based Charges
                                                            ------------------------------------------------------------------------
                                                                                          Optional Features
                               Dth                                         -----------------------------------------------   Total
Separate Account Charge (1)    Ben  Product                  M&E    ADM    E.S.P.  GMWB I  GMWB II  GMWB III  GMWB L  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.85%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%                                                     1.85%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%                                                     1.85%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%                                                     1.85%
                                    Vintage 3 (note 2)      1.70%   0.15%                                                     1.85%
                                SU  Vintage II (note 2)     1.25%   0.15%   0.20%                     0.25%                   1.85%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%   0.15%                                             1.85%
                                SU  Vintage L (note 2)      1.70%   0.15%                                                     1.85%
Separate Account Charge 1.90%   S   Vintage II (note 2)     1.15%   0.15%   0.20%   0.40%                                     1.90%
                                SU  Vintage II (note 2)     1.25%   0.15%                   0.50%                             1.90%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%                   0.50%                             1.90%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%                                             0.50%   1.90%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%   0.15%                     0.25%                   1.90%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%           0.40%                                     1.90%
Separate Account Charge 1.95%   D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%   0.20%                                             1.95%
                                R   Vintage II (note 2)     1.40%   0.15%           0.40%                                     1.95%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%                             0.25%                   1.95%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%   0.15%   0.40%                                     1.95%
Separate Account Charge 2.00%   D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%                             0.25%                   2.00%
                                R   Vintage II (note 2)     1.40%   0.15%   0.20%                     0.25%                   2.00%
                                S   Vintage II (note 2)     1.15%   0.15%   0.20%           0.50%                             2.00%
                                SU  Vintage II (note 2)     1.25%   0.15%   0.20%   0.40%                                     2.00%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%                   0.50%                             2.00%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%                                             0.50%   2.00%
                                SU  Vintage L (note 2)      1.70%   0.15%   0.15%                                             2.00%

                                                                                      Asset-based Charges
                                                            ------------------------------------------------------------------------
                                                                                          Optional Features
                               Dth                                         -----------------------------------------------   Total
Separate Account Charge (1)    Ben  Product                  M&E    ADM    E.S.P.  GMWB I  GMWB II  GMWB III  GMWB L  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.05%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%                                                     2.05%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%                                             2.05%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%   0.20%                                             2.05%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%                                                     2.05%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%   0.20%                                             2.05%
                                    Vintage 3 (note 2)      1.70%   0.15%   0.20%                                             2.05%
                                R   Vintage II (note 2)     1.40%   0.15%                   0.50%                             2.05%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%   0.15%                                     0.50%   2.05%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%   0.15%                                             2.05%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%   0.15%   0.40%                                     2.05%
                                R   Vintage L (note 2)      1.90%   0.15%                                                     2.05%
Separate Account Charge 2.10%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%                             0.25%                   2.10%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%                             0.25%                   2.10%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%                             0.25%                   2.10%
                                    Vintage 3 (note 2)      1.70%   0.15%                             0.25%                   2.10%
                                SU  Vintage II (note 2)     1.25%   0.15%   0.20%           0.50%                             2.10%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%           0.40%                                     2.10%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%   0.15%                     0.25%                   2.10%
                                SU  Vintage L (note 2)      1.70%   0.15%                             0.25%                   2.10%
Separate Account Charge 2.15%   D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%           0.40%                                     2.15%
                                R   Vintage II (note 2)     1.40%   0.15%   0.20%   0.40%                                     2.15%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%   0.15%                              0.50%          2.15%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%   0.15%                                     0.50%   2.15%
Separate Account Charge 2.20%   D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%   0.20%                              0.25%          2.20%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%                   0.50%                             2.20%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%                                             0.50%   2.20%
                                R   Vintage L (note 2)      1.90%   0.15%   0.15%                                             2.20%

                                                                                      Asset-based Charges
                                                            ------------------------------------------------------------------------
                                                                                          Optional Features
                               Dth                                         -----------------------------------------------   Total
Separate Account Charge (1)    Ben  Product                  M&E    ADM    E.S.P.  GMWB I  GMWB II  GMWB III  GMWB L  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.25%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%                                             2.25%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%           0.40%                                     2.25%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%           0.40%                                     2.25%
                                D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%                                             0.50%   2.25%
                                D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%                   0.50%                             2.25%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%   0.20%                                             2.25%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%           0.40%                                     2.25%
                                    Vintage 3 (note 2)      1.70%   0.15%           0.40%                                     2.25%
                                R   Vintage II (note 2)     1.40%   0.15%   0.20%           0.50%                             2.25%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%   0.15%   0.40%                                     2.25%
                                SU  Vintage L (note 2)      1.70%   0.15%   0.15%                     0.25%                   2.25%
                                SU  Vintage L (note 2)      1.70%   0.15%           0.40%                                     2.25%
Separate Account Charge 2.30%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%                             0.25%                   2.30%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%                     0.25%                   2.30%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%   0.20%                     0.25%                   2.30%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%                             0.25%                   2.30%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%   0.20%                     0.25%                   2.30%
                                    Vintage 3 (note 2)      1.70%   0.15%   0.20%                     0.25%                   2.30%
                                R   Vintage L (note 2)      1.90%   0.15%                             0.25%                   2.30%
Separate Account Charge 2.35%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%                   0.50%                             2.35%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%                                             0.50%   2.35%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%                   0.50%                             2.35%
                                D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%   0.20%   0.40%                                     2.35%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%                                             0.50%   2.35%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%                   0.50%                             2.35%
                                    Vintage 3 (note 2)      1.70%   0.15%                   0.50%                             2.35%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%   0.15%           0.50%                             2.35%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%   0.15%                                     0.50%   2.35%
                                SU  Vintage L (note 2)      1.70%   0.15%                   0.50%                             2.35%
                                SU  Vintage L (note 2)      1.70%   0.15%                                             0.50%   2.35%
Separate Account Charge 2.40%   SU  Vintage L (note 2)      1.70%   0.15%   0.15%   0.40%                                     2.40%

                                                                                      Asset-based Charges
                                                            ------------------------------------------------------------------------
                                                                                          Optional Features
                               Dth                                         -----------------------------------------------   Total
Separate Account Charge (1)    Ben  Product                  M&E    ADM    E.S.P.  GMWB I  GMWB II  GMWB III  GMWB L  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.45%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%           0.40%                                    2.45%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%   0.40%                                    2.45%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%   0.20%   0.40%                                    2.45%
                                D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%   0.20%           0.50%                            2.45%
                                D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%   0.20%                                     0.50%  2.45%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%           0.40%                                    2.45%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%   0.20%   0.40%                                    2.45%
                                    Vintage 3 (note 2)      1.70%   0.15%   0.20%   0.40%                                    2.45%
                                R   Vintage L (note 2)      1.90%   0.15%           0.40%                                    2.45%
                                R   Vintage L (note 2)      1.90%   0.15%   0.15%                     0.25%                  2.45%
Separate Account Charge 2.50%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%                                      0.65%         2.50%
                                E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%                     0.25%                  2.50%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%   0.20%                     0.25%                  2.50%
                                SU  Vintage L (note 2)      1.70%   0.15%   0.15%                                     0.50%  2.50%
                                SU  Vintage L (note 2)      1.70%   0.15%   0.15%           0.50%                            2.50%
Separate Account Charge 2.55%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%                   0.50%                            2.55%
                                E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%                                             0.50%  2.55%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%                                     0.50%  2.55%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%           0.50%                            2.55%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%   0.20%           0.50%                            2.55%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%                                             0.50%  2.55%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%                   0.50%                            2.55%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%   0.20%                                     0.50%  2.55%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%   0.20%           0.50%                            2.55%
                                    Vintage 3 (note 2)      1.70%   0.15%   0.20%           0.50%                            2.55%
                                R   Vintage L (note 2)      1.90%   0.15%                   0.50%                            2.55%
                                R   Vintage L (note 2)      1.90%   0.15%                                             0.50%  2.55%
Separate Account Charge 2.60%   R   Vintage L (note 2)      1.90%   0.15%   0.15%   0.40%                                    2.60%
Separate Account Charge 2.65%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%                                      0.80%         2.65%
                                E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%   0.40%                                    2.65%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%   0.20%   0.40%                                    2.65%

3. CONTRACT CHARGES -- (Concluded)

                                                                                      Asset-based Charges
                                                            ------------------------------------------------------------------------
                                                                                          Optional Features
                               Dth                                         -----------------------------------------------   Total
Separate Account Charge (1)    Ben  Product                  M&E    ADM    E.S.P.  GMWB I  GMWB II  GMWB III  GMWB L  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.70%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%                              0.65%          2.70%
                                E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%                                      0.65%          2.70%
                                R   Vintage L (note 2)      1.90%   0.15%   0.15%                                     0.50%   2.70%
                                R   Vintage L (note 2)      1.90%   0.15%   0.15%           0.50%                             2.70%
Separate Account Charge 2.75%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%                                     0.50%   2.75%
                                E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%           0.50%                             2.75%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%   0.20%                                     0.50%   2.75%
                                R   portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%   0.20%           0.50%                             2.75%
Separate Account Charge 2.85%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%                              0.80%          2.85%
Separate Account Charge 2.90%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%                              0.65%          2.90%
Separate Account Charge 3.05%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%                              0.80%          3.05%

(1) Certain accumulation and annuity unit values may not be available through certain Subaccounts.

(2) An amount equal to the underlying fund expenses that are in excess of 0.90% is being waived for the Harris Oakmark International Subaccount (Class A) of the Met Investors Series Trust.

(3) An amount equal to the underlying fund expenses that are in excess of 0.59% is being waived for the Lord Abbett Growth and Income Subaccount (Class B) of the Met Investors Series Trust.

(4) A waiver of 0.15% of the M&E charge applies to the Subaccount investing in the Western Asset Management U.S. Government Subaccount (Class A) of the Metropolitan Series Fund, Inc.

For contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to the Company to cover administrative charges.

No sales charges are deducted from participant purchase payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the purchase payments are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges, for withdrawals in the accumulation and annuity phases, are assessed through the redemption of units as noted below.

Product                      Withdrawal/Surrender Charges (as a percentage of the amount withdrawn)
Pioneer AnnuiStar Flex       Maximum percentage is 6% decreasing to 0% after 4 full years
Portfolio Architect L        Maximum percentage is 6% decreasing to 0% after 4 full years
Portfolio Architect 3        Maximum percentage is 6% decreasing to 0% after 3 full years
Vintage L                    Maximum percentage is 6% decreasing to 0% after 4 full years
Vintage II                   Maximum percentage is 6% decreasing to 0% after 7 full years
Vintage II (Series II)       Maximum percentage is 6% decreasing to 0% after 7 full years
Vintage 3                    Maximum percentage is 6% decreasing to 0% after 3 full years

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                                 As of and for the period ended December 31, 2006
                                                                                --------------------------------------------------
                                                                                 No. of       Market       Cost of      Proceeds
INVESTMENTS                                                                      Shares       Value       Purchases    from Sales
                                                                                ---------  ------------  -----------  ------------
AIM Variable Insurance Funds (0.1%)
   AIM V.I. Capital Appreciation Subaccount (Series II) (Cost $475,717)            20,918  $    541,988  $   267,760  $     33,463
   AIM V.I. Core Equity Subaccount (Series I) (Cost $730,565)                      29,123       792,715      910,848       182,981
   AIM V.I. Mid Cap Core Equity Subaccount (Series II) (Cost $330,248)             25,776       345,911       57,847        19,461
   AIM V.I. Premier Equity Subaccount (Series I) (Cost $0)                             --            --        8,920     1,135,370
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $1,536,530)                                                       75,817  $  1,680,614  $ 1,245,375  $  1,371,275
                                                                                =========  ============  ===========  ============
AllianceBernstein Variable Products Series Fund, Inc. (0.0%)
   AllianceBernstein Growth and Income Subaccount (Class B) (Cost $0)                  --  $         --  $   307,519  $  5,750,363
   AllianceBernstein Large-Cap Growth Subaccount (Class B) (Cost $0)                   --            --      137,026     7,171,152
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $0)                                                                   --  $         --  $   444,545  $ 12,921,515
                                                                                =========  ============  ===========  ============
American Funds Insurance Series (21.6%)
   American Funds Global Growth Subaccount (Class 2) (Cost $28,798,692)         1,809,347  $ 42,139,684  $ 4,031,850  $  3,928,596
   American Funds Growth Subaccount (Class 2) (Cost $79,099,031)                1,638,320   104,983,515    8,679,018    13,890,383
   American Funds Growth-Income Subaccount (Class 2) (Cost $82,107,577)         2,528,832   106,691,405    9,547,105    15,310,878
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $190,005,300)                                                  5,976,499  $253,814,604  $22,257,973  $ 33,129,857
                                                                                =========  ============  ===========  ============
Capital Appreciation Fund (0.0%)
   Capital Appreciation Fund
     Total (Cost $0)                                                                   --  $         --  $   362,797  $  1,309,913
                                                                                =========  ============  ===========  ============
Credit Suisse Trust (0.0%)
   Credit Suisse Trust Emerging Markets Subaccount
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $41,732)                                                           4,867  $    106,334  $     2,678  $     19,576
                                                                                =========  ============  ===========  ============
Delaware VIP Trust (0.0%)
   Delaware VIP REIT Subaccount (Standard Class)
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $0)                                                                   --  $         --  $   784,231  $  3,651,192
                                                                                =========  ============  ===========  ============
Dreyfus Variable Investment Fund (0.1%)
   Dreyfus VIF Appreciation Subaccount (Initial Shares) (Cost $429,726)            13,277  $    564,949  $    37,887  $     70,868
   Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
     (Cost $930,560)                                                               27,492     1,155,504      139,788       405,527
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $1,360,286)                                                       40,769  $  1,720,453  $   177,675  $    476,395
                                                                                =========  ============  ===========  ============
FAM Variable Series Funds, Inc. (0.0%)
   FAMVS Mercury Global Allocation V.I. Subaccount (Class III)
     (Cost $0)                                                                         --  $         --  $    41,098  $  2,253,191
   FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
     (Cost $0)                                                                         --            --      923,410     3,643,406
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $0)                                                                   --  $         --  $   964,508  $  5,896,597
                                                                                =========  ============  ===========  ============
Franklin Templeton Variable Insurance Products Trust (4.1%)
   FTVIPT Franklin Income Securities Subaccount (Class 2)
     (Cost $3,170,530)                                                            196,612  $  3,413,188  $ 3,554,259  $  1,614,385
   FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
     (Cost $899,776)                                                               52,568     1,080,268      125,517       224,313
   FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
     (Class 2) (Cost $8,044,758)                                                  457,422    10,122,754      358,932     2,671,212
   FTVIPT Mutual Shares Securities Subaccount (Class 2) (Cost $0)                      --            --      722,691    22,114,237
   FTVIPT Templeton Developing Markets Securities Subaccount
     (Class 2) (Cost $6,079,261)                                                  661,374     9,120,347    2,519,001     2,940,804
   FTVIPT Templeton Foreign Securities Subaccount (Class 2)
     (Cost $16,906,605)                                                         1,329,911    24,895,926    2,508,027     4,291,134
   FTVIPT Templeton Growth Securities Subaccount (Class 2) (Cost $0)                   --            --      579,669     5,391,956
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $35,100,930)                                                   2,697,887  $ 48,632,483  $10,368,096  $ 39,248,041
                                                                                =========  ============  ===========  ============

High Yield Bond Trust (0.0%)
   High Yield Bond Trust
     Total (Cost $0)                                                                   --  $         --  $    22,843  $    164,690
                                                                                =========  ============  ===========  ============

                                                                                           As of and for the period ended
                                                                                         December 31, 2006 -- (Continued)
                                                                                ---------------------------------------------------
                                                                                  No. of       Market       Cost of      Proceeds
INVESTMENTS                                                                       Shares       Value       Purchases    from Sales
                                                                                ----------  ------------  -----------  ------------
Janus Aspen Series (0.3%)
   Janus Aspen Balanced Subaccount (Service Shares) (Cost $0)                           --  $         --  $     1,339  $  1,436,087
   Janus Aspen Global Life Sciences Subaccount (Service Shares) (Cost $35,081)       5,537        52,047        1,130        14,366
   Janus Aspen Global Technology Subaccount (Service Shares) (Cost $80,334)         23,850       101,840       25,554        53,613
   Janus Aspen Mid Cap Growth Subaccount (Service Shares) (Cost $2,669,804)         96,898     3,119,162       90,180       694,845
   Janus Aspen Worldwide Growth Subaccount (Service Shares) (Cost $149,384)          6,130       197,455        7,365       106,336
                                                                                ----------  ------------  -----------  ------------
     Total (Cost $2,934,603)                                                       132,415  $  3,470,504  $   125,568  $  2,305,247
                                                                                ==========  ============  ===========  ============
Lazard Retirement Series, Inc. (0.0%)
   Lazard Retirement Small Cap Subaccount
     Total (Cost $0)                                                                    --  $         --  $   671,834  $  4,006,245
                                                                                ==========  ============  ===========  ============
Legg Mason Partners Investment Series (0.4%)
   LMPIS Dividend Strategy Subaccount (Cost $1,753,877)                            208,171  $  2,090,032  $   130,490  $    633,848
   LMPIS Premier Selections All Cap Growth Subaccount (Cost $2,177,137)            202,224     2,705,751      192,243       401,125
                                                                                ----------  ------------  -----------  ------------
     Total (Cost $3,931,014)                                                       410,395  $  4,795,783  $   322,733  $  1,034,973
                                                                                ==========  ============  ===========  ============
Legg Mason Partners Variable Portfolios V (0.3%)
   LMPVPV Small Cap Growth Opportunities Subaccount
     Total (Cost $2,904,020)                                                       272,772  $  3,117,779  $   485,526  $  5,145,840
                                                                                ==========  ============  ===========  ============
Legg Mason Partners Variable Portfolios I, Inc. (2.7%)
   LMPVPI All Cap Subaccount (Class I) (Cost $10,973,213)                          739,692  $ 14,438,787  $ 1,037,869  $  3,850,214
   LMPVPI All Cap Subaccount (Class II) (Cost $117,709)                              6,517       127,400      147,122        32,116
   LMPVPI Investors Subaccount (Class I) (Cost $7,952,316)                         636,791    10,538,895      642,233     4,914,255
   LMPVPI Large Cap Growth Subaccount (Class I) (Cost $321,243)                     27,642       354,928      198,116       305,189
   LMPVPI Small Cap Growth Subaccount (Class I) (Cost $4,557,467)                  366,776     5,376,943      469,678     5,745,917
   LMPVPI Total Return Subaccount (Class II) (Cost $629,006)                        51,435       639,857      542,685        18,157
                                                                                ----------  ------------  -----------  ------------
     Total (Cost $24,550,954)                                                    1,828,853  $ 31,476,810  $ 3,037,703  $ 14,865,848
                                                                                ==========  ============  ===========  ============
Legg Mason Partners Variable Portfolios II (8.5%)
   LMPVPII Aggressive Growth Subaccount (Class I) (Cost $623,335)                   31,292  $    810,766  $   136,446  $    249,440
   LMPVPII Aggressive Growth Subaccount (Class II) (Cost $575,350)                  28,487       728,123       56,897       123,106
   LMPVPII Appreciation Subaccount (Cost $23,687,940)                            1,135,052    30,362,645    1,476,423     5,867,981
   LMPVPII Diversified Strategic Income Subaccount (Cost $13,089,448)            1,412,179    12,610,759      873,173     3,291,813
   LMPVPII Equity Index Subaccount (Class II) (Cost $10,738,167)                   404,564    13,807,754      509,201     2,144,327
   LMPVPII Fundamental Value Subaccount (Cost $34,834,074)                       1,811,112    41,275,234    3,114,888     9,963,262
   LMPVPII Growth and Income Subaccount (Class I) (Cost $44,550)                    10,676        60,214        1,860        35,454
                                                                                ----------  ------------  -----------  ------------
     Total (Cost $83,592,864)                                                    4,833,362  $ 99,655,495  $ 6,168,888  $ 21,675,383
                                                                                ==========  ============  ===========  ============
Legg Mason Partners Variable Portfolios III, Inc. (12.7%)
   LMPVPIII Adjustable Rate Income Subaccount (Cost $4,184,800)                    416,299  $  4,113,031  $   747,349  $  1,713,101
   LMPVPIII Aggressive Growth Subaccount (Cost $46,768,662)                      3,839,124    62,040,247    1,747,283    12,624,111
   LMPVPIII High Income Subaccount (Cost $21,029,771)                            2,809,535    20,537,704    2,121,106     6,355,417
   LMPVPIII International All Cap Growth Subaccount (Cost $1,679,617)              161,378     2,788,611      212,280       909,049
   LMPVPIII Large Cap Growth Subaccount (Cost $19,234,516)                       1,397,002    22,030,722      426,701     5,279,108
   LMPVPIII Large Cap Value Subaccount (Cost $6,650,738)                           368,431     7,998,632      316,217     1,664,990
   LMPVPIII Mid Cap Core Subaccount (Cost $13,177,751)                           1,043,114    14,947,824    2,068,125     3,339,163
   LMPVPIII Money Market Subaccount (Cost $14,865,502)                          14,865,502    14,865,502   11,915,326    12,372,850
                                                                                ----------  ------------  -----------  ------------
     Total (Cost $127,591,357)                                                  24,900,385  $149,322,273  $19,554,387  $ 44,257,789
                                                                                ==========  ============  ===========  ============

                                                                                          As of and for the period ended
                                                                                        December 31, 2006 -- (Continued)
                                                                               ---------------------------------------------------
                                                                                 No. of       Market       Cost of      Proceeds
INVESTMENTS                                                                      Shares       Value       Purchases    from Sales
                                                                               ----------  ------------  -----------  ------------
Legg Mason Partners Variable Portfolios IV (16.4%)
   LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
     (Cost $76,861,887)                                                         5,703,257  $ 93,647,486  $ 5,302,697  $ 28,582,956
   LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth
     and Value (Cost $57,105,836)                                               4,638,957    65,919,573    3,282,017    21,463,219
   LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth
     and Value (Cost $19,355,859)                                               1,325,452    23,791,868    2,873,986     4,781,110
   LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
     (Cost $7,854,184)                                                            586,159     9,319,928      616,347     2,398,001
                                                                               ----------  ------------  -----------  ------------
     Total (Cost $161,177,766)                                                 12,253,825  $192,678,855  $12,075,047  $ 57,225,286
                                                                               ==========  ============  ===========  ============
Lord Abbett Series Fund, Inc. (2.5%)
   Lord Abbett Growth and Income Subaccount (Class VC) (Cost $10,529,670)         421,160  $ 12,356,830  $ 1,314,276  $  2,435,836
   Lord Abbett Mid-Cap Value Subaccount (Class VC) (Cost $14,143,686)             753,305    16,406,979    2,080,340     4,507,762
                                                                               ----------  ------------  -----------  ------------
     Total (Cost $24,673,356)                                                   1,174,465  $ 28,763,809  $ 3,394,616  $  6,943,598
                                                                               ==========  ============  ===========  ============
Managed Assets Trust (0.0%)
   Managed Assets Trust
     Total (Cost $0)                                                                   --  $         --  $     1,040  $    109,156
                                                                               ==========  ============  ===========  ============
Met Investors Series Trust (5.8%)
   MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (Cost $1,181,843)          58,736  $  1,141,235  $ 1,423,557  $    225,112
   MIST BlackRock High Yield Subaccount (Class A) (Cost $1,585,301)               189,307     1,688,622    2,100,856       521,943
   MIST BlackRock Large-Cap Core Subaccount (Class A) (Cost $2,865,952)           273,940     3,068,132    3,249,053       385,347
   MIST Dreman Small-Cap Value Subaccount (Class A) (Cost $445,678)                34,750       478,509      560,579       119,104
   MIST Harris Oakmark International Subaccount (Class A) (Cost $7,984,268)       465,905     8,866,175    8,745,374       774,486
   MIST Janus Capital Appreciation Subaccount (Class A) (Cost $895,800)            12,023       933,493    1,316,457       408,140
   MIST Legg Mason Partners Managed Assets Subaccount (Class A)
     (Cost $19,844)                                                                 1,173        21,201       20,093           252
   MIST Lord Abbett Bond Debenture Subaccount (Class A) (Cost $2,257,478)         191,316     2,393,359    2,749,525       508,080
   MIST Lord Abbett Growth and Income Subaccount (Class B) (Cost $22,680,387)     844,051    24,646,278   27,394,021     4,770,492
   MIST Lord Abbett Mid-Cap Value Subaccount (Class B) (Cost $325,754)             15,344       346,157      549,691       235,134
   MIST Met/AIM Capital Appreciation Subaccount (Class A) (Cost $4,574,682)       375,673     4,068,542    4,861,775       270,584
   MIST Met/AIM Small Cap Growth Subaccount (Class A) (Cost $101,109)               7,773       105,166      134,722        33,247
   MIST MFS(R) Value Subaccount (Class A) (Cost $3,702,656)                       272,523     3,880,722    4,352,936       673,062
   MIST Neuberger Berman Real Estate Subaccount (Class A) (Cost $3,596,881)       239,153     4,335,852    4,133,623       580,764
   MIST Oppenheimer Capital Appreciation Subaccount (Class B)
     (Cost $218,332)                                                               25,059       230,545      243,037        23,109
   MIST Pioneer Fund Subaccount (Class A) (Cost $1,520,271)                       112,579     1,647,026    1,816,959       301,599
   MIST Pioneer Mid-Cap Value Subaccount (Class A) (Cost $154,779)                 13,634       162,786      651,933       498,843
   MIST Pioneer Strategic Income Subaccount (Class A) (Cost $3,491,122)           366,376     3,465,917    4,134,230       650,116
   MIST Third Avenue Small Cap Value Subaccount (Class B)
     (Cost $6,595,262)                                                            390,769     6,807,201    7,349,866       737,518
                                                                               ----------  ------------  -----------  ------------
     Total (Cost $64,197,399)                                                   3,890,084  $ 68,286,918  $75,788,287  $ 11,716,932
                                                                               ==========  ============  ===========  ============
Metropolitan Series Fund, Inc. (12.0%)
   MSF BlackRock Aggressive Growth Subaccount (Class D) (Cost $5,132,915)         213,381  $  5,078,478  $ 6,284,440  $  1,080,792
   MSF BlackRock Bond Income Subaccount (Class A) (Cost $2,303,338)                22,067     2,396,722    2,751,090       455,347
   MSF BlackRock Bond Income Subaccount (Class E) (Cost $13,769,065)              133,789    14,434,494   15,950,829     2,227,381
   MSF BlackRock Money Market Subaccount (Class A) (Cost $2,174,029)               21,740     2,174,029    4,567,023     2,392,994
   MSF Capital Guardian U.S. Equity Subaccount (Class A) (Cost $2,069,091)        161,747     2,151,232    2,480,020       402,770
   MSF FI Large Cap Subaccount (Class A) (Cost $11,220,560)                       761,286    11,510,646   14,326,223     2,947,248
   MSF FI Value Leaders Subaccount (Class D) (Cost $13,512,658)                    67,380    14,011,694   15,920,830     2,368,868
   MSF MetLife Aggressive Allocation Subaccount (Class B) (Cost $918,870)          79,764       976,313    1,034,024       117,962
   MSF MetLife Conservative Allocation Subaccount (Class B) (Cost $360,733)        36,044       379,903      444,235        84,096
   MSF MetLife Conservative to Moderate Allocation Subaccount(Class B)
     (Cost $558,333)                                                               51,245       564,718      918,721       380,388
   MSF MetLife Moderate Allocation Subaccount (Class B) (Cost $3,844,095)         357,305     4,101,861    4,406,631       594,606
   MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
     (Cost $6,023,859)                                                            540,206     6,450,057    6,715,215       694,338

                                                                                          As of and for the period ended
                                                                                           December 31, 2006 (Continued)
                                                                               ---------------------------------------------------
                                                                                No. of       Market        Cost of      Proceeds
INVESTMENTS                                                                     Shares       Value        Purchases    from Sales
                                                                               ---------  ------------  ------------  ------------
Metropolitan Series Fund, Inc. (Continued)
   MSF MFS(R) Total Return Subaccount (Class F) (Cost $56,982,874)               396,254    61,565,979    67,454,709    10,675,138
   MSF Oppenheimer Global Equity Subaccount (Class B) (Cost $7,449,123)          474,081     7,964,565     8,512,215     1,035,909
   MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (Cost $6,209,586)     442,566     6,722,584     6,961,259       754,814
   MSF Western Asset Management High Yield Bond Subaccount (Class A)
     (Cost $194,082)                                                              20,049       206,706       202,768         9,005
   MSF Western Asset Management U.S. Government Subaccount (Class A)
     (Cost $70,655)                                                                6,003        73,832        71,829         1,199
                                                                               ---------  ------------  ------------  ------------
     Total (Cost $132,793,866)                                                 3,784,907  $140,763,813  $159,002,061  $ 26,222,855
                                                                               =========  ============  ============  ============
Money Market Portfolio (0.0%)
   Money Market Portfolio
     Total (Cost $0)                                                                  --  $         --  $    920,923  $  2,322,293
                                                                               =========  ============  ============  ============
Oppenheimer Variable Account Funds (0.0%)
   Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
     (Cost $0) ..............................................................         --  $         --  $     10,101  $    159,462
   Oppenheimer Global Securities Subaccount/VA (Service Shares)
     (Cost $0)                                                                        --            --        53,878       457,389
   Oppenheimer Main Street/VA Subaccount (Service Shares) (Cost $0)                   --            --           735        62,404
                                                                               ---------  ------------  ------------  ------------
     Total (Cost $0) ........................................................         --  $         --  $     64,714  $    679,255
                                                                               =========  ============  ============  ============
PIMCO Variable Insurance Trust (5.8%)
   PIMCO VIT Real Return Subaccount (Administrative Class)
     (Cost $13,033,448)                                                        1,033,241  $ 12,326,570  $  1,702,818  $  3,587,620
   PIMCO VIT Total Return Subaccount (Administrative Class)
     (Cost $56,439,041)                                                        5,483,765    55,495,704     4,379,229    12,375,652
                                                                               ---------  ------------  ------------  ------------
     Total (Cost $69,472,489)                                                  6,517,006  $ 67,822,274  $  6,082,047  $ 15,963,272
                                                                               =========  ============  ============  ============
Pioneer Variable Contracts Trust (1.2%)
   Pioneer America Income VCT Subaccount (Class II) (Cost $290,274)               29,143  $    283,272  $    112,921  $     91,044
   Pioneer Balanced VCT Subaccount (Class II) (Cost $0)                               --            --       437,008       523,995
   Pioneer Cullen Value VCT Subaccount (Class II) (Cost $246,326)                 22,511       289,261       117,857         4,221
   Pioneer Emerging Markets VCT Subaccount (Class II) (Cost $149,118)              7,249       245,879        55,290        47,254
   Pioneer Equity Income VCT Subaccount (Class II) (Cost $721,540)                36,578       917,008        87,114       177,401
   Pioneer Europe VCT Subaccount (Class II) (Cost $0)                                 --            --         6,037        30,428
   Pioneer Fund VCT Subaccount (Class II) (Cost $452,131)                         23,160       572,753        57,003       105,073
   Pioneer Global High Yield VCT Subaccount (Class II) (Cost $97,321)              9,513        98,743       193,036       110,798
   Pioneer Growth Shares VCT Subaccount (Class II) (Cost $85,487)                  6,593        94,876        94,844        31,756
   Pioneer High Yield VCT Subaccount (Class II) (Cost $1,034,267)                 92,924     1,023,098       337,966       394,968
   Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
     (Cost $390,527)                                                              35,258       437,908       308,341         5,182
   Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
     (Cost $2,944,233)                                                           252,717     3,050,290     3,319,932       477,437
   Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II)
     (Cost $3,773,281)                                                           339,881     3,946,021     3,629,147        57,083
   Pioneer International Value VCT Subaccount (Class II) (Cost $125,197)           8,803       146,656       115,836        27,092
   Pioneer Mid Cap Value VCT Subaccount (Class II) (Cost $383,442)                17,472       353,640       145,986       119,754
   Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
     (Cost $361,160)                                                              33,059       401,005       113,013       131,604
   Pioneer Real Estate Shares VCT Subaccount (Class II) (Cost $231,955)            9,382       309,228        79,782        37,830
   Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
     (Cost $76,100)                                                                7,083        86,836         1,633         3,000
   Pioneer Small Cap Value VCT Subaccount (Class II) (Cost $243,037)              15,709       278,991       114,800       139,343
   Pioneer Small Company VCT Subaccount (Class II) (Cost $0)                          --            --         1,764        51,034
   Pioneer Strategic Income VCT Subaccount (Class II) (Cost $1,453,307)          133,761     1,444,618       629,217       229,957
   Pioneer Value VCT Subaccount (Class II) (Cost $415,848)                        32,083       483,816        63,717        16,693
                                                                               ---------  ------------  ------------  ------------
     Total (Cost $13,474,551)                                                  1,112,879  $ 14,463,899  $ 10,022,244  $  2,812,947
                                                                               =========  ============  ============  ============

4. STATEMENT OF INVESTMENTS -- (Concluded)

                                                                                          As of and for the period ended
                                                                                         December 31, 2006 -- (Concluded)
                                                                                --------------------------------------------------
                                                                                 No. of       Market       Cost of      Proceeds
INVESTMENTS                                                                      Shares       Value       Purchases    from Sales
                                                                                ---------  ------------  -----------  ------------
Putnam Variable Trust (1.1%)
   Putnam VT Discovery Growth Subaccount (Class IB) (Cost $120,811)                31,162  $    184,479  $     3,636  $     80,089
   Putnam VT International Equity Subaccount (Class IB) (Cost $2,809,174)         217,791     4,495,207    1,002,247       833,006
   Putnam VT Small Cap Value Subaccount (Class IB) (Cost$5,791,569)               329,207     7,989,845    1,230,728     2,150,471
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $8,721,554)                                                      578,160  $ 12,669,531  $ 2,236,611  $  3,063,566
                                                                                =========  ============  ===========  ============
The Travelers Series Trust (0.0%)
   Travelers AIM Capital Appreciation Subaccount (Cost $0)                             --  $         --  $    29,203  $  4,611,440
   Travelers Convertible Securities Subaccount (Cost $0)                               --            --      216,180     2,964,076
   Travelers Disciplined Mid Cap Stock Subaccount (Cost $0)                            --            --      221,170     1,394,910
   Travelers Equity Income Subaccount (Cost $0)                                        --            --    2,152,705    17,039,544
   Travelers Federated High Yield Subaccount (Cost $0)                                 --            --      438,226     2,939,609
   Travelers Federated Stock Subaccount (Cost $0)                                      --            --       31,205       194,044
   Travelers Large Cap Subaccount (Cost $0)                                            --            --      465,289     6,879,079
   Travelers Managed Allocation Series: Aggressive Subaccount
     (Cost $0)                                                                         --            --      446,286       826,052
   Travelers Managed Allocation Series: Conservative Subaccount
     (Cost $0)                                                                         --            --      467,535       782,783
   Travelers Managed Allocation Series: Moderate Subaccount
     (Cost $0)                                                                         --            --    1,495,528     3,335,275
   Travelers Managed Allocation Series: Moderate-Aggressive
     Subaccount (Cost $0)                                                              --            --    1,351,375     5,941,224
   Travelers Managed Allocation Series: Moderate-Conservative
     Subaccount (Cost $0)                                                              --            --       35,340        68,889
   Travelers Managed Income Subaccount (Cost $0)                                       --            --      599,489    16,944,096
   Travelers Mercury Large Cap Core Subaccount (Cost $0)                               --            --      149,248     3,288,991
   Travelers MFS(R) Mid Cap Growth Subaccount (Cost $0)                                --            --      392,973     6,418,880
   Travelers MFS(R) Total Return Subaccount (Cost $0)                                  --            --    2,219,828    70,593,615
   Travelers MFS(R) Value Subaccount (Cost $0)                                         --            --      509,628     2,998,581
   Travelers Mondrian International Stock Subaccount (Cost $0)                         --            --      825,637     8,083,923
   Travelers Pioneer Fund Subaccount (Cost $0)                                         --            --       95,588     1,746,191
   Travelers Pioneer Mid Cap Value Subaccount (Cost $0)                                --            --       68,248       152,204
   Travelers Pioneer Strategic Income Subaccount (Cost $0)                             --            --      583,689     2,464,462
   Travelers Quality Bond Subaccount (Cost $0)                                         --            --      382,607     2,560,437
   Travelers Strategic Equity Subaccount (Cost $0)                                     --            --      399,958     8,307,650
   Travelers Style Focus Series: Small Cap Growth Subaccount (Cost$0)                  --            --       13,774        53,797
   Travelers Style Focus Series: Small Cap Value Subaccount (Cost $0)                  --            --       56,418        94,832
   Travelers U.S. Government Securities Subaccount (Cost $0)                           --            --       11,335        72,100
   Travelers Van Kampen Enterprise Subaccount (Cost $0)                                --            --       67,050     2,545,849
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $0)                                                                   --  $         --  $13,725,512  $173,302,533
                                                                                =========  ============  ===========  ============
Van Kampen Life Investment Trust (0.9%)
   Van Kampen LIT Comstock Subaccount (Class II) (Cost $3,392,139)                297,797  $  4,377,613  $   519,012  $  1,215,465
   Van Kampen LIT Enterprise Subaccount (Class II) (Cost $84,985)                   6,417        99,844       43,781        67,284
   Van Kampen LIT Strategic Growth Subaccount (Class I)
     (Cost $7,377,128)                                                            190,677     5,493,400       65,909     1,180,381
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $10,854,252)                                                     494,891  $  9,970,857  $   628,702  $  2,463,130
                                                                                =========  ============  ===========  ============
Variable Insurance Products Fund (3.5%)
   VIP Contrafund(R) Subaccount (Service Class 2) (Cost $3,232,142)               131,185  $  4,081,172  $   975,315  $    710,997
   VIP Contrafund(R) Subaccount (Service Class) (Cost $13,489,085)                534,430    16,770,421    4,780,026     3,493,864
   VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
     (Cost $304,401)                                                               43,238       409,893      170,435       181,268
   VIP Mid Cap Subaccount (Service Class 2) (Cost $15,215,869)                    594,254    20,353,205    4,510,266     3,760,603
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $32,241,497)                                                   1,303,107  $ 41,614,691  $10,436,042  $  8,146,732
                                                                                =========  ============  ===========  ============

5. FINANCIAL HIGHLIGHTS

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended    Units    Lowest to     Assets     Income         Lowest to         Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)      Highest (%)       Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ---------------
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation
      Subaccount (Series II)              2006      459  1.116 - 1.195     542          --         1.85 - 2.45      (0.45) - 4.09
                                          2005      241  1.134 - 1.148     275          --         1.85 - 2.45        5.98 - 6.59
                                          2004      165  1.070 - 1.077     177          --         1.85 - 2.45        1.71 - 7.81
   AIM V.I. Core Equity
      Subaccount (Series I)               2006      734  1.074 - 1.082     793        0.52         1.30 - 2.45        7.40 - 8.20
   AIM V.I. Mid Cap Core Equity
      Subaccount (Series II)              2006      263  1.204 - 1.335     346        0.74         1.85 - 2.55        4.24 - 8.98
                                          2005      255  1.210 - 1.225     310        0.31         1.85 - 2.45        4.67 - 7.07
                                          2004      222  1.156 - 1.163     258        0.03         1.85 - 2.45       8.43 - 10.13
   AIM V.I. Premier Equity
      Subaccount (Series I)               2006       --  0.851 - 1.343      --        0.85         1.30 - 2.45        4.72 - 5.12
                                          2005    1,155  0.810 - 1.279   1,078        0.79         1.30 - 2.45        3.13 - 4.33
                                          2004    1,436  0.779 - 1.232   1,316        0.44         1.30 - 2.45        3.23 - 4.38
                                          2003    1,690  0.748 - 1.184   1,451        0.30         1.30 - 2.45      21.01 - 27.35
                                          2002    1,460  0.607 - 0.782   1,007        0.59         1.30 - 2.05   (31.70) - (25.57)
AllianceBernstein Variable
Products Series Fund, Inc.
   AllianceBernstein Growth and
      Income Subaccount (Class B)         2006       --  1.147 - 1.466      --          --         1.30 - 2.55        4.18 - 4.63
                                          2005    4,081  1.101 - 1.403   5,178        1.27         1.30 - 2.55        2.06 - 4.46
                                          2004    4,009  1.107 - 1.365   4,932        0.74         1.30 - 2.45       6.74 - 10.64
                                          2003    3,401  1.016 - 1.248   3,779        0.77         1.30 - 2.45       1.63 - 35.78
                                          2002      702  0.785 - 0.788     552        0.05         1.30 - 2.05    (20.47) - (3.79)
   AllianceBernstein Large-Cap
      Growth Subaccount (Class B)         2006       --  0.733 - 1.351      --          --         1.30 - 2.45     (3.11) - (1.97)
                                          2005    8,370  0.749 - 1.383   7,035          --         1.30 - 2.45      12.11 - 22.02
                                          2004    9,558  0.663 - 1.224   7,096          --         1.30 - 2.45        5.70 - 6.88
                                          2003   10,240  0.621 - 1.150   6,897          --         1.30 - 2.45       3.61 - 30.83
                                          2002   11,167  0.511 - 0.803   5,997          --         1.30 - 2.05   (32.23) - (31.74)
American Funds Insurance Series
   American Funds Global Growth
      Subaccount (Class 2)                2006   25,747  1.314 - 1.950  42,136        0.87         1.30 - 2.65       9.83 - 18.88
                                          2005   25,193  1.116 - 1.649  35,142        0.67         1.30 - 2.65       9.63 - 12.72
                                          2004   23,987  1.022 - 1.473  29,725        0.44         1.30 - 2.65       7.74 - 12.01
                                          2003   19,299  0.914 - 1.322  20,561        0.39         1.30 - 2.60       5.52 - 41.36
                                          2002   13,460  0.686 - 0.995   9,782        0.91         1.30 - 2.05     (16.34) - 0.80
   American Funds Growth
      Subaccount (Class 2)                2006   66,300  1.189 - 1.769 104,973        0.79         1.30 - 2.70        7.26 - 8.82
                                          2005   69,340  1.097 - 1.633 101,606        0.71         1.30 - 2.70       5.15 - 15.38
                                          2004   65,927  0.961 - 1.429  84,437        0.19         1.30 - 2.65       6.86 - 12.32
                                          2003   49,144  0.869 - 1.292  55,477        0.15         1.30 - 2.60       4.54 - 43.44
                                          2002   25,489  0.647 - 0.918  19,272        0.03         1.30 - 2.05   (25.95) - (25.41)
   American Funds Growth-Income
      Subaccount (Class 2)                2006   69,039  1.169 - 1.617 106,680        1.53         1.30 - 2.70      12.15 - 13.76
                                          2005   74,386  1.039 - 1.428 101,735        1.34         1.30 - 2.70        2.05 - 4.43
                                          2004   72,845  1.064 - 1.372  95,895        0.96         1.30 - 2.65        4.84 - 9.58
                                          2003   56,026  0.999 - 1.265  67,614        1.37         1.30 - 2.60       6.41 - 37.73
                                          2002   27,289  0.768 - 0.916  24,585        1.12         1.30 - 2.05   (20.03) - (19.36)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                         Ended    Units    Lowest to     Assets     Income         Lowest to          Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)      Highest (%)        Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ----------------
Capital Appreciation Fund
   Capital Appreciation Fund              2006       --  1.272 - 1.601      --          --         1.30 - 2.45       (1.32) - 0.38
                                          2005      693  1.287 - 1.615     992          --         1.30 - 2.45        0.69 - 17.95
                                          2004      450  1.111 - 1.385     524          --         1.75 - 2.45      (0.29) - 17.33
                                          2003      388  0.949 - 1.183     384        0.06         1.85 - 2.45       20.04 - 26.52
                                          2002      237  0.775 - 0.777     184        1.79         1.85 - 2.05     (11.40) - (6.17)
Credit Suisse Trust
   Credit Suisse Trust Emerging
      Markets Subaccount                  2006       47  2.230 - 2.695     106        0.50         1.85 - 2.45       29.32 - 30.12
                                          2005       56  1.717 - 2.084      97        0.84         1.85 - 2.45       24.87 - 25.64
                                          2004      108  1.370 - 1.669     150        0.29         1.85 - 2.45       21.91 - 22.62
                                          2003      114  1.119 - 1.369     128          --         1.85 - 2.45       40.05 - 41.57
                                          2002       54  0.799 - 0.801      43        0.30         1.85 - 2.05     (13.50) - (1.48)
Delaware VIP Trust
   Delaware VIP REIT Subaccount
      (Standard Class)                    2006       --  1.404 - 2.351      --        2.04         1.30 - 2.65       19.22 - 30.96
                                          2005    1,679  1.083 - 1.798   2,905        1.88         1.30 - 2.65      (3.39) - 13.80
                                          2004    1,634  1.459 - 1.696   2,696        1.88         1.75 - 2.65       23.05 - 28.92
                                          2003    1,243  1.250 - 1.319   1,588        1.47         1.85 - 2.45        6.11 - 34.94
                                          2002      423  0.952 - 0.953     403          --         1.85 - 2.05      (8.89) - (4.13)
Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation
      Subaccount (Initial Shares)         2006      437  1.138 - 1.379     565        1.57         1.75 - 2.65       13.43 - 14.37
                                          2005      465  0.997 - 1.209     524        0.02         1.75 - 2.65         1.67 - 2.64
                                          2004      439  0.975 - 1.184     482        1.79         1.75 - 2.65         1.52 - 3.15
                                          2003      418  0.948 - 1.151     425        1.89         1.85 - 2.45        5.31 - 20.80
                                          2002      136          0.799     109        2.20                1.85               (4.54)
   Dreyfus VIF Developing Leaders
      Subaccount (Initial Shares)         2006      958  1.114 - 1.442   1,155        0.42         1.75 - 2.65         1.09 - 1.99
                                          2005    1,250  1.096 - 1.420   1,497          --         1.75 - 2.65         0.63 - 3.94
                                          2004    1,434  1.057 - 1.371   1,639        0.21         1.75 - 2.65         6.88 - 9.36
                                          2003    1,135  0.969 - 1.258   1,175        0.04         1.85 - 2.45        2.28 - 33.87
                                          2002      460  0.751 - 0.752     346        0.03         1.85 - 2.05    (19.49) - (10.91)
FAM Variable Series Funds, Inc.
   FAMVS Mercury Global
      Allocation V.I. Subaccount
      (Class III)                         2006       --  1.388 - 1.434      --          --         1.30 - 2.65         8.35 - 8.82
                                          2005    1,563  1.280 - 1.318   2,023        2.58         1.30 - 2.65        7.29 - 11.51
                                          2004    1,177  1.193 - 1.208   1,412        6.61         1.55 - 2.65        1.77 - 12.10
                                          2003       22  1.073 - 1.074      24       11.14         1.85 - 2.45         0.00 - 7.73
   FAMVS Mercury Value
      Opportunities V.I. Subaccount
      (Class III)                         2006       --  1.334 - 1.467      --          --         1.30 - 2.65        6.68 - 11.56
                                          2005    2,119  1.200 - 1.315   2,742        0.82         1.30 - 2.65        7.30 - 16.53
                                          2004    1,201  1.118 - 1.210   1,438          --         1.30 - 2.65        5.27 - 13.73
                                          2003       10  1.066 - 1.067      11        0.22         2.25 - 2.45         0.47 - 5.02

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                         Ended    Units    Lowest to     Assets     Income         Lowest to          Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)      Highest (%)        Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ----------------
Franklin Templeton Variable Insurance
Products Trust
   FTVIPT Franklin Income Securities
      Subaccount (Class 2)                2006    2,849  1.186 - 1.209   3,413        3.70         1.30 - 2.45        0.42 - 16.70
                                          2005    1,130  1.028 - 1.036   1,166        1.14         1.30 - 2.45       (3.63) - 5.18
   FTVIPT Franklin Rising Dividends
      Securities Subaccount (Class 2)     2006      841  1.160 - 1.314   1,080        1.04         1.85 - 2.55        0.54 - 15.08
                                          2005      912  1.080 - 1.143   1,028        1.00         1.85 - 2.55         0.89 - 3.05
                                          2004      386  1.118 - 1.125     432        0.53         1.85 - 2.45         5.17 - 9.12
   FTVIPT Franklin Small-Mid Cap
      Growth Securities Subaccount
      (Class 2)                           2006    7,931  0.958 - 1.577  10,122          --         1.30 - 2.75         5.71 - 7.26
                                          2005    9,720  0.895 - 1.476  11,531          --         1.30 - 2.75         2.09 - 5.75
                                          2004   11,189  0.868 - 1.433  12,822          --         1.30 - 2.60        8.66 - 13.37
                                          2003    9,766  0.790 - 1.307   9,781          --         1.30 - 2.60        3.66 - 46.36
                                          2002    6,103  0.585 - 0.859   3,772        0.25         1.30 - 2.05    (30.15) - (29.63)
   FTVIPT Mutual Shares Securities
      Subaccount (Class 2)                2006       --  1.248 - 1.714      --          --         1.30 - 2.70       15.23 - 16.89
                                          2005   14,278  1.079 - 1.473  19,888        0.90         1.30 - 2.70         5.78 - 9.23
                                          2004   12,665  1.138 - 1.355  16,195        0.77         1.30 - 2.65        8.64 - 11.21
                                          2003    8,301  1.031 - 1.223   9,560        0.85         1.30 - 2.60        7.62 - 28.23
                                          2002      976  0.841 - 0.845     822        0.03         1.30 - 2.05     (15.72) - (3.10)
   FTVIPT Templeton Developing
      Markets Securities Subaccount
      (Class 2)                           2006    3,300  1.948 - 2.837   9,119        1.11         1.30 - 2.70       24.71 - 26.43
                                          2005    3,432  1.562 - 2.244   7,540        1.23         1.30 - 2.70        6.25 - 25.78
                                          2004    2,146  1.260 - 1.784   3,774        1.66         1.30 - 2.65        3.04 - 25.57
                                          2003      752  1.261 - 1.449   1,083        0.13         1.30 - 2.45        3.87 - 44.90
   FTVIPT Templeton Foreign Securities
      Subaccount (Class 2)                2006   14,655  1.271 - 1.937  24,893        1.27         1.30 - 2.60       18.36 - 19.93
                                          2005   15,565  1.071 - 1.623  22,314        1.18         1.30 - 2.60        7.31 - 11.77
                                          2004   13,846  1.079 - 1.498  18,336        1.07         1.30 - 2.60        2.39 - 16.90
                                          2003    9,571  0.925 - 1.285  10,510        1.68         1.30 - 2.60        6.25 - 43.08
                                          2002    5,263  0.710 - 0.907   3,935        1.58         1.30 - 2.05    (20.28) - (19.64)
   FTVIPT Templeton Growth Securities
      Subaccount (Class 2)                2006       --  1.409 - 1.855      --          --         1.30 - 2.60       18.63 - 20.20
                                          2005    3,099  1.187 - 1.549   4,386        1.10         1.30 - 2.60         3.62 - 7.52
                                          2004    1,769  1.160 - 1.444   2,283        1.13         1.30 - 2.60        2.08 - 15.69
                                          2003      507  1.020 - 1.263     550        1.43         1.75 - 2.45        1.18 - 32.15
                                          2002      149  0.788 - 0.789     117          --         1.85 - 2.05      (6.08) - (5.05)
High Yield Bond Trust
   High Yield Bond Trust                  2006       --  1.067 - 1.086      --        6.62         1.75 - 2.65         1.91 - 2.18
                                          2005      141  1.047 - 1.063     149        0.01         1.75 - 2.65       (1.49) - 3.04
                                          2004       70  1.061 - 1.075      75       13.02         1.75 - 2.65         2.91 - 7.69
Janus Aspen Series
   Janus Aspen Balanced Subaccount
      (Service Shares)                    2006       --  1.171 - 1.274      --          --         1.75 - 2.45         2.94 - 3.31
                                          2005    1,138  1.135 - 1.236   1,382        2.09         1.75 - 2.45         5.06 - 5.81
                                          2004    1,147  1.076 - 1.173   1,321        2.33         1.75 - 2.45         5.24 - 6.29
                                          2003      946  1.015 - 1.106   1,024        2.95         1.85 - 2.45        2.69 - 12.76
                                          2002      197  0.911 - 0.912     180        2.89         1.85 - 2.05      (1.19) - (1.08)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended    Units    Lowest to     Assets     Income         Lowest to         Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)      Highest (%)       Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ---------------
Janus Aspen Series -- (Continued)
   Janus Aspen Global Life Sciences
      Subaccount (Service Shares)         2006       36  1.174 - 1.555      52          --         1.85 - 2.45        3.77 - 4.36
                                          2005       44  1.125 - 1.496      61          --         1.85 - 2.45       9.66 - 10.29
                                          2004       46  1.020 - 1.362      58          --         1.85 - 2.45      11.42 - 12.09
                                          2003       50  0.910 - 1.219      57          --         1.85 - 2.45      11.53 - 23.98
                                          2002        2          0.734       2          --                1.85              (5.05)
   Janus Aspen Global Technology
      Subaccount (Service Shares)         2006       81  1.017 - 1.545     102          --         1.85 - 2.45        5.20 - 5.77
                                          2005      103  0.962 - 1.462     123          --         1.85 - 2.45       8.91 - 18.00
                                          2004      187  0.880 - 1.330     184          --         1.85 - 2.45     (1.93) - (1.34)
                                          2003      180  0.894 - 1.352     176          --         1.85 - 2.45      19.84 - 43.75
                                          2002       10          0.624       6          --                1.85              (5.02)
   Janus Aspen Mid Cap Growth
      Subaccount (Service Shares)         2006    4,256  0.549 - 1.893   3,119          --         1.30 - 2.45       4.21 - 11.82
                                          2005    4,871  0.492 - 1.699   3,333          --         1.30 - 2.45       4.85 - 10.64
                                          2004    5,338  0.446 - 1.543   3,208          --         1.30 - 2.45      17.57 - 19.00
                                          2003    5,777  0.376 - 1.302   2,757          --         1.30 - 2.45       3.44 - 35.60
                                          2002    5,698  0.283 - 0.817   1,756          --         1.30 - 2.05   (29.62) - (29.10)
   Janus Aspen Worldwide Growth
      Subaccount (Service Shares)         2006      145  1.095 - 1.447     197        1.49         1.85 - 2.45      15.14 - 15.71
                                          2005      224  0.947 - 1.254     263        1.22         1.85 - 2.45        2.99 - 3.69
                                          2004      253  0.916 - 1.213     280        0.79         1.85 - 2.45        0.58 - 2.56
                                          2003      307  0.894 - 1.185     338        0.94         1.85 - 2.45      21.14 - 27.83
                                          2002      119  0.738 - 0.739      88        0.39         1.85 - 2.05     (2.64) - (1.07)
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap
      Subaccount                          2006       --  1.269 - 1.751      --          --         1.30 - 2.55       5.72 - 12.53
                                          2005    2,129  1.140 - 1.556   3,191          --         1.30 - 2.55        1.28 - 7.49
                                          2004    1,917  1.125 - 1.516   2,845          --         1.30 - 2.55       0.81 - 13.39
                                          2003      675  1.326 - 1.337     897          --         1.30 - 2.45       2.31 - 30.45
Legg Mason Partners Investment Series
   LMPIS Dividend Strategy
      Subaccount                          2006    1,718  0.919 - 1.352   2,090        1.96         1.30 - 2.60      14.86 - 16.50
                                          2005    2,154  0.791 - 1.166   2,274        1.92         1.30 - 2.60     (2.71) - (1.48)
                                          2004    2,494  0.805 - 1.188   2,665        1.00         1.30 - 2.60      (0.97) - 3.93
                                          2003    1,847  0.791 - 1.169   1,922        0.95         1.30 - 2.45       4.66 - 32.13
                                          2002      389  0.650 - 0.819     265        0.79         1.30 - 2.05   (27.39) - (10.81)
   LMPIS Premier Selections All Cap
      Growth Subaccount                   2006    2,231  0.954 - 1.414   2,705          --         1.30 - 2.45        4.73 - 5.94
                                          2005    2,459  0.903 - 1.340   2,818        0.12         1.30 - 2.45        3.80 - 4.94
                                          2004    2,573  0.863 - 1.282   2,814          --         1.30 - 2.45        0.32 - 1.63
                                          2003    2,325  0.852 - 1.267   2,499          --         1.30 - 2.45       3.43 - 40.78
                                          2002    1,350  0.644 - 0.861   1,005        0.08         1.30 - 2.05   (28.24) - (27.71)
Legg Mason Partners Variable
Portfolios V
   LMPVPV Small Cap Growth
      Opportunities Subaccount            2006    1,951  1.238 - 1.770   3,117          --         1.30 - 2.60     (3.86) - 11.49
                                          2005    5,039  1.116 - 1.595   7,504          --         1.30 - 2.60        2.23 - 7.45
                                          2004    3,913  1.083 - 1.546   5,611        0.09         1.30 - 2.60      12.66 - 14.08
                                          2003    4,919  0.953 - 1.360   6,374          --         1.30 - 2.60       3.10 - 46.11
                                          2002      531  0.685 - 0.887     420          --         1.30 - 2.05   (27.13) - (23.31)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended   Units     Lowest to     Assets     Income          Lowest to        Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                         ------  ------  -------------  -------  -------------  ---------------- ----------------
Legg Mason Partners Variable
Portfolios I, Inc.
   LMPVPI All Cap Subaccount
     (Class I)                            2006    9,415  1.194 - 1.660  14,437        1.24         1.30 - 2.60      15.13 - 16.57
                                          2005   11,738  1.029 - 1.430  15,483        0.78         1.30 - 2.60        1.38 - 2.74
                                          2004   14,833  1.006 - 1.397  19,251        0.60         1.30 - 2.60        0.57 - 6.90
                                          2003   11,797  0.946 - 1.312  14,207        0.30         1.30 - 2.45       6.26 - 44.49
                                          2002    8,600  0.692 - 0.897   7,453        0.50         1.30 - 2.05   (26.62) - (25.99)
   LMPVPI All Cap Subaccount
     (Class II)                           2006      104  1.217 - 1.230     127        2.45         2.10 - 2.75       6.33 - 15.01
                                          2005        2          1.061       2        0.61                2.75               3.51
   LMPVPI Investors Subaccount
     (Class I)                            2006    6,988  1.206 - 1.648  10,538        1.36         1.30 - 2.60      15.18 - 16.76
                                          2005   10,081  1.038 - 1.418  13,243        1.15         1.30 - 2.60        3.82 - 5.12
                                          2004   11,119  0.991 - 1.353  13,956        1.72         1.30 - 2.60        6.95 - 9.58
                                          2003    7,848  0.914 - 1.247   8,915        1.78         1.30 - 2.45       3.71 - 37.38
                                          2002    4,823  0.703 - 0.856   4,029        1.33         1.30 - 2.05   (24.62) - (24.10)
   LMPVPI Large Cap Growth
     Subaccount (Class I)                 2006      276  1.169 - 1.405     355          --         1.75 - 2.65        1.55 - 2.42
                                          2005      363  1.145 - 1.377     452        0.02         1.75 - 2.65        2.47 - 3.39
                                          2004      495  1.111 - 1.337     585        0.20         1.75 - 2.65     (4.52) - (1.33)
                                          2003      162  1.128 - 1.359     194        0.03         1.85 - 2.45       3.03 - 41.85
                                          2002       19  0.797 - 0.798      15          --         1.85 - 2.05      (4.44) - 5.70
   LMPVPI Small Cap Growth
     Subaccount (Class I)                 2006    3,325  1.131 - 1.837   5,376          --         1.30 - 2.60       9.82 - 11.33
                                          2005    6,709  1.021 - 1.657  10,158          --         1.30 - 2.60       2.24 - 13.20
                                          2004    5,790  0.990 - 1.607   8,374          --         1.30 - 2.60       7.76 - 13.58
                                          2003    4,247  0.875 - 1.420   5,231          --         1.30 - 2.60       5.38 - 56.04
                                          2002    1,701  0.598 - 0.805   1,330          --         1.30 - 2.05    (36.10) - (1.97)
   LMPVPI Total Return Subaccount
     (Class II)                           2006      540  1.156 - 1.232     640        4.94         1.85 - 2.65       5.88 - 10.36
                                          2005       96  1.056 - 1.120     107        1.85         1.85 - 2.55        0.45 - 4.83
                                          2004       74  1.099 - 1.107      81        3.07         1.75 - 2.45        4.07 - 6.65
                                          2003       13          1.038      13        0.26                1.75               0.97
Legg Mason Partners Variable
Portfolios II
   LMPVPII Aggressive Growth
     Subaccount (Class I)                 2006      529  1.297 - 1.635     811          --         1.75 - 2.45        8.44 - 9.13
                                          2005      581  1.192 - 1.502     836          --         1.75 - 2.45       7.24 - 13.25
                                          2004      537  1.107 - 1.390     716          --         1.75 - 2.45        3.53 - 7.12
                                          2003      292  1.035 - 1.302     366          --         1.85 - 2.45       6.46 - 37.62
                                          2002        3          0.755       2          --                1.85              (2.83)
   LMPVPII Aggressive Growth
     Subaccount (Class II)                2006      558  1.214 - 1.325     728          --         1.75 - 2.55        8.01 - 8.87
                                          2005      600  1.124 - 1.215     723          --         1.85 - 2.55        6.95 - 7.71
                                          2004      510  1.121 - 1.130     573          --         1.75 - 2.45        1.82 - 6.91
                                          2003       13          1.057      13          --                1.75               2.03
   LMPVPII Appreciation
     Subaccount                           2006   22,667  1.149 - 1.481  30,360        1.04         1.30 - 2.60      11.89 - 13.28
                                          2005   26,702  1.019 - 1.312  31,713        0.83         1.30 - 2.60        1.60 - 2.96
                                          2004   28,234  0.994 - 1.280  32,703        1.19         1.30 - 2.60        4.12 - 7.39
                                          2003   24,386  0.930 - 1.196  26,061        0.88         1.30 - 2.60       3.33 - 30.14
                                          2002   12,922  0.760 - 0.920  10,564        1.71         1.30 - 2.05   (19.19) - (18.17)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to         Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)       Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------   ---------------
Legg Mason Partners Variable Portfolios II -- (Continued)
   LMPVPII Diversified Strategic
     Income Subaccount                    2006   10,106  1.126 - 1.308  12,610        5.63         1.30 - 2.60         2.64 - 4.06
                                          2005   12,591  1.097 - 1.257  15,110        5.19         1.30 - 2.60         0.00 - 1.21
                                          2004   14,278  1.097 - 1.242  17,036        5.29         1.30 - 2.60         2.90 - 5.94
                                          2003   11,488  1.055 - 1.178  13,157        7.81         1.30 - 2.60        1.47 - 10.30
                                          2002    5,981  1.025 - 1.068   6,350       10.31         1.30 - 2.05         2.77 - 3.49
   LMPVPII Equity Index Subaccount
     (Class II)                           2006   10,862  0.998 - 1.527  13,806        1.30         1.30 - 2.60       12.20 - 13.65
                                          2005   12,248  0.880 - 1.349  13,874        1.17         1.30 - 2.60         1.57 - 6.87
                                          2004   13,983  0.857 - 1.316  15,369        1.41         1.30 - 2.60         4.06 - 8.90
                                          2003   11,969  0.790 - 1.214  11,956        1.43         1.30 - 2.60        5.41 - 32.75
                                          2002    6,316  0.628 - 0.870   4,244        2.01         1.30 - 2.05    (23.75) - (21.47)
   LMPVPII Fundamental Value
     Subaccount                           2006   26,344  1.212 - 1.657  41,271        1.50         1.30 - 2.60       13.77 - 15.28
                                          2005   32,161  1.056 - 1.443  43,838        0.92         1.30 - 2.60         2.11 - 3.44
                                          2004   34,836  1.025 - 1.401  46,065        0.70         1.30 - 2.60       (0.64) - 6.85
                                          2003   29,652  0.964 - 1.316  36,658        0.78         1.30 - 2.60        6.17 - 47.26
                                          2002   19,474  0.708 - 0.906  17,252        1.19         1.30 - 2.05    (22.87) - (22.29)
   LMPVPII Growth and Income
     Subaccount (Class I)                 2006       44  1.206 - 1.459      60        0.28         1.85 - 2.45        9.67 - 10.43
                                          2005       68  1.095 - 1.326      85        0.37         1.85 - 2.45         1.15 - 1.66
                                          2004       69  1.079 - 1.307      85        0.96         1.85 - 2.45         3.08 - 6.48
                                          2003       68  1.016 - 1.231      77        0.59         1.85 - 2.45        1.74 - 32.51
                                          2002       16          0.798      13        0.10                1.85                5.00
Legg Mason Partners Variable Portfolios III, Inc.
   LMPVPIII Adjustable Rate
     Income Subaccount                    2006    4,065  0.993 - 1.036   4,113        4.20         1.30 - 2.60         1.43 - 2.68
                                          2005    5,124  0.979 - 1.009   5,087        2.97         1.30 - 2.60       (0.31) - 1.10
                                          2004    4,939  0.982 - 0.998   4,896        1.71         1.30 - 2.60      (1.41) - (0.10)
                                          2003      561  0.996 - 1.000     560        0.65         1.30 - 2.60       (0.40) - 0.10)
   LMPVPIII Aggressive Growth
     Subaccount                           2006   41,761  1.011 - 1.596  62,034          --         1.30 - 2.60         5.98 - 7.38
                                          2005   48,566  0.946 - 1.492  67,565          --         1.30 - 2.60        8.81 - 10.21
                                          2004   50,711  0.862 - 1.359  64,062          --         1.30 - 2.60         1.92 - 8.57
                                          2003   41,866  0.798 - 1.258  48,504          --         1.30 - 2.60        4.12 - 39.78
                                          2002   24,219  0.604 - 0.870  20,422          --         1.30 - 2.05    (33.99) - (33.54)
   LMPVPIII High Income
     Subaccount                           2006   14,538  1.174 - 1.510  20,536        7.01         1.30 - 2.60         8.11 - 9.54
                                          2005   18,520  1.085 - 1.384  24,072        7.59         1.30 - 2.60         0.00 - 1.97
                                          2004   21,164  1.134 - 1.372  27,423        8.78         1.30 - 2.60         0.08 - 9.02
                                          2003   18,563  1.043 - 1.263  22,024       11.23         1.30 - 2.60        0.46 - 25.81
                                          2002    5,344  0.830 - 0.985   4,647       27.71         1.30 - 2.05      (5.21) - (4.45)
   LMPVPIII International All Cap
     Growth Subaccount                    2006    2,696  0.891 - 1.946   2,788        1.96         1.30 - 2.45       22.84 - 24.25
                                          2005    3,461  0.719 - 1.572   2,952        1.45         1.30 - 2.45        9.01 - 10.27
                                          2004    3,639  0.654 - 1.432   2,736        0.95         1.30 - 2.45       15.01 - 16.34
                                          2003    3,772  0.563 - 1.235   2,412        0.96         1.30 - 2.45       14.93 - 32.61
                                          2002    8,011  0.449 - 0.853   4,559        1.27         1.30 - 2.05    (27.23) - (26.67)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to         Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)       Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  -----------------
Legg Mason Partners Variable Portfolios III, Inc. -- (Continued)
   LMPVPIII Large Cap Growth
     Subaccount                           2006   18,872  0.976 - 1.441   22,029       0.15         1.30 - 2.60         1.97 - 3.22
                                          2005   22,842  0.947 - 1.401   26,026       0.13         1.30 - 2.60        2.54 - 11.32
                                          2004   25,639  0.914 - 1.354   28,370       0.36         1.30 - 2.60       (4.25) - 2.20
                                          2003   25,838  0.925 - 1.373   28,800       0.03         1.30 - 2.60        2.47 - 51.84
                                          2002   15,605  0.637 - 0.872   10,353       0.35         1.30 - 2.05    (26.33) - (25.78)
   LMPVPIII Large Cap Value
     Subaccount                           2006    6,461  1.101 - 1.610    7,998       1.19         1.30 - 2.45       15.36 - 16.76
                                          2005    7,715  0.948 - 1.385    8,234       1.55         1.30 - 2.45         3.99 - 5.06
                                          2004    8,722  0.906 - 1.322    8,890       1.88         1.30 - 2.45         7.96 - 9.29
                                          2003    9,385  0.833 - 1.216    8,757       1.79         1.30 - 2.45       10.68 - 40.26
                                          2002    9,123  0.664 - 0.806    6,658       4.15         1.30 - 2.05    (26.98) - (22.83)
   LMPVPIII Mid Cap Core
     Subaccount                           2006    9,314  1.225 - 1.636   14,946       0.52         1.30 - 2.45       12.05 - 13.30
                                          2005   11,236  1.085 - 1.444   15,994       0.61         1.30 - 2.45         5.71 - 6.88
                                          2004   12,312  1.020 - 1.353   16,480         --         1.30 - 2.45        7.75 - 12.30
                                          2003   11,292  0.940 - 1.247   13,921         --         1.30 - 2.45        3.03 - 40.16
                                          2002    7,534  0.737 - 0.979    7,254       0.10         1.30 - 2.05    (20.78) - (20.15)
   LMPVPIII Money Market
     Subaccount                           2006   14,187  0.990 - 1.117   14,864       4.53         1.30 - 2.50         0.10 - 3.23
                                          2005   15,086  0.969 - 1.082   15,322       2.75         1.30 - 2.45         0.31 - 1.50
                                          2004   17,620  0.966 - 1.066   17,818       0.82         1.30 - 2.45      (1.63) - (0.37)
                                          2003   23,357  0.978 - 1.070   23,854       0.66         1.30 - 2.45       (1.50) - 0.00
                                          2002   23,533  0.992 - 1.077   24,476       1.25         1.30 - 2.05      (0.80) - (0.09)
   LMPVPIII Social Awareness
     Stock Subaccount                     2006       --          1.170       --         --                1.85                5.69
                                          2005       --          1.107       --         --                1.85                7.48
Legg Mason Partners Variable Portfolios IV
   LMPVPIV Multiple Discipline
     Subaccount-All Cap Growth
     and Value                            2006   61,916  1.175 - 1.690   93,637       0.57         1.30 - 2.70       10.64 - 12.22
                                          2005   80,428  1.062 - 1.506  109,248       0.35         1.30 - 2.70         0.95 - 8.01
                                          2004   86,831  1.170 - 1.450  114,555       0.37         1.30 - 2.60         1.47 - 5.30
                                          2003   51,100  1.126 - 1.377   64,837       0.12         1.30 - 2.60        1.71 - 34.84
                                          2002    1,294  1.060 - 1.062    1,371         --         1.30 - 2.05       (5.27) - 8.61
   LMPVPIV Multiple Discipline
     Subaccount-Balanced All Cap
     Growth and Value                     2006   49,167  1.123 - 1.455   65,912       1.39         1.30 - 2.70         7.57 - 9.15
                                          2005   64,578  1.044 - 1.333   79,925       1.15         1.30 - 2.70         1.62 - 6.77
                                          2004   69,906  1.112 - 1.296   84,896       0.93         1.30 - 2.60         2.30 - 3.68
                                          2003   42,262  1.087 - 1.250   50,139       0.67         1.30 - 2.60        3.72 - 23.08
                                          2002    1,343  1.037 - 1.039    1,393         --         1.30 - 2.05       (1.80) - 6.13
   LMPVPIV Multiple Discipline
     Subaccount-Global All Cap
     Growth and Value                     2006   14,817  1.424 - 1.816   23,789       1.16         1.30 - 2.60       12.21 - 13.71
                                          2005   16,335  1.269 - 1.597   23,291       0.76         1.30 - 2.60        3.85 - 10.96
                                          2004   15,077  1.222 - 1.519   20,667       0.58         1.30 - 2.60         5.39 - 8.89
                                          2003    5,305  1.138 - 1.395    6,702       0.40         1.30 - 2.60        5.46 - 35.47
                                          2002      259  1.073 - 1.075      278         --         1.30 - 2.05       (6.36) - 3.07

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to        Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ----------------
Legg Mason Partners Variable Portfolios IV -- (Continued)
   LMPVPIV Multiple Discipline
     Subaccount-Large Cap
     Growth and Value                     2006    6,468  1.286 - 1.626    9,319       0.72         1.30 - 2.60       9.45 - 10.84
                                          2005    7,888  1.175 - 1.467   10,314       0.59         1.30 - 2.60        0.86 - 2.23
                                          2004    8,334  1.165 - 1.435   10,741       0.94         1.30 - 2.60      (0.68) - 5.36
                                          2003    4,677  1.210 - 1.362    5,793       0.64         1.30 - 2.45       7.86 - 32.88
                                          2002      102  1.068 - 1.069      109         --         1.40 - 2.05      (4.39) - 0.09
Lord Abbett Series Fund, Inc.
   Lord Abbett Growth and Income
     Subaccount (Class VC)                2006    7,822  1.264 - 1.634   12,355       1.20         1.30 - 2.65       3.06 - 15.80
                                          2005    8,792  1.106 - 1.411   12,083       0.99         1.30 - 2.65        0.56 - 5.33
                                          2004    8,276  1.248 - 1.385   11,267       1.10         1.30 - 2.65       7.65 - 14.37
                                          2003    3,560  1.138 - 1.245    4,404       1.33         1.30 - 2.60       5.47 - 23.29
   Lord Abbett Mid-Cap Value
     Subaccount (Class VC)                2006    9,271  1.333 - 1.827   16,405       0.46         1.30 - 2.70       9.26 - 10.79
                                          2005   11,345  1.220 - 1.649   18,260       0.48         1.30 - 2.70        1.92 - 6.99
                                          2004    8,801  1.159 - 1.543   13,372       0.40         1.30 - 2.65       2.66 - 22.46
                                          2003    3,702  1.153 - 1.260    4,635       1.13         1.30 - 2.60       3.50 - 24.26
Managed Assets Trust
   Managed Assets Trust                   2006       --  1.121 - 1.132       --       1.98         1.75 - 2.25        2.94 - 3.10
                                          2005       98  1.089 - 1.098      107       0.01         1.75 - 2.25        1.58 - 3.29
                                          2004       13  1.072 - 1.073       14       3.60         2.15 - 2.25        4.08 - 5.82
Met Investors Series Trust
   MIST Batterymarch Mid-Cap Stock
     Subaccount (Class A)                 2006      782  1.350 - 1.659    1,141         --         1.75 - 2.65     (5.44) - (4.86)
   MIST BlackRock High Yield
     Subaccount (Class A)                 2006    1,210  1.250 - 1.410    1,688         --         1.75 - 2.65        4.69 - 5.31
   MIST BlackRock Large-Cap Core
     Subaccount (Class A)                 2006    2,664  0.938 - 1.635    3,068         --         1.30 - 2.65        5.15 - 6.12
   MIST Dreman Small-Cap Value
     Subaccount (Class A)                 2006      355  1.339 - 1.365      478       0.82         1.30 - 2.45       5.93 - 13.75
   MIST Harris Oakmark International
     Subaccount (Class A)                 2006    4,862  1.626 - 1.962    8,865         --         1.26 - 2.41       9.56 - 10.42
   MIST Janus Capital Appreciation
     Subaccount (Class A)                 2006      640  1.300 - 1.646      933         --         1.30 - 2.45        1.73 - 2.75
   MIST Legg Mason Partners Managed
     Assets Subaccount (Class A)          2006       18  1.183 - 1.195       21         --         1.75 - 2.15        5.34 - 5.57
   MIST Lord Abbett Bond Debenture
     Subaccount (Class A)                 2006    1,746  1.231 - 1.396    2,393         --         1.75 - 2.65        4.06 - 4.71
   MIST Lord Abbett Growth and Income
     Subaccount (Class B)                 2006   22,966  1.068 - 1.078   24,644         --         1.30 - 2.70        6.69 - 7.69
   MIST Lord Abbett Mid-Cap Value
     Subaccount (Class B)                 2006      324  1.067 - 1.074      346         --         1.30 - 2.25       5.41 - 12.99
   MIST Met/AIM Capital Appreciation
     Subaccount (Class A)                 2006    3,740  0.973 - 1.446    4,068       0.18         1.30 - 2.60     (1.89) - (1.00)
   MIST Met/AIM Small Cap Growth
     Subaccount (Class A)                 2006       83  1.254 - 1.272      105         --         1.70 - 2.60      (1.42) - 7.07
   MIST MFS(R) Value Subaccount
     (Class A)                            2006    2,788  1.371 - 1.413    3,880       1.39         1.30 - 2.55       9.78 - 10.74
   MIST Neuberger Berman Real Estate
     Subaccount (Class A)                 2006    3,564  1.212 - 1.223    4,335         --         1.30 - 2.65       5.01 - 21.93
   MIST Oppenheimer Capital
     Appreciation Subaccount (Class B)    2006      230  1.001 - 1.006      231         --         1.85 - 2.55       0.70 - 11.07
   MIST Pioneer Fund Subaccount
     (Class A)                            2006    1,055  1.421 - 1.599    1,647         --         1.30 - 2.60        6.84 - 7.75

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to        Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ----------------
Met Investors Series Trust -- (Continued)
   MIST Pioneer Mid-Cap Value
     Subaccount (Class A)                 2006      142  1.136 - 1.157      163       0.19         1.30 - 2.45       1.06 - 14.29
   MIST Pioneer Strategic Income
     Subaccount (Class A)                 2006    2,988  1.044 - 1.177    3,466       5.33         1.30 - 2.45        2.97 - 3.79
   MIST Third Avenue Small Cap Value
     Subaccount (Class B)                 2006    6,636  1.022 - 1.031    6,806         --         1.30 - 2.65        1.89 - 2.79
Metropolitan Series Fund, Inc.
   MSF BlackRock Aggressive Growth
     Subaccount (Class D)                 2006    5,128  0.854 - 1.540    5,078         --         1.30 - 2.70     (3.09) - (2.21)
   MSF BlackRock Bond Income
     Subaccount (Class A)                 2006    2,154  1.036 - 1.157    2,396         --         1.75 - 2.65        3.08 - 3.77
   MSF BlackRock Bond Income
     Subaccount (Class E)                 2006   12,668  1.042 - 1.261   14,433         --         1.30 - 2.45        3.23 - 3.96
   MSF BlackRock Money Market
     Subaccount (Class A)                 2006    2,162  0.995 - 1.020    2,174       3.30         1.75 - 2.75        1.19 - 2.11
   MSF Capital Guardian U.S. Equity
     Subaccount (Class A)                 2006    2,490  0.743 - 1.377    2,151         --         1.30 - 2.45        2.22 - 4.04
   MSF FI Large Cap Subaccount
     (Class A)                            2006   12,353  0.799 - 1.384   11,510         --         1.30 - 2.65        0.63 - 1.62
   MSF FI Value Leaders Subaccount
     (Class D)                            2006    9,944  1.218 - 1.477   14,010         --         1.30 - 2.65        1.86 - 2.76
   MSF MetLife Aggressive Allocation
     Subaccount (Class B)                 2006      923  1.054 - 1.062      976         --         1.30 - 2.55       5.19 - 12.03
   MSF MetLife Conservative
     Allocation Subaccount (Class B)      2006      365  1.037 - 1.043      380         --         1.55 - 2.40        3.60 - 4.20
   MSF MetLife Conservative to Moderate
     Allocation Subaccount (Class B)      2006      541  1.043 - 1.048      565         --         1.80 - 2.45      (0.67) - 7.73
   MSF MetLife Moderate
     Allocation Subaccount (Class B)      2006    3,903  1.048 - 1.057    4,101         --         1.30 - 2.55       1.74 - 10.01
   MSF MetLife Moderate to
     Aggressive Allocation Subaccount
     (Class B)                            2006    6,103  1.052 - 1.062    6,449         --         1.30 - 2.60       4.99 - 11.81
   MSF MFS(R) Total Return
     Subaccount (Class F)                 2006   43,909  1.104 - 1.511   61,560         --         1.30 - 2.65        6.13 - 7.09
   MSF Oppenheimer Global Equity
     Subaccount (Class B)                 2006    7,601  1.044 - 1.053    7,964         --         1.24 - 2.59       4.82 - 16.19
   MSF T. Rowe Price Large Cap
     Growth Subaccount (Class B)          2006    6,288  1.063 - 1.071    6,722         --         1.30 - 2.45        6.51 - 7.31
   MSF Western Asset Management
     High Yield Bond Subaccount
     (Class A)                            2006      181  1.125 - 1.153      207         --         1.75 - 2.65        5.44 - 6.17
   MSF Western Asset Management U.S.
     Government Subaccount
     (Class A)                            2006       70  1.053 - 1.077       74         --         1.60 - 2.40        2.87 - 3.38
Money Market Portfolio
   Money Market Portfolio                 2006       --  0.978 - 0.999       --       1.41         1.75 - 2.75        0.50 - 0.81
                                          2005    1,433  0.973 - 0.993    1,404       2.80         1.75 - 2.75        0.30 - 1.12
                                          2004    2,027  0.969 - 0.980    1,976       1.03         1.75 - 2.45     (1.42) - (0.51)
                                          2003    2,368  0.982 - 0.986    2,332       0.77         1.85 - 2.45     (1.31) - (0.10)
                                          2002      990  0.995 - 0.996      986       0.74         1.85 - 2.05     (0.40) - (0.30)
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation
     Subaccount/VA (Service Shares)       2006       --  1.114 - 1.184       --       0.19         1.85 - 2.55        1.12 - 4.41
                                          2005      126  1.069 - 1.134      142       0.71         1.85 - 2.55        2.46 - 3.00
                                          2004      111  1.097 - 1.101      122       0.03         1.85 - 2.25       3.00 - 10.56

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended    Units    Lowest to    Assets       Income         Lowest to        Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ---------------
Oppenheimer Variable Account Funds -- (Continued)
   Oppenheimer Global Securities
      Subaccount/VA (Service Shares)      2006       --  1.409 - 1.536       --       0.85         1.85 - 2.55        8.47 - 8.78
                                          2005      280  1.299 - 1.412      391       0.78         1.85 - 2.55       5.78 - 17.59
                                          2004      209  1.253 - 1.261      263       0.08         1.85 - 2.45      12.25 - 22.97
   Oppenheimer Main Street/VA
      Subaccount (Service Shares)         2006       --  1.320 - 1.333       --       0.97         1.75 - 2.15      19.35 - 19.77
                                          2005       53  1.106 - 1.113       59       0.31         1.75 - 2.15        3.56 - 7.05
                                          2004        2          1.068        2         --                2.15               8.32
PIMCO Variable Insurance Trust
   PIMCO VIT Real Return Subaccount
      (Administrative Class)              2006   11,166  1.042 - 1.129   12,325       4.22         1.30 - 2.65     (1.91) - (0.62)
                                          2005   13,461  1.061 - 1.136   15,024       2.78         1.30 - 2.65      (0.63) - 0.80
                                          2004   12,333  1.066 - 1.127   13,747       1.04         1.30 - 2.65        5.21 - 7.44
                                          2003    5,346  1.041 - 1.049    5,580       0.50         1.30 - 2.60      (1.13) - 5.12
   PIMCO VIT Total Return Subaccount
      (Administrative Class)              2006   48,442  1.051 - 1.262   55,490       4.41         1.30 - 2.70        1.06 - 2.52
                                          2005   57,303  1.039 - 1.231   64,250       3.40         1.30 - 2.70      (1.14) - 1.07
                                          2004   59,889  1.043 - 1.218   67,209       1.89         1.30 - 2.65        1.55 - 3.57
                                          2003   51,348  1.022 - 1.176   56,496       2.78         1.30 - 2.60      (1.14) - 3.70
                                          2002   23,265  1.071 - 1.134   25,547       4.05         1.30 - 2.05        6.89 - 7.90
Pioneer Variable Contracts Trust
   Pioneer America Income
      VCT Subaccount (Class II)           2006      279  1.001 - 1.026      283       4.44         1.85 - 2.75      (0.69) - 1.28
                                          2005      263  1.000 - 1.020      265       4.45         1.85 - 2.75     (1.07) - (0.10)
                                          2004      218  1.007 - 1.014      220       4.04         1.85 - 2.45      (0.89) - 1.00
   Pioneer Balanced VCT Subaccount
      (Class II)                          2006       --  1.030 - 1.146       --       2.23         1.85 - 2.85        2.59 - 8.12
                                          2005       89  1.036 - 1.080       96       1.76         1.85 - 2.55        1.14 - 1.79
                                          2004       63  1.054 - 1.061       67       1.74         1.85 - 2.45        0.95 - 4.25
   Pioneer Cullen Value VCT
      Subaccount (Class II)               2006      230  1.244 - 1.264      289       0.16         1.85 - 2.75       8.86 - 14.68
                                          2005      130  1.092 - 1.097      143         --         2.10 - 2.75       4.78 - 10.71
   Pioneer Emerging Markets VCT
      Subaccount (Class II)               2006      106  2.282 - 2.356      246       0.30         1.85 - 2.75      31.83 - 33.03
                                          2005      108  1.731 - 1.771      190       0.49         1.85 - 2.75      28.99 - 35.09
                                          2004       80  1.302 - 1.311      104       0.36         1.85 - 2.45      11.00 - 24.62
   Pioneer Equity Income VCT
      Subaccount (Class II)               2006      622  1.377 - 1.505      917       2.32         1.85 - 2.55      19.11 - 19.92
                                          2005      700  1.156 - 1.255      864       2.18         1.85 - 2.55      (0.52) - 4.28
                                          2004      560  1.204 - 1.212      676       2.11         1.85 - 2.45      10.56 - 15.10
   Pioneer Europe VCT Subaccount
      (Class II)                          2006       --          1.703       --       2.10                1.85              26.71
                                          2005       14          1.344       19       0.48                1.85               5.83
                                          2004       14          1.270       18         --                1.85              20.95
   Pioneer Fund VCT Subaccount
      (Class II)                          2006      425  1.337 - 1.367      573       1.09         1.85 - 2.45      13.50 - 14.39
                                          2005      458  1.178 - 1.195      543       1.13         1.85 - 2.45        3.42 - 4.09
                                          2004      343  1.139 - 1.148      392       1.18         1.75 - 2.45       7.30 - 10.42
                                          2003       13          1.053       13         --                1.75               1.64
   Pioneer Global High Yield VCT
      Subaccount (Class II)               2006       87  1.132 - 1.149       99       7.29         1.85 - 2.75        0.18 - 9.95
                                          2005       14  1.039 - 1.045       14       3.60         1.85 - 2.75        1.75 - 2.87
   Pioneer Growth Shares
      VCT Subaccount (Class II)           2006       85  1.085 - 1.166       95         --         1.85 - 2.55       6.26 - 12.32
                                          2005       22  1.075 - 1.087       23       0.59         2.25 - 2.55        0.09 - 0.93
                                          2004       21  1.068 - 1.070       23         --         2.25 - 2.45       2.39 - 11.02

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to        Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ---------------
Pioneer Variable Contracts Trust -- (Continued)
   Pioneer High Yield VCT
      Subaccount (Class II)               2006      896  1.129 - 1.154    1,023       5.30         1.85 - 2.75        5.59 - 6.46
                                          2005      990  1.069 - 1.084    1,067       5.23         1.85 - 2.75     (0.74) - (0.09)
                                          2004      733  1.077 - 1.085      792       5.03         1.75 - 2.45        2.87 - 5.85
                                          2003       13          1.025       13       0.14                1.75               0.39
   Pioneer Ibbotson Aggressive Allocation
      VCT Subaccount (Class II)           2006      361  1.206 - 1.220      438       0.24         1.85 - 2.55       7.45 - 14.99
                                          2005       83  1.083 - 1.084       90         --         2.10 - 2.35      (0.46) - 2.56
   Pioneer Ibbotson Growth
      Allocation VCT Subaccount
      (Class II)                          2006    2,345  1.060 - 1.184    2,714       0.17         1.85 - 2.90       0.09 - 10.29
                                          2005       98  1.065 - 1.069      104         --         2.10 - 2.75        2.99 - 3.10
   Pioneer Ibbotson Moderate
     Allocation
      VCT Subaccount (Class II)           2006    3,495  1.049 - 1.139    3,945       0.21         1.85 - 2.85      (0.29) - 9.01
                                          2005      194  1.044 - 1.049      203         --         1.85 - 2.75        0.00 - 4.50
   Pioneer International Value VCT
      Subaccount (Class II)               2006       86  1.561 - 1.729      147       0.25         1.85 - 2.75       4.66 - 19.86
                                          2005       30  1.309 - 1.425       43       0.06         2.25 - 2.75      12.65 - 17.82
                                          2004       29          1.265       36       0.41                2.25              15.74
   Pioneer Mid Cap Value VCT
      Subaccount (Class II)               2006      252  1.306 - 1.464      354         --         1.85 - 2.75       9.29 - 10.24
                                          2005      304  1.195 - 1.328      391       0.18         1.85 - 2.75      (0.50) - 6.62
                                          2004      114  1.249 - 1.257      143       0.30         1.85 - 2.45      12.61 - 19.64
   Pioneer Oak Ridge Large Cap
      Growth VCT Subaccount
      (Class II)                          2006      347  1.098 - 1.171      401       0.03         1.85 - 2.75      (0.72) - 0.86
                                          2005      357  1.124 - 1.161      413       0.15         1.85 - 2.75       5.79 - 12.41
                                          2004      177  1.089 - 1.093      193         --         1.85 - 2.25       4.81 - 12.59
   Pioneer Real Estate Shares VCT
      Subaccount (Class II)               2006      151  1.947 - 2.097      309       2.42         1.85 - 2.55      20.63 - 33.99
                                          2005      134  1.463 - 1.565      206       3.46         1.85 - 2.55       3.83 - 12.75
                                          2004       54  1.378 - 1.388       74       3.27         1.85 - 2.45      20.88 - 22.18
   Pioneer Small and Mid Cap
      Growth VCT Subaccount
      (Class II)                          2006       75  1.148 - 1.164       87         --         1.85 - 2.35        5.32 - 5.82
                                          2005       75  1.090 - 1.100       82         --         1.85 - 2.35        2.16 - 6.31
                                          2004       18  1.067 - 1.071       19         --         1.85 - 2.35        2.59 - 5.75
   Pioneer Small Cap Value VCT
      Subaccount (Class II)               2006      186  1.389 - 1.528      279         --         1.85 - 2.55       9.38 - 12.11
                                          2005      204  1.249 - 1.363      274         --         1.85 - 2.55        2.97 - 9.04
                                          2004       81  1.242 - 1.250      101         --         1.85 - 2.45      13.47 - 20.23
   Pioneer Small Company VCT
      Subaccount (Class II)               2006       --  1.203 - 1.222       --         --         1.85 - 2.45        5.80 - 6.08
                                          2005       42  1.137 - 1.152       48         --         1.85 - 2.45     (0.79) - (0.17)
                                          2004       25  1.146 - 1.154       29         --         1.85 - 2.45       6.36 - 15.71
   Pioneer Strategic Income VCT
      Subaccount (Class II)               2006    1,259  1.130 - 1.159    1,444       5.13         1.85 - 2.75        1.98 - 4.23
                                          2005      942  1.093 - 1.112    1,040       5.57         1.85 - 2.75      (0.81) - 1.75
                                          2004      692  1.098 - 1.105      762       5.00         1.85 - 2.45        5.37 - 6.47
   Pioneer Value VCT Subaccount
      (Class II)                          2006      366  1.242 - 1.347      484       0.22         1.85 - 2.55      10.13 - 12.91
                                          2005      340  1.107 - 1.193      399       0.08         1.85 - 2.55      (0.81) - 2.76
                                          2004      233  1.153 - 1.161      269       0.03         1.85 - 2.45        4.42 - 8.24

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)    Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to          Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)        Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ------------------
Putnam Variable Trust
   Putnam VT Discovery Growth
      Subaccount (Class IB)               2006      158  0.887 - 1.515      184         --         1.30 - 2.25          8.58 - 9.62
                                          2005      229  0.811 - 1.387      239         --         1.30 - 2.25          4.84 - 5.94
                                          2004      461  0.768 - 1.315      494         --         1.30 - 2.25          5.17 - 6.18
                                          2003      502  0.725 - 1.244      499         --         1.30 - 2.25        23.70 - 30.36
                                          2002      341  0.558 - 0.853      248         --         1.30 - 2.05      (30.82) - (5.13)
   Putnam VT International Equity
      Subaccount (Class IB)               2006    2,558  1.397 - 1.989    4,495       0.62         1.30 - 2.45        11.15 - 26.07
                                          2005    2,421  1.111 - 1.584    3,425       1.47         1.30 - 2.45         9.48 - 10.85
                                          2004    2,574  1.005 - 1.436    3,323       1.49         1.30 - 2.45         7.08 - 14.92
                                          2003    2,562  0.879 - 1.257    2,895       0.55         1.30 - 2.45        22.80 - 37.98
                                          2002      956  0.694 - 0.919      779       0.46         1.30 - 2.05     (19.35) - (18.76)
   Putnam VT Small Cap Value
      Subaccount (Class IB)               2006    3,863  1.422 - 2.164    7,989       0.34         1.30 - 2.60        14.35 - 15.74
                                          2005    4,709  1.243 - 1.877    8,487       0.18         1.30 - 2.60          4.28 - 7.93
                                          2004    4,591  1.507 - 1.783    7,923       0.35         1.30 - 2.60        22.93 - 24.58
                                          2003    3,941  1.215 - 1.439    5,469       0.25         1.30 - 2.60         9.22 - 54.65
                                          2002    1,943  0.826 - 0.980    1,806       0.17         1.30 - 2.05      (26.77) - (1.43)
The Travelers Series Trust
   Travelers AIM Capital
     Appreciation Subaccount              2006       --  0.985 - 1.465       --         --         1.30 - 2.60          6.17 - 6.55
                                          2005    4,118  0.925 - 1.376    4,308       0.22         1.30 - 2.60          5.95 - 7.34
                                          2004    4,534  0.864 - 1.287    4,465       0.14         1.30 - 2.60          0.85 - 5.44
                                          2003    3,968  0.824 - 1.229    3,587         --         1.30 - 2.60         1.66 - 31.32
                                          2002    3,141  0.647 - 0.901    2,083         --         1.30 - 2.05     (25.46) - (22.54)
   Travelers Convertible
      Securities Subaccount               2006       --  1.183 - 1.337       --       0.86         1.75 - 2.65          6.19 - 6.52
                                          2005    2,126  1.114 - 1.257    2,625       2.09         1.75 - 2.65       (2.28) - (1.40)
                                          2004    4,239  1.140 - 1.280    5,230       2.99         1.75 - 2.65          1.06 - 4.40
                                          2003    1,274  1.156 - 1.230    1,514       6.06         1.85 - 2.45         3.27 - 23.93
                                          2002      197  0.935 - 0.936      184      10.89         1.85 - 2.05        (4.00) - 2.63
   Travelers Disciplined Mid Cap
      Stock Subaccount                    2006       --  1.423 - 1.749       --       0.54         1.75 - 2.65          8.88 - 9.17
                                          2005      896  1.304 - 1.604    1,272         --         1.75 - 2.65         9.50 - 10.47
                                          2004      878  1.184 - 1.458    1,132       0.31         1.75 - 2.65        12.37 - 14.30
                                          2003      655  1.038 - 1.279      735       0.46         1.85 - 2.45         2.32 - 39.82
                                          2002      112  0.792 - 0.793       89       0.81         1.85 - 2.05      (10.09) - (2.94)
   Travelers Equity Income
      Subaccount                          2006       --  1.188 - 1.441       --       1.34         1.30 - 2.65          4.71 - 5.20
                                          2005   12,058  1.132 - 1.372   15,840         --         1.30 - 2.65          1.74 - 5.53
                                          2004   12,702  1.102 - 1.335   16,268       1.43         1.30 - 2.65         4.50 - 11.99
                                          2003   10,494  1.021 - 1.236   12,393       1.29         1.30 - 2.60         5.21 - 40.78
                                          2002    4,706  0.792 - 0.955    4,123       1.31         1.30 - 2.05      (15.68) - (4.12)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to         Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)       Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  -----------------
The Travelers Series Trust -- (Continued)
   Travelers Federated
      High Yield Subaccount               2006       --  1.194 - 1.341       --       7.85         1.75 - 2.65          2.14 - 2.53
                                          2005    2,005  1.169 - 1.309    2,602         --         1.75 - 2.65        (0.09) - 2.11
                                          2004    2,134  1.170 - 1.299    2,758       8.24         1.75 - 2.65          0.86 - 8.40
                                          2003    1,636  1.187 - 1.202    1,952      12.59         1.85 - 2.45         3.00 - 20.18
                                          2002      181  0.990 - 0.991      179      29.91         1.85 - 2.05          5.31 - 7.26
   Travelers Federated
      Stock Subaccount                    2006       --  1.128 - 1.408       --       1.65         1.75 - 2.45          3.26 - 3.45
                                          2005      151  1.091 - 1.362      184         --         1.75 - 2.45          2.82 - 3.56
                                          2004      131  1.058 - 1.321      152       1.80         1.75 - 2.45          7.68 - 9.78
                                          2003       97  0.977 - 1.221       98       2.20         1.85 - 2.25        10.40 - 25.32
                                          2002       17          0.782       14       1.67                1.85                (0.76)
   Travelers Large Cap
      Subaccount                          2006       --  0.788 - 1.366       --       0.43         1.30 - 2.65          2.68 - 3.22
                                          2005    7,100  0.765 - 1.326    6,551         --         1.30 - 2.65          5.85 - 7.22
                                          2004    7,325  0.715 - 1.241    6,235       0.81         1.30 - 2.65         3.91 - 11.77
                                          2003    6,574  0.681 - 1.185    5,236       0.50         1.30 - 2.45         3.59 - 27.35
                                          2002    4,594  0.555 - 0.862    2,664       0.50         1.30 - 2.05     (24.36) - (23.77)
   Travelers Managed Allocation Series:
      Aggressive Subaccount               2006       --  1.169 - 1.182       --       2.05         1.40 - 2.55          2.16 - 6.32
                                          2005      417  1.103 - 1.108      461         --         1.80 - 2.55        (0.54) - 7.91
   Travelers Managed Allocation Series:
      Conservative Subaccount             2006       --  1.016 - 1.025       --       4.29         1.55 - 2.45        (0.59) - 0.39
                                          2005      355  1.016 - 1.021      361       0.93         1.55 - 2.40          0.39 - 1.70
   Travelers Managed Allocation Series:
      Moderate Subaccount                 2006       --  1.084 - 1.095       --       2.89         1.30 - 2.45          1.12 - 3.69
                                          2005    1,911  1.050 - 1.056    2,010       1.08         1.30 - 2.35          1.74 - 5.10
   Travelers Managed Allocation Series:
      Moderate-Aggressive
      Subaccount                          2006       --  1.124 - 1.138       --       2.24         1.30 - 2.60          1.98 - 4.40
                                          2005    4,588  1.081 - 1.090    4,979       0.56         1.30 - 2.60        (0.37) - 6.78
   Travelers Managed Allocation Series:
      Moderate-Conservative
      Subaccount                          2006       --  1.045 - 1.050       --       3.61         1.80 - 2.35          0.77 - 1.75
                                          2005       37          1.027       38       0.77                2.35                 1.68
   Travelers Managed Income
      Subaccount                          2006       --  1.009 - 1.213       --       2.07         1.30 - 2.45       (1.27) - (0.82)
                                          2005   15,088  1.021 - 1.223   16,744       3.38         1.30 - 2.45        (1.11) - 0.08
                                          2004   18,096  1.032 - 1.222   20,142       4.63         1.30 - 2.45        (0.48) - 2.86
                                          2003   17,342  1.028 - 1.204   19,275       4.83         1.30 - 2.45          0.19 - 7.02
                                          2002   10,172  0.981 - 1.125   10,922      12.00         1.30 - 2.05          0.10 - 0.90
   Travelers Mercury
      Large Cap Core Subaccount           2006       --  0.885 - 1.545       --       0.21         1.30 - 2.65          5.79 - 6.30
                                          2005    2,917  0.833 - 1.455    3,043         --         1.30 - 2.65         9.13 - 10.59
                                          2004    3,157  0.755 - 1.321    2,981       0.60         1.30 - 2.65         2.01 - 15.54
                                          2003    2,838  0.662 - 1.159    2,204       0.75         1.30 - 2.45         3.87 - 25.87
                                          2002    2,747  0.555 - 0.846    1,649       0.61         1.30 - 2.05     (26.67) - (26.09)

                                            Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                           Ended   Units     Lowest to     Assets      Income         Lowest to        Lowest to
                                           Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                           ------  ------  -------------  -------  -------------  ----------------  ----------------
The Travelers Series Trust -- (Continued)
   Travelers MFS(R) Mid Cap
      Growth Subaccount                     2006       --  0.877 - 1.578       --         --         1.30 - 2.70        5.40 - 5.97
                                            2005    6,273  0.830 - 1.492    5,980         --         1.30 - 2.70        0.55 - 8.80
                                            2004    1,259  0.822 - 1.459    1,293         --         1.75 - 2.45       8.22 - 12.06
                                            2003    1,052  0.736 - 1.306      912         --         1.85 - 2.45       1.87 - 37.37
                                            2002      227  0.548 - 0.549      125         --         1.85 - 2.05    (12.30) - (1.08)
   Travelers MFS(R) Total Return
      Subaccount                            2006       --  1.038 - 1.411       --       1.30         1.30 - 2.65        2.90 - 3.37
                                            2005   53,150  1.008 - 1.365   67,690       2.14         1.30 - 2.65        0.00 - 1.64
                                            2004   54,146  1.095 - 1.343   68,423       2.86         1.30 - 2.65        8.05 - 9.99
                                            2003   44,879  1.038 - 1.221   52,177       3.23         1.30 - 2.60       4.65 - 19.58
                                            2002   20,936  0.906 - 1.061   21,749       7.45         1.30 - 2.05     (7.22) - (6.52)
   Travelers MFS(R) Value
      Subaccount                            2006       --  1.248 - 1.276       --         --         1.30 - 2.55        3.80 - 8.15
                                            2005    1,959  1.158 - 1.180    2,289       2.00         1.30 - 2.45      (0.76) - 6.95
                                            2004      208  1.114 - 1.120      232       2.99         1.70 - 2.45       1.83 - 14.81
   Travelers Mondrian International
      Stock Subaccount                      2006       --  1.480 - 1.781       --       3.73         1.30 - 2.45      14.57 - 15.00
                                            2005    4,680  1.290 - 1.551    6,788       0.05         1.30 - 2.45       5.31 - 11.11
                                            2004    3,759  1.202 - 1.441    5,100       2.04         1.30 - 2.45      10.28 - 14.34
                                            2003    1,903  1.060 - 1.266    2,230       5.52         1.30 - 2.45       3.77 - 26.22
                                            2002       46  0.842 - 0.843       39       2.21         1.85 - 2.05     (6.55) - (0.24)
   Travelers Pioneer Fund
      Subaccount                            2006       --  1.330 - 1.484       --       1.03         1.30 - 2.60        5.72 - 6.23
                                            2005    1,140  1.258 - 1.397    1,562         --         1.30 - 2.60        3.44 - 5.64
                                            2004    1,006  1.225 - 1.336    1,328       1.20         1.30 - 2.45        0.91 - 9.69
                                            2003      360  1.208 - 1.218      436       3.01         1.30 - 2.45       3.31 - 18.79
   Travelers Pioneer Mid Cap Value
      Subaccount                            2006       --  1.087 - 1.097       --         --         1.30 - 2.35        2.62 - 5.28
                                            2005       75  1.035 - 1.041       77       0.33         1.40 - 2.35        0.10 - 6.55
   Travelers Pioneer Strategic Income
      Subaccount                            2006       --  1.013 - 1.134       --         --         1.30 - 2.45        0.18 - 1.07
                                            2005    1,668  1.005 - 1.122    1,849       5.36         1.30 - 2.45        0.09 - 2.59
                                            2004      260  1.088 - 1.096      283      20.96         1.30 - 2.45       0.74 - 11.19
   Travelers Quality Bond
      Subaccount                            2006       --  1.005 - 1.115       --       6.07         1.75 - 2.65     (1.23) - (0.98)
                                            2005    2,125  1.017 - 1.126    2,324         --         1.75 - 2.65     (1.07) - (0.09)
                                            2004    2,698  1.028 - 1.127    2,976       5.02         1.75 - 2.65        0.19 - 2.28
                                            2003    1,778  1.058 - 1.110    1,950       7.69         1.75 - 2.45      (0.09) - 5.02
                                            2002      565  1.054 - 1.055      597      10.29         1.85 - 2.05        3.13 - 3.94

                                           Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                          Ended   Units     Lowest to     Assets      Income         Lowest to         Lowest to
                                          Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)       Highest (%)
                                          ------  ------  -------------  -------  -------------  ----------------  -----------------
The Travelers Series Trust -- (Concluded)
   Travelers Strategic Equity
      Subaccount                           2006       --  0.755 - 1.433      --        0.36         1.30 - 2.60       (2.50) - 4.44
                                           2005    9,470  0.723 - 1.374   7,870        0.59         1.30 - 2.60       (0.58) - 0.82
                                           2004   10,790  0.720 - 1.369   8,881        1.42         1.30 - 2.60         7.45 - 8.81
                                           2003   11,342  0.663 - 1.263   8,404          --         1.30 - 2.60        1.53 - 31.24
                                           2002   11,839  0.508 - 0.749   6,281        0.60         1.30 - 2.05    (34.93) - (34.49)
   Travelers Style Focus Series: Small
      Cap Growth Subaccount                2006       --  1.272 - 1.282      --        0.01         1.75 - 2.60        0.23 - 15.08
                                           2005       32  1.108 - 1.114      35          --         1.75 - 2.60        1.00 - 11.10
   Travelers Style Focus Series: Small
      Cap Value Subaccount                 2006       --  1.264 - 1.272      --        0.01         1.75 - 2.45        1.36 - 14.59
                                           2005       29  1.106 - 1.110      32        1.05         1.75 - 2.35        1.28 - 10.05
   Travelers U.S. Government
      Securities Subaccount                2006       --  1.023 - 1.047      --        6.42         1.75 - 2.55      (3.94) - (3.62)
                                           2005       64  1.064 - 1.090      68          --         1.75 - 2.55       (0.19) - 2.77
                                           2004       32  1.045 - 1.071      33        2.35         1.75 - 2.55         4.06 - 6.20
   Travelers Van Kampen Enterprise
      Subaccount                           2006       --  0.723 - 1.340      --        0.03         1.30 - 2.45         3.48 - 3.96
                                           2005    3,039  0.696 - 1.292   2,437        0.10         1.30 - 2.45         2.64 - 8.60
                                           2004    3,403  0.656 - 1.219   2,532        0.57         1.30 - 2.45       (0.70) - 2.48
                                           2003    3,359  0.641 - 1.193   2,350        0.17         1.30 - 2.45        9.33 - 27.94
                                           2002    3,316  0.519 - 0.828   1,776        0.73         1.30 - 2.05    (30.76) - (26.94)
Van Kampen Life Investment Trust
   Van Kampen LIT Comstock
      Subaccount (Class II)                2006    2,880  1.166 - 1.659   4,377        1.35         1.75 - 2.65       13.08 - 14.11
                                           2005    3,546  1.028 - 1.461   4,762        0.96         1.75 - 2.65         1.38 - 4.37
                                           2004    3,714  1.127 - 1.433   4,863        0.69         1.75 - 2.65       13.09 - 15.26
                                           2003    2,528  0.979 - 1.247   2,788        0.43         1.85 - 2.45        1.55 - 31.02
                                           2002      760  0.764 - 0.766     582          --         1.85 - 2.05      (15.55) - 0.79
   Van Kampen LIT Enterprise
      Subaccount (Class II)                2006       89  1.000 - 1.332     100        0.19         1.85 - 2.25         4.41 - 4.88
                                           2005      108  0.956 - 1.275     117        0.47         1.85 - 2.25         5.48 - 5.94
                                           2004       98  0.904 - 1.207      98        0.14         1.85 - 2.25         1.52 - 3.78
                                           2003       85  0.889 - 1.187      80        0.32         1.85 - 2.25        8.68 - 23.51
                                           2002       78          0.723      57          --                1.85               (8.25)
   Van Kampen LIT Strategic Growth
      Subaccount (Class I)                 2006    6,396  0.758 - 1.357   5,493          --         1.30 - 2.60         0.25 - 1.58
                                           2005    7,611  0.749 - 1.342   6,449        0.28         1.30 - 2.60         5.17 - 6.48
                                           2004    9,178  0.704 - 1.264   7,243          --         1.30 - 2.60         3.29 - 8.69
                                           2003    9,929  0.668 - 1.201   7,282          --         1.30 - 2.60        0.33 - 28.77
                                           2002    9,507  0.533 - 0.752   5,180        0.36         1.30 - 2.05    (33.86) - (33.37)
Variable Insurance Products Fund
   VIP Contrafund(R) Subaccount
      (Service Class 2)                    2006    2,449  1.231 - 1.745   4,081        1.00         1.75 - 2.65         8.55 - 9.45
                                           2005    2,472  1.130 - 1.600   3,766        0.13         1.75 - 2.65        4.14 - 14.63
                                           2004    2,401  1.226 - 1.401   3,177        0.18         1.75 - 2.65        7.19 - 13.02
                                           2003    1,349  1.087 - 1.243   1,569        0.16         1.85 - 2.45        3.50 - 31.99
                                           2002      389  0.865 - 0.867     337          --         1.85 - 2.05     (11.98) - (2.92)

5. FINANCIAL HIGHLIGHTS -- (Concluded)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to        Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ----------------
Variable Insurance Products Fund -- (Concluded)
VIP Contrafund(R)
   Subaccount (Service Class)             2006   10,236  1.234 - 1.789   16,769       1.11         1.30 - 2.60       8.72 - 10.16
                                          2005   10,191  1.132 - 1.630   15,252       0.18         1.30 - 2.60       8.43 - 15.40
                                          2004    8,691  1.154 - 1.419   11,222       0.24         1.30 - 2.60      12.38 - 13.83
                                          2003    7,290  1.017 - 1.254    8,223       0.26         1.30 - 2.60       4.59 - 34.23
                                          2002    4,210  0.804 - 0.995    3,538       0.73         1.30 - 2.05    (11.27) - (1.18)
VIP Dynamic Capital Appreciation
   Subaccount (Service Class 2)           2006      286  1.393 - 1.520      410       0.20         1.75 - 2.45       1.01 - 11.71
                                          2005      296  1.247 - 1.365      383         --         1.85 - 2.25      18.04 - 18.42
                                          2004      248  1.053 - 1.155      267         --         1.85 - 2.25     (6.02) - (0.57)
                                          2003      214  1.059 - 1.164      229         --         1.85 - 2.25      22.71 - 30.35
                                          2002      163          0.863      141       0.20                1.85              10.93
VIP Mid Cap Subaccount
   (Service Class 2)                      2006   10,253  1.546 - 2.107   20,351       0.18         1.30 - 2.65       4.45 - 10.91
                                          2005   10,977  1.410 - 1.907   19,746         --         1.30 - 2.65      14.52 - 20.23
                                          2004    9,909  1.226 - 1.643   15,358         --         1.30 - 2.65      18.09 - 23.08
                                          2003    6,041  1.155 - 1.341    7,600       0.08         1.30 - 2.45     (0.60) - 45.51
                                          2002      892  0.853 - 0.857      762         --         1.30 - 2.05     (15.12) - 0.94


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005

                                      AIM V.I. Capital Appreciation       AIM V.I. Core Equity       AIM V.I. Mid Cap Core Equity
                                         Subaccount (Series II)          Subaccount (Series I)          Subaccount (Series II)
                                      -----------------------------   ----------------------------   ------------------------------
                                          2006            2005            2006            2005            2006            2005
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   beginning of year ..............        240,879          164,606             --              --          255,024         222,467
Accumulation units purchased and
   transferred from other funding
   options ........................        241,026           94,693        882,228              --           17,929          38,727
Accumulation units redeemed and
   transferred to other funding
   options ........................        (23,015)         (18,420)      (147,870)             --          (10,282)         (6,170)
Annuity units .....................             --               --             --              --               --              --
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   end of year ....................        458,890          240,879        734,358              --          262,671         255,024
                                      ============   ==============   ============   =============   ==============   =============

                                                                           AllianceBernstein               AllianceBernstein
                                            AIM V.I. Premier               Growth and Income                Large-Cap Growth
                                      Equity Subaccount (Series I)        Subaccount (Class B)            Subaccount (Class B)
                                      -----------------------------   ----------------------------   ------------------------------
                                           2006           2005            2006           2005             2006            2005
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   beginning of year ..............      1,154,705        1,436,122      4,080,654       4,008,996        8,369,786       9,558,394
Accumulation units purchased and
   transferred from other funding
   options ........................            471            2,468        253,447         509,702          101,269         161,565
Accumulation units redeemed and
   transferred to other funding
   options ........................     (1,155,176)        (283,885)    (4,334,101)       (438,044)      (8,471,055)     (1,350,173)
Annuity units .....................             --               --             --              --               --              --
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   end of year ....................             --        1,154,705             --       4,080,654               --       8,369,786
                                      ============   ==============   ============   =============   ==============   =============

                                             American Funds                  American Funds                 American Funds
                                              Global Growth                Growth Subaccount                Growth-Income
                                          Subaccount (Class 2)                  (Class2)                  Subaccount (Class 2)
                                      -----------------------------   ----------------------------   ------------------------------
                                           2006           2005            2006           2005             2006            2005
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   beginning of year ..............     25,192,945       23,986,976     69,340,330      65,926,832       74,385,817      72,844,614
Accumulation units purchased and
   transferred from other funding
   options ........................      3,736,844        3,905,312      8,021,053       9,663,081        6,657,902       8,408,834
Accumulation units redeemed and
   transferred to other funding
   options ........................     (3,182,660)      (2,699,343)   (11,061,558)     (6,249,583)     (12,004,425)     (6,867,631)
Annuity units .....................             --               --             --              --               --              --
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   end of year ....................     25,747,129       25,192,945     66,299,825      69,340,330       69,039,294      74,385,817
                                      ============   ==============   ============   =============   ==============   =============

                                                                      Credit Suisse Trust Emerging        Delaware VIP REIT
                                        Capital Appreciation Fund          Markets Subaccount        Subaccount (Standard Class)
                                      -----------------------------   ----------------------------   ------------------------------
                                           2006            2005            2006           2005            2006           2005
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   beginning of year ..............        693,037          450,167         55,803         108,326        1,679,473       1,633,919
Accumulation units purchased and
   transferred from other funding
   options ........................        228,468          362,166            574             299          288,942         398,190
Accumulation units redeemed and
   transferred to other funding
   options ........................       (921,505)        (119,296)        (9,510)        (52,822)      (1,968,415)       (352,636)
Annuity units .....................             --               --             --              --               --              --
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   end of year ....................             --          693,037         46,867          55,803               --       1,679,473
                                      ============   ==============   ============   =============   ==============   =============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                            Dreyfus VIF                    FAMVS Mercury Global
                                        Dreyfus VIF Appreciation         Developing Leaders             Allocation V.I. Subaccount
                                       Subaccount (Initial Shares)   Subaccount (Initial Shares)               (Class III)
                                     ------------------------------  -------------------------------  -----------------------------
                                         2006             2005           2006             2005             2006            2005
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   beginning of year ..............        464,982          439,044      1,250,182         1,433,514       1,563,475      1,177,435
Accumulation units purchased and
   transferred from other funding
   options ........................         25,490           39,004         21,033            43,730          39,147        558,249
Accumulation units redeemed and
   transferred to other funding
   options ........................        (53,367)         (13,066)      (313,340)         (227,062)     (1,602,622)      (172,209)
Annuity units .....................             --               --             --                --              --            --
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   end of year ....................        437,105          464,982        957,875         1,250,182              --      1,563,475
                                     =============    =============  =============   ===============  ==============   ============

                                          FAMVS Mercury Value           FTVIPT Franklin Income            FTVIPT Franklin Rising
                                     Opportunities V.I. Subaccount       Securities Subaccount             Dividends Securities
                                              (Class III)                      (Class 2)                   Subaccount (Class 2)
                                     ------------------------------  -------------------------------  -----------------------------
                                         2006             2005           2006             2005             2006            2005
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   beginning of year ..............      2,118,747        1,200,814      1,130,035                --         912,332        385,550
Accumulation units purchased and
   transferred from other funding
   options ........................        444,157        1,101,168      3,176,358         1,254,503         101,075        545,143
Accumulation units redeemed and
   transferred to other funding
   options ........................     (2,562,904)        (183,235)    (1,456,978)         (124,468)       (172,409)       (18,361)
Annuity units .....................             --               --             --                --              --             --
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   end of year ....................             --        2,118,747      2,849,415         1,130,035         840,998        912,332
                                     =============    =============  =============   ===============  ==============   ============

                                       FTVIPT Franklin Small-Mid          FTVIPT Mutual Shares               FTVIPT Templeton
                                         Cap Growth Securities                Securities              Developing Markets Securities
                                         Subaccount (Class 2)            Subaccount (Class 2)              Subaccount (Class 2)
                                     ------------------------------  -------------------------------  -----------------------------
                                          2006            2005            2006            2005             2006            2005
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   beginning of year ..............      9,720,001       11,188,959     14,277,591        12,664,808       3,431,926      2,146,368
Accumulation units purchased and
   transferred from other funding
   options ........................        346,280          360,133        694,799         3,209,051       1,253,458      2,283,336
Accumulation units redeemed and
   transferred to other funding
   options ........................     (2,135,240)      (1,829,091)   (14,972,390)       (1,596,268)     (1,385,869)      (997,778)
Annuity units .....................             --               --             --                --              --             --
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   end of year ....................      7,931,041        9,720,001             --        14,277,591       3,299,515      3,431,926
                                     =============    =============  =============   ===============  ==============   ============

                                            FTVIPT Templeton
                                           Foreign Securities           FTVIPT Templeton Growth
                                          Subaccount (Class 2)       Securities Subaccount (Class 2)       High Yield Bond Trust
                                     ------------------------------  -------------------------------  -----------------------------
                                         2006              2005           2006            2005             2006            2005
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   beginning of year ..............     15,564,929       13,846,193      3,098,823         1,769,388         140,757         70,063
Accumulation units purchased and
   transferred from other funding
   options ........................      2,165,269        3,307,630        460,044         1,910,912          10,827        120,005
Accumulation units redeemed and
   transferred to other funding
   options ........................     (3,075,676)      (1,588,894)    (3,558,867)         (581,477)       (151,584)       (49,311)
Annuity units .....................             --               --             --                --              --             --
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   end of year ....................     14,654,522       15,564,929             --         3,098,823              --        140,757
                                     =============    =============  =============   ===============  ==============   ============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                             Janus Aspen Global Life           Janus Aspen
                                                Janus Aspen Balanced          Sciences Subaccount           Global Technology
                                             Subaccount (Service Shares)        (Service Shares)       Subaccount (Service Shares)
                                             ---------------------------   -------------------------   ---------------------------
                                                 2006           2005          2006          2005           2006           2005
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units beginning of
   year ...................................     1,138,065      1,146,859        44,081        45,781        103,306        187,152
Accumulation units purchased and
   transferred from other funding
   options ................................         1,269         55,474           822            62         17,279          7,776
Accumulation units redeemed and
   transferred to other funding options ...    (1,139,334)       (64,268)       (8,750)       (1,762)       (40,069)       (91,622)
Annuity units .............................            --             --            --            --             --             --
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units end of
   year ...................................            --      1,138,065        36,153        44,081         80,516        103,306
                                             ============   ============   ===========   ===========   ============   ============

                                                  Janus Aspen Mid Cap        Janus Aspen Worldwide
                                                  Growth Subaccount            Growth Subaccount            Lazard Retirement
                                                  (Service Shares)              (Service Shares)           Small Cap Subaccount
                                             ---------------------------   -------------------------   ---------------------------
                                                 2006           2005          2006          2005           2006           2005
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units beginning of
   year ...................................     4,870,827      5,338,180       223,930       252,544      2,128,656      1,916,700
Accumulation units purchased and
   transferred from other funding
   options ................................        63,578        149,197           114         9,232        321,162        546,880
Accumulation units redeemed and transferred
   to other funding options ...............      (678,774)      (616,550)      (78,598)      (37,846)    (2,449,818)      (334,924)
Annuity units .............................            --             --            --            --             --             --
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units end of
   year ...................................     4,255,631      4,870,827       145,446       223,930             --      2,128,656
                                             ============   ============   ===========   ===========   ============   ============

                                               LMPIS Dividend Strategy      LMPIS Premier Selections     LMPVPV Small Cap Growth
                                                     Subaccount            All Cap Growth Subaccount    Opportunities Subaccount
                                             ---------------------------   -------------------------   ---------------------------
                                                 2006           2005          2006          2005           2006           2005
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units beginning of
   year ...................................     2,153,588      2,494,262     2,458,758     2,572,662      5,039,373      3,912,673
Accumulation units purchased and
   transferred from other funding
   options ................................        55,759        139,228        80,457        48,854        229,244      2,110,981
Accumulation units redeemed and transferred
   to other funding options ...............      (491,603)      (479,902)     (308,074)     (162,758)    (3,317,952)      (984,086)
Annuity units .............................            --             --            --            --            535           (195)
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units end of
   year ...................................     1,717,744      2,153,588     2,231,141     2,458,758      1,951,200      5,039,373
                                             ============   ============   ===========   ===========   ============   ============

                                                   LMPVPI All Cap                LMPVPI All Cap              LMPVPI Investors
                                                Subaccount (Class I)         Subaccount (Class II)        Subaccount (Class I)
                                             ---------------------------   -------------------------   ---------------------------
                                                 2006           2005          2006          2005           2006           2005
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units beginning of
   year ...................................    11,737,699     14,832,978         1,716            --     10,080,697     11,119,172
Accumulation units purchased and
   transferred from other funding
   options ................................       250,670        499,674       130,378         1,716        225,790      1,529,271
Accumulation units redeemed and transferred
   to other funding options ...............    (2,573,119)    (3,594,953)      (28,316)           --     (3,318,165)    (2,567,746)
Annuity units .............................            --             --            --            --             --             --
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units end of
   year ...................................     9,415,250     11,737,699       103,778         1,716      6,988,322     10,080,697
                                             ============   ============   ===========   ===========   ============   ============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                LMPVPI Large Cap Growth       LMPVPI Small Cap Growth       LMPVPI Total Return
                                                  Subaccount (Class I)          Subaccount (Class I)       Subaccount (Class II)
                                             -----------------------------   -------------------------   -------------------------
                                                  2006           2005           2006           2005          2006          2005
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units beginning of
   year ...................................        362,596         495,158     6,708,896     5,789,908        96,085        73,713
Accumulation units purchased and
   transferred from other funding
   options ................................        170,313          29,549       138,337     1,874,083       459,636        23,705
Accumulation units redeemed and transferred
   to other funding options ...............       (256,895)       (162,111)   (3,521,910)     (955,095)      (16,102)       (1,333)
Annuity units .............................             --              --            --            --            --            --
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units end of
   year ...................................        276,014         362,596     3,325,323     6,708,896       539,619        96,085
                                             =============   =============   ===========   ===========   ===========   ===========

                                              LMPVPII Aggressive Growth      LMPVPII Aggressive Growth     LMPVPII Appreciation
                                                Subaccount (Class I)           Subaccount (Class II)             Subaccount
                                             -----------------------------   -------------------------   -------------------------
                                                  2006            2005           2006         2005           2006          2005
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units beginning of
   year ...................................        581,192         536,628       599,983       510,375    26,702,030    28,234,182
Accumulation units purchased and
   transferred from other funding
   options ................................         80,208          75,058        48,509       112,930       343,868     1,222,360
Accumulation units redeemed and transferred
   to other funding options ...............       (132,271)        (30,494)      (90,159)      (23,322)   (4,379,098)   (2,754,512)
Annuity units .............................             --              --            --            --            --            --
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units end of
   year ...................................        529,129         581,192       558,333       599,983    22,666,800    26,702,030
                                             =============   =============   ===========   ===========   ===========   ===========

                                             LMPVPII Diversified Strategic      LMPVPII Equity Index        LMPVPII Fundamental
                                                   Income Subaccount           Subaccount (Class II)         Value Subaccount
                                             -----------------------------   -------------------------   -------------------------
                                                  2006            2005          2006          2005           2006         2005
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units beginning of
   year ...................................     12,590,804      14,277,808    12,248,241    13,983,227    32,160,880    34,836,264
Accumulation units purchased and
   transferred from other funding
   options ................................        111,944         884,787       168,987       745,178       903,758     1,801,166
Accumulation units redeemed and transferred
   to other funding options ...............     (2,596,950)     (2,571,791)   (1,555,679)   (2,480,164)   (6,720,236)   (4,476,550)
Annuity units .............................             --              --            --            --            --            --
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units end of
   year ...................................    10,105,798       12,590,804    10,861,549    12,248,241    26,344,402    32,160,880
                                             =============   =============   ===========   ===========   ===========   ===========

                                               LMPVPII Growth and Income        LMPVPIII Adjustable         LMPVPIII Aggressive
                                                  Subaccount (Class I)         Rate Income Subaccount        Growth Subaccount
                                             -----------------------------   -------------------------   -------------------------
                                                  2006            2005          2006          2005           2006         2005
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units beginning of
   year ...................................         68,256          69,345     5,123,927     4,938,906    48,566,231    50,711,147
Accumulation units purchased and
   transferred from other funding
   options ................................            948             995       602,746     1,994,282     2,333,025     4,245,245
Accumulation units redeemed and transferred
   to other funding options ...............        (24,843)         (2,084)   (1,662,093)   (1,809,261)   (9,139,282)   (6,389,878)
Annuity units .............................             --              --            --            --           777          (283)
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units end of
   year ...................................         44,361          68,256     4,064,580     5,123,927    41,760,751    48,566,231
                                             =============   =============   ===========   ===========   ===========   ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                        LMPVPIII High Income           LMPVPIII International         LMPVPIII Large Cap Growth
                                             Subaccount               All Cap Growth Subaccount              Subaccount
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............     18,520,226      21,163,525       3,460,887       3,638,527      22,842,147      25,638,749
Accumulation units purchased and
   transferred from other funding
   options ......................        906,174       2,287,594         133,752         321,449         534,244       1,304,982
Accumulation units redeemed and
   transferred to other funding
   options ......................     (4,888,355)     (4,930,893)       (898,194)       (499,089)     (4,504,254)     (4,101,584)
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................     14,538,045      18,520,226       2,696,445       3,460,887      18,872,137      22,842,147
                                    ============    ============    ============    ============    ============    ============

                                      LMPVPIII Large Cap Value          LMPVPIII Mid Cap Core              LMPVPIII Money
                                             Subaccount                      Subaccount                   Market Subaccount
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............      7,715,327       8,721,828      11,236,130      12,311,551      15,086,362      17,619,875
Accumulation units purchased and
   transferred from other funding
   options ......................         24,075          21,718         142,888         291,587      13,649,426      10,675,194
Accumulation units redeemed and
   transferred to other funding
   options ......................     (1,278,106)     (1,028,219)     (2,065,910)     (1,366,856)    (14,548,719)    (13,208,707)
Annuity units ...................             --              --             417            (152)             --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................      6,461,296       7,715,327       9,313,525      11,236,130      14,187,069      15,086,362
                                    ============    ============    ============    ============    ============    ============

                                     LMPVPIV Multiple Discipline     LMPVPIV Multiple Discipline     LMPVPIV Multiple Discipline
                                         Subaccount-All Cap              Subaccount-Balanced              Subaccount-Global
                                          Growth and Value            All Cap Growth and Value        All Cap Growth and Value
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............     80,427,810      86,830,720      64,578,208      69,906,009      16,335,057      15,077,342
Accumulation units purchased and
   transferred from other funding
   options ......................      1,109,241       6,423,279         707,776       5,639,764       1,542,745       3,514,028
Accumulation units redeemed and
   transferred to other funding
   options ......................    (19,621,370)    (12,826,189)    (16,119,231)    (10,967,565)     (3,060,886)     (2,256,313)
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................     61,915,681      80,427,810      49,166,753      64,578,208      14,816,916      16,335,057
                                    ============    ============    ============    ============    ============    ============

                                     LMPVPIV Multiple Discipline       Lord Abbett Growth and           Lord Abbett Mid-Cap
                                        Subaccount-Large Cap              Income Subaccount               Value Subaccount
                                          Growth and Value                   (Class VC)                      (Class VC)
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............      7,888,159       8,334,158       8,791,711       8,276,150      11,345,009       8,801,044
Accumulation units purchased and
   transferred from other funding
   options ......................        278,416         977,474         592,948       1,276,818         721,799       3,449,691
Accumulation units redeemed and
   transferred to other funding
   options ......................     (1,698,811)     (1,423,473)     (1,562,763)       (761,257)     (2,795,478)       (905,726)
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................      6,467,764       7,888,159       7,821,896       8,791,711       9,271,330      11,345,009
                                    ============    ============    ============    ============    ============    ============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                          MIST Batterymarch                MIST BlackRock
                                                                            Mid-Cap Stock                    High Yield
                                        Managed Assets Trust            Subaccount (Class A)            Subaccount (Class A)
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............         98,263          13,189              --              --              --              --
Accumulation units purchased and
   transferred from other funding
   options ......................             --         176,669         889,169              --       1,588,772              --
Accumulation units redeemed and
   transferred to other funding
   options ......................        (98,263)        (91,595)       (107,323)             --        (378,821)             --
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................             --          98,263         781,846              --        1,209,951             --
                                    ============    ============    ============    ============    ============    ============

                                      MIST BlackRock Large-Cap               MIST Dreman                     MIST Harris
                                           Core Subaccount                 Small-Cap Value              Oakmark International
                                              (Class A)                 Subaccount (Class A)            Subaccount (Class A)
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............             --              --              --              --              --              --
Accumulation units purchased and
   transferred from other funding
   options ......................      2,952,893              --         429,520              --       5,346,138              --
Accumulation units redeemed and
   transferred to other funding
   options ......................       (288,951)             --         (75,010)             --        (484,168)             --
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................      2,663,942              --         354,510              --       4,861,970              --
                                    ============    ============    ============    ============    ============    ============

                                         MIST Janus Capital           MIST Legg Mason Partners            MIST Lord Abbett
                                      Appreciation Subaccount              Managed Assets                  Bond Debenture
                                              (Class A)                 Subaccount (Class A)            Subaccount (Class A)
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............             --              --              --              --              --              --
Accumulation units purchased and
   transferred from other funding
   options ......................        943,608              --          17,790              --       2,088,391              --
Accumulation units redeemed and
   transferred to other funding
   options ......................       (303,237)             --              --              --        (342,294)             --
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................        640,371              --          17,790              --       1,746,097              --
                                    ============    ============    ============    ============    ============    ============

                                       MIST Lord Abbett Growth            MIST Lord Abbett              MIST Met/AIM Capital
                                        and Income Subaccount               Mid-Cap Value             Appreciation Subaccount
                                              (Class B)                 Subaccount (Class B)                  (Class A)
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............             --              --              --              --              --              --
Accumulation units purchased and
   transferred from other funding
   options ......................     27,862,247              --         457,495              --       3,948,750              --
Accumulation units redeemed and
   transferred to other funding
   options ......................     (4,896,361)             --        (133,985)             --        (208,702)             --
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................     22,965,886              --         323,510              --       3,740,048              --
                                    ============    ============    ============    ============    ============    ============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                MIST Met/AIM Small Cap                                         MIST Neuberger
                                                  Growth Subaccount             MIST MFS(R) Value            Berman Real Estate
                                                      (Class A)                Subaccount (Class A)         Subaccount (Class A)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..       110,110             --     3,366,308            --       4,131,811            --
Accumulation units redeemed and
   transferred to other funding options ....       (26,647)            --      (577,956)           --        (567,712)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................        83,463             --     2,788,352            --       3,564,099            --
                                              ============   ============   ===========   ===========   =============  ============

                                               MIST Oppenheimer Capital
                                                Appreciation Subaccount         MIST Pioneer Fund          MIST Pioneer Mid-Cap
                                                      (Class B)                Subaccount (Class A)     Value Subaccount (Class A)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..       252,504             --     1,250,968            --         213,089            --
Accumulation units redeemed and
   transferred to other funding options ....       (22,916)            --      (196,329)           --         (70,610)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................       229,588             --     1,054,639            --         142,479            --
                                              ============   ============   ===========   ===========   =============  ============

                                                MIST Pioneer Strategic         MIST Third Avenue         MSF BlackRock Aggressive
                                                   Income Subaccount            Small Cap Value              Growth Subaccount
                                                      (Class A)               Subaccount (Class B)               (Class D)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..     3,597,687             --     7,421,938            --       6,116,668            --
Accumulation units redeemed and
   transferred to other funding options ....      (609,202)            --      (785,641)           --        (988,286)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................     2,988,485             --     6,636,297            --       5,128,382            --
                                              ============   ============   ===========   ===========   =============  ============

                                                  MSF BlackRock Bond        MSF BlackRock Bond Income        MSF BlackRock Money
                                              Income Subaccount (Class A)      Subaccount (Class E)     Market Subaccount (Class A)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..     2,558,521             --    14,663,843            --       4,704,469            --
Accumulation units redeemed and
   transferred to other funding options ....      (404,793)            --    (1,995,567)           --      (2,542,473)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................     2,153,728             --    12,668,276            --       2,161,996            --
                                              ============   ============   ===========   ===========   =============  ============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                               MSF Capital Guardian U.S.        MSF FI Large Cap            MSF FI Value Leaders
                                              Equity Subaccount (Class A)     Subaccount  (Class A)         Subaccount (Class D)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..     2,891,578             --    15,462,611            --      11,675,080            --
Accumulation units redeemed and
   transferred to other funding options ....      (401,207)            --    (3,110,072)           --      (1,730,961)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................     2,490,371             --    12,352,539            --       9,944,119            --
                                              ============   ============   ===========   ===========   =============  ============

                                                 MSF MetLife Aggressive           MSF MetLife           MSF MetLife Conservative to
                                                 Allocation Subaccount       Conservative Allocation       Moderate Allocation
                                                     (Class B)                Subaccount  (Class B)        Subaccount (Class B)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..     1,028,800             --       406,752            --         909,821            --
Accumulation units redeemed and
   transferred to other funding options ....      (105,466)            --       (41,383)           --        (368,822)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................       923,334             --       365,369            --         540,999            --
                                              ============   ============   ===========   ===========   =============  ============

                                                  MSF MetLife Moderate         MSF MetLife Moderate
                                                 Allocation Subaccount       to Aggressive Allocation     MSF MFS(R) Total Return
                                                      (Class B)                Subaccount  (Class B)         Subaccount (Class F)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..     4,373,892             --     6,733,290            --      51,726,072            --
Accumulation units redeemed and
   transferred to other funding options ....      (470,717)            --      (630,685)           --      (7,816,743)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................     3,903,175             --     6,102,605            --      43,909,329            --
                                              ============   ============   ===========   ===========   =============  ============

                                                 MSF Oppenheimer Global        MSF T. Rowe Price             MSF Western Asset
                                                   Equity Subaccount            Large Cap Growth        Management High Yield Bond
                                                      (Class B)              Subaccount  (Class B)          Subaccount (Class A)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..     8,585,311             --     6,913,356            --         186,964            --
Accumulation units redeemed and
   transferred to other funding options ....      (984,580)            --      (625,471)           --          (6,061)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................     7,600,731             --     6,287,885            --         180,903            --
                                              ============   ============   ===========   ===========   =============  ============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                 MSF Western Asset                                          Oppenheimer Capital
                                            Management U.S. Government                                  Appreciation Subaccount/VA
                                               Subaccount (Class A)          Money Market Portfolio          (Service Shares)
                                          -----------------------------   ---------------------------   --------------------------
                                              2006              2005          2006           2005           2006           2005
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   beginning of year ..................             --               --      1,432,785      2,027,367       126,063        111,022
Accumulation units purchased and
   transferred from other funding
   options ............................         70,009               --        988,278      3,582,205         8,484         15,043
Accumulation units redeemed and
   transferred to other funding
   options ............................           (193)              --     (2,421,063)    (4,176,787)     (134,547)            (2)
Annuity units .........................             --               --             --             --            --             --
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   end of year ........................         69,816               --             --      1,432,785            --        126,063
                                          ============      ===========   ============   ============   ===========    ===========

                                          Oppenheimer Global Securities          Oppenheimer               PIMCO VIT Real Return
                                                  Subaccount/VA                Main Street/VA                    Subaccount
                                                (Service Shares)          Subaccount (Service Shares)     (Administrative Class)
                                          -----------------------------   ---------------------------   --------------------------
                                              2006              2005          2006           2005           2006           2005
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   beginning of year ..................        280,136          209,016         52,669          2,019    13,460,585     12,332,924
Accumulation units purchased and
   transferred from other funding
   options ............................         19,428           80,813            128         58,189     1,182,943      4,188,409
Accumulation units redeemed and
   transferred to other funding
   options ............................       (299,564)          (9,693)       (52,797)        (7,539)   (3,478,008)    (3,060,748)
Annuity units .........................             --               --             --             --            --             --
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   end of year ........................             --          280,136             --         52,669    11,165,520     13,460,585
                                          ============      ===========   ============   ============   ===========    ===========

                                             PIMCO VIT Total Return
                                                    Subaccount              Pioneer America Income         Pioneer Balanced VCT
                                             (Administrative Class)        VCT Subaccount (Class II)       Subaccount (Class II)
                                          -----------------------------   ---------------------------   --------------------------
                                              2006              2005          2006           2005           2006           2005
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   beginning of year ..................     57,303,394       59,889,236        263,041        217,634        89,490         63,370
Accumulation units purchased and
   transferred from other funding
   options ............................      3,849,251        8,574,182        100,182         99,148       376,698         26,680
Accumulation units redeemed and
   transferred to other funding
   options ............................    (12,710,247)     (11,160,024)       (84,520)       (53,741)     (466,188)          (560)
Annuity units .........................             --               --             --             --            --             --
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   end of year ........................     48,442,398       57,303,394        278,703        263,041            --         89,490
                                          ============      ===========   ============   ============   ===========    ===========

                                              Pioneer Cullen Value         Pioneer Emerging Markets     Pioneer Equity Income VCT
                                            VCT Subaccount (Class II)      VCT Subaccount (Class II)       Subaccount (Class II)
                                          -----------------------------   ---------------------------   --------------------------
                                              2006              2005          2006           2005           2006           2005
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   beginning of year ..................        130,141               --        108,156         79,633       699,835        560,361
Accumulation units purchased and
   transferred from other funding
   options ............................        100,152          130,141         20,466         47,755        41,800        219,174
Accumulation units redeemed and
   transferred to other funding
   options ............................            (29)              --        (22,973)       (19,232)     (119,559)       (79,700)
Annuity units .........................             --               --             --             --            --             --
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   end of year ........................        230,264          130,141        105,649        108,156       622,076        699,835
                                          ============      ===========   ============   ============   ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                             Pioneer Europe VCT           Pioneer Fund VCT        Pioneer Global High Yield
                                            Subaccount (Class II)       Subaccount (Class II)     VCT Subaccount (Class II)
                                          -------------------------   -------------------------   -------------------------
                                             2006          2005           2006          2005         2006           2005
                                          -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
   beginning of year ..................        14,289        14,289       458,481       343,076        13,586            --
Accumulation units purchased and
   transferred from other funding
   options ............................         3,343            --        42,907       135,345       171,798        13,586
Accumulation units redeemed and
   transferred to other funding
   options ............................       (17,632)           --       (76,379)      (19,940)      (98,753)           --
Annuity units .........................            --            --            --            --            --            --
                                          -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
   end of year ........................            --        14,289       425,009       458,481        86,631        13,586
                                          ===========   ===========   ===========   ===========   ===========   ===========

                                            Pioneer Growth Shares         Pioneer High Yield      Pioneer Ibbotson Aggressive
                                               VCT Subaccount               VCT Subaccount         Allocation VCT Subaccount
                                                 (Class II)                   (Class II)                   (Class II)
                                          -------------------------   -------------------------   ---------------------------
                                              2006          2005          2006          2005          2006           2005
                                          -----------   -----------   -----------   -----------   ------------   ------------
Accumulation and annuity units
   beginning of year ..................        21,637        21,090       990,414       732,996         82,732             --
Accumulation units purchased and
   transferred from other funding
   options ............................        94,730           553       255,749       342,893        278,456         82,732
Accumulation units redeemed and
   transferred to other funding
   options ............................       (31,695)           (6)     (349,896)      (85,475)            (7)            --
Annuity units .........................            --            --            --            --             --             --
                                          -----------   -----------   -----------   -----------   ------------   ------------
Accumulation and annuity units
   end of year ........................        84,672        21,637       896,267       990,414        361,181         82,732
                                          ===========   ===========   ===========   ===========   ============   ============

                                           Pioneer Ibbotson Growth    Pioneer Ibbotson Moderate     Pioneer International
                                          Allocation VCT Subaccount   Allocation VCT Subaccount     Value VCT Subaccount
                                                  (Class II)                   (Class II)                 (Class II)
                                          -------------------------   -------------------------   -------------------------
                                              2006          2005          2006          2005          2006          2005
                                          -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
   beginning of year ..................        97,584            --       193,840            --        30,034        28,542
Accumulation units purchased and
   transferred from other funding
   options ............................     2,578,808        97,603     3,342,262       193,840        72,969         2,191
Accumulation units redeemed and
   transferred to other funding
   options ............................      (331,827)          (19)      (40,667)           --       (17,021)         (699)
Annuity units .........................            --            --            --            --            --            --
                                          -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
   end of year ........................     2,344,565        97,584     3,495,435       193,840        85,982        30,034
                                          ===========   ===========   ===========   ===========   ===========   ===========

                                            Pioneer Mid Cap Value      Pioneer Oak Ridge Large       Pioneer Real Estate
                                                VCT Subaccount              Cap Growth VCT          Shares VCT Subaccount
                                                  (Class II)            Subaccount (Class II)             (Class II)
                                          -------------------------   -------------------------   -------------------------
                                              2006          2005          2006          2005          2006          2005
                                          -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
   beginning of year ..................       304,435       113,894       357,197       177,139       134,497        53,615
Accumulation units purchased and
   transferred from other funding
   options ............................        32,506       214,552        96,281       185,837        36,248       104,714
Accumulation units redeemed and
   transferred to other funding
   options ............................       (84,601)      (24,011)     (105,998)       (5,779)      (19,941)      (23,832)
Annuity units .........................            --            --            --            --            --            --
                                          -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
   end of year ........................       252,340       304,435       347,480       357,197       150,804       134,497
                                          ===========   ===========   ===========   ===========   ===========   ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                 Pioneer Small and Mid Cap       Pioneer Small Cap            Pioneer Small
                                                   Growth VCT Subaccount       Value VCT Subaccount            Company VCT
                                                       (Class II)                   (Class II)            Subaccount (Class II)
                                                 -------------------------   ------------------------   ------------------------
                                                     2006          2005         2006          2005          2006         2005
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   beginning of year .........................         74,627       17,809      203,540        80,757        41,618       25,465
Accumulation units purchased and
   transferred from other funding options ....          1,503       57,576       76,850       126,414            --       16,158
Accumulation units redeemed and
   transferred to other funding options ......         (1,203)        (758)     (94,555)       (3,631)      (41,618)          (5)
Annuity units ................................             --           --           --            --            --           --
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   end of year ...............................         74,927       74,627      185,835       203,540            --       41,618
                                                 ============   ==========   ==========   ===========   ===========   ==========

                                                  Pioneer Strategic Income                                 Putnam VT Discovery
                                                        VCT Subaccount           Pioneer Value VCT          Growth Subaccount
                                                         (Class II)            Subaccount (Class II)            (Class IB)
                                                 -------------------------   ------------------------   ------------------------
                                                     2006          2005         2006         2005           2006         2005
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   beginning of year .........................        942,190      691,579      339,858       232,753       228,945      460,903
Accumulation units purchased and
   transferred from other funding options ....        518,227      387,139       32,597       126,814         2,764        2,056
Accumulation units redeemed and
   transferred to other funding options ......       (200,950)    (136,528)      (6,253)      (19,709)      (73,833)    (234,014)
Annuity units ................................             --           --           --            --            --           --
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   end of year ...............................      1,259,467      942,190      366,202       339,858       157,876      228,945
                                                 ============   ==========   ==========   ===========   ===========   ==========

                                                  Putnam VT International      Putnam VT Small Cap            Travelers AIM
                                                     Equity Subaccount           Value Subaccount          Capital Appreciation
                                                        (Class IB)                  (Class IB)                  Subaccount
                                                 -------------------------   ------------------------   ------------------------
                                                     2006          2005         2006          2005          2006         2005
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   beginning of year .........................      2,421,246    2,573,659    4,709,024     4,591,487     4,117,616    4,534,187
Accumulation units purchased and
   transferred from other funding options ....        594,968      136,024      261,250       911,732         7,504      140,292
Accumulation units redeemed and
   transferred to other funding options ......       (458,177)    (288,437)  (1,107,658)     (794,195)   (4,125,120)    (556,863)
Annuity units ................................             --           --           --            --            --           --
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   end of year ...............................      2,558,037    2,421,246    3,862,616     4,709,024            --    4,117,616
                                                 ============   ==========   ==========   ===========   ===========   ==========

                                                   Travelers Convertible       Travelers Disciplined     Travelers Equity Income
                                                   Securities Subaccount     Mid Cap Stock Subaccount          Subaccount
                                                 -------------------------   ------------------------   ------------------------
                                                     2006          2005         2006         2005           2006        2005
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   beginning of year .........................      2,126,081    4,238,657      896,496       878,079    12,057,777   12,701,788
Accumulation units purchased and
   transferred from other funding options ....         32,671    2,095,470          917        61,490       291,212    1,825,272
Accumulation units redeemed and
   transferred to other funding options ......     (2,158,752)  (4,208,046)    (897,413)      (43,073)  (12,348,989)  (2,469,283)
Annuity units ................................             --           --           --            --            --           --
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   end of year ...............................             --    2,126,081           --       896,496            --   12,057,777
                                                 ============   ==========   ==========   ===========   ===========   ==========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                    Travelers Federated           Travelers Federated        Travelers Large Cap
                                                   High Yield Subaccount            Stock Subaccount             Subaccount
                                               -----------------------------   -------------------------   ------------------------
                                                   2006             2005           2006          2005          2006         2005
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   beginning of year .......................       2,004,539       2,133,939        150,721      130,768     7,100,269    7,325,132
Accumulation units purchased and
   transferred from other funding options ..          72,178         166,310          1,818       22,728       114,463      439,709
Accumulation units redeemed and
   transferred to other funding options ....      (2,076,717)       (295,710)      (152,539)      (2,775)   (7,214,732)    (664,572)
Annuity units ..............................              --              --             --           --            --           --
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   end of year .............................              --       2,004,539             --      150,721            --    7,100,269
                                               =============   =============   ============   ==========   ===========   ==========

                                                     Travelers Managed             Travelers Managed           Travelers Managed
                                               Allocation Series: Aggressive       Allocation Series:          Allocation Series:
                                                         Subaccount             Conservative Subaccount       Moderate Subaccount
                                               -----------------------------   -------------------------   ------------------------
                                                    2006           2005            2006          2005          2006          2005
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   beginning of year .......................         416,946              --        354,552           --     1,911,112           --
Accumulation units purchased and
   transferred from other funding options ..         247,150         465,256        410,433      505,117     1,146,450    1,913,129
Accumulation units redeemed and
   transferred to other funding options ....        (664,096)        (48,310)      (764,985)    (150,565)   (3,057,562)      (2,017)
Annuity units ..............................              --              --             --           --            --           --
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   end of year .............................              --         416,946             --      354,552            --    1,911,112
                                               =============   =============   ============   ==========   ===========   ==========

                                                                                   Travelers Managed
                                                     Travelers Managed             Allocation Series:
                                                Allocation Series: Moderate-     Moderate-Conservative        Travelers Managed
                                                    Aggressive Subaccount              Subaccount              Income Subaccount
                                               -----------------------------   -------------------------   ------------------------
                                                    2006            2005           2006          2005          2006         2005
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   beginning of year .......................       4,588,352              --         37,182           --    15,087,537   18,095,998
Accumulation units purchased and
   transferred from other funding options ..         635,802       4,696,920         28,259       37,249       305,589      691,581
Accumulation units redeemed and
   transferred to other funding options ....      (5,224,154)       (108,568)       (65,441)         (67)  (15,393,126)  (3,700,042)
Annuity units ..............................              --              --             --           --            --           --
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   end of year .............................              --       4,588,352             --       37,182            --   15,087,537
                                               =============   =============   ============   ==========   ===========   ==========

                                                                                                                Travelers MFS(R)
                                                  Travelers Mercury Large       Travelers MFS(R) Mid Cap          Total Return
                                                    Cap Core Subaccount            Growth Subaccount               Subaccount
                                               -----------------------------   -------------------------   ------------------------
                                                   2006            2005            2006          2005          2006         2005
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   beginning of year .......................       2,917,180       3,156,676      6,272,512    1,259,491    53,149,999   54,145,863
Accumulation units purchased and
   transferred from other funding options ..          59,134         188,840         97,776    5,677,708       513,428    5,074,769
Accumulation units redeemed and
   transferred to other funding options ....      (2,976,314)       (428,336)    (6,370,288)    (664,687)  (53,663,427)  (6,070,633)
Annuity units ..............................              --              --             --           --            --           --
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   end of year .............................              --       2,917,180             --    6,272,512            --   53,149,999
                                               =============   =============   ============   ==========   ===========   ==========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                Travelers Mondrian
                                                  Travelers MFS(R) Value        International Stock       Travelers Pioneer Fund
                                                        Subaccount                  Subaccount                  Subaccount
                                                 ------------------------    ------------------------    ------------------------
                                                    2006          2005          2006          2005          2006          2005
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   beginning of year .........................    1,959,455       207,836     4,679,830     3,759,211     1,139,961     1,006,160
Accumulation units purchased and
   transferred from other funding options ....      435,718     2,094,541       184,630     1,199,282        56,955       257,793
Accumulation units redeemed and
   transferred to other funding options ......   (2,395,173)     (342,922)   (4,864,460)     (278,663)   (1,196,916)     (123,992)
Annuity units ................................           --            --            --            --            --            --
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   end of year ...............................           --     1,959,455            --     4,679,830            --     1,139,961
                                                 ==========    ==========    ==========    ==========    ==========    ==========

                                                    Travelers Pioneer           Travelers Pioneer
                                                      Mid Cap Value              Strategic Income           Travelers Quality
                                                        Subaccount                  Subaccount               Bond Subaccount
                                                 ------------------------    ------------------------    ------------------------
                                                    2006          2005          2006          2005          2006          2005
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   beginning of year .........................       74,696            --     1,667,699       259,559     2,124,820     2,697,553
Accumulation units purchased and
   transferred from other funding options ....       64,363        74,737       532,003     1,823,180       124,407       187,537
Accumulation units redeemed and
   transferred to other funding options ......     (139,059)          (41)   (2,199,702)     (415,040)   (2,249,227)     (760,270)
Annuity units ................................           --            --            --            --            --            --
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   end of year ...............................           --        74,696            --     1,667,699            --     2,124,820
                                                 ==========    ==========    ==========    ==========    ==========    ==========

                                                                              Travelers Style Focus       Travelers Style Focus
                                                    Travelers Strategic          Series: Small Cap       Series: Small Cap Value
                                                     Equity Subaccount           Growth Subaccount             Subaccount
                                                 ------------------------    ------------------------    ------------------------
                                                    2006          2005          2006          2005          2006          2005
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   beginning of year .........................    9,470,394    10,789,685        31,673            --        28,848            --
Accumulation units purchased and
   transferred from other funding options ....       45,023        41,872        12,060        32,309        46,399        28,849
Accumulation units redeemed and
   transferred to other funding options ......   (9,515,417)   (1,361,163)      (43,733)         (636)      (75,247)           (1)
Annuity units ................................           --            --            --            --            --            --
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   end of year ...............................           --     9,470,394            --        31,673            --        28,848
                                                 ==========    ==========    ==========    ==========    ==========    ==========

                                                Travelers U.S. Government      Travelers Van Kampen      Van Kampen LIT Comstock
                                                  Securities Subaccount        Enterprise Subaccount       Subaccount (Class II)
                                                -------------------------    ------------------------    ------------------------
                                                    2006          2005          2006          2005          2006          2005
                                                -----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   beginning of year .........................       63,981        31,868     3,039,164     3,402,551     3,546,128     3,713,722
Accumulation units purchased and
   transferred from other funding options ....        5,793        40,254         2,787       105,305       101,138       495,491
Accumulation units redeemed and
   transferred to other funding options ......      (69,774)       (8,141)   (3,041,951)     (468,692)     (767,349)     (663,085)
Annuity units ................................           --            --            --            --            --            --
                                                -----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   end of year ...............................           --        63,981            --     3,039,164     2,879,917     3,546,128
                                                ===========    ==========    ==========    ==========    ==========    ==========

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Concluded)

                                                     Van Kampen              Van Kampen LIT          VIP Contrafund(R)
                                                   LIT Enterprise           Strategic Growth             Subaccount
                                                Subaccount (Class II)      Subaccount (Class I)      (Service Class 2)
                                               -----------------------   -----------------------   -----------------------
                                                  2006         2005         2006         2005         2006         2005
                                               ----------   ----------   ----------   ----------   ----------   ----------
Accumulation and annuity units
   beginning of year .......................      108,325       97,877    7,611,302    9,178,326    2,472,196    2,401,225
Accumulation units purchased and
   transferred from other funding options ..        1,613       10,532       50,548       87,895      423,939      525,833
Accumulation units redeemed and
   transferred to other funding options ....      (21,392)         (84)  (1,266,225)  (1,654,919)    (447,064)    (454,862)
Annuity units ..............................           --           --           --           --           --           --
                                               ----------   ----------   ----------   ----------   ----------   ----------
Accumulation and annuity units
   end of year .............................       88,546      108,325    6,395,625    7,611,302    2,449,071    2,472,196
                                               ==========   ==========   ==========   ==========   ==========   ==========

                                                 VIP Contrafund(R)         VIP Dynamic Capital           VIP Mid Cap
                                                     Subaccount          Appreciation Subaccount         Subaccount
                                                  (Service Class)           (Service Class 2)         (Service Class 2)
                                               -----------------------   -----------------------   -----------------------
                                                  2006         2005          2006         2005       2006           2005
                                               ----------   ----------   ----------   ----------   ----------   ----------
Accumulation and annuity units
   beginning of year .......................   10,190,628    8,691,095      295,842      247,818   10,976,841    9,909,300
Accumulation units purchased and
   transferred from other funding options ..    2,637,288    2,595,749      118,929       75,768    1,730,961    3,244,196
Accumulation units redeemed and
   transferred to other funding options ....   (2,591,688)  (1,096,216)    (128,979)     (27,744)  (2,455,044)  (2,176,655)
Annuity units ..............................           --           --           --           --           --           --
                                               ----------   ----------   ----------   ----------   ----------   ----------
Accumulation and annuity units
   end of year .............................   10,236,228   10,190,628      285,792      295,842   10,252,758   10,976,841
                                               ==========   ==========   ==========   ==========   ==========   ==========

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES



                                                                          PAGE
                                                                          ----


Reports of Independent Registered Public Accounting Firm...............    F-1
Financial Statements as of December 31, 2006 (SUCCESSOR) and 2005
  (SUCCESSOR) and for the year ended December 31, 2006 (SUCCESSOR) and for the six months ended December 31, 2005 (SUCCESSOR) and June 30,
  2005 (PREDECESSOR) and for the year ended December 31, 2004
  (PREDECESSOR):
  Consolidated Balance Sheets..........................................    F-4
  Consolidated Statements of Income....................................    F-5
  Consolidated Statements of Stockholder's Equity......................    F-6
  Consolidated Statements of Cash Flows................................    F-7
  Notes to Consolidated Financial Statements...........................    F-8
Financial Statement Schedules as of December 31, 2006 (SUCCESSOR) and
  2005 (SUCCESSOR) and for the year ended December 31, 2006 (SUCCESSOR)
  and for the six months ended December 31, 2005 (SUCCESSOR) and June
  30, 2005 (PREDECESSOR) and for the year ended December 31, 2004
  (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other Than
     Investments in Related Parties....................................   F-58
  Schedule III -- Consolidated Supplementary Insurance Information.....   F-59
  Schedule IV -- Consolidated Reinsurance..............................   F-61

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Life and Annuity Company of Connecticut and its subsidiary (the "Company") (formerly known as "The Travelers Life and Annuity Company") as of December 31, 2006 and 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR). Our audits also included the financial statement schedules as of December 31, 2006 and 2005 (SUCCESSOR), and for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits. The consolidated financial statements and financial statement schedules of the Company for the year ended December 31, 2004 (PREDECESSOR) were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Life and Annuity Company of Connecticut and its subsidiary as of December 31, 2006 and 2005 (SUCCESSOR), and the results of their operations and their cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Note 2 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods subsequent and prior to the acquisition date are labeled "SUCCESSOR" and "PREDECESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 6, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying statements of income, stockholder's equity, and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut for the year ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     Under date of March 28, 2005, we reported on the statements of income, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR) , which are included in the Form 10-K. In connection with our audit of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audit.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                      SUCCESSOR
                                                                  -----------------
                                                                    2006      2005
                                                                  -------   -------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $5,967 and $6,158,
     respectively)..............................................  $ 5,889   $ 6,055
  Equity securities available-for-sale, at estimated fair value
     (cost: $56 and $4, respectively)...........................       57         4
  Mortgage loans on real estate.................................      295       258
  Policy loans..................................................       55        37
  Real estate joint ventures held-for-investment................        2        --
  Other limited partnership interests...........................       68        73
  Short-term investments........................................       95        57
  Other invested assets.........................................      341       333
                                                                  -------   -------
     Total investments..........................................    6,802     6,817
Cash and cash equivalents.......................................      230       233
Accrued investment income.......................................       68        69
Premiums and other receivables..................................      289       201
Deferred policy acquisition costs and value of business
  acquired......................................................    1,712     1,777
Current income tax recoverable..................................       19        20
Deferred income tax assets......................................        8        90
Goodwill........................................................      239       243
Other assets....................................................       25        22
Separate account assets.........................................   12,246    12,179
                                                                  -------   -------
     Total assets...............................................  $21,638   $21,651
                                                                  =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits........................................  $ 1,782   $ 1,740
  Policyholder account balances.................................    5,377     5,688
  Other policyholder funds......................................       79        68
  Payables for collateral under derivative transactions.........      102       108
  Other liabilities.............................................      119       132
  Separate account liabilities..................................   12,246    12,179
                                                                  -------   -------
     Total liabilities..........................................   19,705    19,915
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
Stockholder's Equity:
  Common stock, par value $100 per share; 100,000 shares
     authorized, 30,000 shares issued and outstanding...........        3         3
  Additional paid-in capital....................................    1,730     1,725
  Retained earnings.............................................      230        50
  Accumulated other comprehensive income (loss).................      (30)      (42)
                                                                  -------   -------
     Total stockholder's equity.................................    1,933     1,736
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $21,638   $21,651
                                                                  =======   =======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        CONSOLIDATED STATEMENTS OF INCOME
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)


                                                SUCCESSOR                        PREDECESSOR
                                     -------------------------------   -------------------------------
                                      YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                     DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                     ------------   ----------------   ----------------   ------------
                                         2006             2005               2005             2004
                                     ------------   ----------------   ----------------   ------------


REVENUES
Premiums...........................      $ 43             $ 17               $ 20             $ 40
Universal life and investment-type
  product policy fees..............       483              233                221              371
Net investment income..............       361              167                223              389
Other revenues.....................        27               11                 12               19
Net investment gains (losses)......       (83)             (35)                (6)              17
                                         ----             ----               ----             ----
  Total revenues...................       831              393                470              836
                                         ----             ----               ----             ----
EXPENSES
Policyholder benefits and claims...       117               90                 49               85
Interest credited to policyholder
  account balances.................       154               76                126              241
Other expenses.....................       306              165                184              303
                                         ----             ----               ----             ----
  Total expenses...................       577              331                359              629
                                         ----             ----               ----             ----
Income before provision for income
  tax..............................       254               62                111              207
Provision for income tax...........        74               12                 35               49
                                         ----             ----               ----             ----
Net income.........................      $180             $ 50               $ 76             $158
                                         ====             ====               ====             ====




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)



                                                                          ACCUMULATED OTHER
                                                                            COMPREHENSIVE
                                                                            INCOME (LOSS)
                                                                          -----------------
                                                  ADDITIONAL                NET UNREALIZED
                                         COMMON     PAID-IN    RETAINED       INVESTMENT
                                          STOCK     CAPITAL    EARNINGS     GAINS (LOSSES)     TOTAL
                                         ------   ----------   --------   -----------------   ------

BALANCE AT JANUARY 1, 2004
  (PREDECESSOR)........................    $3       $  417       $ 764          $ 215         $1,399
Capital contributed by parent..........                400                                       400
Comprehensive income (loss):
  Net income...........................                            158                           158
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (5)            (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                             9              9
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                            4
                                                                                              ------
  Comprehensive income (loss)..........                                                          162
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2004
  (PREDECESSOR)........................     3          817         922            219          1,961
Comprehensive income (loss):
  Net income...........................                             76                            76
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (2)            (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            (5)            (5)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           (7)
                                                                                              ------
  Comprehensive income (loss)..........                                                           69
Assumption of liabilities by parent....                  4                                         4
                                           --       ------       -----          -----         ------
BALANCE AT JUNE 30, 2005
  (PREDECESSOR)........................     3          821         998            212          2,034
Effect of push down accounting of
  MetLife, Inc.'s purchase price on
  MetLife Life and Annuity Company of
  Connecticut's net assets acquired
  (see Note 2).........................              1,112        (998)          (212)           (98)
                                           --       ------       -----          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)....     3        1,933          --             --          1,936
Comprehensive income (loss):
  Revisions of purchase price pushed
     down to MetLife Life and Annuity
     Company of Connecticut's net
     assets acquired (See Note 2)......               (208)                                     (208)
  Net income...........................                             50                            50
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                           (42)           (42)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                          (42)
                                                                                              ------
  Comprehensive income (loss)..........                                                            8
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2005
  (SUCCESSOR)..........................     3        1,725          50            (42)         1,736
Revisions of purchase price pushed down
  to MetLife Life and Annuity Company
  of Connecticut's net assets acquired
  (See Note 2).........................                  5                                         5
Comprehensive income (loss):
  Net income...........................                            180                           180
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            12             12
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           12
                                                                                              ------
  Comprehensive income (loss)..........                                                          192
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2006
  (SUCCESSOR)..........................    $3       $1,730       $ 230          $ (30)        $1,933
                                           ==       ======       =====          =====         ======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)


                                                    SUCCESSOR                        PREDECESSOR
                                         -------------------------------   -------------------------------
                                          YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                         DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ------------   ----------------   ----------------   ------------
                                             2006             2005               2005             2004
                                         ------------   ----------------   ----------------   ------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................     $   180          $    50                  $  76      $   158
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
     Amortization of premiums and
       accretion of discounts
       associated with investments,
       net.............................           1               12                     (8)         (18)
     (Gains) losses from sales of
       investments, net................          83               35                      6          (17)
     Equity earnings of real estate
       joint ventures and other limited
       partnership interests...........          (6)              --                     --           --
     Interest credited to policyholder
       account balances................         154               76                    126          241
     Universal life and investment-type
       product policy fees.............        (483)            (233)                  (221)        (371)
     Change in accrued investment
       income..........................           1               11                     (4)          (7)
     Change in premiums and other
       receivables.....................         (83)             (81)                     2           --
     Change in deferred policy
       acquisition costs, net..........          53              (56)                   (90)        (243)
     Change in insurance-related
       liabilities.....................          17               49                    (15)         (49)
     Change in income tax payable......          74              (25)                  (242)         227
     Change in other assets............         191               90                     49           72
     Change in other liabilities.......         (44)              54                    (75)         (17)
     Other, net........................          (1)              (1)                    34          (21)
                                            -------          -------                  -----      -------
Net cash provided by (used in)
  operating activities.................         137              (19)                  (362)         (45)
                                            -------          -------                  -----      -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.........       2,935            3,484                    521        1,305
     Equity securities.................           8               30                      8           19
     Mortgage loans on real estate.....          44               37                     18           59
     Real estate and real estate joint
       ventures........................           1               --                     17            9
     Other limited partnership
       interests.......................          24               17                     18           23
  Purchases of:
     Fixed maturity securities.........      (2,863)          (3,557)                  (448)      (2,156)
     Equity securities.................          (8)              --                     (1)         (30)
     Mortgage loans on real estate.....         (81)             (20)                   (75)        (136)
     Real estate and real estate joint
       ventures........................          (2)              --                     --           --
     Other limited partnership
       interests.......................         (17)             (11)                   (41)         (89)
  Net change in policy loans...........         (17)              (2)                    (4)          (5)
  Net change in short-term
     investments.......................         (37)             131                    135         (225)
  Net change in other invested assets..          30               20                     16           43
  Other, net...........................          --               --                      2           (1)
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  investing activities.................          17              129                    166       (1,184)
                                            -------          -------                  -----      -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................         551              343                    476        1,023
     Withdrawals.......................        (684)            (290)                  (181)        (178)
  Net change in payables for collateral
     under derivative transactions.....          (6)              (2)                   (98)         (16)
  Financing element of certain
     derivative instruments............         (18)             (13)                    --           --
  Capital contribution from parent.....          --               --                     --          400
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  financing activities.................        (157)              38                    197        1,229
                                            -------          -------                  -----      -------
Change in cash and cash equivalents....          (3)             148                      1           --
Cash and cash equivalents, beginning of
  period...............................         233               85                      1            1
                                            -------          -------                  -----      -------
CASH AND CASH EQUIVALENTS, END OF
  PERIOD...............................     $   230          $   233                  $   2      $     1
                                            =======          =======                  =====      =======
Supplemental disclosures of cash flow
  information:
     Income tax paid (received)........     $    --          $    37                  $ 277      $  (179)
                                            =======          =======                  =====      =======
Non-cash transactions during the
  period:
  Assumption of liabilities by MetLife
     Insurance Company of Connecticut..     $    --          $    --                  $   4      $    --
                                            =======          =======                  =====      =======
  Contribution of goodwill from
     MetLife, Inc. ....................     $    (4)         $    --                  $  --      $    --
                                            =======          =======                  =====      =======
See Note 2 for purchase accounting
  adjustments.



          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MLAC" or the "Company" refers to MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company), a Connecticut corporation incorporated in 1973, and its subsidiary. MLAC is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC," formerly The Travelers Insurance Company). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company's core offerings include universal and variable life insurance, fixed and variable deferred annuities, structured settlements and payout annuities.

     On July 1, 2005 ("Acquisition Date"), the Company became a subsidiary of MetLife. The Company and its parent, including substantially all of Citigroup Inc's ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Life and Annuity Company to MetLife Life and Annuity Company of Connecticut, effective May 1, 2006.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
i) the Company and its subsidiary and ii) partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the Company's general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

        (i) the fair value of investments in the absence of quoted market values;

       (ii) investment impairments;

      (iii) the recognition of income on certain investments;

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       (iv) the application of the consolidation rules to certain investments;

        (v) fair value of and accounting for derivatives;

       (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

      (vii) the measurement of goodwill and related impairment, if any;

     (viii) the liability for future policyholder benefits;

       (ix) accounting for income taxes and the valuation of deferred income tax assets;

        (x) accounting for reinsurance transactions; and

       (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, policy loans, mortgage loans on real estate, real estate joint ventures and other limited partnership interests, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest, or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments; and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate,

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rates for future policy benefit liabilities on non-participating traditional life insurance is 4%.

     Future policy benefit liabilities for individual annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 6%.

     The Company establishes future policy benefit liabilities for minimum death benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



       The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase to liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12% less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the tax basis in the acquired assets and

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



liabilities was adjusted as of the acquisition date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to- maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA") issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 is not expected to have a material impact on the Company's financial statements.

2. ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Life and Annuity Company of Connecticut, and other affiliated entities, including the Company's parent, MetLife Insurance Company of Connecticut, and substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. The accounting policies of the Company were conformed to those of MetLife upon the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the acquisition date. As required by the SEC SAB Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company,

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Final Purchase Price Allocation and Goodwill

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the acquisition date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to the Company increased by $5 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to the Company of $5 million, an increase of $11 million in the value of the future policy benefit liabilities resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase of $6 million in other invested assets, an increase of $3 million in other assets and a decrease of $14 million in other liabilities due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments decreasing deferred income tax assets by $3 million. Goodwill decreased by $4 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                               SUCCESSOR
                                                           -----------------
                                                             AS OF JULY 1,
                                                                  2005
                                                           -----------------
                                                             (IN MILLIONS)



TOTAL PURCHASE PRICE:....................................            $12,084
  Purchase price attributed to other affiliates..........             10,351
                                                                     -------
  Purchase price attributed to the Company...............              1,733
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale...........       (4)
  Mortgage loans on real estate..........................        7
  Real estate and real estate joint ventures held-for-
     investment..........................................       (1)
  Other limited partnership interests....................        3
  Other invested assets..................................       (4)
  Premiums and other receivables.........................      (47)
  Elimination of historical deferred policy acquisition
     costs...............................................   (1,622)
  Value of business acquired.............................    1,676
  Value of distribution agreements acquired..............        8
  Net deferred income tax asset..........................      258
  Other assets...........................................        8
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits.................................     (303)
  Policyholder account balances..........................     (464)
  Other liabilities......................................      (55)
                                                           -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED................................................              1,494
                                                                     -------
GOODWILL RESULTING FROM THE ACQUISITION..................            $   239
                                                                     =======



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as follows:


                                                                  SUCCESSOR
                                                             ------------------
                                                             AS OF JULY 1, 2005
                                                             ------------------
                                                                (IN MILLIONS)


ASSETS:
  Fixed maturity securities available-for-sale.............        $ 6,135
  Equity securities available-for-sale.....................             35
  Mortgage loans on real estate............................            277
  Policy loans.............................................             36
  Other limited partnership interests......................             80
  Short-term investments...................................            188
  Other invested assets....................................            338
                                                                   -------
     Total investments.....................................          7,089
  Cash and cash equivalents................................             85
  Accrued investment income................................             80
  Premiums and other receivables...........................            175
  Value of business acquired...............................          1,676
  Goodwill.................................................            239
  Other intangible assets..................................              8
  Deferred income tax asset................................             97
  Other assets.............................................              9
  Separate account assets..................................         11,617
                                                                   -------
     Total assets acquired.................................         21,075
                                                                   -------

LIABILITIES:
  Future policy benefits...................................          1,739
  Policyholder account balances............................          5,684
  Other policyholder funds.................................             15
  Current income tax payable...............................             37
  Other liabilities........................................            250
  Separate account liabilities.............................         11,617
                                                                   -------
     Total liabilities assumed.............................         19,342
                                                                   -------
     Net assets acquired...................................        $ 1,733
                                                                   =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired and distribution agreements acquired are as follows:


                                                      SUCCESSOR
                                                    -------------   WEIGHTED AVERAGE
                                                    AS OF JULY 1,     AMORTIZATION
                                                         2005            PERIOD
                                                    -------------   ----------------
                                                    (IN MILLIONS)      (IN YEARS)


Value of business acquired........................      $1,676             16
Value of distribution agreements acquired.........           8             16
                                                        ------
  Total value of intangible assets acquired,
     excluding goodwill...........................      $1,684             16
                                                        ======


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2006
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)


U.S. corporate securities..........    $2,542       $18       $ 62       $2,498        42.4%
Foreign corporate securities.......       892         5         21          876        14.9
U.S. Treasury/agency securities....       801         2         20          783        13.3
Commercial mortgage-backed
  securities.......................       736         4          6          734        12.5
Residential mortgage-backed
  securities.......................       734        10          5          739        12.5
Asset-backed securities............       102        --          2          100         1.7
State and political subdivision
  securities.......................        91         1          6           86         1.5
Foreign government securities......        69         5          1           73         1.2
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $5,967       $45       $123       $5,889       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $   55       $ 2       $  1       $   56        98.2%
Common stock.......................         1        --         --            1         1.8
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $   56       $ 2       $  1       $   57       100.0%
                                       ======       ===       ====       ======       =====





                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2005
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)


U.S. corporate securities..........    $2,811       $ 6       $ 70       $2,747        45.4%
Foreign corporate securities.......       562         4         16          550         9.1
U.S. Treasury/agency securities....       793         4          6          791        13.0
Commercial mortgage-backed
  securities.......................       665         3          9          659        10.9
Residential mortgage-backed
  securities.......................     1,021         1         17        1,005        16.6
Asset-backed securities............       147        --          2          145         2.4
State and political subdivision
  securities.......................        84        --          3           81         1.3
Foreign government securities......        75         3          1           77         1.3
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $6,158       $21       $124       $6,055       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $    3       $--       $ --       $    3        75.0%
Common stock.......................         1         1          1            1        25.0
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $    4       $ 1       $  1       $    4       100.0%
                                       ======       ===       ====       ======       =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company held foreign currency derivatives with notional amounts of $11 million and $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $361 million and $395 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of ($2) million and ($10) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $2 million at both December 31, 2006 and 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $2 million and ($3) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                             SUCCESSOR
                                          -----------------------------------------------
                                             DECEMBER 31, 2006        DECEMBER 31, 2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)


Due in one year or less.................    $  362      $  361       $  347      $  346
Due after one year through five years...       948         931        1,192       1,171
Due after five years through ten years..     1,273       1,242        1,577       1,534
Due after ten years.....................     1,812       1,782        1,209       1,195
                                            ------      ------       ------      ------
  Subtotal..............................     4,395       4,316        4,325       4,246
Mortgage-backed and other asset-backed
  securities............................     1,572       1,573        1,833       1,809
                                            ------      ------       ------      ------
  Total fixed maturities................    $5,967      $5,889       $6,158      $6,055
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Proceeds.....................     $2,503           $3,351              $212             $820
Gross investment gains.......     $    5           $    3              $  9             $ 25
Gross investment losses......     $  (70)          $  (54)             $(12)            $(25)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following table presents the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                      SUCCESSOR
                                -------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2006
                                -------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS             THAN 12 MONTHS                   TOTAL
                                ---------------------------  ---------------------------  ---------------------------
                                 ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.....    $1,330          $40           $500           $22          $1,830          $ 62
Foreign corporate securities..       462           13            174             8             636            21
U.S. Treasury/agency
  securities..................       474           17             51             3             525            20
Commercial mortgage-backed
  securities..................       304            2            109             4             413             6
Residential mortgage-backed
  securities..................       307            4             59             1             366             5
Asset-backed securities.......        45           --             22             2              67             2
State and political
  subdivision securities......        21            3             54             3              75             6
Foreign government
  securities..................        13            1             12            --              25             1
                                  ------          ---           ----           ---          ------          ----
  Total fixed maturity
     securities...............    $2,956          $80           $981           $43          $3,937          $123
                                  ======          ===           ====           ===          ======          ====
Equity securities.............    $   37          $ 1           $  5           $--          $   42          $  1
                                  ======          ===           ====           ===          ======          ====
Total number of securities in
  an unrealized loss
  position....................       772                         430                         1,202
                                  ======                        ====                        ======



     All fixed maturity and equity securities in an unrealized loss position at December 31, 2005 had been in a continuous unrealized loss position for less than twelve months, as a new cost basis was established at the Acquisition Date. The number of securities in an unrealized loss position at December 31, 2005 was 1,504.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2006
                                 ------------------------------------------------------------
                                       COST OR               GROSS               NUMBER
                                   AMORTIZED COST       UNREALIZED LOSS       OF SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less then six months...........    $2,763      $ 4       $ 66       $ 2        696        9
Six months or greater but less
  than nine months.............        16       --         --        --         24       --
Nine months or greater but less
  than twelve months...........       291       --         13        --         43       --
Twelve months or greater.......     1,029       --         43        --        430       --
                                   ------      ---       ----       ---      -----       --
  Total........................    $4,099      $ 4       $122       $ 2      1,193        9
                                   ======      ===       ====       ===      =====       ==





                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2005
                                 ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                   AMORTIZED COST       UNREALIZED LOSS        SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...........    $4,843      $14       $119       $6       1,480       24
                                   ------      ---       ----       --       -----       --
  Total........................    $4,843      $14       $119       $6       1,480       24
                                   ======      ===       ====       ==       =====       ==



     At December 31, 2006, $122 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Of such unrealized losses of $2 million, all related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held no fixed maturity securities and equity securities with a gross unrealized loss at December 31, 2006 of greater than $10 million.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     At December 31, 2006 and 2005, the Company had $124 million and $125 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                  SUCCESSOR
                                                                -------------
                                                                 DECEMBER 31,
                                                                -------------
                                                                2006     2005
                                                                ----     ----


SECTOR:
  U.S. corporate securities..................................     50%      56%
  Foreign corporate securities...............................     17       13
  U.S. Treasury/agency securities............................     16        5
  Commercial mortgage-backed securities......................      5        7
  Residential mortgage-backed securities.....................      4       14
  Other......................................................      8        5
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===
INDUSTRY:
  Industrial.................................................     26%      21%
  Finance....................................................     20       17
  Government.................................................     17        5
  Utility....................................................     12        5
  Mortgage-backed............................................      9       21
  Consumer...................................................      2       11
  Other......................................................     14       20
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $7 million and $5 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:


                                                             SUCCESSOR
                                                -----------------------------------
                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------


Commercial mortgage loans.....................   $140       47%     $123       47%
Agricultural mortgage loans...................    155       53       136       53
                                                 ----      ---      ----      ---
  Total.......................................    295      100%      259      100%
                                                           ===                ===
Less: Valuation allowances....................     --                  1
                                                 ----               ----
Mortgage and consumer loans...................   $295               $258
                                                 ====               ====



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 19%, 18% and 8% of the value of the Company's mortgage loans on real estate were located in California, New York and Maryland, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  REAL ESTATE JOINT VENTURES

     The Company held $2 million in real estate joint ventures held-for-investment at December 31, 2006. The Company did not hold any interest in real estate joint ventures at December 31, 2005. Both accumulated depreciation on real estate joint ventures and the related depreciation expense were less than $1 million at December 31, 2006.

     At December 31, 2006, 100% of the Company's real estate joint ventures were located in New York.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)


Fixed maturity securities......       $314             $155               $185             $341
Equity securities..............          1               --                 --                2
Mortgage loans on real estate..         16                8                  9               18
Policy loans...................          3               --                  1                1
Real estate joint ventures.....          1               --                 --               --
Other limited partnership
  interests....................         23                2                 27               28
Cash, cash equivalents and
  short-term investments.......         14                5                  4                5
                                      ----             ----               ----             ----
  Total investment income......        372              170                226              395
Less: Investment expenses......         11                3                  3                6
                                      ----             ----               ----             ----
  Net investment income........       $361             $167               $223             $389
                                      ====             ====               ====             ====



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)


Fixed maturity securities......       $(69)            $(51)               $(5)             $(6)
Equity securities..............         --               --                  2               (1)
Mortgage loans on real estate..          1               (1)                --               --
Real estate and real estate
  joint ventures...............         (3)              --                 --               --
Derivatives....................        (12)              20                 (3)              21
Other..........................         --               (3)                --                3
                                      ----             ----                ---              ---
  Net investment gains
     (losses)..................       $(83)            $(35)               $(6)             $17
                                      ====             ====                ===              ===



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $4 million, $0, $0 and $7 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, respectively.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                SUCCESSOR                      PREDECESSOR
                                     ------------------------------  ------------------------------
                                      YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                     ------------  ----------------  ----------------  ------------
                                         2006            2005              2005            2004
                                     ------------  ----------------  ----------------  ------------
                                                              (IN MILLIONS)


Fixed maturity securities..........      $(78)           $(103)            $ 319           $ 332
Equity securities..................         1               --                 3               3
Derivatives........................        --               --                --               2
Other..............................        (2)              (6)                4              --
                                         ----            -----             -----           -----
  Subtotal.........................       (79)            (109)              326             337
Allocated amounts:
  DAC and VOBA.....................        33               45                --              --
Deferred income tax................        16               22              (114)           (118)
                                         ----            -----             -----           -----
     Net unrealized investment
       gains (losses)..............      $(30)           $ (42)            $ 212           $ 219
                                         ====            =====             =====           =====



     The changes in net unrealized investment gains (losses) are as follows:


                                                 SUCCESSOR                      PREDECESSOR
                                      ------------------------------  ------------------------------
                                       YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                      DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                      ------------  ----------------  ----------------  ------------
                                          2006            2005              2005            2004
                                      ------------  ----------------  ----------------  ------------
                                                               (IN MILLIONS)


Balance at end of previous of
  period............................      $(42)           $ 212             $219            $215
Effect of purchase accounting push
  down (See Note 2).................        --             (212)              --              --
                                          ----            -----             ----            ----
Balance at beginning of period......       (42)              --              219             215
                                          ----            -----             ----            ----
Unrealized investment gains (losses)
  during the period.................        30             (109)             (10)              6
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA......................       (12)              45               --              --
  Deferred income tax...............        (6)              22                3              (2)
                                          ----            -----             ----            ----
Balance at end of period............      $(30)           $ (42)            $212            $219
                                          ====            =====             ====            ====
Net change in unrealized investment
  gains (losses)....................      $ 12            $ (42)            $ (7)           $  4
                                          ====            =====             ====            ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                             SUCCESSOR (REVISED)
                                                          ------------------------
                                                              DECEMBER 31, 2005
                                                          ------------------------
                                                           NOT PRIMARY BENEFICIARY
                                                          ------------------------
                                                                         MAXIMUM
                                                            TOTAL      EXPOSURE TO
                                                          ASSETS(1)      LOSS(2)
                                                          ---------    -----------
                                                                (IN MILLIONS)

Other investments(3)...................................     $3,450         $25
                                                            ------         ---
  Total................................................     $3,450         $25
                                                            ======         ===



--------

   (1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Other investments include investments in public and private debt and equity securities that are not asset-backed securitizations or collateralized debt obligations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated in hedging relationships. Accordingly, all changes in such derivative fair values for the year ended December 31, 2006 and the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)


Interest rate swaps.............    $911      $266        $32        $1,069     $202        $ 2
Financial futures...............      26        --         --            64        1          1
Foreign currency swaps..........      32         1          9            31       --          7
Foreign currency forwards.......       4        --         --             8       --         --
Options.........................      --        53          5            --      115          3
Financial forwards..............      --        --          1            --       --          2
Credit default swaps............       4        --         --             4       --         --
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 156 and 413 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 18,000 and 36,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 742,550 and 1,058,300 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                    SUCCESSOR
                               -----------------------------------------------------------------------------------
                                                                  REMAINING LIFE
                               -----------------------------------------------------------------------------------
                                                    AFTER ONE YEAR      AFTER FIVE YEARS
                               ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                               ----------------   ------------------   -----------------   ---------------   -----
                                                                  (IN MILLIONS)


Interest rate swaps.........         $167                $352                 $392               $--          $911
Financial futures...........           26                  --                   --                --            26
Foreign currency swaps......           --                   8                   24                --            32
Foreign currency forwards...            4                  --                   --                --             4
Credit default swaps........           --                   1                    3                --             4
                                     ----                ----                 ----               ---          ----
  Total.....................         $197                $361                 $419               $--          $977
                                     ====                ====                 ====               ===          ====



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)


Non-qualifying..................    $977      $320        $47        $1,176     $318        $15
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===



     For the year ended December 31, 2006, the Company had $10 million in settlement payments related to non-qualifying derivatives included within net investment gains (losses).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign-currency-denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company did not recognize any net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2006 and the six months ended December 31, 2005. The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                              PREDECESSOR
                                                    -------------------------------
                                                    SIX MONTHS ENDED    YEAR ENDED
                                                        JUNE 30,       DECEMBER 31,
                                                    ----------------   ------------
                                                          2005             2004
                                                    ----------------   ------------
                                                             (IN MILLIONS)


Changes in the fair value of derivatives..........         $--              $(3)
Changes in the fair value of the items hedged.....          (1)              (1)
                                                           ---              ---
Net ineffectiveness of fair value hedging
  activities......................................         $(1)             $(4)
                                                           ===              ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative was excluded from the assessment of ineffectiveness. For the year ended December 31, 2006 and the six months ended December 31, 2005, there was no cost of carry for financial futures. For the six months ended June 30, 2005 and the year ended December 31, 2004, the cost of carry for financial futures was ($1) million and ($4) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company may discontinue cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no instances in which the Company discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                               PREDECESSOR
                                                     ------------------------------
                                                     SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30,      DECEMBER 31,
                                                     ----------------  ------------
                                                           2005            2004
                                                     ----------------  ------------
                                                              (IN MILLIONS)


Other comprehensive income balance at the beginning
  of the period....................................         $ 2            $ 10
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of cash
  flow hedges......................................          (3)            (14)
Amounts reclassified to net investment income......           1               6
                                                            ---            ----
Other comprehensive income balance at the end of
  the period.......................................         $--            $  2
                                                            ===            ====



     The Company has not entered into any cash flow hedges since June 30, 2005.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) credit default swaps used to synthetically create investments; and (vi) financial forwards to buy and sell securities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2006.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($72) million, ($14) million, $11 million and ($39) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $25 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $0 and $22 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and during the year ended December 31, 2004 were gains (losses) of $46 million, $23 million, ($2) million, and $19 million, respectively.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $102 million and $108 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under derivative transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $6 million and $22 million, respectively, which are held in separate custodial accounts. In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2006 and 2005, the Company pledged collateral of $14 million, which is included in fixed maturity securities. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                       DAC      VOBA     TOTAL
                                                     -------   ------   ------
                                                           (IN MILLIONS)


Balance at January 1, 2004 (PREDECESSOR)...........  $ 1,279   $   12   $1,291
  Capitalizations..................................      469       --      469
  Less: Amortization...............................      226        1      227
                                                     -------   ------   ------
Balance at December 31, 2004 (PREDECESSOR).........    1,522       11    1,533
  Capitalizations..................................      222       --      222
  Less: Amortization...............................      132        1      133
                                                     -------   ------   ------
Balance at June 30, 2005 (PREDECESSOR).............    1,612       10    1,622
                                                     -------   ------   ------
Effect of purchase accounting push down (See Note
  2)...............................................   (1,612)   1,666       54
                                                     -------   ------   ------
Balance at July 1, 2005 (SUCCESSOR)................       --    1,676    1,676
                                                     -------   ------   ------
  Capitalizations..................................      164       --      164
                                                     -------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses).................       (3)      (7)     (10)
     Unrealized investment gains (losses)..........      (17)     (28)     (45)
     Other expenses................................       12      106      118
                                                     -------   ------   ------
       Total amortization..........................       (8)      71       63
                                                     -------   ------   ------
Balance at December 31, 2005 (SUCCESSOR)...........      172    1,605    1,777
                                                     -------   ------   ------
  Capitalizations..................................      135       --      135
  Less: Amortization related to:
     Net investment gains (losses).................       (3)     (33)     (36)
     Unrealized investment gains (losses)..........        1       11       12
     Other expenses................................       53      171      224
                                                     -------   ------   ------
       Total amortization..........................       51      149      200
                                                     -------   ------   ------
Balance at December 31, 2006 (SUCCESSOR)...........  $   256   $1,456   $1,712
                                                     =======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $188 million in 2007, $169 million in 2008, $156 million in 2009, $139 million in 2010 and $120 million in 2011.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


6.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:


                                                               SUCCESSOR
                                                              -----------
                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)


Balance at January 1,.......................................  $243   $ --
Effect of purchase accounting push down (See Note 2)........    (4)   243
                                                              ----   ----
Balance at December 31,.....................................  $239   $243
                                                              ====   ====



7.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the value of distribution agreements ("VODA"), which is reported in other assets, is as follows:


                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)


Balance at beginning of
  period.......................       $ 8              $--                $--              $--
Effect of purchase accounting
  push down (See Note 2).......        --                8                 --               --
Amortization...................        (1)              --                 --               --
                                      ---              ---                ---              ---
Balance at end of period.......       $ 7              $ 8                $--              $--
                                      ===              ===                ===              ===



     The estimated future amortization expense allocated to other expenses for VODA is $1 million per year for each of the years from 2007 to 2011.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)


Balance at end of previous
  period.......................       $ 8             $ 36                $25              $--
Effect of purchase accounting
  push down (See Note 2).......        --              (36)                --               --
                                      ---             ----                ---              ---
Balance at beginning of
  period.......................         8               --                 25               --
Capitalization.................         9                8                 12               25
Amortization...................        (1)              --                 (1)              --
                                      ---             ----                ---              ---
Balance at end of period.......       $16             $  8                $36              $25
                                      ===             ====                ===              ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12.2 billion at both December 31, 2006 and 2005 for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $246 million, $124 million, $95 million and $200 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and the year ended December 31, 2004, respectively.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                        IN THE EVENT OF DEATH
                                                        ---------------------
                                                            (IN MILLIONS)


ANNUITY CONTRACTS(1)
ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
Separate account value................................  $  14,156   $  14,507
Net amount at risk(2).................................  $     440(3)$     569(3)
Average attained age of contractholders...............   64 years    63 years

                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                         SECONDARY GUARANTEES
                                                        ---------------------
                                                            (IN MILLIONS)

UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (General and Separate account)..........  $   1,807   $   1,694
Net amount at risk(2).................................  $  21,459(3)$  21,719(3)
Average attained age of policyholders.................   59 years    57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)




   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the year ended December 31, 2004. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $13 million for the year ended December 31, 2006, $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for the year ended December 31, 2004.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                              SUCCESSOR
                                                          -----------------
                                                             DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)


Mutual Fund Groupings
  Equity................................................  $ 9,336   $ 9,055
  Bond..................................................      940     1,055
  Balanced..............................................    1,070     1,261
  Money Market..........................................      282       286
  Specialty.............................................      152       218
                                                          -------   -------
     Total..............................................  $11,780   $11,875
                                                          =======   =======



8.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2002. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company reinsures the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 14.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Direct premiums..............      $ 79             $ 41               $ 39             $ 74
Reinsurance ceded............       (36)             (24)               (19)             (34)
                                   ----             ----               ----             ----
Net premiums earned..........      $ 43             $ 17               $ 20             $ 40
                                   ====             ====               ====             ====
Reinsurance recoverables
  netted against policyholder
  benefits and claims........      $169             $ 42               $ 61             $ 95
                                   ====             ====               ====             ====



     Reinsurance recoverables, included in premiums and other receivables, were $139 million and $77 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $16 million and $12 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004 there were no affiliated reinsurance transactions.

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Current Federal..............       $--             $(20)              $ 50             $ 96
Deferred Federal.............        74               32                (15)             (47)
                                    ---             ----               ----             ----
Provision for income tax.....       $74             $ 12               $ 35             $ 49
                                    ===             ====               ====             ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Tax provision at U.S.
  statutory rate.............      $ 89             $ 22                $39             $ 72
Tax effect of:
  Tax exempt investment
     income..................       (15)             (10)                (4)             (15)
  Tax reserve release........        --               --                 --               (8)
                                   ----             ----                ---             ----
Provision for income tax.....      $ 74             $ 12                $35             $ 49
                                   ====             ====                ===             ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                          SUCCESSOR
                                                    ---------------------
                                                         DECEMBER 31,
                                                    ---------------------
                                                       2006        2005
                                                    ----------   --------
                                                        (IN MILLIONS)


Deferred income tax assets:
  Benefit, reinsurance and other reserves.........     $ 487       $ 580
  Capital loss carryforwards......................        20          17
  Net unrealized investment losses................        16          22
  Other...........................................         8           8
                                                       -----       -----
                                                         531         627
                                                       -----       -----
Deferred income tax liabilities:
  DAC and VOBA....................................      (518)       (525)
  Investments.....................................        (5)        (12)
                                                       -----       -----
                                                        (523)       (537)
                                                       -----       -----
Net deferred income tax asset.....................     $   8       $  90
                                                       =====       =====



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Capital loss carryforwards amount to $59 million at December 31, 2006 and will expire beginning in 2010.

     The Company files a consolidated tax return with its parent, MICC. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and is and/or has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against the Company, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against the Company: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



certification. Defendants have moved for summary judgment. The Company is continuing to vigorously defend against the claims in this matter.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:


                                                                 SUCCESSOR
                                                               -------------
                                                                DECEMBER 31,
                                                               -------------
                                                               2006     2005
                                                               ----     ----
                                                               (IN MILLIONS)


Other Assets:
  Premium tax offset for future undiscounted assessments.....   $ 1      $1
  Premium tax offsets currently available for paid
     assessments.............................................    --       1
                                                                ---      --
                                                                $ 1      $2
                                                                ===      ==
Liability:
  Insolvency assessments.....................................   $ 1      $1
                                                                ===      ==



     Assessments levied against the Company were less than $1 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $46 million and $15 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $60 million and $20 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $24 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



immediately preceding calendar year. The Company will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by the Company through June 30, 2007 require prior approval of the Commissioner. The Company did not pay any dividends in 2006. However, since the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Commissioner.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement between MetLife and Citigroup, dated as of January 31, 2005, provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, MICC.

  STATUTORY EQUITY AND INCOME

     The Connecticut Insurance Department (the "Department") imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Annuity exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant asset not admitted by the Company is the net deferred tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to amounts "pushed down" as a result of the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:


                                                    SUCCESSOR                      PREDECESSOR
                                         ------------------------------  ------------------------------
                                          YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                         DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                         ------------  ----------------  ----------------  ------------
                                             2006            2005              2005            2004
                                         ------------  ----------------  ----------------  ------------
                                                                  (IN MILLIONS)


Holding gains (losses) on investments
  arising
  during the period....................      $ 98            $(75)              $(5)           $ 18
Income tax effect of holding gains
  (losses).............................       (34)             26                 1              (6)
Reclassification adjustments:
  Recognized holding gains (losses)
     included in current period
     income............................       (68)            (46)                3               6
  Amortization of premiums and
     accretion
     of discounts associated with
     investments.......................        --              12                (8)            (18)
  Income tax effect of reclassification
     adjustments.......................        24              12                 2               4
Allocation of holding gains (losses) on
  investments relating to other
  policyholder amounts.................       (12)             45                --              --
Income tax effect of allocation of
  holding
  gains (losses) to other policyholder
  amounts..............................         4             (16)               --              --
                                             ----            ----               ---            ----
     Other comprehensive income
       (loss)..........................      $ 12            $(42)              $(7)           $  4
                                             ====            ====               ===            ====



12.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                   SUCCESSOR                        PREDECESSOR
                                        -------------------------------   -------------------------------
                                         YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                        DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                        ------------   ----------------   ----------------   ------------
                                            2006             2005               2005             2004
                                        ------------   ----------------   ----------------   ------------
                                                                  (IN MILLIONS)


Compensation.........................       $  47            $  27              $  19            $  45
Commissions..........................         159              156                180              373
Amortization of DAC and VOBA.........         188              108                133              227
Capitalization of DAC................        (135)            (164)              (222)            (469)
Rent, net of sublease income.........           2                2                  1                4
Other................................          45               36                 73              123
                                            -----            -----              -----            -----
  Total other expenses...............       $ 306            $ 165              $ 184            $ 303
                                            =====            =====              =====            =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


13.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)


DECEMBER 31, 2006
Assets:
  Fixed maturity securities............................               $5,889       $5,889
  Equity securities....................................               $   57       $   57
  Mortgage loans on real estate........................               $  295       $  289
  Policy loans.........................................               $   55       $   55
  Short-term investments...............................               $   95       $   95
  Cash and cash equivalents............................               $  230       $  230
  Accrued investment income............................               $   68       $   68
  Mortgage loan commitments............................     $60       $   --       $   --
  Commitments to fund bank credit facilities...........     $24       $   --       $   --
Liabilities:
  Policyholder account balances........................               $2,740       $2,457
  Payables for collateral under derivative
     transactions......................................               $  102       $  102




                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)


DECEMBER 31, 2005
Assets:
  Fixed maturity securities............................               $6,055       $6,055
  Equity securities....................................               $    4       $    4
  Mortgage loans on real estate........................               $  258       $  258
  Policy loans.........................................               $   37       $   37
  Short-term investments...............................               $   57       $   57
  Cash and cash equivalents............................               $  233       $  233
  Accrued investment income............................               $   69       $   69
  Mortgage loan commitments............................     $20       $   --       $   --
Liabilities:
  Policyholder account balances........................               $3,185       $2,972
  Payables for collateral under derivative
     transactions......................................               $  108       $  108

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER DERIVATIVE TRANSACTIONS

     The carrying value for payables for collateral under derivative transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


14.  RELATED PARTY TRANSACTIONS

     In 2006, the Company entered into a Master Service Agreement with Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $5 million, included in other expenses, for services performed under the Master Service Agreement for the year ended December 31, 2006.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $28 million, included in other expenses, for services performed under the Service Agreement for the year ended December 31, 2006. There were no charges for the six months ended December 31, 2005.

     At December 31, 2006 and 2005, the Company had receivables from MICC of $13 million and $20 million, respectively. The Company had receivables from other affiliates of $4 million and payables to other affiliates of $2 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand-alone entity.

     As of December 31, 2006 and 2005, the Company held $89 million and $16 million, respectively, of its total invested assets in the MetLife Money Market Pool which is an affiliated partnership. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers fixed maturity securities to affiliates and receives other fixed maturity securities from affiliates. The Company transferred invested assets to affiliates with both an amortized cost and fair market value of $15 million for the year ended December 31, 2006. The Company did not transfer assets to affiliates for the six months ended December 31, 2005. The realized capital losses recognized on these transfers were less than $1 million for the year ended December 31, 2006. The Company received invested assets from affiliates with a fair market value of $13 million for the year ended December 31, 2006. The Company did not receive transfers of assets from affiliates for the six months ended December 31, 2005.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Reinsurance Group of America, Incorporated ("RGA"), MetLife Reinsurance Company of South Carolina ("MRSC"), and Exeter Reassurance Company, Ltd. ("Exeter"). As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $108 million and $12 million, respectively. Prior-year comparable assets and liabilities were $78 million and $47 million, respectively.

     The following tables reflect related party reinsurance information:


                                                               SUCCESSOR
                                                    -------------------------------
                                                     YEAR ENDED    SIX MONTHS ENDED
                                                    DECEMBER 31,     DECEMBER 31,
                                                    ------------   ----------------
                                                        2006             2005
                                                    ------------   ----------------
                                                             (IN MILLIONS)


Ceded premiums....................................      $  5              $ 2
Ceded fees, included in universal life and
  investment-type product policy fees.............        22               19
Ceded benefits, included in policyholder benefits
  and claims......................................        38               39
Ceded fees, included in other expenses............        37               12
                                                        ----              ---
  Total ceded.....................................      $102              $72
                                                        ====              ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                                SUCCESSOR
                                                               -----------
                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables................................................  $108    $78
Ceded balances payable, included in other liabilities........  $ 12    $47


     Prior to the Acquisition, the Company had related party transactions with its parent and/or affiliates. These transactions are described as follows:

     In December 2004, MLAC entered into a reinsurance agreement with MRSC related to guarantee features included in certain of their universal life and variable universal life products. All information subsequent to the Acquisition is included in the tables above. Fees associated with this agreement, included within other expenses, were $22 million for the six months ended June 30, 2005.

     In addition, MLAC's individual insurance mortality risk is reinsured, in part, to RGA, an affiliate subsequent to the Acquisition Date. All information subsequent to the Acquisition is included in the tables above. Ceded premiums were $3 million for the six months ended June 30, 2005. Ceded fees, included within universal life and investment-type product policy fees, were $7 million for the six months ended June 30, 2005. Ceded benefits, included within policyholder benefits and claims, were $5 million for the six months ended June 30, 2005.

     At June 30, 2005, MLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amount of $10 million. Income (loss) of ($1) million and $1 million was recognized on these investments in the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. In July 2005, MLAC sold its investment in Tribeca.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid MICC an insignificant amount for both the six months ended June 30, 2005 and the year ended December 31, 2004 for these services.

     In the ordinary course of business, the Company distributed fixed and variable annuity products through its former affiliate Smith Barney. Premiums and deposits related to these products were $506 million in 2004. The Company also marketed term and universal life products through Smith Barney. Premiums related to such products were $108 million in 2004. Commissions and fees paid to Smith Barney were $50 million in 2004.

     The Company also distributed deferred annuity products through its former affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, "CitiStreet") and Citibank, N.A. ("Citibank"). Deposits received from PFS were $636 million and commissions and fees paid to PFS were $48 million for the year ended December 31, 2004. Deposits received from CitiStreet were $116 million and related commissions and fees paid to CitiStreet were $3 million for the year ended December 31, 2004. Deposits received from Citibank were $112 million and commissions and fees paid to Citibank were $13 million for the year ended December 31, 2004.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006
                                  (IN MILLIONS)



                                                                     SUCCESSOR
                                                     -----------------------------------------
                                                      COST OR                      AMOUNT AT
                                                     AMORTIZED     ESTIMATED    WHICH SHOWN ON
                                                      COST(1)     FAIR VALUE     BALANCE SHEET
                                                     ---------    ----------    --------------


TYPE OF INVESTMENTS
Fixed maturity securities:
  Bonds:
     U.S. Treasury/agency securities..............     $  801       $  783          $  783
     State and political subdivision securities...         91           86              86
     Foreign government securities................         69           73              73
     Public utilities.............................        276          271             271
     All other corporate bonds....................      2,959        2,907           2,907
  Mortgage-backed and asset-backed securities.....      1,572        1,573           1,573
  Redeemable preferred stock......................        199          196             196
                                                       ------       ------          ------
     Total fixed maturity securities..............      5,967        5,889           5,889
                                                       ------       ------          ------
Equity securities:
  Common stock:
     Industrial, miscellaneous and all other......          1            1               1
  Non-redeemable preferred stock..................         55           56              56
                                                       ------       ------          ------
     Total equity securities......................         56           57              57
                                                       ------       ------          ------
Mortgage loans on real estate.....................        295                          295
Policy loans......................................         55                           55
Real estate joint ventures........................          2                            2
Other limited partnership interests...............         68                           68
Short-term investments............................         95                           95
Other invested assets.............................        341                          341
                                                       ------                       ------
  Total investments...............................     $6,879                       $6,802
                                                       ======                       ======




--------

   (1) Cost for fixed maturity securities and mortgage loans on real estate represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        AS OF DECEMBER 31, 2006 AND 2005
                                  (IN MILLIONS)


                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
                                             VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
                                            ------   ------------------   ------------   ----------


2006 (SUCCESSOR)..........................  $1,712         $1,861            $5,377          $45
                                            ======         ======            ======          ===
2005 (SUCCESSOR)..........................  $1,777         $1,808            $5,688          $18
                                            ======         ======            ======          ===



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)



                                PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                                REVENUE        NET        BENEFITS       DAC AND VOBA       OTHER          PREMIUMS
                              AND POLICY   INVESTMENT   AND INTEREST      CHARGED TO      OPERATING         WRITTEN
                                CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
                              ----------   ----------   ------------   ---------------   -----------   ----------------


For the Year Ended December
  31, 2006 (SUCCESSOR).....      $526         $361          $271             $188            $118             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  December 31, 2005
  (SUCCESSOR)..............      $250         $167          $166             $108            $ 57             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  June 30, 2005
  (PREDECESSOR)............      $241         $223          $175             $133            $ 51             $ 4
                                 ====         ====          ====             ====            ====             ===
For the Year Ended December
  31, 2004 (PREDECESSOR)...      $411         $389          $326             $227            $ 76             $ 6
                                 ====         ====          ====             ====            ====             ===




--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        AS OF DECEMBER 31, 2006 AND 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)



                                                                                       % AMOUNT
                                                GROSS                          NET      ASSUMED
                                                AMOUNT    CEDED    ASSUMED    AMOUNT    TO NET
                                               -------   -------   -------   -------   --------


AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2006 (SUCCESSOR)
Life insurance in-force.....................   $63,138   $47,897     $--     $15,241      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    79   $    36     $--     $    43      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER
  31, 2005 (SUCCESSOR)
Life insurance in-force.....................   $63,023   $48,618     $--     $14,405      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    41   $    24     $--     $    17      --%
                                               =======   =======     ===     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005
  (PREDECESSOR)
Insurance premium...........................   $    39   $    19     $--     $    20      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2004 (PREDECESSOR)
Life insurance in-force.....................   $54,886   $44,286     $--     $10,600      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    74   $    34     $--     $    40      --%
                                               =======   =======     ===     =======




     For the year ended December 31, 2006, and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004, there were no affiliated reinsurance transactions.

                                    VINTAGE 3


                              PORTFOLIO ARCHITECT 3


                              PORTFOLIO ARCHITECT L


                                    VINTAGE L


                           PIONEER ANNUISTAR(SM) FLEX



                       STATEMENT OF ADDITIONAL INFORMATION



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



                      INDIVIDUAL VARIABLE ANNUITY CONTRACT


                                    ISSUED BY




                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT


                                  ONE CITYPLACE


                        HARTFORD, CONNECTICUT 06103-3415



                                                                  APRIL 30, 2007

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:



     (1)  Statement of Assets and Liabilities as of December 31, 2006



     (2)  Statement of Operations for the year ended December 31, 2006



     (3) Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005


     (4)  Notes to Financial Statements


The consolidated financial statements and schedules of MetLife Life and Annuity Company of Connecticut and its subsidiary (formerly The Travelers Life and Annuity Company) and the reports of Independent Registered Public Accounting Firms, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Life and Annuity Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2006 and 2005



     (2) Consolidated Statements of Income for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004



     (3) Consolidated Statements of Stockholder's Equity for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004



     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules



b) Exhibits



  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------


1.           Resolution of The Travelers Life and Annuity Company Board of Directors
             authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No.
             333-82013, filed June 30, 1999.)
2.           Not Applicable.
3(a).        Distribution and Principal Underwriting Agreement among the Registrant, The
             Travelers Life and Annuity Company and Travelers Distribution LLC
             (Incorporated herein by reference to Exhibit 3(a) to the Registration
             Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)
3(b).        Form of Selling Agreement.  (Incorporated herein by reference to Exhibit
             3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
             Variable Annuities to the Registration Statement on Form N-4, File No. 033-
             65343 filed April 6, 2006.)
3(c)         Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).  (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
             MetLife of CT Fund ABD II for Variable Annuities to the Registration
             Statement on Form N-4, File No. 033-65339/811-07463 filed April 6, 2007.)
3(d)         Master Retail Sales Agreement (MLIDC).  (Incorporated herein by reference to
             Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD II
             for Variable Annuities to the Registration Statement on Form N-4, File No.
             033-65339/811-07463  filed April 6, 2007.)
4(a).        Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82013, filed on
             September 29, 1999.).

  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------

4(b).        Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(b)
             to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4,
             File No. 333-65922, filed June 11, 2003.)
4(c)-4(m).   RIDERS. (Incorporated herein by reference to Exhibit 4(c) through 4(m) to
             Post-Effective Amendment No. 3 to the Registration Statement on Form N-4,
             File No. 333-65926, filed June 11, 2003.)
4(n).        Form of Guaranteed Minimum Withdrawal Rider.  (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration
             Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)
4(o).        Form of Guaranteed Minimum Withdrawal Rider for Life.  (Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 7 to the
             Registration Statement on Form N-4, File No. 333-65922, filed on December
             23, 2005.)
4(p).        Company Name Change Endorsement The Travelers Life and Annuity Company
             effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to
             Post-Effective Amendment No. 14 to The Travelers Fund ABD II for Variable
             Annuities Registration Statement on Form N-4, File No. 033-65339 filed on
             April 7, 2006.)
5(a).        Application. (Incorporated herein by reference to Exhibit 5 to Post-
             Effective Amendment No. 5 to the Registration Statement on Form N-4, File
             No. 333-82009, filed on June 9, 2003.)
5(b).        Form of Variable Annuity Application.  (Incorporated herein by reference to
             Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
             Variable Annuities to the Registration Statement on Form N-4, File No. 033-
             65343 filed April 6, 2006.)
6(a).        Charter of The Travelers Life and Annuity Company, as amended on April 10,
             1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration
             Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)
6(b).        By-Laws of The Travelers Life and Annuity Company, as amended on October 20,
             1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration
             Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)
6(c).        Certificate of Amendment of the Charter as Amended and Restated of The
             Travelers Life and Annuity Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to
             The Travelers Fund ABD II for Variable Annuities Registration Statement on
             Form N-4, File No. 033-65339 filed April 7, 2006.)
7.           Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit
             7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4,
             File No. 333-65942 filed April 15, 2003.)
8(a).        Form of Participation Agreement. (Incorporated herein by reference to
             Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on
             Form N-4, File No. 333-101778, filed April 21, 2005).
8(b).        Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
             Advisers, LLC, Metropolitan Life Insurance Company, The Travelers Insurance
             Company and The Travelers Life and Annuity Company effective November 1,
             2005.  (Incorporated herein by reference to Exhibit 8(b) to Post-Effective
             Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
             Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
8(c).        Participation Agreement Among Met Investors Series Trust, Met Investors
             Advisory, LLC, MetLife Investors Distribution Company, The Travelers
             Insurance Company and The Travelers Life and Annuity Company effective
             November 1, 2005.  (Incorporated herein by reference to Exhibit 8(c) to
             Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
             Annuities Registration Statement on Form N-4, File No. 033-65343 filed April
             6, 2006.)
9(a).        Opinion of Counsel as to the legality of securities being registered.
             (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-82013, filed June 30, 1999.)
9(b).        Opinion of Counsel as to the legality of securities being registered.
             (Incorporated herein by referenced to Exhibit 9(b) to the Registration
             Statement on Form N-4, File No. 333-65922 filed February 11, 2003.).
10(a).       Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed
             herewith.
10(b).       Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
             Firm. Filed herewith.
11.          Not applicable.

  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------

12.          Not applicable.
13.          Power of Attorney authorizing Michele H. Abate, John E. Connolly, Jr., James
             L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as
             signatory for Michael K. Farrell, William J. Mullaney, Lisa M. Weber,
             Stanley J. Talbi, and Joseph J. Prochaska, Jr. Filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

    MetLife Life and Annuity Company of Connecticut
    One Cityplace
    Hartford, CT 06103-3415




NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------


Michael K. Farrell                 Director and President
10 Park Avenue
Morristown, NJ 07962
William J. Mullaney                Director
700 Quaker Lane
Warrick, RI 02886
Lisa M. Weber                      Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962
James L. Lipscomb                  Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Joseph J. Prochaska, Jr.           Executive Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Stanley J. Talbi                   Executive Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Gwenn L. Carr                      Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Anthony J. Williamson              Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Roberto Baron                      Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------

S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138
Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116
Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103
Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Linn K. Richardson                 Vice President and Actuary
10 Park Avenue
Morristown, NJ 07962
Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962
Jeffrey N. Altman                  Vice President
10 Park Avenue
Morristown, NJ 07962
Steven J. Brash                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
William D. Cammarata               Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                Vice President
260 Madison Ave
New York, NY 10016
Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962
C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962
Gene L. Lunman                     Vice President
185 Asylum Street
Hartford, CT 06103
Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------

Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103
Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103
Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962
Erik V. Savi                       Vice President
10 Park Avenue
Morristown, NJ 07962
Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962
Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Life and Annuity Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2007, there were 1,732 qualified contracts and 1,737 non-qualified contracts of Vintage 3; there were 315 qualified contracts and 379 non-qualified contracts of Portfolio Architect 3; there were 216 qualified contracts and 377 non-qualified contracts of Portfolio Architect L; there were 1,178 qualified contracts and 1,091 non-qualified contracts of Vintage L; and there were 120 qualified contracts and 134 non-qualified contracts of Pioneer Annuistar Flex offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER



(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614



     Prior to October 20, 2006, MLI Distribution LLC was the principal underwriter and distributor. On that date MLI Distribution LLC merged into MetLife Investors Distribution Company.



MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities

MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ----------------------------------------------------------------


Michael K. Farrell           Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ----------------------------------------------------------------

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614
Andrew Aiello                Senior Vice President, Channel Head-National Accounts Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116
Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614
Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson        Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Peter Gruppuso               Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830
Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ----------------------------------------------------------------

Charles M. Deuth             Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614
Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Fitzpatrick         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614




(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                                               (2)
                                               NET
                  (1)                      UNDERWRITING         (3)              (4)              (5)
           NAME OF PRINCIPAL              DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
              UNDERWRITER                  COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
           -----------------             ---------------  ---------------  ---------------  ---------------


MLI Distribution LLC...................    $62,664,479           $0               $0               $0





ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



(1)  MetLife Life and Annuity Company of Connecticut
     One Cityplace
     Hartford, Connecticut 06103-3415


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and



(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 6th day of April 2007.

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 6th day of April 2007.







         /s/ *MICHAEL K. FARRELL                  President and Director
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

         /s/ *WILLIAM J. MULLANEY                 Director
---------------------------------------------
            (William J. Mullaney)

            /s/ *LISA M. WEBER                    Director
---------------------------------------------
               (Lisa M. Weber)



                                        By:       /s/ MICHELE H. ABATE
                                            ------------------------------------
                                             Michele H. Abate, Attorney-in-Fact
* MetLife Life and Annuity Company of Connecticut. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX



10(a)   Consent of KPMG LLP, Independent Registered Public Accounting Firm.
10(b)   Consent of Deloitte & Touche LLP, Independent Registered Public
        Accounting Firm.
13      Powers of Attorney.